SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
                        -------

Post-Effective Amendment No. 11           (333-85567)          [X]
                         ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 13      (File No. 811-7195)                      [X]
          ------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN   55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 671-3794
--------------------------------------------------------------------------------

      James M. Odland, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN EXPRESS(R)

SIGNATURE ONE VARIABLE ANNUITY

ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS


MAY 1, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT / AMERICAN ENTERPRISE MVA ACCOUNT


ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


This prospectus contains information that you should know before investing. Prospectuses are also available for:


-  American Express(R) Variable Portfolio Funds
-  AIM Variable Insurance Funds
-  Alliance Variable Products Series Fund
-  Baron Capital Funds Trust

-  Credit Suisse Trust (previously Credit Suisse Warburg Pincus Trust)

-  Fidelity(R) Variable Insurance Products - Service Class

-  Franklin(R) Templeton(R) Variable Insurance Products
   Trust (FTVIPT) - Class 2

-  Goldman Sachs Variable Insurance Trust (VIT)
-  Janus Aspen Series: Service Shares
-  J. P. Morgan Series Trust II
-  Lazard Retirement Series, Inc.
-  MFS(R) Variable Insurance Trust(SM)
-  Royce Capital Fund
-  Third Avenue Variable Series Trust
-  Wanger Advisors Trust
-  Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges from contracts with purchase payment credits may be higher than charges for contracts without such credits. The amount of the credit may be more than offset by additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                                   3
THE CONTRACT IN BRIEF                                                       4
EXPENSE SUMMARY                                                             6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                22
FINANCIAL STATEMENTS                                                       31
PERFORMANCE INFORMATION                                                    31
THE VARIABLE ACCOUNT AND THE FUNDS                                         32
GUARANTEE PERIOD ACCOUNTS (GPAS)                                           38
THE ONE-YEAR FIXED ACCOUNT                                                 41
BUYING YOUR CONTRACT                                                       41
CHARGES                                                                    43
VALUING YOUR INVESTMENT                                                    47
MAKING THE MOST OF YOUR CONTRACT                                           49
WITHDRAWALS                                                                52
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                       52
CHANGING OWNERSHIP                                                         53
BENEFITS IN CASE OF DEATH                                                  53
OPTIONAL BENEFITS                                                          57
THE ANNUITY PAYOUT PERIOD                                                  66
TAXES                                                                      68
VOTING RIGHTS                                                              70
SUBSTITUTION OF INVESTMENTS                                                70
ABOUT THE SERVICE PROVIDERS                                                71
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                      72
DIRECTORS AND EXECUTIVE OFFICERS                                           76
EXPERTS                                                                    77
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION           78
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION               91
APPENDIX A: EXPENSE EXAMPLES FOR THE 8% PERFORMANCE CREDIT RIDER           92
APPENDIX B: 8% PERFORMANCE CREDIT RIDER ADJUSTED PARTIAL WITHDRAWAL       102

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.


CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAS): Fixed accounts to which you may make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
-  Roth IRAs under Section 408A of the Code
-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 32)
- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 38)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 41)


MINIMUM INITIAL PURCHASE PAYMENT:
     $25,000.

MINIMUM ADDITIONAL PURCHASE PAYMENT:
     $50 for Systematic Investment Plans.
     $100 for any other type of payment.

MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT PRIOR APPROVAL):
     $1,000,000 for issue ages up to 85.
     $100,000 for issue ages 86 to 90.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 49)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 52)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 53)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 53)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 57)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 66)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 68)

CHARGES: We assess certain charges in connection with your contract (p. 43):


-  $40 annual contract administrative charge;


- a 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);
- a 1.45% mortality and expense risk fee (if you make allocations to one or more subaccounts);
- if you select death benefit Option A -- Value option return of purchase payment, a reduction of 0.10% in the mortality and expense risk fee (if you make allocations to one or more subaccounts);


- if you select the Guaranteed Minimum Income Benefit Rider(1) (GMIB), an annual fee (currently at 0.35%) based on the adjusted contract value;
- if you select the 8% Performance Credit Rider(1) (PCR), an annual fee of 0.25% of the contract value;
- if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;
- if you select the Benefit Protector(SM) Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;
-  withdrawal charge;
- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments); and
-  the operating expenses of the funds in which the subaccounts invest.

(1)You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available to annuitants 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.
(2)You may select one of the following: death benefit Option C, the Benefit Protector or the Benefit Protector Plus. These benefits may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if both you and the annuitant are 75 or younger at contract issue. Death benefit Option C is only available if both you and the annuitant are 79 or younger at contract issue.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES
WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment withdrawn)

         YEARS FROM PURCHASE                    WITHDRAWAL CHARGE
           PAYMENT RECEIPT                          PERCENTAGE
                  1                                     8%
                  2                                     8
                  3                                     8
                  4                                     8
                  5                                     7
                  6                                     6
                  7                                     6
                  8                                     4
                  9                                     2
                  Thereafter                            0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" p. 45 and "The Annuity Payout Period -- Annuity Payout Plans" p. 67).



ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                              $  40*

* We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:                  0.35%
(As a percentage of an adjusted contract value charged annually at the contract anniversary. This is an optional expense.)

8% PERFORMANCE CREDIT RIDER (PCR) FEE:                               0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:   0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER
  (BENEFIT PROTECTOR PLUS) FEE:                                      0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value)

You can choose the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.

                                                                                     DEATH BENEFIT
                                                              OPTION B -- MAXIMUM                       OPTION A -- VALUE
                                                             ANNIVERSARY VALUE OR                       OPTION RETURN OF
                                                          OPTION C -- 5% ACCUMULATION                   PURCHASE PAYMENT
   VARIABLE ACCOUNT ADMINISTRATIVE CHARGE:                           0.15%                                    0.15%
   MORTALITY AND EXPENSE RISK FEE:                                   1.45                                     1.35
                                                                     ----                                     ----
   TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES:                           1.60%                                    1.50%

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                     MANAGEMENT       12b-1          OTHER
                                                                        FEES          FEES          EXPENSES     TOTAL
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                           .54%           .13%          .11%         .78%(1)
      Bond Fund                                                          .60            .13           .07          .80(2)
      Capital Resource Fund                                              .61            .13           .04          .78(2)
      Cash Management Fund                                               .51            .13           .04          .68(2)
      Diversified Equity Income Fund                                     .55            .13           .23          .91(1)
      Extra Income Fund                                                  .62            .13           .07          .82(2)
      Federal Income Fund                                                .61            .13           .10          .84(1)
      Growth Fund                                                        .62            .13           .15          .90(1)
      Managed Fund                                                       .59            .13           .04          .76(2)
      NEW DIMENSIONS FUND(R)                                             .60            .13           .06          .79(2)
      Small Cap Advantage Fund                                           .73            .13           .30         1.16(1)

AIM V.I.
      Capital Appreciation Fund, Series I                                .61             --           .24          .85(3)
      Capital Development Fund, Series I                                 .75             --           .41         1.16(3)
      Premier Equity Fund, Series I                                      .60             --           .25          .85(3)
      (previously AIM V.I. Value Fund, Series I)

Alliance VP
      Premier Growth Portfolio (Class B)                                1.00            .25           .04         1.29(4)
      Technology Portfolio (Class B)                                    1.00            .25           .08         1.33(4)
      U.S. Government/High Grade Securities Portfolio (Class B)          .60            .25           .29         1.14(4)

Baron Capital Funds Trust
      Capital Asset Fund - Insurance Shares                             1.00            .25           .25         1.50(5)

Credit Suisse Trust -
      Emerging Growth Portfolio                                          .86             --           .39         1.25(6)

Fidelity VIP
      Growth & Income Portfolio (Service Class)                          .48            .10           .10          .68(7)
      Mid Cap Portfolio (Service Class)                                  .58            .10           .11          .79(7)
      Overseas Portfolio (Service Class)                                 .73            .10           .20         1.03(7)

FTVIPT
      Franklin Real Estate Fund - Class 2                                .56            .25           .03          .84(8),(9)
      Mutual Shares Securities Fund - Class 2                            .60            .25           .19         1.04(9)
      Templeton Foreign Securities Fund - Class 2                        .68            .25           .22         1.15(9),(10),(11)
      (previously FTVIPT Templeton International Securities
        Fund - Class 2)

Goldman Sachs VIT
      Capital Growth Fund                                                .75             --           .25         1.00(12)
      CORE(SM) U.S. Equity Fund                                          .70             --           .11          .81(12)
      International Equity Fund                                         1.00             --           .35         1.35(12)

Janus Aspen Series
      Aggressive Growth Portfolio: Service Shares                        .65            .25           .02          .92(13)
      Global Technology Portfolio: Service Shares                        .65            .25           .05          .95(13)
      Growth Portfolio: Service Shares                                   .65            .25           .01          .91(13)
      International Growth Portfolio: Service Shares                     .65            .25           .06          .96(13)

                                        7

                                                                     MANAGEMENT       12b-1          OTHER
                                                                        FEES          FEES          EXPENSES     TOTAL
JPMorgan
      U.S. Disciplined Equity Portfolio                                  .35%            --%          .50%         .85%(14)

Lazard Retirement Series
      Equity Portfolio                                                   .75            .25           .25         1.25(15)
      International Equity Portfolio                                     .75            .25           .25         1.25(15)

MFS(R)
      New Discovery Series - Initial Class                               .90             --           .16         1.06(16),(17)
      Research Series - Initial Class                                    .75             --           .15          .90(16)
      Utilities Series - Initial Class                                   .75             --           .18          .93(16)

Royce Capital Fund
      Micro-Cap Portfolio                                               1.25             --           .10         1.35(18)
      Small-Cap Portfolio                                               1.00             --           .35         1.35(18)

Third Avenue
      Value Portfolio                                                    .90             --           .40         1.30(19)

Wanger
      International Small Cap                                           1.24             --           .19         1.43(20)
      U.S. Smaller Companies                                             .94             --           .05          .99(20)
      (previously Wanger U.S. Small Cap)

Wells Fargo VT
      Equity Income Fund                                                 .32            .25           .43         1.00(21)



(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.
(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(4) Figures in "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal period ended Dec. 31, 2001.
(5) The Advisor is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.50% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period ended Dec. 31, 2001 would have been 1.59%.
(6) Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (0.90%, 0%, 0.39% and 1.29%).
(7) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(8)  The Fund administration fee is paid indirectly through the management fee.
(9) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.
(10) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.
(11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(12) Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.94% and 1.69% for Capital Growth Fund, 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 1.00%, 1.05% and 2.05% for International Equity Fund. CORE(SM) U.S. Equity Fund was under its expense cap of 0.20% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.
(13) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.
(14) Figures in "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal period ended Dec. 31, 2001.
(15) Total annual expenses for the Lazard Equity and International Equity Portfolios have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 2.25% and 3.25% for Equity Portfolio and 0.94% and 1.94% for International Equity Portfolio.

(16) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.05% for New Discovery Series, 0.89% for Research Series, and 0.92% for Utilities Series.
(17) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year 0.15% for the New Discovery Series. Without this agreement, "Other expenses" and "Total" would have been 0.19% and 1.09%. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.
(18) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2002 and 2.99% through Dec. 31, 2010. Absent fee waivers "Other expenses" and "Total" would be 0.17% and 1.42% for Royce Micro-Cap Portfolio and 1.20% and 2.20% for Royce Small-Cap Portfolio.
(19) The fund's expense figures are based on actual expenses for the fiscal year ending Dec. 31, 2001.
(20) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.
(21) Amounts represent expenses based on historical data from 2001. Expenses are shown after fee waivers and expense reimbursements. The Advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement the "Management fee" and "Total" would be 0.55% and 1.23% for Wells Fargo VT Equity Income Fund.



EXAMPLES*: In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available contract feature combination. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. First we show the expenses assuming selection of death benefit Option B or C. Under each fund you will find an example showing:
1) the base contract with no additional riders,
2) the contract with selection of the optional Benefit Protector(SM) Death Benefit Rider (BP),
3) the contract with selection of the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),
4) the contract with selection of the optional Guaranteed Minimum Income Benefit Rider (GMIB),
5) the contract with selection of the optional GMIB and BP, and
6) the contract with selection of the optional GMIB and BPP.

Next we show expenses assuming selection of death benefit Option A. Under each fund you will find an example showing:
1) the base contract with no additional riders,
2) the contract with selection of the BP, and
3) the contract with selection of the optional BPP.

For information on expenses associated with selection of the 8% Performance Credit Rider, please see Appendix A.

You would pay the following expenses on a $1,000 investment if you selected death benefit Option B or C (1.60% total variable account expense) and assuming a 5% annual return and ...



                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Blue Chip Advantage
  Fund
      base contract with no optional riders         $104.64  $155.81  $199.61 $276.52         $24.64   $75.81  $129.61 $276.52
      optional BP                                    107.20   163.49   212.36  301.71          27.20    83.49   142.36  301.71
      optional BPP                                   108.74   168.07   219.95  316.52          28.74    88.07   149.95  316.52
      optional GMIB                                  108.23   166.54   217.42  311.61          28.23    86.54   147.42  311.61
      optional GMIB and BP                           110.79   174.16   229.98  335.94          30.79    94.16   159.98  335.94
      optional GMIB and BPP                          112.33   178.71   237.46  350.24          32.33    98.71   167.46  350.24

AXP(R) Variable Portfolio - Bond Fund
      base contract with no optional riders          104.85   156.43   200.64  278.56          24.85    76.43   130.64  278.56
      optional BP                                    107.41   164.10   213.38  303.70          27.41    84.10   143.38  303.70
      optional BPP                                   108.95   168.68   220.95  318.48          28.95    88.68   150.95  318.48
      optional GMIB                                  108.43   167.15   218.43  313.58          28.43    87.15   148.43  313.58
      optional GMIB and BP                           111.00   174.77   230.98  337.86          31.00    94.77   160.98  337.86
      optional GMIB and BPP                          112.53   179.32   238.45  352.13          32.53    99.32   168.45  352.13

                                        9

                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Capital Resource Fund
      base contract with no optional riders         $104.64  $155.81  $199.61 $276.52         $24.64  $ 75.81  $129.61 $276.52
      optional BP                                    107.20   163.49   212.36  301.71          27.20    83.49   142.36  301.71
      optional BPP                                   108.74   168.07   219.95  316.52          28.74    88.07   149.95  316.52
      optional GMIB                                  108.23   166.54   217.42  311.61          28.23    86.54   147.42  311.61
      optional GMIB and BP                           110.79   174.16   229.98  335.94          30.79    94.16   159.98  335.94
      optional GMIB and BPP                          112.33   178.71   237.46  350.24          32.33    98.71   167.46  350.24

AXP(R) Variable Portfolio - Cash Management Fund
      base contract with no optional riders          103.62   152.73   194.48  266.27          23.62    72.73   124.48  266.27
      optional BP                                    106.18   160.42   207.28  291.71          26.18    80.42   137.28  291.71
      optional BPP                                   107.72   165.01   214.90  306.67          27.72    85.01   144.90  306.67
      optional GMIB                                  107.20   163.49   212.36  301.71          27.20    83.49   142.36  301.71
      optional GMIB and BP                           109.77   171.12   224.98  326.28          29.77    91.12   154.98  326.28
      optional GMIB and BPP                          111.30   175.68   232.48  340.73          31.30    95.68   162.48  340.73

AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
      base contract with no optional riders          105.97   159.81   206.26  289.69          25.97    79.81   136.26  289.69
      optional BP                                    108.54   167.46   218.94  314.56          28.54    87.46   148.94  314.56
      optional BPP                                   110.07   172.03   226.48  329.19          30.07    92.03   156.48  329.19
      optional GMIB                                  109.56   170.51   223.97  324.34          29.56    90.51   153.97  324.34
      optional GMIB and BP                           112.12   178.10   236.46  348.35          32.12    98.10   166.46  348.35
      optional GMIB and BPP                          113.66   182.64   243.90  362.47          33.66   102.64   173.90  362.47

AXP(R) Variable Portfolio - Extra Income Fund
      base contract with no optional riders          105.05   157.04   201.66  280.59          25.05    77.04   131.66  280.59
      optional BP                                    107.61   164.71   214.39  305.68          27.61    84.71   144.39  305.68
      optional BPP                                   109.15   169.29   221.96  320.44          29.15    89.29   151.96  320.44
      optional GMIB                                  108.64   167.76   219.44  315.54          28.64    87.76   149.44  315.54
      optional GMIB and BP                           111.20   175.37   231.98  339.77          31.20    95.37   161.98  339.77
      optional GMIB and BPP                          112.74   179.92   239.44  354.02          32.74    99.92   169.44  354.02

AXP(R) Variable Portfolio - Federal Income Fund
      base contract with no optional riders          105.26   157.66   202.69  282.62          25.26    77.66   132.69  282.62
      optional BP                                    107.82   165.32   215.40  307.66          27.82    85.32   145.40  307.66
      optional BPP                                   109.36   169.90   222.97  322.39          29.36    89.90   152.97  322.39
      optional GMIB                                  108.84   168.37   220.45  317.50          28.84    88.37   150.45  317.50
      optional GMIB and BP                           111.41   175.98   232.98  341.68          31.41    95.98   162.98  341.68
      optional GMIB and BPP                          112.94   180.53   240.43  355.91          32.94   100.53   170.43  355.91

AXP(R) Variable Portfolio - Growth Fund
      base contract with no optional riders          105.87   159.50   205.75  288.69          25.87    79.50   135.75  288.69
      optional BP                                    108.43   167.15   218.43  313.58          28.43    87.15   148.43  313.58
      optional BPP                                   109.97   171.73   225.98  328.22          29.97    91.73   155.98  328.22
      optional GMIB                                  109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional GMIB and BP                           112.02   177.80   235.97  347.40          32.02    97.80   165.97  347.40
      optional GMIB and BPP                          113.56   182.34   243.40  361.53          33.56   102.34   173.40  361.53

                                       10

                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Managed Fund
      base contract with no optional riders         $104.44  $155.20  $198.59 $274.48         $24.44  $ 75.20  $128.59 $274.48
      optional BP                                    107.00   162.87   211.35  299.72          27.00    82.87   141.35  299.72
      optional BPP                                   108.54   167.46   218.94  314.56          28.54    87.46   148.94  314.56
      optional GMIB                                  108.02   165.93   216.41  309.64          28.02    85.93   146.41  309.64
      optional GMIB and BP                           110.59   173.55   228.98  334.01          30.59    93.55   158.98  334.01
      optional GMIB and BPP                          112.12   178.10   236.46  348.35          32.12    98.10   166.46  348.35

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      base contract with no optional riders          104.74   156.12   200.13  277.54          24.74    76.12   130.13  277.54
      optional BP                                    107.31   163.79   212.87  302.70          27.31    83.79   142.87  302.70
      optional BPP                                   108.84   168.37   220.45  317.50          28.84    88.37   150.45  317.50
      optional GMIB                                  108.33   166.85   217.93  312.59          28.33    86.85   147.93  312.59
      optional GMIB and BP                           110.89   174.46   230.48  336.90          30.89    94.46   160.48  336.90
      optional GMIB and BPP                          112.43   179.01   237.95  351.19          32.43    99.01   167.95  351.19

AXP(R) Variable Portfolio - Small Cap Advantage
  Fund
      base contract with no optional riders          108.54   167.46   218.94  314.56          28.54    87.46   148.94  314.56
      optional BP                                    111.10   175.07   231.48  338.81          31.10    95.07   161.48  338.81
      optional BPP                                   112.64   179.62   238.95  353.08          32.64    99.62   168.95  353.08
      optional GMIB                                  112.12   178.10   236.46  348.35          32.12    98.10   166.46  348.35
      optional GMIB and BP                           114.69   185.66   248.82  371.77          34.69   105.66   178.82  371.77
      optional GMIB and BPP                          116.22   190.17   256.18  385.54          36.22   110.17   186.18  385.54

AIM V.I. Capital Appreciation Fund, Series I
      base contract with no optional riders          105.36   157.97   203.20  283.63          25.36    77.97   133.20  283.63
      optional BP                                    107.92   165.63   215.91  308.65          27.92    85.63   145.91  308.65
      optional BPP                                   109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional GMIB                                  108.95   168.68   220.95  318.48          28.95    88.68   150.95  318.48
      optional GMIB and BP                           111.51   176.28   233.48  342.64          31.51    96.28   163.48  342.64
      optional GMIB and BPP                          113.05   180.83   240.93  356.85          33.05   100.83   170.93  356.85

AIM V.I. Capital Development Fund, Series I
      base contract with no optional riders          108.54   167.46   218.94  314.56          28.54    87.46   148.94  314.56
      optional BP                                    111.10   175.07   231.48  338.81          31.10    95.07   161.48  338.81
      optional BPP                                   112.64   179.62   238.95  353.08          32.64    99.62   168.95  353.08
      optional GMIB                                  112.12   178.10   236.46  348.35          32.12    98.10   166.46  348.35
      optional GMIB and BP                           114.69   185.66   248.82  371.77          34.69   105.66   178.82  371.77
      optional GMIB and BPP                          116.22   190.17   256.18  385.54          36.22   110.17   186.18  385.54

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
      base contract with no optional riders          105.36   157.97   203.20  283.63          25.36    77.97   133.20  283.63
      optional BP                                    107.92   165.63   215.91  308.65          27.92    85.63   145.91  308.65
      optional BPP                                   109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional GMIB                                  108.95   168.68   220.95  318.48          28.95    88.68   150.95  318.48
      optional GMIB and BP                           111.51   176.28   233.48  342.64          31.51    96.28   163.48  342.64
      optional GMIB and BPP                          113.05   180.83   240.93  356.85          33.05   100.83   170.93  356.85

                                       11

                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Alliance VP Premier Growth Portfolio (Class B)
      base contract with no optional riders         $109.87  $171.42  $225.48 $327.25         $29.87  $ 91.42  $155.48 $327.25
      optional BP                                    112.43   179.01   237.95  351.19          32.43    99.01   167.95  351.19
      optional BPP                                   113.97   183.55   245.38  365.27          33.97   103.55   175.38  365.27
      optional GMIB                                  113.46   182.04   242.91  360.60          33.46   102.04   172.91  360.60
      optional GMIB and BP                           116.02   189.57   255.20  383.71          36.02   109.57   185.20  383.71
      optional GMIB and BPP                          117.56   194.08   262.51  397.30          37.56   114.08   192.51  397.30

Alliance VP Technology Portfolio (Class B)
      base contract with no optional riders          110.28   172.64   227.48  331.12          30.28    92.64   157.48  331.12
      optional BP                                    112.84   180.22   239.94  354.96          32.84   100.22   169.94  354.96
      optional BPP                                   114.38   184.76   247.35  368.99          34.38   104.76   177.35  368.99
      optional GMIB                                  113.87   183.25   244.88  364.34          33.87   103.25   174.88  364.34
      optional GMIB and BP                           116.43   190.78   257.15  387.36          36.43   110.78   187.15  387.36
      optional GMIB and BPP                          117.97   195.27   264.45  400.89          37.97   115.27   194.45  400.89

Alliance VP U.S. Government/High Grade Securities
  Portfolio (Class B)
      base contract with no optional riders          108.33   166.85   217.93  312.59          28.33    86.85   147.93  312.59
      optional BP                                    110.89   174.46   230.48  336.90          30.89    94.46   160.48  336.90
      optional BPP                                   112.43   179.01   237.95  351.19          32.43    99.01   167.95  351.19
      optional GMIB                                  111.92   177.50   235.47  346.45          31.92    97.50   165.47  346.45
      optional GMIB and BP                           114.48   185.06   247.84  369.91          34.48   105.06   177.84  369.91
      optional GMIB and BPP                          116.02   189.57   255.20  383.71          36.02   109.57   185.20  383.71

Baron Capital Asset Fund - Insurance Shares
      base contract with no optional riders          112.02   177.80   235.97  347.40          32.02    97.80   165.97  347.40
      optional BP                                    114.58   185.36   248.33  370.84          34.58   105.36   178.33  370.84
      optional BPP                                   116.12   189.87   255.69  384.63          36.12   109.87   185.69  384.63
      optional GMIB                                  115.61   188.37   253.24  380.05          35.61   108.37   183.24  380.05
      optional GMIB and BP                           118.17   195.87   265.42  402.68          38.17   115.87   195.42  402.68
      optional GMIB and BPP                          119.71   200.36   272.67  415.99          39.71   120.36   202.67  415.99

Credit Suisse Trust - Emerging Growth Portfolio
      base contract with no optional riders          109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional BP                                    112.02   177.80   235.97  347.40          32.02    97.80   165.97  347.40
      optional BPP                                   113.56   182.34   243.40  361.53          33.56   102.34   173.40  361.53
      optional GMIB                                  113.05   180.83   240.93  356.85          33.05   100.83   170.93  356.85
      optional GMIB and BP                           115.61   188.37   253.24  380.05          35.61   108.37   183.24  380.05
      optional GMIB and BPP                          117.15   192.88   260.57  393.70          37.15   112.88   190.57  393.70

Fidelity VIP Growth & Income Portfolio
  (Service Class)
      base contract with no optional riders          103.62   152.73   194.48  266.27          23.62    72.73   124.48  266.27
      optional BP                                    106.18   160.42   207.28  291.71          26.18    80.42   137.28  291.71
      optional BPP                                   107.72   165.01   214.90  306.67          27.72    85.01   144.90  306.67
      optional GMIB                                  107.20   163.49   212.36  301.71          27.20    83.49   142.36  301.71
      optional GMIB and BP                           109.77   171.12   224.98  326.28          29.77    91.12   154.98  326.28
      optional GMIB and BPP                          111.30   175.68   232.48  340.73          31.30    95.68   162.48  340.73

                                       12

                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Fidelity VIP Mid Cap Portfolio (Service Class)
      base contract with no optional riders         $104.74  $156.12  $200.13 $277.54         $24.74  $ 76.12  $130.13 $277.54
      optional BP                                    107.31   163.79   212.87  302.70          27.31    83.79   142.87  302.70
      optional BPP                                   108.84   168.37   220.45  317.50          28.84    88.37   150.45  317.50
      optional GMIB                                  108.33   166.85   217.93  312.59          28.33    86.85   147.93  312.59
      optional GMIB and BP                           110.89   174.46   230.48  336.90          30.89    94.46   160.48  336.90
      optional GMIB and BPP                          112.43   179.01   237.95  351.19          32.43    99.01   167.95  351.19

Fidelity VIP Overseas Portfolio (Service Class)
      base contract with no optional riders          107.20   163.49   212.36  301.71          27.20    83.49   142.36  301.71
      optional BP                                    109.77   171.12   224.98  326.28          29.77    91.12   154.98  326.28
      optional BPP                                   111.30   175.68   232.48  340.73          31.30    95.68   162.48  340.73
      optional GMIB                                  110.79   174.16   229.98  335.94          30.79    94.16   159.98  335.94
      optional GMIB and BP                           113.35   181.74   242.41  359.66          33.35   101.74   172.41  359.66
      optional GMIB and BPP                          114.89   186.26   249.81  373.61          34.89   106.26   179.81  373.61

FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders          105.26   157.66   202.69  282.62          25.26    77.66   132.69  282.62
      optional BP                                    107.82   165.32   215.40  307.66          27.82    85.32   145.40  307.66
      optional BPP                                   109.36   169.90   222.97  322.39          29.36    89.90   152.97  322.39
      optional GMIB                                  108.84   168.37   220.45  317.50          28.84    88.37   150.45  317.50
      optional GMIB and BP                           111.41   175.98   232.98  341.68          31.41    95.98   162.98  341.68
      optional GMIB and BPP                          112.94   180.53   240.43  355.91          32.94   100.53   170.43  355.91

FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders          107.31   163.79   212.87  302.70          27.31    83.79   142.87  302.70
      optional BP                                    109.87   171.42   225.48  327.25          29.87    91.42   155.48  327.25
      optional BPP                                   111.41   175.98   232.98  341.68          31.41    95.98   162.98  341.68
      optional GMIB                                  110.89   174.46   230.48  336.90          30.89    94.46   160.48  336.90
      optional GMIB and BP                           113.46   182.04   242.91  360.60          33.46   102.04   172.91  360.60
      optional GMIB and BPP                          114.99   186.56   250.30  374.54          34.99   106.56   180.30  374.54

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
      base contract with no optional riders          108.43   167.15   218.43  313.58          28.43    87.15   148.43  313.58
      optional BP                                    111.00   174.77   230.98  337.86          31.00    94.77   160.98  337.86
      optional BPP                                   112.53   179.32   238.45  352.13          32.53    99.32   168.45  352.13
      optional GMIB                                  112.02   177.80   235.97  347.40          32.02    97.80   165.97  347.40
      optional GMIB and BP                           114.58   185.36   248.33  370.84          34.58   105.36   178.33  370.84
      optional GMIB and BPP                          116.12   189.87   255.69  384.63          36.12   109.87   185.69  384.63

Goldman Sachs VIT Capital Growth Fund
      base contract with no optional riders          106.90   162.57   210.84  298.72          26.90    82.57   140.84  298.72
      optional BP                                    109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional BPP                                   111.00   174.77   230.98  337.86          31.00    94.77   160.98  337.86
      optional GMIB                                  110.48   173.25   228.48  333.05          30.48    93.25   158.48  333.05
      optional GMIB and BP                           113.05   180.83   240.93  356.85          33.05   100.83   170.93  356.85
      optional GMIB and BPP                          114.58   185.36   248.33  370.84          34.58   105.36   178.33  370.84

                                       13

                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders         $104.95  $156.74  $201.15 $279.57         $24.95  $ 76.74  $131.15 $279.57
      optional BP                                    107.51   164.40   213.88  304.69          27.51    84.40   143.88  304.69
      optional BPP                                   109.05   168.98   221.46  319.46          29.05    88.98   151.46  319.46
      optional GMIB                                  108.54   167.46   218.94  314.56          28.54    87.46   148.94  314.56
      optional GMIB and BP                           111.10   175.07   231.48  338.81          31.10    95.07   161.48  338.81
      optional GMIB and BPP                          112.64   179.62   238.95  353.08          32.64    99.62   168.95  353.08

Goldman Sachs VIT International Equity Fund
      base contract with no optional riders          110.48   173.25   228.48  333.05          30.48    93.25   158.48  333.05
      optional BP                                    113.05   180.83   240.93  356.85          33.05   100.83   170.93  356.85
      optional BPP                                   114.58   185.36   248.33  370.84          34.58   105.36   178.33  370.84
      optional GMIB                                  114.07   183.85   245.87  366.20          34.07   103.85   175.87  366.20
      optional GMIB and BP                           116.63   191.38   258.13  389.17          36.63   111.38   188.13  389.17
      optional GMIB and BPP                          118.17   195.87   265.42  402.68          38.17   115.87   195.42  402.68

Janus Aspen Series Aggressive Growth Portfolio:
  Service Shares
      base contract with no optional riders          106.08   160.11   206.77  290.70          26.08    80.11   136.77  290.70
      optional BP                                    108.64   167.76   219.44  315.54          28.64    87.76   149.44  315.54
      optional BPP                                   110.18   172.33   226.98  330.15          30.18    92.33   156.98  330.15
      optional GMIB                                  109.66   170.81   224.47  325.31          29.66    90.81   154.47  325.31
      optional GMIB and BP                           112.23   178.41   236.96  349.30          32.23    98.41   166.96  349.30
      optional GMIB and BPP                          113.76   182.94   244.39  363.40          33.76   102.94   174.39  363.40

Janus Aspen Series Global Technology Portfolio:
  Service Shares
      base contract with no optional riders          106.38   161.03   208.30  293.71          26.38    81.03   138.30  293.71
      optional BP                                    108.95   168.68   220.95  318.48          28.95    88.68   150.95  318.48
      optional BPP                                   110.48   173.25   228.48  333.05          30.48    93.25   158.48  333.05
      optional GMIB                                  109.97   171.73   225.98  328.22          29.97    91.73   155.98  328.22
      optional GMIB and BP                           112.53   179.32   238.45  352.13          32.53    99.32   168.45  352.13
      optional GMIB and BPP                          114.07   183.85   245.87  366.20          34.07   103.85   175.87  366.20

Janus Aspen Series Growth Portfolio:
  Service Shares
      base contract with no optional riders          105.97   159.81   206.26  289.69          25.97    79.81   136.26  289.69
      optional BP                                    108.54   167.46   218.94  314.56          28.54    87.46   148.94  314.56
      optional BPP                                   110.07   172.03   226.48  329.19          30.07    92.03   156.48  329.19
      optional GMIB                                  109.56   170.51   223.97  324.34          29.56    90.51   153.97  324.34
      optional GMIB and BP                           112.12   178.10   236.46  348.35          32.12    98.10   166.46  348.35
      optional GMIB and BPP                          113.66   182.64   243.90  362.47          33.66   102.64   173.90  362.47

Janus Aspen Series International Growth Portfolio:
  Service Shares
      base contract with no optional riders          106.49   161.34   208.81  294.72          26.49    81.34   138.81  294.72
      optional BP                                    109.05   168.98   221.46  319.46          29.05    88.98   151.46  319.46
      optional BPP                                   110.59   173.55   228.98  334.01          30.59    93.55   158.98  334.01
      optional GMIB                                  110.07   172.03   226.48  329.19          30.07    92.03   156.48  329.19
      optional GMIB and BP                           112.64   179.62   238.95  353.08          32.64    99.62   168.95  353.08
      optional GMIB and BPP                          114.17   184.15   246.36  367.13          34.17   104.15   176.36  367.13

                                       14

                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
JPMorgan U.S. Disciplined Equity Portfolio
      base contract with no optional riders         $105.36  $157.97  $203.20 $283.63         $25.36  $ 77.97  $133.20 $283.63
      optional BP                                    107.92   165.63   215.91  308.65          27.92    85.63   145.91  308.65
      optional BPP                                   109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional GMIB                                  108.95   168.68   220.95  318.48          28.95    88.68   150.95  318.48
      optional GMIB and BP                           111.51   176.28   233.48  342.64          31.51    96.28   163.48  342.64
      optional GMIB and BPP                          113.05   180.83   240.93  356.85          33.05   100.83   170.93  356.85

Lazard Retirement Equity Portfolio
      base contract with no optional riders          109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional BP                                    112.02   177.80   235.97  347.40          32.02    97.80   165.97  347.40
      optional BPP                                   113.56   182.34   243.40  361.53          33.56   102.34   173.40  361.53
      optional GMIB                                  113.05   180.83   240.93  356.85          33.05   100.83   170.93  356.85
      optional GMIB and BP                           115.61   188.37   253.24  380.05          35.61   108.37   183.24  380.05
      optional GMIB and BPP                          117.15   192.88   260.57  393.70          37.15   112.88   190.57  393.70

Lazard Retirement International Equity Portfolio
      base contract with no optional riders          109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional BP                                    112.02   177.80   235.97  347.40          32.02    97.80   165.97  347.40
      optional BPP                                   113.56   182.34   243.40  361.53          33.56   102.34   173.40  361.53
      optional GMIB                                  113.05   180.83   240.93  356.85          33.05   100.83   170.93  356.85
      optional GMIB and BP                           115.61   188.37   253.24  380.05          35.61   108.37   183.24  380.05
      optional GMIB and BPP                          117.15   192.88   260.57  393.70          37.15   112.88   190.57  393.70

MFS(R) New Discovery Series - Initial Class
      base contract with no optional riders          107.51   164.40   213.88  304.69          27.51    84.40   143.88  304.69
      optional BP                                    110.07   172.03   226.48  329.19          30.07    92.03   156.48  329.19
      optional BPP                                   111.61   176.59   233.98  343.59          31.61    96.59   163.98  343.59
      optional GMIB                                  111.10   175.07   231.48  338.81          31.10    95.07   161.48  338.81
      optional GMIB and BP                           113.66   182.64   243.90  362.47          33.66   102.64   173.90  362.47
      optional GMIB and BPP                          115.20   187.17   251.28  376.38          35.20   107.17   181.28  376.38

MFS(R) Research Series - Initial Class
      base contract with no optional riders          105.87   159.50   205.75  288.69          25.87    79.50   135.75  288.69
      optional BP                                    108.43   167.15   218.43  313.58          28.43    87.15   148.43  313.58
      optional BPP                                   109.97   171.73   225.98  328.22          29.97    91.73   155.98  328.22
      optional GMIB                                  109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional GMIB and BP                           112.02   177.80   235.97  347.40          32.02    97.80   165.97  347.40
      optional GMIB and BPP                          113.56   182.34   243.40  361.53          33.56   102.34   173.40  361.53

MFS(R) Utilities Series - Initial Class
      base contract with no optional riders          106.18   160.42   207.28  291.71          26.18    80.42   137.28  291.71
      optional BP                                    108.74   168.07   219.95  316.52          28.74    88.07   149.95  316.52
      optional BPP                                   110.28   172.64   227.48  331.12          30.28    92.64   157.48  331.12
      optional GMIB                                  109.77   171.12   224.98  326.28          29.77    91.12   154.98  326.28
      optional GMIB and BP                           112.33   178.71   237.46  350.24          32.33    98.71   167.46  350.24
      optional GMIB and BPP                          113.87   183.25   244.88  364.34          33.87   103.25   174.88  364.34

                                       15

                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Royce Micro-Cap Portfolio
      base contract with no optional riders         $110.48  $173.25  $228.48 $333.05         $30.48  $ 93.25  $158.48 $333.05
      optional BP                                    113.05   180.83   240.93  356.85          33.05   100.83   170.93  356.85
      optional BPP                                   114.58   185.36   248.33  370.84          34.58   105.36   178.33  370.84
      optional GMIB                                  114.07   183.85   245.87  366.20          34.07   103.85   175.87  366.20
      optional GMIB and BP                           116.63   191.38   258.13  389.17          36.63   111.38   188.13  389.17
      optional GMIB and BPP                          118.17   195.87   265.42  402.68          38.17   115.87   195.42  402.68

Royce Small-Cap Portfolio
      base contract with no optional riders          110.48   173.25   228.48  333.05          30.48    93.25   158.48  333.05
      optional BP                                    113.05   180.83   240.93  356.85          33.05   100.83   170.93  356.85
      optional BPP                                   114.58   185.36   248.33  370.84          34.58   105.36   178.33  370.84
      optional GMIB                                  114.07   183.85   245.87  366.20          34.07   103.85   175.87  366.20
      optional GMIB and BP                           116.63   191.38   258.13  389.17          36.63   111.38   188.13  389.17
      optional GMIB and BPP                          118.17   195.87   265.42  402.68          38.17   115.87   195.42  402.68

Third Avenue Value Portfolio
      base contract with no optional riders          109.97   171.73   225.98  328.22          29.97    91.73   155.98  328.22
      optional BP                                    112.53   179.32   238.45  352.13          32.53    99.32   168.45  352.13
      optional BPP                                   114.07   183.85   245.87  366.20          34.07   103.85   175.87  366.20
      optional GMIB                                  113.56   182.34   243.40  361.53          33.56   102.34   173.40  361.53
      optional GMIB and BP                           116.12   189.87   255.69  384.63          36.12   109.87   185.69  384.63
      optional GMIB and BPP                          117.66   194.38   263.00  398.20          37.66   114.38   193.00  398.20

Wanger International Small Cap
      base contract with no optional riders          111.30   175.68   232.48  340.73          31.30    95.68   162.48  340.73
      optional BP                                    113.87   183.25   244.88  364.34          33.87   103.25   174.88  364.34
      optional BPP                                   115.40   187.77   252.26  378.22          35.40   107.77   182.26  378.22
      optional GMIB                                  114.89   186.26   249.81  373.61          34.89   106.26   179.81  373.61
      optional GMIB and BP                           117.45   193.78   262.03  396.40          37.45   113.78   192.03  396.40
      optional GMIB and BPP                          118.99   198.27   269.30  409.80          38.99   118.27   199.30  409.80

Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders          106.79   162.26   210.33  297.72          26.79    82.26   140.33  297.72
      optional BP                                    109.36   169.90   222.97  322.39          29.36    89.90   152.97  322.39
      optional BPP                                   110.89   174.46   230.48  336.90          30.89    94.46   160.48  336.90
      optional GMIB                                  110.38   172.94   227.98  332.08          30.38    92.94   157.98  332.08
      optional GMIB and BP                           112.94   180.53   240.43  355.91          32.94   100.53   170.43  355.91
      optional GMIB and BPP                          114.48   185.06   247.84  369.91          34.48   105.06   177.84  369.91

Wells Fargo VT Equity Income Fund
      base contract with no optional riders          106.90   162.57   210.84  298.72          26.90    82.57   140.84  298.72
      optional BP                                    109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional BPP                                   111.00   174.77   230.98  337.86          31.00    94.77   160.98  337.86
      optional GMIB                                  110.48   173.25   228.48  333.05          30.48    93.25   158.48  333.05
      optional GMIB and BP                           113.05   180.83   240.93  356.85          33.05   100.83   170.93  356.85
      optional GMIB and BPP                          114.58   185.36   248.33  370.84          34.58   105.36   178.33  370.84

You would pay the following expenses on a $1,000 investment if you selected death benefit Option A (1.50% total variable account expense) and assuming a 5% annual return and ...



                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR   3 YEARS 5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Blue Chip Advantage
  Fund
      base contract with no optional riders         $103.62  $152.73  $194.48 $266.27         $23.62   $72.73  $124.48 $266.27
      optional BP                                    106.18   160.42   207.28  291.71          26.18    80.42   137.28  291.71
      optional BPP                                   107.72   165.01   214.90  306.67          27.72    85.01   144.90  306.67

AXP(R) Variable Portfolio - Bond Fund
      base contract with no optional riders          103.82   153.35   195.51  268.32          23.82    73.35   125.51  268.32
      optional BP                                    106.38   161.03   208.30  293.71          26.38    81.03   138.30  293.71
      optional BPP                                   107.92   165.63   215.91  308.65          27.92    85.63   145.91  308.65

AXP(R) Variable Portfolio - Capital Resource Fund
      base contract with no optional riders          103.62   152.73   194.48  266.27          23.62    72.73   124.48  266.27
      optional BP                                    106.18   160.42   207.28  291.71          26.18    80.42   137.28  291.71
      optional BPP                                   107.72   165.01   214.90  306.67          27.72    85.01   144.90  306.67

AXP(R) Variable Portfolio - Cash Management Fund
      base contract with no optional riders          102.59   149.65   189.32  255.91          22.59    69.65   119.32  255.91
      optional BP                                    105.15   157.35   202.17  281.61          25.15    77.35   132.17  281.61
      optional BPP                                   106.69   161.95   209.82  296.72          26.69    81.95   139.82  296.72

AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
      base contract with no optional riders          104.95   156.74   201.15  279.57          24.95    76.74   131.15  279.57
      optional BP                                    107.51   164.40   213.88  304.69          27.51    84.40   143.88  304.69
      optional BPP                                   109.05   168.98   221.46  319.46          29.05    88.98   151.46  319.46

AXP(R) Variable Portfolio - Extra Income Fund
      base contract with no optional riders          104.03   153.97   196.53  270.38          24.03    73.97   126.53  270.38
      optional BP                                    106.59   161.65   209.31  295.72          26.59    81.65   139.31  295.72
      optional BPP                                   108.13   166.24   216.92  310.62          28.13    86.24   146.92  310.62

AXP(R) Variable Portfolio - Federal Income Fund
      base contract with no optional riders          104.23   154.58   197.56  272.43          24.23    74.58   127.56  272.43
      optional BP                                    106.79   162.26   210.33  297.72          26.79    82.26   140.33  297.72
      optional BPP                                   108.33   166.85   217.93  312.59          28.33    86.85   147.93  312.59

AXP(R) Variable Portfolio - Growth Fund
      base contract with no optional riders          104.85   156.43   200.64  278.56          24.85    76.43   130.64  278.56
      optional BP                                    107.41   164.10   213.38  303.70          27.41    84.10   143.38  303.70
      optional BPP                                   108.95   168.68   220.95  318.48          28.95    88.68   150.95  318.48

AXP(R) Variable Portfolio - Managed Fund
      base contract with no optional riders          103.41   152.12   193.45  264.20          23.41    72.12   123.45  264.20
      optional BP                                    105.97   159.81   206.26  289.69          25.97    79.81   136.26  289.69
      optional BPP                                   107.51   164.40   213.88  304.69          27.51    84.40   143.88  304.69

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      base contract with no optional riders          103.72   153.04   194.99  267.30          23.72    73.04   124.99  267.30
      optional BP                                    106.28   160.73   207.79  292.71          26.28    80.73   137.79  292.71
      optional BPP                                   107.82   165.32   215.40  307.66          27.82    85.32   145.40  307.66

                                       17

                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Small Cap Advantage
  Fund
      base contract with no optional riders         $107.51  $164.40  $213.88 $304.69         $27.51  $ 84.40  $143.88 $304.69
      optional BP                                    110.07   172.03   226.48  329.19          30.07    92.03   156.48  329.19
      optional BPP                                   111.61   176.59   233.98  343.59          31.61    96.59   163.98  343.59

AIM V.I. Capital Appreciation Fund, Series I
      base contract with no optional riders          104.33   154.89   198.08  273.45          24.33    74.89   128.08  273.45
      optional BP                                    106.90   162.57   210.84  298.72          26.90    82.57   140.84  298.72
      optional BPP                                   108.43   167.15   218.43  313.58          28.43    87.15   148.43  313.58

AIM V.I. Capital Development Fund, Series I
      base contract with no optional riders          107.51   164.40   213.88  304.69          27.51    84.40   143.88  304.69
      optional BP                                    110.07   172.03   226.48  329.19          30.07    92.03   156.48  329.19
      optional BPP                                   111.61   176.59   233.98  343.59          31.61    96.59   163.98  343.59

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
      base contract with no optional riders          104.33   154.89   198.08  273.45          24.33    74.89   128.08  273.45
      optional BP                                    106.90   162.57   210.84  298.72          26.90    82.57   140.84  298.72
      optional BPP                                   108.43   167.15   218.43  313.58          28.43    87.15   148.43  313.58

Alliance VP Premier Growth Portfolio (Class B)
      base contract with no optional riders          108.84   168.37   220.45  317.50          28.84    88.37   150.45  317.50
      optional BP                                    111.41   175.98   232.98  341.68          31.41    95.98   162.98  341.68
      optional BPP                                   112.94   180.53   240.43  355.91          32.94   100.53   170.43  355.91

Alliance VP Technology Portfolio (Class B)
      base contract with no optional riders          109.25   169.59   222.46  321.41          29.25    89.59   152.46  321.41
      optional BP                                    111.82   177.19   234.97  345.50          31.82    97.19   164.97  345.50
      optional BPP                                   113.35   181.74   242.41  359.66          33.35   101.74   172.41  359.66

Alliance VP U.S. Government/High Grade Securities
  Portfolio (Class B)
      base contract with no optional riders          107.31   163.79   212.87  302.70          27.31    83.79   142.87  302.70
      optional BP                                    109.87   171.42   225.48  327.25          29.87    91.42   155.48  327.25
      optional BPP                                   111.41   175.98   232.98  341.68          31.41    95.98   162.98  341.68

Baron Capital Asset Fund - Insurance Shares
      base contract with no optional riders          111.00   174.77   230.98  337.86          31.00    94.77   160.98  337.86
      optional BP                                    113.56   182.34   243.40  361.53          33.56   102.34   173.40  361.53
      optional BPP                                   115.10   186.87   250.79  375.46          35.10   106.87   180.79  375.46

Credit Suisse Trust - Emerging Growth Portfolio
      base contract with no optional riders          108.43   167.15   218.43  313.58          28.43    87.15   148.43  313.58
      optional BP                                    111.00   174.77   230.98  337.86          31.00    94.77   160.98  337.86
      optional BPP                                   112.53   179.32   238.45  352.13          32.53    99.32   168.45  352.13

Fidelity VIP Growth & Income Portfolio
  (Service Class)
      base contract with no optional riders          102.59   149.65   189.32  255.91          22.59    69.65   119.32  255.91
      optional BP                                    105.15   157.35   202.17  281.61          25.15    77.35   132.17  281.61
      optional BPP                                   106.69   161.95   209.82  296.72          26.69    81.95   139.82  296.72

                                       18

                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Fidelity VIP Mid Cap Portfolio (Service Class)
      base contract with no optional riders         $103.72  $153.04  $194.99 $267.30         $23.72  $ 73.04  $124.99 $267.30
      optional BP                                    106.28   160.73   207.79  292.71          26.28    80.73   137.79  292.71
      optional BPP                                   107.82   165.32   215.40  307.66          27.82    85.32   145.40  307.66

Fidelity VIP Overseas Portfolio (Service Class)
      base contract with no optional riders          106.18   160.42   207.28  291.71          26.18    80.42   137.28  291.71
      optional BP                                    108.74   168.07   219.95  316.52          28.74    88.07   149.95  316.52
      optional BPP                                   110.28   172.64   227.48  331.12          30.28    92.64   157.48  331.12

FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders          104.23   154.58   197.56  272.43          24.23    74.58   127.56  272.43
      optional BP                                    106.79   162.26   210.33  297.72          26.79    82.26   140.33  297.72
      optional BPP                                   108.33   166.85   217.93  312.59          28.33    86.85   147.93  312.59

FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders          106.28   160.73   207.79  292.71          26.28    80.73   137.79  292.71
      optional BP                                    108.84   168.37   220.45  317.50          28.84    88.37   150.45  317.50
      optional BPP                                   110.38   172.94   227.98  332.08          30.38    92.94   157.98  332.08

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
      base contract with no optional riders          107.41   164.10   213.38  303.70          27.41    84.10   143.38  303.70
      optional BP                                    109.97   171.73   225.98  328.22          29.97    91.73   155.98  328.22
      optional BPP                                   111.51   176.28   233.48  342.64          31.51    96.28   163.48  342.64

Goldman Sachs VIT Capital Growth Fund
      base contract with no optional riders          105.87   159.50   205.75  288.69          25.87    79.50   135.75  288.69
      optional BP                                    108.43   167.15   218.43  313.58          28.43    87.15   148.43  313.58
      optional BPP                                   109.97   171.73   225.98  328.22          29.97    91.73   155.98  328.22

Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders          103.92   153.66   196.02  269.35          23.92    73.66   126.02  269.35
      optional BP                                    106.49   161.34   208.81  294.72          26.49    81.34   138.81  294.72
      optional BPP                                   108.02   165.93   216.41  309.64          28.02    85.93   146.41  309.64

Goldman Sachs VIT International Equity Fund
      base contract with no optional riders          109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional BP                                    112.02   177.80   235.97  347.40          32.02    97.80   165.97  347.40
      optional BPP                                   113.56   182.34   243.40  361.53          33.56   102.34   173.40  361.53

Janus Aspen Series Aggressive Growth
  Portfolio: Service Shares
      base contract with no optional riders          105.05   157.04   201.66  280.59          25.05    77.04   131.66  280.59
      optional BP                                    107.61   164.71   214.39  305.68          27.61    84.71   144.39  305.68
      optional BPP                                   109.15   169.29   221.96  320.44          29.15    89.29   151.96  320.44

Janus Aspen Series Global Technology Portfolio:
  Service Shares
      base contract with no optional riders          105.36   157.97   203.20  283.63          25.36    77.97   133.20  283.63
      optional BP                                    107.92   165.63   215.91  308.65          27.92    85.63   145.91  308.65
      optional BPP                                   109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36

                                       19

                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Janus Aspen Series Growth Portfolio: Service
  Shares
      base contract with no optional riders         $104.95  $156.74  $201.15 $279.57         $24.95  $ 76.74  $131.15 $279.57
      optional BP                                    107.51   164.40   213.88  304.69          27.51    84.40   143.88  304.69
      optional BPP                                   109.05   168.98   221.46  319.46          29.05    88.98   151.46  319.46

Janus Aspen Series International Growth
  Portfolio: Service Shares
      base contract with no optional riders          105.46   158.27   203.71  284.65          25.46    78.27   133.71  284.65
      optional BP                                    108.02   165.93   216.41  309.64          28.02    85.93   146.41  309.64
      optional BPP                                   109.56   170.51   223.97  324.34          29.56    90.51   153.97  324.34

JPMorgan U.S. Disciplined Equity Portfolio
      base contract with no optional riders          104.33   154.89   198.08  273.45          24.33    74.89   128.08  273.45
      optional BP                                    106.90   162.57   210.84  298.72          26.90    82.57   140.84  298.72
      optional BPP                                   108.43   167.15   218.43  313.58          28.43    87.15   148.43  313.58

Lazard Retirement Equity Portfolio
      base contract with no optional riders          108.43   167.15   218.43  313.58          28.43    87.15   148.43  313.58
      optional BP                                    111.00   174.77   230.98  337.86          31.00    94.77   160.98  337.86
      optional BPP                                   112.53   179.32   238.45  352.13          32.53    99.32   168.45  352.13

Lazard Retirement International Equity Portfolio
      base contract with no optional riders          108.43   167.15   218.43  313.58          28.43    87.15   148.43  313.58
      optional BP                                    111.00   174.77   230.98  337.86          31.00    94.77   160.98  337.86
      optional BPP                                   112.53   179.32   238.45  352.13          32.53    99.32   168.45  352.13

MFS(R) New Discovery Series - Initial Class
      base contract with no optional riders          106.49   161.34   208.81  294.72          26.49    81.34   138.81  294.72
      optional BP                                    109.05   168.98   221.46  319.46          29.05    88.98   151.46  319.46
      optional BPP                                   110.59   173.55   228.98  334.01          30.59    93.55   158.98  334.01

MFS(R) Research Series - Initial Class
      base contract with no optional riders          104.85   156.43   200.64  278.56          24.85    76.43   130.64  278.56
      optional BP                                    107.41   164.10   213.38  303.70          27.41    84.10   143.38  303.70
      optional BPP                                   108.95   168.68   220.95  318.48          28.95    88.68   150.95  318.48

MFS(R) Utilities Series - Initial Class
      base contract with no optional riders          105.15   157.35   202.17  281.61          25.15    77.35   132.17  281.61
      optional BP                                    107.72   165.01   214.90  306.67          27.72    85.01   144.90  306.67
      optional BPP                                   109.25   169.59   222.46  321.41          29.25    89.59   152.46  321.41

Royce Micro-Cap Portfolio
      base contract with no optional riders          109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional BP                                    112.02   177.80   235.97  347.40          32.02    97.80   165.97  347.40
      optional BPP                                   113.56   182.34   243.40  361.53          33.56   102.34   173.40  361.53

Royce Small-Cap Portfolio
      base contract with no optional riders          109.46   170.20   223.47  323.36          29.46    90.20   153.47  323.36
      optional BP                                    112.02   177.80   235.97  347.40          32.02    97.80   165.97  347.40
      optional BPP                                   113.56   182.34   243.40  361.53          33.56   102.34   173.40  361.53

                                       20

                                                        A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Third Avenue Value Portfolio
      base contract with no optional riders         $108.95  $168.68  $220.95 $318.48         $28.95  $ 88.68  $150.95 $318.48
      optional BP                                    111.51   176.28   233.48  342.64          31.51    96.28   163.48  342.64
      optional BPP                                   113.05   180.83   240.93  356.85          33.05   100.83   170.93  356.85

Wanger International Small Cap
      base contract with no optional riders          110.28   172.64   227.48  331.12          30.28    92.64   157.48  331.12
      optional BP                                    112.84   180.22   239.94  354.96          32.84   100.22   169.94  354.96
      optional BPP                                   114.38   184.76   247.35  368.99          34.38   104.76   177.35  368.99

Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders          105.77   159.19   205.24  287.68          25.77    79.19   135.24  287.68
      optional BP                                    108.33   166.85   217.93  312.59          28.33    86.85   147.93  312.59
      optional BPP                                   109.87   171.42   225.48  327.25          29.87    91.42   155.48  327.25

Wells Fargo VT Equity Income Fund
      base contract with no optional riders          105.87   159.50   205.75  288.69          25.87    79.50   135.75  288.69
      optional BP                                    108.43   167.15   218.43  313.58          28.43    87.15   148.43  313.58
      optional BPP                                   109.97   171.73   225.98  328.22          29.97    91.73   155.98  328.22



* In these examples, the $30 contract administrative charge is approximated as a 0.024% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.



YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and did not have any activity as of the date of the financial statements.



YEAR ENDED DEC. 31,                                                                                      2001       2000
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SBCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                       $   0.93   $   1.00
Accumulation unit value at end of period                                                             $   0.77   $   0.93
Number of accumulation units outstanding at end of period (000 omitted)                                 1,229        738
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                       $   0.91   $   1.00
Accumulation unit value at end of period                                                             $   0.75   $   0.91
Number of accumulation units outstanding at end of period (000 omitted)                                 1,097        789
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                       $   1.03   $   1.00
Accumulation unit value at end of period                                                             $   1.09   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 1,363        688
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SBND2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                       $   1.03   $   1.00
Accumulation unit value at end of period                                                             $   1.09   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   317         64
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCAR1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                       $   0.85   $   1.00
Accumulation unit value at end of period                                                             $   0.68   $   0.85
Number of accumulation units outstanding at end of period (000 omitted)                                   795        785
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                       $   0.83   $   1.00
Accumulation unit value at end of period                                                             $   0.67   $   0.83
Number of accumulation units outstanding at end of period (000 omitted)                                   565        479
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                       $   1.03   $   1.00
Accumulation unit value at end of period                                                             $   1.05   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                11,399     11,511
Ratio of operating expense to average net assets                                                         1.60%      1.60%
Simple yield(4)                                                                                          0.01%      4.33%
Compound yield(4)                                                                                        0.01%      4.42%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCMG2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                       $   1.03   $   1.00
Accumulation unit value at end of period                                                             $   1.05   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                                 3,980      2,613
Ratio of operating expense to average net assets                                                         1.50%      1.50%
Simple yield(4)                                                                                          0.12%      4.45%
Compound yield(4)                                                                                        0.12%      4.55%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
  EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                       $   1.07   $   1.00
Accumulation unit value at end of period                                                             $   1.08   $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   367         52
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------

                                       22

YEAR ENDED DEC. 31,                                                                                      2001       2000
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED
 EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                       $   1.08   $   1.00
Accumulation unit value at end of period                                                             $   1.09   $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   223         66
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SEXI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                       $   0.88   $   1.00
Accumulation unit value at end of period                                                             $   0.91   $   0.88
Number of accumulation units outstanding at end of period (000 omitted)                                 2,458        390
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEXI3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                       $   0.87   $   1.00
Accumulation unit value at end of period                                                             $   0.90   $   0.87
Number of accumulation units outstanding at end of period (000 omitted)                                   633        310
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SFDI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                       $   1.06   $   1.00
Accumulation unit value at end of period                                                             $   1.11   $   1.06
Number of accumulation units outstanding at end of period (000 omitted)                                   424         24
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                                                       $   1.05   $   1.00
Accumulation unit value at end of period                                                             $   1.10   $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                                 1,609        272
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRO1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                       $   0.77   $   1.00
Accumulation unit value at end of period                                                             $   0.52   $   0.77
Number of accumulation units outstanding at end of period (000 omitted)                                   546        554
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRO2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                                       $   0.74   $   1.00
Accumulation unit value at end of period                                                             $   0.50   $   0.74
Number of accumulation units outstanding at end of period (000 omitted)                                    83        211
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMGD1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                       $   0.98   $   1.00
Accumulation unit value at end of period                                                             $   0.86   $   0.98
Number of accumulation units outstanding at end of period (000 omitted)                                   851        613
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMGD2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                       $   0.94   $   1.00
Accumulation unit value at end of period                                                             $   0.83   $   0.94
Number of accumulation units outstanding at end of period (000 omitted)                                   178         51
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                       $   0.90   $   1.00
Accumulation unit value at end of period                                                             $   0.74   $   0.90
Number of accumulation units outstanding at end of period (000 omitted)                                 2,896      2,468
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                       $   0.86   $   1.00
Accumulation unit value at end of period                                                             $   0.71   $   0.86
Number of accumulation units outstanding at end of period (000 omitted)                                 3,128      2,130
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------

                                       23

YEAR ENDED DEC. 31,                                                                                      2001       2000
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SSCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                       $   1.00   $   1.00
Accumulation unit value at end of period                                                             $   0.92   $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                                   474        147
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                       $   0.90   $   1.00
Accumulation unit value at end of period                                                             $   0.83   $   0.90
Number of accumulation units outstanding at end of period (000 omitted)                                   367        173
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                                                       $   0.83   $   1.00
Accumulation unit value at end of period                                                             $   0.63   $   0.83
Number of accumulation units outstanding at end of period (000 omitted)                                10,247      8,641
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAP3(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                                                       $   0.75   $   1.00
Accumulation unit value at end of period                                                             $   0.57   $   0.75
Number of accumulation units outstanding at end of period (000 omitted)                                 5,772      5,686
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCDV1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I)
Accumulation unit value at beginning of period                                                       $   0.97   $   1.00
Accumulation unit value at end of period                                                             $   0.88   $   0.97
Number of accumulation units outstanding at end of period (000 omitted)                                 3,126      3,627
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCDV2(3) (INVESTING IN SHARES OF AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I)
Accumulation unit value at beginning of period                                                       $   0.97   $   1.00
Accumulation unit value at end of period                                                             $   0.88   $   0.97
Number of accumulation units outstanding at end of period (000 omitted)                                   804        850
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SVAL1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                                                       $   0.83   $   1.00
Accumulation unit value at end of period                                                             $   0.71   $   0.83
Number of accumulation units outstanding at end of period (000 omitted)                                 8,588     10,738
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAL3(2) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                                                       $   0.81   $   1.00
Accumulation unit value at end of period                                                             $   0.70   $   0.81
Number of accumulation units outstanding at end of period (000 omitted)                                 9,749      6,187
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPGR1(1) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                       $   0.86   $   1.00
Accumulation unit value at end of period                                                             $   0.70   $   0.86
Number of accumulation units outstanding at end of period (000 omitted)                                 7,466      9,298
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPGR2(3) (INVESTING IN SHARES OF ALLIANCE VP PREMIER GROWTH PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                       $   0.80   $   1.00
Accumulation unit value at end of period                                                             $   0.65   $   0.80
Number of accumulation units outstanding at end of period (000 omitted)                                 2,397      1,899
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT STEC1(1) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                       $   0.70   $   1.00
Accumulation unit value at end of period                                                             $   0.51   $   0.70
Number of accumulation units outstanding at end of period (000 omitted)                                 6,380      9,543
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------

                                       24

YEAR ENDED DEC. 31,                                                                                      2001       2000
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT STEC2(3) (INVESTING IN SHARES OF ALLIANCE VP TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                       $   0.65   $   1.00
Accumulation unit value at end of period                                                             $   0.48   $   0.65
Number of accumulation units outstanding at end of period (000 omitted)                                 2,165      2,882
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUGH1(1) (INVESTING IN SHARES OF ALLIANCE VP U.S. GOVERNMENT/HIGH GRADE SECURITIES
  PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                       $   1.09   $   1.00
Accumulation unit value at end of period                                                             $   1.16   $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                                 1,123        319
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUGH2(3) (INVESTING IN SHARES OF ALLIANCE VP U.S. GOVERNMENT/HIGH GRADE SECURITIES
  PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                                                       $   1.01   $   1.00
Accumulation unit value at end of period                                                             $   1.07   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                                   854        405
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCAS1(1) (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND - INSURANCE SHARES)
Accumulation unit value at beginning of period                                                       $   0.96   $   1.00
Accumulation unit value at end of period                                                             $   1.06   $   0.96
Number of accumulation units outstanding at end of period (000 omitted)                                 1,044        668
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCAS2(3) (INVESTING IN SHARES OF BARON CAPITAL ASSET FUND - INSURANCE SHARES)
Accumulation unit value at beginning of period                                                       $   0.95   $   1.00
Accumulation unit value at end of period                                                             $   1.06   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                                   100         44
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SEGR1(1) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   0.83   $   1.00
Accumulation unit value at end of period                                                             $   0.69   $   0.83
Number of accumulation units outstanding at end of period (000 omitted)                                   852      1,637
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SEGR2(3) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   0.93   $   1.00
Accumulation unit value at end of period                                                             $   0.77   $   0.93
Number of accumulation units outstanding at end of period (000 omitted)                                     9        103
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRI1(1) (INVESTING IN SHARES OF FIDELITY VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                       $   1.01   $   1.00
Accumulation unit value at end of period                                                             $   0.91   $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 2,950      2,250
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRI2(3) (INVESTING IN SHARES OF FIDELITY VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                       $   0.99   $   1.00
Accumulation unit value at end of period                                                             $   0.89   $   0.99
Number of accumulation units outstanding at end of period (000 omitted)                                   805        637
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMDC1(1) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                       $   1.14   $   1.00
Accumulation unit value at end of period                                                             $   1.09   $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                 7,878     10,072
Ratio of operating expense to average net assets                                                         1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMDC2(3) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                       $   1.14   $   1.00
Accumulation unit value at end of period                                                             $   1.09   $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                                 3,297      3,650
Ratio of operating expense to average net assets                                                         1.50%      1.50%
--------------------------------------------------------------------------------------------------------------------------

                                       25

YEAR ENDED DEC. 31,                                                                                      2001       2000
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SOVS1(1) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                       $   0.80   $   1.00
Accumulation unit value at end of period                                                             $   0.62   $   0.80
Number of accumulation units outstanding at end of period (000 omitted)                                   933      1,064
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SOVS2(3) (INVESTING IN SHARES OF FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                       $   0.85   $   1.00
Accumulation unit value at end of period                                                             $   0.66   $   0.85
Number of accumulation units outstanding at end of period (000 omitted)                                   476        506
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SRES1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                       $   1.32   $   1.00
Accumulation unit value at end of period                                                             $   1.40   $   1.32
Number of accumulation units outstanding at end of period (000 omitted)                                   685        269
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES3(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                                                       $   1.18   $   1.00
Accumulation unit value at end of period                                                             $   1.26   $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                                   232         92
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                       $   1.19   $   1.00
Accumulation unit value at end of period                                                             $   1.25   $   1.19
Number of accumulation units outstanding at end of period (000 omitted)                                   473         79
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS3(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                       $   1.11   $   1.00
Accumulation unit value at end of period                                                             $   1.17   $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                                   324         39
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SISC1(1),(5) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER
  COMPANIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                       $   0.96   $   1.00
Accumulation unit value at end of period                                                             $   0.92   $   0.96
Number of accumulation units outstanding at end of period (000 omitted)                                   406        199
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SISC2(3),(5) (INVESTING IN SHARES OF FTVIPT TEMPLETON INTERNATIONAL SMALLER
  COMPANIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                       $   0.96   $   1.00
Accumulation unit value at end of period                                                             $   0.92   $   0.96
Number of accumulation units outstanding at end of period (000 omitted)                                    40         33
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCGR1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND)
Accumulation unit value at beginning of period                                                       $   0.95   $   1.00
Accumulation unit value at end of period                                                             $   0.80   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                                 1,090      1,157
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SCGR2(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CAPITAL GROWTH FUND)
Accumulation unit value at beginning of period                                                       $   0.91   $   1.00
Accumulation unit value at end of period                                                             $   0.77   $   0.91
Number of accumulation units outstanding at end of period (000 omitted)                                    56         89
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUSE1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                       $   0.94   $   1.00
Accumulation unit value at end of period                                                             $   0.81   $   0.94
Number of accumulation units outstanding at end of period (000 omitted)                                 1,747      1,910
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------

                                       26

YEAR ENDED DEC. 31,                                                                                      2001       2000
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE3(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                                                       $   0.92   $   1.00
Accumulation unit value at end of period                                                             $   0.79   $   0.92
Number of accumulation units outstanding at end of period (000 omitted)                                 1,017        587
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGLI1(1),(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT GLOBAL INCOME FUND)
Accumulation unit value at beginning of period                                                       $   1.07   $   1.00
Accumulation unit value at end of period                                                             $   1.11   $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   667        260
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI3(2),(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT GLOBAL INCOME FUND)
Accumulation unit value at beginning of period                                                       $   1.07   $   1.00
Accumulation unit value at end of period                                                             $   1.10   $   1.07
Number of accumulation units outstanding at end of period (000 omitted)                                   205         58
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SIEQ1(1) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                       $   0.85   $   1.00
Accumulation unit value at end of period                                                             $   0.65   $   0.85
Number of accumulation units outstanding at end of period (000 omitted)                                   630        621
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SIEQ2(3) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                       $   0.88   $   1.00
Accumulation unit value at end of period                                                             $   0.67   $   0.88
Number of accumulation units outstanding at end of period (000 omitted)                                    68         77
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SITO1(3),(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND(SM))
Accumulation unit value at beginning of period                                                       $   0.67   $   1.00
Accumulation unit value at end of period                                                             $   0.44   $   0.67
Number of accumulation units outstanding at end of period (000 omitted)                                 2,031      2,260
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SITO2(3),(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND(SM))
Accumulation unit value at beginning of period                                                       $   0.67   $   1.00
Accumulation unit value at end of period                                                             $   0.44   $   0.67
Number of accumulation units outstanding at end of period (000 omitted)                                   536        420
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SAGP1(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH
  PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                       $   0.58   $   1.00
Accumulation unit value at end of period                                                             $   0.35   $   0.58
Number of accumulation units outstanding at end of period (000 omitted)                                 5,754      8,739
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SAGP2(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH
  PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                       $   0.70   $   1.00
Accumulation unit value at end of period                                                             $   0.42   $   0.70
Number of accumulation units outstanding at end of period (000 omitted)                                   951      1,050
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGLT1(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY
  PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                       $   0.68   $   1.00
Accumulation unit value at end of period                                                             $   0.42   $   0.68
Number of accumulation units outstanding at end of period (000 omitted)                                 2,516      3,873
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGLT2(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY
  PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                       $   0.68   $   1.00
Accumulation unit value at end of period                                                             $   0.42   $   0.68
Number of accumulation units outstanding at end of period (000 omitted)                                   633        769
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------

                                       27

YEAR ENDED DEC. 31,                                                                                      2001       2000
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRP1(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                       $   0.81   $   1.00
Accumulation unit value at end of period                                                             $   0.60   $   0.81
Number of accumulation units outstanding at end of period (000 omitted)                                 8,149     12,345
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SGRP2(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                       $   0.82   $   1.00
Accumulation unit value at end of period                                                             $   0.60   $   0.82
Number of accumulation units outstanding at end of period (000 omitted)                                 3,152      4,333
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SINT1(1) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH
  PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                       $   0.73   $   1.00
Accumulation unit value at end of period                                                             $   0.55   $   0.73
Number of accumulation units outstanding at end of period (000 omitted)                                 7,177      7,309
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SINT2(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES INTERNATIONAL GROWTH
  PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                       $   0.80   $   1.00
Accumulation unit value at end of period                                                             $   0.60   $   0.80
Number of accumulation units outstanding at end of period (000 omitted)                                 1,195      1,077
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUDE1(1) (INVESTING IN SHARES OF JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   0.93   $   1.00
Accumulation unit value at end of period                                                             $   0.81   $   0.93
Number of accumulation units outstanding at end of period (000 omitted)                                 1,041        696
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUDE2(3) (INVESTING IN SHARES OF JPMORGAN U.S. DISCIPLINED EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   0.89   $   1.00
Accumulation unit value at end of period                                                             $   0.78   $   0.89
Number of accumulation units outstanding at end of period (000 omitted)                                   230        225
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SREQ1(1) (INVESTING IN SHARES OF LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   1.08   $   1.00
Accumulation unit value at end of period                                                             $   0.98   $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                                    63         70
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SREQ2(3) (INVESTING IN SHARES OF LAZARD RETIREMENT EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   1.00   $   1.00
Accumulation unit value at end of period                                                             $   0.91   $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                                    23         18
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SRIE1(1) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   0.95   $   1.00
Accumulation unit value at end of period                                                             $   0.71   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                                   201        101
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SRIE2(3) (INVESTING IN SHARES OF LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   0.95   $   1.00
Accumulation unit value at end of period                                                             $   0.71   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                                    --         11
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SNDS1(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                       $   0.88   $   1.00
Accumulation unit value at end of period                                                             $   0.82   $   0.88
Number of accumulation units outstanding at end of period (000 omitted)                                 9,128      5,110
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------

                                       28

YEAR ENDED DEC. 31,                                                                                      2001       2000
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SNDS2(3) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                       $   0.95   $   1.00
Accumulation unit value at end of period                                                             $   0.89   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                                 1,229      1,292
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SRSS1(1) (INVESTING IN SHARES OF MFS(R) RESEARCH SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                       $   0.95   $   1.00
Accumulation unit value at end of period                                                             $   0.73   $   0.95
Number of accumulation units outstanding at end of period (000 omitted)                                 3,850      2,978
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SRSS2(3) (INVESTING IN SHARES OF MFS(R) RESEARCH SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                       $   0.90   $   1.00
Accumulation unit value at end of period                                                             $   0.70   $   0.90
Number of accumulation units outstanding at end of period (000 omitted)                                 1,090      1,014
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUTS1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                       $   0.98   $   1.00
Accumulation unit value at end of period                                                             $   0.73   $   0.98
Number of accumulation units outstanding at end of period (000 omitted)                                 2,469      3,551
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUTS3(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                       $   0.85   $   1.00
Accumulation unit value at end of period                                                             $   0.63   $   0.85
Number of accumulation units outstanding at end of period (000 omitted)                                 2,824      1,785
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMCC1(1) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   1.18   $   1.00
Accumulation unit value at end of period                                                             $   1.51   $   1.18
Number of accumulation units outstanding at end of period (000 omitted)                                 1,596        491
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SMCC2(3) (INVESTING IN SHARES OF ROYCE MICRO-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   1.13   $   1.00
Accumulation unit value at end of period                                                             $   1.44   $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                   467        173
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPRM1(1) (INVESTING IN SHARES OF ROYCE SMALL-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   1.33   $   1.00
Accumulation unit value at end of period                                                             $   1.58   $   1.33
Number of accumulation units outstanding at end of period (000 omitted)                                   705        640
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SPRM2(3) (INVESTING IN SHARES OF ROYCE SMALL-CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   1.15   $   1.00
Accumulation unit value at end of period                                                             $   1.38   $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                                   115        284
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SVLU1(1) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   1.39   $   1.00
Accumulation unit value at end of period                                                             $   1.56   $   1.39
Number of accumulation units outstanding at end of period (000 omitted)                                 1,689        785
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SVLU2(3) (INVESTING IN SHARES OF THIRD AVENUE VALUE PORTFOLIO)
Accumulation unit value at beginning of period                                                       $   1.29   $   1.00
Accumulation unit value at end of period                                                             $   1.44   $   1.29
Number of accumulation units outstanding at end of period (000 omitted)                                   548        486
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------

                                       29

YEAR ENDED DEC. 31,                                                                                      2001       2000
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SISM1(1) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                                       $   0.54   $   1.00
Accumulation unit value at end of period                                                             $   0.42   $   0.54
Number of accumulation units outstanding at end of period (000 omitted)                                 1,918      1,867
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SISM2(3) (INVESTING IN SHARES OF WANGER INTERNATIONAL SMALL CAP)
Accumulation unit value at beginning of period                                                       $   0.71   $   1.00
Accumulation unit value at end of period                                                             $   0.55   $   0.71
Number of accumulation units outstanding at end of period (000 omitted)                                   402        434
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUSC1(1) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(PREVIOUSLY WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period                                                       $   0.80   $   1.00
Accumulation unit value at end of period                                                             $   0.88   $   0.80
Number of accumulation units outstanding at end of period (000 omitted)                                 1,045        527
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SUSC2(3) (INVESTING IN SHARES OF WANGER U.S. SMALLER COMPANIES)
(PREVIOUSLY WANGER U.S. SMALL CAP)
Accumulation unit value at beginning of period                                                       $   1.04   $   1.00
Accumulation unit value at end of period                                                             $   1.14   $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                                    77         31
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT SEQI1(1) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                       $   1.13   $   1.00
Accumulation unit value at end of period                                                             $   1.05   $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                   132         47
Ratio of operating expense to average net assets                                                         1.60%      1.60%
-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI3(2) (INVESTING IN SHARES OF WELLS FARGO VT EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                       $   1.13   $   1.00
Accumulation unit value at end of period                                                             $   1.05   $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                                 1,972        437
Ratio of operating expense to average net assets                                                         1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------



(1) Operations commenced on Feb. 11, 2000.

(2) Operations commenced on March 3, 2000.
(3) Operations commenced on May 1, 2000.

(4) Net of annual contract administrative charge and mortality and expense risk fee.
(5) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.
(6) Effective May 1, 2002 Goldman Sachs VIT Global Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund(SM) will no longer be offered.

FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and have not had any activity as of the date of the financial statements. You can find our audited financial statements later in this prospectus.


PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures do not reflect any purchase payment credits or PCR credits.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

- contract administrative charge,
- variable account administrative charge,

- the GMIB fee,
- the Benefit Protector Plus fee,

- applicable mortality and expense risk fee, and
- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the PCR fee and/or the Benefit Protector fee.


We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds



--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR  MANAGER
--------------------------------------------------------------------------------------------------------------------------
SBCA1              AXP(R) Variable Portfolio -  Objective: long-term total return           IDS Life Insurance Company
WBCA3              Blue Chip Advantage Fund     exceeding that of the U.S. stock market.    (IDS Life), investment
                                                Invests primarily in blue chip              manager; American Express
                                                stocks. Blue chip stocks are issued         Financial Corporation
                                                by companies with a market                  (AEFC), investment adviser.
                                                capitalization of at least $1 billion,
                                                an established management, a history of
                                                consistent earnings and a leading
                                                position within their respective
                                                industries.

SBND1              AXP(R) Variable Portfolio -  Objective: high level of current income     IDS Life, investment manager;
SBND2              Bond Fund                    while conserving the value of the           AEFC, investment adviser.
                                                investment and continuing a high level of
                                                income for the longest time period.
                                                Invests primarily in bonds and other debt
                                                obligations.

SCAR1              AXP(R) Variable Portfolio -  Objective: capital appreciation. Invests    IDS Life, investment manager;
WCAR3              Capital Resource Fund        primarily in U.S. common stocks and other   AEFC, investment adviser.
                                                securities convertible into common
                                                stocks.

SCMG1              AXP(R) Variable Portfolio -  Objective: maximum current income           IDS Life, investment manager;
SCMG2              Cash Management Fund         consistent with liquidity and stability     AEFC, investment adviser.
                                                of principal. Invests primarily in money
                                                market securities.

SDEI1              AXP(R) Variable Portfolio -  Objective: a high level of current income   IDS Life, investment manager;
WDEI3              Diversified Equity Income    and, as a secondary goal, steady growth     AEFC, investment adviser.
                   Fund                         of capital. Invests primarily in
                                                dividend-paying common and preferred
                                                stocks.


SEXI1              AXP(R) Variable Portfolio -  Objective: high current income, with        IDS Life, investment manager;
WEXI3              Extra Income Fund            capital growth as a secondary objective.    AEFC, investment adviser.
                                                Invests primarily in high-yielding,
                                                high-risk corporate bonds (junk bonds)
                                                issued by U.S. and foreign companies and
                                                governments.

SFDI1              AXP(R) Variable Portfolio -  Objective: a high level of current income   IDS Life, investment manager;
WFDI3              Federal Income Fund          and safety of principal consistent with     AEFC, investment adviser.
                                                an investment in U.S. government and
                                                government agency securities. Invests
                                                primarily in debt obligations issued or
                                                guaranteed as to principal and interest
                                                by the U.S. government, its agencies or
                                                instrumentalities.

SGRO1              AXP(R) Variable Portfolio -  Objective: long-term capital growth.        IDS Life, investment manager;
SGRO2              Growth Fund                  Invests primarily in common stocks and      AEFC, investment adviser.
                                                securities convertible into common stocks
                                                that appear to offer growth opportunities.

SMGD1              AXP(R) Variable Portfolio -  Objective: maximum total investment         IDS Life, investment manager;
SMGD2              Managed Fund                 return through a combination of capital     AEFC, investment adviser.
                                                growth and current income. Invests
                                                primarily in a combination of common and
                                                preferred stocks, convertible securities,
                                                bonds and other debt securities.

                                       32

--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR  MANAGER
--------------------------------------------------------------------------------------------------------------------------
SNDM1              AXP(R) Variable Portfolio -  Objective: long-term growth of capital.     IDS Life, investment
WNDM3              NEW DIMENSIONS FUND(R)       Invests primarily in common stocks          manager; AEFC, investment
                                                showing potential for significant growth.   adviser.

SSCA1              AXP(R) Variable Portfolio -  Objective: long-term capital growth.        IDS Life, investment
WSCA3              Small Cap Advantage Fund     Invests primarily in equity stocks of       manager; AEFC, investment
                                                small companies that are often included     adviser;  Kenwood Capital
                                                in the Russell 2000 Index and/or have       Management LLC, sub-adviser.
                                                market capitalization under $2 billion.

SCAP1              AIM V.I. Capital             Objective: growth of capital. Invests       A I M Advisors, Inc.
WCAP3              Appreciation Fund, Series I  principally in common stocks of companies likely to benefit from new or innovative
                                                products, services or processes as well
                                                as those with above-average growth and
                                                excellent prospects for future growth.

SCDV1              AIM V.I. Capital             Objective: long-term growth of capital.     A I M Advisors, Inc.
SCDV2              Development Fund, Series I   Invests primarily in securities
                                                (including common stocks, convertible
                                                securities and bonds) of small- and
                                                medium-sized companies.

SVAL1              AIM V.I. Premier Equity      Objective: long-term growth of capital      A I M Advisors, Inc.
WVAL3              Fund, Series I (previously   with income as a secondary objective.
                   AIM V.I. Value Fund,         Invests normally at least 80% of its net
                   Series I)                    assets, plus the amount of any borrowings
                                                for investment purposes, in equity
                                                securities including convertible
                                                securities. The fund also may invest in
                                                preferred stocks and debt instruments
                                                that have prospects for growth of
                                                capital.

SPGR1              Alliance VP Premier Growth   Objective: long-term growth of capital by   Alliance Capital
SPGR2              Portfolio (Class B)          pursuing aggressive investment policies.    Management, L.P.
                                                Invests primarily in equity securities of
                                                a limited number of large, carefully
                                                selected, high-quality U.S. companies
                                                that are judged likely to achieve
                                                superior earnings growth.

STEC1              Alliance VP Technology       Objective: growth of capital. Current       Alliance Capital
STEC2              Portfolio (Class B)          income is only an incidental                Management, L.P.
                                                consideration. Invests primarily in
                                                securities of companies expected to
                                                benefit from technological advances and
                                                improvements.

SUGH1              Alliance VP U.S.             Objective: high level of current income     Alliance Capital
SUGH2              Government/ High Grade       consistent with preservation of capital.    Management, L.P.
                   Securities Portfolio         Invests primarily in (1) U.S. government
                   (Class B)                    securities and (2) other high-grade debt
                                                securities or, if unrated, of equivalent
                                                quality.

SCAS1              Baron Capital Asset Fund -   Objective: capital appreciation. Invests    BAMCO, Inc.
SCAS2              Insurance Shares             primarily in securities of small- and
                                                medium-sized companies with undervalued
                                                assets or favorable growth prospects.

                                       33

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------
SEGR1              Credit Suisse Trust -        Objective: maximum capital appreciation.    Credit Suisse Asset
SEGR2              Emerging Growth Portfolio    Invests in U.S. equity securities of        Management, LLC
                                                emerging-growth companies with growth
                                                characteristics such as positive earnings
                                                and potential for accelerated growth.

SGRI1              Fidelity VIP Growth &        Strategy: high total return through a       Fidelity Management &
SGRI2              Income Portfolio (Service    combination of current income and capital   Research Company (FMR),
                   Class)                       appreciation. Normally invests a majority   investment manager; FMR
                                                of assets in common stocks with a focus     U.K. and FMR Far East,
                                                on those that pay current dividends and     sub-investment advisers.
                                                show potential for capital appreciation.

SMDC1              Fidelity VIP Mid Cap         Strategy: long-term growth of capital.      FMR, investment manager;
SMDC2              Portfolio (Service Class)    Normally invests at least 80% of assets     FMR U.K. and FMR Far East,
                                                in securities of companies with medium      sub-investment advisers.
                                                market capitalization common stocks.

SOVS1              Fidelity VIP Overseas        Strategy: long-term growth of capital.      FMR, investment manager;
SOVS2              Portfolio (Service Class)    Invests primarily common stocks of          FMR U.K., FMR Far East,
                                                foreign securities.                         Fidelity International
                                                                                            Investment Advisors (FIIA)
                                                                                            and FIIA U.K.,
                                                                                            sub-investment advisers.

SRES1              FTVIPT Franklin Real         Objective: capital appreciation with a      Franklin Advisers, Inc.
WRES3              Estate Fund - Class 2        secondary goal to earn current income.
                                                Invests at least 80% of its net assets in
                                                investments of companies operating in the
                                                real estate industry. The Fund invests
                                                primarily in equity real estate
                                                investment trusts (REITs).

SMSS1              FTVIPT Mutual Shares         Objective: capital appreciation with        Franklin Mutual Advisers,
WMSS3              Securities Fund - Class 2    income as a secondary goal. Invests         LLC
                                                primarily in equity securities of
                                                companies that the manager believes are
                                                available at market prices less than
                                                their value based on certain recognized
                                                or objective criteria (intrinsic value).

WINT8              FTVIPT Templeton Foreign     Objective: long-term capital growth.        Templeton Investment
WINT3              Securities Fund - Class 2    Invests at least 80% of its net assets in   Counsel, LLC
                   (previously FTVIPT           foreign securities, including those in
                   Templeton International      emerging markets.
                   Securities Fund - Class 2.
                   FTVIPT Templeton
                   International
                   Smaller Companies Fund -
                   Class 2 merged into this
                   fund as of April 30, 2002.)

SCGR1              Goldman Sachs VIT Capital    Objective: seeks long-term growth of        Goldman Sachs Asset
SCGR2              Growth Fund                  capital by investing, under normal          Management
                                                circumstances, at least 90% of its total
                                                assets (not including securities lending
                                                collateral and any investment of that
                                                collateral) measured at the time of
                                                purchase in a diversified portfolio of
                                                equity investments that are considered by
                                                the investment adviser to have long-term
                                                capital appreciation potential.

                                       34

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------
SUSE1              Goldman Sachs VIT CORE(SM)   Objective: seeks long-term growth of        Goldman Sachs Asset
WUSE3              U.S. Equity Fund             capital and dividend income. Invests,       Management
                                                under normal circumstances, at least 90%
                                                of its total assets (not including
                                                securities lending collateral and any
                                                investment of that collateral) measured
                                                at time of purchase in a broadly
                                                diversified portfolio of large-cap and
                                                blue chip equity investments representing
                                                all major sectors of the U.S. economy.

SIEQ1              Goldman Sachs VIT            Objective: seeks long-term capital          Goldman Sachs Asset
SIEQ2              International Equity Fund    appreciation. Invests, under normal         Management International
                                                circumstances, at least 80% of its net
                                                assets plus any borrowing for investment
                                                purposes (measured at time of purchase)
                                                in a diversified portfolio of equity
                                                investments in companies that are
                                                organized outside the U.S., or whose
                                                securities are principally traded outside
                                                the U.S.

SAGP1              Janus Aspen Series           Objective: long-term growth of capital.     Janus Capital
SAGP2              Aggressive Growth            Non-diversified mutual fund that
                   Portfolio: Service Shares    primarily invests in common stocks
                                                selected for their growth potential and
                                                normally invests at least 50% of its
                                                equity assets in medium-sized companies.

SGLT1              Janus Aspen Series Global    Objective: long-term growth of capital.     Janus Capital
SGLT2              Technology Portfolio:        Non-diversified mutual fund that invests,
                   Service Shares               under normal circumstances, at least 80%
                                                of its net assets in securities of
                                                companies that the portfolio manager
                                                believes will benefit significantly from
                                                advances or improvements in technology.
                                                It implements this policy by investing
                                                primarily in equity securities of U.S.
                                                and foreign companies selected for their
                                                growth potential.

SGRP1              Janus Aspen Series Growth    Objective: long-term growth of capital in   Janus Capital
SGRP2              Portfolio: Service Shares    a manner consistent with the preservation
                                                of capital. Invests primarily in common
                                                stocks selected for their growth
                                                potential.

SINT1              Janus Aspen Series           Objective: long-term growth of capital.     Janus Capital
SINT2              International Growth         Invests, under normal circumstances, at
                   Portfolio: Service Shares    least 80% of its net assets in securities
                                                of issuers from at least five different
                                                countries, excluding the United States.
                                                Although the Portfolio intends to invest
                                                substantially all of its assets in
                                                issuers located outside the United
                                                States, it may at times invest in U.S.
                                                issuers and it may at times invest all of
                                                its assets in fewer than five countries
                                                or even a single country.

                                       35

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------
SUDE1              JPMorgan U.S. Disciplined    Objective: seeks to provide a high total    J.P. Morgan Investment
SUDE2              Equity Portfolio             return from a portfolio of selected         Management Inc.
                                                equity securities. The portfolio invests
                                                primarily in large and medium
                                                capitalization U.S. companies. The
                                                portfolio is designed for investors who
                                                want an actively managed portfolio of
                                                selected equity securities that seeks to
                                                outperform the S&P 500(R) Index.

SREQ1              Lazard Retirement Equity     Objective: long-term capital                Lazard Asset Management
SREQ2              Portfolio                    appreciation. Invests primarily in
                                                equity securities, principally common
                                                stocks, of relatively large U.S.
                                                companies with market capitalizations in
                                                the range of the S&P 500(R) Index that
                                                the Investment Manager believes are
                                                undervalued based on their earnings, cash
                                                flow or asset values.

SRIE1              Lazard Retirement            Objective: long-term capital                Lazard Asset Management
SRIE2              International Equity         appreciation.  Invests primarily in
                   Portfolio                    equity securities, principally common
                                                stocks, of relatively large non-U.S.
                                                companies with market capitalizations in
                                                the range of the Morgan Stanley Capital
                                                International (MSCI) Europe, Australia
                                                and Far East (EAFE(R)) Index that the
                                                Investment Manager believes are
                                                undervalued based on their earnings, cash
                                                flow or asset values.

SNDS1              MFS(R) New Discovery Series  Objective: capital appreciation. Invests    MFS Investment Management(R)
SNDS2              - Initial Class              primarily in equity securities of
                                                emerging growth companies.

SRSS1              MFS(R) Research Series -     Objective: long-term growth of capital      MFS Investment Management(R)
SRSS2              Initial Class                and future income. Invests primarily in
                                                common stocks and related securities that
                                                have favorable prospects for long-term
                                                growth, attractive valuations based on
                                                current and expected earnings or cash
                                                flow, dominant or growing market share,
                                                and superior management.

SUTS1              MFS(R) Utilities Series -    Objective: capital growth and current       MFS Investment Management(R)
WUTS3              Initial Class                income. Invests primarily in equity and
                                                debt securities of domestic and foreign
                                                companies in the utilities industry.

SMCC1              Royce Micro-Cap Portfolio    Objective: long-term growth of capital.     Royce & Associates, LLC
SMCC2                                           Invests primarily in a broadly
                                                diversified portfolio of equity
                                                securities issued by micro-cap companies
                                                (companies with stock market
                                                capitalizations below $400 million).

                                       36

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT         INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
-------------------------------------------------------------------------------------------------------------------------
SPRM1              Royce Small-Cap Portfolio    Objective: long-term growth of capital      Royce & Associates, LLC
SPRM2                                           with current income as a secondary
                                                objective. Invests primarily in a limited
                                                number of equity securities issued by
                                                small companies with stock market
                                                capitalization between $400 million and
                                                $2 billion.

SVLU1              Third Avenue Value           Objective: long-term capital                EQSF Advisers, Inc.
SVLU2              Portfolio                    appreciation. Invests primarily in common
                                                stocks of well financed, well managed
                                                companies at a substantial discount to
                                                what the Adviser believes is their true
                                                value.

SISM1              Wanger International         Objective: long-term growth of capital.     Liberty Wanger Asset
SISM2              Small Cap                    Invests primarily in stocks of small- and   Management, L.P.
                                                medium-size non-U.S. companies with
                                                capitalizations of less than $2 billion.

SUSC1              Wanger U.S. Smaller          Objective: long-term growth of capital.     Liberty Wanger Asset
SUSC2              Companies (previously        Invests primarily in stocks of small- and   Management, L.P.
                   Wanger U.S. Small Cap)       medium-size U.S. companies with
                                                capitalizations of less  than $5 billion.

SEQI1              Wells Fargo VT Equity        Objective: long-term capital appreciation   Wells Fargo Funds
WEQI3              Income Fund                  and above-average dividend income.          Management, LLC, adviser;
                                                Invests primarily in common stocks of       Wells Capital Management
                                                large U.S. companies with above-average     Incorporated, sub-adviser.
                                                dividend income and with market
                                                capitalizations of $3 billion or more.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


GUARANTEE PERIOD ACCOUNTS (GPAs)

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:
- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;
- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)


We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.


When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.


Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:


             IF YOUR GPA RATE IS:                            THE MVA IS:
         Less than the new GPA rate + 0.10%                    Negative
         Equal to the new GPA rate + 0.10%                     Zero
         Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES
Assume:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS


The precise MVA formula we apply is as follows:

    EARLY WITHDRAWAL AMOUNT X [((1 + i) / (1 + j + .001))(TO THE POWER OF n/12) - 1] = MVA

    Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.
          j = current rate for a new Guaranteed Period equal to the
              remaining term in the current Guarantee Period.
          n = number of months remaining in the current Guarantee
              Period (rounded up).

EXAMPLES
Using assumptions similar to those we used in the examples above:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(1.045 / (1 + .05 + .001))(TO THE POWER OF 84/12) - 1] = -$39.28

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(1.045 / (1 + .04 + .001))(TO THE POWER OF 84/12) - 1] = $27.21

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap day
(Feb. 29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:


- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);


-  how you want to make purchase payments;
- one of three death benefit options if you and the annuitant are 79 or younger(2):

   -- Option A -- Value option return of purchase payment death benefit, -- Option B -- Maximum anniversary value death benefit, or -- Option C -- 5% Accumulation death benefit rider(3);

-  the optional Guaranteed Minimum Income Benefit Rider(4);
-  the optional 8% Performance Credit Rider(4);
-  the optional Benefit Protector(SM) Death Benefit Rider(5);
-  the optional Benefit Protector(SM) Plus Death Benefit Rider(5); and
-  a beneficiary.


(1) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.


(2) If either you or the annuitant are 80 or older at contract issue, death benefit Option A will apply.
(3) May not be available in all states.
(4) You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available to annuitants 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.
(5) You may select one of the following: death benefit Option C, the Benefit Protector or the Benefit Protector Plus. These benefits may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if both you and the annuitant are 75 or younger at contract issue. Death benefit Option C is only available if both you and the annuitant are 79 or younger at contract issue.


The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs, and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $25,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:
-  no earlier than the 30th day after the contract's effective date; and
- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and


- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2; or
- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).



If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM INITIAL PURCHASE PAYMENT:
      $25,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS:
      $50 for SIPs.
      $100 for any other type of payment.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS* (without prior approval):
      $1,000,000 for issue ages up to 85.
      $100,000 for issue ages 86 to 90.

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS

You will generally receive a purchase payment credit with every payment you make to your contract. We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment. We apply the credit as a percentage of your current payment based on the following schedule:

         IF TOTAL NET PAYMENTS* MADE DURING             THEN THE PURCHASE PAYMENT
          THE LIFE OF THE CONTRACT EQUALS...            CREDIT PERCENTAGE EQUALS...
          $25,000 to less than $100,000                          3%
          $100,000 to less than $1 million                       4
          $1 million and over                                    5

*  Net payments equal total payments less total withdrawals.

If you make any additional payments that cause the contract to become eligible for a higher percentage credit, we will add credits to your prior payments (less total withdrawals). We allocate credits according to the purchase payment allocation on the date we add the credits to the contract.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of these higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. For contracts less than $100,000, this may also occur if you make a full withdrawal in the fifth to ninth contract years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is available because of lower costs associated with larger sized contracts and through revenue from a higher and longer withdrawal charge schedule, a higher contract administrative charge and a higher mortality and expense risk fee. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net payments. Increases in credit amounts are funded by reduced expenses expected from such groups.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $100,000 or more on the current contract anniversary.


If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are based on the death benefit that applies to your contract.



     Death benefit Option A:         1.35%
     Death benefit Option B or C:    1.45


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:
- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge a fee (currently 0.35%) based on the adjusted contract value for this optional feature only if you select it.* If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee, adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%.

We calculate the fee as follows: 0.35% X (CV + ST - FAV)

      CV = contract value on the contract anniversary.


      ST = transfers from the subaccounts to the GPAs or the one-year fixed account made six months before the contract anniversary.
     FAV = the value of your GPAs and the one-year fixed account.

The result of ST - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts, and not on the GPAs or the one-year fixed account.

EXAMPLE
- You purchase the contract with a payment of $50,000 on Jan. 1, 2002 and we add a $1,500 purchase payment credit to your contract. You allocate all of your payment and purchase payment credit to the subaccounts.
- On Sept. 1, 2002 your contract value is $75,000. You transfer $15,000 from the subaccounts to the one-year fixed account.
- On Jan. 1, 2003 (the first contract anniversary) the one-year fixed account value is $15,250 and the subaccount value is $58,000. Your total contract value is $73,250.

-  The GMIB fee percentage is 0.35%.

We calculate the charge for the GMIB as follows:


   Contract value on the contract anniversary:             $73,250.00
   plus transfers from the subaccounts to the
     one-year fixed account in the six months before
     the contract anniversary:                             +15,000.00
   minus the value of the one-year fixed account
     on the contract anniversary:                          -15,250.00
                                                           ----------
                                                           $73,000.00
The GMIB fee charged to you: 0.35% X $73,000 =             $   255.50

8% PERFORMANCE CREDIT RIDER (PCR) FEE


We charge a fee of 0.25% of your contract value for this optional feature only if you select it.* If selected, we deduct the PCR fee from your contract value on your contract anniversary. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion as your interest in each account bears to your total contract value.


If the contract is terminated for any reason or when annuity payouts begin, we will deduct the PCR fee, adjusted for the number of calendar days coverage was in place. We cannot increase the PCR fee.

* You may select either the GMIB or the PCR, but not both. Riders may not be available in all states. The GMIB is only available to annuitants age 75 or younger at contract issue. If you select the GMIB you must select either death benefit Option B or Option C.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it**. If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it**. If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

** You may select one of the following: death benefit Option C, the Benefit
   Protector or the Benefit Protector Plus. These benefits may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if both you and the annuitant are 75 or younger at contract issue. Death benefit Option C is only available if both you and the annuitant are 79 or younger at contract issue.

WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within nine years before withdrawal. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.
2. Next we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.


3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.
4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period shown in your contract. We withdraw these payments on a first-in, first-out (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn:

           YEARS FROM PURCHASE                     WITHDRAWAL CHARGE
             PAYMENT RECEIPT                          PERCENTAGE
                    1                                     8%
                    2                                     8
                    3                                     8
                    4                                     8
                    5                                     7
                    6                                     6
                    7                                     6
                    8                                     4
                    9                                     2
                    Thereafter                            0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:


         AMOUNT REQUESTED                  $1,000
   ----------------------------    OR      ------ = $1,075.27
    1.00 - WITHDRAWAL CHARGE                 .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.36% if the assumed investment rate is 3.5% and 6.86% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.


WITHDRAWAL CHARGE CALCULATION EXAMPLE


The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is Nov. 1, 2002 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and


-  We received these payments


   -- $10,000 Nov. 1, 2002;
   -- $8,000 Dec. 31, 2008;
   -- $6,000 Feb. 20, 2010; and
- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and made no other withdrawals during that contract year; and
-  The prior anniversary Nov. 1, 2011 contract value was $38,488.



WITHDRAWAL CHARGE    EXPLANATION
  $     0            $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
        0            $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
        0            $10,000 Nov. 1, 2002 purchase payment was received more than nine years before withdrawal and is withdrawn without withdrawal charge; and
      640            $8,000 Dec. 31, 2008 purchase payment is in its fourth year from receipt, withdrawn with an
                     8% withdrawal charge; and
      480            $6,000 Feb. 20, 2010 purchase payment is in its third year from receipt withdrawn with an 8%
                     withdrawal charge.
  -------
  $ 1,120

WAIVER OF WITHDRAWAL CHARGES
We do not assess withdrawal charges for:
-  withdrawals of any contract earnings;
- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent that it exceeds contract earnings;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
-  contracts settled using an annuity payout plan;
- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);
-  amounts we refund to you during the free look period*; and
-  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS
- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request withdrawal.
- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times, such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your fixed accounts and subaccounts as follows:

FIXED ACCOUNTS


We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:
- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and GPAs;

-  plus any purchase payment credits allocated to the fixed accounts;
-  plus interest credited;
- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-  minus any prorated portion of the contract administrative charge;
-  minus any prorated portion of the GMIB fee (if applicable);
-  minus any prorated portion of the PCR fee (if applicable);
-  minus any prorated portion of the Benefit Protector fee (if applicable); and
-  minus any prorated portion of the Benefit Protector Plus fee (if applicable).

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, the PCR fee, the Benefit Protector fee, the Benefit Protector Plus fee, or the GMIB fee.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:
- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:
-  additional purchase payments you allocate to the subaccounts;
-  any purchase payment credits allocated to the subaccounts;
-  transfers into or out of the subaccounts;
-  partial withdrawals;
-  withdrawal charges;

-  a prorated portion of the contract administrative charge;
-  a prorated portion of the GMIB fee (if applicable);
-  a prorated portion of the PCR fee (if applicable);
-  a prorated portion of the Benefit Protector fee (if applicable); and/or
-  a prorated portion of the Benefit Protector Plus fee (if applicable).


Accumulation unit values will fluctuate due to:
-  changes in funds' net asset value;
-  dividends distributed to the subaccounts;
-  capital gains or losses of funds;
-  fund operating expenses; and/or
- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                               NUMBER
                                                           AMOUNT         ACCUMULATION         OF UNITS
                                           MONTH          INVESTED         UNIT VALUE          PURCHASED
By investing an equal number
of dollars each month...                    Jan             $100              $20                 5.00
                                            Feb              100               18                 5.56
you automatically buy more units when the   Mar              100               17                 5.88
per unit market price is low...     ->      Apr              100               15                 6.67
                                            May              100               16                 6.25
                                            Jun              100               18                 5.56
                                            Jul              100               17                 5.88
and fewer units when the per unit           Aug              100               19                 5.26
market price is high.               ->      Sept             100               21                 4.76
                                            Oct              100               20                 5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
- limiting the dollar amount that a contract owner may transfer at any one time.


We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.
- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.
- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.
- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the one-year fixed account at any other time.
- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

-  Once annuity payouts begin, you may not make any transfers to the GPAs.



* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals: Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.
- Automated withdrawals may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial withdrawals are in effect.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals: $100 monthly
                          $250 quarterly, semiannually or annually

3 BY PHONE:

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Withdrawals:              $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:


-   payable to you;


-   mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:
    -- the withdrawal amount includes a purchase payment check that has not cleared;
    -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
    -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.


TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:
- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
    -- you are at least age 591/2;
    -- you are disabled as defined in the Code;
    -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.
- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.


BENEFITS IN CASE OF DEATH

There are three death benefit options under this contract:
-   Option A -- Value option return of purchase payment death benefit;
-   Option B -- Maximum anniversary value death benefit; and
-   Option C -- 5% Accumulation death benefit rider.


If either you or the annuitant are age 80 or older at contract issue, death benefit Option A will apply. If both you and the annuitant are age 79 or younger at contract issue, you can elect death benefit Option A, Option B or Option C (if its available in your state) on your application. If you select GMIB you must select either death benefit Option B or Option C. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under all options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

OPTION A -- VALUE OPTION RETURN OF PURCHASE PAYMENT DEATH BENEFIT

Death benefit Option A is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant dies before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following amounts less any purchase payment credits added to the contract in the last 12 months:
1. contract value; or
2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals.

   ADJUSTED PARTIAL WITHDRAWALS FOR DEATH BENEFIT OPTION A OR
   OPTION B  = PW X DB
               -------
                 CV
       PW = the partial withdrawal including any applicable withdrawal charge or
            MVA.
       DB = the death benefit on the date of (but prior to) the partial withdrawal.
       CV = the contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE
- You purchase the contract with a payment of $100,000 on January 1, 2002. We add a purchase payment credit of $4,000 to the contract.
- On January 1, 2003, you make an additional payment of $20,000. We add a purchase payment credit of $800.
- On March 1, 2003, the contract value is $110,000 and you take a $10,000 withdrawal.
-   On March, 1, 2004, the contract value is $105,000.

    We calculate the Option A death benefit on March 1, 2004, as follows:



     Contract value at death:                                                 $   105,000
                                                                              ===========
     Purchase payments plus credits minus adjusted partial withdrawals:
       Total purchase payments:                                               $120,000.00
       plus purchase payment credits:                                           +4,800.00
       minus adjusted partial withdrawals calculated as:

       10,000 X 124,800
       ---------------- =                                                      -11,345.45
           110,000                                                            -----------

     for a death benefit of:                                                  $113,454.55
                                                                              ===========
  Option A death benefit, calculated as the greatest of these two values:     $113,454.55


OPTION B -- MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

Death benefit Option B is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option B does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option B is appropriate for your situation.

If both you and the annuitant are age 79 or younger at contract issue, you may choose to add death benefit Option B to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either death benefit Option B or Option C.

Death benefit Option B provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added to the contract in the last 12 months:
1. contract value;
2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or
3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

EXAMPLE
- You purchase the contract with a payment of $25,000 on Jan. 1, 2002. We add a purchase payment credit of $750 to your contract.
- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $29,000.
- On March 1, 2003 the contract value falls to $27,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $25,500.
    We calculate death benefit Option B on March 1, 2003 as follows:



     Contract value at death:                                             $ 25,500.00
                                                                          ===========
       Purchase payments plus purchase payment credits minus
       adjusted partial withdrawals:
       Total purchase payments and purchase payment credits:              $ 25,750.00
       minus adjusted partial withdrawals, calculated as:

       $1,500 X $25,750                                                     -1,430.56
       -----------------  =                                               -----------
           $27,000

     for a death benefit of:                                              $ 24,319.44
                                                                          ===========

                                       54

     The MAV immediately preceding the date of death
     plus any payments made since that anniversary
     minus adjusted partial withdrawals:
       MAV on the prior anniversary:                                      $ 29,000.00
       plus purchase payments and purchase payment credits
       made since the prior anniversary:                                        +0.00
       minus adjusted partial withdrawals, calculated as:

       $1,500 X $29,000                                                     -1,611.11
       ----------------   =                                               -----------
          $27,000
     for a death benefit of:                                              $ 27,388.89
                                                                          ===========
  The Option B death benefit, calculated as the greatest of these three
  values, which is the MAV:                                               $ 27,388.89


OPTION C -- 5% ACCUMULATION DEATH BENEFIT RIDER

Death benefit Option C is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option C does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option C is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add death benefit Option C to your contract. You may not select death benefit Option C if you add either the Benefit Protector or the Benefit Protector Plus riders to your contract. If you select the Guaranteed Minimum Income Benefit Rider you must select either death benefit Option B or Option C.

Death benefit Option C provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added to the contract in the last 12 months:
1. contract value;
2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or
3. the 5% rising floor.


5% RISING FLOOR: This is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:


- the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 5%,
-   plus any subsequent amounts allocated to the subaccounts, and
-   minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  PWT X VAT
                                                                 ---------
                                                                    SV

       PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.
       VAF = variable account floor on the date of (but prior to) the transfer or partial withdrawal.
        SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE


- You purchase the contract with a payment of $25,000 on Jan. 1, 2002 and we add a purchase payment credit of $750 to your contract. You allocate $5,100 to the one-year fixed account and $20,650 to the subaccounts.
- On Jan. 1, 2003 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.
- On March 1, 2003, the one-year fixed account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $22,800.

    The death benefit on March 1, 2003 is calculated as follows:



       Contract value at death:                                               $ 22,800.00
                                                                              ===========
       Purchase payments plus purchase payment credits
       minus adjusted partial withdrawals:
         Total purchase payments and purchase payment credits:                $ 25,750.00
         minus adjusted partial withdrawals, calculated as:

         $1,500 X $25,750                                                       -1,589.51
         ---------------- =                                                   -----------
             $24,300

     for a death benefit of:                                                  $ 24,160.49
                                                                              ===========
     The 5% rising floor:
       The variable account floor on Jan. 1, 2003, calculated as:
       1.05 X $20,650 =                                                       $ 21,682.50
       plus amounts allocated to the subaccounts since that anniversary:            +0.00
       minus the 5% rising floor adjusted partial withdrawal from the subaccounts, calculated as:

       $1,500 X $21,682.50                                                    $ -1,711.78
       ------------------- =                                                  -----------
            $19,000
       variable account floor benefit:                                        $ 19,970.72
       plus the one-year fixed account value:                                   +5,300.00
     5% rising floor (value of the GPAs, the one-year fixed account           -----------
     and the variable account floor):                                         $ 25,270.72
                                                                              ===========
  Option C death benefit, calculated as the greatest of these three values,
  which is the 5% rising floor:                                               $ 25,270.72


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

    Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
    70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
    70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:
    - the beneficiary asks us in writing within 60 days after we receive proof of death; and
    -  payouts begin no later than one year following the year of your death;
       and
    - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select death benefit Option C or the Benefit Protector Plus rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:
-   the applicable death benefit,

PLUS
- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR
-   You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $4,000 purchase payment credit to your contract. You select death benefit Option B.
- On July 1, 2002 the contract value grows to $105,000. The death benefit under Option B on July 1, 2002 equals the contract value less any purchase payment credits added in the last 12 months, or $101,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:



    death benefit Option B (contract value):                                    $   110,000
    plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not
      previously withdrawn):
      0.40 X ($110,000 - $100,000) =                                                 +4,000
                                                                                -----------
    Total death benefit of:                                                     $   114,000



- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:



    death benefit Option B (MAV):                                               $   110,000
    plus the Benefit Protector benefit (40% of earnings at death):
      0.40 X ($110,000 - $100,000) =                                                 +4,000
                                                                                -----------
    Total death benefit of:                                                     $   114,000



- On Feb. 1, 2004 the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 8% withdrawal charge of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,340 + $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:



    death benefit Option B (MAV adjusted for partial withdrawals):              $    57,619
    plus the Benefit Protector benefit (40% of earnings at death):
      0.40 X ($57,619 - $55,000) =                                                   +1,048
                                                                                -----------
    Total death benefit of:                                                     $    58,667



- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.
- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:



    death benefit Option B (contract value):                                    $   200,000
    plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)                          +55,000
                                                                                -----------
    Total death benefit of:                                                     $   255,000



- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $2,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:



    death benefit Option B (contract value less any purchase payment credits
      added in the last 12 months):                                             $   248,000
    plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)                         +55,000
                                                                                -----------
    Total death benefit of:                                                     $   303,000

- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:



    death benefit Option B (contract value):                                    $   250,000
    plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments
      previously withdrawn):
      0.40 X ($250,000 - $105,000) =                                                +58,000
                                                                                -----------
    Total death benefit of:                                                     $   308,000



IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."


BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select death benefit Option C or the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:
-   the benefits payable under the Benefit Protector described above,

PLUS
- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:


                                PERCENTAGE IF YOU AND THE ANNUITANT ARE           PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR                   UNDER AGE 70 ON THE RIDER EFFECTIVE DATE          70 OR OLDER ON THE RIDER EFFECTIVE DATE

One and Two                                         0%                                                  0%
Three and Four                                     10%                                               3.75%
Five or more                                       20%                                                7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:
-   the applicable death benefit PLUS

                          IF YOU AND THE ANNUITANT ARE UNDER                  IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR             AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...          OR OLDER ON THE RIDER EFFECTIVE DATE, ADD ...
One                       Zero                                                Zero
Two                       40% X earnings at death (see above)                 15% X earnings at death
Three and Four            40% X (earnings at death + 25% of initial           15% X (earnings at death + 25% of initial
                                 purchase payment*)                                  purchase payment*)
Five or more              40% X (earnings at death + 50% of initial           15% X (earnings at death + 50% of initial
                                 purchase payment*)                                  purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS


-   You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


EXAMPLE OF THE BENEFIT PROTECTOR PLUS
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $4,000 purchase payment credit to your contract. You select death benefit Option B.
- On July 1, 2002 the contract value grows to $105,000. The death benefit under Option B on July 1, 2002 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $101,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:



       death benefit Option B (contract value):                                         $   110,000
       plus the Benefit Protector Plus benefit which equals 40% of earnings at death
       (death benefit Option B minus payments not previously withdrawn):
       0.40 X ($110,000 - $100,000) =                                                        +4,000
                                                                                        -----------
    Total death benefit of:                                                             $   114,000



- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:



       death benefit Option B (MAV):                                                    $   110,000
       plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
       0.40 X ($110,000 - $100,000) =                                                        +4,000
       plus 10% of purchase payments made within 60 days of contract issue
       and not previously withdrawn: 0.10 X $100,000 =                                      +10,000
                                                                                        -----------
    Total death benefit of:                                                             $   124,000



- On Feb. 1, 2004 the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 8% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,340 + $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:



       death benefit Option B (MAV adjusted for partial withdrawals):                   $     57,619
       plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
       0.40 X ($57,619 - $55,000) =                                                           +1,048
       plus 10% of purchase payments made within 60 days of contract issue
       and not previously withdrawn: 0.10 X $55,000 =                                         +5,500
                                                                                        ------------
    Total death benefit of:                                                             $     64,167



- On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:



       death benefit Option B (contract value):                                         $    200,000
       plus the Benefit Protector Plus benefit which equals
       up to a maximum of
       100% of purchase payments not previously withdrawn
       that are one or more years old                                                        +55,000
       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 X $55,000 =                         +11,000
                                                                                        ------------
    Total death benefit of:                                                             $    266,000



- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $2,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:



       death benefit Option B (contract value less any
       purchase payment credits added in the last 12 months):                           $    248,000
       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of 100% of
       purchase payments not previously withdrawn
       that are one or more years old                                                        +55,000
       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 X $55,000 =                         +11,000
                                                                                        ------------
     Total death benefit of:                                                            $    314,000



- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:



       death benefit Option B (contract value):                                         $    250,000
       plus the Benefit Protector Plus benefit which equals 40% of earnings at death
       (death benefit Option B minus payments not previously withdrawn):
       0 X ($250,000 - $105,000) =                                                           +58,000
       plus 20% of purchase payments made within 60 days of contract issue
       and not previously withdrawn: 0.20 X $55,000 =                                        +11,000
                                                                                        ------------
    Total death benefit of:                                                             $    319,000


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:
-   you must hold the GMIB for 7 years,
-   the GMIB terminates after the annuitant's 86th birthday,
-   you can only exercise the GMIB within 30 days after a contract anniversary,
- the 6% rising floor value we use in the GMIB benefit base to calculate annuity payouts under the GMIB is limited after age 81, and
-   the additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge (see "Charges). You cannot select this rider if you select the 8% Performance Credit Rider. You must elect the GMIB along with either death benefit Option B or Option C at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment and purchase payment credit; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.


INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.


EXERCISING THE GMIB:
- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a seven-year waiting period from the rider effective date.
-   the annuitant on the retirement date must be between 50 and 86 years old.
- you can only take an annuity payout under one of the following annuity payout plans:
    -- Plan A - Life Annuity -- no refund
    -- Plan B - Life Annuity with ten years certain
    -- Plan D - Joint and last survivor life annuity -- no refund
-   you may change the annuitant for the payouts.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts based on the guaranteed annuity purchase rates stated in Table B of the contract but using a 2.5% guaranteed annual effective interest rate which is lower than the 3% rate used in Table B of the contract. Therefore, your payout rates under the GMIB will be lower than the payout rates stated in Table B. This 2.5% Table is not stated in your contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.


The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.


GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:
1. contract value;
2. total purchase payments plus purchase payment credits minus adjusted partial withdrawals; or
3. the 6% rising floor.


6% RISING FLOOR: We calculate this in the same manner as the 5% rising floor but we use a 6% accumulation rate. This is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:


- the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 6%,
-   plus any subsequent amounts allocated to the subaccounts, and
-   minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 6% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts. We calculate adjusted transfers or partial withdrawals for the 6% rising floor using the same formula as adjusted transfers or partial withdrawals for the 5% rising floor.

Keep in mind that the 6% rising floor is limited after age 81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits made in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:
- subtract each payment and purchase payment credit adjusted for market value from the contract value.


- subtract each payment and purchase payment credit from the 6% rising floor. We adjust the payments and purchase payment credit made to the GPAs and the one-year fixed account for market value. We increase payments and purchase payment credit allocated to the subaccounts by 6% for the number of full contract years they have been in the contract before we subtract them from the 6% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, the GPAs and the one-year fixed account value of the 6% rising floor as:


                                    PMT X CVG
                                    ---------
                                       ECV

    PMT = each purchase payment and purchase payment credit made in the five years  before you exercise the GMIB.
    CVG = current contract value at the time you exercise the GMIB.
    ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment and purchase payment credit, we calculate the 6% increase of payments and purchase payment credits allocated to the subaccounts as:

                        PMT X (1.06) (TO THE POWER OF CY)

     CY = the full number of contract years the payment and purchase payment credit have been in the contract.


TERMINATING THE GMIB


- You may terminate the rider within 30 days after the first rider anniversary.
-   You may terminate the rider any time after the seventh rider anniversary.
-   The rider will terminate on the date:
    -- you make a full withdrawal from the contract;
    -- a death benefit is payable; or
    -- you choose to begin taking annuity payouts under the regular contract provisions.
- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.


EXAMPLE
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $4,000 purchase payment credit to your contract.
    You allocate all of your purchase payment and purchase payment credit to the subaccounts. o


-   There are no additional purchase payments and no partial withdrawals.
- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                             PURCHASE PAYMENTS AND                            GMIB
ANNIVERSARY        CONTRACT VALUE   PURCHASE PAYMENT CREDIT   6% RISING FLOOR     BENEFIT BASE
  1                   $112,000             $104,000               $110,240
  2                    130,000              104,000                116,854
  3                    137,000              104,000                123,866
  4                    156,000              104,000                131,298
  5                     88,000              104,000                139,175
  6                    125,000              104,000                147,526
  7                    144,000              104,000                156,378          $156,378
  8                    158,000              104,000                165,760           165,760
  9                    145,000              104,000                175,706           175,706
 10                    133,000              104,000                186,248           186,248
 11                    146,000              104,000                197,423           197,423
 12                    153,000              104,000                209,268           209,268
 13                    225,000              104,000                221,825           225,000
 14                    245,000              104,000                235,134           245,000
 15                    250,000              104,000                249,242           250,000

NOTE: The 6% rising floor value is limited after age 81, but the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                   MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                         PLAN A -            PLAN B -         PLAN D - JOINT AND
ANNIVERSARY                    GMIB           LIFE ANNUITY --   LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                BENEFIT BASE         NO REFUND       TEN YEARS CERTAIN     ANNUITY-- NO REFUND

10                  $186,248 (6% Rising Floor)  $   916.34          $   892.13            $   722.64
15                   250,000 (Contract Value)     1,420.00            1,352.50              1,085.00

The payouts above are shown at guaranteed annuity rates we use in the 2.5% Table. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                   PLAN A -            PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                             LIFE ANNUITY --    LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE           CONTRACT VALUE       NO REFUND       TEN YEARS CERTAIN    ANNUITY -- NO REFUND
10                       $133,000         $   692.93          $   674.31             $   551.95
15                        250,000           1,490.00            1,420.00               1,152.50

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

8% PERFORMANCE CREDIT RIDER (PCR)

The PCR is intended to provide you with an additional benefit if your earnings are less than the target value on the seventh and tenth rider anniversaries (see below). This is an optional benefit you may select for an additional charge (see "Charges"). The PCR does not provide any additional benefit before the seventh rider anniversary and it may not be appropriate for issue ages 83 or older due to this required holding period. Be sure to discuss with your sales representative whether or not the PCR is appropriate for your situation.

If the PCR is available in your state, you may choose to add this benefit to your contract at issue. You cannot select the PCR if you select the GMIB.

In some instances we may allow you to add the PCR to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the PCR at the next contract anniversary and this would become the rider effective date. For purposes of calculating the target value under these circumstances, we consider the contract value on the rider effective date to be the first contract year's purchase payments.


INVESTMENT SELECTION UNDER THE PCR: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the aggregate amount in the GPAs and the one-year fixed account and amounts you allocate to subaccounts investing in the AXP(R) Variable Portfolio - Cash Management Fund to 10% of your total contract value. If we are required to activate this restriction, and you have more than 10% of your contract value in these accounts, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the PCR if you have not satisfied the limitation after 60 days.


TARGET VALUE: We calculate the target value on each rider anniversary. There is no target value prior to the first rider anniversary. On the first rider anniversary we set the target value equal to your first year's purchase payments plus purchase payment credits minus the target value adjusted partial withdrawals accumulated at an annual effective rate of 8%. Every rider anniversary after that, we recalculate the target value by accumulating the prior anniversary's target value and any additional purchase payments and purchase payment credits minus the target value adjusted partial withdrawals at an annual effective rate of 8%.

    TARGET VALUE ADJUSTED PARTIAL WITHDRAWALS  =  PW X TV
                                                  -------
                                                    CV

      PW = the partial withdrawal including any applicable withdrawal charge or
           MVA.
      TV = the target value on the date of (but prior to) the partial withdrawal.
      CV = contract value on the date of (but prior to) the partial withdrawal.

YOUR BENEFITS UNDER THE PCR ARE AS FOLLOWS:
(a) If on the seventh rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

                             3% X (PP - PCRPW - PP5)

         PP = total purchase payments and purchase payment credits.
      PCRPW = PCR adjusted partial withdrawals. The PCR adjusted partial withdrawal amount is an adjustment we make to determine the proportionate amount of any partial withdrawal attributable to purchase payments received five or more years before the target value is calculated (on the tenth year rider anniversary). For a more detailed description of the PCR adjusted partial withdrawal please see Appendix B.
        PP5 = purchase payments and purchase payment credits made in the prior five years.

We apply the PCR credit to your contract on the seventh rider anniversary and allocate it among the fixed accounts and subaccounts according to your current asset allocation.

(b) If on the tenth rider anniversary your contract value is less than the target value, we will add a PCR credit to your contract equal to:

                             5% X (PP - PCRPW - PP5)

We restart the calculation period for the PCR on the tenth rider anniversary and every ten years after that while you own the contract. We use the contract value (including any credits) on that anniversary as your first contract year's payments for calculating the target value and any applicable PCR credit. We may then apply additional PCR credits to your contract at the end of each seven and ten-year period as described above.

PCR RESET: You can elect to lock in your contract growth by restarting the ten-year PCR calculation period on any contract anniversary. If you elect to restart the calculation period, the contract value on the restart date is used as the first year's payments for the calculating the target value and any applicable PCR credit. The next calculation period for the PCR will restart at the end of this new ten-year period. We must receive your request to restart the PCR calculation period within 30 days after a contract anniversary.


TERMINATING THE PCR


- You may terminate the PCR within 30 days following the first contract anniversary after the PCR rider effective date.
- You may terminate the PCR within 30 days following the later of the tenth contract anniversary after the PCR rider effective date or the last rider reset date.
-   The PCR will terminate on the date:
    -- you make a full withdrawal from the contract, -- that a death benefit is payable, or -- you choose to begin taking annuity payouts.

EXAMPLE
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $4,000 purchase payment credit to your contract.

-   There are no additional purchase payments and no partial withdrawals.

-   On Jan. 1, 2009, the contract value is $150,000.
- We determine the target value on Jan. 1, 2009 as your purchase payments plus purchase payment credits (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

    $104,000 X (1.08) TO THE POWER OF 7 = $104,000 X 1.71382 = $178,237.72.

    Your contract value ($150,000) is less than the target value ($178,237.72) so we will add a PCR credit to your contract equal to 3% of your purchase payments and purchase payment credits (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

    0.03 X $104,000 = $3,120.

    After application of the PCR credit, your total contract value on Jan. 1, 2009 would be $153,120.
-   On Jan. 1, 2012, the contract value is $220,000.
- We determine the target value on Jan. 1, 2012 as your purchase payments plus purchase payment credits (there are no partial withdrawals to subtract) accumulated at an annual effective rate of 8% or:

    $104,000 X (1.08)(TO THE POWER OF 10) = $104,000 X 2.158924 = $224,528.20

    Your contract value ($220,000) is less than the target value ($224,528.20) so we will add a PCR credit to your contract equal to 5% of your purchase payments and purchase payment credits (there are no partial withdrawals or purchase payments made in the last five years to subtract), which is:

    0.05 X $104,000 = $5,200.

    After application of the PCR credit, your total contract value on Jan. 1, 2012 would be $225,200.
- The PCR calculation period automatically restarts on Jan. 1, 2012 with the target values first year's payments equal to $225,200. We would make the next PCR credit determination on Jan. 1, 2019.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
-   the annuity payout plan you select;
-   the annuitant's age and, in most cases, sex;
-   the annuity table in the contract; and
-   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:
- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.36% and 6.86% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for the retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.


PURCHASE PAYMENT CREDITS AND PCR CREDITS: These are considered earnings and are taxed accordingly.


WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR(SM) OR THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-   because of your death;
-   because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:
- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
-   the payout is a minimum distribution required under the Code; or
-   the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.


COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-   the reserve held in each subaccount for your contract; divided by
-   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:
-   laws or regulations change;
-   the existing funds become unavailable; or
-   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:
-   add new subaccounts;
-   combine any two or more subaccounts;
-   make additional subaccounts investing in additional funds;
-   transfer assets to and from the subaccounts or the variable account; and
-   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


LEGAL PROCEEDINGS


A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                                               2001           2000          1999           1998          1997
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                 $   271,718    $   299,759   $   322,746    $   340,219   $   332,268
Net (loss) gain on investments                            (89,920)           469         6,565         (4,788)         (509)
Other                                                      16,245         12,248         8,338          7,662         6,329
TOTAL REVENUES                                        $   198,043    $   312,476   $   337,649    $   343,093   $   338,088
(LOSS) INCOME BEFORE INCOME TAXES                     $   (63,936)   $    38,452   $    50,662    $    36,421   $    44,958
NET (LOSS) INCOME                                     $   (41,728)   $    24,365   $    33,987    $    22,026   $    28,313
TOTAL ASSETS                                          $ 5,275,681    $ 4,652,221   $ 4,603,343    $ 4,885,621   $ 4,973,413
---------------------------------------------------------------------------------------------------------------------------



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2001 COMPARED TO 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:

Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES

In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT

The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS

Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.


RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS


Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.


COMPETITION


The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.


EMPLOYEES


As of Dec. 31, 2001, we had no employees.


PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION


American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*


American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.


The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:


DIRECTORS

GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice President and Treasurer since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.



* The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.


**  Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204


SECURITY OWNERSHIP OF MANAGEMENT


Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Signature One Variable Annuity as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Performance Information                      p.  3
Calculating Annuity Payouts                  p. 29
Rating Agencies                              p. 30
Principal Underwriter                        p. 31
Independent Auditors                         p. 31
Financial Statements

APPENDIX A: EXPENSE EXAMPLES FOR THE 8% PERFORMANCE CREDIT RIDER

EXAMPLES*: These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:
1) the contract with selection of death benefit Option B and no additional riders,
2) the contract with selection of death benefit Option B and the optional Benefit Protector(SM) Death Benefit Rider (BP),
3) the contract with selection of death benefit Option B and the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),
4) the contract with selection of death benefit Option A and no additional riders,
5) the contract with selection of death benefit Option A and the optional BP, and
6) the contract with selection of death benefit Option A and the optional BPP.

You would pay the following expenses on a $1,000 investment with selection of the optional 8% Performance Credit Rider for death benefit Option B and assuming a 5% annual return and ...



                                                        A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS      1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Blue Chip Advantage
  Fund
      base contract no optional riders              $107.20  $163.49  $212.36  $301.71      $27.20   $83.49  $142.36  $301.71
      optional BP                                    109.77   171.12   224.98   326.28       29.77    91.12   154.98   326.28
      optional BPP                                   111.30   175.68   232.48   340.73       31.30    95.68   162.48   340.73

AXP(R) Variable Portfolio - Bond Fund
      base contract no optional riders               107.41   164.10   213.38   303.70       27.41    84.10   143.38   303.70
      optional BP                                    109.97   171.73   225.98   328.22       29.97    91.73   155.98   328.22
      optional BPP                                   111.51   176.28   233.48   342.64       31.51    96.28   163.48   342.64

AXP(R) Variable Portfolio - Capital Resource Fund
      base contract no optional riders               107.20   163.49   212.36   301.71       27.20    83.49   142.36   301.71
      optional BP                                    109.77   171.12   224.98   326.28       29.77    91.12   154.98   326.28
      optional BPP                                   111.30   175.68   232.48   340.73       31.30    95.68   162.48   340.73

AXP(R) Variable Portfolio - Cash Management Fund
      base contract no optional riders               106.18   160.42   207.28   291.71       26.18    80.42   137.28   291.71
      optional BP                                    108.74   168.07   219.95   316.52       28.74    88.07   149.95   316.52
      optional BPP                                   110.28   172.64   227.48   331.12       30.28    92.64   157.48   331.12

AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
      base contract no optional riders               108.54   167.46   218.94   314.56       28.54    87.46   148.94   314.56
      optional BP                                    111.10   175.07   231.48   338.81       31.10    95.07   161.48   338.81
      optional BPP                                   112.64   179.62   238.95   353.08       32.64    99.62   168.95   353.08

AXP(R) Variable Portfolio - Extra Income Fund
      base contract no optional riders               107.61   164.71   214.39   305.68       27.61    84.71   144.39   305.68
      optional BP                                    110.18   172.33   226.98   330.15       30.18    92.33   156.98   330.15
      optional BPP                                   111.71   176.89   234.47   344.55       31.71    96.89   164.47   344.55

AXP(R) Variable Portfolio - Federal Income Fund
      base contract no optional riders               107.82   165.32   215.40   307.66       27.82    85.32   145.40   307.66
      optional BP                                    110.38   172.94   227.98   332.08       30.38    92.94   157.98   332.08
      optional BPP                                   111.92   177.50   235.47   346.45       31.92    97.50   165.47   346.45

AXP(R) Variable Portfolio - Growth Fund
      base contract no optional riders               108.43   167.15   218.43   313.58       28.43    87.15   148.43   313.58
      optional BP                                    111.00   174.77   230.98   337.86       31.00    94.77   160.98   337.86
      optional BPP                                   112.53   179.32   238.45   352.13       32.53    99.32   168.45   352.13

                                       92

                                                        A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Managed Fund
      base contract no optional riders              $107.00  $162.87  $211.35 $299.72       $27.00  $ 82.87  $141.35  $299.72
      optional BP                                    109.56   170.51   223.97  324.34        29.56    90.51   153.97   324.34
      optional BPP                                   111.10   175.07   231.48  338.81        31.10    95.07   161.48   338.81

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      base contract no optional riders               107.31   163.79   212.87  302.70        27.31    83.79   142.87   302.70
      optional BP                                    109.87   171.42   225.48  327.25        29.87    91.42   155.48   327.25
      optional BPP                                   111.41   175.98   232.98  341.68        31.41    95.98   162.98   341.68

AXP(R) Variable Portfolio - Small Cap Advantage
  Fund
      base contract no optional riders               111.10   175.07   231.48  338.81        31.10    95.07   161.48   338.81
      optional BP                                    113.66   182.64   243.90  362.47        33.66   102.64   173.90   362.47
      optional BPP                                   115.20   187.17   251.28  376.38        35.20   107.17   181.28   376.38

AIM V.I. Capital Appreciation Fund, Series I
      base contract no optional riders               107.92   165.63   215.91  308.65        27.92    85.63   145.91   308.65
      optional BP                                    110.48   173.25   228.48  333.05        30.48    93.25   158.48   333.05
      optional BPP                                   112.02   177.80   235.97  347.40        32.02    97.80   165.97   347.40

AIM V.I. Capital Development Fund, Series I
      base contract no optional riders               111.10   175.07   231.48  338.81        31.10    95.07   161.48   338.81
      optional BP                                    113.66   182.64   243.90  362.47        33.66   102.64   173.90   362.47
      optional BPP                                   115.20   187.17   251.28  376.38        35.20   107.17   181.28   376.38

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
      base contract no optional riders               107.92   165.63   215.91  308.65        27.92    85.63   145.91   308.65
      optional BP                                    110.48   173.25   228.48  333.05        30.48    93.25   158.48   333.05
      optional BPP                                   112.02   177.80   235.97  347.40        32.02    97.80   165.97   347.40

Alliance VP Premier Growth Portfolio (Class B)
      base contract no optional riders               112.43   179.01   237.95  351.19        32.43    99.01   167.95   351.19
      optional BP                                    114.99   186.56   250.30  374.54        34.99   106.56   180.30   374.54
      optional BPP                                   116.53   191.08   257.64  388.27        36.53   111.08   187.64   388.27

Alliance VP Technology Portfolio (Class B)
      base contract no optional riders               112.84   180.22   239.94  354.96        32.84   100.22   169.94   354.96
      optional BP                                    115.40   187.77   252.26  378.22        35.40   107.77   182.26   378.22
      optional BPP                                   116.94   192.28   259.59  391.89        36.94   112.28   189.59   391.89

Alliance VP U.S. Government/High Grade Securities
  Portfolio (Class B)
      base contract no optional riders               110.89   174.46   230.48  336.90        30.89    94.46   160.48   336.90
      optional BP                                    113.46   182.04   242.91  360.60        33.46   102.04   172.91   360.60
      optional BPP                                   114.99   186.56   250.30  374.54        34.99   106.56   180.30   374.54

Baron Capital Asset Fund - Insurance Shares
      base contract no optional riders               114.58   185.36   248.33  370.84        34.58   105.36   178.33   370.84
      optional BP                                    117.15   192.88   260.57  393.70        37.15   112.88   190.57   393.70
      optional BPP                                   118.68   197.37   267.84  407.14        38.68   117.37   197.84   407.14

                                       93

                                                        A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS       1 YEAR  3 YEARS  5 YEARS  10 YEARS
Credit Suisse Trust - Emerging Growth Portfolio
      base contract no optional riders              $112.02  $177.80  $235.97 $347.40       $32.02  $ 97.80  $165.97  $347.40
      optional BP                                    114.58   185.36   248.33  370.84        34.58   105.36   178.33   370.84
      optional BPP                                   116.12   189.87   255.69  384.63        36.12   109.87   185.69   384.63

Fidelity VIP Growth & Income Portfolio
  (Service Class)
      base contract no optional riders               106.18   160.42   207.28  291.71        26.18    80.42   137.28   291.71
      optional BP                                    108.74   168.07   219.95  316.52        28.74    88.07   149.95   316.52
      optional BPP                                   110.28   172.64   227.48  331.12        30.28    92.64   157.48   331.12

Fidelity VIP Mid Cap Portfolio (Service Class)
      base contract no optional riders               107.31   163.79   212.87  302.70        27.31    83.79   142.87   302.70
      optional BP                                    109.87   171.42   225.48  327.25        29.87    91.42   155.48   327.25
      optional BPP                                   111.41   175.98   232.98  341.68        31.41    95.98   162.98   341.68
Fidelity VIP Overseas Portfolio (Service Class)
      base contract no optional riders               109.77   171.12   224.98  326.28        29.77    91.12   154.98   326.28
      optional BP                                    112.33   178.71   237.46  350.24        32.33    98.71   167.46   350.24
      optional BPP                                   113.87   183.25   244.88  364.34        33.87   103.25   174.88   364.34

FTVIPT Franklin Real Estate Fund - Class 2
      base contract no optional riders               107.82   165.32   215.40  307.66        27.82    85.32   145.40   307.66
      optional BP                                    110.38   172.94   227.98  332.08        30.38    92.94   157.98   332.08
      optional BPP                                   111.92   177.50   235.47  346.45        31.92    97.50   165.47   346.45

FTVIPT Mutual Shares Securities Fund - Class 2
      base contract no optional riders               109.87   171.42   225.48  327.25        29.87    91.42   155.48   327.25
      optional BP                                    112.43   179.01   237.95  351.19        32.43    99.01   167.95   351.19
      optional BPP                                   113.97   183.55   245.38  365.27        33.97   103.55   175.38   365.27

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
 Securities Fund - Class 2)
      base contract no optional riders               111.00   174.77   230.98  337.86        31.00    94.77   160.98   337.86
      optional BP                                    113.56   182.34   243.40  361.53        33.56   102.34   173.40   361.53
      optional BPP                                   115.10   186.87   250.79  375.46        35.10   106.87   180.79   375.46

Goldman Sachs VIT Capital Growth Fund
      base contract no optional riders               109.46   170.20   223.47  323.36        29.46    90.20   153.47   323.36
      optional BP                                    112.02   177.80   235.97  347.40        32.02    97.80   165.97   347.40
      optional BPP                                   113.56   182.34   243.40  361.53        33.56   102.34   173.40   361.53

Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract no optional riders               107.51   164.40   213.88  304.69        27.51    84.40   143.88   304.69
      optional BP                                    110.07   172.03   226.48  329.19        30.07    92.03   156.48   329.19
      optional BPP                                   111.61   176.59   233.98  343.59        31.61    96.59   163.98   343.59
Goldman Sachs VIT International Equity Fund
      base contract no optional riders               113.05   180.83   240.93  356.85        33.05   100.83   170.93   356.85
      optional BP                                    115.61   188.37   253.24  380.05        35.61   108.37   183.24   380.05
      optional BPP                                   117.15   192.88   260.57  393.70        37.15   112.88   190.57   393.70

                                       94

                                                        A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS       1 YEAR  3 YEARS  5 YEARS  10 YEARS
Janus Aspen Series Aggressive Growth Portfolio:
  Service Shares
      base contract no optional riders              $108.64  $167.76  $219.44 $315.54       $28.64  $ 87.76  $149.44  $315.54
      optional BP                                    111.20   175.37   231.98  339.77        31.20    95.37   161.98   339.77
      optional BPP                                   112.74   179.92   239.44  354.02        32.74    99.92   169.44   354.02

Janus Aspen Series Global Technology Portfolio:
  Service Shares
      base contract no optional riders               108.95   168.68   220.95  318.48        28.95    88.68   150.95   318.48
      optional BP                                    111.51   176.28   233.48  342.64        31.51    96.28   163.48   342.64
      optional BPP                                   113.05   180.83   240.93  356.85        33.05   100.83   170.93   356.85

Janus Aspen Series Growth Portfolio:
  Service Shares
      base contract no optional riders               108.54   167.46   218.94  314.56        28.54    87.46   148.94   314.56
      optional BP                                    111.10   175.07   231.48  338.81        31.10    95.07   161.48   338.81
      optional BPP                                   112.64   179.62   238.95  353.08        32.64    99.62   168.95   353.08

Janus Aspen Series International Growth Portfolio:
  Service Shares
      base contract no optional riders               109.05   168.98   221.46  319.46        29.05    88.98   151.46   319.46
      optional BP                                    111.61   176.59   233.98  343.59        31.61    96.59   163.98   343.59
      optional BPP                                   113.15   181.13   241.42  357.79        33.15   101.13   171.42   357.79

JPMorgan U.S. Disciplined Equity Portfolio
      base contract no optional riders               107.92   165.63   215.91  308.65        27.92    85.63   145.91   308.65
      optional BP                                    110.48   173.25   228.48  333.05        30.48    93.25   158.48   333.05
      optional BPP                                   112.02   177.80   235.97  347.40        32.02    97.80   165.97   347.40

Lazard Retirement Equity Portfolio
      base contract no optional riders               112.02   177.80   235.97  347.40        32.02    97.80   165.97   347.40
      optional BP                                    114.58   185.36   248.33  370.84        34.58   105.36   178.33   370.84
      optional BPP                                   116.12   189.87   255.69  384.63        36.12   109.87   185.69   384.63

Lazard Retirement International Equity Portfolio
      base contract no optional riders               112.02   177.80   235.97  347.40        32.02    97.80   165.97   347.40
      optional BP                                    114.58   185.36   248.33  370.84        34.58   105.36   178.33   370.84
      optional BPP                                   116.12   189.87   255.69  384.63        36.12   109.87   185.69   384.63

MFS(R) New Discovery Series - Initial Class
      base contract no optional riders               110.07   172.03   226.48  329.19        30.07    92.03   156.48   329.19
      optional BP                                    112.64   179.62   238.95  353.08        32.64    99.62   168.95   353.08
      optional BPP                                   114.17   184.15   246.36  367.13        34.17   104.15   176.36   367.13

MFS(R) Research Series - Initial Class
      base contract no optional riders               108.43   167.15   218.43  313.58        28.43    87.15   148.43   313.58
      optional BP                                    111.00   174.77   230.98  337.86        31.00    94.77   160.98   337.86
      optional BPP                                   112.53   179.32   238.45  352.13        32.53    99.32   168.45   352.13

MFS(R) Utilities Series - Initial Class
      base contract no optional riders               108.74   168.07   219.95  316.52        28.74    88.07   149.95   316.52
      optional BP                                    111.30   175.68   232.48  340.73        31.30    95.68   162.48   340.73
      optional BPP                                   112.84   180.22   239.94  354.96        32.84   100.22   169.94   354.96

                                       95

                                                        A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
Royce Micro-Cap Portfolio
      base contract no optional riders              $113.05  $180.83  $240.93 $356.85       $33.05  $100.83  $170.93  $356.85
      optional BP                                    115.61   188.37   253.24  380.05        35.61   108.37   183.24   380.05
      optional BPP                                   117.15   192.88   260.57  393.70        37.15   112.88   190.57   393.70

Royce Small-Cap Portfolio
      base contract no optional riders               113.05   180.83   240.93  356.85        33.05   100.83   170.93   356.85
      optional BP                                    115.61   188.37   253.24  380.05        35.61   108.37   183.24   380.05
      optional BPP                                   117.15   192.88   260.57  393.70        37.15   112.88   190.57   393.70

Third Avenue Value Portfolio
      base contract no optional riders               112.53   179.32   238.45  352.13        32.53    99.32   168.45   352.13
      optional BP                                    115.10   186.87   250.79  375.46        35.10   106.87   180.79   375.46
      optional BPP                                   116.63   191.38   258.13  389.17        36.63   111.38   188.13   389.17

Wanger International Small Cap
      base contract no optional riders               113.87   183.25   244.88  364.34        33.87   103.25   174.88   364.34
      optional BP                                    116.43   190.78   257.15  387.36        36.43   110.78   187.15   387.36
      optional BPP                                   117.97   195.27   264.45  400.89        37.97   115.27   194.45   400.89

Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract no optional riders               109.36   169.90   222.97  322.39        29.36    89.90   152.97   322.39
      optional BP                                    111.92   177.50   235.47  346.45        31.92    97.50   165.47   346.45
      optional BPP                                   113.46   182.04   242.91  360.60        33.46   102.04   172.91   360.60

Wells Fargo VT Equity Income Fund
      base contract no optional riders               109.46   170.20   223.47  323.36        29.46    90.20   153.47   323.36
      optional BP                                    112.02   177.80   235.97  347.40        32.02    97.80   165.97   347.40
      optional BPP                                   113.56   182.34   243.40  361.53        33.56   102.34   173.40   361.53

You would pay the following expenses on a $1,000 investment with selection of the optional 8% Performance Credit Rider for death benefit Option A and assuming a 5% annual return and ...




                                                        A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS       1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Blue Chip Advantage
  Fund
      base contract with no optional riders         $106.18  $160.42  $207.28 $291.71       $26.18   $80.42  $137.28  $291.71
      optional BP                                    108.74   168.07   219.95  316.52        28.74    88.07   149.95   316.52
      optional BPP                                   110.28   172.64   227.48  331.12        30.28    92.64   157.48   331.12

AXP(R) Variable Portfolio - Bond Fund
      base contract with no optional riders          106.38   161.03   208.30  293.71        26.38    81.03   138.30   293.71
      optional BP                                    108.95   168.68   220.95  318.48        28.95    88.68   150.95   318.48
      optional BPP                                   110.48   173.25   228.48  333.05        30.48    93.25   158.48   333.05

AXP(R) Variable Portfolio - Capital Resource Fund
      base contract with no optional riders          106.18   160.42   207.28  291.71        26.18    80.42   137.28   291.71
      optional BP                                    108.74   168.07   219.95  316.52        28.74    88.07   149.95   316.52
      optional BPP                                   110.28   172.64   227.48  331.12        30.28    92.64   157.48   331.12

AXP(R) Variable Portfolio - Cash Management Fund
      base contract with no optional riders          105.15   157.35   202.17  281.61        25.15    77.35   132.17   281.61
      optional BP                                    107.72   165.01   214.90  306.67        27.72    85.01   144.90   306.67
      optional BPP                                   109.25   169.59   222.46  321.41        29.25    89.59   152.46   321.41

AXP(R) Variable Portfolio - Diversified Equity
  Income Fund
      base contract with no optional riders          107.51   164.40   213.88  304.69        27.51    84.40   143.88   304.69
      optional BP                                    110.07   172.03   226.48  329.19        30.07    92.03   156.48   329.19
      optional BPP                                   111.61   176.59   233.98  343.59        31.61    96.59   163.98   343.59

AXP(R) Variable Portfolio - Extra Income Fund
      base contract with no optional riders          106.59   161.65   209.31  295.72        26.59    81.65   139.31   295.72
      optional BP                                    109.15   169.29   221.96  320.44        29.15    89.29   151.96   320.44
      optional BPP                                   110.69   173.85   229.48  334.97        30.69    93.85   159.48   334.97

AXP(R) Variable Portfolio - Federal Income Fund
      base contract with no optional riders          106.79   162.26   210.33  297.72        26.79    82.26   140.33   297.72
      optional BP                                    109.36   169.90   222.97  322.39        29.36    89.90   152.97   322.39
      optional BPP                                   110.89   174.46   230.48  336.90        30.89    94.46   160.48   336.90

AXP(R) Variable Portfolio - Growth Fund
      base contract with no optional riders          107.41   164.10   213.38  303.70        27.41    84.10   143.38   303.70
      optional BP                                    109.97   171.73   225.98  328.22        29.97    91.73   155.98   328.22
      optional BPP                                   111.51   176.28   233.48  342.64        31.51    96.28   163.48   342.64

AXP(R) Variable Portfolio - Managed Fund
      base contract with no optional riders          105.97   159.81   206.26  289.69        25.97    79.81   136.26   289.69
      optional BP                                    108.54   167.46   218.94  314.56        28.54    87.46   148.94   314.56
      optional BPP                                   110.07   172.03   226.48  329.19        30.07    92.03   156.48   329.19

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      base contract with no optional riders          106.28   160.73   207.79  292.71        26.28    80.73   137.79   292.71
      optional BP                                    108.84   168.37   220.45  317.50        28.84    88.37   150.45   317.50
      optional BPP                                   110.38   172.94   227.98  332.08        30.38    92.94   157.98   332.08

                                       97

                                                        A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS       1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(R) Variable Portfolio - Small Cap Advantage
  Fund
      base contract with no optional riders         $110.07  $172.03  $226.48 $329.19       $30.07  $ 92.03  $156.48  $329.19
      optional BP                                    112.64   179.62   238.95  353.08        32.64    99.62   168.95   353.08
      optional BPP                                   114.17   184.15   246.36  367.13        34.17   104.15   176.36   367.13

AIM V.I. Capital Appreciation Fund, Series I
      base contract with no optional riders          106.90   162.57   210.84  298.72        26.90    82.57   140.84   298.72
      optional BP                                    109.46   170.20   223.47  323.36        29.46    90.20   153.47   323.36
      optional BPP                                   111.00   174.77   230.98  337.86        31.00    94.77   160.98   337.86

AIM V.I. Capital Development Fund, Series I
      base contract with no optional riders          110.07   172.03   226.48  329.19        30.07    92.03   156.48   329.19
      optional BP                                    112.64   179.62   238.95  353.08        32.64    99.62   168.95   353.08
      optional BPP                                   114.17   184.15   246.36  367.13        34.17   104.15   176.36   367.13

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
      base contract with no optional riders          106.90   162.57   210.84  298.72        26.90    82.57   140.84   298.72
      optional BP                                    109.46   170.20   223.47  323.36        29.46    90.20   153.47   323.36
      optional BPP                                   111.00   174.77   230.98  337.86        31.00    94.77   160.98   337.86

Alliance VP Premier Growth Portfolio (Class B)
      base contract with no optional riders          111.41   175.98   232.98  341.68        31.41    95.98   162.98   341.68
      optional BP                                    113.97   183.55   245.38  365.27        33.97   103.55   175.38   365.27
      optional BPP                                   115.51   188.07   252.75  379.14        35.51   108.07   182.75   379.14

Alliance VP Technology Portfolio (Class B)
      base contract with no optional riders          111.82   177.19   234.97  345.50        31.82    97.19   164.97   345.50
      optional BP                                    114.38   184.76   247.35  368.99        34.38   104.76   177.35   368.99
      optional BPP                                   115.92   189.27   254.71  382.80        35.92   109.27   184.71   382.80

Alliance VP U.S. Government/High Grade Securities
  Portfolio (Class B)
      base contract with no optional riders          109.87   171.42   225.48  327.25        29.87    91.42   155.48   327.25
      optional BP                                    112.43   179.01   237.95  351.19        32.43    99.01   167.95   351.19
      optional BPP                                   113.97   183.55   245.38  365.27        33.97   103.55   175.38   365.27

Baron Capital Asset Fund - Insurance Shares
      base contract with no optional riders          113.56   182.34   243.40  361.53        33.56   102.34   173.40   361.53
      optional BP                                    116.12   189.87   255.69  384.63        36.12   109.87   185.69   384.63
      optional BPP                                   117.66   194.38   263.00  398.20        37.66   114.38   193.00   398.20

Credit Suisse Trust - Emerging Growth Portfolio
      base contract with no optional riders          111.00   174.77   230.98  337.86        31.00    94.77   160.98   337.86
      optional BP                                    113.56   182.34   243.40  361.53        33.56   102.34   173.40   361.53
      optional BPP                                   115.10   186.87   250.79  375.46        35.10   106.87   180.79   375.46

Fidelity VIP Growth & Income Portfolio
  (Service Class)
      base contract with no optional riders          105.15   157.35   202.17  281.61        25.15    77.35   132.17   281.61
      optional BP                                    107.72   165.01   214.90  306.67        27.72    85.01   144.90   306.67
      optional BPP                                   109.25   169.59   222.46  321.41        29.25    89.59   152.46   321.41

                                       98

                                                        A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS       1 YEAR  3 YEARS  5 YEARS  10 YEARS
Fidelity VIP Mid Cap Portfolio (Service Class)
      base contract with no optional riders         $106.28  $160.73  $207.79 $292.71       $26.28  $ 80.73  $137.79  $292.71
      optional BP                                    108.84   168.37   220.45  317.50        28.84    88.37   150.45   317.50
      optional BPP                                   110.38   172.94   227.98  332.08        30.38    92.94   157.98   332.08

Fidelity VIP Overseas Portfolio (Service Class)
      base contract with no optional riders          108.74   168.07   219.95  316.52        28.74    88.07   149.95   316.52
      optional BP                                    111.30   175.68   232.48  340.73        31.30    95.68   162.48   340.73
      optional BPP                                   112.84   180.22   239.94  354.96        32.84   100.22   169.94   354.96

FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders          106.79   162.26   210.33  297.72        26.79    82.26   140.33   297.72
      optional BP                                    109.36   169.90   222.97  322.39        29.36    89.90   152.97   322.39
      optional BPP                                   110.89   174.46   230.48  336.90        30.89    94.46   160.48   336.90

FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders          108.84   168.37   220.45  317.50        28.84    88.37   150.45   317.50
      optional BP                                    111.41   175.98   232.98  341.68        31.41    95.98   162.98   341.68
      optional BPP                                   112.94   180.53   240.43  355.91        32.94   100.53   170.43   355.91

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
 Securities Fund - Class 2)
      base contract with no optional riders          109.97   171.73   225.98  328.22        29.97    91.73   155.98   328.22
      optional BP                                    112.53   179.32   238.45  352.13        32.53    99.32   168.45   352.13
      optional BPP                                   114.07   183.85   245.87  366.20        34.07   103.85   175.87   366.20

Goldman Sachs VIT Capital Growth Fund
      base contract with no optional riders          108.43   167.15   218.43  313.58        28.43    87.15   148.43   313.58
      optional BP                                    111.00   174.77   230.98  337.86        31.00    94.77   160.98   337.86
      optional BPP                                   112.53   179.32   238.45  352.13        32.53    99.32   168.45   352.13

Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders          106.49   161.34   208.81  294.72        26.49    81.34   138.81   294.72
      optional BP                                    109.05   168.98   221.46  319.46        29.05    88.98   151.46   319.46
      optional BPP                                   110.59   173.55   228.98  334.01        30.59    93.55   158.98   334.01

Goldman Sachs VIT International Equity Fund
      base contract with no optional riders          112.02   177.80   235.97  347.40        32.02    97.80   165.97   347.40
      optional BP                                    114.58   185.36   248.33  370.84        34.58   105.36   178.33   370.84
      optional BPP                                   116.12   189.87   255.69  384.63        36.12   109.87   185.69   384.63

Janus Aspen Series Aggressive Growth Portfolio:
  Service Shares
      base contract with no optional riders          107.61   164.71   214.39  305.68        27.61    84.71   144.39   305.68
      optional BP                                    110.18   172.33   226.98  330.15        30.18    92.33   156.98   330.15
      optional BPP                                   111.71   176.89   234.47  344.55        31.71    96.89   164.47   344.55

Janus Aspen Series Global Technology Portfolio:
  Service Shares
      base contract with no optional riders          107.92   165.63   215.91  308.65        27.92    85.63   145.91   308.65
      optional BP                                    110.48   173.25   228.48  333.05        30.48    93.25   158.48   333.05
      optional BPP                                   112.02   177.80   235.97  347.40        32.02    97.80   165.97   347.40

                                       99

                                                        A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS       1 YEAR  3 YEARS  5 YEARS  10 YEARS
Janus Aspen Series Growth Portfolio:
  Service Shares
      base contract with no optional riders         $107.51  $164.40  $213.88 $304.69       $27.51  $ 84.40  $143.88  $304.69
      optional BP                                    110.07   172.03   226.48  329.19        30.07    92.03   156.48   329.19
      optional BPP                                   111.61   176.59   233.98  343.59        31.61    96.59   163.98   343.59

Janus Aspen Series International Growth Portfolio:
  Service Shares
      base contract with no optional riders          108.02   165.93   216.41  309.64        28.02    85.93   146.41   309.64
      optional BP                                    110.59   173.55   228.98  334.01        30.59    93.55   158.98   334.01
      optional BPP                                   112.12   178.10   236.46  348.35        32.12    98.10   166.46   348.35

JPMorgan U.S. Disciplined Equity Portfolio
      base contract with no optional riders          106.90   162.57   210.84  298.72        26.90    82.57   140.84   298.72
      optional BP                                    109.46   170.20   223.47  323.36        29.46    90.20   153.47   323.36
      optional BPP                                   111.00   174.77   230.98  337.86        31.00    94.77   160.98   337.86

Lazard Retirement Equity Portfolio
      base contract with no optional riders          111.00   174.77   230.98  337.86        31.00    94.77   160.98   337.86
      optional BP                                    113.56   182.34   243.40  361.53        33.56   102.34   173.40   361.53
      optional BPP                                   115.10   186.87   250.79  375.46        35.10   106.87   180.79   375.46

Lazard Retirement International Equity Portfolio
      base contract with no optional riders          111.00   174.77   230.98  337.86        31.00    94.77   160.98   337.86
      optional BP                                    113.56   182.34   243.40  361.53        33.56   102.34   173.40   361.53
      optional BPP                                   115.10   186.87   250.79  375.46        35.10   106.87   180.79   375.46

MFS(R) New Discovery Series - Initial Class
      base contract with no optional riders          109.05   168.98   221.46  319.46        29.05    88.98   151.46   319.46
      optional BP                                    111.61   176.59   233.98  343.59        31.61    96.59   163.98   343.59
      optional BPP                                   113.15   181.13   241.42  357.79        33.15   101.13   171.42   357.79

MFS(R) Research Series - Initial Class
      base contract with no optional riders          107.41   164.10   213.38  303.70        27.41    84.10   143.38   303.70
      optional BP                                    109.97   171.73   225.98  328.22        29.97    91.73   155.98   328.22
      optional BPP                                   111.51   176.28   233.48  342.64        31.51    96.28   163.48   342.64

MFS(R) Utilities Series - Initial Class
      base contract with no optional riders          107.72   165.01   214.90  306.67        27.72    85.01   144.90   306.67
      optional BP                                    110.28   172.64   227.48  331.12        30.28    92.64   157.48   331.12
      optional BPP                                   111.82   177.19   234.97  345.50        31.82    97.19   164.97   345.50

Royce Micro-Cap Portfolio
      base contract with no optional riders          112.02   177.80   235.97  347.40        32.02    97.80   165.97   347.40
      optional BP                                    114.58   185.36   248.33  370.84        34.58   105.36   178.33   370.84
      optional BPP                                   116.12   189.87   255.69  384.63        36.12   109.87   185.69   384.63

Royce Small-Cap Portfolio
      base contract with no optional riders          112.02   177.80   235.97  347.40        32.02    97.80   165.97   347.40
      optional BP                                    114.58   185.36   248.33  370.84        34.58   105.36   178.33   370.84
      optional BPP                                   116.12   189.87   255.69  384.63        36.12   109.87   185.69   384.63

                                       100

                                                        A TOTAL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                         END OF EACH TIME PERIOD        PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS       1 YEAR  3 YEARS  5 YEARS  10 YEARS
Third Avenue Value Portfolio
      base contract with no optional riders         $111.51  $176.28  $233.48 $342.64       $31.51  $ 96.28  $163.48  $342.64
      optional BP                                    114.07   183.85   245.87  366.20        34.07   103.85   175.87   366.20
      optional BPP                                   115.61   188.37   253.24  380.05        35.61   108.37   183.24   380.05

Wanger International Small Cap
      base contract with no optional riders          112.84   180.22   239.94  354.96        32.84   100.22   169.94   354.96
      optional BP                                    115.40   187.77   252.26  378.22        35.40   107.77   182.26   378.22
      optional BPP                                   116.94   192.28   259.59  391.89        36.94   112.28   189.59   391.89

Wanger U.S. Smaller Companies
(previously Wanger U.S. Small Cap)
      base contract with no optional riders          108.33   166.85   217.93  312.59        28.33    86.85   147.93   312.59
      optional BP                                    110.89   174.46   230.48  336.90        30.89    94.46   160.48   336.90
      optional BPP                                   112.43   179.01   237.95  351.19        32.43    99.01   167.95   351.19

Wells Fargo VT Equity Income Fund
      base contract with no optional riders          108.43   167.15   218.43  313.58        28.43    87.15   148.43   313.58
      optional BP                                    111.00   174.77   230.98  337.86        31.00    94.77   160.98   337.86
      optional BPP                                   112.53   179.32   238.45  352.13        32.53    99.32   168.45   352.13



* In these examples, the $30 contract administrative charge is approximated as a 0.024% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.



YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

APPENDIX B: 8% PERFORMANCE CREDIT RIDER ADJUSTED

PARTIAL WITHDRAWAL

STEP ONE:

For EACH withdrawal made within the current calculation period we calculate the remaining purchase payment amount (RPA):

RPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question minus the RPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the RPA will simply be the total purchase payments and purchase payment credits as there are no previous withdrawals to subtract.

                                       PW X RP
    RPA ADJUSTED PARTIAL WITHDRAWALS = -------
                                         CV

      PW = the partial withdrawal including any applicable withdrawal charge or MVA.
      CV = the contract value on the date of (but prior to) the partial withdrawal.
     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP TWO:

For EACH withdrawal made within the current calculation period we calculate the eligible purchase payment amount (EPA):

EPA = Total purchase payments and purchase payment credits made prior to the partial withdrawal in question AND prior to the five year exclusion period minus EPA adjusted partial withdrawals for all previous partial withdrawals.

NOTE: In our calculations for the first partial withdrawal, the EPA will simply be the total purchase payments and purchase payment credits made before the five year exclusion period as there are no previous withdrawals to subtract. Also note that EPA/RPA will always be less than or equal to one.

                                        PW X EPA      EPA
   EPA ADJUSTED PARTIAL WITHDRAWALS  =  --------  X   ---
                                           CV         RPA

      PW = the partial withdrawal including any applicable withdrawal charge or MVA.
      CV = the contract value on the date of (but prior to) the
           partial withdrawal.
     EPA = the eligible premium amount on the date of (but prior to) the partial withdrawal.
     RPA = the remaining premium amount on the date of (but prior to) the partial withdrawal.

STEP THREE:

The total PCRPW (Performance Credit Rider adjusted partial withdrawal) amount is the SUM OF EACH EPA ADJUSTED PARTIAL WITHDRAWAL.

EXAMPLE: Calculation at the end of the ten-year period assuming the contract is eligible for the PCR credit (i.e., your contract value is less than target value). This example does not include purchase payment credits.


- On Jan. 1, 2002 you purchase the contract with a purchase payment of $100,000.
- On Jan. 1, 2008 you make an additional purchase payment in the amount of $100,000.

-   Contract values before any partial withdrawals are shown below.

-   On Jan. 1, 2005 you make a partial withdrawal in the amount of $10,000.
- On Jan. 1, 2010 you make another partial withdrawal in the amount of $10,000.

NOTE: The shaded portion of the table indicates the five year exclusion period.


DATE                       TOTAL PURCHASE PAYMENTS             CONTRACT VALUE
------------------------------------------------------------------------------
Jan. 1, 2002                     $100,000                         $100,000
Jan. 1, 2003                      100,000                          110,000
Jan. 1, 2004                      100,000                          115,000
Jan. 1, 2005                      100,000                          120,000
Jan. 1, 2006                      100,000                          115,000
Jan. 1, 2007                      100,000                          120,000
Jan. 1, 2008                      200,000                          225,000
Jan. 1, 2009                      200,000                          230,000
Jan. 1, 2010                      200,000                          235,000
Jan. 1, 2011                      200,000                          230,000
Jan. 1, 2012                      200,000                          235,000


STEP ONE: For each withdrawal made within the current calculation period we calculate the RPA:


For the first partial withdrawal on Jan. 1, 2005:
      RPA before the partial withdrawal =                                       RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal              $10,000 X $100,000
      minus the RPA adjusted partial withdrawals for all previous partial       ------------------ = $8,333
      withdrawals = $100,000 - 0 = $100,000                                          $120,000

For the second partial withdrawal on Jan. 1, 2010:
      RPA before the partial withdrawal =                                       RPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal              $10,000 X $191,667
      minus the RPA adjusted partial withdrawals for all previous               ------------------ = $8,156
      partial withdrawals = $200,000 - $8,333 = $191,667                            $235,000


STEP TWO: For each withdrawal made within the current calculation period, we calculate the EPA:


For the first partial withdrawal on Jan. 1, 2005:
      EPA before the partial withdrawal =                                       EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal              $10,000 X $100,000   $100,000
      AND the five-year exclusion period minus the EPA adjusted                 ------------------ X -------- = $8,156
      partial withdrawals for all previous partial                                   $120,000        $100,000
      withdrawals = $100,000 - 0 = $100,000

For the second partial withdrawal on Jan. 1, 2010:
      EPA before the partial withdrawal =                                       EPA adjusted partial withdrawal =
      total purchase payments made prior to the partial withdrawal              $10,000 X $91,844   $91,844
      AND the five-year exclusion period minus the EPA                          ----------------- X -------- = $1,873
      adjusted partial withdrawals for all previous partial                         $235,000        $191,667
      withdrawals = $100,000 - $8,156 = $91,844


STEP THREE: The total PCRPW amount is the sum of each EPA adjusted partial withdrawal.

      PCRPW amount = $8,156 + $1,873 = $10,029

[AMERICAN EXPRESS LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


                                                                 240192 G (5/02)

WELLS FARGO

ADVANTAGE(SM) VARIABLE ANNUITY

ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS


MAY 1, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT / AMERICAN ENTERPRISE MVA ACCOUNT

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


This prospectus contains information that you should know before investing. Prospectuses are also available for:


-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds


-    The Dreyfus Socially Responsible Growth Fund, Inc.

-    Fidelity(R) Variable Insurance Products - Service Class 2

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2


-    Goldman Sachs Variable Insurance Trust (VIT)

-    MFS(R) Variable Insurance Trust(SM)


-    Oppenheimer Variable Account Funds

-    Putnam Variable Trust - Class IB Shares

-    Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                    3
THE CONTRACT IN BRIEF                                        4
EXPENSE SUMMARY                                              6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                 21
FINANCIAL STATEMENTS                                        34
PERFORMANCE INFORMATION                                     34
THE VARIABLE ACCOUNT AND THE FUNDS                          35
GUARANTEE PERIOD ACCOUNTS (GPAS)                            40
THE ONE-YEAR FIXED ACCOUNT                                  43
BUYING YOUR CONTRACT                                        43
CHARGES                                                     45
VALUING YOUR INVESTMENT                                     48
MAKING THE MOST OF YOUR CONTRACT                            50
WITHDRAWALS                                                 54
TSA -- SPECIAL WITHDRAWAL PROVISIONS                        54
CHANGING OWNERSHIP                                          55
BENEFITS IN CASE OF DEATH                                   55
OPTIONAL BENEFITS                                           59
THE ANNUITY PAYOUT PERIOD                                   66
TAXES                                                       68
VOTING RIGHTS                                               70
SUBSTITUTION OF INVESTMENTS                                 70
ABOUT THE SERVICE PROVIDERS                                 71
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE       72
DIRECTORS AND EXECUTIVE OFFICERS                            76
EXPERTS                                                     77
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
  FINANCIAL INFORMATION                                     78
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                       91

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.


CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.


CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAS): Fixed accounts to which you may make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.


RIDER EFFECTIVE DATE: The date you add a rider to the contract.


VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 35)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 40)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. Contracts issued through American Express Financial Advisors Inc. (AEFA) are only available with a seven-year withdrawal charge schedule. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You may be able to buy another contract with the same underlying funds. This contract has different mortality and expense risk fees and withdrawal charges and offers purchase payment credits. For information on this contract, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 43)


MINIMUM PURCHASE PAYMENT

     FOR SYSTEMATIC INVESTMENT PLANS:
          $50 initial payment.
          $50 for additional payments.

     FOR ALL OTHER PAYMENT PLANS:
          $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
          $2,000 initial payment for contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):

          $99,999 for contracts issued through AEFA.
          $1,000,000 for all other contracts.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 52)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 591/2) and may have other tax consequences; also, certain restrictions apply. (p. 54)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 55)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 55)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 59)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 66)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 68)

CHARGES: We assess certain charges in connection with your contract (p. 45):


-    $30 annual contract administrative charge;


- if you select the Benefit Protector(SM) Death Benefit Rider(1) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector(SM) Plus Death Benefit Rider(1) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

- if you select the Guaranteed Minimum Income Benefit Rider(2) (GMIB), an annual fee (currently 0.30%) based on the GMIB benefit base;


-    withdrawal charge;


- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);

-    the operating expenses of the funds in which the subaccounts invest; and

- total variable account expenses (if you make allocations to one or more subaccounts):



                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND      TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE        ACCOUNT EXPENSE
     SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
        Standard Death Benefit                                 0.15%                     1.05%                  1.20%
        Enhanced Death Benefit Rider(1)                        0.15                      1.25                   1.40

     FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE(3):
        Standard Death Benefit                                 0.15                      1.30                   1.45
        Enhanced Death Benefit Rider(1)                        0.15                      1.50                   1.65



(1) You may select one of the following: the Enhanced Death Benefit (EDB) Rider, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.
(2) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.
(3) Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

You select either a five-year or seven-year withdrawal charge schedule at the time of application.

                   FIVE-YEAR SCHEDULE                                                     SEVEN-YEAR SCHEDULE
   YEARS FROM PURCHASE              WITHDRAWAL CHARGE                     YEARS FROM PURCHASE              WITHDRAWAL CHARGE
     PAYMENT RECEIPT                   PERCENTAGE                           PAYMENT RECEIPT                   PERCENTAGE

           1                                8%                                    1                                8%

           2                                8                                     2                                8

           3                                6                                     3                                7

           4                                4                                     4                                6

           5                                2                                     5                                5

           Thereafter                       0                                     6                                4

                                                                                  7                                2

                                                                                  Thereafter                       0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges-- Withdrawal Charge" p. 46 and "The Annuity Payout Period-- Annuity Payout Plans" p. 67).


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                      $30*
* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:         0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT
  PROTECTOR PLUS) FEE:                                                     0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:                        0.30%
(As a percentage of the GMIB benefit base charged annually at the contract anniversary. This is an optional expense.)

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average subaccount value)

You can choose the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND          TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE            ACCOUNT EXPENSE
SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
      Standard Death Benefit                                  0.15%                      1.05%                     1.20%
      Enhanced Death Benefit Rider                            0.15                       1.25                      1.40

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE:
      Standard Death Benefit                                  0.15                       1.30                      1.45
      Enhanced Death Benefit Rider                            0.15                       1.50                      1.65



ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                            MANAGEMENT    12b-1        OTHER
                                                                              FEES         FEES       EXPENSES       TOTAL
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                                .54%         .13%         .11%         .78%(1)
      Capital Resource Fund                                                   .61          .13          .04          .78(2)
      Diversified Equity Income Fund                                          .55          .13          .23          .91(1)
      Extra Income Fund                                                       .62          .13          .07          .82(2)
      Federal Income Fund                                                     .61          .13          .10          .84(1)
      NEW DIMENSIONS FUND(R)                                                  .60          .13          .06          .79(2)
      Partners Small Cap Value Fund                                          1.02          .13          .35         1.50(1)
      Small Cap Advantage Fund                                                .73          .13          .30         1.16(1)

AIM V.I
      Capital Appreciation Fund, Series I                                     .61           --          .24          .85(3)
      Premier Equity Fund, Series I                                           .60           --          .25          .85(3)
      (previously AIM V.I. Value Fund, Series I)

Dreyfus
      The Dreyfus Socially Responsible Growth
        Fund, Inc. - Initial Share Class                                      .75           --          .03          .78(4)

Fidelity VIP
      Dynamic Capital Appreciation Portfolio
      (Service Class 2)                                                       .58          .25          .92         1.75(5),(6)
      High Income Portfolio (Service Class 2)                                 .58          .25          .15          .98(5)
      Mid Cap Portfolio (Service Class 2)                                     .58          .25          .11          .94(5)

FTVIPT
      Franklin Income Securities Fund - Class 2                               .49          .25          .04          .78(7),(8)
      Franklin Real Estate Fund - Class 2                                     .56          .25          .03          .84(7),(8)
      Franklin Small Cap Fund - Class 2                                       .45          .25          .31         1.01(8),(9)
      Franklin Small Cap Value Securities Fund - Class 2                      .57          .25          .20         1.02(8),(9)
      (previously FTVIPT Franklin Value Securities Fund - Class 2)
      Mutual Shares Securities Fund - Class 2                                 .60          .25          .19         1.04(8)

Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                               .70           --          .11          .81(10)
      Mid Cap Value Fund                                                      .80           --          .13          .93(10)

MFS(R)
      Investors Trust Series - Initial Class                                  .75           --          .15          .90(11)
      Utilities Series - Initial Class                                        .75           --          .18          .93(11)

                                        7

                                                                           MANAGEMENT     12b-1        OTHER
                                                                              FEES        FEES        EXPENSES       TOTAL
Oppenheimer Variable Account Funds
      Global Securities Fund/VA, Service Shares                               .64%         .25%         .06%         .95%(12)
      Strategic Bond Fund/VA, Service Shares                                  .74          .25          .03         1.02(12)

Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares                        .70          .25          .09         1.04(13)
      Putnam VT International Growth Fund - Class IB Shares                   .76          .25          .18         1.19(13)
      Putnam VT Vista Fund - Class IB Shares                                  .61          .25          .06          .92(13)

Wells Fargo VT
      Asset Allocation Fund                                                   .49          .25          .26         1.00(14)
      Corporate Bond Fund                                                     .21          .25          .44          .90(14)
      Equity Income Fund                                                      .32          .25          .43         1.00(14)
      Equity Value Fund                                                       .39          .25          .36         1.00(14)
      Growth Fund                                                             .28          .25          .47         1.00(14)
      International Equity Fund                                                --          .25          .75         1.00(14)
      Large Company Growth Fund                                               .54          .25          .21         1.00(14)
      Money Market Fund                                                       .27          .25          .33          .85(14)
      Small Cap Growth Fund                                                   .63          .25          .32         1.20(14)



(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 5.71% and 6.86% for AXP(R) Variable Portfolio Partners Small Cap Value Fund, and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.
(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The expenses are for the fiscal year ended Dec. 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.
(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(6) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Absent this reimbursement, "Other expenses," and "Total" would have been 2.94% and 3.77%.
(7)  The Fund administration fee is paid indirectly through the management fee.
(8) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(9) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management fees" and "Total" would have been 0.53% and 1.09% for Franklin Small Cap Fund - Class 2 and 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2.
(10) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.
(11) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.89% for Investors Trust Series and 0.92% for Utilities Series.
(12) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Expense figures were restated to reflect an increase to 0.25% in 12b-1 fees effective May 1, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.15%.
(13) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.
(14) Amounts represent expenses based on historical data from 2001 with the exception of the Asset Allocation Fund, International Equity Fund, Large Company Growth Fund, Money Market Fund, and Small Cap Growth Fund which are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement the "Management fees," and "Total" would have been 0.55% and 1.06% for Asset Allocation Fund, 0.45% and 1.14% for Corporate Bond Fund, 0.55% and 1.23% for Equity Income Fund, 0.55% and 1.16% for Equity Value Fund, 0.55% and 1.27% for Growth Fund, 0.75% and 3.40% for International Equity Fund, 0.55% and 1.01% for Large Company Growth Fund, 0.40% and 0.98% for Money Market Fund, and 0.75% and 1.32% for Small Cap Growth Fund.

EXAMPLES*: In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available contract feature combination. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

1)   the base contract with no optional riders,
2) the contract with selection of the optional Benefit Protector(SM) Death Benefit Rider (BP),
3) the contract with selection of the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),
4)   the contract with selection of the optional Enhanced Death Benefit Rider
     (EDB), and
5) the contract with selection of the optional Guaranteed Minimum Income Benefit Rider (GMIB) and the EDB.

We first show the expenses for your contract assuming selection of the five-year withdrawal charge schedule followed by the expenses for your contract assuming selection of the seven-year withdrawal charge schedule.

You would pay the following expenses on a $1,000 investment if you selected a FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE** and assuming a 5% annual return and...



                                                                                    A TOTAL WITHDRAWAL AT THE
                                                                                     END OF EACH TIME PERIOD
                                                                          1 YEAR      3 YEARS      5 YEARS     10 YEARS
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
      base contract with no optional riders                            $   103.26   $   131.65   $   142.67   $   262.65
      optional BP                                                          105.82       139.35       155.49       288.18
      optional BPP                                                         107.36       143.94       163.12       303.20
      optional EDB                                                         105.31       137.81       152.94       283.13
      optional GMIB and EDB                                                111.61       157.43       176.96       348.06

AXP(R) Variable Portfolio - Capital Resource Fund
      base contract with no optional riders                                103.26       131.65       142.67       262.65
      optional BP                                                          105.82       139.35       155.49       288.18
      optional BPP                                                         107.36       143.94       163.12       303.20
      optional EDB                                                         105.31       137.81       152.94       283.13
      optional GMIB and EDB                                                111.61       157.43       176.96       348.06

AXP(R) Variable Portfolio - Diversified Equity Income Fund
      base contract with no optional riders                                104.59       135.66       149.36       276.01
      optional BP                                                          107.15       143.33       162.11       301.21
      optional BPP                                                         108.69       147.92       169.69       316.03
      optional EDB                                                         106.64       141.80       159.57       296.22
      optional GMIB and EDB                                                112.94       161.40       183.55       360.94

AXP(R) Variable Portfolio - Extra Income Fund
      base contract with no optional riders                                103.67       132.89       144.73       266.78
      optional BP                                                          106.23       140.57       157.53       292.21
      optional BPP                                                         107.77       145.17       165.15       307.17
      optional EDB                                                         105.72       139.04       154.98       287.17
      optional GMIB and EDB                                                112.02       158.65       178.99       352.04

AXP(R) Variable Portfolio - Federal Income Fund
      base contract with no optional riders                                103.87       133.50       145.76       268.84
      optional BP                                                          106.43       141.19       158.55       294.22
      optional BPP                                                         107.97       145.78       166.16       309.14
      optional EDB                                                         105.92       139.65       156.00       289.19
      optional GMIB and EDB                                                112.22       159.26       180.01       354.02

                                                                           NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                          PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
      base contract with no optional riders                            $    23.26   $    71.65   $   122.67   $   262.65
      optional BP                                                           25.82        79.35       135.49       288.18
      optional BPP                                                          27.36        83.94       143.12       303.20
      optional EDB                                                          25.31        77.81       132.94       283.13
      optional GMIB and EDB                                                 31.61        97.43       156.96       348.06

AXP(R) Variable Portfolio - Capital Resource Fund
      base contract with no optional riders                                 23.26        71.65       122.67       262.65
      optional BP                                                           25.82        79.35       135.49       288.18
      optional BPP                                                          27.36        83.94       143.12       303.20
      optional EDB                                                          25.31        77.81       132.94       283.13
      optional GMIB and EDB                                                 31.61        97.43       156.96       348.06

AXP(R) Variable Portfolio - Diversified Equity Income Fund
      base contract with no optional riders                                 24.59        75.66       129.36       276.01
      optional BP                                                           27.15        83.33       142.11       301.21
      optional BPP                                                          28.69        87.92       149.69       316.03
      optional EDB                                                          26.64        81.80       139.57       296.22
      optional GMIB and EDB                                                 32.94       101.40       163.55       360.94

AXP(R) Variable Portfolio - Extra Income Fund
      base contract with no optional riders                                 23.67        72.89       124.73       266.78
      optional BP                                                           26.23        80.57       137.53       292.21
      optional BPP                                                          27.77        85.17       145.15       307.17
      optional EDB                                                          25.72        79.04       134.98       287.17
      optional GMIB and EDB                                                 32.02        98.65       158.99       352.04

AXP(R) Variable Portfolio - Federal Income Fund
      base contract with no optional riders                                 23.87        73.50       125.76       268.84
      optional BP                                                           26.43        81.19       138.55       294.22
      optional BPP                                                          27.97        85.78       146.16       309.14
      optional EDB                                                          25.92        79.65       136.00       289.19
      optional GMIB and EDB                                                 32.22        99.26       160.01       354.02

                                        9

                                                                                    A TOTAL WITHDRAWAL AT THE
                                                                                     END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      base contract with no optional riders                            $   103.36   $   131.96   $   143.19   $   263.69
      optional BP                                                          105.92       139.65       156.00       289.19
      optional BPP                                                         107.46       144.25       163.63       304.19
      optional EDB                                                         105.41       138.12       153.45       284.14
      optional GMIB and EDB                                                111.71       157.73       177.47       349.05

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
      base contract with no optional riders                                110.64       153.70       179.23       334.49
      optional BP                                                          113.20       161.28       191.67       358.26
      optional BPP                                                         114.74       165.81       199.07       372.23
      optional EDB                                                         112.69       159.77       189.19       353.55
      optional GMIB and EDB                                                118.99       179.31       212.97       417.31

AXP(R) Variable Portfolio - Small Cap Advantage Fund
      base contract with no optional riders                                107.15       143.33       162.11       301.21
      optional BP                                                          109.71       150.96       174.73       325.79
      optional BPP                                                         111.25       155.53       182.23       340.25
      optional EDB                                                         109.20       149.44       172.21       320.93
      optional GMIB and EDB                                                115.50       169.02       196.11       385.23

AIM V.I. Capital Appreciation Fund, Series I
      base contract with no optional riders                                103.97       133.81       146.28       269.87
      optional BP                                                          106.54       141.49       159.06       295.22
      optional BPP                                                         108.07       146.08       166.67       310.13
      optional EDB                                                         106.02       139.96       156.51       290.20
      optional GMIB and EDB                                                112.32       159.57       180.51       355.01

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
      base contract with no optional riders                                103.97       133.81       146.28       269.87
      optional BP                                                          106.54       141.49       159.06       295.22
      optional BPP                                                         108.07       146.08       166.67       310.13
      optional EDB                                                         106.02       139.96       156.51       290.20
      optional GMIB and EDB                                                112.32       159.57       180.51       355.01

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class
      base contract with no optional riders                                103.26       131.65       142.67       262.65
      optional BP                                                          105.82       139.35       155.49       288.18
      optional BPP                                                         107.36       143.94       163.12       303.20
      optional EDB                                                         105.31       137.81       152.94       283.13
      optional GMIB and EDB                                                111.61       157.43       176.96       348.06

Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
      base contract with no optional riders                                113.20       161.28       191.67       358.26
      optional BP                                                          115.76       168.82       203.98       381.43
      optional BPP                                                         117.30       173.33       211.30       395.05
      optional EDB                                                         115.25       167.32       201.53       376.84
      optional GMIB and EDB                                                121.55       186.84       225.22       440.20

                                                                            NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                           PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      base contract with no optional riders                            $    23.36   $    71.96   $   123.19   $   263.69
      optional BP                                                           25.92        79.65       136.00       289.19
      optional BPP                                                          27.46        84.25       143.63       304.19
      optional EDB                                                          25.41        78.12       133.45       284.14
      optional GMIB and EDB                                                 31.71        97.73       157.47       349.05

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
      base contract with no optional riders                                 30.64        93.70       159.23       334.49
      optional BP                                                           33.20       101.28       171.67       358.26
      optional BPP                                                          34.74       105.81       179.07       372.23
      optional EDB                                                          32.69        99.77       169.19       353.55
      optional GMIB and EDB                                                 38.99       119.31       192.97       417.31

AXP(R) Variable Portfolio - Small Cap Advantage Fund
      base contract with no optional riders                                 27.15        83.33       142.11       301.21
      optional BP                                                           29.71        90.96       154.73       325.79
      optional BPP                                                          31.25        95.53       162.23       340.25
      optional EDB                                                          29.20        89.44       152.21       320.93
      optional GMIB and EDB                                                 35.50       109.02       176.11       385.23

AIM V.I. Capital Appreciation Fund, Series I
      base contract with no optional riders                                 23.97        73.81       126.28       269.87
      optional BP                                                           26.54        81.49       139.06       295.22
      optional BPP                                                          28.07        86.08       146.67       310.13
      optional EDB                                                          26.02        79.96       136.51       290.20
      optional GMIB and EDB                                                 32.32        99.57       160.51       355.01

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
      base contract with no optional riders                                 23.97        73.81       126.28       269.87
      optional BP                                                           26.54        81.49       139.06       295.22
      optional BPP                                                          28.07        86.08       146.67       310.13
      optional EDB                                                          26.02        79.96       136.51       290.20
      optional GMIB and EDB                                                 32.32        99.57       160.51       355.01

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class
      base contract with no optional riders                                 23.26        71.65       122.67       262.65
      optional BP                                                           25.82        79.35       135.49       288.18
      optional BPP                                                          27.36        83.94       143.12       303.20
      optional EDB                                                          25.31        77.81       132.94       283.13
      optional GMIB and EDB                                                 31.61        97.43       156.96       348.06

Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
      base contract with no optional riders                                 33.20       101.28       171.67       358.26
      optional BP                                                           35.76       108.82       183.98       381.43
      optional BPP                                                          37.30       113.33       191.30       395.05
      optional EDB                                                          35.25       107.32       181.53       376.84
      optional GMIB and EDB                                                 41.55       126.84       205.22       440.20

                                       10

                                                                                    A TOTAL WITHDRAWAL AT THE
                                                                                     END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
Fidelity VIP High Income Portfolio (Service Class 2)
      base contract with no optional riders                            $   105.31   $   137.81   $   152.94   $   283.13
      optional BP                                                          107.87       145.47       165.65       308.16
      optional BPP                                                         109.41       150.05       173.22       322.88
      optional EDB                                                         107.36       143.94       163.12       303.20
      optional GMIB and EDB                                                113.66       163.54       187.08       367.80

Fidelity VIP Mid Cap Portfolio (Service Class 2)
      base contract with no optional riders                                104.90       136.58       150.90       279.06
      optional BP                                                          107.46       144.25       163.63       304.19
      optional BPP                                                         109.00       148.83       171.21       318.97
      optional EDB                                                         106.95       142.72       161.09       299.22
      optional GMIB and EDB                                                113.25       162.32       185.06       363.88

FTVIPT Franklin Income Securities Fund - Class 2
      base contract with no optional riders                                103.26       131.65       142.67       262.65
      optional BP                                                          105.82       139.35       155.49       288.18
      optional BPP                                                         107.36       143.94       163.12       303.20
      optional EDB                                                         105.31       137.81       152.94       283.13
      optional GMIB and EDB                                                111.61       157.43       176.96       348.06

FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders                                103.87       133.50       145.76       268.84
      optional BP                                                          106.43       141.19       158.55       294.22
      optional BPP                                                         107.97       145.78       166.16       309.14
      optional EDB                                                         105.92       139.65       156.00       289.19
      optional GMIB and EDB                                                112.22       159.26       180.01       354.02

FTVIPT Franklin Small Cap Fund - Class 2
      base contract with no optional riders                                105.61       138.73       154.47       286.16
      optional BP                                                          108.18       146.39       167.17       311.12
      optional BPP                                                         109.71       150.96       174.73       325.79
      optional EDB                                                         107.66       144.86       164.64       306.18
      optional GMIB and EDB                                                113.96       164.45       188.59       370.73

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
(previously FTVIPT Value Securities Fund - Class 2)
      base contract with no optional riders                                105.72       139.04       154.98       287.17
      optional BP                                                          108.28       146.70       167.68       312.10
      optional BPP                                                         109.82       151.27       175.23       326.76
      optional EDB                                                         107.77       145.17       165.15       307.17
      optional GMIB and EDB                                                114.07       164.76       189.09       371.70

FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders                                105.92       139.65       156.00       289.19
      optional BP                                                          108.48       147.31       168.69       314.07
      optional BPP                                                         110.02       151.88       176.23       328.70
      optional EDB                                                         107.97       145.78       166.16       309.14
      optional GMIB and EDB                                                114.27       165.37       190.09       373.65

                                                                            NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                           PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS       5 YEARS     10 YEARS
Fidelity VIP High Income Portfolio (Service Class 2)
      base contract with no optional riders                            $    25.31   $    77.81   $   132.94   $   283.13
      optional BP                                                           27.87        85.47       145.65       308.16
      optional BPP                                                          29.41        90.05       153.22       322.88
      optional EDB                                                          27.36        83.94       143.12       303.20
      optional GMIB and EDB                                                 33.66       103.54       167.08       367.80

Fidelity VIP Mid Cap Portfolio (Service Class 2)
      base contract with no optional riders                                 24.90        76.58       130.90       279.06
      optional BP                                                           27.46        84.25       143.63       304.19
      optional BPP                                                          29.00        88.83       151.21       318.97
      optional EDB                                                          26.95        82.72       141.09       299.22
      optional GMIB and EDB                                                 33.25       102.32       165.06       363.88

FTVIPT Franklin Income Securities Fund - Class 2
      base contract with no optional riders                                 23.26        71.65       122.67       262.65
      optional BP                                                           25.82        79.35       135.49       288.18
      optional BPP                                                          27.36        83.94       143.12       303.20
      optional EDB                                                          25.31        77.81       132.94       283.13
      optional GMIB and EDB                                                 31.61        97.43       156.96       348.06

FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders                                 23.87        73.50       125.76       268.84
      optional BP                                                           26.43        81.19       138.55       294.22
      optional BPP                                                          27.97        85.78       146.16       309.14
      optional EDB                                                          25.92        79.65       136.00       289.19
      optional GMIB and EDB                                                 32.22        99.26       160.01       354.02

FTVIPT Franklin Small Cap Fund - Class 2
      base contract with no optional riders                                 25.61        78.73       134.47       286.16
      optional BP                                                           28.18        86.39       147.17       311.12
      optional BPP                                                          29.71        90.96       154.73       325.79
      optional EDB                                                          27.66        84.86       144.64       306.18
      optional GMIB and EDB                                                 33.96       104.45       168.59       370.73

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
(previously FTVIPT Value Securities Fund - Class 2)
      base contract with no optional riders                                 25.72        79.04       134.98       287.17
      optional BP                                                           28.28        86.70       147.68       312.10
      optional BPP                                                          29.82        91.27       155.23       326.76
      optional EDB                                                          27.77        85.17       145.15       307.17
      optional GMIB and EDB                                                 34.07       104.76       169.09       371.70

FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders                                 25.92        79.65       136.00       289.19
      optional BP                                                           28.48        87.31       148.69       314.07
      optional BPP                                                          30.02        91.88       156.23       328.70
      optional EDB                                                          27.97        85.78       146.16       309.14
      optional GMIB and EDB                                                 34.27       105.37       170.09       373.65

                                       11

                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders                            $   103.56   $   132.58   $   144.22   $   265.75
      optional BP                                                          106.13       140.27       157.02       291.20
      optional BPP                                                         107.66       144.86       164.64       306.18
      optional EDB                                                         105.61       138.73       154.47       286.16
      optional GMIB and EDB                                                111.91       158.35       178.49       351.04

Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders                                104.79       136.27       150.38       278.05
      optional BP                                                          107.36       143.94       163.12       303.20
      optional BPP                                                         108.89       148.53       170.70       317.99
      optional EDB                                                         106.84       142.41       160.59       298.22
      optional GMIB and EDB                                                113.14       162.01       184.56       362.90

MFS(R) Investors Trust Series - Initial Class
      base contract with no optional riders                                104.49       135.35       148.85       274.99
      optional BP                                                          107.05       143.03       161.60       300.21
      optional BPP                                                         108.59       147.61       169.19       315.05
      optional EDB                                                         106.54       141.49       159.06       295.22
      optional GMIB and EDB                                                112.84       161.10       183.04       359.95

MFS(R) Utilities Series - Initial Class
      base contract with no optional riders                                104.79       136.27       150.38       278.05
      optional BP                                                          107.36       143.94       163.12       303.20
      optional BPP                                                         108.89       148.53       170.70       317.99
      optional EDB                                                         106.84       142.41       160.59       298.22
      optional GMIB and EDB                                                113.14       162.01       184.56       362.90

Oppenheimer Global Securities Fund/VA, Service Shares
      base contract with no optional riders                                105.00       136.89       151.41       280.08
      optional BP                                                          107.56       144.56       164.14       305.18
      optional BPP                                                         109.10       149.14       171.71       319.95
      optional EDB                                                         107.05       143.03       161.60       300.21
      optional GMIB and EDB                                                113.35       162.62       185.57       364.86

Oppenheimer Strategic Bond Fund/VA, Service Shares
      base contract with no optional riders                                105.72       139.04       154.98       287.17
      optional BP                                                          108.28       146.70       167.68       312.10
      optional BPP                                                         109.82       151.27       175.23       326.76
      optional EDB                                                         107.77       145.17       165.15       307.17
      optional GMIB and EDB                                                114.07       164.76       189.09       371.70

Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders                                105.92       139.65       156.00       289.19
      optional BP                                                          108.48       147.31       168.69       314.07
      optional BPP                                                         110.02       151.88       176.23       328.70
      optional EDB                                                         107.97       145.78       166.16       309.14
      optional GMIB and EDB                                                114.27       165.37       190.09       373.65

                                                                           NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                          PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders                            $    23.56   $    72.58   $   124.22   $   265.75
      optional BP                                                           26.13        80.27       137.02       291.20
      optional BPP                                                          27.66        84.86       144.64       306.18
      optional EDB                                                          25.61        78.73       134.47       286.16
      optional GMIB and EDB                                                 31.91        98.35       158.49       351.04

Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders                                 24.79        76.27       130.38       278.05
      optional BP                                                           27.36        83.94       143.12       303.20
      optional BPP                                                          28.89        88.53       150.70       317.99
      optional EDB                                                          26.84        82.41       140.59       298.22
      optional GMIB and EDB                                                 33.14       102.01       164.56       362.90

MFS(R) Investors Trust Series - Initial Class
      base contract with no optional riders                                 24.49        75.35       128.85       274.99
      optional BP                                                           27.05        83.03       141.60       300.21
      optional BPP                                                          28.59        87.61       149.19       315.05
      optional EDB                                                          26.54        81.49       139.06       295.22
      optional GMIB and EDB                                                 32.84       101.10       163.04       359.95

MFS(R) Utilities Series - Initial Class
      base contract with no optional riders                                 24.79        76.27       130.38       278.05
      optional BP                                                           27.36        83.94       143.12       303.20
      optional BPP                                                          28.89        88.53       150.70       317.99
      optional EDB                                                          26.84        82.41       140.59       298.22
      optional GMIB and EDB                                                 33.14       102.01       164.56       362.90

Oppenheimer Global Securities Fund/VA, Service Shares
      base contract with no optional riders                                 25.00        76.89       131.41       280.08
      optional BP                                                           27.56        84.56       144.14       305.18
      optional BPP                                                          29.10        89.14       151.71       319.95
      optional EDB                                                          27.05        83.03       141.60       300.21
      optional GMIB and EDB                                                 33.35       102.62       165.57       364.86

Oppenheimer Strategic Bond Fund/VA, Service Shares
      base contract with no optional riders                                 25.72        79.04       134.98       287.17
      optional BP                                                           28.28        86.70       147.68       312.10
      optional BPP                                                          29.82        91.27       155.23       326.76
      optional EDB                                                          27.77        85.17       145.15       307.17
      optional GMIB and EDB                                                 34.07       104.76       169.09       371.70

Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders                                 25.92        79.65       136.00       289.19
      optional BP                                                           28.48        87.31       148.69       314.07
      optional BPP                                                          30.02        91.88       156.23       328.70
      optional EDB                                                          27.97        85.78       146.16       309.14
      optional GMIB and EDB                                                 34.27       105.37       170.09       373.65

                                       12

                                                                                   A TOTAL WITHDRAWAL AT THE
                                                                                    END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders                            $   107.46   $   144.25   $   163.63   $   304.19
      optional BP                                                          110.02       151.88       176.23       328.70
      optional BPP                                                         111.56       156.44       183.73       343.12
      optional EDB                                                         109.51       150.36       173.72       323.85
      optional GMIB and EDB                                                115.81       169.93       197.60       388.11

Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders                                104.69       135.97       149.87       277.03
      optional BP                                                          107.25       143.64       162.62       302.21
      optional BPP                                                         108.79       148.22       170.20       317.01
      optional EDB                                                         106.74       142.11       160.08       297.22
      optional GMIB and EDB                                                113.04       161.71       184.05       361.92

Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders                                105.51       138.43       153.96       285.15
      optional BP                                                          108.07       146.08       166.67       310.13
      optional BPP                                                         109.61       150.66       174.22       324.82
      optional EDB                                                         107.56       144.56       164.14       305.18
      optional GMIB and EDB                                                113.86       164.15       188.08       369.75

Wells Fargo VT Corporate Bond Fund
      base contract with no optional riders                                104.49       135.35       148.85       274.99
      optional BP                                                          107.05       143.03       161.60       300.21
      optional BPP                                                         108.59       147.61       169.19       315.05
      optional EDB                                                         106.54       141.49       159.06       295.22
      optional GMIB and EDB                                                112.84       161.10       183.04       359.95

Wells Fargo VT Equity Income Fund
      base contract with no optional riders                                105.51       138.43       153.96       285.15
      optional BP                                                          108.07       146.08       166.67       310.13
      optional BPP                                                         109.61       150.66       174.22       324.82
      optional EDB                                                         107.56       144.56       164.14       305.18
      optional GMIB and EDB                                                113.86       164.15       188.08       369.75

Wells Fargo VT Equity Value Fund
      base contract with no optional riders                                105.51       138.43       153.96       285.15
      optional BP                                                          108.07       146.08       166.67       310.13
      optional BPP                                                         109.61       150.66       174.22       324.82
      optional EDB                                                         107.56       144.56       164.14       305.18
      optional GMIB and EDB                                                113.86       164.15       188.08       369.75

Wells Fargo VT Growth Fund
      base contract with no optional riders                                105.51       138.43       153.96       285.15
      optional BP                                                          108.07       146.08       166.67       310.13
      optional BPP                                                         109.61       150.66       174.22       324.82
      optional EDB                                                         107.56       144.56       164.14       305.18
      optional GMIB and EDB                                                113.86       164.15       188.08       369.75

                                                                           NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                          PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders                            $    27.46   $    84.25   $   143.63   $   304.19
      optional BP                                                           30.02        91.88       156.23       328.70
      optional BPP                                                          31.56        96.44       163.73       343.12
      optional EDB                                                          29.51        90.36       153.72       323.85
      optional GMIB and EDB                                                 35.81       109.93       177.60       388.11

Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders                                 24.69        75.97       129.87       277.03
      optional BP                                                           27.25        83.64       142.62       302.21
      optional BPP                                                          28.79        88.22       150.20       317.01
      optional EDB                                                          26.74        82.11       140.08       297.22
      optional GMIB and EDB                                                 33.04       101.71       164.05       361.92

Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders                                 25.51        78.43       133.96       285.15
      optional BP                                                           28.07        86.08       146.67       310.13
      optional BPP                                                          29.61        90.66       154.22       324.82
      optional EDB                                                          27.56        84.56       144.14       305.18
      optional GMIB and EDB                                                 33.86       104.15       168.08       369.75

Wells Fargo VT Corporate Bond Fund
      base contract with no optional riders                                 24.49        75.35       128.85       274.99
      optional BP                                                           27.05        83.03       141.60       300.21
      optional BPP                                                          28.59        87.61       149.19       315.05
      optional EDB                                                          26.54        81.49       139.06       295.22
      optional GMIB and EDB                                                 32.84       101.10       163.04       359.95

Wells Fargo VT Equity Income Fund
      base contract with no optional riders                                 25.51        78.43       133.96       285.15
      optional BP                                                           28.07        86.08       146.67       310.13
      optional BPP                                                          29.61        90.66       154.22       324.82
      optional EDB                                                          27.56        84.56       144.14       305.18
      optional GMIB and EDB                                                 33.86       104.15       168.08       369.75

Wells Fargo VT Equity Value Fund
      base contract with no optional riders                                 25.51        78.43       133.96       285.15
      optional BP                                                           28.07        86.08       146.67       310.13
      optional BPP                                                          29.61        90.66       154.22       324.82
      optional EDB                                                          27.56        84.56       144.14       305.18
      optional GMIB and EDB                                                 33.86       104.15       168.08       369.75

Wells Fargo VT Growth Fund
      base contract with no optional riders                                 25.51        78.43       133.96       285.15
      optional BP                                                           28.07        86.08       146.67       310.13
      optional BPP                                                          29.61        90.66       154.22       324.82
      optional EDB                                                          27.56        84.56       144.14       305.18
      optional GMIB and EDB                                                 33.86       104.15       168.08       369.75

                                       13

                                                                                   A TOTAL WITHDRAWAL AT THE
                                                                                    END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
Wells Fargo VT International Equity Fund
      base contract with no optional riders                            $   105.51   $   138.43   $   153.96   $   285.15
      optional BP                                                          108.07       146.08       166.67       310.13
      optional BPP                                                         109.61       150.66       174.22       324.82
      optional EDB                                                         107.56       144.56       164.14       305.18
      optional GMIB and EDB                                                113.86       164.15       188.08       369.75

Wells Fargo VT Large Company Growth Fund
      base contract with no optional riders                                105.51       138.43       153.96       285.15
      optional BP                                                          108.07       146.08       166.67       310.13
      optional BPP                                                         109.61       150.66       174.22       324.82
      optional EDB                                                         107.56       144.56       164.14       305.18
      optional GMIB and EDB                                                113.86       164.15       188.08       369.75

Wells Fargo VT Money Market Fund
      base contract with no optional riders                                103.97       133.81       146.28       269.87
      optional BP                                                          106.54       141.49       159.06       295.22
      optional BPP                                                         108.07       146.08       166.67       310.13
      optional EDB                                                         106.02       139.96       156.51       290.20
      optional GMIB and EDB                                                112.32       159.57       180.51       355.01

Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders                                107.56       144.56       164.14       305.18
      optional BP                                                          110.12       152.18       176.73       329.67
      optional BPP                                                         111.66       156.74       184.22       344.07
      optional EDB                                                         109.61       150.66       174.22       324.82
      optional GMIB and EDB                                                115.91       170.23       198.10       389.06

                                                                            NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                           PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
Wells Fargo VT International Equity Fund
      base contract with no optional riders                            $    25.51   $    78.43   $   133.96   $   285.15
      optional BP                                                           28.07        86.08       146.67       310.13
      optional BPP                                                          29.61        90.66       154.22       324.82
      optional EDB                                                          27.56        84.56       144.14       305.18
      optional GMIB and EDB                                                 33.86       104.15       168.08       369.75

Wells Fargo VT Large Company Growth Fund
      base contract with no optional riders                                 25.51        78.43       133.96       285.15
      optional BP                                                           28.07        86.08       146.67       310.13
      optional BPP                                                          29.61        90.66       154.22       324.82
      optional EDB                                                          27.56        84.56       144.14       305.18
      optional GMIB and EDB                                                 33.86       104.15       168.08       369.75

Wells Fargo VT Money Market Fund
      base contract with no optional riders                                 23.97        73.81       126.28       269.87
      optional BP                                                           26.54        81.49       139.06       295.22
      optional BPP                                                          28.07        86.08       146.67       310.13
      optional EDB                                                          26.02        79.96       136.51       290.20
      optional GMIB and EDB                                                 32.32        99.57       160.51       355.01

Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders                                 27.56        84.56       144.14       305.18
      optional BP                                                           30.12        92.18       156.73       329.67
      optional BPP                                                          31.66        96.74       164.22       344.07
      optional EDB                                                          29.61        90.66       154.22       324.82
      optional GMIB and EDB                                                 35.91       110.23       178.10       389.06

You would pay the following expenses on a $1,000 investment if you selected a SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE and assuming a 5% annual return and ...


                                                                                    A TOTAL WITHDRAWAL AT THE
                                                                                     END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
AXP(R) Variable Portfolio - Blue Chip Advantage FunD
      base contract with no optional riders                            $   100.69   $   133.92   $   159.72   $   236.48
      optional BP                                                          103.26       141.65       172.67       262.65
      optional BPP                                                         104.79       146.27       180.38       278.05
      optional EDB                                                         102.74       140.11       170.09       257.47
      optional GMIB and EDB                                                109.04       159.75       194.20       322.82

AXP(R) Variable Portfolio - Capital Resource Fund
      base contract with no optional riders                                100.69       133.92       159.72       236.48
      optional BP                                                          103.26       141.65       172.67       262.65
      optional BPP                                                         104.79       146.27       180.38       278.05
      optional EDB                                                         102.74       140.11       170.09       257.47
      optional GMIB and EDB                                                109.04       159.75       194.20       322.82

AXP(R) Variable Portfolio - Diversified Equity Income Fund
      base contract with no optional riders                                102.03       137.95       166.47       250.17
      optional BP                                                          104.59       145.66       179.36       276.01
      optional BPP                                                         106.13       150.27       187.02       291.20
      optional EDB                                                         104.08       144.12       176.79       270.89
      optional GMIB and EDB                                                110.38       163.75       200.86       336.02

AXP(R) Variable Portfolio - Extra Income Fund
      base contract with no optional riders                                101.10       135.16       161.80       240.72
      optional BP                                                          103.67       142.89       174.73       266.78
      optional BPP                                                         105.20       147.50       182.43       282.11
      optional EDB                                                         103.15       141.35       172.16       261.62
      optional GMIB and EDB                                                109.45       160.98       196.25       326.90

AXP(R) Variable Portfolio - Federal Income Fund
      base contract with no optional riders                                101.31       135.78       162.84       242.82
      optional BP                                                          103.87       143.50       175.76       268.84
      optional BPP                                                         105.41       148.12       183.45       284.14
      optional EDB                                                         103.36       141.96       173.19       263.69
      optional GMIB and EDB                                                109.66       161.60       197.28       328.93

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      base contract with no optional riders                                100.80       134.23       160.24       237.54
      optional BP                                                          103.36       141.96       173.19       263.69
      optional BPP                                                         104.90       146.58       180.90       279.06
      optional EDB                                                         102.85       140.42       170.61       258.51
      optional GMIB and EDB                                                109.15       160.06       194.71       323.84

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
      base contract with no optional riders                                108.07       156.08       196.67       310.13
      optional BP                                                          110.64       163.70       209.23       334.49
      optional BPP                                                         112.17       168.26       216.71       348.82
      optional EDB                                                         110.12       162.18       206.73       329.67
      optional GMIB and EDB                                                116.42       181.75       230.60       393.83

                                                                           NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                          PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS    10 YEARS
AXP(R) Variable Portfolio - Blue Chip Advantage Fund
      base contract with no optional riders                            $    20.69   $    63.92   $   109.72   $   236.48
      optional BP                                                           23.26        71.65       122.67       262.65
      optional BPP                                                          24.79        76.27       130.38       278.05
      optional EDB                                                          22.74        70.11       120.09       257.47
      optional GMIB and EDB                                                 29.04        89.75       144.20       322.82

AXP(R) Variable Portfolio - Capital Resource Fund
      base contract with no optional riders                                 20.69        63.92       109.72       236.48
      optional BP                                                           23.26        71.65       122.67       262.65
      optional BPP                                                          24.79        76.27       130.38       278.05
      optional EDB                                                          22.74        70.11       120.09       257.47
      optional GMIB and EDB                                                 29.04        89.75       144.20       322.82

AXP(R) Variable Portfolio - Diversified Equity Income Fund
      base contract with no optional riders                                 22.03        67.95       116.47       250.17
      optional BP                                                           24.59        75.66       129.36       276.01
      optional BPP                                                          26.13        80.27       137.02       291.20
      optional EDB                                                          24.08        74.12       126.79       270.89
      optional GMIB and EDB                                                 30.38        93.75       150.86       336.02

AXP(R) Variable Portfolio - Extra Income Fund
      base contract with no optional riders                                 21.10        65.16       111.80       240.72
      optional BP                                                           23.67        72.89       124.73       266.78
      optional BPP                                                          25.20        77.50       132.43       282.11
      optional EDB                                                          23.15        71.35       122.16       261.62
      optional GMIB and EDB                                                 29.45        90.98       146.25       326.90

AXP(R) Variable Portfolio - Federal Income Fund
      base contract with no optional riders                                 21.31        65.78       112.84       242.82
      optional BP                                                           23.87        73.50       125.76       268.84
      optional BPP                                                          25.41        78.12       133.45       284.14
      optional EDB                                                          23.36        71.96       123.19       263.69
      optional GMIB and EDB                                                 29.66        91.60       147.28       328.93

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
      base contract with no optional riders                                 20.80        64.23       110.24       237.54
      optional BP                                                           23.36        71.96       123.19       263.69
      optional BPP                                                          24.90        76.58       130.90       279.06
      optional EDB                                                          22.85        70.42       120.61       258.51
      optional GMIB and EDB                                                 29.15        90.06       144.71       323.84

AXP(R) Variable Portfolio - Partners Small Cap Value Fund
      base contract with no optional riders                                 28.07        86.08       146.67       310.13
      optional BP                                                           30.64        93.70       159.23       334.49
      optional BPP                                                          32.17        98.26       166.71       348.82
      optional EDB                                                          30.12        92.18       156.73       329.67
      optional GMIB and EDB                                                 36.42       111.75       180.60       393.83

                                       15

                                                                                    A TOTAL WITHDRAWAL AT THE
                                                                                     END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
AXP(R) Variable Portfolio - Small Cap Advantage Fund
      base contract with no optional riders                            $   104.59   $   145.66   $   179.36   $   276.01
      optional BP                                                          107.15       153.33       192.11       301.21
      optional BPP                                                         108.69       157.92       199.69       316.03
      optional EDB                                                         106.64       151.80       189.57       296.22
      optional GMIB and EDB                                                112.94       171.40       213.55       360.94

AIM V.I. Capital Appreciation Fund, Series I
      base contract with no optional riders                                101.41       136.09       163.36       243.88
      optional BP                                                          103.97       143.81       176.28       269.87
      optional BBP                                                         105.51       148.43       183.96       285.15
      optional EDB                                                         103.46       142.27       173.71       264.72
      optional GMIB and EDB                                                109.76       161.90       197.79       329.95

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
      base contract with no optional riders                                101.41       136.09       163.36       243.88
      optional BP                                                          103.97       143.81       176.28       269.87
      optional BBP                                                         105.51       148.43       183.96       285.15
      optional EDB                                                         103.46       142.27       173.71       264.72
      optional GMIB and EDB                                                109.76       161.90       197.79       329.95

The Dreyfus Socially Responsible Growth Fund, Inc. -
Initial Share Class
      base contract with no optional riders                                100.69       133.92       159.72       236.48
      optional BP                                                          103.26       141.65       172.67       262.65
      optional BBP                                                         104.79       146.27       180.38       278.05
      optional EDB                                                         102.74       140.11       170.09       257.47
      optional GMIB and EDB                                                109.04       159.75       194.20       322.82

Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
      base contract with no optional riders                                110.64       163.70       209.23       334.49
      optional BP                                                          113.20       171.28       221.67       358.26
      optional BBP                                                         114.74       175.81       229.07       372.23
      optional EDB                                                         112.69       169.77       219.19       353.55
      optional GMIB and EDB                                                118.99       189.31       242.97       417.31

Fidelity VIP High Income Portfolio (Service Class 2)
      base contract with no optional riders                                102.74       140.11       170.09       257.47
      optional BP                                                          105.31       147.81       182.94       283.13
      optional BBP                                                         106.84       152.41       190.59       298.22
      optional EDB                                                         104.79       146.27       180.38       278.05
      optional GMIB and EDB                                                111.09       165.90       204.42       343.06

Fidelity VIP Mid Cap Portfolio (Service Class 2)
      base contract with no optional riders                                102.33       138.88       168.03       253.31
      optional BP                                                          104.90       146.58       180.90       279.06
      optional BBP                                                         106.43       151.19       188.55       294.22
      optional EDB                                                         104.38       145.04       178.33       273.96
      optional GMIB and EDB                                                110.68       164.67       202.39       339.04

                                                                            NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                            PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
AXP(R) Variable Portfolio - Small Cap Advantage Fund
      base contract with no optional riders                            $    24.59   $    75.66   $   129.36   $   276.01
      optional BP                                                           27.15        83.33       142.11       301.21
      optional BPP                                                          28.69        87.92       149.69       316.03
      optional EDB                                                          26.64        81.80       139.57       296.22
      optional GMIB and EDB                                                 32.94       101.40       163.55       360.94

AIM V.I. Capital Appreciation Fund, Series I
      base contract with no optional riders                                 21.41        66.09       113.36       243.88
      optional BP                                                           23.97        73.81       126.28       269.87
      optional BBP                                                          25.51        78.43       133.96       285.15
      optional EDB                                                          23.46        72.27       123.71       264.72
      optional GMIB and EDB                                                 29.76        91.90       147.79       329.95

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
      base contract with no optional riders                                 21.41        66.09       113.36       243.88
      optional BP                                                           23.97        73.81       126.28       269.87
      optional BBP                                                          25.51        78.43       133.96       285.15
      optional EDB                                                          23.46        72.27       123.71       264.72
      optional GMIB and EDB                                                 29.76        91.90       147.79       329.95

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Share Class
      base contract with no optional riders                                 20.69        63.92       109.72       236.48
      optional BP                                                           23.26        71.65       122.67       262.65
      optional BBP                                                          24.79        76.27       130.38       278.05
      optional EDB                                                          22.74        70.11       120.09       257.47
      optional GMIB and EDB                                                 29.04        89.75       144.20       322.82

Fidelity VIP Dynamic Capital Appreciation Portfolio (Service Class 2)
      base contract with no optional riders                                 30.64        93.70       159.23       334.49
      optional BP                                                           33.20       101.28       171.67       358.26
      optional BBP                                                          34.74       105.81       179.07       372.23
      optional EDB                                                          32.69        99.77       169.19       353.55
      optional GMIB and EDB                                                 38.99       119.31       192.97       417.31

Fidelity VIP High Income Portfolio (Service Class 2
      base contract with no optional riders                                 22.74        70.11       120.09       257.47
      optional BP                                                           25.31        77.81       132.94       283.13
      optional BBP                                                          26.84        82.41       140.59       298.22
      optional EDB                                                          24.79        76.27       130.38       278.05
      optional GMIB and EDB                                                 31.09        95.90       154.42       343.06

Fidelity VIP Mid Cap Portfolio (Service Class 2)
      base contract with no optional riders                                 22.33        68.88       118.03       253.31
      optional BP                                                           24.90        76.58       130.90       279.06
      optional BBP                                                          26.43        81.19       138.55       294.22
      optional EDB                                                          24.38        75.04       128.33       273.96
      optional GMIB and EDB                                                 30.68        94.67       152.39       339.04

                                       16

                                                                                    A TOTAL WITHDRAWAL AT THE
                                                                                     END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
FTVIPT Franklin Income Securities Fund - Class 2
      base contract with no optional riders                            $   100.69   $   133.92   $   159.72   $   236.48
      optional BP                                                          103.26       141.65       172.67       262.65
      optional BBP                                                         104.79       146.27       180.38       278.05
      optional EDB                                                         102.74       140.11       170.09       257.47
      optional GMIB and EDB                                                109.04       159.75       194.20       322.82

FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders                                101.31       135.78       162.84       242.82
      optional BP                                                          103.87       143.50       175.76       268.84
      optional BBP                                                         105.41       148.12       183.45       284.14
      optional EDB                                                         103.36       141.96       173.19       263.69
      optional GMIB and EDB                                                109.66       161.60       197.28       328.93

FTVIPT Franklin Small Cap Fund - Class 2
      base contract with no optional riders                                103.05       141.04       171.64       260.58
      optional BP                                                          105.61       148.73       184.47       286.16
      optional BBP                                                         107.15       153.33       192.11       301.21
      optional EDB                                                         105.10       147.20       181.92       281.10
      optional GMIB and EDB                                                111.40       166.81       205.95       346.06

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
(previously FTVIPT Value Securities Fund - Class 2)
      base contract with no optional riders                                103.15       141.35       172.16       261.62
      optional BP                                                          105.72       149.04       184.98       287.17
      optional BPP                                                         107.25       153.64       192.62       302.20
      optional EDB                                                         105.20       147.50       182.43       282.11
      optional GMIB and EDB                                                111.50       167.12       206.46       347.06

FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders                                103.36       141.96       173.19       263.69
      optional BP                                                          105.92       149.65       186.00       289.19
      optional BBP                                                         107.46       154.25       193.63       304.19
      optional EDB                                                         105.41       148.12       183.45       284.14
      optional GMIB and EDB                                                111.71       167.73       207.47       349.05

Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders                                101.00       134.85       161.28       239.66
      optional BP                                                          103.56       142.58       174.22       265.75
      optional BBP                                                         105.10       147.20       181.92       281.10
      optional EDB                                                         103.05       141.04       171.64       260.58
      optional GMIB and EDB                                                109.35       160.67       195.74       325.88

Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders                                102.23       138.57       167.51       252.26
      optional BP                                                          104.79       146.27       180.38       278.05
      optional BBP                                                         106.33       150.88       188.04       293.21
      optional EDB                                                         104.28       144.74       177.82       272.94
      optional GMIB and EDB                                                110.58       164.36       201.88       338.04

                                                                           NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                          PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
FTVIPT Franklin Income Securities Fund - Class 2
      base contract with no optional riders                            $    20.69   $    63.92   $   109.72   $   236.48
      optional BP                                                           23.26        71.65       122.67       262.65
      optional BBP                                                          24.79        76.27       130.38       278.05
      optional EDB                                                          22.74        70.11       120.09       257.47
      optional GMIB and EDB                                                 29.04        89.75       144.20       322.82

FTVIPT Franklin Real Estate Fund - Class 2
      base contract with no optional riders                                 21.31        65.78       112.84       242.82
      optional BP                                                           23.87        73.50       125.76       268.84
      optional BBP                                                          25.41        78.12       133.45       284.14
      optional EDB                                                          23.36        71.96       123.19       263.69
      optional GMIB and EDB                                                 29.66        91.60       147.28       328.93

FTVIPT Franklin Small Cap Fund - Class 2
      base contract with no optional riders                                 23.05        71.04       121.64       260.58
      optional BP                                                           25.61        78.73       134.47       286.16
      optional BBP                                                          27.15        83.33       142.11       301.21
      optional EDB                                                          25.10        77.20       131.92       281.10
      optional GMIB and EDB                                                 31.40        96.81       155.95       346.06

FTVIPT Franklin Small Cap Value Securities Fund - Class 2
(previously FTVIPT Value Securities Fund - Class 2)
      base contract with no optional riders                                 23.15        71.35       122.16       261.62
      optional BP                                                           25.72        79.04       134.98       287.17
      optional BPP                                                          27.25        83.64       142.62       302.20
      optional EDB                                                          25.20        77.50       132.43       282.11
      optional GMIB and EDB                                                 31.50        97.12       156.46       347.06

FTVIPT Mutual Shares Securities Fund - Class 2
      base contract with no optional riders                                 23.36        71.96       123.19       263.69
      optional BP                                                           25.92        79.65       136.00       289.19
      optional BBP                                                          27.46        84.25       143.63       304.19
      optional EDB                                                          25.41        78.12       133.45       284.14
      optional GMIB and EDB                                                 31.71        97.73       157.47       349.05

Goldman Sachs VIT CORE(SM) U.S. Equity Fund
      base contract with no optional riders                                 21.00        64.85       111.28       239.66
      optional BP                                                           23.56        72.58       124.22       265.75
      optional BBP                                                          25.10        77.20       131.92       281.10
      optional EDB                                                          23.05        71.04       121.64       260.58
      optional GMIB and EDB                                                 29.35        90.67       145.74       325.88

Goldman Sachs VIT Mid Cap Value Fund
      base contract with no optional riders                                 22.23        68.57       117.51       252.26
      optional BP                                                           24.79        76.27       130.38       278.05
      optional BBP                                                          26.33        80.88       138.04       293.21
      optional EDB                                                          24.28        74.74       127.82       272.94
      optional GMIB and EDB                                                 30.58        94.36       151.88       338.04

                                       17

                                                                                   A TOTAL WITHDRAWAL AT THE
                                                                                    END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS     10 YEARS
MFS(R) Investors Trust Series - Initial Class
      base contract with no optional riders                            $   101.92   $   137.64   $   165.95   $   249.13
      optional BP                                                          104.49       145.35       178.85       274.99
      optional BBP                                                         106.02       149.96       186.51       290.20
      optional EDB                                                         103.97       143.81       176.28       269.87
      optional GMIB and EDB                                                110.27       163.44       200.34       335.01

MFS(R) Utilities Series - Initial Class
      base contract with no optional riders                                102.23       138.57       167.51       252.26
      optional BP                                                          104.79       146.27       180.38       278.05
      optional BBP                                                         106.33       150.88       188.04       293.21
      optional EDB                                                         104.28       144.74       177.82       272.94
      optional GMIB and EDB                                                110.58       164.36       201.88       338.04

Oppenheimer Global Securities Fund/VA, Service Shares
      base contract with no optional riders                                102.44       139.18       168.54       254.35
      optional BP                                                          105.00       146.89       181.41       280.08
      optional BPP                                                         106.54       151.49       189.06       295.22
      optional EDB                                                         104.49       145.35       178.85       274.99
      optional GMIB and EDB                                                110.79       164.98       202.89       340.05

Oppenheimer Strategic Bond Fund/VA, Service Shares
      base contract with no optional riders                                103.15       141.35       172.16       261.62
      optional BP                                                          105.72       149.04       184.98       287.17
      optional BPP                                                         107.25       153.64       192.62       302.20
      optional EDB                                                         105.20       147.50       182.43       282.11
      optional GMIB and EDB                                                111.50       167.12       206.46       347.06

Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders                                103.36       141.96       173.19       263.69
      optional BP                                                          105.92       149.65       186.00       289.19
      optional BPP                                                         107.46       154.25       193.63       304.19
      optional EDB                                                         105.41       148.12       183.45       284.14
      optional GMIB and EDB                                                111.71       167.73       207.47       349.05

Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders                                104.90       146.58       180.90       279.06
      optional BP                                                          107.46       154.25       193.63       304.19
      optional BBP                                                         109.00       158.83       201.21       318.97
      optional EDB                                                         106.95       152.72       191.09       299.22
      optional GMIB and EDB                                                113.25       172.32       215.06       363.88

Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders                                102.13       138.26       166.99       251.22
      optional BP                                                          104.69       145.97       179.87       277.03
      optional BBP                                                         106.23       150.57       187.53       292.21
      optional EDB                                                         104.18       144.43       177.31       271.92
      optional GMIB and EDB                                                110.48       164.05       201.37       337.03

                                                                            NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                           PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
MFS(R) Investors Trust Series - Initial Class
      base contract with no optional riders                            $    21.92   $    67.64   $   115.95   $   249.13
      optional BP                                                           24.49        75.35       128.85       274.99
      optional BBP                                                          26.02        79.96       136.51       290.20
      optional EDB                                                          23.97        73.81       126.28       269.87
      optional GMIB and EDB                                                 30.27        93.44       150.34       335.01

MFS(R) Utilities Series - Initial Class
      base contract with no optional riders                                 22.23        68.57       117.51       252.26
      optional BP                                                           24.79        76.27       130.38       278.05
      optional BBP                                                          26.33        80.88       138.04       293.21
      optional EDB                                                          24.28        74.74       127.82       272.94
      optional GMIB and EDB                                                 30.58        94.36       151.88       338.04

Oppenheimer Global Securities Fund/VA, Service Shares
      base contract with no optional riders                                 22.44        69.18       118.54       254.35
      optional BP                                                           25.00        76.89       131.41       280.08
      optional BPP                                                          26.54        81.49       139.06       295.22
      optional EDB                                                          24.49        75.35       128.85       274.99
      optional GMIB and EDB                                                 30.79        94.98       152.89       340.05

Oppenheimer Strategic Bond Fund/VA, Service Shares
      base contract with no optional riders                                 23.15        71.35       122.16       261.62
      optional BP                                                           25.72        79.04       134.98       287.17
      optional BPP                                                          27.25        83.64       142.62       302.20
      optional EDB                                                          25.20        77.50       132.43       282.11
      optional GMIB and EDB                                                 31.50        97.12       156.46       347.06

Putnam VT Health Sciences Fund - Class IB Shares
      base contract with no optional riders                                 23.36        71.96       123.19       263.69
      optional BP                                                           25.92        79.65       136.00       289.19
      optional BPP                                                          27.46        84.25       143.63       304.19
      optional EDB                                                          25.41        78.12       133.45       284.14
      optional GMIB and EDB                                                 31.71        97.73       157.47       349.05

Putnam VT International Growth Fund - Class IB Shares
      base contract with no optional riders                                 24.90        76.58       130.90       279.06
      optional BP                                                           27.46        84.25       143.63       304.19
      optional BBP                                                          29.00        88.83       151.21       318.97
      optional EDB                                                          26.95        82.72       141.09       299.22
      optional GMIB and EDB                                                 33.25       102.32       165.06       363.88

Putnam VT Vista Fund - Class IB Shares
      base contract with no optional riders                                 22.13        68.26       116.99       251.22
      optional BP                                                           24.69        75.97       129.87       277.03
      optional BBP                                                          26.23        80.57       137.53       292.21
      optional EDB                                                          24.18        74.43       127.31       271.92
      optional GMIB and EDB                                                 30.48        94.05       151.37       337.03

                                       18

                                                                                    A TOTAL WITHDRAWAL AT THE
                                                                                     END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders                            $   102.95   $   140.73   $   171.13   $   259.55
      optional BP                                                          105.51       148.43       183.96       285.15
      optional BBP                                                         107.05       153.03       191.60       300.21
      optional EDB                                                         105.00       146.89       181.41       280.08
      optional GMIB and EDB                                                111.30       166.51       205.44       345.06

Wells Fargo VT Corporate Bond Fund
      base contract with no optional riders                                101.92       137.64       165.95       249.13
      optional BP                                                          104.49       145.35       178.85       274.99
      optional BBP                                                         106.02       149.96       186.51       290.20
      optional EDB                                                         103.97       143.81       176.28       269.87
      optional GMIB and EDB                                                110.27       163.44       200.34       335.01

Wells Fargo VT Equity Income Fund
      base contract with no optional riders                                102.95       140.73       171.13       259.55
      optional BP                                                          105.51       148.43       183.96       285.15
      optional BBP                                                         107.05       153.03       191.60       300.21
      optional EDB                                                         105.00       146.89       181.41       280.08
      optional GMIB and EDB                                                111.30       166.51       205.44       345.06

Wells Fargo VT Equity Value Fund
      base contract with no optional riders                                102.95       140.73       171.13       259.55
      optional BP                                                          105.51       148.43       183.96       285.15
      optional BBP                                                         107.05       153.03       191.60       300.21
      optional EDB                                                         105.00       146.89       181.41       280.08
      optional GMIB and EDB                                                111.30       166.51       205.44       345.06

Wells Fargo VT Growth Fund
      base contract with no optional riders                                102.95       140.73       171.13       259.55
      optional BP                                                          105.51       148.43       183.96       285.15
      optional BBP                                                         107.05       153.03       191.60       300.21
      optional EDB                                                         105.00       146.89       181.41       280.08
      optional GMIB and EDB                                                111.30       166.51       205.44       345.06

Wells Fargo VT International Equity Fund
      base contract with no optional riders                                102.95       140.73       171.13       259.55
      optional BP                                                          105.51       148.43       183.96       285.15
      optional BBP                                                         107.05       153.03       191.60       300.21
      optional EDB                                                         105.00       146.89       181.41       280.08
      optional GMIB and EDB                                                111.30       166.51       205.44       345.06

Wells Fargo VT Large Company Growth Fund
      base contract with no optional riders                                102.95       140.73       171.13       259.55
      optional BP                                                          105.51       148.43       183.96       285.15
      optional BBP                                                         107.05       153.03       191.60       300.21
      optional EDB                                                         105.00       146.89       181.41       280.08
      optional GMIB and EDB                                                111.30       166.51       205.44       345.06

                                                                            NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                           PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
Wells Fargo VT Asset Allocation Fund
      base contract with no optional riders                            $    22.95   $    70.73   $   121.13   $   259.55
      optional BP                                                           25.51        78.43       133.96       285.15
      optional BBP                                                          27.05        83.03       141.60       300.21
      optional EDB                                                          25.00        76.89       131.41       280.08
      optional GMIB and EDB                                                 31.30        96.51       155.44       345.06

Wells Fargo VT Corporate Bond Fund
      base contract with no optional riders                                 21.92        67.64       115.95       249.13
      optional BP                                                           24.49        75.35       128.85       274.99
      optional BBP                                                          26.02        79.96       136.51       290.20
      optional EDB                                                          23.97        73.81       126.28       269.87
      optional GMIB and EDB                                                 30.27        93.44       150.34       335.01

Wells Fargo VT Equity Income Fund
      base contract with no optional riders                                 22.95        70.73       121.13       259.55
      optional BP                                                           25.51        78.43       133.96       285.15
      optional BBP                                                          27.05        83.03       141.60       300.21
      optional EDB                                                          25.00        76.89       131.41       280.08
      optional GMIB and EDB                                                 31.30        96.51       155.44       345.06

Wells Fargo VT Equity Value Fund
      base contract with no optional riders                                 22.95        70.73       121.13       259.55
      optional BP                                                           25.51        78.43       133.96       285.15
      optional BBP                                                          27.05        83.03       141.60       300.21
      optional EDB                                                          25.00        76.89       131.41       280.08
      optional GMIB and EDB                                                 31.30        96.51       155.44       345.06

Wells Fargo VT Growth Fund
      base contract with no optional riders                                 22.95        70.73       121.13       259.55
      optional BP                                                           25.51        78.43       133.96       285.15
      optional BBP                                                          27.05        83.03       141.60       300.21
      optional EDB                                                          25.00        76.89       131.41       280.08
      optional GMIB and EDB                                                 31.30        96.51       155.44       345.06

Wells Fargo VT International Equity Fund
      base contract with no optional riders                                 22.95        70.73       121.13       259.55
      optional BP                                                           25.51        78.43       133.96       285.15
      optional BBP                                                          27.05        83.03       141.60       300.21
      optional EDB                                                          25.00        76.89       131.41       280.08
      optional GMIB and EDB                                                 31.30        96.51       155.44       345.06

Wells Fargo VT Large Company Growth Fund
      base contract with no optional riders                                 22.95        70.73       121.13       259.55
      optional BP                                                           25.51        78.43       133.96       285.15
      optional BBP                                                          27.05        83.03       141.60       300.21
      optional EDB                                                          25.00        76.89       131.41       280.08
      optional GMIB and EDB                                                 31.30        96.51       155.44       345.06

                                       19

                                                                                     A TOTAL WITHDRAWAL AT THE
                                                                                      END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
Wells Fargo VT Money Market Fund
      base contract with no optional riders                            $   101.41   $   136.09   $   163.36   $   243.88
      optional BP                                                          103.97       143.81       176.28       269.87
      optional BBP                                                         105.51       148.43       183.96       285.15
      optional EDB                                                         103.46       142.27       173.71       264.72
      optional GMIB and EDB                                                109.76       161.90       197.79       329.95

Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders                                105.00       146.89       181.41       280.08
      optional BP                                                          107.56       154.56       194.14       305.18
      optional BBP                                                         109.10       159.14       201.71       319.95
      optional EDB                                                         107.05       153.03       191.60       300.21
      optional GMIB and EDB                                                113.35       172.62       215.57       364.86

                                                                            NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                                           PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS
Wells Fargo VT Money Market Fund
      base contract with no optional riders                            $    21.41   $    66.09   $   113.36   $   243.88
      optional BP                                                           23.97        73.81       126.28       269.87
      optional BBP                                                          25.51        78.43       133.96       285.15
      optional EDB                                                          23.46        72.27       123.71       264.72
      optional GMIB and EDB                                                 29.76        91.90       147.79       329.95

Wells Fargo VT Small Cap Growth Fund
      base contract with no optional riders                                 25.00        76.89       131.41       280.08
      optional BP                                                           27.56        84.56       144.14       305.18
      optional BBP                                                          29.10        89.14       151.71       319.95
      optional EDB                                                          27.05        83.03       141.60       300.21
      optional GMIB and EDB                                                 33.35       102.62       165.57       364.86



 * In these examples, the $30 contract administrative charge is approximated as a 0.039% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in these tables. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.
** Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.



YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and did not have any activity as of the date of the financial statements.



YEAR ENDED DEC. 31,                                    2001       2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA2(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - BLUE CHIP
ADVANTAGE FUND)

Accumulation unit value at beginning of period       $   0.91   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.75   $   0.91         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               365        130         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA4(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - BLUE CHIP
ADVANTAGE FUND)

Accumulation unit value at beginning of period       $   0.91   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.75   $   0.91         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               937        406         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA5(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - BLUE CHIP
ADVANTAGE FUND)

Accumulation unit value at beginning of period       $   0.91   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.75   $   0.91         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               118          5         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA7(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - BLUE CHIP
ADVANTAGE FUND)

Accumulation unit value at beginning of period       $   0.92   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.75   $   0.92         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               849        364         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ECR(2) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period       $   1.89   $   2.33   $   1.91   $   1.56   $   1.27   $   1.20   $   1.00

Accumulation unit value at end of period             $   1.53   $   1.89   $   2.33   $   1.91   $   1.56   $   1.27   $   1.20

Number of accumulation units outstanding at
end of period (000 omitted)                             6,019      6,358      5,864      5,163      3,813      2,350        818

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%      1.40%      1.40%      1.50%      1.50%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR2(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period       $   0.83   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.67   $   0.83         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               101         13         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR4(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period       $   0.83   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.67   $   0.83         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               218         99         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR7(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period       $   0.83   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.67   $   0.83         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                76         66         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI2(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO -
DIVERSIFIED EQUITY INCOME FUND)

Accumulation unit value at beginning of period       $   1.08   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.08   $   1.08         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                34          3         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI4(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO -
DIVERSIFIED EQUITY INCOME FUND)

Accumulation unit value at beginning of period       $   1.08   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.09   $   1.08         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               455         63         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    2001       2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI5(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO -
DIVERSIFIED EQUITY INCOME FUND)

Accumulation unit value at beginning of period       $   1.08   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.09   $   1.08         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               115          7         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI7(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO -
DIVERSIFIED EQUITY INCOME FUND)

Accumulation unit value at beginning of period       $   1.08   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.09   $   1.08         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               428         98         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EIA(3) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period       $   0.90   $   1.00   $   1.00         --         --         --         --

Accumulation unit value at end of period             $   0.93   $   0.90   $   1.00         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             5,449        556          8         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEXI2(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period       $   0.88   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.90   $   0.88         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               178         62         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEXI4(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period       $   0.88   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.91   $   0.88         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               466        217         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEXI7(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period       $   0.90   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.93   $   0.90         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               279        175         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI2(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period       $   1.05   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.10   $   1.05         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               592        331         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI4(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period       $   1.05   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.10   $   1.05         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,473        328         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI5(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period       $   1.06   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.11   $   1.06         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               117         39         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI7(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - FEDERAL INCOME FUND)

Accumulation unit value at beginning of period       $   1.07   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.12   $   1.07         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               805        125         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGD(4) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))

Accumulation unit value at beginning of period       $   1.54   $   1.72   $   1.32   $   1.05   $   1.00         --         --

Accumulation unit value at end of period             $   1.27   $   1.54   $   1.72   $   1.32   $   1.05         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             4,237      3,717      2,141      1,108         69         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%      1.40%      1.40%        --         --
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    2001       2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM2(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))

Accumulation unit value at beginning of period       $   0.86   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.70   $   0.86         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               701        483         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM4(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))

Accumulation unit value at beginning of period       $   0.86   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.71   $   0.86         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,815        868         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM7(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))

Accumulation unit value at beginning of period       $   0.86   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.71   $   0.86         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,471      1,038         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA2(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)

Accumulation unit value at beginning of period       $   0.90   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.82   $   0.90         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                43         39         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA4(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)

Accumulation unit value at beginning of period       $   0.90   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.83   $   0.90         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               552         81         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA5(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)

Accumulation unit value at beginning of period       $   0.90   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.83   $   0.90         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                89         16         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA7(1) (INVESTING IN SHARES OF
AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)

Accumulation unit value at beginning of period       $   0.90   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.83   $   0.90         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                41          9         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ECA(3) (INVESTING IN SHARES OF
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)

Accumulation unit value at beginning of period       $   1.26   $   1.43   $   1.00         --         --         --         --

Accumulation unit value at end of period             $   0.95   $   1.26   $   1.43         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             4,269      3,037         57         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAP2(1) (INVESTING IN SHARES OF
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)

Accumulation unit value at beginning of period       $   0.75   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.57   $   0.75         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               494        149         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAP4(1) (INVESTING IN SHARES OF
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)

Accumulation unit value at beginning of period       $   0.75   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.57   $   0.75         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             4,485      2,561         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAP7(1) (INVESTING IN SHARES OF
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)

Accumulation unit value at beginning of period       $   0.75   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.57   $   0.75         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             2,749      1,707         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    2001       2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVA(5) (INVESTING IN SHARES OF
AIM V.I.  PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)

Accumulation unit value at beginning of period       $   1.45   $   1.72   $   1.34   $   1.03   $   1.00         --         --

Accumulation unit value at end of period             $   1.25   $   1.45   $   1.72   $   1.34   $   1.03         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                            11,706     11,388      5,638      1,779         66         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%      1.40%      1.40%        --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAL2(1) (INVESTING IN SHARES OF
AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)

Accumulation unit value at beginning of period       $   0.81   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.69   $   0.81         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,872      1,483         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAL4(1) (INVESTING IN SHARES OF
AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)

Accumulation unit value at beginning of period       $   0.81   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.70   $   0.81         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             9,987      5,200         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAL7(1) (INVESTING IN SHARES OF
AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)

Accumulation unit value at beginning of period       $   0.81   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.70   $   0.81         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             7,863      5,982         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESR(3) (INVESTING IN SHARES OF
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -
INITIAL SHARE CLASS)

Accumulation unit value at beginning of period       $   1.08   $   1.23   $   1.00         --         --         --         --

Accumulation unit value at end of period             $   0.82   $   1.08   $   1.23         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               434        423        123         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG2(1) (INVESTING IN SHARES OF
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -
INITIAL SHARE CLASS)

Accumulation unit value at beginning of period       $   0.90   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.68   $   0.90         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               191         71         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG4(1) (INVESTING IN SHARES OF
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-
INITIAL SHARE CLASS)

Accumulation unit value at beginning of period       $   0.90   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.69   $   0.90         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,356      1,009         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG7(1) (INVESTING IN SHARES OF
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -
INITIAL SHARE CLASS)

Accumulation unit value at beginning of period       $   0.90   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.69   $   0.90         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,145        834         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDYC2(6) (INVESTING IN SHARES OF
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO
(SERVICE CLASS 2))

Accumulation unit value at beginning of period       $   1.00         --         --         --         --         --         --

Accumulation unit value at end of period             $   0.95         --         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                 3         --         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%        --         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDYC4(6) (INVESTING IN SHARES OF
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO
(SERVICE CLASS 2))

Accumulation unit value at beginning of period       $   1.00         --         --         --         --         --         --

Accumulation unit value at end of period             $   0.95         --         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                66         --         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%        --         --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    2001       2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDYC5(6) (INVESTING IN SHARES OF
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO
(SERVICE CLASS 2))

Accumulation unit value at beginning of period       $   1.00         --       --         --         --         --         --

Accumulation unit value at end of period             $   0.95         --       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                 1         --       --         --         --         --         --

Ratio of operating expense to average net assets         1.40%        --       --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WDYC7(6) (INVESTING IN SHARES OF
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION PORTFOLIO
(SERVICE CLASS 2))

Accumulation unit value at beginning of period       $   1.00         --       --         --         --         --         --

Accumulation unit value at end of period             $   0.95         --       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                60         --       --         --         --         --         --

Ratio of operating expense to average net assets         1.20%        --       --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WHIP2(6) (INVESTING IN SHARES OF
FIDELITY VIP HIGH INCOME PORTFOLIO
(SERVICE CLASS 2))

Accumulation unit value at beginning of period       $   1.00         --       --         --         --         --         --

Accumulation unit value at end of period             $   0.91         --       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                13         --       --         --         --         --         --

Ratio of operating expense to average net assets         1.65%        --       --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WHIP4(6) (INVESTING IN SHARES OF
FIDELITY VIP HIGH INCOME PORTFOLIO
(SERVICE CLASS 2))

Accumulation unit value at beginning of period       $   1.00         --       --         --         --         --         --

Accumulation unit value at end of period             $   0.91         --       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                58         --       --         --         --         --         --

Ratio of operating expense to average net assets         1.45%        --       --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WHIP5(6) (INVESTING IN SHARES OF
FIDELITY VIP HIGH INCOME PORTFOLIO
(SERVICE CLASS 2))

Accumulation unit value at beginning of period       $   1.00         --       --         --         --         --         --

Accumulation unit value at end of period             $   0.91         --       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                 3         --       --         --         --         --         --

Ratio of operating expense to average net assets         1.40%        --       --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WHIP7(6) (INVESTING IN SHARES OF
FIDELITY VIP HIGH INCOME PORTFOLIO
(SERVICE CLASS 2))

Accumulation unit value at beginning of period       $   1.00         --       --         --         --         --         --

Accumulation unit value at end of period             $   0.91         --       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                71         --       --         --         --         --         --

Ratio of operating expense to average net assets         1.20%        --       --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC2(6) (INVESTING IN SHARES OF
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2))

Accumulation unit value at beginning of period       $   1.00         --       --         --         --         --         --

Accumulation unit value at end of period             $   1.06         --       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                 8         --       --         --         --         --         --

Ratio of operating expense to average net assets         1.65%        --       --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC4(6) (INVESTING IN SHARES OF
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2))

Accumulation unit value at beginning of period       $   1.00         --       --         --         --         --         --

Accumulation unit value at end of period             $   1.06         --       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               367         --       --         --         --         --         --

Ratio of operating expense to average net assets         1.45%        --       --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC5(6) (INVESTING IN SHARES OF
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2))

Accumulation unit value at beginning of period       $   1.00         --       --         --         --         --         --

Accumulation unit value at end of period             $   1.06         --       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                94         --       --         --         --         --         --

Ratio of operating expense to average net assets         1.40%        --       --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC7(6) (INVESTING IN SHARES OF
FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS 2))

Accumulation unit value at beginning of period       $   1.00         --       --         --         --         --         --

Accumulation unit value at end of period             $   1.06         --       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               667         --       --         --         --         --         --

Ratio of operating expense to average net assets         1.20%        --       --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WISE2(1) (INVESTING IN SHARES OF
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period       $   0.99   $   1.00       --         --         --         --         --

Accumulation unit value at end of period             $   0.98   $   0.99       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               285        177       --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%      --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    2001       2000       1999       1998       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WISE4(1) (INVESTING IN SHARES OF
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period       $   0.99   $   1.00       --         --         --         --         --

Accumulation unit value at end of period             $   0.99   $   0.99       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             2,006        287       --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%      --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WISE5(1) (INVESTING IN SHARES OF
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period       $   0.99   $   1.00       --         --         --         --         --

Accumulation unit value at end of period             $   0.99   $   0.99       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               101         34       --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WISE7(1) (INVESTING IN SHARES OF
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period       $   1.16   $   1.00       --         --         --         --         --

Accumulation unit value at end of period             $   1.16   $   1.16       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               969        102       --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%      --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ERE(7) (INVESTING IN SHARES OF
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)

Accumulation unit value at beginning of period       $   1.25   $   0.97   $  .00         --         --         --         --

Accumulation unit value at end of period             $   1.33   $   1.25   $  .97         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               325        197        1         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%     .40%        --         --         --         --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES2(1) (INVESTING IN SHARES OF
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)

Accumulation unit value at beginning of period       $   1.18   $   1.00       --         --         --         --         --

Accumulation unit value at end of period             $   1.25   $   1.18       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                11          2       --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%      --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES4(1) (INVESTING IN SHARES OF
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)

Accumulation unit value at beginning of period       $   1.18   $   1.00       --         --         --         --         --

Accumulation unit value at end of period             $   1.26   $   1.18       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               373         72       --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%      --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES7(1) (INVESTING IN SHARES OF
FTVIPT FRANKLIN REAL ESTATE FUND - CLASS 2)

Accumulation unit value at beginning of period       $   1.34   $   1.00       --         --         --         --         --

Accumulation unit value at end of period             $   1.42   $   1.34       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               119         24       --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%      --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC2(1) (INVESTING IN SHARES OF
FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)

Accumulation unit value at beginning of period       $   0.60   $   1.00       --         --         --         --         --

Accumulation unit value at end of period             $   0.50   $   0.60       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               348        258       --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%      --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC4(1) (INVESTING IN SHARES OF
FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)

Accumulation unit value at beginning of period       $   0.65   $   1.00       --         --         --         --         --

Accumulation unit value at end of period             $   0.55   $   0.65       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             3,330      1,583       --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%      --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC5(1) (INVESTING IN SHARES OF
FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)

Accumulation unit value at beginning of period       $   0.61   $   1.00       --         --         --         --         --

Accumulation unit value at end of period             $   0.51   $   0.61       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               723        260       --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC7(1) (INVESTING IN SHARES OF
FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)

Accumulation unit value at beginning of period       $   0.66   $   1.00       --         --         --         --         --

Accumulation unit value at end of period             $   0.55   $   0.66       --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             2,416      1,378       --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%      --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------------

                                       26

YEAR ENDED DEC. 31,                                      2001       2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMU(7) (INVESTING IN SHARES OF
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period       $   1.17   $   1.05   $   1.00         --         --         --         --

Accumulation unit value at end of period             $   1.23   $   1.17   $   1.05         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               546        170         31         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS2(1) (INVESTING IN SHARES OF
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period       $   1.11   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.17   $   1.11         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                41          3         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS4(1) (INVESTING IN SHARES OF
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period       $   1.11   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.17   $   1.11         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               691        102         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS7(1) (INVESTING IN SHARES OF
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)

Accumulation unit value at beginning of period       $   1.18   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.25   $   1.18         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               521        245         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT JUS(7) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)

Accumulation unit value at beginning of period       $   1.00   $   1.12   $   1.00         --         --         --         --

Accumulation unit value at end of period             $   0.87   $   1.00   $   1.12         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,183      1,247        480         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE2(1) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)

Accumulation unit value at beginning of period       $   0.91   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.79   $   0.91         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               212        144         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE4(1) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)

Accumulation unit value at beginning of period       $   0.92   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.79   $   0.92         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,465        633         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE7(1) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT CORE(SM) U.S. EQUITY FUND)

Accumulation unit value at beginning of period       $   0.92   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.80   $   0.92         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,352        730         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT JGL(7),(8) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT GLOBAL INCOME FUND)

Accumulation unit value at beginning of period       $   1.04   $   0.97   $   1.00         --         --         --         --

Accumulation unit value at end of period             $   1.08   $   1.04   $   0.97         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               862        398         34         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI2(1),(8) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT GLOBAL INCOME FUND)

Accumulation unit value at beginning of period       $   1.06   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.10   $   1.06         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               176        184         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI4(1),(8) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT GLOBAL INCOME FUND)

Accumulation unit value at beginning of period       $   1.07   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.10   $   1.07         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               195        135         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                      2001       2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI7(1),(8) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT GLOBAL INCOME FUND)

Accumulation unit value at beginning of period       $   1.07   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.11   $   1.07         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               272         93         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WITO2(8),(9) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND(SM))

Accumulation unit value at beginning of period       $   0.67   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.44   $   0.67         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                54         45         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WITO4(8),(9) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND(SM))

Accumulation unit value at beginning of period       $   0.67   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.44   $   0.67         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,129        584         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WITO5(8),(9) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND(SM))

Accumulation unit value at beginning of period       $   0.67   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.44   $   0.67         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               322         71         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WITO7(8),(9) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND(SM))

Accumulation unit value at beginning of period       $   0.67   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.44   $   0.67         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               475        310         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT JMC(10) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT MID CAP VALUE FUND)

Accumulation unit value at beginning of period       $   1.26   $   0.98   $   1.00         --         --         --         --

Accumulation unit value at end of period             $   1.40   $   1.26   $   0.98         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               280         64         79         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMCV2(1) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT MID CAP VALUE FUND)

Accumulation unit value at beginning of period       $   1.41   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.56   $   1.41         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               110         37         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMCV4(1) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT MID CAP VALUE FUND)

Accumulation unit value at beginning of period       $   1.41   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.56   $   1.41         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               982        307         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMCV7(1) (INVESTING IN SHARES OF
GOLDMAN SACHS VIT MID CAP VALUE FUND)

Accumulation unit value at beginning of period       $   1.42   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.57   $   1.42         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,041        593         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS2(1) (INVESTING IN SHARES OF
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)

Accumulation unit value at beginning of period       $   1.02   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.84   $   1.02         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                87         57         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS4(1) (INVESTING IN SHARES OF
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)

Accumulation unit value at beginning of period       $   1.02   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.84   $   1.02         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,420        385         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    2001       2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS5(1) (INVESTING IN SHARES OF
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)

Accumulation unit value at beginning of period       $   1.02   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.84   $   1.02         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               219         67         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS7(1) (INVESTING IN SHARES OF
MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)

Accumulation unit value at beginning of period       $   1.03   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.86   $   1.03         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,400        488         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EUT(7) (INVESTING IN SHARES OF
MFS(R) UTILITIES SERIES - INITIAL CLASS)

Accumulation unit value at beginning of period       $   1.27   $   1.20   $   1.00         --         --         --         --

Accumulation unit value at end of period             $   0.95   $   1.27   $   1.20         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             2,550      1,939         30         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUTS2(1) (INVESTING IN SHARES OF
MFS(R) UTILITIES SERIES - INITIAL CLASS)

Accumulation unit value at beginning of period       $   0.85   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.63   $   0.85         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               567        366         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUTS4(1) (INVESTING IN SHARES OF
MFS(R) UTILITIES SERIES - INITIAL CLASS)

Accumulation unit value at beginning of period       $   0.93   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.69   $   0.93         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             4,300      2,083         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WUTS7(1) (INVESTING IN SHARES OF
MFS(R) UTILITIES SERIES - INITIAL CLASS)

Accumulation unit value at beginning of period       $   0.93   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.70   $   0.93         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             2,308      1,220         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPL(7) (INVESTING IN SHARES OF
PUTNAM VT INTERNATIONAL GROWTH FUND -
CLASS IB SHARES)

Accumulation unit value at beginning of period       $   1.19   $   1.33   $   1.00         --         --         --         --

Accumulation unit value at end of period             $   0.93   $   1.19   $   1.33         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,775      2,191        347         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR2(1) (INVESTING IN SHARES OF
PUTNAM VT INTERNATIONAL GROWTH FUND -
CLASS IB SHARES)

Accumulation unit value at beginning of period       $   0.75   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.59   $   0.75         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               730        499         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR4(1) (INVESTING IN SHARES OF
PUTNAM VT INTERNATIONAL GROWTH FUND -
CLASS IB SHARES)

Accumulation unit value at beginning of period       $   0.75   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.59   $   0.75         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             6,094      3,827         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR7(1) (INVESTING IN SHARES OF
PUTNAM VT INTERNATIONAL GROWTH FUND -
CLASS IB SHARES)

Accumulation unit value at beginning of period       $   0.83   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.65   $   0.83         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             3,906      2,927         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EPT(3) (INVESTING IN SHARES OF
PUTNAM VT VISTA FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period       $   1.40   $   1.48   $   1.00         --         --         --         --

Accumulation unit value at end of period             $   0.92   $   1.40   $   1.48         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               782        403          1         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%      1.40%        --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    2001       2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVIS2(1) (INVESTING IN SHARES OF
PUTNAM VT VISTA FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period       $   0.73   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.48   $   0.73         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               668        384         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVIS4(1) (INVESTING IN SHARES OF
PUTNAM VT VISTA FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period       $   0.74   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.48   $   0.74         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             6,122      3,255         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WVIS7(1) (INVESTING IN SHARES OF
PUTNAM VT VISTA FUND - CLASS IB SHARES)

Accumulation unit value at beginning of period       $   0.75   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.49   $   0.75         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             4,717      3,180         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAL2(1) (INVESTING IN SHARES OF
WELLS FARGO VT ASSET ALLOCATION FUND)

Accumulation unit value at beginning of period       $   0.98   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.90   $   0.98         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,685      1,029         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAL4(1) (INVESTING IN SHARES OF
WELLS FARGO VT ASSET ALLOCATION FUND)

Accumulation unit value at beginning of period       $   0.99   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.90   $   0.99         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                            10,263      5,333         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAL5(1) (INVESTING IN SHARES OF
WELLS FARGO VT ASSET ALLOCATION FUND)

Accumulation unit value at beginning of period       $   0.99   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.90   $   0.99         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               580        201         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAL7(1) (INVESTING IN SHARES OF
WELLS FARGO VT ASSET ALLOCATION FUND)

Accumulation unit value at beginning of period       $   0.99   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.91   $   0.99         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             5,343      2,012         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD2(1) (INVESTING IN SHARES OF
WELLS FARGO VT CORPORATE BOND FUND)

Accumulation unit value at beginning of period       $   1.06   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.12   $   1.06         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               997        793         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD4(1) (INVESTING IN SHARES OF
WELLS FARGO VT CORPORATE BOND FUND)

Accumulation unit value at beginning of period       $   1.06   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.12   $   1.06         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,386        644         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD5(1) (INVESTING IN SHARES OF
WELLS FARGO VT CORPORATE BOND FUND)

Accumulation unit value at beginning of period       $   1.06   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.12   $   1.06         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               155         54         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD7(1) (INVESTING IN SHARES OF
WELLS FARGO VT CORPORATE BOND FUND)

Accumulation unit value at beginning of period       $   1.08   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.14   $   1.08         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               934        408         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    2001       2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI2(1) (INVESTING IN SHARES OF
WELLS FARGO VT EQUITY INCOME FUND)

Accumulation unit value at beginning of period       $   1.12   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.05   $   1.12         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               466        123         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI4(1) (INVESTING IN SHARES OF
WELLS FARGO VT EQUITY INCOME FUND)

Accumulation unit value at beginning of period       $   1.13   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.05   $   1.13         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             2,076        834         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI5(1) (INVESTING IN SHARES OF
WELLS FARGO VT EQUITY INCOME FUND)

Accumulation unit value at beginning of period       $   1.13   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.05   $   1.13         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               553        180         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI7(1) (INVESTING IN SHARES OF
WELLS FARGO VT EQUITY INCOME FUND)

Accumulation unit value at beginning of period       $   1.13   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.06   $   1.13         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             2,040      1,204         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV2(1) (INVESTING IN SHARES OF
WELLS FARGO VT EQUITY VALUE FUND)

Accumulation unit value at beginning of period       $   1.09   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.00   $   1.09         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               378        302         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV4(1) (INVESTING IN SHARES OF
WELLS FARGO VT EQUITY VALUE FUND)

Accumulation unit value at beginning of period       $   1.09   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.00   $   1.09         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               530        191         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV5(1) (INVESTING IN SHARES OF
WELLS FARGO VT EQUITY VALUE FUND)

Accumulation unit value at beginning of period       $   1.09   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.01   $   1.09         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               119         14         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV7(1) (INVESTING IN SHARES OF
WELLS FARGO VT EQUITY VALUE FUND)

Accumulation unit value at beginning of period       $   1.09   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.01   $   1.09         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               457        213         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO2(1) (INVESTING IN SHARES OF
WELLS FARGO VT GROWTH FUND)

Accumulation unit value at beginning of period       $   0.87   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.69   $   0.87         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               172        117         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO4(1) (INVESTING IN SHARES OF
WELLS FARGO VT GROWTH FUND)

Accumulation unit value at beginning of period       $   0.87   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.69   $   0.87         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               603        402         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO5(1) (INVESTING IN SHARES OF
WELLS FARGO VT GROWTH FUND)

Accumulation unit value at beginning of period       $   0.87   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.69   $   0.87         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               190        151         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    2001       2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO7(1) (INVESTING IN SHARES OF
WELLS FARGO VT GROWTH FUND)

Accumulation unit value at beginning of period       $   0.87   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.70   $   0.87         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               321        266         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ2(11) (INVESTING IN SHARES OF
WELLS FARGO VT INTERNATIONAL EQUITY FUND)

Accumulation unit value at beginning of period       $   0.89   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.73   $   0.89         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                 2         --         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ4(11) (INVESTING IN SHARES OF
WELLS FARGO VT INTERNATIONAL EQUITY FUND)

Accumulation unit value at beginning of period       $   0.89   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.74   $   0.89         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               290        104         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ5(11) (INVESTING IN SHARES OF
WELLS FARGO VT INTERNATIONAL EQUITY FUND)

Accumulation unit value at beginning of period       $   0.89   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.73   $   0.89         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                                60         --         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ7(11) (INVESTING IN SHARES OF
WELLS FARGO VT INTERNATIONAL EQUITY FUND)

Accumulation unit value at beginning of period       $   0.89   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.74   $   0.89         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               218        111         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG2(1) (INVESTING IN SHARES OF
WELLS FARGO VT LARGE COMPANY GROWTH FUND)

Accumulation unit value at beginning of period       $   0.95   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.74   $   0.95         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             2,335      1,454         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG4(1) (INVESTING IN SHARES OF
WELLS FARGO VT LARGE COMPANY GROWTH FUND)

Accumulation unit value at beginning of period       $   0.95   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.74   $   0.95         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                            12,882      6,802         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG5(1) (INVESTING IN SHARES OF
WELLS FARGO VT LARGE COMPANY GROWTH FUND)

Accumulation unit value at beginning of period       $   0.95   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.74   $   0.95         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             2,046        887         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG7(1) (INVESTING IN SHARES OF
WELLS FARGO VT LARGE COMPANY GROWTH FUND)

Accumulation unit value at beginning of period       $   0.95   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.74   $   0.95         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                            11,429      7,702         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMMK2(1) (INVESTING IN SHARES OF
WELLS FARGO VT MONEY MARKET FUND)

Accumulation unit value at beginning of period       $   1.02   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.04   $   1.02         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,236        668         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --

Simple yield(12)                                         0.06%      3.35%        --         --         --         --         --

Compound yield(12)                                       0.06%      3.41%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                    2001       2000       1999       1998       1997       1996       1995
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMMK4(1) (INVESTING IN SHARES OF
WELLS FARGO VT MONEY MARKET FUND)

Accumulation unit value at beginning of period       $   1.03   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.05   $   1.03         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             7,943      3,801         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --

Simple yield(12)                                         0.26%      3.54%        --         --         --         --         --

Compound yield(12)                                       0.26%      3.61%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMMK5(1) (INVESTING IN SHARES OF
WELLS FARGO VT MONEY MARKET FUND)

Accumulation unit value at beginning of period       $   1.03   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.05   $   1.03         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               712        309         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --

Simple yield(12)                                         0.32%      3.60%        --         --         --         --         --

Compound yield(12)                                       0.32%      3.66%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WMMK7(1) (INVESTING IN SHARES OF
WELLS FARGO VT MONEY MARKET FUND)

Accumulation unit value at beginning of period       $   1.04   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   1.06   $   1.04         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             2,106        317         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --

Simple yield(12)                                         0.52%      3.80%        --         --         --         --         --

Compound yield(12)                                       0.52%      3.87%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG2(1) (INVESTING IN SHARES OF
WELLS FARGO VT SMALL CAP GROWTH FUND)

Accumulation unit value at beginning of period       $   0.56   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.41   $   0.56         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                               712        393         --         --         --         --         --

Ratio of operating expense to average net assets         1.65%      1.65%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG4(1) (INVESTING IN SHARES OF
WELLS FARGO VT SMALL CAP GROWTH FUND)

Accumulation unit value at beginning of period       $   0.56   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.41   $   0.56         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             3,996      1,923         --         --         --         --         --

Ratio of operating expense to average net assets         1.45%      1.45%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG5(1) (INVESTING IN SHARES OF
WELLS FARGO VT SMALL CAP GROWTH FUND)

Accumulation unit value at beginning of period       $   0.56   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.42   $   0.56         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             1,146        278         --         --         --         --         --

Ratio of operating expense to average net assets         1.40%      1.40%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG7(1) (INVESTING IN SHARES OF
WELLS FARGO VT SMALL CAP GROWTH FUND)

Accumulation unit value at beginning of period       $   0.56   $   1.00         --         --         --         --         --

Accumulation unit value at end of period             $   0.42   $   0.56         --         --         --         --         --

Number of accumulation units outstanding at
end of period (000 omitted)                             3,231      2,319         --         --         --         --         --

Ratio of operating expense to average net assets         1.20%      1.20%        --         --         --         --         --
-------------------------------------------------------------------------------------------------------------------------------



 (1)  Operations commenced on March 3, 2000.

 (2)  Operations commenced on Feb. 21, 1995.
 (3)  Operations commenced on Aug. 26, 1999.
 (4)  Operations commenced on Oct. 29, 1997.
 (5)  Operations commenced on Oct. 30, 1997.
 (6)  Operations commenced on May 1, 2001.

 (7)  Operations commenced on Sept. 22, 1999.
 (8) Effective May 1, 2002 Goldman Sachs VIT Global Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund(SM) will no longer be offered.
 (9)  Operations commenced on May 1, 2000.
 (10) Operations commenced on Oct. 4, 1999.
 (11) Operations commenced on July 3, 2000.
 (12) Net of annual contract administrative charge and mortality and expense risk fee.

FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and have not had any activity as of the date of the financial statements. You can find our audited financial statements later in this prospectus.


PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,
-    variable account administrative charge,

-    EDB fee,
-    GMIB fee,

-    applicable mortality and expense risk fee, and
- withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the Benefit Protector fee or the Benefit Protector Plus fee.


We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER OR MANAGER
----------------------------------------------------------------------------------------------------------------------
WBCA2            AXP(R) Variable Portfolio -    Objective: long-term total return        IDS Life Insurance Company
WBCA4            Blue Chip Advantage Fund       exceeding that of the U.S. stock         (IDS Life), investment
WBCA5                                           market. Invests primarily in blue chip   manager; American Express
WBCA7                                           stocks. Blue chip stocks are issued by   Financial Corporation (AEFC),
                                                companies with a market                  investment adviser.
                                                capitalization investment
                                                adviser. of at least $1 billion,
                                                an established management, a
                                                history of consistent earnings
                                                and a leading position within
                                                their respective industries.

ECR              AXP(R) Variable Portfolio -    Objective: capital appreciation.         IDS Life, investment manager;
WCAR2            Capital Resource Fund          Invests primarily in U.S. common         AEFC, investment adviser.
WCAR4                                           stocks and other securities
WCAR7                                           convertible into common stocks.

WDEI2            AXP(R) Variable Portfolio -    Objective: a high level of current       IDS Life, investment manager;
WDEI4            Diversified Equity  Income     income and, as a secondary goal,         AEFC, investment adviser.
WDEI5            Fund                           steady growth of capital. Invests
WDEI7                                           primarily in dividend-paying common
                                                and preferred stocks.

EIA              AXP(R) Variable Portfolio -    Objective: high current income, with     IDS Life, investment manager;
WEXI2            Extra Income Fund              capital growth as a secondary            AEFC, investment adviser.
WEXI4                                           objective. Invests primarily in
WEXI7                                           high-yielding, high-risk corporate
                                                bonds (junk bonds) issued by U.S. and
                                                foreign companies and governments.

WFDI2            AXP(R) Variable Portfolio -    Objective: a high level of current       IDS Life, investment manager;
WFDI4            Federal Income Fund            income and safety of principal           AEFC, investment adviser.
WFDI5                                           consistent with an investment in U.S.
WFDI7                                           government and government agency
                                                securities. Invests primarily in debt
                                                obligations issued or guaranteed as to
                                                principal and interest by the U.S.
                                                government, its agencies or
                                                instrumentalities.

EGD              AXP(R) Variable Portfolio -    Objective: long-term growth of           IDS Life, investment manager;
WNDM2            NEW DIMENSIONS FUND(R)         capital. Invests primarily in common     AEFC, investment adviser.
WNDM4                                           stocks showing potential for
WNDM7                                           significant growth.

WSVA2            AXP(R) Variable Portfolio -    Objective: long-term capital             IDS Life, investment manager;
WSVA4            Partners Small Cap Value       appreciation. Non-diversified fund       AEFC, investment adviser;
WSVA5            Fund                           that invests primarily in equity         Royce & Associates, Inc. and
WSVA7                                           securities.                              EQSF Advisers, Inc.,
                                                                                         sub-advisers.

WSCA2            AXP(R) Variable Portfolio -    Objective: long-term capital growth.     IDS Life, investment manager;
WSCA4            Small Cap Advantage Fund       Invests primarily in equity stocks of    AEFC, investment adviser;
WSCA5                                           small companies that are often           Kenwood Capital Management
WSCA7                                           included in the Russell 2000 Index       LLC, sub-adviser.
                                                and/or have market capitalization
                                                under $2 billion.

                                       35

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER OR MANAGER
----------------------------------------------------------------------------------------------------------------------
ECA              AIM V.I. Capital               Objective: growth of capital. Invests    A I M Advisors, Inc.
WCAP2            Appreciation Fund, Series I    principally in common stocks of
WCAP4                                           companies likely to benefit from new
WCAP7                                           or innovative products, services or
                                                processes as well as those with
                                                above-average growth and excellent
                                                prospects for future growth.

EVA              AIM V.I. Premier Equity        Objective: long-term growth of capital   A I M Advisors, Inc.
WVAL2            Fund, Series I (previously     with income as a secondary objective.
WVAL4            AIM V.I. Value Fund,           Invests normally at least 80% of its
WVAL7            Series I)                      net assets, plus the amount of any
                                                borrowings for investment purposes, in
                                                equity securities including
                                                convertible securities. The fund also
                                                may invest in preferred stocks and
                                                debt instruments that have prospects
                                                for growth of capital.

ESR              The Dreyfus Socially           Objective: capital growth, with          The Dreyfus Corporation,
WSRG2            Responsible Growth Fund,       current income as a secondary            investment adviser; NCM
WSRG4            Inc.- Initial Share Class      objective. The fund normally invests     Capital Management Group,
WSRG7                                           at least 80% of its assets in the        Inc., sub-investment adviser.
                                                common stock of companies that
                                                Dreyfus believes meet traditional
                                                investment standards and conduct
                                                their business in a manner that
                                                contributes to the enhancement of the
                                                quality of life in America.

WDYC2            Fidelity VIP Dynamic Capital   Strategy: capital appreciation.          Fidelity Management & Research
WDYC4            Appreciation Portfolio         Invests primarily in growth or value     Company (FMR), investment
WDYC5            (Service Class 2)              common stocks of domestic and foreign    manager; FMR U.K., FMR Far
WDYC7                                           issuers.                                 East, Fidelity Investments
                                                                                         Japan Limited (FIJ) and FMR
                                                                                         Co. Inc. (FMRC),
                                                                                         sub-investment advisers.

WHIP2            Fidelity VIP High Income       Strategy: high level of current income   FMR, investment manager; FMR
WHIP4            Portfolio (Service Class 2)    while also considering growth of         U.K. and FMR Far East,
WHIP5                                           capital. Invests primarily in foreign    sub-investment advisers.
WHIP7                                           and domestic issued income-producing
                                                debt securities, preferred stocks and
                                                convertible securities, with an
                                                emphasis on lower-quality debt
                                                securities "junk bonds." May invest
                                                in companies in troubled or uncertain
                                                financial condition.

WMDC2            Fidelity VIP Mid Cap           Strategy: long-term growth of capital.   FMR, investment manager; FMR
WMDC4            Portfolio (Service Class 2)    Normally invests at least 80% of         U.K. and FMR Far East,
WMDC5                                           assets in securities of companies with   sub-investment advisers.
WMDC7                                           medium market capitalization common
                                                stocks.

WISE2            FTVIPT Franklin Income         Objective: maximize income while         Franklin Advisers, Inc.
WISE4            Securities Fund - Class 2      maintaining prospects for capital
WISE5                                           appreciation. Invests primarily in a
WISE7                                           diversified portfolio of debt and
                                                equity securities, including high
                                                yield, lower-rated "junk bonds."

ERE              FTVIPT Franklin Real Estate    Objective: capital appreciation with a   Franklin Advisers, Inc.
WRES2            Fund - Class 2                 secondary goal to earn current income.
WRES4                                           Invests at least 80% of its net assets
WRES7                                           in investments of companies operating
                                                in the real estate industry. The Fund
                                                invests primarily in equity real
                                                estate investment trusts (REITs).

                                       36

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER OR MANAGER
----------------------------------------------------------------------------------------------------------------------
WSMC2            FTVIPT Franklin Small Cap      Objective: long-term capital growth.     Franklin Advisers, Inc.
WSMC4            Fund - Class 2                 Invests at least 80% of its net assets
WSMC5                                           in investments of U.S. small
WSMC7                                           capitalization (small cap) companies
                                                with market cap values not exceeding
                                                (i) $1.5 billion, or (ii) the highest
                                                market cap value in the Russell(R)
                                                2000 Index, whichever is greater, at
                                                the time of purchase. The manager may
                                                continue to hold an investment for
                                                further growth opportunities even if
                                                the company is no longer small cap.

WVAS2            FTVIPT Franklin Small Cap      Objective: long-term total return.       Franklin Advisory Services, LLC
WVAS4            Value Securities Fund -        Invests at least 80% of its net assets
WVAS5            Class 2                        in investments of small capitalization
WVAS7                                           companies. For this Fund, small
                                                capitalization companies are those
                                                that have a market cap not exceeding
                                                $2.5 billion, at the time of purchase.
                                                Invests primarily in equity securities
                                                of companies the manager believes are
                                                selling substantially below the
                                                underlying value of their assets or
                                                their private market value.

EMU              FTVIPT Mutual Shares           Objective: capital appreciation with     Franklin Mutual Advisers, LLC
WMSS2            Securities Fund - Class 2      income as a secondary goal. Invests
WMSS4                                           primarily in equity securities of
WMSS7                                           companies that the manager believes
                                                are available at market prices less
                                                than their value based on certain
                                                recognized or objective criteria
                                                (intrinsic value).

JUS              Goldman Sachs VIT CORE(SM)     Objective: seeks long-term growth of     Goldman Sachs Asset Management
WUSE2            U.S. Equity Fund               capital and dividend income. Invests,
WUSE4                                           under normal circumstances, at least
WUSE7                                           90% of its total assets (not including
                                                securities lending collateral and any
                                                investment of that collateral)
                                                measured at time of purchase in a
                                                broadly diversified portfolio of
                                                large-cap and blue chip equity
                                                investments representing all major
                                                sectors of the U.S. economy.

JMC              Goldman Sachs VIT Mid Cap      Objective: seeks long-term capital       Goldman Sachs Asset Management
WMCV2            Value Fund                     appreciation. Invests, under normal
WMCV4                                           circumstances, at least 80% of its net
WMCV7                                           assets plus any borrowing for
                                                investment purposes (measured at time
                                                of purchase) in a diversified
                                                portfolio of equity investments in
                                                mid-capitalization issuers within the
                                                range of the market capitalization of
                                                companies constituting the Russell
                                                Midcap Value Index at the time of
                                                investment.

WGIS2            MFS(R) Investors Trust         Objective: long-term growth of capital   MFS Investment Management(R)
WGIS4            Series - Initial Class         with a secondary objective to seek
WGIS5                                           reasonable current income. Invests
WGIS7                                           primarily in common stocks and related
                                                securities, such as preferred stocks,
                                                convertible securities and depository
                                                receipts for those securities.

                                       37

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER OR MANAGER
----------------------------------------------------------------------------------------------------------------------
EUT              MFS(R) Utilities Series -      Objective: capital growth and current    MFS Investment Management(R)
WUTS2            Initial Class                  income. Invests primarily in equity
WUTS4                                           and debt securities of domestic and
WUTS7                                           foreign companies in the utilities
                                                industry.

WOGS2            Oppenheimer Global             Objective: long-term capital             OppenheimerFunds, Inc.
WOGS4            Securities Fund/VA,            appreciation. Invests mainly in common
WOGS5            Service Shares                 stocks of U.S. and foreign issuers
WOGS7                                           that are "growth-type" companies,
                                                cyclical industries and special
                                                situations that are considered to have
                                                appreciation possibilities.

WSTB2            Oppenheimer Strategic Bond     Objective: high level of current         OppenheimerFunds, Inc.
WSTB4            Fund/VA, Service Shares        income principally derived from
WSTB5                                           interest on debt securities. Invests
WSTB7                                           mainly in three market sectors: debt
                                                securities of foreign governments and
                                                companies, U.S. government securities,
                                                and lower-rated high yield securities
                                                of U.S. and foreign companies.

WHSC2            Putnam VT Health Sciences      Objective: capital appreciation. The     Putnam Investment Management,
WHSC4            Fund - Class IB Shares         fund seeks its goal by investing at      LLC
WHSC5                                           least 80% of its net assets in common
WHSC7                                           stocks of U.S. companies in the health
                                                sciences industries with a focus on
                                                growth stocks.

EPL              Putnam VT International        Objective: capital appreciation. The     Putnam Investment Management,
WIGR2            Growth Fund -                  fund seeks its goal by investing         LLC
WIGR4            Class IB Shares                mainly in common stocks of companies
WIGR7                                           outside the United States.

EPT              Putnam VT Vista Fund -         Objective: capital appreciation. The     Putnam Investment Management,
WVIS2            Class IB Shares                fund seeks its goal by investing         LLC
WVIS4                                           mainly in common stocks of U.S.
WVIS7                                           companies with a focus on  growth
                                                stocks.

WAAL2            Wells Fargo VT Asset           Objective: long-term total return        Wells Fargo Funds Management,
WAAL4            Allocation Fund                consistent with reasonable risk.         LLC, adviser; Wells Capital
WAAL5                                           Invests in equity and fixed-income       Management Incorporated,
WAAL7                                           securities in varying proportions,       sub-adviser.
                                                with "neutral" target allocation
                                                of 60% equity securities and 40%
                                                fixed-income securities. The
                                                Fund invests its equity portion
                                                of assets in common stocks to
                                                replicate the S&P 500 Index and
                                                its fixed-income portion of
                                                assets in U.S. Treasury Bonds to
                                                replicate the Lehman Brothers
                                                20+ Treasury Index. The Fund
                                                seeks to maintain a 95% or
                                                better performance correlation
                                                with the respective indexes.

WCBD2            Wells Fargo VT Corporate       Objective: high level of current         Wells Fargo Funds Management,
WCBD4            Bond Fund                      income consistent with reasonable        LLC, adviser; Wells Capital
WCBD5                                           risk. Invests primarily in corporate     Management Incorporated,
WCBD7                                           debt securities of any maturity.         sub-adviser.

                                       38

SUBACCOUNT       INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES       INVESTMENT ADVISER OR MANAGER
----------------------------------------------------------------------------------------------------------------------
WEQI2            Wells Fargo VT Equity          Objective: long-term capital             Wells Fargo Funds Management,
WEQI4            Income Fund                    appreciation and above-average           LLC, adviser; Wells Capital
WEQI5                                           dividend income. Invests primarily in    Management Incorporated,
WEQI7                                           common stocks of large U.S. companies    sub-adviser.
                                                with above-average dividend
                                                income and with market
                                                capitalizations of $3 billion or
                                                more.

WEQV2            Wells Fargo VT Equity          Objective: long-term capital             Wells Fargo Funds Management,
WEQV4            Value Fund                     appreciation. Invests primarily in       LLC, adviser; Wells Capital
WEQV5                                           equity securities that we believe are    Management Incorporated,
WEQV7                                           undervalued in relation to the overall   sub-adviser.
                                                stock markets and with market
                                                capitalizations of  $3 billion or
                                                more.

WGRO2            Wells Fargo VT Growth Fund     Objective: long-term capital             Wells Fargo Funds Management,
WGRO4                                           appreciation. Invests in U.S. and        LLC, adviser; Wells Capital
WGRO5                                           foreign companies that have a strong     Management Incorporated,
WGRO7                                           earnings growth trend that we believe    sub-adviser.
                                                have above-average prospects for
                                                future growth and with market
                                                capitalizations of $3 billion or
                                                more.

WIEQ2            Wells Fargo VT International   Objective: total return with an          Wells Fargo Funds Management,
WIEQ4            Equity Fund                    emphasis on long-term capital            LLC, adviser; Wells Capital
WIEQ5                                           appreciation. Invests primarily in       Management Incorporated,
WIEQ7                                           equity securities of non-U.S.            sub-adviser.
                                                companies based in developed foreign
                                                countries or emerging markets.

WLCG2            Wells Fargo VT Large           Objective: long-term capital             Wells Fargo Funds Management,
WLCG4            Company Growth Fund            appreciation. Invests primarily in       LLC, adviser; Peregrine
WLCG5                                           common stocks of large U.S. companies    Capital Management, Inc.,
WLCG7                                           that have superior growth potential      sub-adviser.
                                                and with market capitalizations of  $3
                                                billion or more.

WMMK2            Wells Fargo VT Money           Objective: current income, while         Wells Fargo Funds Management,
WMMK4            Market Fund                    preserving capital and liquidity.        LLC, adviser; Wells Capital
WMMK5                                           Invests primarily in high-quality        Management Incorporated,
WMMK7                                           money market instruments.                sub-adviser.

WSCG2            Wells Fargo VT Small Cap       Objective: long-term capital             Wells Fargo Funds Management,
WSCG4            Growth Fund                    appreciation. Invests primarily in       LLC, adviser; Wells Capital
WSCG5                                           companies with above-average growth      Management Incorporated,
WSCG7                                           potential and whose market               sub-adviser.
                                                capitalization falls within the
                                                range of the Russell 2000 Index,
                                                which is considered a small
                                                capitalization index.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


GUARANTEE PERIOD ACCOUNTS (GPAS)

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The minimum guaranteed interest rate on the GPAs is 3%.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)


We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.


When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.


Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:


                IF YOUR GPA RATE IS:                          THE MVA IS:

         Less than the new GPA rate + 0.10%                    Negative

         Equal to the new GPA rate + 0.10%                     Zero

         Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES
Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS


The precise MVA formula we apply is as follows:

    EARLY WITHDRAWAL AMOUNT X [((1 + i) / (1 + j + .001))(TO THE POWER OF n/12) - 1] = MVA

     Where:  i = rate earned in the GPA from which amounts are being transferred or withdrawn.
             j = current rate for a new Guaranteed Period equal to the
                 remaining term in the current Guarantee Period.
             n = number of months remaining in the current Guarantee Period
                 (rounded up).
EXAMPLES
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [((1.045 / (1 + .05 + .001))(TO THE POWER OF 84/12) - 1] = -$39.28

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [((1.045 / (1 + .04 + .001))(TO THE POWER OF 84/12) - 1] = $27.21

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 4% if the five-year withdrawal charge schedule applies and 6% if the seven-year withdrawal charge schedule applies. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT

You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap day (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You may be able to buy another contract with the same underlying funds. This contract has different mortality and expense risk fees and withdrawal charges and offers purchase payment credits. For information on this contract please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.

You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:

-    the length of the withdrawal charge period (five or seven years)(1);

-    the optional Benefit Protector(SM) Death Benefit Rider(2);

-    the optional Benefit Protector(SM) Plus Death Benefit Rider(2);

-    the optional Enhanced Death Benefit Rider(2);

-    the optional Guaranteed Minimum Income Benefit Rider(3);


- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(4);


-    how you want to make purchase payments; and

-    a beneficiary.


(l) Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.


(2) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.
(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.


(4) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.



The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and


- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM PURCHASE PAYMENTS


     If paying by SIP:
           $50 initial payment.
           $50 for additional payments.

     If paying by any other method:
           $5,000 initial payment for contracts issued in South Carolina, Texas and Washington.
           $2,000 initial payment for contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS(1) (without prior approval):
     $99,999 for contracts issued through AEFA.
     $1,000,000 for all other contracts.



(1) This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are based on the withdrawal charge schedule and death benefits that apply to your contract.



                                              SEVEN-YEAR WITHDRAWAL      FIVE-YEAR WITHDRAWAL
                                                 CHARGE SCHEDULE            CHARGE SCHEDULE
     Standard Death Benefit                           1.05%                      1.30%
     Enhanced Death Benefit Rider(1)                  1.25                       1.50



(1) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.


(1) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge a fee (currently 0.30%) based on the GMIB benefit base for this optional feature only if you select it.(2) If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. For details on how we calculate the fee, see "Optional Benefits -- Guaranteed Minimum Income Benefit Rider."


(2) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.

WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within five or seven years before withdrawal. You select the withdrawal charge period at the time of your application for the contract*. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 15% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 15% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.


3. Next we withdraw purchase payments received prior to the withdrawal charge period you selected and shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected*:

                        FIVE-YEAR SCHEDULE                                  SEVEN-YEAR SCHEDULE
        YEARS FROM PURCHASE           WITHDRAWAL CHARGE       YEARS FROM PURCHASE           WITHDRAWAL CHARGE
          PAYMENT RECEIPT                PERCENTAGE             PAYMENT RECEIPT                PERCENTAGE
                 1                           8%                        1                           8%

                 2                           8                         2                           8

                 3                           6                         3                           7

                 4                           4                         4                           6

                 5                           2                         5                           5

                 Thereafter                  0                         6                           4

                                                                       7                           2

                                                                       Thereafter                  0

* Contracts issued through AEFA are only available with a seven-year withdrawal charge schedule.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

         AMOUNT REQUESTED                  $1,000
   ----------------------------    OR      ------ = $1,075.27
     1.00 - WITHDRAWAL CHARGE               .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract had a five-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.27% if the assumed investment rate is 3.5% and 6.77% if the assumed investment rate is 5%. If the original contract had a seven-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.02% if the assumed investment rate is 3.5% and 6.52% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

WITHDRAWAL CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with a seven-year withdrawal charge schedule with this history:


- The contract date is Nov. 1, 2002 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and

-    We received these payments
      -- $10,000 Nov. 1, 2002;
      -- $8,000 Dec. 31, 2008; and
      -- $6,000 Feb. 20, 2010; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and made no other withdrawals during that contract year; and

-    The prior anniversary Nov. 1, 2011 contract value was $38,488.



WITHDRAWAL CHARGE       EXPLANATION
     $    0             $5,773.20 is 15% of the prior anniversary's contract
                        value withdrawn without withdrawal charge; and
          0             $8,327.80 is contract earnings in excess of the 15% free
                        withdrawal amount withdrawn without withdrawal charge;
                        and
          0             $10,000 Nov. 1, 2002 purchase payment was received eight
                        or more years before withdrawal and is withdrawn without
                        withdrawal charge; and
        480             $8,000 Dec. 31, 2008 purchase payment is in its fourth
                        year from receipt, withdrawn with a 6% withdrawal
                        charge; and
        420             $6,000 Feb. 20, 2010 purchase payment is in its third
                        year from receipt withdrawn with a 7% withdrawal charge.
     ------
     $  900


WAIVER OF WITHDRAWAL CHARGES
We do not assess withdrawal charges for:

     -    withdrawals of any contract earnings;

     - withdrawals of amounts totaling up to 15% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;

     - required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

     -    contracts settled using an annuity payout plan;

     - withdrawals made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

     -    amounts we refund to you during the free look period; and

     -    death benefits.

CONTINGENT EVENTS

- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

- Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.

- Withdrawals you make once a year if you or the annuitant become unemployed at least one year after contract issue, up to the following amounts each year:

     (a) 25% of your prior anniversary's contract value (or $10,000 if greater) if the unemployment condition is met for at least 30 straight days; or

     (b) 50% of your prior anniversary's contract value (or $10,000 if greater) if the unemployment condition is met for at least 180 straight days.

The unemployment condition is met if the unemployed person is currently receiving unemployment compensation from a government unit of the United States, whether federal or state. You must provide us with a signed letter from the unemployed person stating that he or she meets the above criteria and a legible photocopy of the unemployment payment benefits meeting the above criteria with regard to dates.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS


We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

-    plus interest credited;

- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the Benefit Protector fee (if applicable);

- minus any prorated portion of the Benefit Protector Plus fee (if applicable); and

-    minus any prorated portion of the GMIB fee (if applicable).

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, the Benefit Protector fee, the Benefit Protector Plus fee, or the GMIB fee.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and


- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.


Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;


-    a prorated portion of the contract administrative charge;

-    a prorated portion of the Benefit Protector fee (if applicable);

-    a prorated portion of the Benefit Protector Plus fee (if applicable);
     and/or

-    a prorated portion of the GMIB fee (if applicable).


Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or


- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
By investing an equal number                MONTH                INVESTED               UNIT VALUE                PURCHASED
of dollars each month
                                            Jan                    $100                    $20                       5.00

                                            Feb                     100                     18                       5.56

you automatically buy                       Mar                     100                     17                       5.88
more units when the
per unit market price is low        ->      Apr                     100                     15                       6.67

                                            May                     100                     16                       6.25

                                            Jun                     100                     18                       5.56

                                            Jul                     100                     17                       5.88

and fewer units                             Aug                     100                     19                       5.26
when the per unit
market price is high.               ->      Sept                    100                     21                       4.76

                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts.
We determine which Tiered DCA account you are eligible for as follows:

            IF YOUR NET CONTRACT VALUE(1) IS...      WE ALLOCATE YOUR NEW PURCHASE PAYMENTS TO:
                      $10,000-$49,999                              Tier 1 DCA account
                      $50,000 or more                              Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment you make. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your sales representative.

ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:



-    not accepting telephone or electronic transfer requests;


-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.


We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.


- We will not accept requests for transfers from the one-year fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-    Once annuity payouts begin, you may not make any transfers to the GPAs.



* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals: Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly

                           $250 quarterly, semiannually or annually

3 BY PHONE:

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:


   -  payable to you;


   -  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

- the withdrawal amount includes a purchase payment check that has not cleared;

-    the NYSE is closed, except for normal holiday and weekend closings;

-    trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

-    the SEC permits us to delay payment for the protection of security holders.


TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -    you are at least age 59 1/2;

     -    you are disabled as defined in the Code;

     -    you severed employment with the employer who purchased the contract;
          or

     -    the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.


BENEFITS IN CASE OF DEATH


There are two death benefit options under this contract: the standard death benefit and the Enhanced Death Benefit (EDB) Rider. If either you or the annuitant are 80 or older at contract issue, the standard death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the standard death benefit or the EDB Rider (if it is available in your state) on your application. If you select the GMIB, you must elect the EDB Rider. Once you elect a death benefit option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either death benefit we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


STANDARD DEATH BENEFIT


If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you or the annuitant were age 80 or older at contract issue, we will pay the beneficiary the greater of:

1.   total purchase payments minus adjusted partial withdrawals; or

2.   contract value.

If you and the annuitant were age 79 or younger at contract issue, we will pay the beneficiary the greatest of:


1.   total purchase payments minus adjusted partial withdrawals;

2.   contract value; or

3. the maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

     STANDARD DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS  =  PW x DB
                                                             -------
                                                               CV

          PW = the partial withdrawal including any applicable withdrawal charge or MVA.

          DB = the death benefit on the date of (but prior to) the partial withdrawal.

          CV = contract value on the date of (but prior to) the partial withdrawal.


MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE ASSUMING YOU AND THE ANNUITANT WERE AGE 79 OR YOUNGER AT CONTRACT ISSUE

-    You purchase the contract with a payment of $20,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.

- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the standard death benefit on March 1, 2003 as follows:



         Purchase payments minus adjusted partial withdrawals:
             Total purchase payments:                                              $20,000.00
             minus the standard death benefit adjusted partial withdrawals, calculated as:

             $1,500 x $20,000  =                                                    -1,363.64
             ----------------                                                      ----------
                  $22,000

         for a death benefit of:                                                   $18,636.36
                                                                                   ==========
         Contract value at death:                                                  $20,500.00
                                                                                   ==========

         The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

             MAV immediately preceding the date of death:                          $24,000.00
             plus purchase payments made since the prior anniversary:                   +0.00
             minus the standard death benefit adjusted partial withdrawals, calculated as:

             $1,500 x $24,000  =                                                    -1,636.36
             ----------------                                                      ----------
                 $22,000
         for a death benefit of:                                                   $22,363.64
                                                                                   ==========
     The standard death benefit, calculated as the greatest of
     these three values is the MAV:                                                $22,363.64



ENHANCED DEATH BENEFIT (EDB) RIDER

The EDB Rider is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB Rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB Rider is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB Rider to your contract at the time of purchase. Once you select the EDB Rider you may not cancel it. You may not add the EDB Rider if you add either the Benefit Protector or the Benefit Protector Plus to your contract. You must select the EDB Rider if you choose to add the Guaranteed Minimum Income Benefit Rider to your contract.

The EDB Rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

-    the standard death benefit; or

-    the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

-    the initial purchase payments allocated to the subaccounts increased by 5%,

-    plus any subsequent amounts allocated to the subaccounts, and

-    minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.

   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  =  PWT x VAT
                                                                 ---------
                                                                     SV

          PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.

          VAT = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

           SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.

EXAMPLE

- You purchase the contract with a payment of $20,000 on Jan. 1, 2002 with $5,000 allocated to the one-year fixed account and $15,000 allocated to the subaccounts.

- On Jan. 1, 2003 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $12,000. Total contract value is $17,200.

- On March 1, 2003, the one-year fixed account value is $5,300 and the subaccount value is $14,000. Total contract value is $19,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $17,800.



     The death benefit on March 1, 2003 is calculated as follows:

         The standard death benefit (which in this case is the MAV):
             MAV on the prior anniversary:                                         $20,000.00
             plus purchase payments made since the prior anniversary:                   +0.00
             minus the standard death benefit adjusted partial withdrawal taken since that anniversary, calculated as:

             $1,500 x $20,000  =                                                    -1,554.40
             ----------------                                                      ----------
                 $19,300

         Standard death benefit, which is the MAV:                                 $18,445.60
                                                                                   ==========
         The 5% rising floor:
             The variable account floor on Jan. 1, 2003, calculated as:
             1.05 x 15,000 =                                                       $15,750.00
             plus amounts allocated to the subaccounts since that anniversary:          +0.00
             minus the 5% rising floor adjusted partial withdrawal
             from the subaccounts, calculated as:

             1,500 x 15,750  =                                                     -$1,687.50
             --------------                                                        ----------
                14,000
             variable account floor benefit:                                       $14,062.50
             plus the one-year fixed account value:                                 +5,300.00
                                                                                   ----------
         5% rising floor (value of the GPAs, the one-year fixed account and
         the variable account floor):                                              $19,362.50
                                                                                   ==========
     EDB Rider, calculated as the greater of the standard death benefit or
     the 5% rising floor:                                                          $19,362.50

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


QUALIFIED ANNUITIES
The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death. Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
     70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is not available under contracts issued through AEFA. The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the Benefit Protector Plus or the Enhanced Death Benefit Riders. We reserve the right to discontinue offering the Benefit Protector for new contracts.

In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the standard death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the standard death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR:
-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


EXAMPLE OF THE BENEFIT PROTECTOR:
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select the seven-year withdrawal schedule.

- On July 1, 2002 the contract value grows to $105,000. The death benefit under the standard death benefit on July 1, 2002 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:



     the standard death benefit (contract value):                                    $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (the standard death benefit minus payments not
         previously withdrawn):
         0.40 x ($110,000 - $100,000) =                                                +4,000
                                                                                     --------
     Total death benefit of:                                                         $114,000



- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:



     the standard death benefit (MAV):                                               $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 x ($110,000 - $100,000) =                                                +4,000
                                                                                     --------
     Total death benefit of:                                                         $114,000

- On Feb. 1, 2004 the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $15,750 from your contract value free of charge (15% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $34,250 ($31,852 + $2,398 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,602. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:



     the standard death benefit (MAV adjusted for partial withdrawals):               $57,619
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 x ($57,619 - $55,000) =                                                  +1,048
                                                                                      -------
     Total death benefit of:                                                          $58,667



- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:



     the standard death benefit (contract value):                                    $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                         +55,000
                                                                                     --------
      Total death benefit of:                                                        $255,000



- On July 1, 2011 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:



     the standard death benefit (contract value):                                    $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                         +55,000
                                                                                     --------
      Total death benefit of:                                                        $305,000



- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:



     the standard death benefit (contract value):                                    $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)
         0.40 x ($250,000 - $105,000) =                                               +58,000
                                                                                     --------
     Total death benefit of:                                                         $308,000



IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.


NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is not available under contracts issued through AEFA. The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select the Benefit Protector or the Enhanced Death Benefit Riders. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                      PERCENTAGE IF YOU AND THE ANNUITANT ARE        PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR         UNDER AGE 70 ON THE RIDER EFFECTIVE DATE       70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                              0%                                             0%

Three and Four                          10%                                          3.75%

Five or more                            20%                                           7.5%


Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:


-    the standard death benefit (see "Benefits in Case of Death") PLUS


                              IF YOU AND THE ANNUITANT ARE UNDER                       IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...               OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                           Zero                                                     Zero

Two                           40% X earnings at death (see above)                      15% X earnings at death

Three and Four                40% X (earnings at death + 25% of                        15% X (earnings at death + 25% of
                                initial purchase payment*)                               initial purchase payment*)

Five or more                  40% X (earnings at death + 50% of
                                initial purchase payment*)                             15% X (earnings at death + 50% of
                                                                                         initial purchase payment*)


* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.


TERMINATING THE BENEFIT PROTECTOR PLUS
-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS
- You purchase the contract with a payment of $100,000 on Jan. 01, 2002 and you and the annuitant are under age 70. You select the seven-year withdrawal charge schedule.

- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 under the standard death benefit equals the contract value. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:



         the standard death benefit (contract value):                                          $110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death
         (the standard death benefit minus payments not previously withdrawn):
         0.40 x ($110,000 - $100,000) =                                                          +4,000
                                                                                               --------
     Total death benefit of:                                                                   $114,000



- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:



         the standard death benefit (MAV):                                                     $110,000
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 x ($110,000 - $100,000) =                                                          +4,000
         plus 10% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.10 x $100,000 =                                        +10,000
                                                                                               --------
     Total death benefit of:                                                                   $124,000

- On Feb. 1, 2004 the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $15,750 from your contract value free of charge (15% of your prior anniversary's contract value). The remainder of the withdrawal is subject to a 7% withdrawal charge because your payment is two years old, so we will withdraw $34,250 ($31,852 + $2,398 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,602. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:



         the standard death benefit (MAV adjusted for partial withdrawals):                     $57,619
         plus the Benefit Protector Plus benefit which equals 40% of earnings at death:
         0.40 x ($57,619 - $55,000) =                                                            +1,048
         plus 10% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.10 x $55,000 =                                          +5,500
                                                                                                -------
     Total death benefit of:                                                                    $64,167



- On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:



         the standard death benefit (contract value):                                          $200,000
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of
         100% of purchase payments not previously withdrawn
         that are one or more years old                                                         +55,000
         plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 x $55,000 =                                         +11,000
                                                                                               --------
     Total death benefit of:                                                                   $266,000



- On July 1, 2011 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:



         the standard death benefit (contract value):                                          $250,000
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of
         100% of purchase payments not previously withdrawn
         that are one or more years old                                                         +55,000
         plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 x $55,000 =                                         +11,000
                                                                                               --------
     Total death benefit of:                                                                   $316,000



- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:



         the standard death benefit (contract value):                                          $250,000
         plus the Benefit Protector Plus benefit which equals
         40% of earnings at death, up to a maximum of
         100% of purchase payments not previously withdrawn
         that are one or more years old
         0.40 x ($250,000 - $105,000) =                                                         +58,000
         plus 20% of purchase payments made within 60 days of contract issue
         and not previously withdrawn: 0.20 x $55,000 =                                         +11,000
                                                                                               --------
     Total death benefit of:                                                                   $319,000


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the standard death benefit (see "Benefits in Case of Death").


NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)

The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-    you must hold the GMIB for 10 years*,

-    the GMIB terminates after the annuitant's 86th birthday,

- you can only exercise the GMIB within 30 days after a contract anniversary*,

- the MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and

-    the additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

* Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge which we describe below. You must elect the GMIB along with the EDB at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, transfers and withdrawals in the GMIB calculations.


INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the Wells Fargo VT Money Market Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.


EXERCISING THE GMIB:

- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness, confinement to a nursing home or hospital, or unemployment, see "Charges -- Contingent events" for more details.)

-    the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:
     -- Plan A - Life Annuity -- no refund
     -- Plan B - Life Annuity with ten years certain
     -- Plan D - Joint and last survivor life annuity -- no refund

-    you may change the annuitant for the payouts.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the GMIB benefit base (described below) for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.


The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1.   total purchase payments minus adjusted partial withdrawals;

2.   contract value;

3. the MAV at the last contract anniversary plus any payments made since that anniversary minus adjusted partial withdrawals since that anniversary; or

4.   the 5% rising floor.

Keep in mind that the MAV and the 5%rising floor values are limited after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments you make in the five years before you exercise the GMIB. We would do so only if such payments total $50,000 or more or if they are 25% or more of total contract payments. If we exercise this right, we:

- subtract each payment adjusted for market value from the contract value and the MAV.


- subtract each payment from the 5% rising floor. We adjust the payments made to the GPAs and the one-year fixed account for market value. We increase payments allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

For each payment, we calculate the market value adjustment to the contract value, MAV, the GPAs and the one-year fixed account value of the 5% rising floor as:


                                    PMT x CVG
                                   ---------
                                       ECV

          PMT = each purchase payment made in the five years before you exercise the GMIB.

          CVG = current contract value at the time you exercise the GMIB.

          ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments and partial withdrawals occur at the beginning of a contract year.

For each payment, we calculate the 5% increase of payments allocated to the subaccounts as:

                        PMT x (1.05)TO THE POWER OF CY

           CY = the full number of contract years the payment has been in the contract.


TERMINATING THE GMIB

- You may terminate the rider within 30 days after the first and fifth rider anniversaries.

-    You may terminate the rider any time after the tenth rider anniversary.

-    The rider will terminate on the date:

     -    you make a full withdrawal from the contract;

     -    a death benefit is payable; or

     - you choose to begin taking annuity payouts under the regular contract provisions.

- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.


EXAMPLE
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you allocate all your purchase payments to the subaccounts.


-    There are no additional purchase payments and no partial withdrawals.

- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                GMIB
ANNIVERSARY       CONTRACT VALUE        MAV       5% RISING FLOOR    BENEFIT BASE
  1                 $107,000         $107,000        $105,000
  2                  125,000          125,000         110,250
  3                  132,000          132,000         115,763
  4                  150,000          150,000         121,551
  5                   85,000          150,000         127,628
  6                  120,000          150,000         134,010
  7                  138,000          150,000         140,710
  8                  152,000          152,000         147,746
  9                  139,000          152,000         155,133
 10                  126,000          152,000         162,889          $162,889
 11                  138,000          152,000         171,034           171,034
 12                  147,000          152,000         179,586           179,586
 13                  163,000          163,000         188,565           188,565
 14                  159,000          163,000         197,993           197,993
 15                  212,000          212,000         207,893           212,000

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                               MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                              PLAN A -                 PLAN B -             PLAN D - JOINT AND
ANNIVERSARY                    GMIB                LIFE ANNUITY--          LIFE ANNUITY WITH        LAST SURVIVOR LIFE
AT EXERCISE                BENEFIT BASE               NO REFUND            TEN YEARS CERTAIN        ANNUITY--NO REFUND
10                    $162,889 (5% rising floor)     $   848.65               $   825.85                  $675.99

15                     212,000 (MAV)                   1,263.52                 1,204.16                   977.32

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                               PLAN A -                PLAN B -             PLAN D - JOINT AND
ANNIVERSARY                                        LIFE ANNUITY--          LIFE ANNUITY WITH        LAST SURVIVOR LIFE
AT EXERCISE        CONTRACT VALUE                     NO REFUND            TEN YEARS CERTAIN        ANNUITY--NO REFUND
10                    $126,000                       $   656.46               $   638.82                  $522.90

15                     212,000                         1,263.52                 1,204.16                   977.32

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

THE GMIB FEE: This fee currently costs 0.30% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. We calculate the fee as follows:

                                 BB + AT - FAV

     BB = the GMIB benefit base.


     AT = adjusted transfers from the subaccounts to the GPAs and the one-year fixed account made in the six months before the contract anniversary calculated as:


                                    PT x VAT
                                    --------
                                      SVT


      PT = the amount transferred from the subaccounts to the GPAs and the one-year fixed account within six months of the contract anniversary


     VAT = variable account floor on the date of (but prior to) the transfer

     SVT = value of the subaccounts on the date of (but prior to) the transfer


     FAV = the value of the GPAs and the one-year fixed account.


The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.


EXAMPLE

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and allocate all of your payment to the subaccounts.


-    You make no transfers or partial withdrawals.

CONTRACT                              GMIB FEE                VALUE ON WHICH WE                GMIB FEE
ANNIVERSARY     CONTRACT VALUE       PERCENTAGE               BASE THE GMIB FEE             CHARGED TO YOU
  1               $ 80,000              0.30%         5% rising floor = $100,000 x 1.05          $315
  2                150,000              0.30%         Contract value = $150,000                   450
  3                102,000              0.30%         MAV = $150,000                              450

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract had a five-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.27% and 6.77% depending on the applicable assumed investment rate. If the original contract had a seven-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.02% and 6.52% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or


- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR(SM) OR THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-    the payout is a minimum distribution required under the Code; or

-    the payout is made on account of an eligible hardship.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.


COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change;

-    the existing funds become unavailable; or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-    add new subaccounts;

-    combine any two or more subaccounts;

-    make additional subaccounts investing in additional funds;

-    transfer assets to and from the subaccounts or the variable account; and

-    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


LEGAL PROCEEDINGS


A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.



(THOUSANDS)                                    2001           2000         1999            1998          1997
----------------------------------------------------------------------------------------------------------------
Net investment income                      $   271,718    $   299,759   $   322,746    $   340,219   $   332,268
Net (loss) gain on investments                 (89,920)           469         6,565         (4,788)         (509)
Other                                           16,245         12,248         8,338          7,662         6,329
TOTAL REVENUES                             $   198,043    $   312,476   $   337,649    $   343,093   $   338,088
(LOSS) INCOME BEFORE INCOME TAXES          $   (63,936)   $    38,452   $    50,662    $    36,421   $    44,958
NET (LOSS) INCOME                          $   (41,728)   $    24,365   $    33,987    $    22,026   $    28,313
TOTAL ASSETS                               $ 5,275,681    $ 4,652,221   $ 4,603,343    $ 4,885,621   $ 4,973,413
----------------------------------------------------------------------------------------------------------------



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2001 COMPARED TO 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities in force. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:

Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and write down of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES
In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT
The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES
The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS
Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION

The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES

As of Dec. 31, 2001, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice President and Treasurer since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.



 * The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.

** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204



SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Variable Annuity as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Performance Information                                  p.  3
Calculating Annuity Payouts                              p. 22
Rating Agencies                                          p. 23
Principal Underwriter                                    p. 23
Independent Auditors                                     p. 23
Financial Statements

[AMERICAN EXPRESS LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


                                                                  44223 F (5/02)

WELLS FARGO

ADVANTAGE(SM) BUILDER VARIABLE ANNUITY

ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS


MAY 1, 2002


FOR CONTRACTS PURCHASED IN THE STATE OF OREGON THE NAME OF THE PRODUCT IS CHANGED TO: ADVANTAGE BUILDER VARIABLE ANNUITY.


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT / AMERICAN ENTERPRISE MVA ACCOUNT


ISSUED BY:  AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
            (AMERICAN ENTERPRISE LIFE)
            829 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 333-3437


This prospectus contains information that you should know before investing. Prospectuses are also available for:


-  American Express(R) Variable Portfolio Funds
-  AIM Variable Insurance Funds

-  The Dreyfus Socially Responsible Growth Fund, Inc.
-  Fidelity(R) Variable Insurance Products - Service Class 2
-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

-  Goldman Sachs Variable Insurance Trust (VIT)
-  MFS(R) Variable Insurance Trust(SM)

-  Oppenheimer Variable Account Funds
-  Putnam Variable Trust - Class IB Shares
-  Wells Fargo Variable Trust Funds


Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges from contracts with purchase payment credits may be higher than charges for contracts without such credits. The amount of the credit may be more than offset by additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                                     3
THE CONTRACT IN BRIEF                                                         4
EXPENSE SUMMARY                                                               6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                  21
FINANCIAL STATEMENTS                                                         33
PERFORMANCE INFORMATION                                                      34
THE VARIABLE ACCOUNT AND THE FUNDS                                           35
GUARANTEE PERIOD ACCOUNTS (GPAS)                                             40
THE ONE-YEAR FIXED ACCOUNT                                                   43
BUYING YOUR CONTRACT                                                         43
CHARGES                                                                      45
VALUING YOUR INVESTMENT                                                      49
MAKING THE MOST OF YOUR CONTRACT                                             51
WITHDRAWALS                                                                  55
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                         55
CHANGING OWNERSHIP                                                           56
BENEFITS IN CASE OF DEATH                                                    56
OPTIONAL BENEFITS                                                            60
THE ANNUITY PAYOUT PERIOD                                                    67
TAXES                                                                        69
VOTING RIGHTS                                                                71
SUBSTITUTION OF INVESTMENTS                                                  71
ABOUT THE SERVICE PROVIDERS                                                  72
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                        73
DIRECTORS AND EXECUTIVE OFFICERS                                             77
EXPERTS                                                                      78
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
  FINANCIAL INFORMATION                                                      79
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                                        92

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.


CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.


CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.


CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAS): Fixed accounts to which you may make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)
-  Roth IRAs under Section 408A of the Code
-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.


RIDER EFFECTIVE DATE: The date you add a rider to the contract.


VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 35)
- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 40)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy only a nonqualified annuity (by rollover only) or a qualified annuity from your Wells Fargo sales representative without prior approval. Contracts issued through American Express Financial Advisors Inc. (AEFA) are only available with an eight-year withdrawal charge schedule. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You can buy another contract with the same underlying funds but with different mortality and expense risk fees and withdrawal charges. For information on this contract, please call us at the telephone number listed on the first page of this prospectus or ask your sales representative. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 43)


MINIMUM PURCHASE PAYMENTS
  FOR SYSTEMATIC INVESTMENT PLANS:
      $100,000 initial payment for contracts issued through AEFA.
      $50 initial payment for all other contracts.
      $50 for additional payments.

  FOR ALL OTHER PAYMENT PLANS:
      $100,000 initial payment for contracts issued through AEFA.
      $5,000 initial payment for all other contracts issued in South Carolina,
        Texas and Washington.
      $2,000 initial payment for all other contracts issued in all other states. $100 for additional payments.

MAXIMUM TOTAL PURCHASE PAYMENTS (without prior approval):
      $1,000,000.

Purchase payments are limited and may not be made after the first contract anniversary for contracts issued in Oregon.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 53)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 55)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 56)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 56)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 60)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 67)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 69)

CHARGES: We assess certain charges in connection with your contract (p. 45):


-  $30 annual contract administrative charge;


- if you select the Benefit Protector(SM) Death Benefit Rider(1) (Benefit Protector), an annual fee of 0.25% of the contract value;
- if you select the Benefit Protector(SM) Plus Death Benefit Rider(1) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;
- if you select the Guaranteed Minimum Income Benefit Rider(2) (GMIB), an annual fee (currently 0.30%) based on the GMIB benefit base;


-  withdrawal charge;


- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal);
-  the operating expenses of the funds in which the subaccounts invest; and
- total variable account expenses (if you make allocations to one or more subaccounts):



                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND          TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE            ACCOUNT EXPENSE
   EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE:
     Standard Death Benefit                                    0.15%                     1.10%                      1.25%
     Enhanced Death Benefit Rider(1)                           0.15                      1.30                       1.45

   SIX-YEAR WITHDRAWAL CHARGE SCHEDULE(3):
     Standard Death Benefit                                    0.15                      1.35                       1.50
     Enhanced Death Benefit Rider(1)                           0.15                      1.55                       1.70



(1) You may select one of the following: the Enhanced Death Benefit (EDB) Rider, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states.
    The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.
(2) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.
(3) The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment withdrawn)

You select either a six-year or eight-year withdrawal charge schedule at the time of application.

                    SIX-YEAR SCHEDULE                                              EIGHT-YEAR SCHEDULE
   YEARS FROM PURCHASE              WITHDRAWAL CHARGE              YEARS FROM PURCHASE              WITHDRAWAL CHARGE
     PAYMENT RECEIPT                   PERCENTAGE                    PAYMENT RECEIPT                   PERCENTAGE
           1                                8%                             1                                8%
           2                                8                              2                                8
           3                                8                              3                                8
           4                                6                              4                                8
           5                                4                              5                                8
           6                                2                              6                                6
           Thereafter                       0                              7                                4
                                                                           8                                2
                                                                           Thereafter                       0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" p. 47 and "The Annuity Payout Period -- Annuity Payout Plans" p. 68).


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                                    $  30*
* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:                         0.25%
(As a percentage of the contract value charged annually at the contract anniversary.
  This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE:               0.40%
(As a percentage of the contract value charged annually at the contract anniversary.
  This is an optional expense.)

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE:                                        0.30%
(As a percentage of the GMIB benefit base charged annually at the contract anniversary.
   This is an optional expense.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average subaccount value)

You can choose the length of your contract's withdrawal charge schedule and the death benefit guarantee provided. The combination you choose determines the fees you pay. The table below shows the combinations available to you and their cost.


                                                         VARIABLE ACCOUNT         TOTAL MORTALITY AND          TOTAL VARIABLE
                                                       ADMINISTRATIVE CHARGE       EXPENSE RISK FEE            ACCOUNT EXPENSE
   EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE:
     Standard Death Benefit                                    0.15%                     1.10%                      1.25%
     Enhanced Death Benefit Rider                              0.15                      1.30                       1.45

   SIX-YEAR WITHDRAWAL CHARGE SCHEDULE:
     Standard Death Benefit                                    0.15                      1.35                       1.50
     Enhanced Death Benefit Rider                              0.15                      1.55                       1.70



ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                        MANAGEMENT       12b-1         OTHER
                                                                           FEES          FEES         EXPENSES         TOTAL
AXP(R) Variable Portfolio -

      Blue Chip Advantage Fund                                             .54%           .13%          .11%           .78%(1)
      Capital Resource Fund                                                .61            .13           .04            .78(2)
      Diversified Equity Income Fund                                       .55            .13           .23            .91(1)
      Extra Income Fund                                                    .62            .13           .07            .82(2)
      Federal Income Fund                                                  .61            .13           .10            .84(1)
      NEW DIMENSIONS FUND(R)                                               .60            .13           .06            .79(2)
      Partners Small Cap Value Fund                                       1.02            .13           .35           1.50(1)
      Small Cap Advantage Fund                                             .73            .13           .30           1.16(1)

AIM V.I.

      Capital Appreciation Fund, Series I                                  .61             --           .24            .85(3)
      Premier Equity Fund, Series I                                        .60             --           .25            .85(3)
      (previously AIM V.I. Value Fund, Series I)

Dreyfus

      The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
        Share Class                                                        .75             --           .03            .78(4)

Fidelity VIP

      Dynamic Capital Appreciation Portfolio (Service Class 2)             .58            .25           .92           1.75(5),(6)
      High Income Portfolio (Service Class 2)                              .58            .25           .15            .98(5)
      Mid Cap Portfolio (Service Class 2)                                  .58            .25           .11            .94(5)

FTVIPT

      Franklin Income Securities Fund - Class 2                            .49            .25           .04            .78(7),(8)
      Franklin Real Estate Fund - Class 2                                  .56            .25           .03            .84(7),(8)
      Franklin Small Cap Fund - Class 2                                    .45            .25           .31           1.01(8),(9)
      Franklin Small Cap Value Securities Fund - Class 2                   .57            .25           .20           1.02(8),(9)
      (previously FTVIPT Franklin Value Securities Fund - Class 2)
      Mutual Shares Securities Fund - Class 2                              .60            .25           .19           1.04(8)

Goldman Sachs VIT

      CORE(SM) U.S. Equity Fund                                            .70             --           .11            .81(10)
      Mid Cap Value Fund                                                   .80             --           .13            .93(10)

MFS(R)

      Investors Trust Series - Initial Class                               .75             --           .15            .90(11)
      Utilities Series - Initial Class                                     .75             --           .18            .93(11)

                                        7

                                                                        MANAGEMENT       12b-1         OTHER
                                                                           FEES          FEES         EXPENSES         TOTAL
Oppenheimer Variable Account Funds

      Global Securities Fund/VA, Service Shares                            .64%           .25%          .06%           .95%(12)
      Strategic Bond Fund/VA, Service Shares                               .74            .25           .03           1.02(12)

Putnam Variable Trust

      Putnam VT Health Sciences Fund - Class IB Shares                     .70            .25           .09           1.04(13)
      Putnam VT International Growth Fund - Class IB Shares                .76            .25           .18           1.19(13)
      Putnam VT Vista Fund - Class IB Shares                               .61            .25           .06            .92(13)

Wells Fargo VT

      Asset Allocation Fund                                                .49            .25           .26           1.00(14)
      Corporate Bond Fund                                                  .21            .25           .44            .90(14)
      Equity Income Fund                                                   .32            .25           .43           1.00(14)
      Equity Value Fund                                                    .39            .25           .36           1.00(14)
      Growth Fund                                                          .28            .25           .47           1.00(14)
      International Equity Fund                                             --            .25           .75           1.00(14)
      Large Company Growth Fund                                            .54            .25           .21           1.00(14)
      Money Market Fund                                                    .27            .25           .33            .85(14)
      Small Cap Growth Fund                                                .63            .25           .32           1.20(14)



(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 5.71% and 6.86% for AXP(R) Variable Portfolio Partners Small Cap Value Fund, and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.
(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The expenses are for the fiscal year ended Dec. 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.
(5) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(6) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Absent this reimbursement, "Other expenses," and "Total" would have been 2.94% and 3.77%.
(7)  The Fund administration fee is paid indirectly through the management fee.
(8) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(9) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent this reduction, "Management fees" and "Total" would have been 0.53% and 1.09% for Franklin Small Cap Fund - Class 2 and 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2.
(10) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.
(11) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.89% for Investors Trust Series and 0.92% for Utilities Series.
(12) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Expense figures were restated to reflect an increase to 0.25% in 12b-1 fees effective May 1, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.15%.
(13) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.
(14) Amounts represent expenses based on historical data from 2001 with the exception of the Asset Allocation Fund, International Equity Fund, Large Company Growth Fund, Money Market Fund, and Small Cap Growth Fund which are based on estimated expenses for 2002. The advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement the "Management fees," and "Total" would have been 0.55% and 1.06% for Asset Allocation Fund, 0.45% and 1.14% for Corporate Bond Fund, 0.55% and 1.23% for Equity Income Fund, 0.55% and 1.16% for Equity Value Fund, 0.55% and 1.27% for Growth Fund, 0.75% and 3.40% for International Equity Fund, 0.55% and 1.01% for Large Company Growth Fund, 0.40% and 0.98% for Money Market Fund, and 0.75% and 1.32% for Small Cap Growth Fund.

EXAMPLES*: In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available contract feature combination. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

1) the base contract with no optional riders,
2) the contract with selection of the optional Benefit Protector(SM) Death Benefit Rider (BP),
3) the contract with selection of the optional Benefit Protector(SM) Plus Death Benefit Rider (BPP),
4) the contract with selection of the optional Enhanced Death Benefit Rider
   (EDB), and
5) the contract with selection of the optional Guaranteed Minimum Income Benefit Rider (GMIB) and the EDB.

We first show the expenses for your contract assuming selection of the six-year withdrawal charge schedule followed by the expenses for your contract assuming selection of the eight-year withdrawal charge schedule.

You would pay the following expenses on a $1,000 investment if you selected a SIX-YEAR WITHDRAWAL CHARGE SCHEDULE** and assuming a 5% annual return and ...



                                                       A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR 3 YEARS   5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Blue Chip
  Advantage Fund

      base contract with no optional riders         $103.62  $152.73  $164.48 $266.27         $23.62 $  72.73  $124.48 $266.27
      optional BP                                    106.18   160.42   177.28  291.71          26.18    80.42   137.28  291.71
      optional BPP                                   107.72   165.01   184.90  306.67          27.72    85.01   144.90  306.67
      optional EDB                                   105.67   158.89   174.73  286.67          25.67    78.89   134.73  286.67
      optional GMIB and EDB                          111.97   178.50   198.74  351.54          31.97    98.50   158.74  351.54

AXP(R) Variable Portfolio - Capital Resource Fund

      base contract with no optional riders          103.62   152.73   164.48  266.27          23.62    72.73   124.48  266.27
      optional BP                                    106.18   160.42   177.28  291.71          26.18    80.42   137.28  291.71
      optional BPP                                   107.72   165.01   184.90  306.67          27.72    85.01   144.90  306.67
      optional EDB                                   105.67   158.89   174.73  286.67          25.67    78.89   134.73  286.67
      optional GMIB and EDB                          111.97   178.50   198.74  351.54          31.97    98.50   158.74  351.54

AXP(R) Variable Portfolio - Diversified Equity
  Income Fund

      base contract with no optional riders          104.95   156.74   171.15  279.57          24.95    76.74   131.15  279.57
      optional BP                                    107.51   164.40   183.88  304.69          27.51    84.40   143.88  304.69
      optional BPP                                   109.05   168.98   191.46  319.46          29.05    88.98   151.46  319.46
      optional EDB                                   107.00   162.87   181.35  299.72          27.00    82.87   141.35  299.72
      optional GMIB and EDB                          113.30   182.47   205.31  364.37          33.30   102.47   165.31  364.37

AXP(R) Variable Portfolio - Extra Income Fund

      base contract with no optional riders          104.03   153.97   166.53  270.38          24.03    73.97   126.53  270.38
      optional BP                                    106.59   161.65   179.31  295.72          26.59    81.65   139.31  295.72
      optional BPP                                   108.13   166.24   186.92  310.62          28.13    86.24   146.92  310.62
      optional EDB                                   106.08   160.11   176.77  290.70          26.08    80.11   136.77  290.70
      optional GMIB and EDB                          112.38   179.72   200.77  355.51          32.38    99.72   160.77  355.51

AXP(R) Variable Portfolio - Federal Income Fund

      base contract with no optional riders          104.23   154.58   167.56  272.43          24.23    74.58   127.56  272.43
      optional BP                                    106.79   162.26   180.33  297.72          26.79    82.26   140.33  297.72
      optional BPP                                   108.33   166.85   187.93  312.59          28.33    86.85   147.93  312.59
      optional EDB                                   106.28   160.73   177.79  292.71          26.28    80.73   137.79  292.71
      optional GMIB and EDB                          112.58   180.33   201.78  357.49          32.58   100.33   161.78  357.49

                                        9

                                                       A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)

      base contract with no optional riders         $103.72  $153.04  $164.99 $267.30         $23.72  $ 73.04  $124.99 $267.30
      optional BP                                    106.28   160.73   177.79  292.71          26.28    80.73   137.79  292.71
      optional BPP                                   107.82   165.32   185.40  307.66          27.82    85.32   145.40  307.66
      optional EDB                                   105.77   159.19   175.24  287.68          25.77    79.19   135.24  287.68
      optional GMIB and EDB                          112.07   178.81   199.25  352.53          32.07    98.81   159.25  352.53

AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund

      base contract with no optional riders          111.00   174.77   200.98  337.86          31.00    94.77   160.98  337.86
      optional BP                                    113.56   182.34   213.40  361.53          33.56   102.34   173.40  361.53
      optional BPP                                   115.10   186.87   220.79  375.46          35.10   106.87   180.79  375.46
      optional EDB                                   113.05   180.83   210.93  356.85          33.05   100.83   170.93  356.85
      optional GMIB and EDB                          119.35   200.37   234.70  420.55          39.35   120.37   194.70  420.55

AXP(R) Variable Portfolio - Small Cap
   Advantage Fund

      base contract with no optional riders          107.51   164.40   183.88  304.69          27.51    84.40   143.88  304.69
      optional BP                                    110.07   172.03   196.48  329.19          30.07    92.03   156.48  329.19
      optional BPP                                   111.61   176.59   203.98  343.59          31.61    96.59   163.98  343.59
      optional EDB                                   109.56   170.51   193.97  324.34          29.56    90.51   153.97  324.34
      optional GMIB and EDB                          115.86   190.08   217.85  388.59          35.86   110.08   177.85  388.59

AIM V.I. Capital Appreciation Fund, Series I

      base contract with no optional riders          104.33   154.89   168.08  273.45          24.33    74.89   128.08  273.45
      optional BP                                    106.90   162.57   180.84  298.72          26.90    82.57   140.84  298.72
      optional BPP                                   108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58
      optional EDB                                   106.38   161.03   178.30  293.71          26.38    81.03   138.30  293.71
      optional GMIB and EDB                          112.68   180.64   202.28  358.47          32.68   100.64   162.28  358.47

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)

      base contract with no optional riders          104.33   154.89   168.08  273.45          24.33    74.89   128.08  273.45
      optional BP                                    106.90   162.57   180.84  298.72          26.90    82.57   140.84  298.72
      optional BPP                                   108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58
      optional EDB                                   106.38   161.03   178.30  293.71          26.38    81.03   138.30  293.71
      optional GMIB and EDB                          112.68   180.64   202.28  358.47          32.68   100.64   162.28  358.47

The Dreyfus Socially Responsible Growth Fund,
  Inc. - Initial Share Class

      base contract with no optional riders          103.62   152.73   164.48  266.27          23.62    72.73   124.48  266.27
      optional BP                                    106.18   160.42   177.28  291.71          26.18    80.42   137.28  291.71
      optional BPP                                   107.72   165.01   184.90  306.67          27.72    85.01   144.90  306.67
      optional EDB                                   105.67   158.89   174.73  286.67          25.67    78.89   134.73  286.67
      optional GMIB and EDB                          111.97   178.50   198.74  351.54          31.97    98.50   158.74  351.54

Fidelity VIP Dynamic Capital Appreciation
  Portfolio (Service Class 2)

      base contract with no optional riders          113.56   182.34   213.40  361.53          33.56   102.34   173.40  361.53
      optional BP                                    116.12   189.87   225.69  384.63          36.12   109.87   185.69  384.63
      optional BPP                                   117.66   194.38   233.00  398.20          37.66   114.38   193.00  398.20
      optional EDB                                   115.61   188.37   223.24  380.05          35.61   108.37   183.24  380.05
      optional GMIB and EDB                          121.91   207.89   246.93  443.36          41.91   127.89   206.93  443.36

                                       10

                                                       A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Fidelity VIP High Income Portfolio
  (Service Class 2)

      base contract with no optional riders         $105.67  $158.89  $174.73 $286.67         $25.67 $  78.89  $134.73 $286.67
      optional BP                                    108.23   166.54   187.42  311.61          28.23    86.54   147.42  311.61
      optional BPP                                   109.77   171.12   194.98  326.28          29.77    91.12   154.98  326.28
      optional EDB                                   107.72   165.01   184.90  306.67          27.72    85.01   144.90  306.67
      optional GMIB and EDB                          114.02   184.61   208.84  371.21          34.02   104.61   168.84  371.21

Fidelity VIP Mid Cap Portfolio (Service Class 2)

      base contract with no optional riders          105.26   157.66   172.69  282.62          25.26    77.66   132.69  282.62
      optional BP                                    107.82   165.32   185.40  307.66          27.82    85.32   145.40  307.66
      optional BPP                                   109.36   169.90   192.97  322.39          29.36    89.90   152.97  322.39
      optional EDB                                   107.31   163.79   182.87  302.70          27.31    83.79   142.87  302.70
      optional GMIB and EDB                          113.61   183.39   206.83  367.31          33.61   103.39   166.83  367.31

FTVIPT Franklin Income Securities Fund - Class 2

      base contract with no optional riders          103.62   152.73   164.48  266.27          23.62    72.73   124.48  266.27
      optional BP                                    106.18   160.42   177.28  291.71          26.18    80.42   137.28  291.71
      optional BPP                                   107.72   165.01   184.90  306.67          27.72    85.01   144.90  306.67
      optional EDB                                   105.67   158.89   174.73  286.67          25.67    78.89   134.73  286.67
      optional GMIB and EDB                          111.97   178.50   198.74  351.54          31.97    98.50   158.74  351.54

FTVIPT Franklin Real Estate Fund - Class 2

      base contract with no optional riders          104.23   154.58   167.56  272.43          24.23    74.58   127.56  272.43
      optional BP                                    106.79   162.26   180.33  297.72          26.79    82.26   140.33  297.72
      optional BPP                                   108.33   166.85   187.93  312.59          28.33    86.85   147.93  312.59
      optional EDB                                   106.28   160.73   177.79  292.71          26.28    80.73   137.79  292.71
      optional GMIB and EDB                          112.58   180.33   201.78  357.49          32.58   100.33   161.78  357.49

FTVIPT Franklin Small Cap Fund - Class 2

      base contract with no optional riders          105.97   159.81   176.26  289.69          25.97    79.81   136.26  289.69
      optional BP                                    108.54   167.46   188.94  314.56          28.54    87.46   148.94  314.56
      optional BPP                                   110.07   172.03   196.48  329.19          30.07    92.03   156.48  329.19
      optional EDB                                   108.02   165.93   186.41  309.64          28.02    85.93   146.41  309.64
      optional GMIB and EDB                          114.32   185.52   210.35  374.13          34.32   105.52   170.35  374.13

FTVIPT Franklin Small Cap Value
  Securities Fund - Class 2
(previously FTVIPT Franklin Value
  Securities Fund - Class 2)

      base contract with no optional riders          106.08   160.11   176.77  290.70          26.08    80.11   136.77  290.70
      optional BP                                    108.64   167.76   189.44  315.54          28.64    87.76   149.44  315.54
      optional BPP                                   110.18   172.33   196.98  330.15          30.18    92.33   156.98  330.15
      optional EDB                                   108.13   166.24   186.92  310.62          28.13    86.24   146.92  310.62
      optional GMIB and EDB                          114.43   185.83   210.85  375.10          34.43   105.83   170.85  375.10

FTVIPT Mutual Shares Securities Fund - Class 2

      base contract with no optional riders          106.28   160.73   177.79  292.71          26.28    80.73   137.79  292.71
      optional BP                                    108.84   168.37   190.45  317.50          28.84    88.37   150.45  317.50
      optional BPP                                   110.38   172.94   197.98  332.08          30.38    92.94   157.98  332.08
      optional EDB                                   108.33   166.85   187.93  312.59          28.33    86.85   147.93  312.59
      optional GMIB and EDB                          114.63   186.43   211.85  377.04          34.63   106.43   171.85  377.04

                                       11

                                                       A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Goldman Sachs VIT CORE(SM) U.S. Equity Fund

      base contract with no optional riders         $103.92  $153.66  $166.02 $269.35         $23.92  $ 73.66  $126.02 $269.35
      optional BP                                    106.49   161.34   178.81  294.72          26.49    81.34   138.81  294.72
      optional BPP                                   108.02   165.93   186.41  309.64          28.02    85.93   146.41  309.64
      optional EDB                                   105.97   159.81   176.26  289.69          25.97    79.81   136.26  289.69
      optional GMIB and EDB                          112.27   179.42   200.26  354.52          32.27    99.42   160.26  354.52

Goldman Sachs VIT Mid Cap Value Fund

      base contract with no optional riders          105.15   157.35   172.17  281.61          25.15    77.35   132.17  281.61
      optional BP                                    107.72   165.01   184.90  306.67          27.72    85.01   144.90  306.67
      optional BPP                                   109.25   169.59   192.46  321.41          29.25    89.59   152.46  321.41
      optional EDB                                   107.20   163.49   182.36  301.71          27.20    83.49   142.36  301.71
      optional GMIB and EDB                          113.50   183.08   206.32  366.33          33.50   103.08   166.32  366.33

MFS(R) Investors Trust Series - Initial Class

      base contract with no optional riders          104.85   156.43   170.64  278.56          24.85    76.43   130.64  278.56
      optional BP                                    107.41   164.10   183.38  303.70          27.41    84.10   143.38  303.70
      optional BPP                                   108.95   168.68   190.95  318.48          28.95    88.68   150.95  318.48
      optional EDB                                   106.90   162.57   180.84  298.72          26.90    82.57   140.84  298.72
      optional GMIB and EDB                          113.20   182.17   204.81  363.39          33.20   102.17   164.81  363.39

MFS(R) Utilities Series - Initial Class

      base contract with no optional riders          105.15   157.35   172.17  281.61          25.15    77.35   132.17  281.61
      optional BP                                    107.72   165.01   184.90  306.67          27.72    85.01   144.90  306.67
      optional BPP                                   109.25   169.59   192.46  321.41          29.25    89.59   152.46  321.41
      optional EDB                                   107.20   163.49   182.36  301.71          27.20    83.49   142.36  301.71
      optional GMIB and EDB                          113.50   183.08   206.32  366.33          33.50   103.08   166.32  366.33

Oppenheimer Global Securities Fund/VA,
  Service Shares

      base contract with no optional riders          105.36   157.97   173.20  283.63          25.36    77.97   133.20  283.63
      optional BP                                    107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65
      optional BPP                                   109.46   170.20   193.47  323.36          29.46    90.20   153.47  323.36
      optional EDB                                   107.41   164.10   183.38  303.70          27.41    84.10   143.38  303.70
      optional GMIB and EDB                          113.71   183.69   207.33  368.29          33.71   103.69   167.33  368.29

Oppenheimer Strategic Bond Fund/VA,
  Service Shares

      base contract with no optional riders          106.08   160.11   176.77  290.70          26.08    80.11   136.77  290.70
      optional BP                                    108.64   167.76   189.44  315.54          28.64    87.76   149.44  315.54
      optional BPP                                   110.18   172.33   196.98  330.15          30.18    92.33   156.98  330.15
      optional EDB                                   108.13   166.24   186.92  310.62          28.13    86.24   146.92  310.62
      optional GMIB and EDB                          114.43   185.83   210.85  375.10          34.43   105.83   170.85  375.10

Putnam VT Health Sciences Fund - Class IB Shares

      base contract with no optional riders          106.28   160.73   177.79  292.71          26.28    80.73   137.79  292.71
      optional BP                                    108.84   168.37   190.45  317.50          28.84    88.37   150.45  317.50
      optional BPP                                   110.38   172.94   197.98  332.08          30.38    92.94   157.98  332.08
      optional EDB                                   108.33   166.85   187.93  312.59          28.33    86.85   147.93  312.59
      optional GMIB and EDB                          114.63   186.43   211.85  377.04          34.63   106.43   171.85  377.04

                                       12

                                                       A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR 3 YEARS   5 YEARS 10 YEARS
Putnam VT International Growth Fund -
  Class IB Shares

      base contract with no optional riders         $107.82  $165.32  $185.40 $307.66         $27.82 $  85.32  $145.40 $307.66
      optional BP                                    110.38   172.94   197.98  332.08          30.38    92.94   157.98  332.08
      optional BPP                                   111.92   177.50   205.47  346.45          31.92    97.50   165.47  346.45
      optional EDB                                   109.87   171.42   195.48  327.25          29.87    91.42   155.48  327.25
      optional GMIB and EDB                          116.17   190.99   219.35  391.45          36.17   110.99   179.35  391.45

Putnam VT Vista Fund - Class IB Shares

      base contract with no optional riders          105.05   157.04   171.66  280.59          25.05    77.04   131.66  280.59
      optional BP                                    107.61   164.71   184.39  305.68          27.61    84.71   144.39  305.68
      optional BPP                                   109.15   169.29   191.96  320.44          29.15    89.29   151.96  320.44
      optional EDB                                   107.10   163.18   181.85  300.71          27.10    83.18   141.85  300.71
      optional GMIB and EDB                          113.40   182.78   205.82  365.35          33.40   102.78   165.82  365.35

Wells Fargo VT Asset Allocation Fund

      base contract with no optional riders          105.87   159.50   175.75  288.69          25.87    79.50   135.75  288.69
      optional BP                                    108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58
      optional BPP                                   109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22
      optional EDB                                   107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65
      optional GMIB and EDB                          114.22   185.22   209.84  373.16          34.22   105.22   169.84  373.16

Wells Fargo VT Corporate Bond Fund

      base contract with no optional riders          104.85   156.43   170.64  278.56          24.85    76.43   130.64  278.56
      optional BP                                    107.41   164.10   183.38  303.70          27.41    84.10   143.38  303.70
      optional BPP                                   108.95   168.68   190.95  318.48          28.95    88.68   150.95  318.48
      optional EDB                                   106.90   162.57   180.84  298.72          26.90    82.57   140.84  298.72
      optional GMIB and EDB                          113.20   182.17   204.81  363.39          33.20   102.17   164.81  363.39

Wells Fargo VT Equity Income Fund

      base contract with no optional riders          105.87   159.50   175.75  288.69          25.87    79.50   135.75  288.69
      optional BP                                    108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58
      optional BPP                                   109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22
      optional EDB                                   107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65
      optional GMIB and EDB                          114.22   185.22   209.84  373.16          34.22   105.22   169.84  373.16

Wells Fargo VT Equity Value Fund

      base contract with no optional riders          105.87   159.50   175.75  288.69          25.87    79.50   135.75  288.69
      optional BP                                    108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58
      optional BPP                                   109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22
      optional EDB                                   107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65
      optional GMIB and EDB                          114.22   185.22   209.84  373.16          34.22   105.22   169.84  373.16

Wells Fargo VT Growth Fund

      base contract with no optional riders          105.87   159.50   175.75  288.69          25.87    79.50   135.75  288.69
      optional BP                                    108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58
      optional BPP                                   109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22
      optional EDB                                   107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65
      optional GMIB and EDB                          114.22   185.22   209.84  373.16          34.22   105.22   169.84  373.16

                                       13

                                                       A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Wells Fargo VT International Equity Fund

      base contract with no optional riders         $105.87  $159.50  $175.75 $288.69         $25.87 $  79.50  $135.75 $288.69
      optional BP                                    108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58
      optional BPP                                   109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22
      optional EDB                                   107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65
      optional GMIB and EDB                          114.22   185.22   209.84  373.16          34.22   105.22   169.84  373.16

Wells Fargo VT Large Company Growth Fund

      base contract with no optional riders          105.87   159.50   175.75  288.69          25.87    79.50   135.75  288.69
      optional BP                                    108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58
      optional BPP                                   109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22
      optional EDB                                   107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65
      optional GMIB and EDB                          114.22   185.22   209.84  373.16          34.22   105.22   169.84  373.16

Wells Fargo VT Money Market Fund

      base contract with no optional riders          104.33   154.89   168.08  273.45          24.33    74.89   128.08  273.45
      optional BP                                    106.90   162.57   180.84  298.72          26.90    82.57   140.84  298.72
      optional BPP                                   108.43   167.15   188.43  313.58          28.43    87.15   148.43  313.58
      optional EDB                                   106.38   161.03   178.30  293.71          26.38    81.03   138.30  293.71
      optional GMIB and EDB                          112.68   180.64   202.28  358.47          32.68   100.64   162.28  358.47

Wells Fargo VT Small Cap Growth Fund

      base contract with no optional riders          107.92   165.63   185.91  308.65          27.92    85.63   145.91  308.65
      optional BP                                    110.48   173.25   198.48  333.05          30.48    93.25   158.48  333.05
      optional BPP                                   112.02   177.80   205.97  347.40          32.02    97.80   165.97  347.40
      optional EDB                                   109.97   171.73   195.98  328.22          29.97    91.73   155.98  328.22
      optional GMIB and EDB                          116.27   191.30   219.85  392.40          36.27   111.30   179.85  392.40

You would pay the following expenses on a $1,000 investment if you selected an EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE and assuming a 5% annual return and ...


                                                       A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR 3 YEARS   5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Blue Chip
  Advantage Fund

      base contract with no optional riders         $101.05  $145.01  $191.54 $240.19         $21.05 $  65.01  $111.54 $240.19
      optional BP                                    103.62   152.73   204.48  266.27          23.62    72.73   124.48  266.27
      optional BPP                                   105.15   157.35   212.17  281.61          25.15    77.35   132.17  281.61
      optional EDB                                   103.10   151.19   201.90  261.10          23.10    71.19   121.90  261.10
      optional GMIB and EDB                          109.40   170.83   226.00  326.39          29.40    90.83   146.00  326.39

AXP(R) Variable Portfolio - Capital Resource Fund

      base contract with no optional riders          101.05   145.01   191.54  240.19          21.05    65.01   111.54  240.19
      optional BP                                    103.62   152.73   204.48  266.27          23.62    72.73   124.48  266.27
      optional BPP                                   105.15   157.35   212.17  281.61          25.15    77.35   132.17  281.61
      optional EDB                                   103.10   151.19   201.90  261.10          23.10    71.19   121.90  261.10
      optional GMIB and EDB                          109.40   170.83   226.00  326.39          29.40    90.83   146.00  326.39

AXP(R) Variable Portfolio - Diversified Equity
  Income Fund

      base contract with no optional riders          102.39   149.03   198.28  253.83          22.39    69.03   118.28  253.83
      optional BP                                    104.95   156.74   211.15  279.57          24.95    76.74   131.15  279.57
      optional BPP                                   106.49   161.34   218.81  294.72          26.49    81.34   138.81  294.72
      optional EDB                                   104.44   155.20   208.59  274.48          24.44    75.20   128.59  274.48
      optional GMIB and EDB                          110.74   174.82   232.64  339.55          30.74    94.82   152.64  339.55

AXP(R) Variable Portfolio - Extra Income Fund

      base contract with no optional riders          101.46   146.25   193.62  244.40          21.46    66.25   113.62  244.40
      optional BP                                    104.03   153.97   206.53  270.38          24.03    73.97   126.53  270.38
      optional BPP                                   105.56   158.58   214.22  285.66          25.56    78.58   134.22  285.66
      optional EDB                                   103.51   152.43   203.96  265.23          23.51    72.43   123.96  265.23
      optional GMIB and EDB                          109.81   172.06   228.04  330.46          29.81    92.06   148.04  330.46

AXP(R) Variable Portfolio - Federal Income Fund

      base contract with no optional riders          101.67   146.86   194.66  246.50          21.67    66.86   114.66  246.50
      optional BP                                    104.23   154.58   207.56  272.43          24.23    74.58   127.56  272.43
      optional BPP                                   105.77   159.19   215.24  287.68          25.77    79.19   135.24  287.68
      optional EDB                                   103.72   153.04   204.99  267.30          23.72    73.04   124.99  267.30
      optional GMIB and EDB                          110.02   172.67   229.07  332.48          30.02    92.67   149.07  332.48

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)

      base contract with no optional riders          101.16   145.32   192.06  241.24          21.16    65.32   112.06  241.24
      optional BP                                    103.72   153.04   204.99  267.30          23.72    73.04   124.99  267.30
      optional BPP                                   105.26   157.66   212.69  282.62          25.26    77.66   132.69  282.62
      optional EDB                                   103.21   151.50   202.42  262.14          23.21    71.50   122.42  262.14
      optional GMIB and EDB                          109.51   171.14   226.51  327.41          29.51    91.14   146.51  327.41

AXP(R) Variable Portfolio - Partners Small Cap
  Value Fund

      base contract with no optional riders          108.43   167.15   228.43  313.58          28.43    87.15   148.43  313.58
      optional BP                                    111.00   174.77   240.98  337.86          31.00    94.77   160.98  337.86
      optional BPP                                   112.53   179.32   248.45  352.13          32.53    99.32   168.45  352.13
      optional EDB                                   110.48   173.25   238.48  333.05          30.48    93.25   158.48  333.05
      optional GMIB and EDB                          116.78   192.81   262.34  397.15          36.78   112.81   182.34  397.15

                                       15

                                                       A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Small Cap
  Advantage Fund

      base contract with no optional riders         $104.95  $156.74  $211.15 $279.57         $24.95 $  76.74  $131.15 $279.57
      optional BP                                    107.51   164.40   223.88  304.69          27.51    84.40   143.88  304.69
      optional BPP                                   109.05   168.98   231.46  319.46          29.05    88.98   151.46  319.46
      optional EDB                                   107.00   162.87   221.35  299.72          27.00    82.87   141.35  299.72
      optional GMIB and EDB                          113.30   182.47   245.31  364.37          33.30   102.47   165.31  364.37

AIM V.I. Capital Appreciation Fund, Series I

      base contract with no optional riders          101.77   147.17   195.18  247.55          21.77    67.17   115.18  247.55
      optional BP                                    104.33   154.89   208.08  273.45          24.33    74.89   128.08  273.45
      optional BPP                                   105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69
      optional EDB                                   103.82   153.35   205.51  268.32          23.82    73.35   125.51  268.32
      optional GMIB and EDB                          110.12   172.98   229.58  333.50          30.12    92.98   149.58  333.50

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)

      base contract with no optional riders          101.77   147.17   195.18  247.55          21.77    67.17   115.18  247.55
      optional BP                                    104.33   154.89   208.08  273.45          24.33    74.89   128.08  273.45
      optional BPP                                   105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69
      optional EDB                                   103.82   153.35   205.51  268.32          23.82    73.35   125.51  268.32
      optional GMIB and EDB                          110.12   172.98   229.58  333.50          30.12    92.98   149.58  333.50

The Dreyfus Socially Responsible Growth Fund,
  Inc. - Initial Share Class

      base contract with no optional riders          101.05   145.01   191.54  240.19          21.05    65.01   111.54  240.19
      optional BP                                    103.62   152.73   204.48  266.27          23.62    72.73   124.48  266.27
      optional BPP                                   105.15   157.35   212.17  281.61          25.15    77.35   132.17  281.61
      optional EDB                                   103.10   151.19   201.90  261.10          23.10    71.19   121.90  261.10
      optional GMIB and EDB                          109.40   170.83   226.00  326.39          29.40    90.83   146.00  326.39

Fidelity VIP Dynamic Capital Appreciation
  Portfolio (Service Class 2)

      base contract with no optional riders          111.00   174.77   240.98  337.86          31.00    94.77   160.98  337.86
      optional BP                                    113.56   182.34   253.40  361.53          33.56   102.34   173.40  361.53
      optional BPP                                   115.10   186.87   260.79  375.46          35.10   106.87   180.79  375.46
      optional EDB                                   113.05   180.83   250.93  356.85          33.05   100.83   170.93  356.85
      optional GMIB and EDB                          119.35   200.37   274.70  420.55          39.35   120.37   194.70  420.55

Fidelity VIP High Income Portfolio
  (Service Class 2)

      base contract with no optional riders          103.10   151.19   201.90  261.10          23.10    71.19   121.90  261.10
      optional BP                                    105.67   158.89   214.73  286.67          25.67    78.89   134.73  286.67
      optional BPP                                   107.20   163.49   222.36  301.71          27.20    83.49   142.36  301.71
      optional EDB                                   105.15   157.35   212.17  281.61          25.15    77.35   132.17  281.61
      optional GMIB and EDB                          111.45   176.97   236.20  346.56          31.45    96.97   156.20  346.56

Fidelity VIP Mid Cap Portfolio (Service Class 2)

      base contract with no optional riders          102.69   149.96   199.84  256.95          22.69    69.96   119.84  256.95
      optional BP                                    105.26   157.66   212.69  282.62          25.26    77.66   132.69  282.62
      optional BPP                                   106.79   162.26   220.33  297.72          26.79    82.26   140.33  297.72
      optional EDB                                   104.74   156.12   210.13  277.54          24.74    76.12   130.13  277.54
      optional GMIB and EDB                          111.04   175.74   234.17  342.56          31.04    95.74   154.17  342.56

                                       16

                                                       A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
FTVIPT Franklin Income Securities Fund - Class 2

      base contract with no optional riders         $101.05  $145.01  $191.54 $240.19         $21.05   $65.01  $111.54 $240.19
      optional BP                                    103.62   152.73   204.48  266.27          23.62    72.73   124.48  266.27
      optional BPP                                   105.15   157.35   212.17  281.61          25.15    77.35   132.17  281.61
      optional EDB                                   103.10   151.19   201.90  261.10          23.10    71.19   121.90  261.10
      optional GMIB and EDB                          109.40   170.83   226.00  326.39          29.40    90.83   146.00  326.39

FTVIPT Franklin Real Estate Fund - Class 2

      base contract with no optional riders          101.67   146.86   194.66  246.50          21.67    66.86   114.66  246.50
      optional BP                                    104.23   154.58   207.56  272.43          24.23    74.58   127.56  272.43
      optional BPP                                   105.77   159.19   215.24  287.68          25.77    79.19   135.24  287.68
      optional EDB                                   103.72   153.04   204.99  267.30          23.72    73.04   124.99  267.30
      optional GMIB and EDB                          110.02   172.67   229.07  332.48          30.02    92.67   149.07  332.48

FTVIPT Franklin Small Cap Fund - Class 2

      base contract with no optional riders          103.41   152.12   203.45  264.20          23.41    72.12   123.45  264.20
      optional BP                                    105.97   159.81   216.26  289.69          25.97    79.81   136.26  289.69
      optional BPP                                   107.51   164.40   223.88  304.69          27.51    84.40   143.88  304.69
      optional EDB                                   105.46   158.27   213.71  284.65          25.46    78.27   133.71  284.65
      optional GMIB and EDB                          111.76   177.89   237.73  349.55          31.76    97.89   157.73  349.55

FTVIPT Franklin Small Cap Value
  Securities Fund - Class 2
(previously FTVIPT Franklin Value
  Securities Fund - Class 2)

      base contract with no optional riders          103.51   152.43   203.96  265.23          23.51    72.43   123.96  265.23
      optional BP                                    106.08   160.11   216.77  290.70          26.08    80.11   136.77  290.70
      optional BPP                                   107.61   164.71   224.39  305.68          27.61    84.71   144.39  305.68
      optional EDB                                   105.56   158.58   214.22  285.66          25.56    78.58   134.22  285.66
      optional GMIB and EDB                          111.86   178.19   238.23  350.55          31.86    98.19   158.23  350.55

FTVIPT Mutual Shares Securities Fund - Class 2

      base contract with no optional riders          103.72   153.04   204.99  267.30          23.72    73.04   124.99  267.30
      optional BP                                    106.28   160.73   217.79  292.71          26.28    80.73   137.79  292.71
      optional BPP                                   107.82   165.32   225.40  307.66          27.82    85.32   145.40  307.66
      optional EDB                                   105.77   159.19   215.24  287.68          25.77    79.19   135.24  287.68
      optional GMIB and EDB                          112.07   178.81   239.25  352.53          32.07    98.81   159.25  352.53

Goldman Sachs VIT CORE(SM) U.S. Equity Fund

      base contract with no optional riders          101.36   145.94   193.10  243.35          21.36    65.94   113.10  243.35
      optional BP                                    103.92   153.66   206.02  269.35          23.92    73.66   126.02  269.35
      optional BPP                                   105.46   158.27   213.71  284.65          25.46    78.27   133.71  284.65
      optional EDB                                   103.41   152.12   203.45  264.20          23.41    72.12   123.45  264.20
      optional GMIB and EDB                          109.71   171.75   227.53  329.44          29.71    91.75   147.53  329.44

Goldman Sachs VIT Mid Cap Value Fund

      base contract with no optional riders          102.59   149.65   199.32  255.91          22.59    69.65   119.32  255.91
      optional BP                                    105.15   157.35   212.17  281.61          25.15    77.35   132.17  281.61
      optional BPP                                   106.69   161.95   219.82  296.72          26.69    81.95   139.82  296.72
      optional EDB                                   104.64   155.81   209.61  276.52          24.64    75.81   129.61  276.52
      optional GMIB and EDB                          110.94   175.44   233.66  341.56          30.94    95.44   153.66  341.56

                                       17

                                                       A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
MFS(R) Investors Trust Series - Initial Class

      base contract with no optional riders         $102.28  $148.72  $197.77 $252.79         $22.28 $  68.72  $117.77 $252.79
      optional BP                                    104.85   156.43   210.64  278.56          24.85    76.43   130.64  278.56
      optional BPP                                   106.38   161.03   218.30  293.71          26.38    81.03   138.30  293.71
      optional EDB                                   104.33   154.89   208.08  273.45          24.33    74.89   128.08  273.45
      optional GMIB and EDB                          110.63   174.52   232.13  338.54          30.63    94.52   152.13  338.54

MFS(R) Utilities Series - Initial Class

      base contract with no optional riders          102.59   149.65   199.32  255.91          22.59    69.65   119.32  255.91
      optional BP                                    105.15   157.35   212.17  281.61          25.15    77.35   132.17  281.61
      optional BPP                                   106.69   161.95   219.82  296.72          26.69    81.95   139.82  296.72
      optional EDB                                   104.64   155.81   209.61  276.52          24.64    75.81   129.61  276.52
      optional GMIB and EDB                          110.94   175.44   233.66  341.56          30.94    95.44   153.66  341.56

Oppenheimer Global Securities Fund/VA,
  Service Shares

      base contract with no optional riders          102.80   150.27   200.35  257.99          22.80    70.27   120.35  257.99
      optional BP                                    105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63
      optional BPP                                   106.90   162.57   220.84  298.72          26.90    82.57   140.84  298.72
      optional EDB                                   104.85   156.43   210.64  278.56          24.85    76.43   130.64  278.56
      optional GMIB and EDB                          111.15   176.05   234.68  343.56          31.15    96.05   154.68  343.56

Oppenheimer Strategic Bond Fund/VA,
  Service Shares

      base contract with no optional riders          103.51   152.43   203.96  265.23          23.51    72.43   123.96  265.23
      optional BP                                    106.08   160.11   216.77  290.70          26.08    80.11   136.77  290.70
      optional BPP                                   107.61   164.71   224.39  305.68          27.61    84.71   144.39  305.68
      optional EDB                                   105.56   158.58   214.22  285.66          25.56    78.58   134.22  285.66
      optional GMIB and EDB                          111.86   178.19   238.23  350.55          31.86    98.19   158.23  350.55

Putnam VT Health Sciences Fund - Class IB Shares

      base contract with no optional riders          103.72   153.04   204.99  267.30          23.72    73.04   124.99  267.30
      optional BP                                    106.28   160.73   217.79  292.71          26.28    80.73   137.79  292.71
      optional BPP                                   107.82   165.32   225.40  307.66          27.82    85.32   145.40  307.66
      optional EDB                                   105.77   159.19   215.24  287.68          25.77    79.19   135.24  287.68
      optional GMIB and EDB                          112.07   178.81   239.25  352.53          32.07    98.81   159.25  352.53

Putnam VT International Growth Fund -
  Class IB Shares

      base contract with no optional riders          105.26   157.66   212.69  282.62          25.26    77.66   132.69  282.62
      optional BP                                    107.82   165.32   225.40  307.66          27.82    85.32   145.40  307.66
      optional BPP                                   109.36   169.90   232.97  322.39          29.36    89.90   152.97  322.39
      optional EDB                                   107.31   163.79   222.87  302.70          27.31    83.79   142.87  302.70
      optional GMIB and EDB                          113.61   183.39   246.83  367.31          33.61   103.39   166.83  367.31

Putnam VT Vista Fund - Class IB Shares

      base contract with no optional riders          102.49   149.34   198.80  254.87          22.49    69.34   118.80  254.87
      optional BP                                    105.05   157.04   211.66  280.59          25.05    77.04   131.66  280.59
      optional BPP                                   106.59   161.65   219.31  295.72          26.59    81.65   139.31  295.72
      optional EDB                                   104.54   155.51   209.10  275.50          24.54    75.51   129.10  275.50
      optional GMIB and EDB                          110.84   175.13   233.15  340.55          30.84    95.13   153.15  340.55

                                       18

                                                       A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Wells Fargo VT Asset Allocation Fund

      base contract with no optional riders         $103.31  $151.81  $202.93 $263.17         $23.31   $71.81  $122.93 $263.17
      optional BP                                    105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69
      optional BPP                                   107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70
      optional EDB                                   105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63
      optional GMIB and EDB                          111.66   177.58   237.22  348.56          31.66    97.58   157.22  348.56

Wells Fargo VT Corporate Bond Fund

      base contract with no optional riders          102.28   148.72   197.77  252.79          22.28    68.72   117.77  252.79
      optional BP                                    104.85   156.43   210.64  278.56          24.85    76.43   130.64  278.56
      optional BPP                                   106.38   161.03   218.30  293.71          26.38    81.03   138.30  293.71
      optional EDB                                   104.33   154.89   208.08  273.45          24.33    74.89   128.08  273.45
      optional GMIB and EDB                          110.63   174.52   232.13  338.54          30.63    94.52   152.13  338.54

Wells Fargo VT Equity Income Fund

      base contract with no optional riders          103.31   151.81   202.93  263.17          23.31    71.81   122.93  263.17
      optional BP                                    105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69
      optional BPP                                   107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70
      optional EDB                                   105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63
      optional GMIB and EDB                          111.66   177.58   237.22  348.56          31.66    97.58   157.22  348.56

Wells Fargo VT Equity Value Fund

      base contract with no optional riders          103.31   151.81   202.93  263.17          23.31    71.81   122.93  263.17
      optional BP                                    105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69
      optional BPP                                   107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70
      optional EDB                                   105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63
      optional GMIB and EDB                          111.66   177.58   237.22  348.56          31.66    97.58   157.22  348.56

Wells Fargo VT Growth Fund

      base contract with no optional riders          103.31   151.81   202.93  263.17          23.31    71.81   122.93  263.17
      optional BP                                    105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69
      optional BPP                                   107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70
      optional EDB                                   105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63
      optional GMIB and EDB                          111.66   177.58   237.22  348.56          31.66    97.58   157.22  348.56

Wells Fargo VT International Equity Fund

      base contract with no optional riders          103.31   151.81   202.93  263.17          23.31    71.81   122.93  263.17
      optional BP                                    105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69
      optional BPP                                   107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70
      optional EDB                                   105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63
      optional GMIB and EDB                          111.66   177.58   237.22  348.56          31.66    97.58   157.22  348.56

Wells Fargo VT Large Company Growth Fund

      base contract with no optional riders          103.31   151.81   202.93  263.17          23.31    71.81   122.93  263.17
      optional BP                                    105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69
      optional BPP                                   107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70
      optional EDB                                   105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63
      optional GMIB and EDB                          111.66   177.58   237.22  348.56          31.66    97.58   157.22  348.56

                                       19

                                                       A TOTAL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                    1 YEAR  3 YEARS  5 YEARS 10 YEARS        1 YEAR  3 YEARS  5 YEARS 10 YEARS
Wells Fargo VT Money Market Fund

      base contract with no optional riders         $101.77  $147.17  $195.18 $247.55         $21.77 $  67.17  $115.18 $247.55
      optional BP                                    104.33   154.89   208.08  273.45          24.33    74.89   128.08  273.45
      optional BPP                                   105.87   159.50   215.75  288.69          25.87    79.50   135.75  288.69
      optional EDB                                   103.82   153.35   205.51  268.32          23.82    73.35   125.51  268.32
      optional GMIB and EDB                          110.12   172.98   229.58  333.50          30.12    92.98   149.58  333.50

Wells Fargo VT Small Cap Growth Fund

      base contract with no optional riders          105.36   157.97   213.20  283.63          25.36    77.97   133.20  283.63
      optional BP                                    107.92   165.63   225.91  308.65          27.92    85.63   145.91  308.65
      optional BPP                                   109.46   170.20   233.47  323.36          29.46    90.20   153.47  323.36
      optional EDB                                   107.41   164.10   223.38  303.70          27.41    84.10   143.38  303.70
      optional GMIB and EDB                          113.71   183.69   247.33  368.29          33.71   103.69   167.33  368.29



* In these examples, the $30 contract administrative charge is approximated as a 0.024% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in these tables. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.
** The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)


The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and did not have any activity as of the date of the financial statements.


YEAR ENDED DEC. 31,                                                           2001      2000       1999
---------------------------------------------------------------------------------------------------------
SUBACCOUNT PBCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $   0.96   $   1.09   $   1.00
Accumulation unit value at end of period                                   $   0.79   $   0.96   $   1.09
Number of accumulation units outstanding at end of period (000 omitted)         943        200         --
Ratio of operating expense to average net assets                               1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $   0.91   $   1.00         --
Accumulation unit value at end of period                                   $   0.75   $   0.91         --
Number of accumulation units outstanding at end of period (000 omitted)         282         81         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $   0.91   $   1.00         --
Accumulation unit value at end of period                                   $   0.75   $   0.91         --
Number of accumulation units outstanding at end of period (000 omitted)       1,097        789         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WBCA4(2) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO -
  BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $   0.91   $   1.00         --
Accumulation unit value at end of period                                   $   0.75   $   0.91         --
Number of accumulation units outstanding at end of period (000 omitted)         937        406         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                             $   0.83   $   1.00         --
Accumulation unit value at end of period                                   $   0.67   $   0.83         --
Number of accumulation units outstanding at end of period (000 omitted)          --         --         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                             $   0.83   $   1.00         --
Accumulation unit value at end of period                                   $   0.67   $   0.83         --
Number of accumulation units outstanding at end of period (000 omitted)         565        479         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                             $   0.83   $   1.00         --
Accumulation unit value at end of period                                   $   0.67   $   0.83         --
Number of accumulation units outstanding at end of period (000 omitted)         218         99         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAR6(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                             $   0.83   $   1.00         --
Accumulation unit value at end of period                                   $   0.67   $   0.83         --
Number of accumulation units outstanding at end of period (000 omitted)         217        104         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $   1.00   $   1.02   $   1.00
Accumulation unit value at end of period                                   $   1.01   $   1.00   $   1.02
Number of accumulation units outstanding at end of period (000 omitted)         342        244         --
Ratio of operating expense to average net assets                               1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $   1.08   $   1.00         --
Accumulation unit value at end of period                                   $   1.08   $   1.08         --
Number of accumulation units outstanding at end of period (000 omitted)         144         40         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------

                                       21

YEAR ENDED DEC. 31,                                                           2001      2000       1999
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $   1.08   $   1.00         --
Accumulation unit value at end of period                                   $   1.09   $   1.08         --
Number of accumulation units outstanding at end of period (000 omitted)         223         66         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WDEI4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $   1.08   $   1.00         --
Accumulation unit value at end of period                                   $   1.09   $   1.08         --
Number of accumulation units outstanding at end of period (000 omitted)         455         63         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT PEXI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  EXTRA INCOME FUND)
Accumulation unit value at beginning of period                             $   0.92   $   1.03   $   1.00
Accumulation unit value at end of period                                   $   0.96   $   0.92   $   1.03
Number of accumulation units outstanding at end of period (000 omitted)         821        278         --
Ratio of operating expense to average net assets                               1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WEXI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  EXTRA INCOME FUND)
Accumulation unit value at beginning of period                             $   0.87   $   1.00         --
Accumulation unit value at end of period                                   $   0.90   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)          90          8         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WEXI3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  EXTRA INCOME FUND)
Accumulation unit value at beginning of period                             $   0.87   $   1.00         --
Accumulation unit value at end of period                                   $   0.90   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)         633        310         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WEXI4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  EXTRA INCOME FUND)
Accumulation unit value at beginning of period                             $   0.88   $   1.00         --
Accumulation unit value at end of period                                   $   0.91   $   0.88         --
Number of accumulation units outstanding at end of period (000 omitted)         466        217         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $   1.05   $   1.00         --
Accumulation unit value at end of period                                   $   1.10   $   1.05         --
Number of accumulation units outstanding at end of period (000 omitted)         413         65         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $   1.05   $   1.00         --
Accumulation unit value at end of period                                   $   1.10   $   1.05         --
Number of accumulation units outstanding at end of period (000 omitted)       1,609        272         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $   1.05   $   1.00         --
Accumulation unit value at end of period                                   $   1.10   $   1.05         --
Number of accumulation units outstanding at end of period (000 omitted)       1,473        328         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WFDI6(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  FEDERAL INCOME FUND)
Accumulation unit value at beginning of period                             $   1.06   $   1.00         --
Accumulation unit value at end of period                                   $   1.12   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)         859        183         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $   1.03   $   1.15   $   1.00
Accumulation unit value at end of period                                   $   0.85   $   1.03   $   1.15
Number of accumulation units outstanding at end of period (000 omitted)       3,478      1,937         --
Ratio of operating expense to average net assets                               1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------

                                       22

YEAR ENDED DEC. 31,                                                           2001      2000       1999
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM1(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $   0.86   $   1.00         --
Accumulation unit value at end of period                                   $   0.70   $   0.86         --
Number of accumulation units outstanding at end of period (000 omitted)         363        198         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $   0.86   $   1.00         --
Accumulation unit value at end of period                                   $   0.71   $   0.86         --
Number of accumulation units outstanding at end of period (000 omitted)       3,128      2,130         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WNDM4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                             $   0.86   $   1.00         --
Accumulation unit value at end of period                                   $   0.71   $   0.86         --
Number of accumulation units outstanding at end of period (000 omitted)       1,815        868         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT PSCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $   1.14   $   1.11   $   1.00
Accumulation unit value at end of period                                   $   1.06   $   1.14   $   1.11
Number of accumulation units outstanding at end of period (000 omitted)         276         85         --
Ratio of operating expense to average net assets                               1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA1(2) (INVESTING IN SHARES OF AXP(R)VARIABLE PORTFOLIO -
  SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $   0.89   $   1.00         --
Accumulation unit value at end of period                                   $   0.82   $   0.89         --
Number of accumulation units outstanding at end of period (000 omitted)          79         39         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA3(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $   0.90   $   1.00         --
Accumulation unit value at end of period                                   $   0.83   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)         367        173         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCA4(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
  SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $   0.90   $   1.00         --
Accumulation unit value at end of period                                   $   0.83   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)         552         81         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT PCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL
  APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                             $   1.11   $   1.26   $   1.00
Accumulation unit value at end of period                                   $   0.84   $   1.11   $   1.26
Number of accumulation units outstanding at end of period (000 omitted)       3,345      1,103         --
Ratio of operating expense to average net assets                               1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAP1(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL
  APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                             $   0.75   $   1.00         --
Accumulation unit value at end of period                                   $   0.57   $   0.75         --
Number of accumulation units outstanding at end of period (000 omitted)         517        208         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAP3(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL
  APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                             $   0.75   $   1.00         --
Accumulation unit value at end of period                                   $   0.57   $   0.75         --
Number of accumulation units outstanding at end of period (000 omitted)       5,772      5,686         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WCAP4(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL
  APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                             $   0.75   $   1.00         --
Accumulation unit value at end of period                                   $   0.57   $   0.75         --
Number of accumulation units outstanding at end of period (000 omitted)       4,485      2,561         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------

                                       23

YEAR ENDED DEC. 31,                                                           2001      2000       1999
SUBACCOUNT PVAL1(1) (INVESTING IN SHARES OF AIM V.I.
  PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                             $   0.94   $   1.11   $   1.00
Accumulation unit value at end of period                                   $   0.81   $   0.94   $   1.11
Number of accumulation units outstanding at end of period (000 omitted)      10,352      4,769         --
Ratio of operating expense to average net assets                               1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAL1(2) (INVESTING IN SHARES OF AIM V.I.
  PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                             $   0.81   $   1.00         --
Accumulation unit value at end of period                                   $   0.69   $   0.81         --
Number of accumulation units outstanding at end of period (000 omitted)       1,830      1,087         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAL3(2) (INVESTING IN SHARES OF AIM V.I.
  PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                             $   0.81   $   1.00         --
Accumulation unit value at end of period                                   $   0.70   $   0.81         --
Number of accumulation units outstanding at end of period (000 omitted)       9,749      6,187         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WVAL4(2) (INVESTING IN SHARES OF AIM V.I.
  PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                             $   0.81   $   1.00         --
Accumulation unit value at end of period                                   $   0.70   $   0.81         --
Number of accumulation units outstanding at end of period (000 omitted)       9,987      5,200         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG1(2) (INVESTING IN SHARES OF THE DREYFUS
  SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                             $   0.90   $   1.00         --
Accumulation unit value at end of period                                   $   0.68   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)         384        364         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG3(2) (INVESTING IN SHARES OF THE DREYFUS
  SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                             $   0.90   $   1.00         --
Accumulation unit value at end of period                                   $   0.69   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)         792        355         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG4(2) (INVESTING IN SHARES OF THE DREYFUS
  SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                             $   0.90   $   1.00         --
Accumulation unit value at end of period                                   $   0.69   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)       1,356      1,009         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSRG6(2) (INVESTING IN SHARES OF THE DREYFUS
  SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARE CLASS)
Accumulation unit value at beginning of period                             $   0.90   $   1.00         --
Accumulation unit value at end of period                                   $   0.69   $   0.90         --
Number of accumulation units outstanding at end of period (000 omitted)       1,143        471         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WDYC1(3),(4) (INVESTING IN SHARES OF FIDELITY VIP
  DYNAMIC CAPITAL APPRECIATION PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                             $   1.00         --         --
Accumulation unit value at end of period                                   $   0.95         --         --
Number of accumulation units outstanding at end of period (000 omitted)          --         --         --
Ratio of operating expense to average net assets                               1.70%        --         --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WDYC3(3) (INVESTING IN SHARES OF FIDELITY VIP
  DYNAMIC CAPITAL APPRECIATION PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                             $   1.00         --         --
Accumulation unit value at end of period                                   $   0.95         --         --
Number of accumulation units outstanding at end of period (000 omitted)          61         --         --
Ratio of operating expense to average net assets                               1.50%        --         --
---------------------------------------------------------------------------------------------------------

                                       24

YEAR ENDED DEC. 31,                                                           2001      2000       1999
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WDYC4(3) (INVESTING IN SHARES OF FIDELITY VIP
  DYNAMIC CAPITAL APPRECIATION PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                             $   1.00         --         --
Accumulation unit value at end of period                                   $   0.95         --         --
Number of accumulation units outstanding at end of period (000 omitted)          66         --         --
Ratio of operating expense to average net assets                               1.45%        --         --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WDYC6(3) (INVESTING IN SHARES OF FIDELITY VIP
  DYNAMIC CAPITAL APPRECIATION PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                             $   1.00         --         --
Accumulation unit value at end of period                                   $   0.95         --         --
Number of accumulation units outstanding at end of period (000 omitted)         207         --         --
Ratio of operating expense to average net assets                               1.25%        --         --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WHIP1(3) (INVESTING IN SHARES OF FIDELITY VIP
  HIGH INCOME PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                             $   1.00         --         --
Accumulation unit value at end of period                                   $   0.91         --         --
Number of accumulation units outstanding at end of period (000 omitted)          43         --         --
Ratio of operating expense to average net assets                               1.70%        --         --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WHIP3(3) (INVESTING IN SHARES OF FIDELITY VIP
  HIGH INCOME PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                             $   1.00         --         --
Accumulation unit value at end of period                                   $   0.91         --         --
Number of accumulation units outstanding at end of period (000 omitted)          42         --         --
Ratio of operating expense to average net assets                               1.50%        --         --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WHIP4(3) (INVESTING IN SHARES OF FIDELITY VIP
  HIGH INCOME PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                             $   1.00         --         --
Accumulation unit value at end of period                                   $   0.91         --         --
Number of accumulation units outstanding at end of period (000 omitted)          58         --         --
Ratio of operating expense to average net assets                               1.45%        --         --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WHIP6(3) (INVESTING IN SHARES OF FIDELITY VIP
  HIGH INCOME PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                             $   1.00         --         --
Accumulation unit value at end of period                                   $   0.91         --         --
Number of accumulation units outstanding at end of period (000 omitted)         178         --         --
Ratio of operating expense to average net assets                               1.25%        --         --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC1(3) (INVESTING IN SHARES OF FIDELITY VIP MID
  CAP PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                             $   1.00         --         --
Accumulation unit value at end of period                                   $   1.06         --         --
Number of accumulation units outstanding at end of period (000 omitted)          13         --         --
Ratio of operating expense to average net assets                               1.70%        --         --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC3(3) (INVESTING IN SHARES OF FIDELITY VIP MID
  CAP PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                             $   1.00         --         --
Accumulation unit value at end of period                                   $   1.06         --         --
Number of accumulation units outstanding at end of period (000 omitted)         156         --         --
Ratio of operating expense to average net assets                               1.50%        --         --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC4(3) (INVESTING IN SHARES OF FIDELITY VIP MID
  CAP PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                             $   1.00         --         --
Accumulation unit value at end of period                                   $   1.06         --         --
Number of accumulation units outstanding at end of period (000 omitted)         367         --         --
Ratio of operating expense to average net assets                               1.45%        --         --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMDC6(3) (INVESTING IN SHARES OF FIDELITY VIP MID
  CAP PORTFOLIO (SERVICE CLASS 2))
Accumulation unit value at beginning of period                             $   1.00         --         --
Accumulation unit value at end of period                                   $   1.06         --         --
Number of accumulation units outstanding at end of period (000 omitted)         522         --         --
Ratio of operating expense to average net assets                               1.25%        --         --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WISE1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  INCOME SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   0.99   $   1.00         --
Accumulation unit value at end of period                                   $   0.98   $   0.99         --
Number of accumulation units outstanding at end of period (000 omitted)         413        157         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------

                                       25

YEAR ENDED DEC. 31,                                                           2001      2000       1999
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WISE3(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME
  SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   0.99   $   1.00         --
Accumulation unit value at end of period                                   $   0.98   $   0.99         --
Number of accumulation units outstanding at end of period (000 omitted)       1,111        101         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WISE4(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME
  SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   0.99   $   1.00         --
Accumulation unit value at end of period                                   $   0.99   $   0.99         --
Number of accumulation units outstanding at end of period (000 omitted)       2,006        287         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WISE6(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN INCOME
  SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   1.16   $   1.00         --
Accumulation unit value at end of period                                   $   1.15   $   1.16         --
Number of accumulation units outstanding at end of period (000 omitted)       1,020        153         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL
  ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   1.18   $   1.00         --
Accumulation unit value at end of period                                   $   1.25   $   1.18         --
Number of accumulation units outstanding at end of period (000 omitted)         125          6         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES3(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL
  ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   1.18   $   1.00         --
Accumulation unit value at end of period                                   $   1.26   $   1.18         --
Number of accumulation units outstanding at end of period (000 omitted)         232         92         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES4(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL
  ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   1.18   $   1.00         --
Accumulation unit value at end of period                                   $   1.26   $   1.18         --
Number of accumulation units outstanding at end of period (000 omitted)         373         72         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WRES6(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN REAL
  ESTATE FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   1.34   $   1.00         --
Accumulation unit value at end of period                                   $   1.42   $   1.34         --
Number of accumulation units outstanding at end of period (000 omitted)         488        144         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT PSMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   1.21   $   1.43   $   1.00
Accumulation unit value at end of period                                   $   1.01   $   1.21   $   1.43
Number of accumulation units outstanding at end of period (000 omitted)       2,844        855         --
Ratio of operating expense to average net assets                               1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC1(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   0.60   $   1.00         --
Accumulation unit value at end of period                                   $   0.50   $   0.60         --
Number of accumulation units outstanding at end of period (000 omitted)         617        120         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC3(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   0.61   $   1.00         --
Accumulation unit value at end of period                                   $   0.51   $   0.61         --
Number of accumulation units outstanding at end of period (000 omitted)       2,597        797         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSMC4(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   0.65   $   1.00         --
Accumulation unit value at end of period                                   $   0.55   $   0.65         --
Number of accumulation units outstanding at end of period (000 omitted)       3,330      1,583         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------

                                       26

YEAR ENDED DEC. 31,                                                           2001      2000       1999
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS1(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES
  SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   1.11   $   1.00         --
Accumulation unit value at end of period                                   $   1.17   $   1.11         --
Number of accumulation units outstanding at end of period (000 omitted)          24          6         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS3(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES
  SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   1.11   $   1.00         --
Accumulation unit value at end of period                                   $   1.17   $   1.11         --
Number of accumulation units outstanding at end of period (000 omitted)         324         39         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS4(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES
  SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   1.11   $   1.00         --
Accumulation unit value at end of period                                   $   1.17   $   1.11         --
Number of accumulation units outstanding at end of period (000 omitted)         691        102         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMSS6(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES
  SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                             $   1.18   $   1.00         --
Accumulation unit value at end of period                                   $   1.24   $   1.18         --
Number of accumulation units outstanding at end of period (000 omitted)         646         36         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE1(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                             $   0.91   $   1.00         --
Accumulation unit value at end of period                                   $   0.79   $   0.91         --
Number of accumulation units outstanding at end of period (000 omitted)         286        102         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE3(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                             $   0.92   $   1.00         --
Accumulation unit value at end of period                                   $   0.79   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)       1,017        587         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE4(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                             $   0.92   $   1.00         --
Accumulation unit value at end of period                                   $   0.79   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)       1,465        633         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WUSE6(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  CORE(SM) U.S. EQUITY FUND)
Accumulation unit value at beginning of period                             $   0.92   $   1.00         --
Accumulation unit value at end of period                                   $   0.80   $   0.92         --
Number of accumulation units outstanding at end of period (000 omitted)       2,083      1,204         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI1(2),(5) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  GLOBAL INCOME FUND)
Accumulation unit value at beginning of period                             $   1.06   $   1.00         --
Accumulation unit value at end of period                                   $   1.10   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)         171         63         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI3(2),(5) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  GLOBAL INCOME FUND)
Accumulation unit value at beginning of period                             $   1.07   $   1.00         --
Accumulation unit value at end of period                                   $   1.10   $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)         205         58         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI4(2),(5) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  GLOBAL INCOME FUND)
Accumulation unit value at beginning of period                             $   1.07   $   1.00         --
Accumulation unit value at end of period                                   $   1.10   $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)         195        135         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------

                                       27

YEAR ENDED DEC. 31,                                                           2001      2000       1999
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WGLI6(2),(5) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  GLOBAL INCOME FUND)
Accumulation unit value at beginning of period                             $   1.07   $   1.00         --
Accumulation unit value at end of period                                   $   1.10   $   1.07         --
Number of accumulation units outstanding at end of period (000 omitted)         372        187         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT SITO2(5),(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  INTERNET TOLLKEEPER FUND(SM))
Accumulation unit value at beginning of period                             $   0.67   $   1.00         --
Accumulation unit value at end of period                                   $   0.44   $   0.67         --
Number of accumulation units outstanding at end of period (000 omitted)         536        420         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WITO1(5),(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  INTERNET TOLLKEEPER FUND(SM))
Accumulation unit value at beginning of period                             $   0.67   $   1.00         --
Accumulation unit value at end of period                                   $   0.44   $   0.67         --
Number of accumulation units outstanding at end of period (000 omitted)         112         31         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WITO4(5),(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  INTERNET TOLLKEEPER FUND(SM))
Accumulation unit value at beginning of period                             $   0.67   $   1.00         --
Accumulation unit value at end of period                                   $   0.44   $   0.67         --
Number of accumulation units outstanding at end of period (000 omitted)       1,129        584         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WITO6(5),(6) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  INTERNET TOLLKEEPER FUND(SM))
Accumulation unit value at beginning of period                             $   0.67   $   1.00         --
Accumulation unit value at end of period                                   $   0.44   $   0.67         --
Number of accumulation units outstanding at end of period (000 omitted)         396        110         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMCV1(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  MID CAP VALUE FUND)
Accumulation unit value at beginning of period                             $   1.41   $   1.00         --
Accumulation unit value at end of period                                   $   1.56   $   1.41         --
Number of accumulation units outstanding at end of period (000 omitted)         321         60         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMCV3(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  MID CAP VALUE FUND)
Accumulation unit value at beginning of period                             $   1.41   $   1.00         --
Accumulation unit value at end of period                                   $   1.56   $   1.41         --
Number of accumulation units outstanding at end of period (000 omitted)         626        220         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMCV4(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  MID CAP VALUE FUND)
Accumulation unit value at beginning of period                             $   1.41   $   1.00         --
Accumulation unit value at end of period                                   $   1.56   $   1.41         --
Number of accumulation units outstanding at end of period (000 omitted)         982        307         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMCV6(2) (INVESTING IN SHARES OF GOLDMAN SACHS VIT
  MID CAP VALUE FUND)
Accumulation unit value at beginning of period                             $   1.42   $   1.00         --
Accumulation unit value at end of period                                   $   1.57   $   1.42         --
Number of accumulation units outstanding at end of period (000 omitted)       1,091        414         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT PGIS1(1) (INVESTING IN SHARES OF MFS(R) INVESTORS
  TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                             $   1.04   $   1.05   $   1.00
Accumulation unit value at end of period                                   $   0.86   $   1.04   $   1.05
Number of accumulation units outstanding at end of period (000 omitted)       1,377        295         --
Ratio of operating expense to average net assets                               1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS1(2) (INVESTING IN SHARES OF MFS(R) INVESTORS
  TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                             $   1.02   $   1.00         --
Accumulation unit value at end of period                                   $   0.84   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)         151         15         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------

                                       28

YEAR ENDED DEC. 31,                                                           2001      2000       1999
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS3(2) (INVESTING IN SHARES OF MFS(R)INVESTORS TRUST
  SERIES -  INITIAL CLASS)
Accumulation unit value at beginning of period                             $   1.02   $   1.00         --
Accumulation unit value at end of period                                   $   0.84   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)       1,473        440         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WGIS4(2) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST
  SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                             $   1.02   $   1.00         --
Accumulation unit value at end of period                                   $   0.84   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)       1,420        385         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT PUTS1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES -
  INITIAL CLASS)
Accumulation unit value at beginning of period                             $   1.20   $   1.14   $   1.00
Accumulation unit value at end of period                                   $   0.90   $   1.20   $   1.14
Number of accumulation units outstanding at end of period (000 omitted)       1,999      1,109         --
Ratio of operating expense to average net assets                               1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WUTS1(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES -
  INITIAL CLASS)
Accumulation unit value at beginning of period                             $   0.85   $   1.00         --
Accumulation unit value at end of period                                   $   0.63   $   0.85         --
Number of accumulation units outstanding at end of period (000 omitted)         713        171         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WUTS3(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES -
  INITIAL CLASS)
Accumulation unit value at beginning of period                             $   0.85   $   1.00         --
Accumulation unit value at end of period                                   $   0.63   $   0.85         --
Number of accumulation units outstanding at end of period (000 omitted)       2,824      1,785         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WUTS4(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES -
  INITIAL CLASS)
Accumulation unit value at beginning of period                             $   0.93   $   1.00         --
Accumulation unit value at end of period                                   $   0.69   $   0.93         --
Number of accumulation units outstanding at end of period (000 omitted)       4,300      2,083         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT
  INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $   1.15   $   1.29   $   1.00
Accumulation unit value at end of period                                   $   0.90   $   1.15   $   1.29
Number of accumulation units outstanding at end of period (000 omitted)       4,731      2,474         --
Ratio of operating expense to average net assets                               1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR1(2) (INVESTING IN SHARES OF PUTNAM VT
  INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $   0.75   $   1.00         --
Accumulation unit value at end of period                                   $   0.58   $   0.75         --
Number of accumulation units outstanding at end of period (000 omitted)       1,244        708         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR3(2) (INVESTING IN SHARES OF PUTNAM VT
  INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $   0.75   $   1.00         --
Accumulation unit value at end of period                                   $   0.59   $   0.75         --
Number of accumulation units outstanding at end of period (000 omitted)       4,040      2,678         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WIGR4(2) (INVESTING IN SHARES OF PUTNAM VT
  INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                             $   0.75   $   1.00         --
Accumulation unit value at end of period                                   $   0.59   $   0.75         --
Number of accumulation units outstanding at end of period (000 omitted)       6,094      3,827         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT PVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
  CLASS IB SHARES)
Accumulation unit value at beginning of period                             $   1.23   $   1.30   $   1.00
Accumulation unit value at end of period                                   $   0.81   $   1.23   $   1.30
Number of accumulation units outstanding at end of period (000 omitted)       4,035      1,798         --
Ratio of operating expense to average net assets                               1.25%      1.25%      1.25%
---------------------------------------------------------------------------------------------------------

                                       29

YEAR ENDED DEC. 31,                                                           2001      2000       1999
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WVIS1(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
  CLASS IB SHARES)
Accumulation unit value at beginning of period                             $   0.73   $   1.00         --
Accumulation unit value at end of period                                   $   0.48   $   0.73         --
Number of accumulation units outstanding at end of period (000 omitted)       1,676        814         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WVIS3(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
  CLASS IB SHARES)
Accumulation unit value at beginning of period                             $   0.74   $   1.00         --
Accumulation unit value at end of period                                   $   0.48   $   0.74         --
Number of accumulation units outstanding at end of period (000 omitted)       4,624      2,513         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WVIS4(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND -
  CLASS IB SHARES)
Accumulation unit value at beginning of period                             $   0.74   $   1.00         --
Accumulation unit value at end of period                                   $   0.48   $   0.74         --
Number of accumulation units outstanding at end of period (000 omitted)       6,122      3,255         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAL1(2) (INVESTING IN SHARES OF WELLS FARGO VT
  ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                             $   0.98   $   1.00         --
Accumulation unit value at end of period                                   $   0.90   $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)       1,777        480         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAL3(2) (INVESTING IN SHARES OF WELLS FARGO VT
  ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                             $   0.98   $   1.00         --
Accumulation unit value at end of period                                   $   0.90   $   0.98         --
Number of accumulation units outstanding at end of period (000 omitted)       7,089      2,048         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAL4(2) (INVESTING IN SHARES OF WELLS FARGO VT
  ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                             $   0.99   $   1.00         --
Accumulation unit value at end of period                                   $   0.90   $   0.99         --
Number of accumulation units outstanding at end of period (000 omitted)      10,263      5,333         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WAAL6(2) (INVESTING IN SHARES OF WELLS FARGO VT
  ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                             $   0.99   $   1.00         --
Accumulation unit value at end of period                                   $   0.91   $   0.99         --
Number of accumulation units outstanding at end of period (000 omitted)       6,593      3,351         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD1(2) (INVESTING IN SHARES OF WELLS FARGO VT
  CORPORATE BOND FUND)
Accumulation unit value at beginning of period                             $   1.06   $   1.00         --
Accumulation unit value at end of period                                   $   1.12   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)         548         68         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD3(2) (INVESTING IN SHARES OF WELLS FARGO VT
  CORPORATE BOND FUND)
Accumulation unit value at beginning of period                             $   1.06   $   1.00         --
Accumulation unit value at end of period                                   $   1.12   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)       1,373        321         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD4(2) (INVESTING IN SHARES OF WELLS FARGO VT
  CORPORATE BOND FUND)
Accumulation unit value at beginning of period                             $   1.06   $   1.00         --
Accumulation unit value at end of period                                   $   1.12   $   1.06         --
Number of accumulation units outstanding at end of period (000 omitted)       1,386        644         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WCBD6(2) (INVESTING IN SHARES OF WELLS FARGO VT
  CORPORATE BOND FUND)
Accumulation unit value at beginning of period                             $   1.08   $   1.00         --
Accumulation unit value at end of period                                   $   1.14   $   1.08         --
Number of accumulation units outstanding at end of period (000 omitted)       1,545        660         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------

                                       30

YEAR ENDED DEC. 31,                                                           2001      2000       1999
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI1(2) (INVESTING IN SHARES OF WELLS FARGO VT
  EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $   1.12   $   1.00         --
Accumulation unit value at end of period                                   $   1.05   $   1.12         --
Number of accumulation units outstanding at end of period (000 omitted)         522        104         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI3(2) (INVESTING IN SHARES OF WELLS FARGO VT
  EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $   1.13   $   1.00         --
Accumulation unit value at end of period                                   $   1.05   $   1.13         --
Number of accumulation units outstanding at end of period (000 omitted)       1,972        437         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI4(2) (INVESTING IN SHARES OF WELLS FARGO VT
  EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $   1.13   $   1.00         --
Accumulation unit value at end of period                                   $   1.05   $   1.13         --
Number of accumulation units outstanding at end of period (000 omitted)       2,076        834         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQI6(2) (INVESTING IN SHARES OF WELLS FARGO VT
  EQUITY INCOME FUND)
Accumulation unit value at beginning of period                             $   1.13   $   1.00         --
Accumulation unit value at end of period                                   $   1.06   $   1.13         --
Number of accumulation units outstanding at end of period (000 omitted)       2,814        765         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV1(2) (INVESTING IN SHARES OF WELLS FARGO VT
  EQUITY VALUE FUND)
Accumulation unit value at beginning of period                             $   1.09   $   1.00         --
Accumulation unit value at end of period                                   $   1.00   $   1.09         --
Number of accumulation units outstanding at end of period (000 omitted)         307        136         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV3(2) (INVESTING IN SHARES OF WELLS FARGO VT
  EQUITY VALUE FUND)
Accumulation unit value at beginning of period                             $   1.09   $   1.00         --
Accumulation unit value at end of period                                   $   1.00   $   1.09         --
Number of accumulation units outstanding at end of period (000 omitted)         448         53         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV4(2) (INVESTING IN SHARES OF WELLS FARGO VT
  EQUITY VALUE FUND)
Accumulation unit value at beginning of period                             $   1.09   $   1.00         --
Accumulation unit value at end of period                                   $   1.00   $   1.09         --
Number of accumulation units outstanding at end of period (000 omitted)         530        191         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WEQV6(2) (INVESTING IN SHARES OF WELLS FARGO VT
  EQUITY VALUE FUND)
Accumulation unit value at beginning of period                             $   1.09   $   1.00         --
Accumulation unit value at end of period                                   $   1.01   $   1.09         --
Number of accumulation units outstanding at end of period (000 omitted)         569         36         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO1(2) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                             $   0.87   $   1.00         --
Accumulation unit value at end of period                                   $   0.69   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)          95         42         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO3(2) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                             $   0.87   $   1.00         --
Accumulation unit value at end of period                                   $   0.69   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)         367        206         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO4(2) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                             $   0.87   $   1.00         --
Accumulation unit value at end of period                                   $   0.69   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)         603        402         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------

                                       31

YEAR ENDED DEC. 31,                                                           2001      2000       1999
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WGRO6(2) (INVESTING IN SHARES OF WELLS FARGO VT GROWTH FUND)
Accumulation unit value at beginning of period                             $   0.87   $   1.00         --
Accumulation unit value at end of period                                   $   0.70   $   0.87         --
Number of accumulation units outstanding at end of period (000 omitted)         908        340         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ1(7) (INVESTING IN SHARES OF WELLS FARGO VT
  INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                             $   0.89   $   1.00         --
Accumulation unit value at end of period                                   $   0.73   $   0.89         --
Number of accumulation units outstanding at end of period (000 omitted)          62          6         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ3(7) (INVESTING IN SHARES OF WELLS FARGO VT
  INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                             $   0.89   $   1.00         --
Accumulation unit value at end of period                                   $   0.74   $   0.89         --
Number of accumulation units outstanding at end of period (000 omitted)         375         74         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ4(7) (INVESTING IN SHARES OF WELLS FARGO VT
  INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                             $   0.89   $   1.00         --
Accumulation unit value at end of period                                   $   0.74   $   0.89         --
Number of accumulation units outstanding at end of period (000 omitted)         290        104         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WIEQ6(7) (INVESTING IN SHARES OF WELLS FARGO VT
  INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                             $   0.89   $   1.00         --
Accumulation unit value at end of period                                   $   0.74   $   0.89         --
Number of accumulation units outstanding at end of period (000 omitted)         561         88         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG1(2) (INVESTING IN SHARES OF WELLS FARGO VT
  LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                             $   0.95   $   1.00         --
Accumulation unit value at end of period                                   $   0.74   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)       2,622      1,011         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG3(2) (INVESTING IN SHARES OF WELLS FARGO VT
  LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                             $   0.95   $   1.00         --
Accumulation unit value at end of period                                   $   0.74   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)      10,689      4,598         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG4(2) (INVESTING IN SHARES OF WELLS FARGO VT
  LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                             $   0.95   $   1.00         --
Accumulation unit value at end of period                                   $   0.74   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)      12,882      6,802         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WLCG6(2) (INVESTING IN SHARES OF WELLS FARGO VT
  LARGE COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                             $   0.95   $   1.00         --
Accumulation unit value at end of period                                   $   0.74   $   0.95         --
Number of accumulation units outstanding at end of period (000 omitted)      12,015      5,711         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMMK1(2) (INVESTING IN SHARES OF WELLS FARGO VT
  MONEY MARKET FUND)
Accumulation unit value at beginning of period                             $   1.02   $   1.00         --
Accumulation unit value at end of period                                   $   1.04   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)       1,117        404         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
Simple yield(8)                                                                0.03%      3.30%        --
Compound yield(8)                                                              0.03%      3.36%        --
---------------------------------------------------------------------------------------------------------

                                       32

YEAR ENDED DEC. 31,                                                           2001      2000       1999
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMMK3(2) (INVESTING IN SHARES OF WELLS FARGO VT
  MONEY MARKET FUND)
Accumulation unit value at beginning of period                             $   1.02   $   1.00         --
Accumulation unit value at end of period                                   $   1.04   $   1.02         --
Number of accumulation units outstanding at end of period (000 omitted)       8,907      2,106         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
Simple yield(8)                                                                0.23%      3.51%        --
Compound yield(8)                                                              0.23%      3.57%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMMK4(2) (INVESTING IN SHARES OF WELLS FARGO VT
  MONEY MARKET FUND)
Accumulation unit value at beginning of period                             $   1.03   $   1.00         --
Accumulation unit value at end of period                                   $   1.05   $   1.03         --
Number of accumulation units outstanding at end of period (000 omitted)       7,943      3,801         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
Simple yield(8)                                                                0.28%      3.55%        --
Compound yield(8)                                                              0.28%      3.61%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WMMK6(2) (INVESTING IN SHARES OF WELLS FARGO VT
  MONEY MARKET FUND)
Accumulation unit value at beginning of period                             $   1.04   $   1.00         --
Accumulation unit value at end of period                                   $   1.06   $   1.04         --
Number of accumulation units outstanding at end of period (000 omitted)       4,984      1,717         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
Simple yield(8)                                                                0.49%      3.76%        --
Compound yield(8)                                                              0.49%      3.83%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG1(2) (INVESTING IN SHARES OF WELLS FARGO VT
  SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                             $   0.56   $   1.00         --
Accumulation unit value at end of period                                   $   0.41   $   0.56         --
Number of accumulation units outstanding at end of period (000 omitted)         911        445         --
Ratio of operating expense to average net assets                               1.70%      1.70%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG3(2) (INVESTING IN SHARES OF WELLS FARGO VT
  SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                             $   0.56   $   1.00         --
Accumulation unit value at end of period                                   $   0.41   $   0.56         --
Number of accumulation units outstanding at end of period (000 omitted)       3,655      2,209         --
Ratio of operating expense to average net assets                               1.50%      1.50%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG4(2) (INVESTING IN SHARES OF WELLS FARGO VT
  SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                             $   0.56   $   1.00         --
Accumulation unit value at end of period                                   $   0.41   $   0.56         --
Number of accumulation units outstanding at end of period (000 omitted)       3,996      1,923         --
Ratio of operating expense to average net assets                               1.45%      1.45%        --
---------------------------------------------------------------------------------------------------------
SUBACCOUNT WSCG6(2) (INVESTING IN SHARES OF WELLS FARGO VT
  SMALL CAP GROWTH FUND)
Accumulation unit value at beginning of period                             $   0.56   $   1.00         --
Accumulation unit value at end of period                                   $   0.42   $   0.56         --
Number of accumulation units outstanding at end of period (000 omitted)       4,983      2,024         --
Ratio of operating expense to average net assets                               1.25%      1.25%        --
---------------------------------------------------------------------------------------------------------



(1) Operations commenced on Nov. 9, 1999.
(2) Operations commenced on March 3, 2000.
(3) Operations commenced on May 1, 2001.
(4) The subaccount had no activity as of Dec. 31, 2001.
(5) Effective May 1, 2002 Goldman Sachs VIT Global Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund(SM) will no longer be offered.
(6) Operations commenced on May 1, 2000.
(7) Operations commenced on July 3, 2000.
(8) Net of annual contract administrative charge and mortality and expense risk fee.


FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and have not had any activity as of the date of the financial statements. You can find our audited financial statements later in this prospectus.

PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. For some subaccounts we do not provide any performance information because they are new and have not had any activity. However, we show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.


Total return figures do not reflect any purchase payment credits.


We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-  contract administrative charge,
-  variable account administrative charge,


-  EDB fee,
-  GMIB fee,


-  applicable mortality and expense risk fee, and
- withdrawal charge (assuming a withdrawal at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the Benefit Protector fee or the Benefit Protector Plus fee.


We also show optional total return quotations that do not reflect deduction of the withdrawal charge (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



------------------ ---------------------------- ------------------------------------------- -----------------------------
 SUBACCOUNT        INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
------------------ ---------------------------- ------------------------------------------- -----------------------------
PBCA1              AXP(R) Variable Portfolio -  Objective: long-term total return           IDS Life Insurance Company
WBCA1              Blue Chip Advantage Fund     exceeding that of the U.S. stock market.    (IDS Life), investment
WBCA3                                           Invests primarily in blue chip stocks. Blue manager; American Express
WBCA4                                           chip stocks are issued by companies with a  Financial Corporation (AEFC),
                                                a market capitalization of at least         investment adviser.
                                                $1 billion, an established management, a
                                                history of consistent earnings and a
                                                leading position within their respective
                                                industries.

WCAR1              AXP(R) Variable Portfolio -  Objective: capital appreciation. Invests    IDS Life, investment
WCAR3              Capital Resource Fund        primarily in U.S. common stocks and other   manager; AEFC, investment
WCAR4                                           securities convertible into common stocks.  adviser.
WCAR6

PDEI1              AXP(R) Variable Portfolio -  Objective: a high level of current          IDS Life, investment manager;
WDEI1              Diversified Equity           Income and, as a secondary goal, steady     AEFC, investment adviser.
WDEI3              income Fund                  growth of capital. Invests primarily in
WDEI4                                           dividend-paying common and
                                                preferred stocks.

PEXI1              AXP(R) Variable Portfolio -  Objective: high current income, with        IDS Life, investment
WEXI1              Extra Income Fund            capital growth as a secondary objective.    manager; AEFC, investment
WEXI3                                           Invests primarily in high-yielding,         adviser.
WEXI4                                           high-risk corporate bonds (junk bonds)
                                                issued by U.S. and foreign companies and
                                                governments.

WFDI1              AXP(R) Variable Portfolio -  Objective: a high level of current income   IDS Life, investment
WFDI3              Federal Income Fund          and safety of principal consistent with     manager; AEFC, investment
WFDI4                                           an investment in U.S. government and        adviser.
WFDI6                                           government agency securities. Invests
                                                primarily in debt obligations issued or
                                                guaranteed as to principal and interest
                                                by the U.S. government, its agencies or
                                                instrumentalities.

PNDM1              AXP(R) Variable Portfolio -  Objective: long-term growth of capital.     IDS Life, investment
WNDM1              NEW DIMENSIONS FUND(R)       Invests primarily in common stocks          manager; AEFC, investment
WNDM3                                           showing potential for significant growth.   adviser.
WNDM4

WSVA1              AXP(R) Variable Portfolio -  Objective: long-term capital                IDS Life, investment
WSVA3              Partners Small Cap  Value    appreciation.  Non-diversified fund that    manager; AEFC, investment
WSVA4              Fund                         invests primarily in equity securities.     adviser;  Royce &
WSVA6                                                                                       Associates, Inc. and  EQSF
                                                                                            Advisers, Inc.,
                                                                                            sub-advisers.

PSCA1              AXP(R) Variable Portfolio -  Objective: long-term capital growth.        IDS Life, investment
WSCA1              Small Cap Advantage Fund     Invests primarily in equity stocks of       manager; AEFC, investment
WSCA3                                           small companies that are often included     adviser;  Kenwood Capital
WSCA4                                           in the Russell 2000 Index and/or have       Management LLC, sub-adviser.
                                                market capitalization under  $2 billion.

                                       35

------------------ ---------------------------- ------------------------------------------- -----------------------------
 SUBACCOUNT        INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
------------------ ---------------------------- ------------------------------------------- -----------------------------
PCAP1              AIM V.I. Capital             Objective: growth of capital. Invests       A I M Advisors, Inc.
WCAP1              Appreciation Fund, Series I  principally in common stocks of companies
WCAP3                                           likely to benefit from new or
WCAP4                                           innovative products, services or
                                                processes as well as those with
                                                above-average growth and
                                                excellent prospects for future
                                                growth.

PVAL1              AIM V.I. Premier Equity      Objective: long-term growth of capital      A I M Advisors, Inc.
WVAL1              Fund, Series I (previously   with income as a secondary objective.
WVAL3              AIM V.I. Value Fund,         Invests normally at least 80% of its net
WVAL4              Series I)                    assets, plus the amount of any borrowings
                                                for investment purposes, in
                                                equity securities including
                                                convertible securities. The fund
                                                also may invest in preferred
                                                stocks and debt instruments that
                                                have prospects for growth of
                                                capital.

WSRG1              The Dreyfus Socially         Objective: capital growth, with current     The Dreyfus Corporation,
WSRG3              Responsible Growth Fund,     income as a secondary objective. The fund   investment adviser; NCM
WSRG4              Inc. - Initial Share Class   normally invests at least 80% of its        Capital Management Group,
WSRG6                                           assets in the common stock of companies     Inc., sub-investment
                                                that Dreyfus believes meet traditional      adviser.
                                                investment standards and conduct their
                                                business in a manner that contributes to
                                                the enhancement of the quality of life in
                                                America.

WDYC1              Fidelity VIP Dynamic         Strategy: capital appreciation. Invests     Fidelity Management &
WDYC3              Capital Appreciation         primarily in growth or value common         Research Company (FMR),
WDYC4              Portfolio  (Service Class 2) stocks of domestic and foreign issuers.     investment manager; FMR
WDYC6                                                                                       U.K., FMR Far East,
                                                                                            Fidelity Investments Japan
                                                                                            Limited (FIJ) and FMR Co.
                                                                                            Inc. (FMRC), sub-investment
                                                                                            advisers.

WHIP1              Fidelity VIP High Income     Strategy: high level of current income      FMR, investment manager;
WHIP3              Portfolio (Service Class 2)  while also considering growth of capital.   FMR U.K. and FMR Far East,
WHIP4                                           Invests primarily in foreign and domestic   sub-investment advisers.
WHIP6                                           issued income-producing debt securities,
                                                preferred stocks and convertible
                                                securities, with an emphasis on
                                                lower-quality debt securities "junk bonds."
                                                May invest in companies in troubled or
                                                uncertain financial condition.

WMDC1              Fidelity VIP Mid Cap         Strategy: long-term growth of capital.      FMR, investment manager;
WMDC3              Portfolio (Service Class 2)  Normally invests at least 80% of assets     FMR U.K. and FMR Far East,
WMDC4                                           in securities of companies with medium      sub-investment advisers.
WMDC6                                           market capitalization common stocks.

WISE1              FTVIPT Franklin Income       Objective: maximize income while            Franklin Advisers, Inc.
WISE3              Securities Fund - Class 2    maintaining prospects for capital
WISE4                                           appreciation. Invests primarily
WISE6                                           in a diversified portfolio of
                                                debt and equity securities,
                                                including high yield,
                                                lower-rated "junk bonds."

WRES1              FTVIPT Franklin Real         Objective: capital appreciation with a      Franklin Advisers, Inc.
WRES3              Estate Fund - Class 2        secondary goal to earn current income.
WRES4                                           Invests at least 80% of its net
WRES6                                           assets in investments of
                                                companies operating in the real
                                                estate industry. The Fund
                                                invests primarily in equity real
                                                estate investment trusts
                                                (REITs).

                                       36

------------------ ---------------------------- ------------------------------------------- -----------------------------
 SUBACCOUNT        INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
------------------ ---------------------------- ------------------------------------------- -----------------------------
PSMC1              FTVIPT Franklin Small Cap    Objective: long-term capital growth.        Franklin Advisers, Inc.
WSMC1              Fund - Class 2               Invests at least 80% of its net assets in
WSMC3                                           investments of U.S. small capitalization
WSMC4                                           (small cap) companies with market cap
                                                values not exceeding (i) $1.5 billion, or
                                                (ii) the highest market cap value in the
                                                Russell(R) 2000 Index, whichever is
                                                greater, at the time of purchase. The
                                                manager may continue to hold an investment
                                                for further growth opportunities even if
                                                the company is no longer small cap.

WVAS1              FTVIPT Franklin Small Cap    Objective: long-term total return.          Franklin Advisory Services,
WVAS3              Value Securities Fund -      Invests at least 80% of its net assets in   LLC
WVAS4              Class 2                      investments of small capitalization
PVAS1                                           companies. For this Fund, small
                                                capitalization companies are those that
                                                have a market cap not exceeding $2.5
                                                billion, at the time of purchase. Invests
                                                primarily in equity securities of companies
                                                the manager believes are selling
                                                substantially below the underlying value of
                                                their assets or their private market value.

WMSS1              FTVIPT Mutual Shares         Objective: capital appreciation with        Franklin Mutual Advisers,
WMSS3              Securities Fund - Class 2    income as a secondary goal. Invests         LLC
WMSS4                                           primarily in equity securities of companies
WMSS6                                           that the manager believes are available at
                                                market prices less than their value based
                                                on certain recognized or objective criteria
                                                (intrinsic value).

WUSE1              Goldman Sachs VIT CORE(SM)   Objective: seeks long-term growth of        Goldman Sachs Asset
WUSE3              U.S. Equity Fund             capital and dividend income. Invests,       Management
WUSE4                                           under normal circumstances, at least 90% of
WUSE6                                           its total assets (not including securities
                                                lending collateral and any investment of
                                                that collateral) measured at time of
                                                purchase in a broadly diversified portfolio
                                                of large-cap and blue chip equity
                                                investments representing all major sectors
                                                of the U.S. economy.

WMCV1              Goldman Sachs VIT Mid Cap    Objective: seeks long-term capital          Goldman Sachs Asset
WMCV3              Value Fund                   appreciation. Invests, under normal         Management
WMCV4                                           circumstances, at least 80% of its net
WMCV6                                           assets plus any borrowing for investment
                                                purposes (measured at time of purchase) in
                                                a diversified portfolio of equity
                                                investments in mid-capitalization issuers
                                                within the range of the market
                                                capitalization of companies constituting
                                                the Russell Midcap Value Index at the time
                                                of investment.

PGIS1              MFS(R) Investors Trust       Objective: long-term growth of capital      MFS Investment Management(R)
WGIS1              Series - Initial Class       with a secondary objective to seek
WGIS3                                           reasonable current income. Invests
WGIS4                                           primarily in common stocks and related
                                                securities, such as preferred stocks,
                                                convertible securities and depository
                                                receipts for those securities.

                                       37

------------------ ---------------------------- ------------------------------------------- -----------------------------
 SUBACCOUNT        INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
------------------ ---------------------------- ------------------------------------------- -----------------------------
PUTS1              MFS(R) Utilities Series -    Objective: capital growth and current       MFS Investment Management(R)
WUTS1              Initial Class                income. Invests primarily in equity and
WUTS3                                           debt securities of domestic and foreign
WUTS4                                           companies in the utilities industry.

WOGS1              Oppenheimer Global           Objective: long-term capital                OppenheimerFunds, Inc.
WOGS3              Securities Fund/VA,          appreciation. Invests mainly in common
WOGS4              Service Shares               stocks of U.S. and foreign issuers that are
WOGS6                                           "growth-type" companies, cyclical
                                                industries and special situations that are
                                                considered to have appreciation
                                                possibilities.

WSTB1              Oppenheimer Strategic Bond   Objective: high level of current income     OppenheimerFunds, Inc.
WSTB3              Fund/VA, Service Shares      principally derived from interest on debt
WSTB4                                           securities. Invests mainly in three market
WSTB6                                           sectors: debt securities of foreign
                                                governments and companies, U.S. government
                                                securities, and lower-rated high yield
                                                securities of U.S. and foreign companies.

WHSC1              Putnam VT Health Sciences    Objective: capital appreciation. The fund   Putnam Investment
WHSC3              Fund - Class IB Shares       seeks its goal by investing at least 80%    Management, LLC
WHSC4                                           of its net assets in common stocks of
WHSC6                                           U.S. companies in the health sciences
                                                industries with a focus on  growth stocks.

PIGR1              Putnam VT International      Objective: capital appreciation. The fund   Putnam Investment
WIGR1              Growth Fund -  Class IB      seeks its goal by investing mainly in       Management, LLC
WIGR3              Shares                       common stocks of companies outside the
WIGR4                                           United States.

PVIS1              Putnam VT Vista Fund -       Objective: capital appreciation. The fund   Putnam Investment
WVIS1              Class IB Shares              seeks its goal by investing mainly in       Management, LLC
WVIS3                                           common stocks of U.S. companies with a
WVIS4                                           focus on growth.

WAAL1              Wells Fargo VT Asset         Objective: long-term total return           Wells Fargo Funds
WAAL3              Allocation Fund              consistent with reasonable risk. Invests    Management, LLC, adviser;
WAAL4                                           in equity and  fixed-income securities in   Wells Capital Management
WAAL6                                           varying proportions, with "neutral"         Incorporated, sub-adviser.
                                                target allocation of 60% equity
                                                securities and 40% fixed-income
                                                securities.  The Fund invests its equity
                                                portion of assets in common stocks to
                                                replicate the S&P 500 Index and its
                                                fixed-income portion of assets in  U.S.
                                                Treasury Bonds to replicate the  Lehman
                                                Brothers 20+ Treasury Index. The Fund
                                                seeks to maintain a 95% or better
                                                performance correlation with the
                                                respective indexes.

WCBD1              Wells Fargo VT Corporate     Objective: high level of current income     Wells Fargo Funds
WCBD3              Bond Fund                    consistent with reasonable risk. Invests    Management, LLC, adviser;
WCBD4                                           primarily in corporate debt securities of   Wells Capital Management
WCBD6                                           any maturity.                               Incorporated,  sub-adviser.

                                       38

------------------ ---------------------------- ------------------------------------------- -----------------------------
 SUBACCOUNT        INVESTING IN                 INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER OR MANAGER
------------------ ---------------------------- ------------------------------------------- -----------------------------
WEQI1              Wells Fargo VT Equity        Objective: long-term capital appreciation   Wells Fargo Funds
WEQI3              Income Fund                  and above-average dividend income.          Management, LLC, adviser;
WEQI4                                           Invests primarily in common stocks of       Wells Capital Management
WEQI6                                           large U.S. companies with above-average     Incorporated, sub-adviser.
                                                dividend income and with market
                                                capitalizations of $3 billion or more.

WEQV1              Wells Fargo VT Equity        Objective: long-term capital                Wells Fargo Funds
WEQV3              Value Fund                   appreciation. Invests primarily in equity   Management, LLC, adviser;
WEQV4                                           securities that we believe are              Wells Capital Management
WEQV6                                           undervalued in relation to the overall      Incorporated,  sub-adviser.
                                                stock markets and with market
                                                capitalizations of  $3 billion or more.

WGRO1              Wells Fargo VT Growth Fund   Objective: long-term capital                Wells Fargo Funds
WGRO3                                           appreciation. Invests in U.S. and foreign   Management, LLC, adviser;
WGRO4                                           companies that have a strong earnings       Wells Capital Management
WGRO6                                           growth trend that we believe have           Incorporated,  sub-adviser.
                                                above-average prospects for future growth
                                                and with market capitalizations of $3
                                                billion or more.

WIEQ1              Wells Fargo VT               Objective: total return with an emphasis    Wells Fargo Funds
WIEQ3              International Equity Fund    on  long-term capital appreciation.         Management, LLC, adviser;
WIEQ4                                           Invests primarily in equity securities of   Wells Capital Management
WIEQ6                                           non-U.S. companies  based in developed      Incorporated,  sub-adviser.
                                                foreign countries or emerging markets.

WLCG1              Wells Fargo VT Large         Objective: long-term capital                Wells Fargo Funds
WLCG3              Company Growth Fund          appreciation.  Invests primarily in         Management, LLC, adviser;
WLCG4                                           common stocks of large  U.S. companies      Peregrine Capital
WLCG6                                           that have superior growth potential and     Management, Inc.,
                                                with market capitalizations of  $3          sub-adviser.
                                                billion or more.

WMMK1              Wells Fargo VT Money         Objective: current income, while            Wells Fargo Funds
WMMK3              Market Fund                  preserving capital and liquidity. Invests   Management, LLC, adviser;
WMMK4                                           primarily in high-quality money market      Wells Capital Management
WMMK6                                           instruments.                                Incorporated,  sub-adviser.

WSCG1              Wells Fargo VT Small Cap     Objective: long-term capital                Wells Fargo Funds
WSCG3              Growth Fund                  appreciation.  Invests primarily in         Management, LLC, adviser;
WSCG4                                           companies with above-average
WSCG6                                           growth Wells Capital Management potential
                                                and whose market capitalization
                                                Incorporated, sub-adviser. falls within the
                                                range of the Russell 2000 Index, which is
                                                considered a small capitalization index.


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


GUARANTEE PERIOD ACCOUNTS (GPAs)
You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;
- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;
- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and
- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)


We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.


When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.


Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:


             IF YOUR GPA RATE IS:                            THE MVA IS:
        Less than the new GPA rate + 0.10%                    Negative
        Equal to the new GPA rate + 0.10%                     Zero
        Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES
Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS:
The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [((1 + i) / (1 + j + .001))(TO THE POWER OF n/12) - 1] = MVA

   Where:  i = rate earned in the GPA from which amounts are being transferred or withdrawn.
           j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
           n = number of months remaining in the current Guarantee Period
              (rounded up).

EXAMPLES
Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(1.045 / (1 + .05 + .001))(TO THE POWER OF 84/12) - 1] = -$39.28

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(1.045 / (1 + .04 + .001))(TO THE POWER OF 84/12) - 1] = $27.21

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 4% if the six-year withdrawal charge schedule applies and 6% if the eight-year withdrawal charge schedule applies. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT
You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap day (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


BUYING YOUR CONTRACT
Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may buy only a nonqualified annuity (by rollover only) or a qualified annuity from your Wells Fargo sales representative without prior approval. You may buy a qualified annuity or a nonqualified annuity through your AEFA sales representative. You can buy another contract with the same underlying funds but with different mortality and expense risk fees and withdrawal charges. For information on this contract please call us at the telephone number listed on the first page of this prospectus or ask your sales representative.

You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select:

-  the length of the withdrawal charge period (six or eight years)(1);
-  the optional Benefit Protector(SM) Death Benefit Rider(2);
-  the optional Benefit Protector(SM) Plus Death Benefit Rider(2);
-  the optional Enhanced Death Benefit Rider(2);
-  the optional Guaranteed Minimum Income Benefit Rider(3);


- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(4);


-  how you want to make purchase payments; and
-  a beneficiary.

(1) The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.
(2) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.
(3) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.


(4) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.



The contract provides for allocation of purchase payments to the subaccounts of the variable account, to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. For contracts issued in Oregon, purchase payments may not be made after the first contract anniversary.

THE RETIREMENT DATE
Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-  no earlier than the 30th day after the contract's effective date; and
- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and


- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


BENEFICIARY
We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
Purchase payments are limited and may not be made after the first contract anniversary for contracts issued in Oregon.

MINIMUM PURCHASE PAYMENTS


   If paying by SIP:


       $100,000 initial payment for contracts issued through AEFA. $50 initial payment for all other contracts.
       $50 for additional payments.

   If paying by any other method:
       $100,000 initial payment for contracts issued through AEFA.
       $5,000 initial payment for all other contracts issued in South Carolina, Texas and Washington.
       $2,000 initial payment for all other contracts issued in all other states.


       $100 for additional payments.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS(1) (without prior approval):


   $1,000,000


(1) This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to increase the maximum limit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS
You will generally receive a purchase payment credit with every payment you make to your contract. We apply this credit immediately. We allocate the credit to the fixed accounts and subaccounts in the same proportions as your purchase payment. We apply the credit as a percentage of your net current payment based on the following schedule:

   IF TOTAL NET PAYMENTS* MADE DURING                THEN THE PURCHASE PAYMENT
    THE LIFE OF THE CONTRACT EQUALS...               CREDIT PERCENTAGE EQUALS...
         Less than $10,000                                      1%
         $10,000 to less than 1 million                         2
         $1 million to less than 5 million                      3
         $5 million and over                                    4

*  Net payments equal total payments less total withdrawals.

If you make any additional payments that cause the contract to become eligible for a higher percentage credit, we will add credits to your prior payments (less total withdrawals). We allocate credits according to the purchase payment allocation on the date we add the credits to the contract.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account. We cannot increase these fees.

These fees are based on the withdrawal charge schedule and death benefits that apply to your contract.



                                           EIGHT-YEAR WITHDRAWAL              SIX-YEAR WITHDRAWAL
                                              CHARGE SCHEDULE                   CHARGE SCHEDULE
     Standard Death Benefit                       1.10%                             1.35%
     Enhanced Death Benefit Rider(1)              1.30                              1.55



(1) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.



Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FEE


We charge a fee for the optional feature only if you select it.(1) If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.


(1) You may select one of the following: the EDB, the Benefit Protector or the Benefit Protector Plus. Riders may not be available in all states. The Benefit Protector and the Benefit Protector Plus are only available if you and the annuitant are 75 or younger at contract issue. The EDB is only available if both you and the annuitant are 79 or younger at contract issue.

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB) FEE


We charge a fee (currently 0.30%) based on the GMIB benefit base for this optional feature only if you select it.(2) If selected, we deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate the GMIB fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.

If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GMIB fee adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. For details on how we calculate the fee, see "Optional Benefits -- Guaranteed Minimum Income Benefit Rider."


(2) The GMIB is only available at the time you purchase your contract if the annuitant is 75 or younger at contract issue and you also select the EDB. Riders may not be available in all states.

WITHDRAWAL CHARGE


If you withdraw all or part of your contract, you may be subject to a withdrawal charge. A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within six or eight years before withdrawal. You select the withdrawal charge period at the time of your application for the contract*. The withdrawal charge percentages that apply to you are shown in your contract. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustments (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.


3. Next we withdraw purchase payments received prior to the withdrawal charge period you selected and shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the 1total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the schedule you selected*:

                    SIX-YEAR SCHEDULE                                               EIGHT-YEAR SCHEDULE
   YEARS FROM PURCHASE              WITHDRAWAL CHARGE               YEARS FROM PURCHASE              WITHDRAWAL CHARGE
     PAYMENT RECEIPT                   PERCENTAGE                     PAYMENT RECEIPT                   PERCENTAGE
           1                                8%                              1                                8%
           2                                8                               2                                8
           3                                8                               3                                8
           4                                6                               4                                8
           5                                4                               5                                8
           6                                2                               6                                6
           Thereafter                       0                               7                                4
                                                                            8                                2
                                                                            Thereafter                       0

* The six-year withdrawal charge schedule is not available under contracts issued in Oregon and contracts issued through AEFA.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 8%. The total amount we actually deduct from your contract is $1,086.96. We determine this amount as follows:

         AMOUNT REQUESTED              $1,000
     ------------------------     OR   -------  = $1,086.96
     1.00 - WITHDRAWAL CHARGE            0.92

By applying the 8% withdrawal charge to $1,086.96, the withdrawal charge is $86.96. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. If the original contract had a six-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.32% if the assumed investment rate is 3.5% and 6.82% if the assumed investment rate is 5%. If the original contract had an eight-year withdrawal charge schedule, the discount rate we use in the calculation will be 5.07% if the assumed investment rate is 3.5% and 6.57% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

WITHDRAWAL CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the withdrawal charge on a contract with an eight-year withdrawal charge schedule with this history:


- The contract date is Nov. 1, 2002 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and


-  We received these payments


   -- $10,000 Nov. 1, 2002;
   -- $8,000 Dec. 31, 2008; and
   -- $6,000 Feb. 20, 2010; and

- You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and made no other withdrawals during that contract year; and

-  The prior anniversary Nov. 1, 2011 contract value was $38,488.



WITHDRAWAL CHARGE       EXPLANATION
     $     0            $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
           0            $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without  withdrawal charge; and
           0            $10,000 Nov. 1, 2002 purchase payment was received nine or more years before withdrawal and is withdrawn without withdrawal charge; and
         640            $8,000 Dec. 31, 2008 purchase payment is in its fourth year from receipt, withdrawn with an  8% withdrawal charge; and
         480            $6,000 Feb. 20, 2010 purchase payment is in its third year from receipt withdrawn with an 8% withdrawal charge.
      ------
     $ 1,120


WAIVER OF WITHDRAWAL CHARGES
We do not assess withdrawal charges for:

-  withdrawals of any contract earnings;
- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent it exceeds contract earnings;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
-  contracts settled using an annuity payout plan;
- withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);
-  amounts we refund to you during the free look period;* and
-  death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS
- Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.
- To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.
- Withdrawals you make if you or the annuitant become disabled within the meaning of the Code Section 72(m)(7) after contract issue. The disabled person must also be receiving Social Security disability or state long term disability benefits. The disabled person must be age 70 or younger at the time of withdrawal. You must provide us with a signed letter from the disabled person stating that he or she meets the above criteria, a legible photocopy of Social Security disability or state long term disability benefit payments and the application for such payments.
- Withdrawals you make once a year if you or the annuitant become unemployed at least one year after contract issue, up to the following amounts each year:
   (a) 25% of your prior anniversary's contract value (or $10,000 if greater) if the unemployment condition is met for at least 30 straight days; or
   (b) 50% of your prior anniversary's contract value (or $10,000 if greater) if the unemployment condition is met for at least 180 straight days.

The unemployment condition is met if the unemployed person is currently receiving unemployment compensation from a government unit of the United States, whether federal or state. You must provide us with a signed letter from the unemployed person stating that he or she meets the above criteria with a legible photocopy of the unemployment benefit payments meeting the above criteria with regard to dates.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT
We value your accounts as follows:

FIXED ACCOUNTS


We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;


-  plus any purchase payment credits allocated to the fixed accounts;
-  plus interest credited;


- minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;
-  minus any prorated portion of the contract administrative charge;
-  minus any prorated portion of the Benefit Protector fee (if applicable);
- minus any prorated portion of the Benefit Protector Plus fee (if applicable); and
-  minus any prorated portion of the GMIB fee (if applicable).


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, the Benefit Protector fee, the Benefit Protector Plus fee, or the GMIB fee.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:
- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and


- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.


Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;
-  any purchase payment credits allocated to the subaccounts;
-  transfers into or out of the subaccounts;
-  partial withdrawals; o withdrawal charges;


-  a prorated portion of the contract administrative charge;
-  a prorated portion of the Benefit Protector fee (if applicable);
-  a prorated portion of the Benefit Protector Plus fee (if applicable); and/or
-  a prorated portion of the GMIB fee (if applicable).


Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;
-  dividends distributed to the subaccounts;
-  capital gains or losses of funds;
-  fund operating expenses; and/or


- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                   NUMBER
                                                                  AMOUNT               ACCUMULATION               OF UNITS
                                           MONTH                 INVESTED               UNIT VALUE                PURCHASED
By investing an equal number
of dollars each month...                    Jan                    $100                    $20                       5.00
                                            Feb                     100                     18                       5.56
you automatically buy
more units when the                         Mar                     100                     17                       5.88
per unit market price is low...     ->      Apr                     100                     15                       6.67
                                            May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
                                            Jul                     100                     17                       5.88
and fewer units
when the per unit                           Aug                     100                     19                       5.26
market price is high.               ->      Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM
If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for the Tiered DCA program. Under the Tiered DCA program, you can allocate a new purchase payment and any applicable purchase payment credits to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

                                                        WE ALLOCATE YOUR NEW PURCHASE PAYMENT
            IF YOUR NET CONTRACT VALUE(1) IS...    AND ANY APPLICABLE PURCHASE PAYMENT CREDIT TO:
                      $10,000-$49,999                              Tier 1 DCA account
                      $50,000 or more                              Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment and purchase payment credit. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, purchase payment credits, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments and purchase payment credits to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for only six months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the one-year fixed account and the two-year GPA. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment and purchase payment credit, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


We credit each Tiered DCA account with current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account you cannot allocate additional purchase payments to a it. However, you may establish another new Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment and purchase payment credit to the account and credit interest on that purchase payment and purchase payment credit on the date we receive it. This means that all purchase payments and purchase payment credits may not be in the Tiered DCA account at the beginning of the six-month period. Therefore, you may receive less total interest than you would have if all your purchase payments and purchase payment credits were in the Tiered DCA account from the beginning. If we receive any of your multiple payments after the six-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments and purchase payment credits that are already in a Tiered DCA account. For more information on the Tiered DCA program, contact your sales representative.

ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-  not accepting telephone or electronic transfer requests;


-  requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
- limiting the dollar amount that a contract owner may transfer at any one time.


We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.
- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.
- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.
- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.


- We will not accept requests for transfers from the one-year fixed account at any other time.
- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-  Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals: $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals: Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.
- Automated withdrawals may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial withdrawals are in effect.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:        $100 monthly
                                 $250 quarterly, semiannually or annually

3 BY PHONE:

Call between 8 a.m. and 7 p.m. Central time:

(800) 333-3437

MINIMUM AMOUNT
   Transfers or withdrawals:        $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                          Contract value or entire account balance
Withdrawals:                        $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.


RECEIVING PAYMENT
By regular or express mail:


-  payable to you;

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.


TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:
- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
   -- you are at least age 59 1/2;
   -- you are disabled as defined in the Code;
   -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.
- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.


BENEFITS IN CASE OF DEATH


There are two death benefit options under this contract: the standard death benefit and the Enhanced Death Benefit (EDB) Rider. If either you or the annuitant are 80 or older at contract issue, the standard death benefit will apply. If both you and the annuitant are 79 or younger at contract issue, you can elect either the standard death benefit or the EDB Rider (if it is available in your state) on your application. If you select the GMIB, you must elect the EDB Rider. Once you elect a death benefit option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either death benefit, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

STANDARD DEATH BENEFIT
The standard death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows LESS ANY PURCHASE PAYMENT CREDITS ADDED TO THE CONTRACT IN THE LAST 12 MONTHS:
If you or the annuitant were age 80 or older at contract issue, we will pay the beneficiary the greater of:
1. total purchase payments minus adjusted partial withdrawals; or
2. contract value.
If you and the annuitant were age 79 or younger at contract issue, we will pay the beneficiary the greatest of:


1. total purchase payments plus purchase payment credits minus adjusted partial withdrawals;
2. contract value; or
3. the maximum anniversary value immediately preceding the date of death plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary.

   STANDARD DEATH BENEFIT ADJUSTED PARTIAL WITHDRAWALS  =  PW X DB
                                                           -------
                                                              CV

      PW = the partial withdrawal including any applicable withdrawal charge or
           MVA.
      DB = the death benefit on the date of (but prior to) the partial withdrawal.
      CV = contract value on the date of (but prior to) the partial withdrawal.


MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of your (a) current contract value, or (b) total purchase payments and purchase payment credits minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits and subtract adjusted partial withdrawals from the MAV.

EXAMPLE ASSUMING YOU AND THE ANNUITANT WERE AGE 79 OR YOUNGER AT CONTRACT ISSUE:


- You purchase the contract with a payment of $20,000 on Jan. 1, 2002. We add a purchase payment credit of $400 to your contract.
- On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.
- On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the standard death benefit on March 1, 2003 as follows:
         Purchase payments and purchase payment credits minus adjusted partial withdrawals:



             Total purchase payments and purchase payment credits:                       $20,400.00
             minus the standard death benefit adjusted partial withdrawals, calculated as:

             $1,500 X $20,400
             ----------------  =                                                          -1,390.91
                $22,000                                                                  ----------

         for a death benefit of:                                                         $19,009.09
                                                                                         ==========
         Contract value at death:                                                        $20,500.00
                                                                                         ==========
         The MAV immediately preceding the date of death
         plus any payments made since that anniversary
         minus adjusted partial withdrawals:
             MAV immediately preceding the date of death:                                $24,000.00
             Plus purchase payments and purchase payment credits
             since the prior anniversary:                                                     +0.00
             minus the standard death benefit adjusted partial withdrawals, calculated as:

             $1,500 X $24,000
             ----------------  =                                                          -1,636.36
                 $22,000                                                                 ----------

         for a death benefit of:                                                         $22,363.64
                                                                                         ----------
   The standard death benefit, calculated as the greatest of  these three values
   is the MAV:                                                                           $22,363.64
                                                                                         ==========



ENHANCED DEATH BENEFIT (EDB) RIDER
The EDB Rider is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. This is an optional benefit that you may select for an additional charge (see "Charges"). The EDB Rider does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 79 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the EDB Rider is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 79 or younger at contract issue, you may choose to add the EDB Rider to your contract at the time of purchase. Once you select the EDB Rider you may not cancel it. You may not add the EDB Rider if you add either the Benefit Protector or the Benefit Protector Plus to your contract. You must select the EDB Rider if you choose to add the Guaranteed Minimum Income Benefit Rider to your contract.

The EDB Rider provides that if you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of the following less any purchase payment credits added in the last 12 months:

-  the standard death benefit, or
-  the 5% rising floor.

5% RISING FLOOR: This is the sum of the value of the GPAs, the one-year fixed account and the variable account floor. We calculate the variable account floor on each contract anniversary through age 80. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:

- the initial purchase payments and purchase payment credits allocated to the subaccounts increased by 5%,
-  plus any subsequent amounts allocated to the subaccounts, and
-  minus adjusted transfers or partial withdrawals from the subaccounts.

Every contract anniversary after that, through age 80, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5% plus any subsequent amounts allocated to the subaccounts minus adjusted transfers or partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent amounts you allocate to the subaccounts and subtract adjusted transfers or partial withdrawals from the subaccounts.
                                                                PWT X VAT
   5% RISING FLOOR ADJUSTED TRANSFERS OR PARTIAL WITHDRAWALS  = ---------
                                                                    SV

       PWT = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.
       VAT = variable account floor on the date of (but prior to) the transfer or partial withdrawal.
       SV = value of the subaccounts on the date of (but prior to) the transfer or partial withdrawal.



EXAMPLE
- You purchase the contract with a payment of $20,000 on Jan. 1, 2002 and we add a $400 purchase payment credit to your contract. You allocate $5,100 to the one-year fixed account and $15,300 to the subaccounts.
- On Jan. 1, 2003 (the first contract anniversary), the one-year fixed account value is $5,200 and the subaccount value is $12,000. Total contract value is $17,200.
- On March 1, 2003, the one-year fixed account value is $5,300 and the subaccount value is $14,000. Total contract value is $19,300. You take a $1,500 partial withdrawal all from the subaccounts, leaving the contract value at $17,800.

   The death benefit on March 1, 2003 is calculated as follows:
         The standard death benefit (which in this case is the MAV)



             MAV on the prior anniversary:                                               $20,400.00
             plus purchase payments made since the prior anniversary:                         +0.00
             minus the standard death benefit adjusted partial withdrawal taken since that anniversary, calculated as:

             $1,500 X $20,400
             ----------------  =                                                          -1,585.49
                 $19,300

         standard death benefit, which is the MAV:                                       $18,814.51
                                                                                         ==========
         The 5% rising floor:
             The variable account floor on Jan. 1, 2003, calculated as:
             1.05 x 15,300 =                                                             $16,065.00
             plus amounts allocated to the subaccounts since that anniversary:                +0.00
             minus the 5% rising floor adjusted partial withdrawal
             from the subaccounts, calculated as:

             1,500 X 16,065
             --------------  =                                                            -1,721.25
                 14,000

             variable account floor benefit:                                             $14,343.75
             plus the one-year fixed account value:                                       +5,300.00
         5% rising floor (value of the GPAs, the one-year fixed account and
         the variable account floor):                                                    $19,643.75
                                                                                         ==========
   EDB Rider, calculated as the greater of the standard death benefit or
   the 5% rising floor:                                                                  $19,643.75

IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 701/2. If the annuitant attained age 701/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

   Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age 701/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 701/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after we receive proof of death; and
   -  payouts begin no later than one year following the year of your death; and
   - the payout period does not extend beyond the beneficiary's life or life expectancy.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)
The Benefit Protector is not available under contracts issued through AEFA. The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the Benefit Protector Plus or the Enhanced Death Benefit Riders. We reserve the right to discontinue offering the Benefit Protector for new contracts.

In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary the following less any purchase payment credits added to the contract in the last 12 months:

-  the standard death benefit (see "Benefits in Case of Death"),

PLUS
- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the standard death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.


TERMINATING THE BENEFIT PROTECTOR


-  You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


EXAMPLE OF THE BENEFIT PROTECTOR
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $2,000 purchase payment credit to your contract.
- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 under the standard death benefit equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $103,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:



   the standard death benefit (contract value):                                 $110,000
   plus the Benefit Protector benefit which equals 40% of earnings at death (the standard death benefit minus payments not
         previously withdrawn):
         0.40 X ($110,000 - $100,000) =                                           +4,000
   Total death benefit of:                                                      $114,000



- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:



   the standard death benefit (MAV):                                            $110,000
   plus the Benefit Protector benefit which equals 40% of earnings at death:
         0.40 X ($110,000 - $100,000) =                                           +4,000
   Total death benefit of:                                                      $114,000

- On Feb. 1, 2004 the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 8% withdrawal charge of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,340 + $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:



    the standard death benefit (MAV adjusted for partial withdrawals):   $57,619
    plus the Benefit Protector benefit which
    equals 40% of earnings at death:
       0.40 X ($57,619 - $55,000) =                                       +1,048
                                                                       ---------
    Total death benefit of:                                              $58,667



- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.
- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:



    the standard death benefit (contract value):                       $200,000
    plus the Benefit Protector benefit which
    equals 40% of earnings at death,
       up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old               +55,000
                                                                      ----------
    Total death benefit of:                                             $255,000



- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $1,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:



    the standard death benefit (contract value, less
    any purchase payment credits added in the last 12 months):          $249,000
    plus the Benefit Protector benefit which
       equals 40% of earnings at death,
       up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old               +55,000
                                                                      ----------
    Total death benefit of:                                             $304,000



- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:



    the standard death benefit (contract value):                        $250,000
    plus the Benefit Protector benefit which equals 40% of earnings at death (the standard death benefit minus payments
       previously withdrawn):
       0.40 X ($250,000 - $105,000) =                                    +58,000
                                                                      ----------
    Total death benefit of:                                             $308,000



IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.


NOTE: For special tax considerations associated with the Benefit Protector, see
      "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is not available under contracts issued through AEFA. The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to you contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select the Benefit Protector or the Enhanced Death Benefit Riders. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary the following less any purchase payment credits added to the contract in the last 12 months:

-   the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                        PERCENTAGE IF YOU AND THE ANNUITANT ARE         PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR           UNDER AGE 70 ON THE RIDER EFFECTIVE DATE        70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                               0%                                                 0%

Three and Four                           10                                               3.75

Five or more                             20                                                7.5

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows (less any purchase payment credits added to the contract in the last 12 months):

-   the standard death benefit (see "Benefits in Case of Death") PLUS


                        IF YOU AND THE ANNUITANT ARE UNDER              IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR           AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...      OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                     Zero                                            Zero

Two                     40% X earnings at death (see above)             15% X earnings at death

Three and Four          40% X (earnings at death + 25% initial          15% X (earnings at death + 25% initial
                                purchase payment*)                              purchase payment*)

Five or more            40% X (earnings at death + 50% initial          15% X (earnings at death + 50% initial
                                purchase payment*)                              purchase payment*)


* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.


TERMINATING THE BENEFIT PROTECTOR PLUS


-   You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.


EXAMPLE OF THE BENEFIT PROTECTOR PLUS
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. We add a $2,000 purchase payment credit to your contract.

- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 under the standard death benefit equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $103,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:



       the standard death benefit (contract value):                     $110,000
       plus the Benefit Protector Plus benefit which
       equals 40% of earnings at death
       (the standard death benefit minus payments
       not previously withdrawn):
          0.40 X ($110,000 - $100,000) =                                  +4,000
                                                                      ----------
    Total death benefit of:                                             $114,000



- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:



       the standard death benefit (MAV):                                $110,000
       plus the Benefit Protector Plus benefit which
       equals 40% of earnings at death:
       0.40 X ($110,000 - $100,000) =                                     +4,000
       plus 10% of purchase payments made
       within 60 days of contract issue
       and not previously withdrawn: 0.10 x $100,000 =                   +10,000
                                                                        --------
    Total death benefit of:                                             $124,000

- On Feb. 1, 2004 the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 8% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,340 + $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:



       the standard death benefit (MAV adjusted
       for partial withdrawals):                                         $57,619
       plus the Benefit Protector Plus benefit which
       equals 40% of earnings at death:
       0.40 X ($57,619 - $55,000) =                                       +1,048
       plus 10% of purchase payments made
       within 60 days of contract issue
       and not previously withdrawn: 0.10 x $55,000 =                     +5,500
                                                                      ----------
       Total death benefit of:                                           $64,167



- On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:



       the standard death benefit (contract value):                     $200,000
       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of
       100% of purchase payments not previously withdrawn
       that are one or more years old                                    +55,000
       plus 20% of purchase payments made
       within 60 days of contract issue
       and not previously withdrawn: 0.20 X $55,000 =                    +11,000
                                                                      ----------
    Total death benefit of:                                             $266,000



- On July 1, 2011 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $1,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:



       the standard death benefit (contract value less any
       purchase payment credits
       added in the last 12 months):                                    $249,000
       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of
       100% of purchase payments not previously withdrawn that
       are one or more years old                                         +55,000
       plus 20% of purchase payments made
       within 60 days of contract issue
       and not previously withdrawn: 0.20 X $55,000 =                    +11,000
                                                                      ----------
    Total death benefit of:                                             $315,000



- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:



       the standard death benefit (contract value):                     $250,000
       plus the Benefit Protector Plus benefit which
       equals 40% of earnings at death
       (the standard death benefit minus payments
       not previously withdrawn):
       0.40 x ($250,000 - $105,000) =                                    +58,000
       plus 20% of purchase payments made
       within 60 days of contract issue
       and not previously withdrawn: 0.20 X $55,000 =                    +11,000
                                                                      ----------
    Total death benefit of:                                             $319,000


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the standard death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector Plus, see "Taxes."

GUARANTEED MINIMUM INCOME BENEFIT RIDER (GMIB)
The GMIB is intended to provide you with a guaranteed minimum lifetime income regardless of the volatility inherent in the investments in the subaccounts. If the annuitant is between age 70 and age 75 at contract issue, you should consider whether the GMIB is appropriate for your situation because:

-   you must hold the GMIB for 10 years*,

-   the GMIB terminates after the annuitant's 86th birthday,

-   you can only exercise the GMIB within 30 days after a contract anniversary*,

- there are MAV and the 5% rising floor values we use in the GMIB benefit base to calculate annuity payouts under the GMIB are limited after age 81, and o there are additional costs associated with the rider.

Be sure to discuss whether or not the GMIB is appropriate for your situation with your sales representative.

* Unless the annuitant qualifies for a contingent event (see "Charges -- Contingent events").

If this rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose to add this benefit to your contract for an additional annual charge which we describe below. You must elect the GMIB along with the EDB at the time you purchase your contract and your rider effective date will be the contract issue date.

In some instances we may allow you to add the GMIB to your contract at a later date if it was not available when you initially purchased your contract. In these instances, we would add the GMIB at the next contract anniversary and this would become the rider effective date. For purposes of calculating the GMIB benefit base under these circumstances, we consider the contract value on the rider effective date to be the initial purchase payment; we disregard all previous purchase payments, purchase payment credits, transfers and withdrawals in the GMIB calculations.


INVESTMENT SELECTION UNDER THE GMIB: You may allocate your purchase payments and purchase payment credits or transfers to any of the subaccounts, the GPAs or the one-year fixed account. However, we reserve the right to limit the amount you allocate to subaccounts investing in the Wells Fargo VT Money Market Fund to 10% of the total amount in the subaccounts. If we are required to activate this restriction, and you have more than 10% of your subaccount value in this fund, we will send you a notice and ask that you reallocate your contract value so that the 10% limitation is satisfied within 60 days. We will terminate the GMIB if you have not satisfied the limitation after 60 days.


EXERCISING THE GMIB:
- you may only exercise the GMIB within 30 days after any contract anniversary following the expiration of a ten-year waiting period from the rider effective date. However, there is an exception if at any time the annuitant experiences a "contingent event" (disability, terminal illness, confinement to a nursing home or hospital, or unemployment, see "Charges -- Contingent events" for more details.)

-   the annuitant on the retirement date must be between 50 and 86 years old.

- you can only take an annuity payout under one of the following annuity payout plans:
    -- Plan A - Life Annuity -- no refund
    -- Plan B - Life Annuity with ten years certain
    -- Plan D - Joint and last survivor life annuity -- no refund

-   you may change the annuitant for the payouts.

If you exercise the GMIB under a contingent event, you can take up to 50% of the benefit base in cash. You can use the balance of the benefit base (described below) for annuity payouts calculated using the guaranteed annuity purchase rates under any one of the payout plans listed above as long as the annuitant is between 50 and 86 years old on the retirement date.

The GMIB guarantees a minimum amount of fixed annuity lifetime income or a minimum first year variable annuity payout. We calculate fixed annuity payouts and first year variable annuity payouts using the guaranteed annuity purchase rates stated in Table B of the contract. After the first year, lifetime income variable annuity payouts will depend on the investment performance of the subaccounts you select. The payouts will be higher if your investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.


The GMIB benchmarks the contract growth at each anniversary against several comparison values and sets the GMIB benefit base (described below) equal to the largest value. The GMIB benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the GMIB. If the GMIB benefit base is greater than the contract value, the GMIB may provide a higher annuity payout level than is otherwise available. However, the GMIB uses guaranteed annuity purchase rates that may be more conservative than the annuity purchase rates that we will apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the GMIB may be less than the income the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the GMIB, you may elect the higher standard payout option. The GMIB does not create contract value or guarantee the performance of any investment option.

GMIB BENEFIT BASE: If the GMIB is effective at contract issue, the GMIB benefit base is the greatest of:

1. total purchase payments and purchase payment credits minus adjusted partial withdrawals;
2.  contract value;
3. the MAV at the last contract anniversary plus any payments and purchase payment credits since that anniversary minus adjusted partial withdrawals since that anniversary; or
4.  the 5% rising floor.

Keep in mind that the MAV and the 5% rising floor values are limited after age
81.

We reserve the right to exclude from the GMIB benefit base any purchase payments and purchase payment credits you make in the five years before you exercise the GMIB. We would do so only if such payments and credits total $50,000 or more or if they are 25% or more of total contract payments and credits. If we exercise this right, we:

- subtract each payment and purchase payment credit adjusted for market value from the contract value and the MAV.


- subtract each payment and purchase payment credit from the 5% rising floor. We adjust the payments and purchase payment credits allocated to the GPAs and the one-year fixed account for market value. We increase payments and purchase payment credits allocated to the subaccounts by 5% for the number of full contract years they have been in the contract before we subtract them from the 5% rising floor.

For each payment and purchase payment credit, we calculate the market value adjustment to the contract value, MAV, the GPAs and the one-year fixed account value of the 5% rising floor as:


                                   PMT X CVG
                                   ----------
                                      ECV

      PMT = each purchase payment made in the five years before you exercise the GMIB.

      CVG = current contract value at the time you exercise the GMIB.

      ECV = the estimated contract value on the anniversary prior to the payment in question. We assume that all payments, purchase payment credits and partial withdrawals occur at the beginning of a contract year.

For each payment and purchase payment credit, we calculate the 5% increase of payments and purchase payment credits allocated to the subaccounts as:

                        PMT X (1.05) TO THE POWER OF CY

      CY = the full number of contract years the payment and purchase payment credit have been in the contract.


TERMINATING THE GMIB


- You may terminate the rider within 30 days after the first and fifth rider anniversaries.
-   You may terminate the rider any time after the tenth rider anniversary.
-   The rider will terminate on the date:
    --   you make a full withdrawal from the contract;
    --   a death benefit is payable; or
    -- you choose to begin taking annuity payouts under the regular contract provisions.
- The rider will terminate on the contract anniversary after the annuitant's 86th birthday.


EXAMPLE
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a $2,000 purchase payment credit to your contract. You allocate all your purchase payments and purchase payment credits to the subaccounts.


-   There are no additional purchase payments and no partial withdrawals.
- Assume the annuitant is male and age 55 at contract issue. For the joint and last survivor option (annuity payout Plan D), the joint annuitant is female and age 55 at contract issue.

Taking into account fluctuations in contract value due to market conditions, we calculate the GMIB benefit base as:

CONTRACT                                                                                             GMIB
ANNIVERSARY                      CONTRACT VALUE           MAV            5% RISING FLOOR         BENEFIT BASE
  1                                 $107,000            $107,000            $107,100
  2                                  125,000             125,000             112,455
  3                                  132,000             132,000             118,078
  4                                  150,000             150,000             123,982
  5                                   85,000             150,000             130,181
  6                                  120,000             150,000             136,690
  7                                  138,000             150,000             143,524
  8                                  152,000             152,000             150,700
  9                                  139,000             152,000             158,235
 10                                  126,000             152,000             166,147                 $166,147
 11                                  138,000             152,000             174,455                  174,455
 12                                  147,000             152,000             183,177                  183,177
 13                                  163,000             163,000             192,336                  192,336
 14                                  159,000             163,000             201,953                  201,953
 15                                  215,000             215,000             212,051                  215,000

NOTE: The MAV and 5% rising floor values are limited after age 81. Additionally, the GMIB benefit base may increase if the contract value increases. However, you should keep in mind that you are always entitled to annuitize using the contract value without exercising the GMIB.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                            MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                                  PLAN A -              PLAN B -            PLAN D - JOINT AND
ANNIVERSARY                              GMIB           LIFE ANNUITY--     LIFE ANNUITY WITH       LAST SURVIVOR LIFE
AT EXERCISE                          BENEFIT BASE        NO REFUND          TEN YEARS CERTAIN      ANNUITY-- NO REFUND
10                               $166,147               $ 865.63               $  842.37                $689.51
                                 (5% rising floor)
15                                215,000 (MAV)         1,281.40                1,221.20                 991.15

The payouts above are shown at guaranteed annuity rates stated in Table B of the contract. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                  PLAN A -             PLAN B -          PLAN D - JOINT AND
ANNIVERSARY                                             LIFE ANNUITY--     LIFE ANNUITY WITH     LAST SURVIVOR LIFE
AT EXERCISE                      CONTRACT VALUE          NO REFUND         TEN YEARS CERTAIN     ANNUITY-- NO REFUND
 10                                $126,000              $   656.46          $   638.82              $522.90
 15                                 215,000                1,281.40            1,221.20               991.15

At the 15th contract anniversary you would not experience a benefit from the GMIB as the payout available to you is equal to or less than the payout available under the standard provisions of the contract.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. The payouts will be higher if investment performance is greater than a 5% annual return and lower if investment performance is less than a 5% annual return.

THE GMIB FEE: This fee currently costs 0.30% of the GMIB benefit base annually and it is taken in a lump sum from the contract value on each contract anniversary at the end of each contract year. If the contract is terminated or if annuity payouts begin, we will deduct the fee at that time adjusted for the number of calendar days coverage was in place. We cannot increase the GMIB fee after the rider effective date and it does not apply after annuity payouts begin. We can increase the GMIB fee on new contracts up to a maximum of 0.75%. We calculate the fee as follows:

                                 BB + AT - FAV

     BB  = the GMIB benefit base.


     AT = adjusted transfers from the subaccounts to the GPAs and the one-year fixed account made in the six months before the contract anniversary calculated as:


                                    PT X VAT
                                    --------
                                      SVT


     PT = the amount transferred from the subaccounts to the GPAs and the one-year fixed account within six months of the contract anniversary


     VAT = variable account floor on the date of (but prior to) the transfer SVT = value of the subaccounts on the date of (but prior to) the transfer


     FAV = the value of the GPAs and the one-year fixed account.


The result of AT - FAV will never be greater than zero. This allows us to base the GMIB fee largely on the subaccounts.


EXAMPLE
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and we add a purchase payment credit of $2,000 to your contract. You allocate all of your payment and the purchase payment credit to the subaccounts.


-   You make no transfers or partial withdrawals.

CONTRACT                                                GMIB FEE         VALUE ON WHICH WE                         GMIB FEE
ANNIVERSARY                      CONTRACT VALUE         PERCENTAGE       BASE THE GMIB FEE                       CHARGED TO YOU
  1                                $  80,000               0.30%         5% rising floor = $102,000 x 1.05             $321
  2                                  150,000               0.30          Contract value = $150,000                      450
  3                                  102,000               0.30          MAV = $150,000                                 450

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
-   the annuity payout plan you select;
-   the annuitant's age and, in most cases, sex;
-   the annuity table in the contract; and
-   the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. If the original contract had a six-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.32% and 6.82% depending on the applicable assumed investment rate. If the original contract had an eight-year withdrawal charge schedule, the discount rate we use in the calculation will vary between 5.07% and 6.57% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or


- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.


PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly.


WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 591/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR(SM) OR THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 591/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-   because of your death;
-   because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
-   the payout is a minimum distribution required under the Code; or
-   the payout is made on account of an eligible hardship.
Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.
State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.


COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-   the reserve held in each subaccount for your contract; divided by
-   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

-   laws or regulations change;
-   the existing funds become unavailable; or
-   in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds. We may also:

-   add new subaccounts;
-   combine any two or more subaccounts;
-   make additional subaccounts investing in additional funds;
-   transfer assets to and from the subaccounts or the variable account; and
-   eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


LEGAL PROCEEDINGS


A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE



SELECTED FINANCIAL DATA
The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.



(THOUSANDS)                                          2001         2000           1999            1998          1997
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                          $   271,718     $   299,759    $   322,746    $   340,219    $   332,268
Net (loss) gain on investments                     (89,920)            469          6,565         (4,788)          (509)
Other                                               16,245          12,248          8,338          7,662          6,329
TOTAL REVENUES                                 $   198,043     $   312,476    $   337,649    $   343,093    $   338,088
(LOSS) INCOME BEFORE INCOME TAXES              $   (63,936)    $    38,452    $    50,662    $    36,421    $    44,958
NET (LOSS) INCOME                              $   (41,728)    $    24,365    $    33,987    $    22,026    $    28,313
TOTAL ASSETS                                   $ 5,275,681     $ 4,652,221    $ 4,603,343    $ 4,885,621    $ 4,973,413
--------------------------------------------------------------------------------------------------------------------------------



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS
2001 COMPARED TO 2000:
American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:
Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES
In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT
The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES
The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS
Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES
In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS
Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION
The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES
As of Dec. 31, 2001, we had no employees.

PROPERTIES
We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION
American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*
American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS
GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS
LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice President and Treasurer since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

 * The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.
**  Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

SECURITY OWNERSHIP OF MANAGEMENT
Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Builder Variable Annuity as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Performance Information                                  p.  3
Calculating Annuity Payouts                              p. 22
Rating Agencies                                          p. 23
Principal Underwriter                                    p. 23
Independent Auditors                                     p. 23
Financial Statements

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


                                                                  44224 F (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY

                  American Enterprise Variable Annuity Account


                                   May 1, 2002


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

TABLE OF CONTENTS


Performance Information                                                   p.  3
Calculating Annuity Payouts                                               p. 29
Rating Agencies                                                           p. 30
Principal Underwriter                                                     p. 31
Independent Auditors                                                      p. 31
Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                             P(1 + T) TO THE POWER OF n = ERV

where:        P = a hypothetical initial payment of $1,000
              T = average annual total return
              n = number of years
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION B, THE GUARANTEED MINIMUM INCOME BENEFIT AND BENEFIT PROTECTOR(SM) PLUS RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

SBCA1        Blue Chip Advantage Fund (2/00; 9/99)(b)                (24.30%)    (17.16%)     (24.30%)     --%     --%    (12.05%)
SBND1        Bond Fund (2/00; 10/81)                                  (2.42)       0.71        (2.42)    1.25    4.88       7.76
SCAR1        Capital Resource Fund (2/00; 10/81)                     (25.77)     (22.10)      (25.77)    1.48    4.37       9.52
SCMG1        Cash Management Fund (2/00; 10/81)                       (5.99)      (1.67)       (5.99)    1.19    2.06       3.94
SDEI1        Diversified Equity Income Fund (2/00; 9/99)              (7.43)      (0.65)       (7.43)      --      --      (2.96)
SEXI1        Extra Income Fund (2/00; 5/96)                           (4.88)      (8.54)       (4.88)   (1.82)     --      (0.73)
SFDI1        Federal Income Fund (2/00; 9/99)                         (3.61)       1.36        (3.61)      --      --       0.80
SGRO1        Growth Fund (2/00; 9/99)                                (37.39)     (32.32)      (37.39)      --      --     (20.72)
SMGD1        Managed Fund (2/00; 4/86)                               (18.96)     (11.76)      (18.96)    3.11    6.32       7.68
SNDM1        NEW DIMENSIONS FUND(R)(2/00; 5/96)                      (24.50)     (18.77)      (24.50)    6.26      --       7.50
SSCA1        Small Cap Advantage Fund (2/00; 9/99)                   (15.29)      (8.62)      (15.29)      --      --      (1.32)

            AIM V.I.
SCAP1        Capital Appreciation Fund, Series I (2/00; 5/93)        (30.45)     (25.38)      (30.45)    2.32      --       9.09
SCDV1        Capital Development Fund, Series I (2/00; 5/98)         (16.69)     (10.98)      (16.69)      --      --       0.58
SVAL1        Premier Equity Fund, Series I (2/00; 5/93)              (20.79)     (20.38)      (20.79)    6.09      --      10.72
             (previously AIM V.I. Value Fund, Series I)

            ALLIANCE VP
SPGR1        Premier Growth Portfolio (Class B) (2/00; 6/92)(c)      (25.13)     (21.02)      (25.13)    8.94      --      13.01
STEC1        Technology Portfolio (Class B) (2/00; 1/96)(d)          (32.42)     (33.24)      (32.42)    8.81      --       8.87
SUGH1        U.S. Government/High Grade Securities Portfolio
             (Class B) (2/00; 9/92)(e)                                (2.49)       3.33        (2.49)    2.75      --       3.64

            BARON CAPITAL FUNDS TRUST
SCAS1        Baron Capital Asset Fund - Insurance Shares
             (2/00; 10/98)                                             1.80       (1.62)        1.80       --      --      18.82

            CREDIT SUISSE TRUST -
SEGR1        Emerging Growth Portfolio (2/00; 9/99)                  (24.23)     (21.95)      (24.23)      --      --      (1.96)

            FIDELITY VIP
SGRI1        Growth & Income Portfolio (Service Class)
             (2/00; 12/96)(f)                                        (17.39)      (9.37)      (17.39)    5.93      --       5.93
SMDC1        Mid Cap Portfolio (Service Class) (2/00; 12/98)(f)      (12.42)      (0.27)      (12.42)      --      --      20.98
SOVS1        Overseas Portfolio (Service Class) (2/00; 1/87)(f)      (28.63)     (26.16)      (28.63)   (0.99)   3.40       3.57

            FTVIPT
SRES1        Franklin Real Estate Fund - Class 2 (2/00; 1/89)(g)      (2.24)      15.06        (2.24)    2.24    8.92       7.70
SMSS1        Mutual Shares Securities Fund -
             Class 2 (2/00; 11/96)(g)                                 (3.00)       8.02        (3.00)    6.59      --       7.22
WINT8        Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(h)                                     --          --       (23.86)    0.91      --       7.13
SISC1        Templeton International Smaller Companies Fund -
             Class 2 (2/00; 5/96)(g)                                 (11.76)      (8.61)      (11.76)   (3.02)     --      (0.72)

                                        4

                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR1        Capital Growth Fund (2/00; 4/98)                        (22.46%)    (15.46%)     (22.46%)     --%     --%     (0.90%)
SUSE1        CORE(SM) U.S. Equity Fund (2/00; 2/98)(i)               (20.18)     (14.63)      (20.18)      --      --      (0.99)
SGLI1        Global Income Fund (2/00; 1/98)                          (5.02)       0.63        (5.02)      --      --       0.91
SIEQ1        International Equity Fund (2/00; 1/98)                  (29.52)     (24.24)      (29.52)      --      --      (2.59)
SITO1        Internet Tollkeeper Fund(SM) (5/00; 4/00)(i)            (39.86)     (42.27)      (39.86)      --      --     (42.12)

            JANUS ASPEN SERIES
SAGP1        Aggressive Growth Portfolio: Service Shares
             (2/00; 9/93)(j)                                         (45.22)     (45.64)      (45.22)    3.15      --       9.57
SGLT1        Global Technology Portfolio: Service Shares
             (5/00; 1/00)(k)                                         (43.16)     (44.29)      (43.16)      --      --     (40.21)
SGRP1        Growth Portfolio: Service Shares (2/00; 9/93)(j)        (31.92)     (27.54)      (31.92)    4.32      --       8.34
SINT1        International Growth Portfolio: Service Shares
             (2/00; 5/94)(j)                                         (30.59)     (30.75)      (30.59)    6.32      --      10.82

            JPMORGAN
SUDE1        U.S. Disciplined Equity Portfolio (2/00; 1/95)          (20.15)     (14.75)      (20.15)    4.04      --       9.95

            LAZARD RETIREMENT SERIES
SREQ1        Equity Portfolio (2/00; 3/98)                           (16.14)      (5.42)      (16.14)      --      --      (1.61)
SRIE1        International Equity Portfolio (2/00; 9/98)             (31.16)     (20.62)      (31.16)      --      --      (6.37)

            MFS(R)
SNDS1        New Discovery Series - Initial Class (2/00; 5/98)       (13.93)     (14.07)      (13.93)      --      --      10.39
SRSS1        Research Series - Initial Class (2/00; 7/95)            (28.61)     (19.01)      (28.61)    2.98      --       7.06
SUTS1        Utilities Series - Initial Class (2/00; 1/95)           (31.29)     (18.97)      (31.29)    6.99      --      11.76

            ROYCE CAPITAL FUND
SMCC1        Micro-Cap Portfolio (2/00; 12/96)                        18.88       20.04        18.88    16.55      --      16.65
SPRM1        Small-Cap Portfolio (2/00; 12/96)                        10.27       23.32        10.27    13.90      --      14.20

            THIRD AVENUE
SVLU1        Value Portfolio (2/00; 9/99)                              3.11       22.23         3.11       --      --      21.77

            WANGER
SISM1        International Small Cap (2/00; 5/95)                    (28.53)     (36.97)      (28.53)    4.47      --      12.50
SUSC1        U.S. Smaller Companies (2/00; 5/95)                       0.93       (4.39)        0.93     8.92      --      15.21
             (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
SEQI1        Equity Income Fund (2/00; 5/96)(l)                      (14.27)      (1.87)      (14.27)    5.79      --       6.81

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.45% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee, a 0.40% annual Benefit Protector Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until June 2, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 2, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(i) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(j) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION B, THE GUARANTEED MINIMUM INCOME BENEFIT AND BENEFIT PROTECTOR(SM) PLUS RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBCA1        Blue Chip Advantage Fund (2/00; 9/99)(b)                (18.59%)    (13.92%)     (18.59%)     --%     --%     (9.14%)
SBND1        Bond Fund (2/00; 10/81)                                   5.19        4.79         5.19     2.55    4.88       7.76
SCAR1        Capital Resource Fund (2/00; 10/81)                     (20.19)     (19.05)      (20.19)    2.77    4.37       9.52
SCMG1        Cash Management Fund (2/00; 10/81)                        1.31        2.30         1.31     2.49    2.06       3.94
SDEI1        Diversified Equity Income Fund (2/00; 9/99)              (0.25)       3.33        (0.25)      --      --       0.24
SEXI1        Extra Income Fund (2/00; 5/96)                            2.53       (4.87)        2.53    (0.53)     --       0.24
SFDI1        Federal Income Fund (2/00; 9/99)                          3.91        5.47         3.91       --      --       4.13
SGRO1        Growth Fund (2/00; 9/99)                                (32.82)     (29.77)      (32.82)      --      --     (18.10)
SMGD1        Managed Fund (2/00; 4/86)                               (12.79)      (8.27)      (12.79)    4.32    6.32       7.68
SNDM1        NEW DIMENSIONS FUND(R)(2/00; 5/96)                      (18.80)     (15.59)      (18.80)    7.34      --       8.24
SSCA1        Small Cap Advantage Fund (2/00; 9/99)                    (8.79)      (4.98)       (8.79)      --      --       1.95

            AIM V.I.
SCAP1        Capital Appreciation Fund, Series I (2/00; 5/93)        (25.27)     (22.51)      (25.27)    3.56      --       9.20
SCDV1        Capital Development Fund, Series I (2/00; 5/98)         (10.32)      (7.45)      (10.32)      --      --       2.63
SVAL1        Premier Equity Fund, Series I (2/00; 5/93)              (14.77)     (17.26)      (14.77)    7.17      --      10.83
             (previously AIM V.I. Value Fund, Series I)

            ALLIANCE VP
SPGR1        Premier Growth Portfolio (Class B) (2/00; 6/92)(c)      (19.49)     (17.96)      (19.49)    9.91      --      13.01
STEC1        Technology Portfolio (Class B) (2/00; 1/96)(d)          (27.41)     (30.72)      (27.41)    9.79      --       9.52
SUGH1        U.S. Government/High Grade Securities Portfolio
             (Class B) (2/00; 9/92)(e)                                 5.12        7.38         5.12     3.98      --       3.64

            BARON CAPITAL FUNDS TRUST
SCAS1        Baron Capital Asset Fund - Insurance Shares
             (2/00; 10/98)                                             9.78        2.36         9.78       --      --      20.46

            CREDIT SUISSE TRUST -
SEGR1        Emerging Growth Portfolio (2/00; 9/99)                  (18.51)     (18.88)      (18.51)      --      --       1.30

            FIDELITY VIP
SGRI1        Growth & Income Portfolio (Service Class)
             (2/00; 12/96)(f)                                        (11.07)      (5.77)      (11.07)    7.02      --       7.02
SMDC1        Mid Cap Portfolio (Service Class) (2/00; 12/98)(f)       (5.67)       3.76        (5.67)      --      --      22.76
SOVS1        Overseas Portfolio (Service Class) (2/00; 1/87)(f)      (23.30)     (23.29)      (23.30)    0.25    3.40       3.57

            FTVIPT
SRES1        Franklin Real Estate Fund - Class 2 (2/00; 1/89)(g)       5.40       18.75         5.40     3.49    8.92       7.70
SMSS1        Mutual Shares Securities Fund -
             Class 2 (2/00; 11/96)(g)                                  4.57       11.92         4.57     7.65      --       8.07
WINT8        Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(h)                                     --          --       (18.11)    2.20      --       7.13
SISC1        Templeton International Smaller Companies Fund -
             Class 2 (2/00; 5/96)(g)                                  (4.96)      (4.97)       (4.96)   (1.76)     --       0.25

                                        7

                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR1        Capital Growth Fund (2/00; 4/98)                        (16.59%)    (12.14%)     (16.59%)     --%     --%      1.10%
SUSE1        CORE(SM) U.S. Equity Fund (2/00; 2/98)(i)               (14.11)     (11.26)      (14.11)      --      --       0.89
SGLI1        Global Income Fund (2/00; 1/98)                           2.37        4.70         2.37       --      --       2.82
SIEQ1        International Equity Fund (2/00; 1/98)                  (24.26)     (21.29)      (24.26)      --      --      (0.81)
SITO1        Internet Tollkeeper Fund(SM) (5/00; 4/00)(i)            (35.51)     (39.74)      (35.51)      --      --     (39.53)

            JANUS ASPEN SERIES
SAGP1        Aggressive Growth Portfolio: Service Shares
             (2/00; 9/93)(j)                                         (41.32)     (43.66)      (41.32)    4.36      --       9.69
SGLT1        Global Technology Portfolio: Service Shares
             (5/00; 1/00)(k)                                         (39.09)     (41.85)      (39.09)      --      --     (38.07)
SGRP1        Growth Portfolio: Service Shares (2/00; 9/93)(j)        (26.87)     (24.78)      (26.87)    5.48      --       8.47
SINT1        International Growth Portfolio: Service Shares
             (2/00; 5/94)(j)                                         (25.42)     (28.08)      (25.42)    7.39      --      11.08

            JPMORGAN
SUDE1        U.S. Disciplined Equity Portfolio (2/00; 1/95)          (14.08)     (11.39)      (14.08)    5.21      --      10.43

            LAZARD RETIREMENT SERIES
SREQ1        Equity Portfolio (2/00; 3/98)                            (9.71)      (1.67)       (9.71)      --      --       0.32
SRIE1        International Equity Portfolio (2/00; 9/98)             (26.04)     (17.55)      (26.04)      --      --      (4.27)

            MFS(R)
SNDS1        New Discovery Series - Initial Class (2/00; 5/98)        (7.31)     (10.67)       (7.31)      --      --      12.03
SRSS1        Research Series - Initial Class (2/00; 7/95)            (23.27)     (15.88)      (23.27)    4.20      --       7.70
SUTS1        Utilities Series - Initial Class (2/00; 1/95)           (26.18)     (15.85)      (26.18)    8.04      --      12.20

            ROYCE CAPITAL FUND
SMCC1        Micro-Cap Portfolio (2/00; 12/96)                        26.88       23.60        26.88    17.29      --      17.28
SPRM1        Small-Cap Portfolio (2/00; 12/96)                        18.27       26.79        18.27    14.72      --      14.90

            THIRD AVENUE
SVLU1        Value Portfolio (2/00; 9/99)                             11.11       25.73        11.11       --      --      24.46

            WANGER
SISM1        International Small Cap (2/00; 5/95)                    (23.18)     (34.54)      (23.18)    5.62      --      12.96
SUSC1        U.S. Smaller Companies (2/00; 5/95)                       8.84       (0.50)        8.84     9.90      --      15.61
             (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
SEQI1        Equity Income Fund (2/00; 5/96)(l)                       (7.69)       2.06        (7.69)    6.89      --       7.57

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.45% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.35% annual Guaranteed Minimum Income Benefit Rider fee and a 0.40% annual Benefit Protector Plus Death Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until June 2, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 2, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(i) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(j) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION B FOR PERIODS ENDING
DEC. 31, 2001



                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBCA1        Blue Chip Advantage Fund (2/00; 9/99)(b)                (23.61%)    (16.45%)     (23.61%)     --%     --%    (11.33%)
SBND1        Bond Fund (2/00; 10/81)                                  (1.73)       1.42        (1.73)    2.04    5.63       8.51
SCAR1        Capital Resource Fund (2/00; 10/81)                     (25.08)     (21.38)      (25.08)    2.27    5.12      10.27
SCMG1        Cash Management Fund (2/00; 10/81)                       (5.30)      (0.96)       (5.30)    1.97    2.81       4.69
SDEI1        Diversified Equity Income Fund (2/00; 9/99)              (6.74)       0.06        (6.74)      --      --      (2.24)
SEXI1        Extra Income Fund (2/00; 5/96)                           (4.19)      (7.83)       (4.19)   (1.09)     --       0.01
SFDI1        Federal Income Fund (2/00; 9/99)                         (2.92)       2.13        (2.92)      --      --       1.54
SGRO1        Growth Fund (2/00; 9/99)                                (36.70)     (31.60)      (36.70)      --      --     (19.99)
SMGD1        Managed Fund (2/00; 4/86)                               (18.27)     (11.04)      (18.27)    3.89    7.07       8.43
SNDM1        NEW DIMENSIONS FUND(R)(2/00; 5/96)                      (23.81)     (18.06)      (23.81)    7.04      --       8.28
SSCA1        Small Cap Advantage Fund (2/00; 9/99)                   (14.60)      (7.91)      (14.60)      --      --      (0.59)

            AIM V.I.
SCAP1        Capital Appreciation Fund, Series I (2/00; 5/93)        (29.76)     (24.66)      (29.76)    3.10      --       9.84
SCDV1        Capital Development Fund, Series I (2/00; 5/98)         (16.00)     (10.26)      (16.00)      --      --       1.33
SVAL1        Premier Equity Fund, Series I (2/00; 5/93)              (20.10)     (19.67)      (20.10)    6.87      --      11.48
             (previously AIM V.I. Value Fund, Series I)

            ALLIANCE VP
SPGR1        Premier Growth Portfolio (Class B) (2/00; 6/92)(c)      (24.44)     (20.30)      (24.44)    9.72      --      13.76
STEC1        Technology Portfolio (Class B) (2/00; 1/96)(d)          (31.73)     (32.53)      (31.73)    9.58      --       9.64
SUGH1        U.S. Government/High Grade Securities Portfolio
             (Class B) (2/00; 9/92)(e)                                (1.80)       4.11        (1.80)    3.54      --       4.39

            BARON CAPITAL FUNDS TRUST
SCAS1        Baron Capital Asset Fund - Insurance Shares
             (2/00; 10/98)                                             2.53       (0.90)        2.53       --      --      19.59

            CREDIT SUISSE TRUST -
SEGR1        Emerging Growth Portfolio (2/00; 9/99)                  (23.54)     (21.23)      (23.54)      --      --      (1.23)

            FIDELITY VIP
SGRI1        Growth & Income Portfolio (Service Class)
             (2/00; 12/96)(f)                                        (16.70)      (8.66)      (16.70)    6.71      --       6.71
SMDC1        Mid Cap Portfolio (Service Class) (2/00; 12/98)(f)      (11.73)       0.44       (11.73)      --      --      21.75
SOVS1        Overseas Portfolio (Service Class) (2/00; 1/87)(f)      (27.94)     (25.44)      (27.94)   (0.26)   4.15       4.32

            FTVIPT
SRES1        Franklin Real Estate Fund - Class 2 (2/00; 1/89)(g)      (1.55)      15.83        (1.55)    3.03    9.67       8.45
SMSS1        Mutual Shares Securities Fund -
             Class 2 (2/00; 11/96)(g)                                 (2.31)       8.79        (2.31)    7.37      --       7.99
WINT8        Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(h)                                     --          --       (23.17)    1.67      --       7.88
SISC1        Templeton International Smaller Companies Fund -
             Class 2 (2/00; 5/96)(g)                                 (11.07)      (7.90)      (11.07)   (2.28)     --       0.02

                                       10

                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            GOLDMAN SACHS VIT

SCGR1        Capital Growth Fund (2/00; 4/98)                        (21.77%)    (14.74%)     (21.77%)     --%     --%     (0.17%)
SUSE1        CORE(SM) U.S. Equity Fund (2/00; 2/98)(i)               (19.49)     (13.91)      (19.49)      --      --      (0.26)
SGLI1        Global Income Fund (2/00; 1/98)                          (4.33)       1.34        (4.33)      --      --       1.71
SIEQ1        International Equity Fund (2/00; 1/98)                  (28.83)     (23.52)      (28.83)      --      --      (1.86)
SITO1        Internet Tollkeeper Fund(SM) (5/00; 4/00)(i)            (39.17)     (41.56)      (39.17)      --      --     (41.41)

            JANUS ASPEN SERIES

SAGP1        Aggressive Growth Portfolio: Service Shares
             (2/00; 9/93)(j)                                         (44.53)     (44.93)      (44.53)    3.94      --      10.33
SGLT1        Global Technology Portfolio: Service Shares
             (5/00; 1/00)(k)                                         (42.47)     (43.58)      (42.47)      --      --     (39.50)
SGRP1        Growth Portfolio: Service Shares (2/00; 9/93)(j)        (31.23)     (26.83)      (31.23)    5.10      --       9.09
SINT1        International Growth Portfolio: Service Shares
             (2/00; 5/94)(j)                                         (29.90)     (30.03)      (29.90)    7.10      --      11.58

            JPMORGAN

SUDE1        U.S. Disciplined Equity Portfolio (2/00; 1/95)          (19.46)     (14.03)      (19.46)    4.82      --      10.72

            LAZARD RETIREMENT SERIES

SREQ1        Equity Portfolio (2/00; 3/98)                           (15.45)      (4.70)      (15.45)      --      --      (0.88)
SRIE1        International Equity Portfolio (2/00; 9/98)             (30.47)     (19.91)      (30.47)      --      --      (5.64)

            MFS(R)

SNDS1        New Discovery Series - Initial Class (2/00; 5/98)       (13.24)     (13.35)      (13.24)      --      --      11.17
SRSS1        Research Series - Initial Class (2/00; 7/95)            (27.92)     (18.30)      (27.92)    3.77      --       7.84
SUTS1        Utilities Series - Initial Class (2/00; 1/95)           (30.60)     (18.25)      (30.60)    7.77      --      12.53

            ROYCE CAPITAL FUND

SMCC1        Micro-Cap Portfolio (2/00; 12/96)                        19.63       20.81        19.63    17.31      --      17.41
SPRM1        Small-Cap Portfolio (2/00; 12/96)                        11.02       24.09        11.02    14.67      --      14.97

            THIRD AVENUE

SVLU1        Value Portfolio (2/00; 9/99)                              3.86       23.00         3.86       --      --      22.54

            WANGER

SISM1        International Small Cap (2/00; 5/95)                    (27.84)     (36.25)      (27.84)    5.25      --      13.27
SUSC1        U.S. Smaller Companies (2/00; 5/95)                       1.62       (3.67)        1.62     9.70      --      15.98
             (previously Wanger U.S. Small Cap)

            WELLS FARGO VT

SEQI1        Equity Income Fund (2/00; 5/96)(l)                      (13.58)      (1.15)      (13.58)    6.57      --       7.58

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.45% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until June 2, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 2, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(i) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(j) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION B FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
SBCA1        Blue Chip Advantage Fund (2/00; 9/99)(b)                (17.84%)    (13.17%)     (17.84%)     --%     --%     (8.39%)
SBND1        Bond Fund (2/00; 10/81)                                   5.94        5.54         5.94     3.30    5.63       8.51
SCAR1        Capital Resource Fund (2/00; 10/81)                     (19.44)     (18.30)      (19.44)    3.52    5.12      10.27
SCMG1        Cash Management Fund (2/00; 10/81)                        2.06        3.05         2.06     3.24    2.81       4.69
SDEI1        Diversified Equity Income Fund (2/00; 9/99)               0.50        4.08         0.50       --      --       0.99
SEXI1        Extra Income Fund (2/00; 5/96)                            3.28       (4.12)        3.28     0.22      --       0.99
SFDI1        Federal Income Fund (2/00; 9/99)                          4.66        6.22         4.66       --      --       4.88
SGRO1        Growth Fund (2/00; 9/99)                                (32.07)     (29.02)      (32.07)      --      --     (17.34)
SMGD1        Managed Fund (2/00; 4/86)                               (12.04)      (7.52)      (12.04)    5.07    7.07       8.43
SNDM1        NEW DIMENSIONS FUND(R)(2/00; 5/96)                      (18.05)     (14.84)      (18.05)    8.09      --       8.99
SSCA1        Small Cap Advantage Fund (2/00; 9/99)                    (8.04)      (4.23)       (8.04)      --      --       2.70

            AIM V.I.
SCAP1        Capital Appreciation Fund, Series I (2/00; 5/93)        (24.52)     (21.76)      (24.52)    4.31      --       9.95
SCDV1        Capital Development Fund, Series I (2/00; 5/98)          (9.57)      (6.70)       (9.57)      --      --       3.38
SVAL1        Premier Equity Fund, Series I (2/00; 5/93)              (14.02)     (16.51)      (14.02)    7.92      --      11.58
             (previously AIM V.I. Value Fund, Series I)

            ALLIANCE VP
SPGR1        Premier Growth Portfolio (Class B) (2/00; 6/92)(c)      (18.74)     (17.21)      (18.74)   10.66      --      13.76
STEC1        Technology Portfolio (Class B) (2/00; 1/96)(d)          (26.66)     (29.97)      (26.66)   10.54      --      10.27
SUGH1        U.S. Government/High Grade Securities Portfolio
             (Class B) (2/00; 9/92)(e)                                 5.87        8.13         5.87     4.73      --       4.39

            BARON CAPITAL FUNDS TRUST
SCAS1        Baron Capital Asset Fund - Insurance Shares
             (2/00; 10/98)                                            10.53        3.11        10.53       --      --      21.21

            CREDIT SUISSE TRUST -
SEGR1        Emerging Growth Portfolio (2/00; 9/99)                  (17.76)     (18.13)      (17.76)      --      --       2.05

            FIDELITY VIP
SGRI1        Growth & Income Portfolio (Service Class)
             (2/00; 12/96)(f)                                        (10.32)      (5.02)      (10.32)    7.77      --       7.77
SMDC1        Mid Cap Portfolio (Service Class) (2/00; 12/98)(f)       (4.92)       4.51        (4.92)      --      --      23.51
SOVS1        Overseas Portfolio (Service Class) (2/00; 1/87)(f)      (22.55)     (22.54)      (22.55)    1.00    4.15       4.32

            FTVIPT
SRES1        Franklin Real Estate Fund - Class 2 (2/00; 1/89)(g)       6.15       19.50         6.15     4.24    9.67       8.45
SMSS1        Mutual Shares Securities Fund -
             Class 2 (2/00; 11/96)(g)                                  5.32       12.67         5.32     8.40      --       8.82
WINT8        Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(h)                                     --          --       (17.36)    2.95      --       7.88
SISC1        Templeton International Smaller Companies Fund -
             Class 2 (2/00; 5/96)(g)                                  (4.21)      (4.22)       (4.21)   (1.01)     --       1.00

                                       13

                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR1        Capital Growth Fund (2/00; 4/98)                        (15.84%)    (11.39%)     (15.84%)     --%     --%      1.85%
SUSE1        CORE(SM) U.S. Equity Fund (2/00; 2/98)(i)               (13.36)     (10.51)      (13.36)      --      --       1.64
SGLI1        Global Income Fund (2/00; 1/98)                           3.12        5.45         3.12       --      --       3.57
SIEQ1        International Equity Fund (2/00; 1/98)                  (23.51)     (20.54)      (23.51)      --      --      (0.06)
SITO1        Internet Tollkeeper Fund(SM) (5/00; 4/00)(i)            (34.76)     (38.99)      (34.76)      --      --     (38.78)

            JANUS ASPEN SERIES
SAGP1        Aggressive Growth Portfolio: Service Shares
             (2/00; 9/93)(j)                                         (40.57)     (42.91)      (40.57)    5.11      --      10.44
SGLT1        Global Technology Portfolio: Service Shares
             (5/00; 1/00)(k)                                         (38.34)     (41.10)      (38.34)      --      --     (37.32)
SGRP1        Growth Portfolio: Service Shares (2/00; 9/93)(j)        (26.12)     (24.03)      (26.12)    6.23      --       9.22
SINT1        International Growth Portfolio: Service Shares
             (2/00; 5/94)(j)                                         (24.67)     (27.33)      (24.67)    8.14      --      11.83

            JPMORGAN
SUDE1        U.S. Disciplined Equity Portfolio (2/00; 1/95)          (13.33)     (10.64)      (13.33)    5.96      --      11.18

            LAZARD RETIREMENT SERIES
SREQ1        Equity Portfolio (2/00; 3/98)                            (8.96)      (0.92)       (8.96)      --      --       1.07
SRIE1        International Equity Portfolio (2/00; 9/98)             (25.29)     (16.80)      (25.29)      --      --      (3.52)

            MFS(R)
SNDS1        New Discovery Series - Initial Class (2/00; 5/98)        (6.56)      (9.92)       (6.56)      --      --      12.78
SRSS1        Research Series - Initial Class (2/00; 7/95)            (22.52)     (15.13)      (22.52)    4.95      --       8.45
SUTS1        Utilities Series - Initial Class (2/00; 1/95)           (25.43)     (15.10)      (25.43)    8.79      --      12.95

            ROYCE CAPITAL FUND
SMCC1        Micro-Cap Portfolio (2/00; 12/96)                        27.63       24.35        27.63    18.04      --      18.03
SPRM1        Small-Cap Portfolio (2/00; 12/96)                        19.02       27.54        19.02    15.47      --      15.65

            THIRD AVENUE
SVLU1        Value Portfolio (2/00; 9/99)                             11.86       26.48        11.86       --      --      25.21

            WANGER
SISM1        International Small Cap (2/00; 5/95)                    (22.43)     (33.79)      (22.43)    6.37      --      13.71
SUSC1        U.S. Smaller Companies (2/00; 5/95)                       9.59        0.25         9.59    10.65      --      16.36
             (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
SEQI1        Equity Income Fund (2/00; 5/96)(l)                       (6.94)       2.81        (6.94)    7.64      --       8.32

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.45% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until June 2, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 2, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(i) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(j) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL, SELECTION OF DEATH BENEFIT OPTION A AND BENEFIT PROTECTOR(SM) PLUS RIDER FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3        Blue Chip Advantage Fund (3/00; 9/99)(b)                (23.90%)    (18.28%)     (23.90%)     --%     --%    (11.62%)
SBND2        Bond Fund (5/00; 10/81)                                  (2.01)       1.75        (2.01)    1.73    5.34       8.22
WCAR3        Capital Resource Fund (3/00; 10/81)                     (25.37)     (23.33)      (25.37)    1.96    4.83       9.98
SCMG2        Cash Management Fund (5/00; 10/81)                       (5.57)      (1.77)       (5.57)    1.66    2.52       4.39
WDEI3        Diversified Equity Income Fund (3/00; 9/99)              (7.02)       0.03        (7.02)      --      --      (2.52)
WEXI3        Extra Income Fund (3/00; 5/96)                           (4.46)      (8.38)       (4.46)   (1.38)     --      (0.28)
WFDI3        Federal Income Fund (3/00; 9/99)                         (3.19)       1.63        (3.19)      --      --       1.23
SGRO2        Growth Fund (5/00; 9/99)                                (37.01)     (37.12)      (37.01)      --      --     (20.29)
SMGD2        Managed Fund (5/00; 4/86)                               (18.56)     (14.71)      (18.56)    3.59    6.77       8.14
WNDM3        NEW DIMENSIONS FUND(R)(3/00; 5/96)                      (24.10)     (20.95)      (24.10)    6.74      --       7.98
WSCA3        Small Cap Advantage Fund (3/00; 9/99)                   (14.88)     (13.96)      (14.88)      --      --      (0.88)

            AIM V.I.
WCAP3        Capital Appreciation Fund, Series I (3/00; 5/93)        (30.06)     (29.90)      (30.06)    2.79      --       9.55
SCDV2        Capital Development Fund, Series I (5/00; 5/98)         (16.29)     (12.70)      (16.29)      --      --       1.03
WVAL3        Premier Equity Fund, Series I (3/00; 5/93)              (20.39)     (21.60)      (20.39)    6.56      --      11.19
             (previously AIM V.I. Value Fund, Series I)

            ALLIANCE VP
SPGR2        Premier Growth Portfolio (Class B) (5/00; 6/92)(c)      (24.73)     (27.23)      (24.73)    9.41      --      13.48
STEC2        Technology Portfolio (Class B) (5/00; 1/96)(d)          (32.03)     (39.16)      (32.03)    9.28      --       9.35
SUGH2        U.S. Government/High Grade Securities Portfolio
             (Class B) (5/00; 9/92)(e)                                (2.07)      (0.59)       (2.07)    3.23      --       4.09

            BARON CAPITAL FUNDS TRUST
SCAS2        Baron Capital Asset Fund - Insurance Shares
             (5/00; 10/98)                                             2.24       (3.23)        2.24       --      --      19.30

            CREDIT SUISSE TRUST -
SEGR2        Emerging Growth Portfolio (5/00; 9/99)                  (23.83)     (20.55)      (23.83)      --      --      (1.52)

            FIDELITY VIP
SGRI2        Growth & Income Portfolio (Service Class)
             (5/00; 12/96)(f)                                        (16.98)     (11.82)      (16.98)    6.41      --       6.41
SMDC2        Mid Cap Portfolio (Service Class) (5/00; 12/98)(f)      (12.01)      (1.32)      (12.01)      --      --      21.46
SOVS2        Overseas Portfolio (Service Class) (5/00; 1/87)(f)      (28.24)     (26.45)      (28.24)   (0.55)   3.85       4.03

            FTVIPT
WRES3        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(g)      (1.81)      16.75        (1.81)    2.72    9.38       8.17
WMSS3        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(g)                                 (2.58)       7.94        (2.58)    7.06      --       7.68
WINT3        Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(h)                                     --          --       (23.46)    1.36      --       7.59
SISC2        Templeton International Smaller Companies Fund -
             Class 2 (5/00; 5/96)(g)                                 (11.35)      (9.20)      (11.35)   (2.58)     --      (0.28)

                                       16

                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR2        Capital Growth Fund (5/00; 4/98)                        (22.06%)    (19.08%)     (22.06%)     --%     --%     (0.46%)
WUSE3        CORE(SM) U.S. Equity Fund (3/00; 2/98)(i)               (19.78)     (15.72)      (19.78)      --      --      (0.55)
WGLI3        Global Income Fund (3/00; 1/98)                          (4.60)       0.72        (4.60)      --      --       1.38
SIEQ2        International Equity Fund (5/00; 1/98)                  (29.13)     (25.18)      (29.13)      --      --      (2.15)
SITO2        Internet Tollkeeper Fund(SM) (5/00; 4/00)(i)            (39.48)     (41.88)      (39.48)      --      --     (41.73)

            JANUS ASPEN SERIES
SAGP2        Aggressive Growth Portfolio: Service Shares
             (5/00; 9/93)(j)                                         (44.84)     (45.04)      (44.84)    3.63      --      10.03
SGLT2        Global Technology Portfolio: Service Shares
             (5/00; 1/00)(k)                                         (42.78)     (43.91)      (42.78)      --      --     (39.82)
SGRP2        Growth Portfolio: Service Shares (5/00; 9/93)(j)        (31.53)     (30.11)      (31.53)    4.79      --       8.80
SINT2        International Growth Portfolio: Service Shares
             (5/00; 5/94)(j)                                         (30.20)     (30.36)      (30.20)    6.79      --      11.28

            JPMORGAN
SUDE2        U.S. Disciplined Equity Portfolio (5/00; 1/95)          (19.75)     (18.85)      (19.75)    4.50      --      10.42

            LAZARD RETIREMENT SERIES
SREQ2        Equity Portfolio (5/00; 3/98)                           (15.73)     (10.30)      (15.73)      --      --      (1.17)
SRIE2        International Equity Portfolio (5/00; 9/98)             (31.00)     (22.59)      (31.00)      --      --      (6.04)

            MFS(R)
SNDS2        New Discovery Series - Initial Class (5/00; 5/98)       (13.52)     (12.58)      (13.52)      --      --      10.87
SRSS2        Research Series - Initial Class (5/00; 7/95)            (28.22)     (23.71)      (28.22)    3.46      --       7.53
WUTS3        Utilities Series - Initial Class (3/00; 1/95)           (30.90)     (21.66)      (30.90)    7.47      --      12.23

            ROYCE CAPITAL FUND
SMCC2        Micro-Cap Portfolio (5/00; 12/96)                        19.36       19.27        19.36    17.03      --      17.12
SPRM2        Small-Cap Portfolio (5/00; 12/96)                        10.74       15.64        10.74    14.38      --      14.68

            THIRD AVENUE
SVLU2        Value Portfolio (5/00; 9/99)                              3.57       19.21         3.57       --      --      22.26

            WANGER
SISM2        International Small Cap (5/00; 5/95)                    (28.14)     (33.47)      (28.14)    4.94      --      12.97
SUSC2        U.S. Smaller Companies (5/00; 5/95)                       1.36        2.43         1.36     9.40      --      15.69
             (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
WEQI3        Equity Income Fund (3/00; 5/96)(l)                      (13.87)      (1.82)      (13.87)    6.27      --       7.28

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.35% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.40% annual Benefit Protector Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until June 2, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 2, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(i) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(j) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL, SELECTION OF DEATH BENEFIT OPTION A AND BENEFIT PROTECTOR(SM) PLUS RIDER FOR PERIODS ENDING DEC. 31, 2001


                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3        Blue Chip Advantage Fund (3/00; 9/99)(b)                (18.16%)    (14.93%)     (18.16%)     --%     --%     (8.70%)
SBND2        Bond Fund (5/00; 10/81)                                   5.65        6.42         5.65     3.00    5.34       8.22
WCAR3        Capital Resource Fund (3/00; 10/81)                     (19.75)     (20.19)      (19.75)    3.22    4.83       9.98
SCMG2        Cash Management Fund (5/00; 10/81)                        1.77        2.74         1.77     2.94    2.52       4.39
WDEI3        Diversified Equity Income Fund (3/00; 9/99)               0.20        4.19         0.20       --      --       0.70
WEXI3        Extra Income Fund (3/00; 5/96)                            2.98       (4.58)        2.98    (0.08)     --       0.69
WFDI3        Federal Income Fund (3/00; 9/99)                          4.36        5.87         4.36       --      --       4.58
SGRO2        Growth Fund (5/00; 9/99)                                (32.40)     (34.34)      (32.40)      --      --     (17.66)
SMGD2        Managed Fund (5/00; 4/86)                               (12.35)     (10.84)      (12.35)    4.77    6.77       8.14
WNDM3        NEW DIMENSIONS FUND(R)(3/00; 5/96)                      (18.37)     (17.70)      (18.37)    7.80      --       8.70
WSCA3        Small Cap Advantage Fund (3/00; 9/99)                    (8.35)     (10.38)       (8.35)      --      --       2.41

            AIM V.I.
WCAP3        Capital Appreciation Fund, Series I (3/00; 5/93)        (24.85)     (27.04)      (24.85)    4.01      --       9.66
SCDV2        Capital Development Fund, Series I (5/00; 5/98)          (9.88)      (8.73)       (9.88)      --      --       3.09
WVAL3        Premier Equity Fund, Series I (3/00; 5/93)              (14.33)     (18.38)      (14.33)    7.63      --      11.29
             (previously AIM V.I. Value Fund, Series I)

            ALLIANCE VP
SPGR2        Premier Growth Portfolio (Class B) (5/00; 6/92)(c)      (19.06)     (23.96)      (19.06)   10.37      --      13.48
STEC2        Technology Portfolio (Class B) (5/00; 1/96)(d)          (26.99)     (36.45)      (26.99)   10.25      --       9.98
SUGH2        U.S. Government/High Grade Securities Portfolio
             (Class B) (5/00; 9/92)(e)                                 5.58        3.98         5.58     4.43      --       4.09

            BARON CAPITAL FUNDS TRUST
SCAS2        Baron Capital Asset Fund - Insurance Shares
             (5/00; 10/98)                                            10.24        1.24        10.24       --      --      20.93

            CREDIT SUISSE TRUST -
SEGR2        Emerging Growth Portfolio (5/00; 9/99)                  (18.08)     (16.93)      (18.08)      --      --       1.75

            FIDELITY VIP
SGRI2        Growth & Income Portfolio (Service Class)
             (5/00; 12/96)(f)                                        (10.63)      (7.81)      (10.63)    7.48      --       7.48
SMDC2        Mid Cap Portfolio (Service Class) (5/00; 12/98)(f)       (5.23)       3.21        (5.23)      --      --      23.23
SOVS2        Overseas Portfolio (Service Class) (5/00; 1/87)(f)      (22.87)     (23.18)      (22.87)    0.70    3.85       4.03

            FTVIPT
WRES3        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(g)       5.85       20.54         5.85     3.95    9.38       8.17
WMSS3        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(g)                                  5.02       11.98         5.02     8.11      --       8.53
WINT3        Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(h)                                     --          --       (17.68)    2.65      --       7.59
SISC2        Templeton International Smaller Companies Fund -
             Class 2 (5/00; 5/96)(g)                                  (4.51)      (5.06)       (4.51)   (1.31)     --       0.70

                                       19

                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR2        Capital Growth Fund (5/00; 4/98)                        (16.16%)    (15.43%)     (16.16%)     --%     --%      1.55%
WUSE3        CORE(SM) U.S. Equity Fund (3/00; 2/98)(i)               (13.67)     (12.24)      (13.67)      --      --       1.34
WGLI3        Global Income Fund (3/00; 1/98)                           2.83        4.92         2.83       --      --       3.27
SIEQ2        International Equity Fund (5/00; 1/98)                  (23.84)     (21.83)      (23.84)      --      --      (0.36)
SITO2        Internet Tollkeeper Fund(SM) (5/00; 4/00)(i)            (35.09)     (39.33)      (35.09)      --      --     (39.12)

            JANUS ASPEN SERIES
SAGP2        Aggressive Growth Portfolio: Service Shares
             (5/00; 9/93)(j)                                         (40.91)     (42.61)      (40.91)    4.81      --      10.15
SGLT2        Global Technology Portfolio: Service Shares
             (5/00; 1/00)(k)                                         (38.67)     (41.44)      (38.67)      --      --     (37.65)
SGRP2        Growth Portfolio: Service Shares (5/00; 9/93)(j)        (26.44)     (27.01)      (26.44)    5.93      --       8.93
SINT2        International Growth Portfolio: Service Shares
             (5/00; 5/94)(j)                                         (25.00)     (27.25)      (25.00)    7.85      --      11.54

            JPMORGAN
SUDE2        U.S. Disciplined Equity Portfolio (5/00; 1/95)          (13.64)     (15.18)      (13.64)    5.65      --      10.88

            LAZARD RETIREMENT SERIES
SREQ2        Equity Portfolio (5/00; 3/98)                            (9.27)      (6.25)       (9.27)      --      --       0.77
SRIE2        International Equity Portfolio (5/00; 9/98)             (25.86)     (19.15)      (25.86)      --      --      (3.94)

            MFS(R)
SNDS2        New Discovery Series - Initial Class (5/00; 5/98)        (6.87)      (8.60)       (6.87)      --      --      12.49
SRSS2        Research Series - Initial Class (5/00; 7/95)            (22.85)     (20.29)      (22.85)    4.65      --       8.14
WUTS3        Utilities Series - Initial Class (3/00; 1/95)           (25.76)     (18.52)      (25.76)    8.50      --      12.65

            ROYCE CAPITAL FUND
SMCC2        Micro-Cap Portfolio (5/00; 12/96)                        27.36       23.48        27.36    17.76      --      17.75
SPRM2        Small-Cap Portfolio (5/00; 12/96)                        18.74       19.93        18.74    15.18      --      15.36

            THIRD AVENUE
SVLU2        Value Portfolio (5/00; 9/99)                             11.57       23.42        11.57       --      --      24.93

            WANGER
SISM2        International Small Cap (5/00; 5/95)                    (22.76)     (30.49)      (22.76)    6.07      --      13.42
SUSC2        U.S. Smaller Companies (5/00; 5/95)                       9.30        7.08         9.30    10.36      --      16.08
             (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
WEQI3        Equity Income Fund (3/00; 5/96)(l)                       (7.25)       2.25        (7.25)    7.34      --       8.03

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.35% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and a 0.40% annual Benefit Protector Plus Death Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until June 2, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 2, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(i) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(j) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3        Blue Chip Advantage Fund (3/00; 9/99)(b)                (23.54%)    (17.90%)     (23.54%)     --%     --%    (11.24%)
SBND2        Bond Fund (5/00; 10/81)                                  (1.64)       2.16        (1.64)    2.15    5.74       8.62
WCAR3        Capital Resource Fund (3/00; 10/81)                     (25.01)     (22.95)      (25.01)    2.38    5.23      10.38
SCMG2        Cash Management Fund (5/00; 10/81)                       (5.21)      (1.39)       (5.21)    2.08    2.92       4.79
WDEI3        Diversified Equity Income Fund (3/00; 9/99)              (6.65)       0.41        (6.65)      --      --      (2.13)
WEXI3        Extra Income Fund (3/00; 5/96)                           (4.09)      (8.00)       (4.09)   (0.98)     --       0.11
WFDI3        Federal Income Fund (3/00; 9/99)                         (2.82)       2.04        (2.82)      --      --       1.64
SGRO2        Growth Fund (5/00; 9/99)                                (36.64)     (36.74)      (36.64)      --      --     (19.91)
SMGD2        Managed Fund (5/00; 4/86)                               (18.19)     (14.33)      (18.19)    4.00    7.17       8.54
WNDM3        NEW DIMENSIONS FUND(R)(3/00; 5/96)                      (23.73)     (20.57)      (23.73)    7.16      --       8.39
WSCA3        Small Cap Advantage Fund (3/00; 9/99)                   (14.51)     (13.58)      (14.51)      --      --      (0.49)

            AIM V.I.
WCAP3        Capital Appreciation Fund, Series I (3/00; 5/93)        (29.69)     (29.52)      (29.69)    3.21      --       9.95
SCDV2        Capital Development Fund, Series I (5/00; 5/98)         (15.92)     (12.32)      (15.92)      --      --       1.45
WVAL3        Premier Equity Fund, Series I (3/00; 5/93)              (20.02)     (21.22)      (20.02)    6.98      --      11.59
             (previously AIM V.I. Value Fund, Series I)

            ALLIANCE VP
SPGR2        Premier Growth Portfolio (Class B) (5/00; 6/92)(c)      (24.36)     (26.85)      (24.36)    9.83      --      13.88
STEC2        Technology Portfolio (Class B) (5/00; 1/96)(d)          (31.66)     (38.79)      (31.66)    9.70      --       9.76
SUGH2        U.S. Government/High Grade Securities Portfolio
             (Class B) (5/00; 9/92)(e)                                (1.70)      (0.21)       (1.70)    3.65      --       4.49

            BARON CAPITAL FUNDS TRUST
SCAS2        Baron Capital Asset Fund - Insurance Shares
             (5/00; 10/98)                                             2.64       (2.85)        2.64       --      --      19.71

            CREDIT SUISSE TRUST -
SEGR2        Emerging Growth Portfolio (5/00; 9/99)                  (23.46)     (20.17)      (23.46)      --      --      (1.14)

            FIDELITY VIP
SGRI2        Growth & Income Portfolio (Service Class)
             (5/00; 12/96)(f)                                        (16.61)     (11.44)      (16.61)    6.82      --       6.82
SMDC2        Mid Cap Portfolio (Service Class) (5/00; 12/98)(f)      (11.64)      (0.94)      (11.64)      --      --      21.87
SOVS2        Overseas Portfolio (Service Class) (5/00; 1/87)(f)      (27.87)     (26.08)      (27.87)   (0.16)   4.25       4.43

            FTVIPT
WRES3        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(g)      (1.45)      17.16        (1.45)    3.14    9.78       8.57
WMSS3        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(g)                                 (2.21)       8.35        (2.21)    7.48      --       8.10
WINT3        Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(h)                                     --          --       (23.10)    1.78      --       7.99
SISC2        Templeton International Smaller Companies Fund -
             Class 2 (5/00; 5/96)(g)                                 (10.98)      (8.82)      (10.98)   (2.19)     --       0.12

                                       22

                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR2        Capital Growth Fund (5/00; 4/98)                        (21.70%)    (18.70%)     (21.70%)     --%     --%     (0.07%)
WUSE3        CORE(SM) U.S. Equity Fund (3/00; 2/98)(i)               (19.41)     (15.34)      (19.41)      --      --      (0.16)
WGLI3        Global Income Fund (3/00; 1/98)                          (4.23)       1.10        (4.23)      --      --       1.81
SIEQ2        International Equity Fund (5/00; 1/98)                  (28.76)     (24.80)      (28.76)      --      --      (1.76)
SITO2        Internet Tollkeeper Fund(SM) (5/00; 4/00)(i)            (39.12)     (41.50)      (39.12)      --      --     (41.35)

            JANUS ASPEN SERIES
SAGP2        Aggressive Growth Portfolio: Service Shares
             (5/00; 9/93)(j)                                         (44.47)     (44.66)      (44.47)    4.05      --      10.43
SGLT2        Global Technology Portfolio: Service Shares
             (5/00; 1/00)(k)                                         (42.41)     (43.53)      (42.41)      --      --     (39.44)
SGRP2        Growth Portfolio: Service Shares (5/00; 9/93)(j)        (31.16)     (29.73)      (31.16)    5.21      --       9.20
SINT2        International Growth Portfolio: Service Shares
             (5/00; 5/94)(j)                                         (29.83)     (29.98)      (29.83)    7.21      --      11.69

            JPMORGAN
SUDE2        U.S. Disciplined Equity Portfolio (5/00; 1/95)          (19.38)     (18.47)      (19.38)    4.92      --      10.83

            LAZARD RETIREMENT SERIES
SREQ2        Equity Portfolio (5/00; 3/98)                           (15.36)      (9.92)      (15.36)      --      --      (0.78)
SRIE2        International Equity Portfolio (5/00; 9/98)             (30.63)     (22.21)      (30.63)      --      --      (5.65)

            MFS(R)
SNDS2        New Discovery Series - Initial Class (5/00; 5/98)       (13.15)     (12.20)      (13.15)      --      --      11.29
SRSS2        Research Series - Initial Class (5/00; 7/95)            (27.85)     (23.33)      (27.85)    3.88      --       7.94
WUTS3        Utilities Series - Initial Class (3/00; 1/95)           (30.53)     (21.28)      (30.53)    7.88      --      12.64

            ROYCE CAPITAL FUND
SMCC2        Micro-Cap Portfolio (5/00; 12/96)                        19.76       19.68        19.76    17.44      --      17.53
SPRM2        Small-Cap Portfolio (5/00; 12/96)                        11.14       16.05        11.14    14.79      --      15.09

            THIRD AVENUE
SVLU2        Value Portfolio (5/00; 9/99)                              3.97       19.62         3.97       --      --      22.67

            WANGER
SISM2        International Small Cap (5/00; 5/95)                    (27.77)     (33.09)      (27.77)    5.36      --      13.38
SUSC2        U.S. Smaller Companies (5/00; 5/95)                       1.72        2.84         1.72     9.81      --      16.10
             (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
WEQI3        Equity Income Fund (3/00; 5/96)(l)                      (13.50)      (1.44)      (13.50)    6.68      --       7.69

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.35% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until June 2, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 2, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(i) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(j) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A FOR PERIODS ENDING DEC. 31, 2001



                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
WBCA3        Blue Chip Advantage Fund (3/00; 9/99)(b)                (17.76%)    (14.53%)     (17.76%)     --%     --%     (8.30%)
SBND2        Bond Fund (5/00; 10/81)                                   6.05        6.82         6.05     3.40    5.74       8.62
WCAR3        Capital Resource Fund (3/00; 10/81)                     (19.35)     (19.79)      (19.35)    3.62    5.23      10.38
SCMG2        Cash Management Fund (5/00; 10/81)                        2.17        3.14         2.17     3.34    2.92       4.79
WDEI3        Diversified Equity Income Fund (3/00; 9/99)               0.60        4.59         0.60       --      --       1.10
WEXI3        Extra Income Fund (3/00; 5/96)                            3.38       (4.18)        3.38     0.32      --       1.09
WFDI3        Federal Income Fund (3/00; 9/99)                          4.76        6.27         4.76       --      --       4.98
SGRO2        Growth Fund (5/00; 9/99)                                (32.00)     (33.94)      (32.00)      --      --     (17.26)
SMGD2        Managed Fund (5/00; 4/86)                               (11.95)     (10.44)      (11.95)    5.17    7.17       8.54
WNDM3        NEW DIMENSIONS FUND(R)(3/00; 5/96)                      (17.97)     (17.30)      (17.97)    8.20      --       9.10
WSCA3        Small Cap Advantage Fund (3/00; 9/99)                    (7.95)      (9.98)       (7.95)      --      --       2.81

            AIM V.I.
WCAP3        Capital Appreciation Fund, Series I (3/00; 5/93)        (24.45)     (26.64)      (24.45)    4.41      --      10.06
SCDV2        Capital Development Fund, Series I (5/00; 5/98)          (9.48)      (8.33)       (9.48)      --      --       3.49
WVAL3        Premier Equity Fund, Series I (3/00; 5/93)              (13.93)     (17.98)      (13.93)    8.03      --      11.69
             (previously AIM V.I. Value Fund, Series I)

            ALLIANCE VP
SPGR2        Premier Growth Portfolio (Class B) (5/00; 6/92)(c)      (18.66)     (23.56)      (18.66)   10.77      --      13.88
STEC2        Technology Portfolio (Class B) (5/00; 1/96)(d)          (26.59)     (36.05)      (26.59)   10.65      --      10.38
SUGH2        U.S. Government/High Grade Securities Portfolio
             (Class B) (5/00; 9/92)(e)                                 5.98        4.38         5.98     4.83      --       4.49

            BARON CAPITAL FUNDS TRUST
SCAS2        Baron Capital Asset Fund - Insurance Shares
             (5/00; 10/98)                                            10.64        1.64        10.64       --      --      21.33

            CREDIT SUISSE TRUST -
SEGR2        Emerging Growth Portfolio (5/00; 9/99)                  (17.68)     (16.53)      (17.68)      --      --       2.15

            FIDELITY VIP
SGRI2        Growth & Income Portfolio (Service Class)
             (5/00; 12/96)(f)                                        (10.23)      (7.41)      (10.23)    7.88      --       7.88
SMDC2        Mid Cap Portfolio (Service Class) (5/00; 12/98)(f)       (4.83)       3.61        (4.83)      --      --      23.63
SOVS2        Overseas Portfolio (Service Class) (5/00; 1/87)(f)      (22.47)     (22.78)      (22.47)    1.10    4.25       4.43

            FTVIPT
WRES3        Franklin Real Estate Fund - Class 2 (3/00; 1/89)(g)       6.25       20.94         6.25     4.35    9.78       8.57
WMSS3        Mutual Shares Securities Fund -
             Class 2 (3/00; 11/96)(g)                                  5.42       12.38         5.42     8.51      --       8.93
WINT3        Templeton Foreign Securities Fund -
             Class 2 (3/02; 5/92)(h)                                     --          --       (17.28)    3.05      --       7.99
SISC2        Templeton International Smaller Companies Fund -
             Class 2 (5/00; 5/96)(g)                                  (4.11)      (4.66)       (4.11)   (0.91)     --       1.10

                                       25

                                                                 PERFORMANCE OF THE SUBACCOUNT        PERFORMANCE OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                            1 YEAR   COMMENCEMENT     1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
            GOLDMAN SACHS VIT
SCGR2        Capital Growth Fund (5/00; 4/98)                        (15.76%)    (15.03%)     (15.76%)     --%     --%      1.95%
WUSE3        CORE(SM) U.S. Equity Fund (3/00; 2/98)(i)               (13.27)     (11.84)      (13.27)      --      --       1.74
WGLI3        Global Income Fund (3/00; 1/98)                           3.23        5.32         3.23       --      --       3.67
SIEQ2        International Equity Fund (5/00; 1/98)                  (23.44)     (21.43)      (23.44)      --      --       0.04
SITO2        Internet Tollkeeper Fund(SM) (5/00; 4/00)(i)            (34.69)     (38.93)      (34.69)      --      --     (38.72)

            JANUS ASPEN SERIES
SAGP2        Aggressive Growth Portfolio: Service Shares
             (5/00; 9/93)(j)                                         (40.51)     (42.21)      (40.51)    5.21      --      10.55
SGLT2        Global Technology Portfolio: Service Shares
             (5/00; 1/00)(k)                                         (38.27)     (41.04)      (38.27)      --      --     (37.25)
SGRP2        Growth Portfolio: Service Shares (5/00; 9/93)(j)        (26.04)     (26.61)      (26.04)    6.33      --       9.33
SINT2        International Growth Portfolio: Service Shares
             (5/00; 5/94)(j)                                         (24.60)     (26.85)      (24.60)    8.25      --      11.94

            JPMORGAN
SUDE2        U.S. Disciplined Equity Portfolio (5/00; 1/95)          (13.24)     (14.78)      (13.24)    6.05      --      11.28

            LAZARD RETIREMENT SERIES
SREQ2        Equity Portfolio (5/00; 3/98)                            (8.87)      (5.85)       (8.87)      --      --       1.17
SRIE2        International Equity Portfolio (5/00; 9/98)             (25.46)     (18.75)      (25.46)      --      --      (3.54)

            MFS(R)
SNDS2        New Discovery Series - Initial Class (5/00; 5/98)        (6.47)      (8.20)       (6.47)      --      --      12.89
SRSS2        Research Series - Initial Class (5/00; 7/95)            (22.45)     (19.89)      (22.45)    5.05      --       8.54
WUTS3        Utilities Series - Initial Class (3/00; 1/95)           (25.36)     (18.12)      (25.36)    8.90      --      13.05

            ROYCE CAPITAL FUND
SMCC2        Micro-Cap Portfolio (5/00; 12/96)                        27.76       23.88        27.76    18.16      --      18.15
SPRM2        Small-Cap Portfolio (5/00; 12/96)                        19.14       20.33        19.14    15.58      --      15.76

            THIRD AVENUE
SVLU2        Value Portfolio (5/00; 9/99)                             11.97       23.82        11.97       --      --      25.33

            WANGER
SISM2        International Small Cap (5/00; 5/95)                    (22.36)     (30.09)      (22.36)    6.47      --      13.82
SUSC2        U.S. Smaller Companies (5/00; 5/95)                       9.70        7.48         9.70    10.76      --      16.48
             (previously Wanger U.S. Small Cap)

            WELLS FARGO VT
WEQI3        Equity Income Fund (3/00; 5/96)(l)                       (6.85)       2.65        (6.85)    7.74      --       8.43

(a) Current applicable charges deducted from performance include a $40 annual contract administrative charge, a 1.35% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes and purchase payment credits are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Because Class B shares were not offered until Jan. 14, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Jan. 14, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(d) Because Class B shares were not offered until Sept. 22, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning Sept. 22, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Because Class B shares were not offered until June 2, 1999, standardized Class A fund performance for prior periods represents historical results of Class A shares. For periods beginning June 2, 1999, Class B's results reflect an additional 12b-1 fee expense, which also affects future performance.
(f) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(g) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(h) Subaccount had not commenced operations as of Dec. 31, 2001. Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance. FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(i) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(j) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(k) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:        P = a hypothetical initial payment of $1,000
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of the following charges: the contract administrative charge, the variable account administrative charge, the Guaranteed Minimum Income Benefit Rider fee, the Benefit Protector Plus Death Benefit Rider fee and the applicable mortality and expense risk fee. We also show return figures without deduction of the Guaranteed Minimum Income Benefit Rider fee and the Benefit Protector Plus Death Benefit Rider fee.


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d) raising the base period return to the power of 365/7.

The subaccount's value includes:
-  any declared dividends,
-  the value of any shares purchased with dividends paid during the period, and
-  any dividends declared for such shares.

It does not include:
-  the effect of any applicable withdrawal charge, or
-  any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 ] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT  INVESTING IN:                                            SIMPLE YIELD        COMPOUND YIELD
SCMG1       AXP(R) Variable Portfolio - Cash Management Fund             0.01%                0.01%
SCMG2       AXP(R) Variable Portfolio - Cash Management Fund             0.12                 0.12

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For a subaccount investing in an income fund, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:


                  YIELD = 2[(a - b + 1) TO THE POWER OF 6 - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period  that were entitled to receive dividends
            d  =  the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT  INVESTING IN:                                      SIMPLE YIELD
SBND1       AXP(R) Variable Portfolio - Bond Fund                 5.76%
SBND2       AXP(R) Variable Portfolio - Bond Fund                 6.18
SEXI1       AXP(R) Variable Portfolio - Extra Income Fund        11.00
WEXI3       AXP(R) Variable Portfolio - Extra Income Fund        11.07
SFDI1       AXP(R) Variable Portfolio - Federal Income Fund       5.81
WFDI3       AXP(R) Variable Portfolio - Federal Income Fund       5.66


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:
- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:
-  the annuity unit value on the valuation date; by
-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
-  the net investment factor; and
-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

THE ONE-YEAR FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:
- take the value of your one-year fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                      www.ambest.com
Fitch                                          www.fitchratings.com
Moody's                                        www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Signature One Variable Annuity (comprised of subaccounts SBCA1, WBCA3, SBND1, SBND2, SCAR1, WCAR3, SCMG1, SCMG2, SDEI1, WDEI3, SEXI1, WEXI3, SFDI1, WFDI3, SGRO1, SGRO2, SMGD1, SMGD2, SNDM1, WNDM3, SSCA1, WSCA3, SCAP1, WCAP3, SCDV1, SCDV2, SVAL1, WVAL3, SPGR1, SPGR2, STEC1, STEC2, SUGH1, SUGH2, SCAS1, SCAS2, SEGR1, SEGR2, SGRI1, SGRI2, SMDC1, SMDC2, SOVS1, SOVS2, SRES1, WRES3, SMSS1, WMSS3, SISC1, SISC2, SCGR1, SCGR2, SUSE1, WUSE3, SGLI1, WGLI3, SIEQ1, SIEQ2, SITO1, SITO2, SAGP1, SAGP2, SGLT1, SGLT2, SGRP1, SGRP2, SINT1, SINT2, SUDE1, SUDE2, SREQ1, SREQ2, SRIE1, SRIE2, SNDS1, SNDS2, SRSS1, SRSS2, SUTS1, WUTS3, SMCC1, SMCC2, SPRM1, SPRM2, SVLU1, SVLU2, SISM1, SISM2, SUSC1, SUSC2, SEQI1 and WEQI3) as of December 31, 2001, and the related statements of operations and the statements of changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Signature One Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota
March 22, 2002

AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001                        SBCA1       WBCA3       SBND1        SBND2       SCAR1       WCAR3        SCMG1       SCMG2
ASSETS
Investments in shares of mutual
  funds and portfolios:
   at cost                          $1,089,733  $1,008,228  $1,520,488  $   408,007  $  759,035  $  531,592  $11,992,250  $4,251,833
                                    ------------------------------------------------------------------------------------------------
   at market value                  $  943,115  $  824,150  $1,516,795  $   406,869  $  543,870  $  377,927  $11,991,940  $4,251,735
Dividends receivable                        --          --       7,062        1,983          --          --       18,459       6,609
Accounts receivable from American
  Enterprise Life for contract
  purchase payments                         --          --          --           --          --          --           --          --
Receivable from mutual funds and
  portfolios for share redemptions          --          --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                           943,115     824,150   1,523,857      408,852     543,870     377,927   12,010,399   4,258,344
====================================================================================================================================

LIABILITIES
Payable to American Enterprise
  Life for:
   Mortality and expense risk fee        1,162         918       1,865          490         671         433       15,091       5,030
   Issue and administrative expense
    charge                                 120         102         193           54          69          48        1,561         559
   Contract terminations                     7           6      31,136       61,526          --          --       31,880       9,678
Payable to mutual funds and
  portfolios for investments
  purchased                                 --          --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                        1,289       1,026      33,194       62,070         740         481       48,532      15,267
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period               941,826     823,124   1,490,663      346,782     543,130     377,446   11,961,867   4,170,277
Net assets applicable to contracts
  in payment period                         --          --          --           --          --          --           --      72,800
====================================================================================================================================
Total net assets                    $  941,826  $  823,124  $1,490,663  $   346,782  $  543,130  $  377,446  $11,961,867  $4,243,077
====================================================================================================================================
Accumulation units outstanding       1,229,033   1,096,767   1,362,937      316,869     795,232     564,888   11,399,177   3,979,500
====================================================================================================================================
Net asset value per accumulation
  unit                              $     0.77  $     0.75  $     1.09  $      1.09  $     0.68  $     0.67  $      1.05  $     1.05
====================================================================================================================================

See accompanying notes to financial statements.

                                       33

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            SDEI1       WDEI3       SEXI1        WEXI3       SFDI1       WFDI3        SGRO1       SGRO2
ASSETS
Investments in shares of mutual
  funds and portfolios:
   at cost                          $  390,467  $  244,153  $2,279,175  $   599,297  $  469,394  $1,758,723  $   483,130  $   72,287
                                    ------------------------------------------------------------------------------------------------
   at market value                  $  396,651  $  242,292  $2,212,114  $   564,065  $  468,903  $1,763,601  $   286,174  $   41,760
Dividends receivable                        --          --      18,630        5,120       2,239       8,092           --          --
Accounts receivable from American
  Enterprise Life for contract
  purchase payments                         --         302          --          302          --         302           --          --
Receivable from mutual funds and
  portfolios for share redemptions          --          --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                           396,651     242,594   2,230,744      569,487     471,142   1,771,995      286,174      41,760
====================================================================================================================================

LIABILITIES
Payable to American Enterprise Life
  for:
   Mortality and expense risk fee          487         279       2,547          652         592       1,990          353          49
   Issue and administrative expense
    charge                                  50          31         264           72          61         221           36           5
   Contract terminations                    --          --          --           --          --          --           --          --
Payable to mutual funds and
  portfolios for investments
  purchased                                 --          --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                          537         310       2,811          724         653       2,211          389          54
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period               396,114     242,284   2,227,933      568,763     470,489   1,769,784      285,785      41,706
Net assets applicable to contracts
  in payment period                         --          --          --           --          --          --           --          --
====================================================================================================================================
Total net assets                    $  396,114  $  242,284  $2,227,933  $   568,763  $  470,489  $1,769,784  $   285,785  $   41,706
====================================================================================================================================
Accumulation units outstanding         367,200     223,084   2,457,656      633,190     423,532   1,608,525      545,600      83,286
====================================================================================================================================
Net asset value per accumulation
  unit                              $     1.08  $     1.09  $     0.91  $      0.90  $     1.11  $     1.10  $      0.52  $     0.50
====================================================================================================================================

See accompanying notes to financial statements.

                                       34

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            SMGD1       SMGD2       SNDM1        WNDM3       SSCA1       WSCA3        SCAP1       WCAP3
ASSETS
Investments in shares of mutual
  funds and portfolios:
   at cost                          $  854,266  $  162,594  $2,733,617  $ 2,773,519  $  431,263  $  293,258  $ 9,219,970  $4,637,071
                                    ------------------------------------------------------------------------------------------------
   at market value                  $  735,141  $  147,269  $2,142,412  $ 2,202,965  $  437,530  $  303,446  $ 6,450,627  $3,272,870
Dividends receivable                        --          --          --           --          --          --           --          --
Accounts receivable from American
  Enterprise Life for contract
  purchase payments                         --          --          --       10,178         121         151           --          --
Receivable from mutual funds and
  portfolios for share redemptions          --          --          --           --          --          --      148,187     201,445
------------------------------------------------------------------------------------------------------------------------------------
Total assets                           735,141     147,269   2,142,412    2,213,143     437,651     303,597    6,598,814   3,474,315
====================================================================================================================================

LIABILITIES
Payable to American Enterprise Life
  for:
   Mortality and expense risk fee          911         169       2,630        2,494         525         337        7,933       3,939
   Issue and administrative expense
    charge                                  94          19         272          277          54          37          820         438
   Contract terminations                     4          --         382           --          --          --      139,434     197,068
Payable to mutual funds and
  portfolios for investments
  purchased                                 --          --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                        1,009         188       3,284        2,771         579         374      148,187     201,445
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period               734,132     147,081   2,139,128    2,210,372     437,072     303,223    6,450,627   3,272,870
Net assets applicable to contracts
  in payment period                         --          --          --           --          --          --           --          --
====================================================================================================================================
Total net assets                    $  734,132  $  147,081  $2,139,128  $ 2,210,372  $  437,072  $  303,223  $ 6,450,627  $3,272,870
====================================================================================================================================
Accumulation units outstanding         850,625     177,870   2,896,006    3,127,972     474,105     367,444   10,246,950   5,771,962
====================================================================================================================================
Net asset value per accumulation
  unit                              $     0.86  $     0.83  $     0.74  $      0.71  $     0.92  $     0.83  $      0.63  $     0.57
====================================================================================================================================

See accompanying notes to financial statements.

                                       35

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            SCDV1       SCDV2       SVAL1        WVAL3       SPGR1       SPGR2        STEC1       STEC2
ASSETS
Investments in shares of mutual
  funds and portfolios:
   at cost                          $3,038,474  $  752,710  $7,791,705  $ 8,271,826  $6,822,694  $1,925,884  $ 4,773,451  $1,772,153
                                    ------------------------------------------------------------------------------------------------
   at market value                  $2,744,321  $  706,415  $6,114,595  $ 6,787,948  $5,227,359  $1,556,971  $ 3,256,312  $1,032,027
Dividends receivable                        --          --          --           --          --          --           --          --
Accounts receivable from American
  Enterprise Life for contract
  purchase payments                         --          --     260,636      337,361     169,422     250,017           --          --
Receivable from mutual funds and
  portfolios for share redemptions       3,701         872       7,954        8,128       6,874       1,654        4,388       1,325
------------------------------------------------------------------------------------------------------------------------------------
Total assets                         2,748,022     707,287   6,383,185    7,133,437   5,403,655   1,808,642    3,260,700   1,033,352
====================================================================================================================================

LIABILITIES
Payable to American Enterprise Life
  for:
   Mortality and expense risk fee        3,354         785       7,208        7,315       6,230       1,489        3,977       1,192
   Issue and administrative expense
    charge                                 347          87         746          813         644         165          411         133
   Contract terminations                    --          --          --           --          --          --           --          --
Payable to mutual funds and
  portfolios for investments
  purchased                                 --          --     260,636      337,361     169,422     250,017           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                        3,701         872     268,590      345,489     176,296     251,671        4,388       1,325
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period             2,744,321     706,415   6,114,595    6,787,948   5,227,359   1,556,971    3,256,312   1,032,027
Net assets applicable to contracts
  in payment period                         --          --          --           --          --          --           --          --
====================================================================================================================================
Total net assets                    $2,744,321  $  706,415  $6,114,595  $ 6,787,948  $5,227,359  $1,556,971  $ 3,256,312  $1,032,027
====================================================================================================================================
Accumulation units outstanding       3,126,249     804,464   8,587,860    9,748,746   7,466,298   2,397,428    6,379,528   2,165,065
====================================================================================================================================
Net asset value per accumulation
  unit                              $     0.88  $     0.88  $     0.71  $      0.70  $     0.70  $     0.65  $      0.51  $     0.48
====================================================================================================================================

See accompanying notes to financial statements.

                                       36

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            SUGH1       SUGH2       SCAS1        SCAS2       SEGR1       SEGR2        SGRI1       SGRI2
ASSETS
Investments in shares of mutual
  funds and portfolios:
   at cost                          $1,278,826  $  889,213  $  992,072  $    94,939  $  618,040  $    7,660  $ 2,903,645  $  782,754
                                    ------------------------------------------------------------------------------------------------
   at market value                  $1,301,324  $  916,591  $1,106,794  $   105,579  $  582,879  $    6,750  $ 2,678,476  $  713,881
Dividends receivable                        --          --          --           --          --          --           --          --
Accounts receivable from American
  Enterprise Life for contract
  purchase payments                         --          --          --           --       1,784          --       22,506          --
Receivable from mutual funds and
  portfolios for share redemptions      32,655      62,159      14,021          131         774          34        3,569         909
------------------------------------------------------------------------------------------------------------------------------------
Total assets                         1,333,979     978,750   1,120,815      105,710     585,437       6,784    2,704,551     714,790
====================================================================================================================================

LIABILITIES
Payable to American Enterprise Life
  for:
   Mortality and expense risk fee        1,630       1,134       1,370          118         701          31        3,234         818
   Issue and administrative expense
    charge                                 169         126         142           13          73           3          335          91
   Contract terminations                30,856      60,899      12,509           --          --          --           --          --
Payable to mutual funds and
  portfolios for investments
  purchased                                 --          --          --           --         123          --       22,506          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                       32,655      62,159      14,021          131         897          34       26,075         909
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period             1,301,324     916,591   1,106,794      105,579     584,540       6,750    2,678,476     713,881
Net assets applicable to contracts
  in payment period                         --          --          --           --          --          --           --          --
====================================================================================================================================
Total net assets                    $1,301,324  $  916,591  $1,106,794  $   105,579  $  584,540  $    6,750  $ 2,678,476  $  713,881
====================================================================================================================================
Accumulation units outstanding       1,122,512     853,994   1,044,221      100,013     852,333       8,800    2,949,927     804,690
====================================================================================================================================
Net asset value per accumulation
  unit                              $     1.16  $     1.07  $     1.06  $      1.06  $     0.69  $     0.77  $      0.91  $     0.89
====================================================================================================================================

See accompanying notes to financial statements.

                                       37

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)          SMDC1       SMDC2       SOVS1      SOVS2        SRES1       WRES3        SMSS1       WMSS3
ASSETS

Investments in shares of mutual
  funds and portfolios:
   at cost                          $8,395,640  $3,498,842  $  745,468  $   465,346  $  909,818  $  279,199  $   612,873  $  384,737
                                    ------------------------------------------------------------------------------------------------
   at market value                  $8,564,135  $3,581,642  $  576,293  $   313,442  $  958,744  $  291,004  $   593,143  $  380,068
Dividends receivable                        --          --          --           --          --          --           --          --
Accounts receivable from American
  Enterprise Life for contract
  purchase payments                    120,943     181,372          --           --          --         237           --       3,384
Receivable from mutual funds and
  portfolios for share redemptions      11,514       4,326         788          397      12,185      21,322        8,200         442
------------------------------------------------------------------------------------------------------------------------------------
Total assets                         8,696,592   3,767,340     577,081      313,839     970,929     312,563      601,343     383,894
====================================================================================================================================

LIABILITIES
Payable to American Enterprise Life
  for:
   Mortality and expense risk fee       10,435       3,893         714          357       1,183         338          736         398
   Issue and administrative expense
    charge                               1,079         433          74           40         122          38           76          44
   Contract terminations                    --          --          --           --      10,880      20,946        7,388          --
Payable to mutual funds and
  portfolios for investments
  purchased                            120,943     181,372          --           --          --          --           --       3,384
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                      132,457     185,698         788          397      12,185      21,322        8,200       3,826
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period             8,564,135   3,581,642     576,293      313,442     958,744     291,241      593,143     380,068
Net assets applicable to contracts
  in payment period                         --          --          --           --          --          --           --          --
====================================================================================================================================
Total net assets                    $8,564,135  $3,581,642  $  576,293  $   313,442  $  958,744  $  291,241  $   593,143  $  380,068
====================================================================================================================================
Accumulation units outstanding       7,877,975   3,297,428     932,974      476,140     684,807     231,909      472,993     324,208
====================================================================================================================================
Net asset value per accumulation
  unit                              $     1.09  $     1.09  $     0.62  $      0.66  $     1.40  $     1.26  $      1.25  $     1.17
====================================================================================================================================

See accompanying notes to financial statements.

                                       38

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            SISC1       SISC2       SCGR1        SCGR2       SUSE1       WUSE3        SGLI1       WGLI3
ASSETS

Investments in shares of mutual
  funds and portfolios:
   at cost                          $  377,275  $   38,189  $1,063,625  $    54,106  $1,639,312  $  892,993  $   753,163  $  233,857
                                    ------------------------------------------------------------------------------------------------
   at market value                  $  374,008  $   36,484  $  867,900  $    43,219  $1,416,772  $  807,268  $   737,093  $  225,549
Dividends receivable                        --          --          --           --          --          --           --          --
Accounts receivable from American
  Enterprise Life for contract
  purchase payments                         82          --          --           --          --          --           --         302
Receivable from mutual funds and
  portfolios for share redemptions         502          46       1,172           55      51,843       2,498        1,002         262
------------------------------------------------------------------------------------------------------------------------------------
Total assets                           374,592      36,530     869,072       43,274   1,468,615     809,766      738,095     226,113
====================================================================================================================================

LIABILITIES
Payable to American Enterprise Life
  for:
   Mortality and expense risk fee          455          41       1,062           49       1,838         917          908         236
   Issue and administrative expense
    charge                                  47           5         110            6         190         102           94          26
   Contract terminations                    --          --          --           --      49,815       1,479           --          --
Payable to mutual funds and
  portfolios for investments
  purchased                                 82          --          --           --          --          --           --         302
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                          584          46       1,172           55      51,843       2,498        1,002         564
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period               374,008      36,484     867,900       43,219   1,416,772     807,268      737,093     225,549
Net assets applicable to contracts
  in payment period                         --          --          --           --          --          --           --          --
====================================================================================================================================
Total net assets                    $  374,008  $   36,484  $  867,900  $    43,219  $1,416,772  $  807,268  $   737,093  $  225,549
====================================================================================================================================
Accumulation units outstanding         405,570      39,536   1,090,131       56,182   1,746,913   1,016,772      666,699     205,108
====================================================================================================================================
Net asset value per accumulation
  unit                              $     0.92  $     0.92  $     0.80  $      0.77  $     0.81  $     0.79  $      1.11  $     1.10
====================================================================================================================================

See accompanying notes to financial statements.

                                       39

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)            SIEQ1       SIEQ2       SITO1        SITO2       SAGP1       SAGP2        SGLT1       SGLT2
ASSETS

Investments in shares of mutual
  funds and portfolios:
   at cost                          $  494,210  $   65,870  $1,661,424  $   400,573  $3,777,750  $  752,549  $ 1,775,847  $  601,772
                                    ------------------------------------------------------------------------------------------------
   at market value                  $  408,267  $   46,093  $  891,693  $   235,846  $1,999,103  $  394,693  $ 1,054,996  $  265,785
Dividends receivable                        --          --          --           --          --          --           --          --
Accounts receivable from American
  Enterprise Life for contract
  purchase payments                         --          --          --           --         129       1,743           --          --
Receivable from mutual funds and
  portfolios for share redemptions         702          58       1,227          301       2,697         497        1,604         336
------------------------------------------------------------------------------------------------------------------------------------
Total assets                           408,969      46,151     892,920      236,147   2,001,929     396,933    1,056,600     266,121
====================================================================================================================================

LIABILITIES
Payable to American Enterprise Life
  for:
   Mortality and expense risk fee          636          52       1,112          267       2,444         447        1,447         302
   Issue and administrative expense
    charge                                  66           6         115           30         253          50          150          34
   Contract terminations                    --          --          --            4          --          --            7          --
Payable to mutual funds and
  portfolios for investments
  purchased                                 --          --          --           --         129          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                          702          58       1,227          301       2,826         497        1,604         336
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period               408,267      46,093     891,693      235,846   1,999,103     396,436    1,054,996     265,785
Net assets applicable to contracts
  in payment period                         --          --          --           --          --          --           --          --
====================================================================================================================================
Total net assets                    $  408,267  $   46,093  $  891,693  $   235,846  $1,999,103  $  396,436  $ 1,054,996  $  265,785
====================================================================================================================================
Accumulation units outstanding         629,992      68,437   2,030,953      536,395   5,754,407     951,255    2,515,896     632,718
====================================================================================================================================
Net asset value per accumulation
  unit                              $     0.65  $     0.67  $     0.44  $      0.44  $     0.35  $     0.42  $      0.42  $     0.42
====================================================================================================================================

See accompanying notes to financial statements.

                                       40

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
DECEMBER 31, 2001(CONTINUED)                 SGRP1       SGRP2       SINT1      SINT2       SUDE1       SUDE2      SREQ1      SREQ2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                             $ 7,389,217  $2,816,153  $4,997,326 $  709,572  $  961,809   $ 218,120   $ 70,103   $ 23,960
                                       ---------------------------------------------------------------------------------------------
   at market value                     $ 4,851,809  $1,905,980  $3,928,878 $  719,288  $  841,997   $ 178,817   $ 62,391   $ 20,961
Dividends receivable                            --          --          --         --          --          --         --         --
Accounts receivable from American
  Enterprise Life for contract
  purchase payments                             --          --         388         --          --          --         --         --
Receivable from mutual funds and
  portfolios for share redemptions           6,924       2,429       5,241        822       1,139         226         84         27
------------------------------------------------------------------------------------------------------------------------------------
Total assets                             4,858,733   1,908,409   3,934,507    720,110     843,136     179,043     62,475     20,988
====================================================================================================================================

LIABILITIES
Payable to American Enterprise
  Life for:
   Mortality and expense risk fee            5,933       2,186       4,750        740       1,032         203         76         24
   Issue and administrative expense
     charge                                    614         243         491         82         107          23          8          3
   Contract terminations                       377          --          --         --          --          --         --         --
Payable to mutual funds and portfolios
  for investments purchased                     --          --         388         --          --          --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                            6,924       2,429       5,629        822       1,139         226         84         27
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                    4,851,809   1,905,980   3,928,878    719,288     841,997     178,817     62,391     20,961
Net assets applicable to contracts in
  payment period                                --          --          --         --          --          --         --         --
====================================================================================================================================
Total net assets                       $ 4,851,809  $1,905,980  $3,928,878 $  719,288  $  841,997   $ 178,817   $ 62,391   $ 20,961
====================================================================================================================================
Accumulation units outstanding           8,148,636   3,151,746   7,176,671  1,194,870   1,041,478     230,407     63,438     22,993
====================================================================================================================================
Net asset value per accumulation unit  $      0.60  $     0.60  $     0.55 $     0.60  $     0.81   $    0.78   $   0.98   $   0.91
====================================================================================================================================

See accompanying notes to financial statements.

                                       41

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------
DECEMBER 31, 2001(CONTINUED)                 SRIE1       SNDS1       SNDS2       SRSS1         SRSS2        SUTS1         WUTS3
ASSETS
Investments in shares of mutual funds
  and portfolios:
   at cost                             $   147,120  $7,751,029  $1,225,635  $3,783,975   $ 1,094,685   $2,542,252    $2,415,016
                                      ----------------------------------------------------------------------------------------------
   at market value                     $   142,176  $7,498,172  $1,096,889  $2,825,429   $   761,074   $1,812,367    $1,786,053
Dividends receivable                            --          --         --          --             --           --            --
Accounts receivable from American
  Enterprise Life for contract
  purchase payments                             --          --         --          --             --           --           398
Receivable from mutual funds and
  portfolios for share redemptions             190      10,613       1,381       4,118           963        2,462         2,258
------------------------------------------------------------------------------------------------------------------------------------
Total assets                               142,366   7,508,785   1,098,270   2,829,547       762,037    1,814,829     1,788,709
====================================================================================================================================

LIABILITIES
Payable to American Enterprise
  Life for:
   Mortality and expense risk fee              172       9,147       1,243       3,450           867        2,227         2,032
   Issue and administrative expense
    charge                                      18         946         138         357            96          230           226
   Contract terminations                        --         520          --         311            --            5            --
Payable to mutual funds and portfolios
  for investments purchased                     --          --          --          --            --           --           398
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                              190      10,613       1,381       4,118           963        2,462         2,656
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                      142,176   7,498,172   1,096,889   2,825,429       761,074    1,812,367     1,786,053
Net assets applicable to contracts in
  payment period                                --          --          --          --            --           --            --
====================================================================================================================================
Total net assets                       $   142,176  $7,498,172  $1,096,889  $2,825,429   $   761,074   $1,812,367    $1,786,053
====================================================================================================================================
Accumulation units outstanding             201,027   9,127,742   1,229,254   3,849,966     1,090,099    2,469,129     2,824,313
====================================================================================================================================
Net asset value per accumulation unit  $      0.71  $     0.82  $     0.89  $     0.73   $      0.70   $     0.73    $     0.63
====================================================================================================================================

See accompanying notes to financial statements.

                                       42

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------
DECEMBER 31, 2001(CONTINUED)                 SMCC1       SMCC2       SPRM1      SPRM2        SVLU1       SVLU2      SISM1     SISM2
ASSETS
Investments in shares of mutual funds
  and portfolios:
   at cost                             $ 2,183,353  $  581,442  $1,115,553  $ 149,822  $ 2,474,913  $  728,284 $1,221,971 $ 430,340
                                      ----------------------------------------------------------------------------------------------
   at market value                     $ 2,407,714  $  672,931  $1,115,396  $ 158,087  $ 2,632,740  $  787,738 $  797,046 $ 220,973
Dividends receivable                            --          --          --         --           --          --         --        --
Accounts receivable from American
  Enterprise Life for contract
  purchase payments                        142,869     105,385          --         --           --          --         66        --
Receivable from mutual funds and
  portfolios for share redemptions           2,816         733     153,669    186,056      264,924     313,502      1,096       281
------------------------------------------------------------------------------------------------------------------------------------
Total assets                             2,553,399     779,049   1,269,065    344,143    2,897,664   1,101,240    798,208   221,254
====================================================================================================================================

LIABILITIES
Payable to American Enterprise
  Life for:
   Mortality and expense risk fee            2,552         660       1,545        391        3,733       1,277        993       253
   Issue and administrative expense
    charge                                     264          73         160         43          386         142        103        28
   Contract terminations                        --          --     151,964    185,622      260,805     312,083         --        --
Payable to mutual funds and portfolios
  for investments purchased                142,869     105,385          --         --           --          --         66        --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                          145,685     106,118     153,669    186,056      264,924     313,502      1,162       281
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                    2,407,714     672,931   1,115,396    158,087    2,632,740     787,738    797,046   220,973
Net assets applicable to contracts in
  payment period                                --          --          --         --           --          --         --        --
====================================================================================================================================
Total net assets                       $ 2,407,714  $  672,931  $1,115,396  $ 158,087  $ 2,632,740  $  787,738 $  797,046 $ 220,973
====================================================================================================================================
Accumulation units outstanding           1,596,036     466,807     704,502    114,933    1,689,299     547,945  1,918,262   402,424
====================================================================================================================================
Net asset value per accumulation unit  $      1.51  $     1.44  $     1.58  $    1.38  $      1.56  $     1.44 $     0.42 $    0.55
====================================================================================================================================

See accompanying notes to financial statements.

                                       43

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  --------------------------------------------------
DECEMBER 31, 2001(CONTINUED)                                                            SUSC1       SUSC2      SEQI1       WEQI3
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                                                        $   896,140  $   85,259  $ 147,207  $2,127,259
                                                                                  --------------------------------------------------
   at market value                                                                $   918,545  $   87,624  $ 139,384  $2,068,804
Dividends receivable                                                                       --          --         --          --
Accounts receivable from American
  Enterprise Life for contract
  purchase payments                                                                       161          --         --       3,777
Receivable from mutual funds and
  portfolios for share redemptions                                                      1,225         110        189       2,533
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                          919,931      87,734    139,573   2,075,114
====================================================================================================================================

LIABILITIES
Payable to American Enterprise
  Life for:
   Mortality and expense risk fee                                                       1,110          99        171       2,280
   Issue and administrative expense
     charge                                                                               115          11         18         253
   Contract terminations                                                                   --          --         --          --
Payable to mutual funds and portfolios
  for investments purchased                                                               161          --         --       3,777
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                       1,386         110        189       6,310
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                                                 918,545      87,624    139,384   2,068,804
Net assets applicable to contracts in
  payment period                                                                           --          --         --          --
====================================================================================================================================
Total net assets                                                                  $   918,545  $   87,624  $ 139,384  $2,068,804
====================================================================================================================================
Accumulation units outstanding                                                      1,044,668      76,649    132,341   1,972,144
====================================================================================================================================
Net asset value per accumulation unit                                             $      0.88  $     1.14  $    1.05  $     1.05
====================================================================================================================================



See accompanying notes to financial statements.

AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                 SBCA1       WBCA3       SBND1      SBND2      SCAR1      WCAR3        SCMG1       SCMG2
INVESTMENT INCOME
Dividend income from mutual funds and
  portfolios                           $     6,217  $    5,537  $  123,012  $  14,120  $   1,767  $   1,214  $   539,123 $   140,086
Variable account expenses                   13,690      11,152      30,364      3,336      9,316      6,030      242,770      59,862
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             (7,473)     (5,615)     92,648     10,784     (7,549)    (4,816)     296,353      80,224
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                     753,026     189,445   4,387,167     85,912     98,700     61,147   40,299,468  5,774,193
   Cost of investments sold                848,964     233,507   4,385,042     85,246    127,618     77,452   40,299,419  5,774,140
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                              (95,938)    (44,062)      2,125        666    (28,918)   (16,305)          49         53
Distributions from capital gains                --          --          --         --         --         --           --         --
Net change in unrealized appreciation
  or depreciation of investments           (84,481)   (109,943)    (12,724)    (2,242)   (97,585)   (69,663)        (576)      (177)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (180,419)   (154,005)    (10,599)    (1,576)  (126,503)   (85,968)        (527)      (124)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations            $  (187,892) $ (159,620) $   82,049  $   9,208  $(134,052) $ (90,784) $   295,826 $   80,100
====================================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                      ----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)      SDEI1       WDEI3       SEXI1      WEXI3      SFDI1       WFDI3        SGRO1     SGRO2
INVESTMENT INCOME
Dividend income from mutual funds
 and portfolios                        $     4,440  $    2,190  $   80,740  $  47,843  $  11,662  $  48,584  $        -- $       --
Variable account expenses                    5,099       2,464      11,724      6,623      4,200     16,420        5,368      1,035
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (659)       (274)     69,016     41,220      7,462     32,164       (5,368)    (1,035)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                   2,217,200     168,391     219,712    256,716    247,573    606,083      112,973     94,445
   Cost of investments sold              2,267,130     170,206     232,395    280,153    246,453    596,196      170,992    120,778
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                               (49,930)     (1,815)    (12,683)   (23,437)     1,120      9,887      (58,019)   (26,333)
Distributions from capital gains                --          --          --         --         --         --           --         --
Net change in unrealized appreciation
  or depreciation of investments             4,363      (3,989)    (33,153)    (7,025)      (668)       (32)     (76,898)     4,020
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments             (45,567)     (5,804)    (45,836)   (30,462)       452      9,855     (134,917)   (22,313)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations            $   (46,226) $   (6,078) $   23,180  $  10,758  $   7,914  $  42,019  $  (140,285)$  (23,348)
====================================================================================================================================

See accompanying notes to financial statements.

                                       45

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                     --------------------------------------------------------------------- -------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                             SMGD1     SMGD2       SNDM1      WNDM3       SSCA1       WSCA3        SCAP1        WCAP3
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                           $   18,643  $  3,215  $    4,492  $   4,610  $       --  $       --  $        --  $        --
Variable account expenses                 11,857     1,741      30,444     29,406       3,374       2,535      100,062       53,151
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            6,786     1,474     (25,952)   (24,796)     (3,374)     (2,535)    (100,062)     (53,151)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                   254,150    42,739     459,920    195,608     406,835      68,537    3,018,727    2,275,431
   Cost of investments sold              283,572    46,589     587,884    247,617     440,891      69,884    4,424,609    3,158,283
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                            (29,422)   (3,850)   (127,964)   (52,009)    (34,056)     (1,347)  (1,405,882)    (882,852)
Distributions from capital gains              --        --          --         --          --          --      528,462      279,901
Net change in unrealized appreciation
  or depreciation of investments         (71,516)  (12,678)   (245,647)  (288,903)     15,959      11,828     (921,921)    (453,152)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (100,938)  (16,528)   (373,611)  (340,912)    (18,097)     10,481   (1,799,341)  (1,056,103)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations           $  (94,152) $(15,054) $ (399,563) $(365,708) $  (21,471) $    7,946  $(1,899,403) $(1,109,254)
====================================================================================================================================

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                    ------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                              SCDV1     SCDV2       SVAL1       WVAL3        SPGR1       SPGR2        STEC1       STEC2
INVESTMENT INCOME
Dividend income from mutual funds
 and portfolios                      $       --  $     --  $     7,851  $   8,532  $        --  $       --  $        --  $       --
Variable account expenses                48,138    11,156      111,320     89,429      100,750      22,457       76,550      19,557
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net         (48,138)  (11,156)    (103,469)   (80,897)    (100,750)    (22,457)     (76,550)    (19,557)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                1,152,703   569,043    4,675,020    621,648    5,392,772   1,079,468    9,184,492   1,136,525
   Cost of investments sold           1,231,138   581,572    5,917,355    747,706    6,969,792   1,424,763   13,066,649   1,704,428
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
 of investments                         (78,435)  (12,529)  (1,242,335)  (126,058)  (1,577,020)   (345,295)  (3,882,157)   (567,903)
Distributions from capital gains             --        --      119,147    129,854      379,405      81,705      510,506     115,842
Net change in unrealized
 appreciation or depreciation of
 investments                           (182,622)  (48,957)    (109,989)  (807,983)    (431,950)   (130,281)   1,201,985     (43,102)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments         (261,057)  (61,486)  (1,233,177)  (804,187)  (1,629,565)   (393,871)  (2,169,666)   (495,163)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations    $ (309,195) $(72,642) $(1,336,646) $(885,084) $(1,730,315) $ (416,328) $(2,246,216) $ (514,720)
====================================================================================================================================

See accompanying notes to financial statements.

                                       46

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)    SUGH1     SUGH2       SCAS1       SCAS2       SEGR1       SEGR2        SGRI1       SGRI2
INVESTMENT INCOME
Dividend income from mutual funds
  and portfolios                       $  32,217  $ 23,409  $       --  $       --  $       --  $       --  $    32,289  $    7,587
Variable account expenses                 13,494     9,551      19,116       4,073       8,073         684       39,021      10,423
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           18,723    13,858     (19,116)     (4,073)     (8,073)       (684)      (6,732)     (2,836)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                   355,934   216,793   2,100,390   1,053,172   1,316,462     104,285    1,549,395     476,975
   Cost of investments sold              345,570   208,997   2,009,864     948,928   1,562,766     128,130    1,728,577     511,215
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                             10,364     7,796      90,526     104,244    (246,304)    (23,845)    (179,182)    (34,240)
Distributions from capital gains              --        --       8,420       4,324          --          --      109,426      25,713
Net change in unrealized appreciation
  or depreciation of investments           7,122     6,275     120,173      11,055       8,317       3,393     (187,978)    (58,279)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            17,486    14,071     219,119     119,623    (237,987)    (20,452)    (257,734)    (66,806)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations            $  36,209  $ 27,929  $  200,003  $  115,550  $ (246,060) $  (21,136) $  (264,466) $  (69,642)
====================================================================================================================================

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)     SMDC1       SMDC2       SOVS1       SOVS2       SRES1      WRES3       SMSS1      WMSS3
INVESTMENT INCOME
Dividend income from mutual funds
  and portfolios                       $       --  $       --  $   38,464   $  20,165  $   35,894  $   6,378  $   27,858  $  11,541
Variable account expenses                 150,041      52,854      10,539       5,788      11,779      2,441      14,205      4,232
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net          (150,041)    (52,854)     27,925      14,377      24,115      3,937      13,653      7,309
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                  7,550,797   1,837,304     998,095     116,943   2,109,324    230,191   2,050,244    616,940
   Cost of investments sold             7,851,750   1,914,413   1,121,893     162,401   2,149,822    228,075   2,172,538    627,345
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                            (300,953)    (77,109)   (123,798)    (45,458)    (40,498)     2,116    (122,294)   (10,405)
Distributions from capital gains               --          --      61,458      32,220          --         --      93,662     38,801
Net change in unrealized appreciation
  or depreciation of investments         (317,954)   (134,832)   (134,572)   (104,960)     43,062      9,995     (24,654)    (6,858)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (618,907)   (211,941)   (196,912)   (118,198)      2,564     12,111     (53,286)    21,538
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations            $ (768,948) $ (264,795) $ (168,987)  $(103,821) $   26,679  $  16,048  $  (39,633) $  28,847
====================================================================================================================================

See accompanying notes to financial statements.

                                       47

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)     SISC1       SISC2       SCGR1       SCGR2       SUSE1      WUSE3       SGLI1      WGLI3
INVESTMENT INCOME
Dividend income from mutual funds
  and portfolios                       $    7,630  $      977  $    1,429   $      71  $    6,662  $   3,652  $   27,443  $   7,621
Variable account expenses                   5,465         487      15,114         976      26,686     12,106       9,488      1,575
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net             2,165         490     (13,685)       (905)    (20,024)    (8,454)     17,955      6,046
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                    903,360      11,492     666,899      53,479     778,299    636,192      79,603     36,979
   Cost of investments sold               937,307      11,279     800,120      63,404     922,069    765,684      79,543     36,921
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                             (33,947)        213    (133,221)     (9,925)   (143,770)  (129,492)         60         58
Distributions from capital gains               --          --       2,927         146          --         --          --         --
Net change in unrealized appreciation
  or depreciation of investments            4,935      (1,676)    (30,809)     (1,547)   (114,853)   (38,233)     (2,938)    (4,573)
Net gain (loss) on investments            (29,012)     (1,463)   (161,103)    (11,326)   (258,623)  (167,725)     (2,878)    (4,515)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations            $  (26,847) $     (973) $ (174,788)  $ (12,231) $ (278,647) $(176,179) $   15,077  $   1,531
====================================================================================================================================

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)     SIEQ1       SIEQ2       SITO1      SITO2        SAGP1      SAGP2       SGLT1      SGLT2
INVESTMENT INCOME
Dividend income from mutual funds
  and portfolios                       $    6,422  $      673  $       --  $       --  $       --  $      --  $    8,830  $   2,208
Variable account expenses                   7,678         779      18,993      4,182       52,779      7,564      24,241      5,180
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (1,256)       (106)    (18,993)    (4,182)     (52,779)    (7,564)    (15,411)    (2,972)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                    470,539       8,319     626,626    132,302    3,393,304    351,645   2,066,135     89,305
   Cost of investments sold               580,375      11,103   1,100,407    198,404    5,708,338    550,699   3,021,207    172,874
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                            (109,836)     (2,784)   (473,781)   (66,102)  (2,315,034)  (199,054)   (955,072)   (83,569)
Distributions from capital gains            1,515         159          --         --           --         --          --         --
Net change in unrealized appreciation
  or depreciation of investments          (18,847)    (12,751)   (142,791)   (55,421)     263,784    (94,877)    100,229   (106,773)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments           (127,168)    (15,376)   (616,572)  (121,523)  (2,051,250)  (293,931)   (854,843)  (190,342)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations            $ (128,424) $  (15,482) $ (635,565) $(125,705) $(2,104,029) $(301,495) $ (870,254) $(193,314)
====================================================================================================================================

See accompanying notes to financial statements.

                                       48

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)      SGRP1       SGRP2        SINT1       SINT2       SUDE1      SUDE2     SREQ1      SREQ2
INVESTMENT INCOME
Dividend income from mutual funds
  and portfolios                       $        --  $       --  $    30,788  $    5,480  $    4,042  $     919  $    375  $     127
Variable account expenses                  107,443      38,568       72,062      11,462      11,055      2,905     1,224        364
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           (107,443)    (38,568)     (41,274)     (5,982)     (7,013)    (1,986)     (849)      (237)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                   4,284,071   1,697,280    3,860,773   2,722,246     176,019     54,025    64,376     66,814
   Cost of investments sold              6,128,165   2,218,257    5,107,123   3,085,650     195,225     61,517    72,363     69,245
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                           (1,844,094)   (520,977)  (1,246,350)   (363,404)    (19,206)    (7,492)   (7,987)    (2,431)
Distributions from capital gains            12,107       5,387           --          --          --         --        --         --
Net change in unrealized appreciation
  or depreciation of investments          (608,101)   (318,285)    (101,601)    129,182     (66,936)   (19,669)    1,593     (1,227)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments          (2,440,088)   (833,875)  (1,347,951)   (234,222)    (86,142)   (27,161)   (6,394)    (3,658)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations            $(2,547,531) $ (872,443) $(1,389,225) $ (240,204) $  (93,155) $ (29,147) $ (7,243) $  (3,895)
====================================================================================================================================

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)     SRIE1       SRIE2       SNDS1      SNDS2       SRSS1       SRSS2       SUTS1      WUTS3
INVESTMENT INCOME
Dividend income from mutual funds
  and portfolios                       $        7   $      --  $       --  $      --  $      362   $     114  $  104,861  $  57,094
Variable account expenses                   2,163          34      86,856     16,785      42,127      12,475      46,441     26,687
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net            (2,156)        (34)    (86,856)   (16,785)    (41,765)    (12,361)     58,420     30,407
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                    647,672       8,933   2,121,534    215,786   1,437,411     155,324   2,794,118    468,571
   Cost of investments sold               673,895      10,498   2,471,614    246,208   1,812,921     210,152   3,259,045    539,068
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                             (26,223)     (1,565)   (350,080)   (30,422)   (375,510)    (54,828)   (464,927)   (70,497)
Distributions from capital gains              417          --     151,173     36,871     348,395     109,114     274,996    149,727
Net change in unrealized appreciation
  or depreciation of investments           (2,279)        (46)     50,758    (78,103)   (630,868)   (265,444)   (757,567)  (644,706)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (28,085)     (1,611)   (148,149)   (71,654)   (657,983)   (211,158)   (947,498)  (565,476)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations            $  (30,241)  $  (1,645) $ (235,005) $ (88,439) $ (699,748)  $(223,519) $ (889,078) $(535,069)
====================================================================================================================================

See accompanying notes to financial statements.

                                       49

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)     SMCC1       SMCC2       SPRM1      SPRM2       SVLU1       SVLU2      SISM1       SISM2
INVESTMENT INCOME
Dividend income from mutual funds
  and portfolios                       $       --   $      --  $       --  $       --  $    4,097  $   1,541  $      --  $       --
Variable account expenses                  17,471       4,882      17,445       6,749      41,973     15,090     14,643       3,892
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net           (17,471)     (4,882)    (17,445)     (6,749)    (37,876)   (13,549)   (14,643)     (3,892)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                  1,792,569     114,605   2,696,625   1,581,881   5,007,993    960,805    729,718      54,640
   Cost of investments sold             1,721,342      99,022   2,466,778   1,418,884   4,908,801    910,412    998,701      90,065
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                              71,227      15,583     229,847     162,997      99,192     50,393   (268,983)    (35,425)
Distributions from capital gains           31,698       8,941     164,911      45,832      26,894     10,119    286,660      89,459
Net change in unrealized appreciation
  or depreciation of investments          221,296      87,205      (2,375)      7,940     121,121     40,570   (218,445)   (117,208)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            324,221     111,729     392,383     216,769     247,207    101,082   (200,768)    (63,174)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations            $  306,750   $ 106,847  $  374,938  $  210,020  $  209,331  $  87,533  $(215,411) $  (67,066)
===================================================================================================================================

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                  ----------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)                                                 SUSC1       SUSC2      SEQI1       WEQI3
INVESTMENT INCOME
Dividend income from mutual funds
  and portfolios                                                                  $       290  $       33   $  1,438   $  15,476
Variable account expenses                                                              11,573       1,173      2,195      21,113
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                       (11,283)     (1,140)      (757)     (5,637)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments in mutual funds and
  portfolios:
   Proceeds from sales                                                              1,784,444     116,867    121,097     312,757
   Cost of investments sold                                                         1,796,068     113,359    124,813     336,605
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                                         (11,624)      3,508     (3,716)    (23,848)
Distributions from capital gains                                                           --          --      3,601      43,161
Net change in unrealized appreciation
  or depreciation of investments                                                       (2,085)      1,602     (8,447)    (75,783)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                        (13,709)      5,110     (8,562)    (56,470)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                       $   (24,992) $    3,970   $ (9,319)  $ (62,107)
================================================================================================================================



See accompanying notes to financial statements.

AMERICAN EXPRESS(R) SIGNATURE ONE VARIABLE ANNUITY
  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                SBCA1       WBCA3       SBND1      SBND2      SCAR1     WCAR3        SCMG1        SCMG2
OPERATIONS
Investment income (loss) -- net        $   (7,473) $   (5,615) $   92,648  $  10,784  $  (7,549) $ (4,816) $   296,353  $    80,224
Net realized gain (loss) on sales of
  investments                             (95,938)    (44,062)      2,125        666    (28,918)  (16,305)          49           53
Distributions from capital gains              --           --          --         --         --        --           --           --
Net change in unrealized appreciation
  or depreciation of investments          (84,481)   (109,943)    (12,724)    (2,242)   (97,585)  (69,663)        (576)        (177)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              (187,892)   (159,620)     82,049      9,208   (134,052)  (90,784)     295,826       80,100
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                283,444     115,455      45,721     38,469     34,829    33,623    2,282,409    3,074,012
Net transfers(1)                          227,271     190,448     751,120    245,358        512    48,501      449,362   (1,001,893)
Annuity payments                               --          --          --         --         --        --           --       (4,987)
Contract terminations:
   Surrender benefits and contract
     charges                              (68,819)    (43,451)    (98,267)   (11,871)   (17,914)  (10,307)  (2,502,884)    (410,435)
   Death benefits                              --          --          --         --     (5,429)       --     (396,463)    (173,380)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                             441,896     262,452     698,574    271,956     11,998    71,817     (167,576)   1,483,317
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           687,822     720,292     710,040     65,618    665,184   396,413   11,833,617    2,679,660
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $  941,826  $  823,124  $1,490,663  $ 346,782  $ 543,130  $377,446  $11,961,867  $ 4,243,077
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year    737,582     789,468     687,876     63,589    784,777   478,547   11,510,757    2,612,928
Contract purchase payments                332,000     142,236      42,929     35,644     41,105    44,977    2,233,625    2,973,969
Net transfers(1)                          248,139     219,673     723,511    228,539      5,909    56,786      460,986     (971,035)
Contract terminations:
   Surrender benefits and contract
     charges                              (88,688)    (54,610)    (91,379)   (10,903)   (28,953)  (15,422)  (2,394,165)    (467,761)
   Death benefits                              --          --          --         --     (7,606)       --     (412,026)    (168,601)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        1,229,033   1,096,767   1,362,937    316,869    795,232   564,888   11,399,177    3,979,500
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)     SDEI1       WDEI3       SEXI1      WEXI3      SFDI1       WFDI3      SGRO1        SGRO2
OPERATIONS
Investment income (loss) -- net        $     (659) $     (274) $   69,016  $  41,220  $   7,462  $   32,164  $  (5,368) $    (1,035)
Net realized gain (loss) on sales of
  investments                             (49,930)     (1,815)    (12,683)   (23,437)     1,120       9,887    (58,019)     (26,333)
Distributions from capital gains               --          --          --         --         --          --         --           --
Net change in unrealized appreciation
  or depreciation of investments            4,363      (3,989)    (33,153)    (7,025)      (668)        (32)   (76,898)       4,020
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations               (46,226)     (6,078)     23,180     10,758      7,914      42,019   (140,285)     (23,348)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                     --      73,764     147,382     71,908     70,261     663,020      4,107        1,212
Net transfers(1)                          413,382     189,921   1,754,865    308,637    389,493     803,444     19,831      (91,217)
Annuity payments                               --          --          --         --         --          --         --           --
Contract terminations:
   Surrender benefits and contract
     charges                              (18,000)    (86,621)    (40,203)   (55,929)   (23,014)    (24,657)   (24,980)         (11)
   Death benefits                          (8,733)         --          --    (35,520)        --          --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                            386,649     177,064   1,862,044    289,096    436,740   1,441,807     (1,042)     (90,016)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            55,691      71,298     342,709    268,909     25,835     285,958    427,112      155,070
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $  396,114  $  242,284  $2,227,933  $ 568,763  $ 470,489  $1,769,784  $ 285,785  $    41,706
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year     51,889      66,033     390,382    309,687     24,341     272,285    554,033      210,583
Contract purchase payments                     --      68,149     159,232     82,047     64,667     616,012      5,105        2,588
Net transfers(1)                          340,376     167,393   1,952,547    347,124    355,333     742,853     27,569     (129,863)
Contract terminations:
   Surrender benefits and contract
     charges                              (16,402)    (78,491)    (44,505)   (63,833)   (20,809)    (22,625)   (41,107)         (22)
   Death benefits                          (8,663)         --          --    (41,835)        --          --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          367,200     223,084   2,457,656    633,190    423,532   1,608,525    545,600       83,286
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)    SMGD1       SMGD2       SNDM1       WNDM3      SSCA1     WSCA3        SCAP1        WCAP3
OPERATIONS
Investment income (loss) -- net        $   6,786  $    1,474  $  (25,952) $  (24,796) $  (3,374) $ (2,535) $  (100,062) $   (53,151)
Net realized gain (loss) on sales of
  investments                            (29,422)     (3,850)   (127,964)    (52,009)   (34,056)   (1,347)  (1,405,882)    (882,852)
Distributions from capital gains              --          --          --          --         --        --      528,462      279,901
Net change in unrealized appreciation
  or depreciation of investments         (71,516)    (12,678)   (245,647)   (288,903)    15,959    11,828     (921,921)    (453,152)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              (94,152)    (15,054)   (399,563)   (365,708)   (21,471)    7,946   (1,899,403)  (1,109,254)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments               210,942      80,989     182,483     140,640     45,743     8,478      653,249      407,851
Net transfers(1)                          47,243      58,998     220,415     669,355    270,860   136,963      826,516      266,248
Annuity payments                              --          --          --          --         --        --           --           --
Contract terminations:
   Surrender benefits and contract
    charges                              (31,315)    (25,857)    (88,535)    (59,517)    (5,043)   (5,357)    (285,408)    (372,752)
   Death benefits                             --          --          --      (8,722)        --         --     (49,818)    (189,437)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
 transactions                            226,870     114,130     314,363     741,756    311,560   140,084    1,144,539      111,910
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year          601,414      48,005   2,224,328   1,834,324    146,983   155,193    7,205,491    4,270,214
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 734,132  $  147,081  $2,139,128  $2,210,372  $ 437,072  $303,223  $ 6,450,627  $ 3,272,870
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year   613,005      51,138   2,468,296   2,129,881    146,635   173,145    8,640,727    5,686,014
Contract purchase payments               219,835      94,675     224,502     178,323     51,841    11,138      824,280      617,157
Net transfers(1)                          52,588      62,050     323,253     914,269    281,146   190,132    1,251,245      357,913
Contract terminations:
   Surrender benefits and contract
    charges                              (34,803)    (29,993)   (120,045)    (81,940)    (5,517)   (6,971)    (385,605)    (622,172)
   Death benefits                             --          --          --     (12,561)        --        --      (83,697)    (266,950)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         850,625     177,870   2,896,006   3,127,972    474,105   367,444   10,246,950    5,771,962
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                    -----------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                             SCDV1     SCDV2        SVAL1       WVAL3        SPGR1       SPGR2        STEC1       STEC2
OPERATIONS
Investment income (loss) -- net     $  (48,138) $(11,156) $  (103,469) $  (80,897) $  (100,750) $  (22,457) $   (76,550) $  (19,557)
Net realized gain (loss) on
 sales of investments                  (78,435)  (12,529)  (1,242,335)   (126,058)  (1,577,020)   (345,295)  (3,882,157)   (567,903)
Distributions from capital gains            --        --      119,147     129,854      379,405      81,705      510,506     115,842
Net change in unrealized
 appreciation or depreciation of
 investments                          (182,622)  (48,957)    (109,989)   (807,983)    (431,950)   (130,281)   1,201,985     (43,102)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets resulting from operations     (309,195)  (72,642)  (1,336,646)   (885,084)  (1,730,315)   (416,328)  (2,246,216)   (514,720)
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                  --   460,102      242,005   1,166,628           --     308,412      327,797     169,439
Net transfers(1)                      (396,110) (235,463)    (928,863)  1,982,236     (480,453)    287,709   (1,098,064)   (277,188)
Annuity payments                            --        --           --         --            --          --           --          --
Contract terminations:
   Surrender benefits and contract
    charges                            (59,153) (240,584)    (609,147)   (420,245)    (446,490)   (124,882)    (339,398)   (130,284)
   Death benefits                      (10,268)  (29,532)    (138,457)    (72,980)    (127,781)    (13,575)     (31,851)    (84,908)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                        (465,531)  (45,477)  (1,434,462)  2,655,639   (1,054,724)    457,664   (1,141,516)   (322,941)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year      3,519,047   824,534    8,885,703   5,017,393    8,012,398   1,515,635    6,644,044   1,869,688
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year           $2,744,321  $706,415  $ 6,114,595  $6,787,948  $ 5,227,359  $1,556,971  $ 3,256,312  $1,032,027
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of
 year                                3,626,657   850,155   10,737,841   6,186,727    9,297,787   1,898,786    9,542,504   2,881,824
Contract purchase payments                  --   495,624      303,176   1,555,797           --     410,753      488,395     291,936
Net transfers(1)                      (419,953) (243,777)  (1,444,313)  2,676,783   (1,034,152)    292,706   (2,960,242)   (618,202)
Contract terminations:
   Surrender benefits and contract
     charges                           (69,207) (262,327)    (816,671)   (570,310)    (617,256)   (183,717)    (636,281)   (254,379)
   Death benefits                      (11,248)  (35,211)    (192,173)   (100,251)    (180,081)    (21,100)     (54,848)   (136,114)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     3,126,249   804,464    8,587,860   9,748,746    7,466,298   2,397,428    6,379,528   2,165,065
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)     SUGH1      SUGH2       SCAS1      SCAS2       SEGR1       SEGR2       SGRI1       SGRI2
OPERATIONS
Investment income (loss) -- net        $   18,723  $  13,858  $  (19,116) $  (4,073) $   (8,073) $     (684) $   (6,732) $   (2,836)
Net realized gain (loss) on sales of
 investments                               10,364      7,796      90,526    104,244    (246,304)    (23,845)   (179,182)    (34,240)
Distributions from capital gains               --         --       8,420      4,324          --          --     109,426      25,713
Net change in unrealized appreciation
 or depreciation of investments             7,122      6,275     120,173     11,055       8,317       3,393    (187,978)    (58,279)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                36,209     27,929     200,003    115,550    (246,060)    (21,136)   (264,466)    (69,642)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                208,313    274,112     126,291         --      78,109          --          --     584,368
Net transfers(1)                          766,092    324,767     195,286    302,053    (603,790)    (66,609)    888,582    (298,807)
Annuity payments                               --         --          --         --          --          --          --          --
Contract terminations:
   Surrender benefits and contract
     charges                              (58,911)  (107,096)    (55,193)  (312,778)     (8,267)     (1,509)   (173,619)   (131,540)
   Death benefits                              --    (13,197)         --    (41,403)         --          --     (48,887)         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                            915,494    478,586     266,384    (52,128)   (533,948)    (68,118)    666,076     154,021
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           349,621    410,076     640,407     42,157   1,364,548      96,004   2,276,866     629,502
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $1,301,324  $ 916,591  $1,106,794  $ 105,579  $  584,540  $    6,750  $2,678,476  $  713,881
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year    319,326    404,965     667,941     44,186   1,636,600     102,928   2,249,931     637,118
Contract purchase payments                183,399    261,232     130,471         --     108,996          --          --     618,905
Net transfers(1)                          671,065    304,244     300,543    401,758    (881,735)    (92,189)    947,803    (306,929)
Contract terminations:
   Surrender benefits and contract
    charges                               (51,278)  (103,078)    (54,734)  (304,516)    (11,528)     (1,939)   (194,051)   (144,404)
   Death benefits                              --    (13,369)         --    (41,415)         --          --     (53,756)         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        1,122,512    853,994   1,044,221    100,013     852,333       8,800   2,949,927     804,690
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                                 SMDC1       SMDC2       SOVS1      SOVS2      SRES1      WRES3      SMSS1        WMSS3
OPERATIONS
Investment income (loss) -- net        $  (150,041) $  (52,854) $   27,925  $  14,377  $  24,115  $   3,937  $  13,653   $    7,309
Net realized gain (loss) on sales of
 investments                              (300,953)    (77,109)   (123,798)   (45,458)   (40,498)     2,116   (122,294)     (10,405)
Distributions from capital gains                --          --      61,458     32,220         --         --     93,662       38,801
Net change in unrealized appreciation
  or depreciation of investments          (317,954)   (134,832)   (134,572)  (104,960)    43,062      9,995    (24,654)      (6,858)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                (768,948)   (264,795)   (168,987)  (103,821)    26,679     16,048    (39,633)      28,847
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                 528,849     331,574      69,660    102,436    364,306     82,186    277,425       63,327
Net transfers(1)                        (1,911,883)    (74,852)    (95,508)   (45,856)   455,830    127,695    492,762      433,639
Annuity payments                                --          --          --         --         --         --         --           --
Contract terminations:
  Surrender benefits and contract
   charges                                (714,829)   (444,915)    (55,767)   (69,113)  (242,169)   (34,784)  (231,063)    (163,814)
  Death benefits                           (83,968)   (131,015)    (21,512)        --         --     (8,565)        --      (25,292)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                          (2,181,831)   (319,208)   (103,127)   (12,533)   577,967    166,532    539,124      307,860
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year         11,514,914   4,165,645     848,407    429,796    354,098    108,661     93,652       43,361
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 8,564,135  $3,581,642  $  576,293  $ 313,442  $ 958,744  $ 291,241  $ 593,143   $  380,068
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year  10,072,398   3,649,781   1,064,119    506,216    268,500     91,949     78,742       38,958
Contract purchase payments                 502,173     322,642      98,001    129,991    272,939     67,964    214,860       55,963
Net transfers(1)                        (1,946,547)   (123,112)   (107,016)   (63,256)   331,156    107,742    370,604      386,654
Contract terminations:
   Surrender benefits and contract
    charges                               (665,842)   (422,985)    (83,414)   (96,811)  (187,788)   (28,417)  (191,213)    (135,581)
   Death benefits                          (84,207)   (128,898)    (38,716)        --         --     (7,329)        --      (21,786)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         7,877,975   3,297,428     932,974    476,140    684,807    231,909    472,993      324,208
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                                 SISC1       SISC2       SCGR1     SCGR2       SUSE1       WUSE3      SGLI1       WGLI3
OPERATIONS
Investment income (loss) -- net        $     2,165  $      490  $  (13,685) $   (905) $  (20,024) $   (8,454) $  17,955  $    6,046
Net realized gain (loss) on sales of
  investments                              (33,947)        213    (133,221)   (9,925)   (143,770)   (129,492)        60          58
Distributions from capital gains                --          --       2,927       146          --          --         --          --
Net change in unrealized appreciation
  or depreciation of investments             4,935      (1,676)    (30,809)   (1,547)   (114,853)    (38,233)    (2,938)     (4,573)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (26,847)       (973)   (174,788)  (12,231)   (278,647)   (176,179)    15,077       1,531
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                 144,777       6,573     114,891    40,415      44,050     115,352     31,661       5,571
Net transfers(1)                            80,288         (85)   (105,434)  (44,522)      8,855     394,241    436,282     192,352
Annuity payments                                --          --          --        --          --          --         --         --
Contract terminations:
   Surrender benefits and contract
    charges                                (15,655)       (319)    (61,457)  (15,891)   (145,632)    (65,068)   (23,397)    (35,907)
   Death benefits                               --          --          --    (5,646)         --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                             209,410       6,169     (52,000)  (25,644)    (92,727)    444,525    444,546     162,016
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            191,445      31,288   1,094,688    81,094   1,788,146     538,922    277,470      62,002
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $   374,008  $   36,484  $  867,900  $ 43,219  $1,416,772  $  807,268  $ 737,093  $  225,549
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of
 year                                      198,902      32,516   1,157,325    88,820   1,910,301     587,046    260,288      58,205
Contract purchase payments                 148,368       7,369     131,686    46,561      49,640     134,426     29,124       5,142
Net transfers(1)                            75,171          --    (121,785)  (51,551)    (30,144)    371,565    398,430     174,210
Contract terminations:
   Surrender benefits and contract
    charges                                (16,871)       (349)    (77,095)  (20,281)   (182,884)    (76,265)   (21,143)    (32,449)
   Death benefits                               --          --          --    (7,367)         --          --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           405,570      39,536   1,090,131    56,182   1,746,913   1,016,772    666,699     205,108
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                               SIEQ1     SIEQ2        SITO1      SITO2        SAGP1       SAGP2        SGLT1      SGLT2
OPERATIONS
Investment income (loss) -- net        $  (1,256) $   (106)  $  (18,993) $  (4,182) $   (52,779) $   (7,564) $   (15,411) $  (2,972)
Net realized gain (loss) on sales of
  investments                           (109,836)   (2,784)    (473,781)   (66,102)  (2,315,034)   (199,054)    (955,072)   (83,569)
Distributions from capital gains           1,515       159           --         --           --          --           --         --
Net change in unrealized appreciation
  or depreciation of investments         (18,847)  (12,751)    (142,791)   (55,421)     263,784     (94,877)     100,229   (106,773)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations             (128,424)  (15,482)    (635,565)  (125,705)  (2,104,029)   (301,495)    (870,254)  (193,314)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                92,715     1,045      176,776     60,547      160,737      94,488      141,264     11,340
Net transfers(1)                         (51,225)   (6,690)    (106,885)    51,631     (904,309)    (60,704)    (770,713)   (25,873)
Annuity payments                              --        --           --         --           --          --           --         --
Contract terminations:
   Surrender benefits and contract
    charges                              (30,772)     (287)     (61,346)   (32,589)    (212,773)    (60,467)     (77,992)   (44,198)
   Death benefits                             --        --       (1,528)      (815)     (52,272)    (10,810)          --     (5,344)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                            10,718    (5,932)       7,017     78,774   (1,008,617)    (37,493)    (707,441)   (64,075)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year          525,973    67,507    1,520,241    282,777    5,111,749     735,424    2,632,691    523,174
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 408,267  $ 46,093   $  891,693  $ 235,846  $ 1,999,103  $  396,436  $ 1,054,996  $ 265,785
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year   620,831    76,758    2,259,904    420,195    8,738,986   1,049,927    3,873,125    769,126
Contract purchase payments               118,528     1,310      293,340    101,463      251,514     170,448      226,799     16,887
Net transfers(1)                         (61,781)   (9,236)    (391,343)    80,465   (2,591,131)   (127,004)  (1,404,245)   (54,989)
Contract terminations:
   Surrender benefits and contract
    charges                              (47,586)     (395)    (127,607)   (63,767)    (525,809)   (121,531)    (179,783)   (85,951)
   Death benefits                             --        --       (3,341)    (1,961)    (119,153)    (20,585)          --    (12,355)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         629,992    68,437    2,030,953    536,395    5,754,407     951,255    2,515,896    632,718
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                                 SGRP1        SGRP2        SINT1       SINT2       SUDE1      SUDE2     SREQ1     SREQ2
OPERATIONS
Investment income (loss) -- net        $  (107,443) $   (38,568) $   (41,274) $   (5,982) $   (7,013) $  (1,986) $   (849) $   (237)
Net realized gain (loss) on sales of
  investments                           (1,844,094)    (520,977)  (1,246,350)   (363,404)    (19,206)    (7,492)   (7,987)   (2,431)
Distributions from capital gains            12,107        5,387           --          --          --         --        --        --
Net change in unrealized appreciation
  or depreciation of investments          (608,101)    (318,285)    (101,601)    129,182     (66,936)   (19,669)    1,593    (1,227)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations             (2,547,531)    (872,443)  (1,389,225)   (240,204)    (93,155)   (29,147)   (7,243)   (3,895)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                  13,848      558,666      153,795     124,576     114,827     11,773        90     5,178
Net transfers(1)                        (1,864,602)    (739,467)     151,201     138,405     203,675     24,536    (1,963)   41,603
Annuity payments                                --           --           --          --          --         --        --        --
Contract terminations:
   Surrender benefits and contract
     charges                              (610,859)    (480,601)    (296,652)   (137,259)    (33,169)   (29,968)  (4,156)  (39,918)
   Death benefits                          (85,371)     (99,305)      (8,238)    (23,063)         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                          (2,546,984)    (760,707)         106     102,659     285,333      6,341    (6,029)    6,863
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year          9,946,324    3,539,130    5,317,997     856,833     649,819    201,623    75,663    17,993
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 4,851,809  $ 1,905,980  $ 3,928,878  $  719,288  $  841,997  $ 178,817  $ 62,391  $ 20,961
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year  12,344,503    4,333,381    7,309,434   1,076,520     696,370    225,425    70,091    17,990
Contract purchase payments                  23,080      745,215      204,025     175,772     129,883     13,632        82     5,016
Net transfers(1)                        (3,183,227)  (1,107,111)     191,310     192,539     255,145     28,230    (2,679)   40,097
Contract terminations:
   Surrender benefits and contract
     charges                              (914,629)    (696,209)    (515,407)   (211,628)    (39,920)   (36,880)   (4,056)  (40,110)
   Death benefits                         (121,091)    (123,530)     (12,691)    (38,333)         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         8,148,636    3,151,746    7,176,671   1,194,870   1,041,478    230,407    63,438    22,993
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                               SRIE1     SRIE2       SNDS1       SNDS2       SRSS1       SRSS2        SUTS1       WUTS3
OPERATIONS
Investment income (loss) -- net        $  (2,156) $    (34) $  (86,856) $  (16,785) $  (41,765) $  (12,361) $    58,420  $   30,407
Net realized gain (loss) on sales of
  investments                            (26,223)   (1,565)   (350,080)    (30,422)   (375,510)    (54,828)    (464,927)    (70,497)
Distributions from capital gains             417        --     151,173      36,871     348,395     109,114      274,996     149,727
Net change in unrealized appreciation
  or depreciation of investments          (2,279)      (46)     50,758     (78,103)   (630,868)   (265,444)    (757,567)   (644,706)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              (30,241)   (1,645)   (235,005)    (88,439)   (699,748)   (223,519)    (889,078)   (535,069)
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                14,098        --     102,466     125,221     242,179      91,392      379,087     519,904
Net transfers(1)                          68,135    (8,899)  3,536,876     (92,566)    580,502      52,443     (907,559)    593,976
Annuity payments                              --        --          --          --          --          --           --          --
Contract terminations:
   Surrender benefits and contract
    charges                               (5,134)       --    (387,093)    (68,979)   (116,161)    (66,635)    (195,179)   (248,579)
   Death benefits                             --        --     (10,205)    (10,338)     (2,136)     (5,161)     (72,045)    (57,815)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                            77,099    (8,899)  3,242,044     (46,662)    704,384      72,039     (795,696)    807,486
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           95,318    10,544   4,491,133   1,231,990   2,820,793     912,554    3,497,141   1,513,636
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 142,176  $     --  $7,498,172  $1,096,889  $2,825,429  $  761,074  $ 1,812,367  $1,786,053
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year   100,741    11,094   5,109,740   1,291,612   2,978,280   1,013,901    3,551,148   1,785,498
Contract purchase payments                17,942        --     118,359     135,990     279,164     114,970      401,771     659,352
Net transfers(1)                          89,637   (11,094)  4,405,502    (107,414)    746,077      58,451   (1,172,581)    789,417
Contract terminations:
   Surrender benefits and contract
    charges                               (7,293)       --    (493,646)    (78,688)   (150,693)    (89,731)    (230,364)   (329,489)
   Death benefits                             --        --     (12,213)    (12,246)     (2,862)     (7,492)     (80,845)    (80,465)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         201,027        --   9,127,742   1,229,254   3,849,966   1,090,099    2,469,129   2,824,313
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       --------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
 (CONTINUED)                                SMCC1       SMCC2       SPRM1      SPRM2       SVLU1      SVLU2       SISM1       SISM2
OPERATIONS
Investment income (loss) -- net        $  (17,471) $   (4,882) $  (17,445) $  (6,749) $  (37,876) $ (13,549) $  (14,643) $   (3,892)
Net realized gain (loss) on sales of
 investments                               71,227      15,583     229,847    162,997      99,192     50,393    (268,983)    (35,425)
Distributions from capital gains           31,698       8,941     164,911     45,832      26,894     10,119     286,660      89,459
Net change in unrealized appreciation
 or depreciation of investments           221,296      87,205      (2,375)     7,940     121,121     40,570    (218,445)   (117,208)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                306,750     106,847     374,938    210,020     209,331     87,533    (215,411)    (67,066)
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                185,575          --     258,402     12,337     364,918      4,792      57,701      10,704
Net transfers(1)                        1,555,412     441,875    (313,557)   117,944   1,327,630    464,493     (24,810)    (13,127)
Annuity payments                               --          --          --         --          --         --          --          --
Contract terminations:
   Surrender benefits and contract
    charges                              (220,455)    (42,611)    (55,990)  (457,750)   (362,805)  (334,471)    (22,046)     (4,269)
   Death benefits                              --     (28,351)         --    (52,045)         --    (60,445)         --     (12,426)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                          1,520,532     370,913    (111,145)  (379,514)  1,329,743     74,369      10,845     (19,118)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year           580,432     195,171     851,603    327,581   1,093,666    625,836   1,001,612     307,157
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $2,407,714  $  672,931  $1,115,396  $ 158,087  $2,632,740  $ 787,738  $  797,046  $  220,973
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year    490,879     172,786     640,318    283,751     785,097    486,466   1,867,143     434,418
Contract purchase payments                143,630          --     193,307     12,634     248,878      4,802     109,246      18,407
Net transfers(1)                        1,126,291     346,634     (88,189)   215,132     905,952    340,689      (9,760)    (21,458)
Contract terminations:
   Surrender benefits and contract
    charges                              (164,764)    (31,613)    (40,934)  (354,775)   (250,628)  (239,801)    (48,367)     (7,202)
   Death benefits                              --     (21,000)         --    (41,809)         --    (44,211)         --     (21,741)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        1,596,036     466,807     704,502    114,933   1,689,299    547,945   1,918,262     402,424
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                   ------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                 SUSC1       SUSC2      SEQI1         WEQI3
OPERATIONS
Investment income (loss) -- net                                                     $  (11,283)   $ (1,140)  $   (757)  $    (5,637)
Net realized gain (loss) on sales of
  investments                                                                          (11,624)      3,508     (3,716)      (23,848)
Distributions from capital gains                                                            --          --      3,601        43,161
Net change in unrealized appreciation
  or depreciation of investments                                                        (2,085)      1,602     (8,447)      (75,783)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                            (24,992)      3,970     (9,319)      (62,107)
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                              55,913      14,411     36,676       795,903
Net transfers(1)                                                                       501,336      42,359     96,230       940,592
Annuity payments                                                                            --          --         --            --
Contract terminations:
   Surrender benefits and contract
     charges                                                                           (36,103)     (4,996)   (37,500)      (98,585)
   Death benefits                                                                           --          --         --        (1,812)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                                                                        521,146      51,774     95,406     1,636,098
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                        422,391      31,880     53,297       494,813
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                           $  918,545    $ 87,624   $139,384   $ 2,068,804
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                 526,560      30,666     47,067       437,005
Contract purchase payments                                                              67,680      13,062     33,041       743,837
Net transfers(1)                                                                       491,456      37,666     86,621       886,202
Contract terminations:
   Surrender benefits and contract
     charges                                                                           (41,028)     (4,745)   (34,388)      (93,094)
   Death benefits                                                                           --          --         --        (1,806)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                     1,044,668      76,649    132,341     1,972,144
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       --------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000          SBCA1(1)  WBCA3(2)   SBND1(1)   SBND2(3)    SCAR1(1)    WCAR3(2)      SCMG1(1)     SCMG2(3)
OPERATIONS
Investment income (loss) -- net        $  (1,671) $ (1,675) $  13,792  $     378  $   71,833    $ 37,785  $    250,010  $    37,100
Net realized gain (loss) on
  investments                             (8,601)     (636)       287        (11)     (5,902)     (2,171)       (1,732)          21
Net change in unrealized appreciation
  or depreciation of investments         (62,137)  (74,135)     9,031      1,104    (117,580)    (84,002)          266           79
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              (72,409)  (76,446)    23,110      1,471     (51,649)    (48,388)      248,544       37,200
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments               657,680   769,145    614,278     57,985     732,254     170,164    30,026,918    4,269,523
Net transfers(4)                         119,581    41,107     75,028      6,312      (9,985)    279,623   (17,446,429)  (1,615,535)
Contract terminations:
   Surrender benefits and contract
     charges                             (17,030)  (13,514)    (2,376)      (150)     (5,436)     (4,986)     (995,416)     (11,528)
   Death benefits                             --        --         --         --          --          --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                           760,231   796,738    686,930     64,147     716,833     444,801    11,585,073    2,642,460
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               --        --         --         --          --          --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 687,822  $720,292  $ 710,040  $  65,618  $  665,184    $396,413  $ 11,833,617  $ 2,679,660
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        --        --         --         --          --          --         --             --
Contract purchase payments               632,897   756,398    616,025     57,580     803,355     177,703    29,699,520    4,214,767
Net transfers(4)                         122,786    46,995     74,203      6,156     (12,183)    306,851   (17,222,340)  (1,590,647)
Contract terminations:
   Surrender benefits and contract
     charges                             (18,101)  (13,925)    (2,352)      (147)     (6,395)     (6,007)     (966,423)     (11,192)
   Death benefits                             --        --         --         --          --          --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         737,582   789,468    687,876     63,589     784,777     478,547    11,510,757    2,612,928
===================================================================================================================================



(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                             SDEI1(1)  WDEI3(2)   SEXI1(1)   WEXI3(2)    SFDI1(1)    WFDI3(2)     SGRO1(1)      SGRO2(3)
OPERATIONS
Investment income (loss) -- net        $     (33) $    (63) $  10,945  $   8,169  $      101   $   2,368  $    (2,071)  $      (846)
Net realized gain (loss) on
  investments                                 (1)      (64)      (738)      (293)         --           5         (411)         (478)
Net change in unrealized appreciation
  or depreciation of investments           1,821     2,128    (33,908)   (28,207)        177       4,910     (120,058)      (34,547)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                1,787     2,001    (23,701)   (20,331)        278       7,283     (122,540)      (35,871)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                14,489    18,770    298,158    277,965      21,586     249,431      510,924       188,611
Net transfers(4)                          39,415    50,527     70,689     13,650       3,971      29,750       40,828         2,330
Contract terminations:
   Surrender benefits and contract
     charges                                  --        --     (2,437)    (2,375)         --        (506)      (2,100)           --
   Death benefits                             --        --         --         --          --          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                            53,904    69,297    366,410    289,240      25,557     278,675      549,652       190,941
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               --        --         --         --          --          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $  55,691  $ 71,298  $ 342,709  $ 268,909  $   25,835   $ 285,958  $   427,112   $   155,070
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        --        --         --         --          --          --           --            --
Contract purchase payments                13,938    17,292    317,723    297,468      20,581     243,999      519,042       207,981
Net transfers(4)                          37,951    48,741     75,331     14,892       3,760      28,773       37,718         2,602
Contract terminations:
   Surrender benefits and contract
     charges                                  --        --     (2,672)    (2,673)         --        (487)      (2,727)           --
   Death benefits                             --        --         --         --          --          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          51,889    66,033    390,382    309,687      24,341     272,285      554,033       210,583
====================================================================================================================================



(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                             SMGD1(1)  SMGD2(2)    SNDM1(1)    WNDM3(3)  SSCA1(1)    WSCA3(3)     SCAP1(1)      WCAP3(3)
OPERATIONS
Investment income (loss) -- net         $ 35,493  $  1,840  $  117,444  $  106,072  $  3,620   $   3,988  $   173,467   $   110,514
Net realized gain (loss) on
  investments                            (13,505)       (8)    (12,528)    (14,801)     (187)       (410)    (167,093)      (74,976)
Net change in unrealized appreciation
  or depreciation of investments         (47,609)   (2,647)   (345,558)   (281,651)   (9,692)     (1,640)  (1,847,422)     (911,049)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              (25,621)     (815)   (240,642)   (190,380)   (6,259)      1,938   (1,841,048)     (875,511)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments               592,277    35,092   2,310,821   1,621,877   154,774     136,222    8,340,609     3,962,436
Net transfers(4)                          44,579    13,786     208,870     420,630    (1,532)     17,256      771,411     1,227,799
Contract terminations:
   Surrender benefits and contract
     charges                              (9,821)      (58)    (54,721)    (17,803)       --        (223)     (65,481)      (44,510)
   Death benefits                             --        --          --          --        --          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                           627,035    48,820   2,464,970   2,024,704   153,242     153,255    9,046,539     5,145,725
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               --        --          --         --        --          --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 601,414  $ 48,005  $2,224,328  $1,834,324  $146,983   $ 155,193  $ 7,205,491   $ 4,270,214
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        --        --          --          --        --          --           --            --
Contract purchase payments               576,405    36,506   2,320,492   1,699,790   148,253     154,535    8,198,709     4,532,087
Net transfers(4)                          47,010    14,695     209,407     450,792    (1,618)     18,840      520,911     1,213,274
Contract terminations:
   Surrender benefits and contract
     charges                             (10,410)      (63)    (61,603)    (20,701)       --        (230)     (78,893)      (59,347)
   Death benefits                             --        --          --          --        --          --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         613,005    51,138   2,468,296   2,129,881   146,635     173,145    8,640,727     5,686,014
====================================================================================================================================



(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                              SCDV1(1)   SCDV2(2)     SVAL1(1)   WVAL3(3)     SPGR1(1)   SPGR2(2)   STEC1(1)    STEC2(2)
OPERATIONS
Investment income (loss) -- net        $  (26,710) $  (6,095) $   338,728 $  191,131  $    (2,782)$   (6,932)$  107,434  $   13,663
Net realized gain (loss) on
  investments                              (6,204)     6,298      (33,399)   (13,739)    (345,148)   (54,311)  (332,841)   (107,800)
Net change in unrealized appreciation
  or depreciation of investments         (111,531)     2,662   (1,567,121)  (675,895)  (1,163,385)  (238,632)(2,719,124)   (697,024)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              (144,445)     2,865   (1,261,792)  (498,503)  (1,511,315)  (299,875)(2,944,531)   (791,161)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments              3,494,876    950,297    7,793,238  4,030,271    6,272,243  1,959,383  8,534,763   2,343,724
Net transfers(4)                          195,642   (117,605)   2,521,039  1,565,861    3,391,591   (129,775) 1,155,880     336,764
Contract terminations:
   Surrender benefits and contract
     charges                              (27,026)   (11,023)    (166,782)   (67,495)     (83,289)   (14,098)  (102,068)    (19,639)
   Death benefits                              --         --           --    (12,741)     (56,832)        --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                          3,663,492    821,669   10,147,495  5,515,896    9,523,713  1,815,510  9,588,575   2,660,849
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --         --           --         --           --         --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $3,519,047  $ 824,534  $ 8,885,703 $5,017,393  $ 8,012,398 $1,515,635 $6,644,044  $1,869,688
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         --         --           --         --           --         --         --          --
Contract purchase payments              3,444,651    976,071    8,266,220  4,464,626    6,116,208  2,042,190  8,622,637   2,661,258
Net transfers(4)                          209,868   (114,591)   2,672,563  1,822,819    3,339,213   (125,781) 1,065,532     245,599
Contract terminations:
   Surrender benefits and contract
     charges                              (27,862)   (11,325)    (200,942)   (83,327)     (96,848)   (17,623)  (145,665)    (25,033)
   Death benefits                              --         --           --    (17,391)     (60,786)        --         --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        3,626,657    850,155   10,737,841  6,186,727    9,297,787  1,898,786  9,542,504   2,881,824
====================================================================================================================================



(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                              SUGH1(1)   SUGH2(2)    SCAS1(1)   SCAS2(2)    SEGR1(1)    SEGR2(2)    SGRI1(1)    SGRI2(2)
OPERATIONS
Investment income (loss) -- net        $   (1,638) $  (2,127) $   (2,385) $    (104) $   (3,446) $     (254) $  (15,247) $   (4,213)
Net realized gain (loss) on
  investments                                 172         64        (256)        (9)   (146,199)    (12,157)     21,589      12,051
Net change in unrealized appreciation
  or depreciation of investments           15,376     21,103      (5,451)      (415)    (43,478)     (4,303)    (37,191)    (10,594)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                13,910     19,040      (8,092)      (528)   (193,123)    (16,714)    (30,849)     (2,756)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                319,770    382,858     277,784     42,793     302,520      45,047   2,454,712   1,043,174
Net transfers(3)                           19,203      8,286     373,594         --   1,261,399      68,242     (97,138)   (398,226)
Contract terminations:
   Surrender benefits and contract
     charges                               (3,262)      (108)     (2,879)      (108)     (6,248)       (571)    (49,859)    (12,690)
   Death benefits                              --         --          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                            335,711    391,036     648,499     42,685   1,557,671     112,718   2,307,715     632,258
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --         --          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $  349,621  $ 410,076  $  640,407  $  42,157  $1,364,548  $   96,004  $2,276,866  $  629,502
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         --         --          --         --          --          --          --          --
Contract purchase payments                304,584    396,920     284,163     44,300     333,344      41,920   2,372,205   1,032,040
Net transfers(3)                           17,854      8,153     386,849         --   1,310,784      61,622     (74,752)   (382,104)
Contract terminations:
   Surrender benefits and contract
     charges                               (3,112)      (108)     (3,071)      (114)     (7,528)       (614)    (47,522)    (12,818)
   Death benefits                              --         --          --         --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          319,326    404,965     667,941     44,186   1,636,600     102,928   2,249,931     637,118
====================================================================================================================================



(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       --------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                               SMDC1(1)    SMDC2(2)    SOVS1(1)  SOVS2(2)    SRES1(1)    WRES3(3)   SMSS1(1)    WMSS3(3)
OPERATIONS
Investment income (loss) -- net        $   (18,973) $   (4,801) $   (5,533) $ (3,181) $     (712) $      (40) $    (367) $      (90)
Net realized gain (loss) on
  investments                              113,672      35,182     (53,789)   (5,559)     (2,941)         --         86           9
Net change in unrealized appreciation
  or depreciation of investments           486,449     217,632     (34,603)  (46,944)      5,864       1,810      4,924       2,189
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                581,148     248,013     (93,925)  (55,684)      2,211       1,770      4,643       2,108
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments               7,559,233   3,628,721     841,589   444,999     122,626      23,968     54,201      33,052
Net transfers(4)                         3,546,696     337,286     168,253    41,735     229,261      82,923     41,995       8,407
Contract terminations:
   Surrender benefits and contract
     charges                              (172,163)    (48,375)     (8,337)   (1,254)         --          --     (7,187)       (206)
   Death benefits                               --          --     (59,173)       --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                          10,933,766   3,917,632     942,332   485,480     351,887     106,891     89,009      41,253
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 --          --          --        --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $11,514,914  $4,165,645  $  848,407  $429,796  $  354,098  $  108,661  $  93,652  $   43,361
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          --          --          --        --          --          --         --          --
Contract purchase payments               6,971,606   3,395,156     954,864   462,213     100,047      21,476     48,762      31,175
Net transfers(4)                         3,251,812     305,424     192,243    45,436     168,453      70,473     36,521       7,974
Contract terminations:
   Surrender benefits and contract
     charges                              (151,020)    (50,799)    (10,421)   (1,433)         --          --     (6,541)       (191)
   Death benefits                               --          --     (72,567)       --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        10,072,398   3,649,781   1,064,119   506,216     268,500      91,949     78,742      38,958
===================================================================================================================================



(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       --------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                              SISC1(1)    SISC2(2)    SCGR1(1)   SCGR2(2)    SUSE1(1)    WUSE3(3)   SGLI1(1)    WGLI3(3)
OPERATIONS
Investment income (loss) -- net        $   (1,336)  $     (76) $   60,136  $   5,901  $   15,309  $    4,324  $  23,385  $    5,411
Net realized gain (loss) on
  investments                                 (51)         (3)     (1,345)    (4,458)       (500)     (1,230)       334          13
Net change in unrealized appreciation
  or depreciation of investments           (8,202)        (29)   (164,916)    (9,340)   (107,687)    (47,492)   (13,132)     (3,735)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                (9,589)       (108)   (106,125)    (7,897)    (92,878)    (44,398)    10,587       1,689
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                198,397      31,447   1,096,235    110,089   1,864,441     377,379    264,785      61,486
Net transfers(4)                            2,637          --     114,644     (6,407)     37,429     207,131      2,441          64
Contract terminations:
   Surrender benefits and contract
     charges                                   --         (51)    (10,066)      (932)    (20,846)     (1,190)      (343)     (1,237)
   Death benefits                              --          --          --    (13,759)         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                            201,034      31,396   1,200,813     88,991   1,881,024     583,320    266,883      60,313
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                --          --          --         --          --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $  191,445   $  31,288  $1,094,688  $  81,094  $1,788,146  $  538,922  $ 277,470  $   62,002
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         --          --          --         --          --          --         --          --
Contract purchase payments                196,279      32,571   1,054,879    113,417   1,893,090     378,248    256,717      59,393
Net transfers(4)                            2,623          --     113,042     (7,330)     38,122     209,541      3,896          --
Contract terminations:
   Surrender benefits and contract
     charges                                   --         (55)    (10,596)    (1,024)    (20,911)       (743)      (325)     (1,188)
   Death benefits                              --          --          --    (16,243)         --          --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year          198,902      32,516   1,157,325     88,820   1,910,301     587,046    260,288      58,205
===================================================================================================================================



(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                      ---------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                             SIEQ1(1)  SIEQ2(2)       SITO12   SITO2(2)     SAGP1(1)    SAGP2(2)       SGLT12   SGLT2(2)
OPERATIONS
Investment income (loss) -- net        $  28,186  $  3,778  $   (11,439) $  (1,407) $   112,976  $      887  $    (2,282) $      65
Net realized gain (loss) on
  investments                             (1,705)      (23)     (15,023)      (834)    (126,281)     (8,175)    (418,199)   (22,468)
Net change in unrealized appreciation
  or depreciation of investments         (67,096)   (7,026)    (626,940)  (109,306)  (2,042,431)   (262,979)    (821,080)  (229,214)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              (40,615)   (3,271)    (653,402)  (111,547)  (2,055,736)   (270,267)  (1,241,561)  (251,617)
===================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments               542,000    70,098    2,312,744    308,383    6,344,432   1,022,625    3,213,371    804,617
Net transfers(3)                          30,733       730     (119,886)    87,112      888,356      (6,889)     685,549    (13,006)
Contract terminations:
   Surrender benefits and contract
     charges                              (6,145)      (50)     (19,215)    (1,171)     (65,303)    (10,045)     (24,668)   (16,820)
   Death benefits                             --        --           --         --           --          --           --         --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                           566,588   70,778     2,173,643    394,324    7,167,485   1,005,691    3,874,252    774,791
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               --        --           --         --           --          --           --         --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 525,973  $ 67,507  $ 1,520,241  $ 282,777  $ 5,111,749  $  735,424  $ 2,632,691  $ 523,174
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        --        --           --         --           --          --           --         --
Contract purchase payments               592,759    75,989    2,410,689    315,353    7,693,553   1,074,287    3,331,978    819,039
Net transfers(3)                          35,301       827     (122,106)   106,335    1,158,024     (11,926)     577,423    (25,178)
Contract terminations:
   Surrender benefits and contract
     charges                              (7,229)      (58)     (28,679)    (1,493)    (112,591)    (12,434)     (36,276)   (24,735)
   Death benefits                             --        --           --         --           --          --           --         --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         620,831    76,758    2,259,904    420,195    8,738,986   1,049,927    3,873,125    769,126
===================================================================================================================================



(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                               SGRP1(1)    SGRP2(2)    SINT1(1)    SINT2(2)   SUDE1(1)    SUDE2(2)    SREQ1(1)   SREQ2(2)
OPERATIONS
Investment income (loss) -- net        $   134,896  $   45,166  $   70,756  $    7,260  $    (342)  $    (142) $    8,186  $  1,959
Net realized gain (loss) on
  investments                              (62,283)    (87,170)    (37,368)    (42,237)    (2,972)       (169)       (815)       (1)
Net change in unrealized appreciation
  or depreciation of investments        (1,929,307)   (591,888)   (966,847)   (119,466)   (52,876)    (19,634)     (9,305)   (1,772)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations             (1,856,694)   (633,892)   (933,459)   (154,443)   (56,190)    (19,945)     (1,934)      186
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments               9,270,767   4,356,177   5,581,638   1,036,637    727,508     167,220     128,629    17,807
Net transfers(3)                         2,685,786     (91,152)    731,095       8,613    (16,485)     56,905     (51,032)       --
Contract terminations:
   Surrender benefits and contract
     charges                              (153,535)    (79,104)    (61,277)    (21,102)    (5,014)     (2,557)         --        --
   Death benefits                               --     (12,899)         --     (12,872)        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                          11,803,018   4,173,022   6,251,456   1,011,276    706,009     221,568      77,597    17,807
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 --          --          --          --         --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 9,946,324  $3,539,130  $5,317,997  $  856,833  $ 649,819   $ 201,623  $   75,663  $ 17,993
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          --          --          --          --         --          --          --        --
Contract purchase payments               9,751,230   4,566,065   6,504,706   1,105,360    719,697     172,359     116,923    17,990
Net transfers(3)                         2,782,822    (100,737)    888,669      14,587    (17,936)     55,758     (46,832)       --
Contract terminations:
   Surrender benefits and contract
     charges                              (189,549)   (114,862)    (83,941)    (26,378)    (5,391)     (2,692)         --        --
   Death benefits                               --     (17,085)         --     (17,049)        --          --          --        --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        12,344,503   4,333,381   7,309,434   1,076,520    696,370     225,425      70,091    17,990
====================================================================================================================================



(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                            SRIE1(1)     SRIE2(2)   SNDS1(1)    SNDS2(2)    SRSS1(1)    SRSS2(2)    SUTS1(1)    WUTS3(3)
OPERATIONS
Investment income (loss) -- net        $    912  $       97  $  (10,027) $   (9,200) $  (11,957) $   (2,660) $   (9,975) $   (5,022)
Net realized gain (loss) on
  investments                              (101)         --     (24,397)      9,925      (6,525)     (2,420)      2,201         626
Net change in unrealized appreciation
  or depreciation of investments         (2,665)         46    (303,615)    (50,643)   (327,678)    (68,167)     27,682      15,743
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              (1,854)        143    (338,039)    (49,918)   (346,160)    (73,247)     19,908      11,347
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments               44,929      10,401   4,202,541   1,660,790   2,850,712     892,057   2,575,119   1,115,702
Net transfers(4)                         52,243          --     700,671    (372,404)    349,676     102,612     936,291     410,432
Contract terminations:
   Surrender benefits and contract
     charges                                 --          --     (74,040)     (6,478)    (33,435)     (8,868)    (34,177)    (23,845)
   Death benefits                            --          --          --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                           97,172      10,401   4,829,172   1,281,908   3,166,953     985,801   3,477,233   1,502,289
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              --          --          --          --         --           --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $ 95,318  $   10,544  $4,491,133  $1,231,990  $2,820,793  $  912,554  $3,497,141  $1,513,636
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       --          --          --          --          --          --          --          --
Contract purchase payments               45,840      11,094   4,426,084   1,650,661   2,679,770     914,568   2,629,424   1,326,506
Net transfers(4)                         54,901          --     767,792    (352,973)    333,705     109,186     956,598     487,045
Contract terminations:
   Surrender benefits and contract
     charges                                 --          --     (84,136)     (6,076)    (35,195)     (9,853)    (34,874)    (28,053)
   Death benefits                            --          --          --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        100,741      11,094   5,109,740   1,291,612   2,978,280   1,013,901   3,551,148   1,785,498
====================================================================================================================================



(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                       ---------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                            SMCC1(1)    SMCC2(2)    SPRM1(1)    SPRM2(2)    SVLU1(1)    SVLU2(2)    SISM1(1)    SISM2(2)
OPERATIONS
Investment income (loss)-- net         $ 14,680  $    4,157  $   20,715  $    1,526  $     (963) $     (399) $   (5,162) $   (2,015)
Net realized gain (loss) on
  investments                               433          19         768         296         947         443      (8,444)       (180)
Net change in unrealized appreciation
  or depreciation of investments          3,065       4,284       2,218         325      36,706      18,884    (206,480)    (92,159)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              18,178       8,460      23,701       2,147      36,690      18,928    (220,086)    (94,354)
====================================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments              318,917     184,795     258,160      18,172     285,684     180,937   1,162,298     407,278
Net transfers(3)                        244,332       1,916     570,299     307,262     771,787     427,085      63,523        (151)
Contract terminations:
   Surrender benefits and
    contract charges                       (995)         --        (557)         --        (495)     (1,114)     (4,123)     (5,616)
   Death benefits                            --          --          --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                          562,254     186,711     827,902     325,434   1,056,976     606,908   1,221,698     401,511
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              --          --          --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $580,432  $  195,171  $  851,603  $  327,581  $1,093,666  $  625,836  $1,001,612  $  307,157
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       --          --          --          --          --          --          --          --
Contract purchase payments              275,711     171,877     209,531      17,600     225,970     155,367   1,801,426     440,269
Net transfers(3)                        216,030         909     431,206     266,151     559,483     331,963      72,741          --
Contract terminations:
   Surrender benefits and
    contract charges                       (862)         --        (419)         --        (356)       (864)     (7,024)     (5,851)
   Death benefits                            --          --          --          --          --          --          --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year        490,879     172,786     640,318     283,751     785,097     486,466   1,867,143     434,418
====================================================================================================================================



(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                         ------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000
(CONTINUED)                                                                SUSC1(1)    SUSC2(2)    SEQI1(1)    WEQI3(3)
OPERATIONS
Investment income (loss)-- net                                           $   (1,967) $     (144) $       82  $    3,556
Net realized gain (loss) on investments                                         326           9          --        (927)
Net change in unrealized appreciation or depreciation of investments         24,490         763         624      17,328
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              22,849         628         706      19,957
=========================================================================================================================

CONTRACT TRANSACTIONS
Contract purchase payments                                                  369,485      24,274      40,473     241,629
Net transfers(4)                                                             30,900       6,978      12,118     251,382
Contract terminations:
   Surrender benefits and contract charges                                     (843)         --          --     (18,155)
   Death benefits                                                                --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              399,542      31,252      52,591     474,856
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                  --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                $  422,391  $   31,880  $   53,297  $  494,813
=========================================================================================================================

ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                           --          --          --          --
Contract purchase payments                                                  486,875      23,944      36,039     224,160
Net transfers(4)                                                             40,761       6,722      11,028     229,583
Contract terminations:
   Surrender benefits and contract charges                                   (1,076)         --          --     (16,738)
   Death benefits                                                                --          --          --          --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            526,560      30,666      47,067     437,005
=========================================================================================================================



(1) For period Feb. 11, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) For period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(4) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.



SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                        INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
SBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                    IDS Life Insurance Company(1)
WBCA3

SBND1                AXP(R) Variable Portfolio - Bond Fund                                   IDS Life Insurance Company(1)
SBND2

SCAR1                AXP(R) Variable Portfolio - Capital Resource Fund                       IDS Life Insurance Company(1)
WCAR3

SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                        IDS Life Insurance Company(1)
SCMG2

SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund              IDS Life Insurance Company(1)
WDEI3

SEXI1                AXP(R) Variable Portfolio - Extra Income Fund                           IDS Life Insurance Company(1)
WEXI3

SFDI1                AXP(R) Variable Portfolio - Federal Income Fund                         IDS Life Insurance Company(1)
WFDI3

SGRO1                AXP(R) Variable Portfolio - Growth Fund                                 IDS Life Insurance Company(1)
SGRO2

SMGD1                AXP(R) Variable Portfolio - Managed Fund                                IDS Life Insurance Company(1)
SMGD2

SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      IDS Life Insurance Company(1)
WNDM3

SSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                    IDS Life Insurance Company(2)
WSCA3

SCAP1                AIM V.I. Capital Appreciation Fund, Series I                            A I M Advisors, Inc.
WCAP3

SCDV1                AIM V.I. Capital Development Fund, Series I                             A I M Advisors, Inc.
SCDV2

SVAL1                AIM V.I. Premier Equity Fund, Series I                                  A I M Advisors, Inc.
WVAL3                (previously AIM V.I. Value Fund, Series I)

SPGR1                Alliance VP Premier Growth Portfolio (Class B)                          Alliance Capital Management, L.P.
SPGR2

STEC1                Alliance VP Technology Portfolio (Class B)                              Alliance Capital Management, L.P.
STEC2

SUGH1                Alliance VP U.S. Government/High Grade Securities Portfolio (Class B)   Alliance Capital Management, L.P.
SUGH2

SCAS1                Baron Capital Asset Fund - Insurance Shares                             BAMCO, Inc.
SCAS2

SEGR1                Credit Suisse Trust - Emerging Growth Portfolio                         Credit Suisse Asset Management, LLC
SEGR2

SGRI1                Fidelity VIP Growth & Income Portfolio (Service Class)                  Fidelity Management & Research Company
SGRI2                                                                                        (FMR)(3)

SMDC1                Fidelity VIP Mid Cap Portfolio (Service Class)                          Fidelity Management & Research Company
SMDC2                                                                                        (FMR)(3)

SOVS1                Fidelity VIP Overseas Portfolio (Service Class)                         Fidelity Management & Research Company
SOVS2                                                                                        (FMR)(4)

SRES1                FTVIPT Franklin Real Estate Fund - Class 2                              Franklin Advisers, Inc.
WRES3

                                       75

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                        INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                          Franklin Mutual Advisers, LLC
WMSS3

SISC1                FTVIPT Templeton International Smaller Companies Fund - Class 2(5)      Templeton Investment Counsel, LLC
SISC2

SCGR1                Goldman Sachs VIT Capital Growth Fund                                   Goldman Sachs Asset Management
SCGR2

SUSE1                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                             Goldman Sachs Asset Management
WUSE3

SGLI1                Goldman Sachs VIT Global Income Fund(6)                                 Goldman Sachs Asset Management
WGLI3                                                                                        International

SIEQ1                Goldman Sachs VIT International Equity Fund                             Goldman Sachs Asset Management
SIEQ2                                                                                        International

SITO1                Goldman Sachs VIT Internet Tollkeeper Fund(SM)(6)                       Goldman Sachs Asset Management
SITO2

SAGP1                Janus Aspen Series Aggressive Growth Portfolio: Service Shares          Janus Capital
SAGP2

SGLT1                Janus Aspen Series Global Technology Portfolio: Service Shares          Janus Capital
SGLT2

SGRP1                Janus Aspen Series Growth Portfolio: Service Shares                     Janus Capital
SGRP2

SINT1                Janus Aspen Series International Growth Portfolio: Service Shares       Janus Capital
SINT2

SUDE1                JPMorgan U.S. Disciplined Equity Portfolio                              J.P. Morgan Investment Management Inc.
SUDE2

SREQ1                Lazard Retirement Equity Portfolio                                      Lazard Asset Management
SREQ2

SRIE1                Lazard Retirement International Equity Portfolio                        Lazard Asset Management
SRIE2

SNDS1                MFS(R) New Discovery Series - Initial Class                             MFS Investment Management(R)
SNDS2

SRSS1                MFS(R) Research Series - Initial Class                                  MFS Investment Management(R)
SRSS2

SUTS1                MFS(R) Utilities Series - Initial Class                                 MFS Investment Management(R)
WUTS3

SMCC1                Royce Micro-Cap Portfolio                                               Royce & Associates, LLC
SMCC2

SPRM1                Royce Small-Cap Portfolio                                               Royce & Associates, LLC
SPRM2

SVLU1                Third Avenue Value Portfolio                                            EQSF Advisers, Inc.
SVLU2

SISM1                Wanger International Small Cap                                          Liberty Wanger Asset Management, L.P.
SISM2

SUSC1                Wanger U.S. Smaller Companies                                           Liberty Wanger Asset Management, L.P.
SUSC2                (previously Wanger U.S. Small Cap)

SEQI1                Wells Fargo VT Equity Income Fund                                       Wells Fargo Funds Management, LLC(7)
WEQI3


(1) American Express Financial Corporation (AEFC) is the investment adviser.

(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.

(3) FMR U.K. and FMR Far East are the sub-investment advisers.

(4) FMR U.K., FMR Far East, Fidelity International Investment Advisors (FIIA) and FIIA U.K. are the sub-investment advisers.
(5) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.
(6) Effective May 1, 2002 Goldman Sachs VIT Global Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund(SM) will no longer be offered.
(7) Wells Capital Management Incorporated is the sub-adviser.



The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.35% to 1.45% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:



FUND                                                                       PERCENTAGE RANGE
---------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                       0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                      0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund                          0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                           0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                 0.560% to 0.470%
AXP(R) Variable Portfolio - Extra Income Fund                              0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                            0.610% to 0.535%
AXP(R) Variable Portfolio - Growth Fund                                    0.630% to 0.570%
AXP(R) Variable Portfolio - Managed Fund                                   0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         0.630% to 0.570%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                       0.790% to 0.650%
---------------------------------------------------------------------------------------------



IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.25% for each Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:



FUND                                                                       PERCENTAGE RANGE
---------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                       0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                      0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund                          0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                           0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                 0.040% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                              0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                            0.050% to 0.025%
AXP(R) Variable Portfolio - Growth Fund                                    0.050% to 0.030%
AXP(R) Variable Portfolio - Managed Fund                                   0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         0.050% to 0.030%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                       0.060% to 0.035%
---------------------------------------------------------------------------------------------



The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                               SHARES                       NAV
------------------------------------------------------------------------------------------------------------------------------------
SBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                    115,121                    $  8.19
WBCA3                                                                                        100,599                       8.19

SBND1                AXP(R) Variable Portfolio - Bond Fund                                   144,910                      10.47
SBND2                                                                                         38,871                      10.47

SCAR1                AXP(R) Variable Portfolio -- Capital Resource Fund                       25,073                      21.69
WCAR3                                                                                         17,423                      21.69

SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                     11,996,247                       1.00
SCMG2                                                                                      4,253,262                       1.00

SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund               39,265                      10.10
WDEI3                                                                                         23,985                      10.10

SEXI1                AXP(R) Variable Portfolio - Extra Income Fund                           336,589                       6.57
WEXI3                                                                                         85,826                       6.57

SFDI1                AXP(R) Variable Portfolio - Federal Income Fund                          45,379                      10.33
WFDI3                                                                                        170,677                      10.33

SGRO1                AXP(R) Variable Portfolio - Growth Fund                                  43,973                       6.51
SGRO2                                                                                          6,417                       6.51

                                       78

SUBACCOUNT           INVESTMENT                                                               SHARES                        NAV
------------------------------------------------------------------------------------------------------------------------------------
SMGD1                AXP(R) Variable Portfolio - Managed Fund                                 47,676                     $15.42
SMGD2                                                                                          9,551                      15.42

SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      134,165                      15.97
WNDM3                                                                                        137,957                      15.97

SSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                     41,787                      10.47
WSCA3                                                                                         28,981                      10.47

SCAP1                AIM V.I. Capital Appreciation Fund, Series I                            296,990                      21.72
WCAP3                                                                                        150,685                      21.72

SCDV1                AIM V.I. Capital Development Fund, SeriesI                              229,843                      11.94
SCDV2                                                                                         59,164                      11.94

SVAL1                AIM V.I. Premier Equity Fund, Series I                                  261,867                      23.35
WVAL3                 (previously AIM V.I. Value Fund, Series I)                             290,704                      23.35

SPGR1                Alliance VP Premier Growth Portfolio (Class B)                          209,094                      25.00
SPGR2                                                                                         62,279                      25.00

STEC1                Alliance VP Technology Portfolio (Class B)                              189,872                      17.15
STEC2                                                                                         60,176                      17.15

SUGH1                Alliance VP U.S. Government/High Grade Securities Portfolio (Class B)   108,989                      11.94
SUGH2                                                                                         76,766                      11.94

SCAS1                Baron Capital Asset Fund - Insurance Shares                              57,347                      19.30
SCAS2                                                                                          5,470                      19.30

SEGR1                Credit Suisse Trust - Emerging Growth Portfolio                          54,221                      10.75
SEGR2                                                                                            628                      10.75

SGRI1                Fidelity VIP Growth & Income Portfolio (Service Class)                  204,152                      13.12
SGRI2                                                                                         54,412                      13.12

SMDC1                Fidelity VIP Mid Cap Portfolio (Service Class)                          438,287                      19.54
SMDC2                                                                                        183,298                      19.54

SOVS1                Fidelity VIP Overseas Portfolio (Service Class)                          41,670                      13.83
SOVS2                                                                                         22,664                      13.83

SRES1                FTVIPT Franklin Real Estate Fund - Class 2                               53,293                      17.99
WRES3                                                                                         16,176                      17.99

SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                           42,277                      14.03
WMSS3                                                                                         27,090                      14.03

SISC1                FTVIPT Templeton International Smaller Companies Fund - Class 2         236,921                      10.13
SISC2                                                                                          3,602                      10.13

SCGR1                Goldman Sachs VIT Capital Growth Fund                                    84,344                      10.29
SCGR2                                                                                          4,200                      10.29

SUSE1                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                             129,504                      10.94
WUSE3                                                                                         73,791                      10.94

SGLI1                Goldman Sachs VIT Global Income Fund                                     74,908                       9.84
WGLI3                                                                                         22,922                       9.84

SIEQ1                Goldman Sachs VIT International Equity Fund                              45,413                       8.99
SIEQ2                                                                                          5,127                       8.99

SITO1                Goldman Sachs VIT Internet Tollkeeper Fund(SM)                          197,715                       4.51
SITO2                                                                                         52,294                       4.51

SAGP1                Janus Aspen Series Aggressive Growth Portfolio: Service Shares           91,997                      21.73
SAGP2                                                                                         18,163                      21.73

SGLT1                Janus Aspen Series Global Technology Portfolio: Service Shares          258,577                       4.08
SGLT2                                                                                         65,143                       4.08

SGRP1                Janus Aspen Series Growth Portfolio: Service Shares                     245,537                      19.76
SGRP2                                                                                         96,456                      19.76

SINT1                Janus Aspen Series International Growth Portfolio: Service Shares       168,621                      23.30
SINT2                                                                                         30,871                      23.30

SUDE1                JPMorgan U.S. Disciplined Equity Portfolio                               64,471                      13.06
SUDE2                                                                                         13,692                      13.06

SREQ1                Lazard Retirement Equity Portfolio                                        6,651                       9.38
SREQ2                                                                                          2,235                       9.38


                                       79

SUBACCOUNT           INVESTMENT                                                               SHARES                        NAV
------------------------------------------------------------------------------------------------------------------------------------
SRIE1                Lazard Retirement International Equity Portfolio                         15,641                    $  9.09
SRIE2                                                                                             --                       9.09

SNDS1                MFS(R) New Discovery Series - Initial Class                             491,039                      15.27
SNDS2                                                                                         71,833                      15.27

SRSS1                MFS(R) Research Series - Initial Class                                  197,306                      14.32
SRSS2                                                                                         53,148                      14.32

SUTS1                MFS(R) Utilities Series - Initial Class                                 113,628                      15.95
WUTS3                                                                                        111,978                      15.95

SMCC1                Royce Micro-Cap Portfolio                                               267,524                       9.00
SMCC2                                                                                         74,770                       9.00

SPRM1                Royce Small-Cap Portfolio                                               167,477                       6.66
SPRM2                                                                                         23,737                       6.66

SVLU1                Third Avenue Value Portfolio                                            153,692                      17.13
SVLU2                                                                                         45,986                      17.13

SISM1                Wanger International Small Cap                                           51,756                      15.40
SISM2                                                                                         14,349                      15.40

SUSC1                Wanger U.S. Smaller Companies                                            41,283                      22.25
SUSC2                 (previously Wanger U.S. Small Cap)                                       3,938                      22.25

SEQI1                Wells Fargo VT Equity Income Fund                                         8,981                      15.52
WEQI3                                                                                        133,299                      15.52




8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                                                     PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
SBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                          $  1,201,563
WBCA3                                                                                                                   446,486

SBND1                AXP(R) Variable Portfolio - Bond Fund                                                            5,207,552
SBND2                                                                                                                   429,014

SCAR1                AXP(R) Variable Portfolio - Capital Resource Fund                                                  103,045
WCAR3                                                                                                                   128,175

SCMG1                AXP(R) Variable Portfolio - Cash Management Fund                                                40,721,352
SCMG2                                                                                                                 7,356,152

SDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund                                       2,603,683
WDEI3                                                                                                                   345,132

SEXI1                AXP(R) Variable Portfolio - Extra Income Fund                                                    2,137,354
WEXI3                                                                                                                   584,276

SFDI1                AXP(R) Variable Portfolio - Federal Income Fund                                                    690,235
WFDI3                                                                                                                 2,085,338

SGRO1                AXP(R) Variable Portfolio - Growth Fund                                                            122,550
SGRO2                                                                                                                     3,263

SMGD1                AXP(R) Variable Portfolio - Managed Fund                                                           488,137
SMGD2                                                                                                                   158,490

SNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                 759,545
WNDM3                                                                                                                   903,113

SSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                               715,293
WSCA3                                                                                                                   206,132

SCAP1                AIM V.I. Capital Appreciation Fund, Series I                                                     3,989,247
WCAP3                                                                                                                 2,204,034

SCDV1                AIM V.I. Capital Development Fund, Series I                                                        553,813
SCDV2                                                                                                                   503,149

SVAL1                AIM V.I. Premier Equity Fund, Series I                                                           3,256,236
WVAL3                 (previously AIM V.I. Value Fund, Series I)                                                      3,342,189

SPGR1                Alliance VP Premier Growth Portfolio (Class B)                                                   4,528,590
SPGR2                                                                                                                 1,588,177

                                       80

SUBACCOUNT           INVESTMENT                                                                                     PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
STEC1                Alliance VP Technology Portfolio (Class B)                                                    $  8,012,817
STEC2                                                                                                                   653,093

SUGH                 Alliance VP U.S. Government/High Grade Securities Portfolio (Class B)                            1,290,151
SUGH2                                                                                                                   709,237

SCAS1                Baron Capital Asset Fund - Insurance Shares                                                      2,356,078
SCAS2                                                                                                                 1,001,295

SEGR1                Credit Suisse Trust - Emerging Growth Portfolio                                                    772,780
SEGR2                                                                                                                    35,483

SGRI1                Fidelity VIP Growth & Income Portfolio (Service Class)                                           2,318,165
SGRI2                                                                                                                   653,873

SMDC1                Fidelity VIP Mid Cap Portfolio (Service Class)                                                   5,275,103
SMDC2                                                                                                                 1,561,832

SOVS1                Fidelity VIP Overseas Portfolio (Service Class)                                                    984,351
SOVS2                                                                                                                   151,007

SRES1                FTVIPT Franklin Real Estate Fund - Class 2                                                       2,872,637
WRES3                                                                                                                   453,779

SMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                                   2,696,683
WMSS3                                                                                                                   970,910

SISC1                FTVIPT Templeton International Smaller Companies Fund - Class 2                                  1,114,935
SISC2                                                                                                                    18,151

SCGR1                Goldman Sachs VIT Capital Growth Fund                                                              604,141
SCGR2                                                                                                                    27,076

SUSE1                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                        665,548
WUSE3                                                                                                                 1,073,632

SGLI1                Goldman Sachs VIT Global Income Fund                                                               540,548
WGLI3                                                                                                                   205,041

SIEQ1                Goldman Sachs VIT International Equity Fund                                                        481,516
SIEQ2                                                                                                                     2,440

SITO1                Goldman Sachs VIT Internet Tollkeeper Fund(SM)                                                     614,650
SITO2                                                                                                                   206,894

SAGP1                Janus Aspen Series Aggressive Growth Portfolio: Service Shares                                   2,337,118
SAGP2                                                                                                                   274,942

SGLT1                Janus Aspen Series Global Technology Portfolio: Service Shares                                   1,343,283
SGLT2                                                                                                                    22,258

SGRP1                Janus Aspen Series Growth Portfolio: Service Shares                                              1,466,983
SGRP2                                                                                                                   826,325

SINT1                Janus Aspen Series International Growth Portfolio: Service Shares                                3,825,158
SINT2                                                                                                                 2,818,923

SUDE1                JPMorgan U.S. Disciplined Equity Portfolio                                                         454,339
SUDE2                                                                                                                    58,380

SREQ1                Lazard Retirement Equity Portfolio                                                                  57,498
SREQ2                                                                                                                    73,440

SRIE1                Lazard Retirement International Equity Portfolio                                                   723,032
SRIE2                                                                                                                        --

SNDS1                MFS(R) New Discovery Series - Initial Class                                                       5,428,171
SNDS2                                                                                                                    189,210

SRSS1                MFS(R) Research Series - Initial Class                                                           2,448,425
SRSS2                                                                                                                   324,116

SUTS1                MFS(R) Utilities Series - Initial Class                                                          2,412,762
WUTS3                                                                                                                 1,457,719

SMCC1                Royce Micro-Cap Portfolio                                                                        3,327,328
SMCC2                                                                                                                   489,577

SPRM1                Royce Small-Cap Portfolio                                                                        3,172,683
SPRM2                                                                                                                 1,525,661

SVLU1                Third Avenue Value Portfolio                                                                     6,905,743
SVLU2                                                                                                                 1,431,383

                                       81

SUBACCOUNT           INVESTMENT                                                                                      PURCHASES
------------------------------------------------------------------------------------------------------------------------------------
SISM1                Wanger International Small Cap                                                                $  1,013,263
SISM2                                                                                                                   121,089

SUSC1                Wanger U.S. Smaller Companies                                                                    2,294,307
SUSC2                 (previously Wanger U.S. Small Cap)                                                                167,501

SEQI1                Wells Fargo VT Equity Income Fund                                                                  219,347
WEQI3                                                                                                                 1,989,080




9. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.



                                    SBCA1     WBCA3     SBND1    SBND2    SCAR1     WCAR3     SCMG1    SCMG2    SDEI1    WDEI3
                                ----------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $  0.93   $  0.91   $  1.03   $  1.03   $  0.85   $  0.83   $  1.03  $  1.03   $  1.07   $  1.08
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $  0.77   $  0.75   $  1.09   $  1.09   $  0.68   $  0.67   $  1.05  $  1.05   $  1.08   $  1.09
Units (000s)                        1,229     1,097     1,363       317       795       565    11,399    3,980       367       223
Net assets (000s)                 $   942   $   823   $ 1,491   $   347   $   543   $   377   $11,962  $ 4,243   $   396   $   242
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)           0.73%     0.74%     6.53%     6.38%     0.30%     0.30%     3.58%    3.53%     1.40%     1.34%
Expense ratio(2)                     1.60%     1.50%     1.60%     1.50%     1.60%     1.50%     1.60%    1.50%     1.60%     1.50%
Total return(3)                    (17.20%)  (17.58%)    5.83%     5.83%   (20.00%)  (19.28%)    1.94%    1.94%     0.93%     0.93%
------------------------------------------------------------------------------------------------------------------------------------

                                   SEXI1     WEXI3     SFDI1     WFDI3     SGRO1     SGRO2     SMGD1    SMGD2     SNDM1     WNDM3
                                ----------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $  0.88   $  0.87   $  1.06   $  1.05   $  0.77   $  0.74   $  0.98  $  0.94   $  0.90   $  0.86
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $  0.91   $  0.90   $  1.11   $  1.10   $  0.52   $  0.50   $  0.86  $  0.83   $  0.74   $  0.71
Units (000s)                        2,458       633       424     1,609       546        83       851      178     2,896     3,128
Net assets (000s)                 $ 2,228   $   569   $   470   $ 1,770   $   286   $    42   $   734  $   147   $ 2,139   $ 2,210
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)          11.10%    10.91%     4.48%     4.47%       --        --      2.52%    2.77%     0.24%     0.24%
Expense ratio(2)                     1.60%     1.50%     1.60%     1.50%     1.60%     1.50%     1.60%    1.50%     1.60%     1.50%
Total return(3)                      3.41%     3.45%     4.72%     4.76%   (32.47%)  (32.43%)  (12.24%) (11.70%)  (17.78%)  (17.44%)
------------------------------------------------------------------------------------------------------------------------------------

                                   SSCA1     WSCA3     SCAP1     WCAP3     SCDV1     SCDV2     SVAL1    WVAL3     SPGR1     SPGR2
                                ----------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $  1.00   $  0.90   $  0.83   $  0.75   $  0.97   $  0.97   $  0.83  $  0.81   $  0.86   $  0.80
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $  0.92   $  0.83   $  0.63   $  0.57   $  0.88   $  0.88   $  0.71  $  0.70   $  0.70   $  0.65
Units (000s)                          474       367    10,247     5,772     3,126       804     8,588    9,749     7,466     2,397
Net assets (000s)                 $   437   $   303   $ 6,451   $ 3,273   $ 2,744   $   706   $ 6,115  $ 6,788   $ 5,227   $ 1,557
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)             --        --        --        --        --        --      0.11%    0.14%       --        --
Expense ratio(2)                     1.60%     1.50%     1.60%     1.50%     1.60%     1.50%     1.60%    1.50%     1.60%     1.50%
Total return(3)                     (8.00%)   (7.78%)  (24.10%)  (24.00%)   (9.28%)   (9.28%)  (14.46%) (13.58%)  (18.60%)  (18.75%)
------------------------------------------------------------------------------------------------------------------------------------

                                   STEC1     STEC2     SUGH1     SUGH2     SCAS1     SCAS2     SEGR1    SEGR2     SGRI1     SGRI2
                                ----------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $  0.70   $  0.65   $  1.09   $  1.01   $  0.96   $  0.95   $  0.83  $  0.93   $  1.01   $  0.99
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $  0.51   $  0.48   $  1.16   $  1.07   $  1.06   $  1.06   $  0.69  $  0.77   $  0.91   $  0.89
Units (000s)                        6,380     2,165     1,123       854     1,044       100       852        9     2,950       805
Net assets (000s)                 $ 3,256   $ 1,032   $ 1,301   $   917   $ 1,107   $   106   $   585  $     7   $ 2,678   $   714
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)             --        --      3.85%     3.71%       --        --        --       --      1.33%     1.10%
Expense ratio(2)                     1.60%     1.50%     1.60%     1.50%     1.60%     1.50%     1.60%    1.50%     1.60%     1.50%
Total return(3)                    (27.14%)  (26.15%)    6.42%     5.94%    10.42%    11.58%   (16.87%) (17.20%)   (9.90%)  (10.10%)
------------------------------------------------------------------------------------------------------------------------------------

                                       82

                                   SMDC1     SMDC2      SOVS1    SOVS2     SRES1     WRES3     SMSS1     WMSS3     SISC1     SISC2
                                ----------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  1.14   $  1.14   $  0.80   $  0.85   $  1.32   $  1.18   $  1.19   $  1.11   $  0.96   $  0.96
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  1.09   $  1.09   $  0.62   $  0.66   $  1.40   $  1.26   $  1.25   $  1.17   $  0.92   $  0.92
Units (000s)                       7,878     3,297       933       476       685       232       473       324       406        40
Net assets (000s)                $ 8,564   $ 3,582   $   576   $   313   $   959   $   291   $   593   $   380   $   374   $    36
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)            --        --      5.84%     5.23%     4.95%     3.95%     3.19%     4.13%     2.23%     3.03%
Expense ratio(2)                    1.60%     1.50%     1.60%     1.50%     1.60%     1.50%     1.60%     1.50%     1.60%     1.50%
Total return(3)                    (4.39%)   (4.39%)  (22.50%)  (22.35%)    6.06%     6.78%     5.04%     5.41%    (4.17%)   (4.17%)
------------------------------------------------------------------------------------------------------------------------------------

                                   SCGR1     SCGR2      SUSE1    WUSE3     SGLI1     WGLI3     SIEQ1     SIEQ2     SITO1     SITO2
                                ----------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  0.95   $  0.91   $  0.94   $  0.92   $  1.07   $  1.07   $  0.85   $  0.88   $  0.67   $  0.67
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.80   $  0.77   $  0.81   $  0.79   $  1.11   $  1.10   $  0.65   $  0.67   $  0.44   $  0.44
Units (000s)                       1,090        56     1,747     1,017       667       205       630        68     2,031       536
Net assets (000s)                $   868   $    43   $ 1,417   $   807   $   737   $   226   $   408   $    46   $   892   $   236
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)          0.15%     0.11%     0.40%     0.45%     4.66%     7.26%     1.34%     1.30%       --        --
Expense ratio(2)                    1.60%     1.50%     1.60%     1.50%     1.60%     1.50%     1.60%     1.50%     1.60%     1.50%
Total return(3)                   (15.79%)  (15.38%)  (13.83%)  (14.13%)    3.74%     2.80%   (23.53%)  (23.86%)  (34.33%)  (34.33%)
------------------------------------------------------------------------------------------------------------------------------------

                                   SAGP1     SAGP2      SGLT1    SGLT2     SGRP1     SGRP2     SINT1     SINT2     SUDE1     SUDE2
                                ----------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  0.58   $  0.70   $  0.68   $  0.68   $  0.81   $  0.82   $  0.73   $  0.80   $  0.93   $  0.89
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.35   $  0.42   $  0.42   $  0.42   $  0.60   $  0.60   $  0.55   $  0.60   $  0.81   $  0.78
Units (000s)                       5,754       951     2,516       633     8,149     3,152     7,177     1,195     1,041       230
Net assets (000s)                $ 1,999   $   396   $ 1,055   $   266   $ 4,852   $ 1,906   $ 3,929   $   719   $   842   $   179
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)            --        --      0.57%     0.63%       --        --      0.68%     0.72%     0.59%     0.48%
Expense ratio(2)                    1.60%     1.50%     1.60%     1.50%     1.60%     1.50%     1.60%     1.50%     1.60%     1.50%
Total return(3)                   (39.66%)  (40.00%)  (38.24%)  (38.24%)  (25.93%)  (26.83%)  (24.66%)  (25.00%)  (12.90%)  (12.36%)
------------------------------------------------------------------------------------------------------------------------------------

                                   SREQ1     SREQ2      SRIE1    SRIE2     SNDS1     SNDS2     SRSS1     SRSS2     SUTS1     WUTS3
                                ----------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          $  1.08   $  1.00   $  0.95   $  0.95   $  0.88   $  0.95   $  0.95   $  0.90   $  0.98   $  0.85
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.98   $  0.91   $  0.71   $  0.71   $  0.82   $  0.89   $  0.73   $  0.70   $  0.73   $  0.63
Units (000s)                          63        23       201        --     9,128     1,229     3,850     1,090     2,469     2,824
Net assets (000s)                $    62   $    21   $   142        --   $ 7,498   $ 1,097   $ 2,825   $   761   $ 1,812   $ 1,786
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)          0.50%     0.53%       --        --        --        --      0.01%     0.01%     3.60%     3.19%
Expense ratio(2)                    1.60%     1.50%     1.60%     1.50%     1.60%     1.50%     1.60%     1.50%     1.60%     1.50%
Total return(3)                    (9.26%)   (9.00%)  (25.26%)  (25.26%)   (6.82%)   (6.32%)  (23.16%)  (22.22%)  (25.51%)  (25.88%)
------------------------------------------------------------------------------------------------------------------------------------

                                       83

                                    SMCC1     SMCC2     SPRM1    SPRM2    SVLU1    SVLU2    SISM1     SISM2     SUSC1    SUSC2
                                -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value           $  1.18   $  1.13   $  1.33  $  1.15  $  1.39  $  1.29  $  0.54   $  0.71   $  0.80   $  1.04
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value           $  1.51   $  1.44   $  1.58  $  1.38  $  1.56  $  1.44  $  0.42   $  0.55   $  0.88   $  1.14
Units (000s)                        1,596       467       705      115    1,689      548    1,918       402     1,045        77
Net assets (000s)                 $ 2,408   $   673   $ 1,115  $   158  $ 2,633  $   788  $   797   $   221   $   919   $    88
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)             --        --        --       --     0.16%    0.15%      --        --      0.04%     0.04%
Expense ratio(2)                     1.60%     1.50%     1.60%    1.50%    1.60%    1.50%    1.60%     1.50%     1.60%     1.50%
Total return(3)                     27.97%    27.43%    18.80%   20.00%   12.23%   11.63%  (22.22%)  (22.54%)   10.00%     9.62%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                             SEQI1     WEQI3
                                                                                                         ----------- ---------
AT DEC. 31, 2000
Accumulation unit value                                                                                    $  1.13   $  1.13
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                                                    $  1.05   $  1.05
Units (000s)                                                                                                   132     1,972
Net assets (000s)                                                                                          $   139   $ 2,069
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                                                                                    1.05%     1.10%
Expense ratio(2)                                                                                              1.60%     1.50%
Total return(3)                                                                                              (7.08)%   (7.08)%
------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

                                                              240192-20 G (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                   WELLS FARGO ADVANTAGE(SM) VARIABLE ANNUITY

                  American Enterprise Variable Annuity Account


                                   May 1, 2002


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

WELLS FARGO ADVANTAGE(SM) VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

Table of Contents


   Performance Information                                 p.  3
   Calculating Annuity Payouts                             p. 22
   Rating Agencies                                         p. 23
   Principal Underwriter                                   p. 23
   Independent Auditors                                    p. 23
   Financial Statements

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                        P(1 + T)TO THE POWER OF n = ERV

where:   P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
       ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE, ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                                PERFORMANCE OF                    PERFORMANCE
                                                                THE SUBACCOUNT                    OF THE FUND
                                                                        SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                    1 YEAR  COMMENCEMENT     1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

WBCA2         Blue Chip Advantage Fund (3/00; 9/99)(b)       (23.56%)    (18.24%)      (23.56%)      --%        --%        (10.93%)

WCAR2         Capital Resource Fund (3/00; 10/81)            (25.03)     (23.33)       (25.03)     2.71       4.74           9.85

WDEI2         Diversified Equity Income Fund (3/00; 9/99)     (6.71)       0.14         (6.71)       --         --          (1.72)

WEXI2         Extra Income Fund (3/00; 5/96)                  (4.16)      (8.29)        (4.16)    (0.59)        --           0.54

WFDI2         Federal Income Fund (3/00; 9/99)                (2.90)       1.75         (2.90)       --         --           2.12

WNDM2         NEW DIMENSIONS FUND(R)(3/00; 5/96)             (23.76)     (20.95)       (23.76)     7.32         --           8.56

WSVA2         Partners Small Cap Value Fund (5/02; 8/01)(c)      --          --            --        --         --          (1.09)

WSCA2         Small Cap Advantage Fund (3/00; 9/99)          (14.56)     (13.94)       (14.56)       --         --          (0.07)

            AIM V.I.

WCAP2         Capital Appreciation Fund,
              Series I (3/00; 5/93)                          (29.71)     (29.95)       (29.71)     3.48         --           9.50

WVAL2         Premier Equity Fund, Series I (3/00; 5/93)     (20.05)     (21.60)       (20.05)     7.17         --          11.12
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG2         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93) (29.07)     (22.17)       (29.07)     5.75         --          13.37

            FIDELITY VIP

WDYC2         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                  --      (19.77)(e)    (34.38)       --         --         (37.57)

WHIP2         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                    --      (16.37)(e)    (19.44)    (6.17)      3.12           4.79

WMDC2         Mid Cap Portfolio (Service Class 2)
              (5/01; 12/98)(d)                                   --       (6.01)(e)    (11.83)       --         --          22.14

            FTVIPT

WISE2         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                         (7.96)       3.29         (7.96)     4.56       7.12           7.73

WRES2         Franklin Real Estate Fund -
              Class 2 (3/00; 1/89)(f)                         (1.53)      16.59         (1.53)     3.50       9.27           8.05

WSMC2         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(f)                       (22.44)     (31.52)       (22.44)     9.08         --          12.12

WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(c),(f)                        --          --          3.79        --         --           0.19

WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(f)                        (2.29)       7.81         (2.29)     7.70         --           8.42

            GOLDMAN SACHS VIT

WUSE2         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)      (19.45)     (15.69)       (19.45)       --         --           0.32

WGLI2         Global Income Fund (3/00; 1/98)                 (4.30)       0.85         (4.30)       --         --           2.25

WITO2         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)   (39.12)     (41.85)       (39.12)       --         --         (41.68)

WMCV2         Mid Cap Value Fund (3/00; 5/98)                  2.25       23.31          2.25        --         --           3.33

            MFS(R)

WGIS2         Investors Trust Series - Initial
              Class (3/00; 10/95)                            (23.08)     (12.24)       (23.08)     4.77         --           8.54

WUTS2         Utilities Series - Initial Class (3/00; 1/95)  (30.55)     (21.60)       (30.55)     7.98         --          12.40

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS2         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                    --          --        (19.67)    12.77      11.64          10.52

WSTB2         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                     --          --         (2.15)     2.36         --           3.77

                                        4

                                                                PERFORMANCE OF                    PERFORMANCE
                                                                THE SUBACCOUNT                    OF THE FUND
                                                                        SINCE                                           SINCE
SUBACCOUNT  INVESTING IN:                                    1 YEAR  COMMENCEMENT     1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST

WHSC2         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                --%         --%       (26.52%)      --%        --%          1.35%

WIGR2         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(i)                (27.30)     (24.52)       (27.30)       --         --           7.05

WVIS2         Putnam VT Vista Fund - Class IB Shares
              (3/00; 1/97)(i)                                (38.96)     (35.65)       (38.96)       --         --           4.87

            WELLS FARGO VT

WAAL2         Asset Allocation Fund (3/00; 4/94)(j)          (14.94)      (9.24)       (14.94)     6.77         --           8.97

WCBD2         Corporate Bond Fund (3/00; 9/99)                (2.02)       2.68         (2.02)       --         --           3.08

WEQI2         Equity Income Fund (3/00; 5/96)(k)             (13.55)      (1.74)       (13.55)     6.91         --           7.90

WEQV2         Equity Value Fund (3/00; 5/98)(l)              (14.43)      (4.07)       (14.43)       --         --          (4.97)

WGRO2         Growth Fund (3/00; 4/94)(m)                    (26.03)     (21.75)       (26.03)     2.43         --           7.88

WIEQ2         International Equity Fund (7/00; 7/00)         (23.21)     (22.79)       (23.21)       --         --         (22.79)

WLCG2         Large Company Growth Fund (3/00; 9/99)         (27.54)     (19.02)       (27.54)       --         --          (6.61)

WMMK2         Money Market Fund (3/00; 5/94)(n)               (5.35)      (1.36)        (5.35)     2.27         --           2.67

WSCG2         Small Cap Growth Fund (3/00; 5/95)(o)          (30.70)     (41.21)       (30.70)    (4.18)        --           2.98



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.30% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.20% annual Enhanced Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the five-year withdrawal charge schedule. Premium taxes are not reflected in the above total return.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE, ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                               PERFORMANCE OF                      PERFORMANCE
                                                               THE SUBACCOUNT                      OF THE FUND
                                                                       SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                    1 YEAR  COMMENCEMENT      1 YEAR    5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

WBCA2         Blue Chip Advantage Fund (3/00; 9/99)(b)       (18.20%)    (15.03%)      (18.20%)      --%        --%         (8.82%)

WCAR2         Capital Resource Fund (3/00; 10/81)            (19.79)     (20.32)       (19.79)     3.06       4.74           9.85

WDEI2         Diversified Equity Income Fund (3/00; 9/99)      0.13        4.10          0.13        --         --           0.60

WEXI2         Extra Income Fund (3/00; 5/96)                   2.90       (4.68)         2.90     (0.24)        --           0.54

WFDI2         Federal Income Fund (3/00; 9/99)                 4.27        5.78          4.27        --         --           4.50

WNDM2         NEW DIMENSIONS FUND(R)(3/00; 5/96)             (18.41)     (17.83)       (18.41)     7.62         --           8.56

WSVA2         Partners Small Cap Value Fund (5/02; 8/01)(c)      --          --            --        --         --           6.21

WSCA2         Small Cap Advantage Fund (3/00; 9/99)           (8.40)     (10.49)        (8.40)       --         --           2.31

            AIM V.I.

WCAP2         Capital Appreciation Fund,
              Series I (3/00; 5/93)                          (24.88)     (27.19)       (24.88)     3.82         --           9.50

WVAL2         Premier Equity Fund, Series I (3/00; 5/93)     (14.38)     (18.51)       (14.38)     7.47         --          11.12
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG2         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93) (24.18)     (19.14)       (24.18)     6.07         --          13.37

            FIDELITY VIP

WDYC2         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                  --      (14.08)(e)    (29.95)       --         --         (33.85)

WHIP2         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                    --      (10.39)(e)    (13.71)    (5.85)      3.12           4.79

WMDC2         Mid Cap Portfolio (Service Class 2)
              (5/01; 12/98)(d)                                   --        0.87(e)      (5.44)       --         --          23.02

            FTVIPT

WISE2         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                         (1.23)       7.36         (1.23)     4.89       7.12           7.73

WRES2         Franklin Real Estate Fund -
              Class 2 (3/00; 1/89)(f)                          5.76       20.38          5.76      3.85       9.27           8.05

WSMC2         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(f)                       (16.98)     (28.77)       (16.98)     9.37         --          12.12

WVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(c),(f)                        --          --         11.54        --         --           1.14

WMSS2         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(f)                         4.93       11.85          4.93      8.00         --           8.42

            GOLDMAN SACHS VIT

WUSE2         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)      (13.72)     (12.36)       (13.72)       --         --           1.22

WGLI2         Global Income Fund (3/00; 1/98)                  2.74        4.83          2.74        --         --           3.16

WITO2         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)   (35.11)     (39.46)       (35.11)       --         --         (39.31)

WMCV2         Mid Cap Value Fund (3/00; 5/98)                  9.86       26.93          9.86        --         --           4.32

            MFS(R)

WGIS2         Investors Trust Series - Initial
              Class (3/00; 10/95)                            (17.67)      (8.80)       (17.67)     5.10         --           8.54

WUTS2         Utilities Series - Initial Class (3/00; 1/95)  (25.79)     (18.65)       (25.79)     8.27         --          12.40

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS2         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                    --          --        (13.96)    13.01      11.64          10.52

WSTB2         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                     --          --          5.08      2.72         --           3.77

                                        6

                                                               PERFORMANCE OF                      PERFORMANCE
                                                               THE SUBACCOUNT                      OF THE FUND
                                                                       SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                    1 YEAR  COMMENCEMENT      1 YEAR    5 YEARS   10 YEARS  COMMENCEMENT
            PUTNAM VARIABLE TRUST

WHSC2         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                --%         --%       (21.41%)      --%        --%          2.32%

WIGR2         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(i)                (22.25)     (21.58)       (22.25)       --         --           7.35

WVIS2         Putnam VT Vista Fund - Class IB Shares
              (3/00; 1/97)(i)                                (34.93)     (33.12)       (34.93)       --         --           5.20

            WELLS FARGO VT

WAAL2         Asset Allocation Fund (3/00; 4/94)(j)           (8.82)      (5.65)        (8.82)     7.08         --           8.97

WCBD2         Corporate Bond Fund (3/00; 9/99)                 5.22        6.75          5.22        --         --           5.49

WEQI2         Equity Income Fund (3/00; 5/96)(k)              (7.31)       2.15         (7.31)     7.21         --           7.90

WEQV2         Equity Value Fund (3/00; 5/98)(l)               (8.26)      (0.30)        (8.26)       --         --          (4.07)

WGRO2         Growth Fund (3/00; 4/94)(m)                    (20.87)     (18.68)       (20.87)     2.77         --           7.88

WIEQ2         International Equity Fund (7/00; 7/00)         (17.81)     (19.07)       (17.81)       --         --         (19.07)

WLCG2         Large Company Growth Fund (3/00; 9/99)         (22.51)     (15.81)       (22.51)       --         --          (4.37)

WMMK2         Money Market Fund (3/00; 5/94)(n)                1.60        2.54          1.60      2.63         --           2.67

WSCG2         Small Cap Growth Fund (3/00; 5/95)(o)          (25.96)     (38.83)       (25.96)    (3.86)        --           2.98



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.30% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.20% annual Enhanced Death Benefit Rider fee and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                               PERFORMANCE OF                       PERFORMANCE
                                                               THE SUBACCOUNT                       OF THE FUND
                                                                       SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                   1 YEAR  COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

WBCA4         Blue Chip Advantage Fund (3/00; 9/99)(b)       (23.11%)    (17.69%)      (23.11%)      --%        --%        (10.37%)

WCAR4         Capital Resource Fund (3/00; 10/81)            (24.58)     (22.77)       (24.58)     3.32       5.27          10.42

WDEI4         Diversified Equity Income Fund (3/00; 9/99)     (6.22)       0.66         (6.22)       --         --          (1.18)

WEXI4         Extra Income Fund (3/00; 5/96)                  (3.65)      (7.76)        (3.65)     0.00         --           1.13

WFDI4         Federal Income Fund (3/00; 9/99)                (2.39)       2.28         (2.39)       --         --           2.66

WNDM4         NEW DIMENSIONS FUND(R)(3/00; 5/96)             (23.31)     (20.39)       (23.31)     7.94         --           9.14

WSVA4         Partners Small Cap Value Fund
              (5/02; 8/01)(c)                                    --          --            --        --         --          (0.90)

WSCA4         Small Cap Advantage Fund (3/00; 9/99)          (14.08)     (13.39)       (14.08)       --         --           0.47

            AIM V.I.

WCAP4         Capital Appreciation Fund,
              Series I (3/00; 5/93)                          (29.27)     (29.37)       (29.27)     4.11         --          10.10

WVAL4         Premier Equity Fund, Series I (3/00; 5/93)     (19.59)     (21.04)       (19.59)     7.77         --          11.73
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG4         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93) (28.63)     (21.61)       (28.63)     6.40         --          13.95

            FIDELITY VIP

WDYC4         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                  --      (19.47)(e)    (33.95)       --         --         (37.08)

WHIP4         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                    --      (16.07)(e)    (18.98)    (5.49)      3.64           5.33

WMDC4         Mid Cap Portfolio (Service Class 2)
              (5/01; 12/98)(d)                                   --       (5.70)(e)    (11.35)       --         --          22.72

            FTVIPT

WISE4         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                         (7.47)       3.83         (7.47)     5.10       7.65           8.29

WRES4         Franklin Real Estate Fund -
              Class 2 (3/00; 1/89)(f)                         (1.01)      17.21         (1.01)     4.05       9.82           8.60

WSMC4         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(f)                       (21.99)     (30.93)       (21.99)     9.71         --          12.69

WVAS4         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(c),(f)                        --          --          4.34        --         --           0.75

WMSS4         Mutual Shares Securities Fund -
              Class 2 (3/00;11/96)(f)                         (1.78)       8.39         (1.78)     8.25         --           8.96

            GOLDMAN SACHS VIT

WUSE4         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)      (18.99)     (15.14)       (18.99)       --         --           0.88

WGLI4         Global Income Fund (3/00; 1/98)                 (3.80)       1.37         (3.80)       --         --           2.80

WITO4         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)   (38.70)     (41.27)       (38.70)       --         --         (41.07)

WMCV4         Mid Cap Value Fund (3/00; 5/98)                  2.78       23.96          2.78        --         --           3.87

            MFS(R)

WGIS4         Investors Trust Series - Initial
              Class (3/00; 10/95)                            (22.63)     (11.70)       (22.63)     5.38         --           9.09

WUTS4         Utilities Series - Initial Class (3/00; 1/95)  (30.11)     (21.04)       (30.11)     8.65         --          13.09

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS4         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                    --          --        (19.21)    13.40      12.20          11.08

WSTB4         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                     --          --         (1.64)     2.92         --           4.32

                                        8

                                                               PERFORMANCE OF                       PERFORMANCE
                                                               THE SUBACCOUNT                       OF THE FUND
                                                                       SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                   1 YEAR  COMMENCEMENT      1 YEAR      5 YEARS   10 YEARS  COMMENCEMENT
            PUTNAM VARIABLE TRUST

WHSC4         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                --%         --%       (26.08%)      --%        --%          1.90%

WIGR4         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(i)                (26.85)     (23.95)       (26.85)       --         --           7.68

WVIS4         Putnam VT Vista Fund - Class IB Shares
              (3/00; 1/97)(i)                                (38.54)     (35.05)       (38.54)       --         --           5.59

            WELLS FARGO VT

WAAL4         Asset Allocation Fund (3/00; 4/94)(j)          (14.47)      (8.70)       (14.47)     7.35         --           9.53

WCBD4         Corporate Bond Fund (3/00; 9/99)                (1.51)       3.20         (1.51)       --         --           3.60

WEQI4         Equity Income Fund (3/00; 5/96)(k)             (13.07)      (1.21)       (13.07)     7.48         --           8.47

WEQV4         Equity Value Fund (3/00; 5/98)(l)              (13.96)      (3.54)       (13.96)       --         --          (4.37)

WGRO4         Growth Fund (3/00; 4/94)(m)                    (25.58)     (21.19)       (25.58)     3.03         --           8.47

WIEQ4         International Equity Fund (7/00; 7/00)         (22.75)     (22.27)       (22.75)       --         --         (22.27)

WLCG4         Large Company Growth Fund (3/00; 9/99)         (27.09)     (18.47)       (27.09)       --         --          (6.06)

WMMK4         Money Market Fund (3/00; 5/94)(n)               (4.86)      (0.85)        (4.86)     2.82         --           3.24

WSCG4         Small Cap Growth Fund (3/00; 5/95)(o)          (30.27)     (40.58)       (30.27)    (3.53)        --           3.54



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.30% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges associated with the five-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                               PERFORMANCE OF                    PERFORMANCE
                                                               THE SUBACCOUNT                    OF THE FUND
                                                                      SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                   1 YEAR  COMMENCEMENT       1 YEAR    5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

WBCA4         Blue Chip Advantage Fund (3/00; 9/99)(b)       (17.73%)   (14.48%)       (17.73%)      --%        --%         (8.27%)

WCAR4         Capital Resource Fund (3/00; 10/81)            (19.33)     (19.77)       (19.33)     3.66       5.27          10.42

WDEI4         Diversified Equity Income Fund (3/00; 9/99)      0.63        4.63          0.63        --         --           1.13

WEXI4         Extra Income Fund (3/00; 5/96)                   3.43       (4.15)         3.43      0.35         --           1.13

WFDI4         Federal Income Fund (3/00; 9/99)                 4.80        6.31          4.80        --         --           5.02

WNDM4         NEW DIMENSIONS FUND(R)(3/00; 5/96)             (17.94)     (17.28)       (17.94)     8.23         --           9.14

WSVA4         Partners Small Cap Value Fund (5/02; 8/01)(c)      --          --            --        --         --           6.42

WSCA4         Small Cap Advantage Fund (3/00; 9/99)           (7.92)      (9.95)        (7.92)       --         --           2.84

            AIM V.I.

WCAP4         Capital Appreciation Fund,
              Series I (3/00; 5/93)                          (24.43)     (26.62)       (24.43)     4.45         --          10.10

WVAL4         Premier Equity Fund, Series I (3/00; 5/93)     (13.91)     (17.96)       (13.91)     8.06         --          11.73
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG4         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93) (23.73)     (18.59)       (23.73)     6.71         --          13.95

            FIDELITY VIP

WDYC4         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                  --      (13.77)(e)    (29.51)       --         --         (33.36)

WHIP4         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                    --      (10.07)(e)    (13.24)    (5.18)      3.64           5.33

WMDC4         Mid Cap Portfolio (Service
              Class 2) (5/01; 12/98)(d)                          --        1.20(e)      (4.94)       --         --          23.59

            FTVIPT

WISE4         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                         (0.73)       7.90         (0.73)     5.43       7.65           8.29

WRES4         Franklin Real Estate Fund -
              Class 2 (3/00; 1/89)(f)                          6.29       20.99          6.29      4.38       9.82           8.60

WSMC4         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(f)                       (16.51)     (28.19)       (16.51)     9.98         --          12.69

WVAS4         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(c),(f)                        --          --         12.10        --         --           1.69

WMSS4         Mutual Shares Securities Fund -
              Class 2 (3/00;11/96)(f)                          5.46       12.42          5.46      8.54         --           8.96

            GOLDMAN SACHS VIT

WUSE4         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)      (13.25)     (11.81)       (13.25)       --         --           1.77

WGLI4         Global Income Fund (3/00; 1/98)                  3.26        5.35          3.26        --         --           3.70

WITO4         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)   (34.67)     (38.88)       (34.67)       --         --         (38.70)

WMCV4         Mid Cap Value Fund (3/00; 5/98)                 10.41       27.57         10.41        --         --           4.85

            MFS(R)

WGIS4         Investors Trust Series - Initial
              Class (3/00; 10/95)                            (17.20)      (8.27)       (17.20)     5.70         --           9.09

WUTS4         Utilities Series - Initial Class (3/00; 1/95)  (25.34)     (18.09)       (25.34)     8.93         --          13.09

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS4         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                    --          --        (13.49)    13.64      12.20          11.08

WSTB4         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                     --          --          5.61      3.28         --           4.32

                                       10

                                                               PERFORMANCE OF                    PERFORMANCE
                                                               THE SUBACCOUNT                    OF THE FUND
                                                                      SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                   1 YEAR  COMMENCEMENT       1 YEAR    5 YEARS   10 YEARS  COMMENCEMENT
            PUTNAM VARIABLE TRUST

WHSC4         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                --%         --%       (20.95%)      --%        --%          2.86%

WIGR4         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(i)                (21.80)     (21.02)       (21.80)       --         --           7.97

WVIS4         Putnam VT Vista Fund - Class IB Shares
              (3/00; 1/97)(i)                                (34.50)     (32.52)       (34.50)       --         --           5.91

            WELLS FARGO VT

WAAL4         Asset Allocation Fund (3/00; 4/94)(j)           (8.34)      (5.11)        (8.34)     7.65         --           9.53

WCBD4         Corporate Bond Fund (3/00; 9/99)                 5.75        7.27          5.75        --         --           6.01

WEQI4         Equity Income Fund (3/00; 5/96)(k)              (6.82)       2.68         (6.82)     7.78         --           8.47

WEQV4         Equity Value Fund (3/00; 5/98)(l)               (7.78)       0.23         (7.78)       --         --          (3.48)

WGRO4         Growth Fund (3/00; 4/94)(m)                    (20.41)     (18.13)       (20.41)     3.37         --           8.47

WIEQ4         International Equity Fund (7/00; 7/00)         (17.34)     (18.55)       (17.34)       --         --         (18.55)

WLCG4         Large Company Growth Fund (3/00; 9/99)         (22.06)     (15.27)       (22.06)       --         --          (3.82)

WMMK4         Money Market Fund (3/00; 5/94)(n)                2.11        3.05          2.11      3.18         --           3.24

WSCG4         Small Cap Growth Fund (3/00; 5/95)(o)          (25.51)     (38.21)       (25.51)    (3.22)        --           3.54



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.30% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes are not reflected in the above total returns.
(b) Commencement date of the subaccount; Commencement date of the fund).
(c) Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE AND THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                              PERFORMANCE OF                     PERFORMANCE
                                                              THE SUBACCOUNT                     OF THE FUND
                                                                       SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                    1 YEAR  COMMENCEMENT      1 YEAR    5 YEARS   10 YEARS  COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

WBCA5         Blue Chip Advantage Fund (3/00; 9/99)(b)       (23.38%)    (18.04%)      (23.38%)      --%        --%        (11.07%)

ECR           Capital Resource Fund (2/95; 10/81)            (24.85)       5.81        (24.85)     2.45       4.95          10.10

WDEI5         Diversified Equity Income Fund (3/00; 9/99)     (6.48)       0.38         (6.48)       --         --          (1.87)

EIA           Extra Income Fund (8/99; 5/96)                  (3.93)      (5.96)        (3.93)    (0.88)        --           0.16

WFDI5         Federal Income Fund (3/00; 9/99)                (2.66)       1.99         (2.66)       --         --           1.97

EGD           NEW DIMENSIONS FUND(R)(10/97; 5/96)            (23.57)       4.46        (23.57)     7.14         --           8.34

WSVA5         Partners Small Cap Value Fund (5/02; 8/01)(c)      --          --            --        --         --          (1.00)

WSCA5         Small Cap Advantage Fund (3/00; 9/99)          (14.34)     (13.72)       (14.34)       --         --          (0.22)

            AIM V.I.

ECA           Capital Appreciation Fund,
              Series I (8/99; 5/93)                          (29.54)      (7.08)       (29.54)     3.21         --           9.77

EVA           Premier Equity Fund, Series I (10/97; 5/93)    (19.85)       4.05        (19.85)     7.00         --          11.36
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

ESR           The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (8/99; 10/93) (28.90)     (13.29)       (28.90)     5.54         --          13.66

            FIDELITY VIP

WDYC5         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                  --      (19.65)(e)    (34.22)       --         --         (37.41)

WHIP5         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                    --      (16.25)(e)    (19.24)    (6.42)      3.38           5.05

WMDC5         Mid Cap Portfolio (Service Class 2)
              (5/01; 12/98)(d)                                   --       (5.88)(e)    (11.61)       --         --          22.01

            FTVIPT

WISE5         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                         (7.73)       3.55         (7.73)     4.33       7.38           8.00

ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(f)                         (1.28)      11.57         (1.28)     3.25       9.54           8.32

WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(f)                       (22.25)     (31.34)       (22.25)     8.94         --          12.22

WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(c),(f)                        --          --          4.05        --         --          (0.11)

EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(f)                        (2.04)       7.64         (2.04)     7.53         --           8.13

            GOLDMAN SACHS VIT

JUS           CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)      (19.25)      (8.85)       (19.25)       --         --           0.12

JGL           Global Income Fund (9/99; 1/98)                 (4.06)       1.68         (4.06)       --         --           2.05

WITO5         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)   (38.97)     (41.70)       (38.97)       --         --         (41.51)

JMC           Mid Cap Value Fund (10/99; 5/98)                 2.50       14.87          2.50        --         --           3.10

            MFS(R)

WGIS5         Investors Trust Series - Initial
              Class (3/00; 10/95)                            (22.89)     (12.02)       (22.89)     4.54         --           8.60

EUT           Utilities Series - Initial Class (9/99; 1/95)  (30.37)      (4.92)       (30.37)     7.81         --          12.53

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS5         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                    --          --        (19.47)    12.69      11.92          10.80

WSTB5         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                     --          --         (1.91)     2.08         --           4.04

                                       12

                                                              PERFORMANCE OF                     PERFORMANCE
                                                              THE SUBACCOUNT                     OF THE FUND
                                                                       SINCE                                               SINCE
SUBACCOUNT  INVESTING IN:                                    1 YEAR  COMMENCEMENT      1 YEAR    5 YEARS   10 YEARS    COMMENCEMENT
            PUTNAM VARIABLE TRUST

WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                --%         --%       (26.34%)      --%        --%          1.12%

EPL           Putnam VT International Growth Fund -
              Class IB Shares (9/99; 1/97)(i)                (27.12)      (5.15)       (27.12)       --         --           6.87

EPT           Putnam VT Vista Fund - Class IB Shares
              (8/99; 1/97)(i)                                (38.81)      (9.82)       (38.81)       --         --           4.64

            WELLS FARGO VT

WAAL5         Asset Allocation Fund (3/00; 4/94)(j)          (14.73)      (9.01)       (14.73)     6.58         --           9.24

WCBD5         Corporate Bond Fund (3/00; 9/99)                (1.78)       2.90         (1.78)       --         --           2.90

WEQI5         Equity Income Fund (3/00; 5/96)(k)             (13.33)      (1.49)       (13.33)     6.72         --           7.68

WEQV5         Equity Value Fund (3/00; 5/98)(l)              (14.21)      (3.83)       (14.21)       --         --          (5.19)

WGRO5         Growth Fund (3/00; 4/94)(m)                    (25.84)     (21.55)       (25.84)     2.16         --           8.15

WIEQ5         International Equity Fund (7/00; 7/00)         (23.01)     (22.59)       (23.01)       --         --         (22.59)

WLCG5         Large Company Growth Fund (3/00; 9/99)         (27.36)     (18.82)       (27.36)       --         --          (6.76)

WMMK5         Money Market Fund (3/00; 5/94)(n)               (5.12)      (1.11)        (5.12)     1.99         --           2.94

WSCG5         Small Cap Growth Fund (3/00; 5/95)(o)          (30.53)     (41.06)       (30.53)   (4.42)         --           3.00



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.05% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.20% annual Enhanced Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund).

(c) Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 odf each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE, ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                               PERFORMANCE OF                PERFORMANCE
                                                               THE SUBACCOUNT                OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                   1 YEAR  COMMENCEMENT       1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

WBCA5         Blue Chip Advantage Fund (3/00; 9/99)(b)       (17.99%)    (14.81%)      (17.99%)      --%        --%         (8.60%)

ECR           Capital Resource Fund (2/95; 10/81)            (19.59)       6.02        (19.59)     3.32       4.95          10.10

WDEI5         Diversified Equity Income Fund (3/00; 9/99)      0.38        4.36          0.38        --         --           0.85

EIA           Extra Income Fund (8/99; 5/96)                   3.15       (3.46)         3.15      0.00         --           0.78

WFDI5         Federal Income Fund (3/00; 9/99)                 4.53        6.04          4.53        --         --           4.75

EGD           NEW DIMENSIONS FUND(R)(10/97; 5/96)            (18.20)       5.49        (18.20)     7.89         --           8.82

WSVA5         Partners Small Cap Value Fund (5/02; 8/01)(c)      --          --            --        --         --           6.32

WSCA5         Small Cap Advantage Fund (3/00; 9/99)           (8.17)     (10.26)        (8.17)       --         --           2.58

            AIM V.I.

ECA           Capital Appreciation Fund,
              Series I (8/99; 5/93)                          (24.69)      (4.58)       (24.69)     4.08         --           9.77

EVA           Premier Equity Fund, Series I (10/97; 5/93)    (14.16)       5.09        (14.16)     7.75         --          11.36
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

ESR           The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (8/99; 10/93) (23.99)     (10.97)       (23.99)     6.33         --          13.66

            FIDELITY VIP

WDYC5         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                  --      (13.95)(e)    (29.77)      --         --          (33.69)

WHIP5         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                    --      (10.26)(e)    (13.50)    (5.61)      3.38           5.05

WMDC5         Mid Cap Portfolio (Service
              Class 2) (5/01; 12/98)(d)                          --        1.02(e)      (5.20)       --         --          23.33

            FTVIPT

WISE5         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                         (0.98)       7.63         (0.98)     5.16       7.38           8.00

ERE           Franklin Real Estate Fund -
              Class 2 (9/99; 1/89)(f)                          6.02       14.20          6.02      4.11       9.54           8.32

WSMC5         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(f)                       (16.77)     (28.59)       (16.77)     9.64         --          12.40

WVAS5         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(c),(f)                        --          --         11.83        --         --           1.33

EMU           Mutual Shares Securities Fund -
              Class 2 (9/99; 11/96)(f)                         5.20       10.39          5.20      8.27         --           8.69

            GOLDMAN SACHS VIT

JUS           CORE(SM) U.S. Equity Fund (9/99; 2/98)(g)      (13.50)      (6.30)       (13.50)       --         --           1.48

JGL           Global Income Fund (9/99; 1/98)                  3.00        4.48          3.00        --         --           3.42

WITO5         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)   (34.94)     (39.31)       (34.94)       --         --         (39.13)

JMC           Mid Cap Value Fund (10/99; 5/98)                10.14       17.46         10.14        --         --           4.58

            MFS(R)

WGIS5         Investors Trust Series - Initial
              Class (3/00; 10/95)                            (17.46)      (8.57)       (17.46)     5.36         --           8.81

EUT           Utilities Series - Initial Class (9/99; 1/95)  (25.60)      (2.30)       (25.60)     8.54         --          12.67

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS5         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                    --          --        (13.75)    13.30      11.92          10.80

WSTB5         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                     --          --          5.35      2.99         --           4.04

                                       14

                                                               PERFORMANCE OF                PERFORMANCE
                                                               THE SUBACCOUNT                OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                   1 YEAR  COMMENCEMENT       1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST

WHSC5         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                --%         --%       (21.21%)      --%        --%          2.58%

EPL           Putnam VT International Growth Fund -
              Class IB Shares (9/99; 1/97)(i)                (22.06)      (2.50)       (22.06)       --         --           7.63

EPT           Putnam VT Vista Fund - Class IB Shares
              (8/99; 1/97)(i)                                (34.77)      (7.40)       (34.77)       --         --           5.46

            WELLS FARGO VT

WAAL5         Asset Allocation Fund (3/00; 4/94)(j)           (8.59)      (5.41)        (8.59)     7.34         --           9.24

WCBD5         Corporate Bond Fund (3/00; 9/99)                 5.49        6.98          5.49        --         --           5.73

WEQI5         Equity Income Fund (3/00; 5/96)(k)              (7.07)       2.41         (7.07)     7.48         --           8.17

WEQV5         Equity Value Fund (3/00; 5/98)(l)               (8.03)      (0.05)        (8.03)       --         --          (3.83)

WGRO5         Growth Fund (3/00; 4/94)(m)                    (20.67)     (18.48)       (20.67)     3.03         --           8.15

WIEQ5         International Equity Fund (7/00; 7/00)         (17.60)     (18.87)       (17.60)       --         --         (18.87)

WLCG5         Large Company Growth Fund (3/00; 9/99)         (22.32)     (15.60)       (22.32)       --         --          (4.13)

WMMK5         Money Market Fund (3/00; 5/94)(n)                1.86        2.80          1.86      2.90         --           2.94

WSCG5         Small Cap Growth Fund (3/00; 5/95)(o)          (25.77)     (38.67)       (25.77)    (3.62)        --           3.25



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.05% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.20% annual Enhanced Death Benefit Rider fee and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes are not reflected in the above total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund).

(c) Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                               PERFORMANCE OF                 PERFORMANCE
                                                               THE SUBACCOUNT                 OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                   1 YEAR  COMMENCEMENT       1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

WBCA7         Blue Chip Advantage Fund (3/00; 9/99)(b)       (22.92%)    (17.49%)      (22.92%)      --%        --%        (10.51%)

WCAR7         Capital Resource Fund (3/00; 10/81)            (24.40)     (22.58)       (24.40)     3.05       5.53          10.70

WDEI7         Diversified Equity Income Fund (3/00; 9/99)     (5.99)       0.91         (5.99)       --         --          (1.33)

WEXI7         Extra Income Fund (3/00; 5/96)                  (3.41)      (7.52)        (3.41)    (0.27)        --           0.77

WFDI7         Federal Income Fund (3/00; 9/99)                (2.14)       2.52         (2.14)       --         --           2.50

WNDM7         NEW DIMENSIONS FUND(R)(3/00; 5/96)             (23.12)     (20.19)       (23.12)     7.77         --           8.95

WSVA7         Partners Small Cap Value Fund (5/02; 8/01)(c)      --         --            --         --         --          (0.80)

WSCA7         Small Cap Advantage Fund (3/00; 9/99)          (13.87)     (13.18)       (13.87)       --         --           0.31

            AIM V.I.

WCAP7         Capital Appreciation Fund,
              Series I (3/00; 5/93)                          (29.10)     (29.19)       (29.10)     3.87         --          10.38

WVAL7         Premier Equity Fund, Series I (3/00; 5/93)     (19.39)     (20.84)       (19.39)     7.60         --          12.01
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG7         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93) (28.46)     (21.41)       (28.46)     6.20         --          14.23

            FIDELITY VIP

WDYC7         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                  --      (19.35)(e)    (33.78)       --         --         (36.92)

WHIP7         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                    --      (15.95)(e)    (18.78)    (5.74)      3.90           5.60

WMDC7         Mid Cap Portfolio (Service Class 2)
              (5/01; 12/98)(d)                                   --       (5.56)(e)    (11.13)       --         --          22.64

            FTVIPT

WISE7         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                         (7.24)       4.09         (7.24)     4.88       7.92           8.56

WRES7         Franklin Real Estate Fund -
              Class 2 (3/00; 1/89)(f)                         (0.77)      17.51         (0.77)     3.80      10.09           8.87

WSMC7         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(f)                       (21.79)     (30.75)       (21.79)     9.58         --          12.80

WVAS7         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(c),(f)                        --          --          4.60        --         --           0.51

WMSS7         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(f)                        (1.53)       8.68         (1.53)     8.09         --           8.69

            GOLDMAN SACHS VIT

WUSE7         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)      (18.79)     (14.93)       (18.79)       --         --           0.68

WGLI7         Global Income Fund (3/00; 1/98)                 (3.56)       1.62         (3.56)       --         --           2.59

WITO7         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)   (38.55)     (41.12)       (38.55)       --         --         (40.92)

WMCV7         Mid Cap Value Fund (3/00; 5/98)                  3.04       24.28          3.04        --         --           3.65

            MFS(R)

WGIS7         Investors Trust Series - Initial
              Class (3/00; 10/95)                            (22.44)     (11.45)       (22.44)     5.17         --           9.16

WUTS7         Utilities Series - Initial Class (3/00; 1/95)  (29.94)     (20.84)       (29.94)     8.49         --          13.24

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS7         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                    --          --        (19.01)    13.33      12.48          11.36

WSTB7         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                     --          --         (1.39)     2.65         --           4.58

                                       16

                                                               PERFORMANCE OF                 PERFORMANCE
                                                               THE SUBACCOUNT                 OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                   1 YEAR  COMMENCEMENT       1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST

WHSC7         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                --%         --%       (25.89%)      --%        --%          1.67%

WIGR7         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(i)                (26.67)     (23.76)       (26.67)       --         --           7.50

WVIS7         Putnam VT Vista Fund - Class IB Shares
              (3/00; 1/97)(i)                                (38.39)     (34.88)       (38.39)       --         --           5.38

            WELLS FARGO VT

WAAL7         Asset Allocation Fund (3/00; 4/94)(j)          (14.26)      (8.47)       (14.26)     7.17         --           9.80

WCBD7         Corporate Bond Fund (3/00; 9/99)                (1.26)       3.39         (1.26)       --         --           3.41

WEQI7         Equity Income Fund (3/00; 5/96)(k)             (12.85)      (0.83)       (12.85)     7.30         --           8.25

WEQV7         Equity Value Fund (3/00; 5/98)(l)              (13.74)      (3.19)       (13.74)       --         --          (4.53)

WGRO7         Growth Fund (3/00; 4/94)(m)                    (25.39)     (21.00)       (25.39)     2.77         --           8.74

WIEQ7         International Equity Fund (7/00; 7/00)         (22.56)     (22.07)       (22.56)       --         --         (22.07)

WLCG7         Large Company Growth Fund (3/00; 9/99)         (26.91)     (18.27)       (26.91)       --         --          (6.21)

WMMK7         Money Market Fund (3/00; 5/94)(n)               (4.62)      (0.61)        (4.62)     2.55         --           3.50

WSCG7         Small Cap Growth Fund (3/00; 5/95)(o)          (30.09)     (40.43)       (30.09)    (3.77)        --           3.56



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.05% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges associated with the seven-year withdrawal charge schedule. Premium taxes are not reflected in the above total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                PERFORMANCE OF               PERFORMANCE
                                                                THE SUBACCOUNT               OF THE FUND
                                                                       SINCE                                              SINCE
SUBACCOUNT  INVESTING IN:                                   1 YEAR  COMMENCEMENT       1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

WBCA7         Blue Chip Advantage Fund (3/00; 9/99)(b)       (17.52%)    (14.27%)      (17.52%)      --%        --%         (8.04%)

WCAR7         Capital Resource Fund (3/00; 10/81)            (19.13)     (19.57)       (19.13)     3.91       5.53          10.70

WDEI7         Diversified Equity Income Fund (3/00; 9/99)      0.88        4.89          0.88        --         --           1.38

WEXI7         Extra Income Fund (3/00; 5/96)                   3.68       (3.90)         3.68      0.60         --           1.38

WFDI7         Federal Income Fund (3/00; 9/99)                 5.06        6.57          5.06        --         --           5.28

WNDM7         NEW DIMENSIONS FUND(R)(3/00; 5/96)             (17.74)     (17.07)       (17.74)     8.50         --           9.41

WSVA7         Partners Small Cap Value Fund (5/02; 8/01)(c)      --         --             --        --         --           6.52

WSCA7         Small Cap Advantage Fund (3/00; 9/99)           (7.69)      (9.73)        (7.69)       --         --           3.10

            AIM V.I.

WCAP7         Capital Appreciation Fund,
              Series I (3/00; 5/93)                          (24.23)     (26.43)       (24.23)     4.71         --          10.38

WVAL7         Premier Equity Fund, Series I (3/00; 5/93)     (13.69)     (17.75)       (13.69)     8.34         --          12.01
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG7         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93) (23.54)     (18.38)       (23.54)     6.97         --          14.23

            FIDELITY VIP

WDYC7         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                  --      (13.64)(e)    (29.33)       --         --         (33.20)

WHIP7         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                    --       (9.94)(e)    (13.02)    (4.94)      3.90           5.60

WMDC7         Mid Cap Portfolio (Service Class 2)
              (5/01; 12/98)(d)                                   --        1.35(e)      (4.71)       --         --          23.95

            FTVIPT

WISE7         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                         (0.48)       8.17         (0.48)     5.69       7.92           8.56

WRES7         Franklin Real Estate Fund -
              Class 2 (3/00; 1/89)(f)                          6.56       21.28          6.56      4.64      10.09           8.87

WSMC7         Franklin Small Cap Fund -
              Class 2 (3/00; 11/95)(f)                       (16.30)     (28.00)       (16.30)    10.26         --          12.97

WVAS7         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(c),(f)                        --          --         12.39        --         --           1.95

WMSS7         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(f)                         5.73       12.69          5.73      8.81         --           9.24

            GOLDMAN SACHS VIT

WUSE7         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)      (13.03)     (11.59)       (13.03)       --         --           2.03

WGLI7         Global Income Fund (3/00; 1/98)                  3.52        5.61          3.52        --         --           3.96

WITO7         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)   (34.51)     (38.73)       (34.51)       --         --         (38.55)

WMCV7         Mid Cap Value Fund (3/00; 5/98)                 10.69       27.89         10.69        --         --           5.11

            MFS(R)

WGIS7         Investors Trust Series - Initial
              Class (3/00; 10/95)                            (17.00)      (8.01)       (17.00)     5.97         --           9.37

WUTS7         Utilities Series - Initial Class (3/00; 1/95)  (25.15)     (17.89)       (25.15)     9.20         --          13.37

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS7         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                    --          --        (13.27)    13.93      12.48          11.36

WSTB7         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                     --          --          5.88      3.53         --           4.58

                                       18

                                                                PERFORMANCE OF               PERFORMANCE
                                                                THE SUBACCOUNT               OF THE FUND
                                                                      SINCE                                             SINCE
SUBACCOUNT  INVESTING IN:                                   1 YEAR  COMMENCEMENT       1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            PUTNAM VARIABLE TRUST

WHSC7         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                --%        --%        (20.75%)      --%        --%          3.12%

WIGR7         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(i)                (21.60)    (20.82)        (21.60)       --         --           8.24

WVIS7         Putnam VT Vista Fund - Class IB Shares
              (3/00; 1/97)(i)                                (34.33)    (32.35)        (34.33)       --         --           6.17

            WELLS FARGO VT

WAAL7         Asset Allocation Fund (3/00; 4/94)(j)           (8.11)     (4.87)         (8.11)     7.92         --           9.80

WCBD7         Corporate Bond Fund (3/00; 9/99)                 6.02       7.47           6.02        --         --           6.23

WEQI7         Equity Income Fund (3/00; 5/96)(k)              (6.58)      3.08          (6.58)     8.05         --           8.74

WEQV7         Equity Value Fund (3/00; 5/98)(l)               (7.55)      0.59          (7.55)       --         --          (3.18)

WGRO7         Growth Fund (3/00; 4/94)(m)                    (20.21)    (17.93)        (20.21)     3.63         --           8.74

WIEQ7         International Equity Fund (7/00; 7/00)         (17.13)    (18.34)        (17.13)       --         --         (18.34)

WLCG7         Large Company Growth Fund (3/00; 9/99)         (21.86)    (15.05)        (21.86)       --         --          (3.58)

WMMK7         Money Market Fund (3/00; 5/94)(n)                2.37       3.30           2.37      3.44         --           3.50

WSCG7         Small Cap Growth Fund (3/00; 5/95)(o)          (25.32)    (38.06)        (25.32)    (2.98)        --           3.80



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.05% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes are not reflected in the above total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund).
(c)  Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                  ERV - P
                                  -------
                                     P

where:        P =  a hypothetical initial payment of $1,000
            ERV =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector(SM) Death Benefit Rider fee, the Benefit Protector(SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:
- any declared dividends,
- the value of any shares purchased with dividends paid during the period, and
- any dividends declared for such shares.

It does not include:
- the effect of any applicable withdrawal charge, or
- any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) TO THE POWER OF 365/7 ] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT  INVESTING IN:                        SIMPLE YIELD     COMPOUND YIELD
WMMK2       Wells Fargo VT Money Market Fund         0.06%            0.06%

WMMK4       Wells Fargo VT Money Market Fund         0.26             0.26

WMMK5       Wells Fargo VT Money Market Fund         0.32             0.32

WMMK7       Wells Fargo VT Money Market Fund         0.52             0.52

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND
For a subaccount investing in an income fund, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:


                         YIELD = 2[(a - b + 1)TO THE POWER of 6 - 1]
                                    -----
                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT    INVESTING IN:                                         SIMPLE YIELD
WEXI2         AXP(R) Variable Portfolio - Extra Income Fund           11.09%

WEXI4         AXP(R) Variable Portfolio - Extra Income Fund           10.90

EIA           AXP(R) Variable Portfolio - Extra Income Fund           10.99

WEXI7         AXP(R) Variable Portfolio - Extra Income Fund           10.91

WFDI2         AXP(R) Variable Portfolio - Federal Income Fund          5.68

WFDI4         AXP(R) Variable Portfolio - Federal Income Fund          5.66

WFDI5         AXP(R) Variable Portfolio - Federal Income Fund          5.66

WFDI7         AXP(R) Variable Portfolio - Federal Income Fund          5.65


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:
- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:
-  the annuity unit value on the valuation date; by
-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
-  the net investment factor; and
-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:
- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:
- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:



A.M. Best                                             www.ambest.com

Fitch                                                 www.fitchratings.com

Moody's                                               www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.


Principal Underwriter


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

Independent Auditors
The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Variable Annuity (comprised of subaccounts WBCA2, WBCA4, WBCA5, WBCA7, ECR, WCAR2, WCAR4, WCAR7, WDEI2, WDEI4, WDEI5, WDEI7, EIA, WEXI2, WEXI4, WEXI7, WFDI2, WFDI4, WFDI5, WFDI7, EGD, WNDM2, WNDM4, WNDM7, WSCA2, WSCA4, WSCA5, WSCA7, ECA, WCAP2, WCAP4, WCAP7, EVA, WVAL2, WVAL4, WVAL7, ESR, WSRG2, WSRG4, WSRG7, WDYC2, WDYC4, WDYC5, WDYC7, WHIP2, WHIP4, WHIP5, WHIP7, WMDC2, WMDC4, WMDC5, WMDC7, WISE2, WISE4, WISE5, WISE7, ERE, WRES2, WRES4, WRES7, WSMC2, WSMC4, WSMC5, WSMC7, EMU, WMSS2, WMSS4, WMSS7, JUS, WUSE2, WUSE4, WUSE7, JGL, WGLI2, WGLI4, WGLI7, WITO2, WITO4, WITO5, WITO7, JMC, WMCV2, WMCV4, WMCV7, WGIS2, WGIS4, WGIS5, WGIS7, EUT, WUTS2, WUTS4, WUTS7, EPL, WIGR2, WIGR4, WIGR7, EPT, WVIS2, WVIS4, WVIS7, WAAL2, WAAL4, WAAL5, WAAL7, WCBD2, WCBD4, WCBD5, WCBD7, WEQI2, WEQI4, WEQI5, WEQI7, WEQV2, WEQV4, WEQV5, WEQV7, WGRO2, WGRO4, WGRO5, WGRO7, WIEQ2, WIEQ4, WIEQ5, WIEQ7, WLCG2, WLCG4, WLCG5, WLCG7, WMMK2, WMMK4, WMMK5, WMMK7, WSCG2, WSCG4, WSCG5 and WSCG7) as of December 31, 2001, and the related statements of operations and the statements of changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------------------
DECEMBER 31, 2001                                   WBCA2       WBCA4      WBCA5       WBCA7       ECR          WCAR2      WCAR4
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                        $305,861    $814,115   $ 94,453    $726,961   $12,388,201   $ 72,169    $169,980
                                                  --------------------------------------------------------------------------------
   at market value                                $273,765    $705,032   $ 88,138    $624,472   $ 9,216,163   $ 67,075    $145,727
Dividends receivable                                    --          --         --          --            --         --          --
Accounts receivable from American Enterprise
  Life for contract purchase payments                   --          --        998      17,011            --         --          --
Receivable from mutual funds and portfolios
  for share redemptions                                 --          --         --          --            --         --          --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       273,765     705,032     89,136     641,483     9,216,163     67,075     145,727
==================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      350         771         90         551         9,816         85         161
   Administrative charge                                35          89         11          79         1,178          9          18
   Contract terminations                                --          --         --         245           888         --          --
Payable to mutual funds and portfolios
  for investments purchased                             --          --         --          --            --         --          --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      385         860        101         875        11,882         94         179
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period                           273,380     704,172     89,035     640,608     9,198,516     66,981     145,548
Net assets applicable to contracts
  in payment period                                     --          --         --          --         5,765         --          --
==================================================================================================================================
Total net assets                                  $273,380    $704,172   $ 89,035    $640,608   $ 9,204,281   $ 66,981    $145,548
==================================================================================================================================
Accumulation units outstanding                     365,434     936,952    118,356     848,510     6,018,616    100,519     217,630
==================================================================================================================================
Net asset value per accumulation unit             $   0.75    $   0.75   $   0.75    $   0.75   $      1.53   $   0.67    $   0.67
==================================================================================================================================

See accompanying notes to financial statements.

                                       25

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       WCAR7       WDEI2      WDEI4       WDEI5       WDEI7      EIA         WEXI2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                        $68,872     $35,216    $490,620    $114,548   $433,605   $5,093,691   $171,760
                                                  --------------------------------------------------------------------------------
   at market value                                $51,436     $37,008    $495,580    $116,442   $444,991   $5,000,906   $159,742
Dividends receivable                                   --          --          --          --         --       46,833      1,421
Accounts receivable from American Enterprise
  Life for contract purchase payments                  --          --          --       8,486     22,562        6,993         --
Receivable from mutual funds and portfolios
  for share redemptions                                --          --          --          --         --           --         --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       51,436      37,008     495,580     124,928    467,553    5,054,732    161,163
==================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      46          48         518         116        388        5,502        201
   Administrative charge                                7           5          60          14         56          660         20
   Contract terminations                               --          --          --          --         --           --         --
Payable to mutual funds and portfolios
  for investments purchased                            --          --          --          --         --           --         --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      53          53         578         130        444        6,162        221
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
  in accumulation period                           51,383      36,955     495,002     124,798    467,109    5,048,570    160,942
Net assets applicable to contracts
  in payment period                                    --          --          --          --         --           --         --
==================================================================================================================================
Total net assets                                  $51,383     $36,955    $495,002    $124,798   $467,109   $5,048,570   $160,942
==================================================================================================================================
Accumulation units outstanding                     76,478      34,122     455,345     114,711    427,781    5,448,890    178,193
==================================================================================================================================
Net asset value per accumulation unit             $  0.67     $  1.08    $   1.09    $   1.09   $   1.09   $     0.93   $   0.90
==================================================================================================================================

See accompanying notes to financial statements.

                                       26

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                      WEXI4       WEXI7       WFDI2       WFDI4        WFDI5      WFDI7       EGD
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                        $452,747    $274,416   $637,913   $1,599,508    $128,595   $883,898  $6,418,939
                                                  -------------------------------------------------------------------------------
   at market value                                $418,759    $251,406   $649,109   $1,612,040    $129,454   $888,809  $5,323,764
Dividends receivable                                 3,808       2,237      3,043        7,398         605      4,142          --
Accounts receivable from American Enterprise
  Life for contract purchase payments                   --       5,348         --        9,118          --      9,057      52,906
Receivable from mutual funds and portfolios
  for share redemptions                                 --          --         --           --          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                       422,567     258,991    652,152    1,628,556     130,059    902,008   5,376,670
=================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      467         220        832        1,752         139        792       5,654
   Administrative charge                                54          32         83          202          16        113         678
   Contract terminations                                --          --         --           --          --         --          --
Payable to mutual funds and portfolios
  for investments purchased                             --          --         --           --          --         --          --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      521         252        915        1,954         155        905       6,332
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              422,046     258,739    651,237    1,626,602     129,904    901,103   5,370,338
Net assets applicable to contracts in
  payment period                                        --          --         --           --          --         --          --
=================================================================================================================================
Total net assets                                  $422,046    $258,739   $651,237   $1,626,602    $129,904   $901,103  $5,370,338
=================================================================================================================================
Accumulation units outstanding                     465,739     278,705    591,918    1,473,252     117,173    804,773   4,236,699
=================================================================================================================================
Net asset value per accumulation unit             $   0.91    $   0.93   $   1.10   $     1.10    $   1.11   $   1.12  $     1.27
=================================================================================================================================

See accompanying notes to financial statements.

                                       27

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       WNDM2       WNDM4      WNDM7        WSCA2       WSCA4       WSCA5      WSCA7
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $629,736   $1,539,358  $1,325,320    $37,327     $440,588    $71,349    $34,416
                                                  -------------------------------------------------------------------------------
   at market value                                $493,518   $1,285,574  $1,045,146    $35,806     $456,546    $72,739    $34,287
Dividends receivable                                    --           --          --         --           --         --         --
Accounts receivable from American Enterprise
  Life for contract purchase payments                1,006           --         717         --           --      1,140         --
Receivable from mutual funds and portfolios
  for share redemptions                                 --           --          --         --           --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                       494,524    1,285,574   1,045,863     35,806      456,546     73,879     34,287
=================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      624        1,413         941         45          492         73         30
   Administrative charge                                63          163         135          5           57          9          4
   Contract terminations                                --           --          --         --           --         --         --
Payable to mutual funds and portfolios for
  investments purchased                                 --           --          --         --           --         --         --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      687        1,576       1,076         50          549         82         34
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              493,837    1,283,998   1,044,787     35,756      455,997     73,797     34,253
Net assets applicable to contracts in
  payment period                                        --           --          --         --           --         --         --
=================================================================================================================================
Total net assets                                  $493,837   $1,283,998  $1,044,787    $35,756     $455,997    $73,797    $34,253
=================================================================================================================================
Accumulation units outstanding                     700,758    1,815,474   1,471,323     43,448      551,924     89,259     41,279
=================================================================================================================================
Net asset value per accumulation unit             $   0.70   $     0.71  $     0.71    $  0.82     $   0.83    $  0.83    $  0.83
=================================================================================================================================

See accompanying notes to financial statements.

                                       28

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        ECA        WCAP2      WCAP4      WCAP7         EVA        WVAL2       WVAL4
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $5,732,675  $345,483  $3,599,614  $2,275,487  $18,489,891  $1,632,855  $8,343,626
                                                  ---------------------------------------------------------------------------------
   at market value                                $4,056,971  $279,846  $2,548,532  $1,568,987  $14,616,875  $1,300,811  $6,960,894
Dividends receivable                                      --        --          --          --           --          --          --
Accounts receivable from American Enterprise
  Life for contract purchase payments                     --        --       1,486      35,358        2,154          --       4,100
Receivable from mutual funds and portfolios
  for share redemptions                                7,220       396       3,131       1,544       17,395       1,898       8,552
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       4,064,191   280,242   2,553,149   1,605,889   14,636,424   1,302,709   6,973,546
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      4,258       360       2,807       1,351       15,531       1,660       7,667
   Administrative charge                                 511        36         324         193        1,864         166         885
   Contract terminations                                  --        --          --          --           --          72          --
Payable to mutual funds and portfolios for
  investments purchased                                2,451        --       1,486      35,358        2,154          --       4,100
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      7,220       396       4,617      36,902       19,549       1,898      12,652
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              4,056,971   279,846   2,548,532   1,568,987   14,606,089   1,300,811   6,960,894
Net assets applicable to contracts in
  payment period                                          --        --          --          --       10,786          --          --
===================================================================================================================================
Total net assets                                  $4,056,971  $279,846  $2,548,532  $1,568,987  $14,616,875  $1,300,811  $6,960,894
===================================================================================================================================
Accumulation units outstanding                     4,269,369   494,419   4,484,681   2,749,366   11,706,176   1,872,485   9,986,904
===================================================================================================================================
Net asset value per accumulation unit             $     0.95  $   0.57  $     0.57  $     0.57  $      1.25  $     0.69  $     0.70
===================================================================================================================================

See accompanying notes to financial statements.

                                       29

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       WVAL7         ESR       WSRG2       WSRG4       WSRG7      WDYC2     WDYC4
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $6,915,759   $505,773   $157,614   $1,226,966   $1,072,588   $3,044   $64,468
                                                  -----------------------------------------------------------------------------
   at market value                                $5,506,117   $356,909   $130,738   $  931,607   $  790,376   $3,092   $62,704
Dividends receivable                                      --         --         --           --           --       --        --
Accounts receivable from American Enterprise
  Life for contract purchase payments                 25,881         --         --        3,249           --       --        --
Receivable from mutual funds and portfolios
  for share redemptions                                5,550        423        182        1,128          799        3        75
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                       5,537,548    357,332    130,920      935,984      791,175    3,095    62,779
===============================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      4,856        378        165        1,011          699        3        67
   Administrative charge                                 694         45         17          117          100       --         8
   Contract terminations                                  --         --         --           --           --       --        --
Payable to mutual funds and portfolios for
  investments purchased                               25,881         --         --        3,249           --       --        --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     31,431        423        182        4,377          799        3        75
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              5,506,117    356,909    130,738      931,607      790,376    3,092    62,704
Net assets applicable to contracts in
  payment period                                          --         --         --           --           --       --        --
===============================================================================================================================
Total net assets                                  $5,506,117   $356,909   $130,738   $  931,607   $  790,376   $3,092   $62,704
===============================================================================================================================
Accumulation units outstanding                     7,863,486    433,646    191,102    1,356,354    1,145,387    3,252    65,846
===============================================================================================================================
Net asset value per accumulation unit             $     0.70   $   0.82   $   0.68   $     0.69   $     0.69   $ 0.95   $  0.95
===============================================================================================================================

See accompanying notes to financial statements.

                                       30

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        WDYC5      WDYC7       WHIP2       WHIP4       WHIP5      WHIP7     WMDC2
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $    1,081   $ 55,592   $ 12,637   $   55,302   $  3,271   $ 65,627   $ 8,039
                                                  -----------------------------------------------------------------------------
   at market value                                $      954   $ 57,072   $ 11,996   $   52,812   $  3,114   $ 64,933   $ 8,315
Dividends receivable                                      --         --         --           --         --         --        --
Accounts receivable from American Enterprise
  Life for contract purchase payments                     --      2,500         --          429      1,506         --        --
Receivable from mutual funds and portfolios
  for share redemptions                                    1         48         17           60          2         65         9
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                             955     59,620     12,013       53,301      4,622     64,998     8,324
===============================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                          1         42         15           54          2         57         8
   Administrative charge                                  --          6          2            6         --          8         1
   Contract terminations                                  --         --         --           --         --         --        --
Payable to mutual funds and portfolios for
  investments purchased                                   --      2,500         --          429      1,506         --        --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          1      2,548         17          489      1,508         65         9
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                    954     57,072     11,996       52,812      3,114     64,933     8,315
Net assets applicable to contracts in
  payment period                                         --          --         --          --          --         --        --
===============================================================================================================================
Total net assets                                  $      954   $ 57,072   $ 11,996   $   52,812   $  3,114   $ 64,933   $ 8,315
===============================================================================================================================
Accumulation units outstanding                         1,001     59,850     13,187       57,973      3,417     71,118     7,839
===============================================================================================================================
Net asset value per accumulation unit             $     0.95   $   0.95   $   0.91   $     0.91   $   0.91   $   0.91   $  1.06
===============================================================================================================================

See accompanying notes to financial statements.

                                       31

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        WMDC4       WMDC5      WMDC7       WISE2       WISE4       WISE5      WISE7
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $  373,204   $ 95,296   $ 678,930   $ 303,462   $2,056,491   $106,883  $1,157,924
                                                  ---------------------------------------------------------------------------------
   at market value                                $  390,280   $ 99,826   $ 710,611   $ 279,555   $1,977,381   $ 99,796  $1,119,271
Dividends receivable                                      --         --          --          --           --         --          --
Accounts receivable from American Enterprise
  Life for contract purchase payments                  5,490         --         206          --        6,627        503       4,968
Receivable from mutual funds and portfolios
  for share redemptions                                  449        115         564       8,894        2,263        121       1,070
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                         396,219     99,941     711,381     288,449    1,986,271    100,420   1,125,309
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                        403        103         494         367        2,029        108         936
   Administrative charge                                  46         12          70          37          234         13         134
   Contract terminations                                  --         --          --          --           --         --          --
Payable to mutual funds and portfolios for
  investments purchased                                5,490         --         206       8,490        6,627        503       4,968
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      5,939        115         770       8,894        8,890        624       6,038
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                390,280     99,826     710,611     279,555    1,977,381     99,796   1,119,271
Net assets applicable to contracts in
  payment period                                          --         --          --          --           --         --          --
===================================================================================================================================
Total net assets                                  $  390,280   $ 99,826   $ 710,611   $ 279,555   $1,977,381   $ 99,796  $1,119,271
===================================================================================================================================
Accumulation units outstanding                       367,294     93,943     667,442     284,702    2,006,000    101,150     968,933
===================================================================================================================================
Net asset value per accumulation unit             $     1.06   $   1.06   $    1.06   $    0.98   $     0.99   $   0.99  $     1.16
===================================================================================================================================

See accompanying notes to financial statements.

                                       32

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                         ERE        WRES2      WRES4       WRES7       WSMC2        WSMC4      WSMC5
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $  412,807   $ 13,267   $ 450,293   $161,921    $ 216,074   $2,121,119   $393,230
                                                  ---------------------------------------------------------------------------------
   at market value                                $  433,717   $ 13,879   $ 468,633   $170,012    $ 175,174   $1,818,769   $366,045
Dividends receivable                                      --         --          --         --           --           --         --
Accounts receivable from American Enterprise
  Life for contract purchase payments                  2,130         --          --         --           --        3,946     25,689
Receivable from mutual funds and portfolios for
  share redemptions                                      508         19         549        148          240        2,188        395
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                         436,355     13,898     469,182    170,160      175,414    1,824,903    392,129
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                        454         17         492        128          218        1,962        353
   Administrative charge                                  54          2          57         18           22          226         42
   Contract terminations                                  --         --          --          2           --           --         --
Payable to mutual funds and portfolios for
  investments purchased                                2,130         --          --         --           --        3,946     25,689
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      2,638         19         549        148          240        6,134     26,084
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                433,717     13,879     468,633    170,012      175,174    1,818,769    366,045
Net assets applicable to contracts in
  payment period                                          --         --          --         --           --           --         --
===================================================================================================================================
Total net assets                                  $  433,717   $ 13,879   $ 468,633   $170,012    $ 175,174   $1,818,769   $366,045
===================================================================================================================================
Accumulation units outstanding                       325,305     11,085     372,972    119,378      347,835    3,329,865    723,446
===================================================================================================================================
Net asset value per accumulation unit             $     1.33   $   1.25   $    1.26   $   1.42    $    0.50   $     0.55   $   0.51
===================================================================================================================================

See accompanying notes to financial statements.

                                       33

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        WSMC7       EMU        WMSS2       WMSS4       WMSS7         JUS       WUSE2
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $1,592,269   $681,235   $  47,733   $822,139    $ 640,533   $1,229,315   $193,105
                                                  ---------------------------------------------------------------------------------
   at market value                                $1,325,806   $673,880   $  47,990   $811,937    $ 648,734   $1,028,024   $168,023
Dividends receivable                                      --         --          --         --           --           --         --
Accounts receivable from American Enterprise
  Life for contract purchase payments                     --     28,144       1,510      7,840           --        2,481         --
Receivable from mutual funds and portfolios
  for share redemptions                                6,828        746          61        973          647        1,299        235
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,332,634    702,770      49,561    820,750      649,381    1,031,804    168,258
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      1,164        666          55        872          566        1,160        214
   Administrative charge                                 166         80           6        101           81          139         21
   Contract terminations                               5,498         --          --         --           --           --         --
Payable to mutual funds and portfolios for
  investments purchased                                   --     28,144       1,510      7,840           --        2,481         --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      6,828     28,890       1,571      8,813          647        3,780        235
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,325,806    673,880      47,990    811,937      648,734    1,028,024    168,023
Net assets applicable to contracts in
  payment period                                          --         --          --         --           --           --         --
===================================================================================================================================
Total net assets                                  $1,325,806   $673,880   $  47,990   $811,937    $ 648,734   $1,028,024   $168,023
===================================================================================================================================
Accumulation units outstanding                     2,416,038    546,335      41,027    691,209      520,959    1,182,703    212,189
===================================================================================================================================
Net asset value per accumulation unit             $     0.55   $   1.23   $    1.17   $   1.17    $    1.25   $     0.87   $   0.79
===================================================================================================================================

See accompanying notes to financial statements.

                                       34

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        WUSE4       WUSE7       JGL        WGLI2       WGLI4      WGLI7       WITO2
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $1,307,681   $1,233,007   $954,199   $201,137   $ 220,230   $ 307,244   $ 44,231
                                                  --------------------------------------------------------------------------------
   at market value                                $1,164,496   $1,079,751   $929,472   $193,156   $ 214,295   $ 301,170   $ 23,542
Dividends receivable                                      --           --         --         --          --          --         --
Accounts receivable from American Enterprise
  Life for contract purchase payments                  3,249       19,101      2,254         --          --          --         --
Receivable from mutual funds and portfolios
  for share redemptions                                1,398        1,032      1,103        272         263         307         33
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,169,143    1,099,884    932,829    193,428     214,558     301,477     23,575
==================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      1,253          903        985        247         236         269         30
   Administrative charge                                 145          129        118         25          27          38          3
   Contract terminations                                  76           --         --         --          --          --         --
Payable to mutual funds and portfolios for
  investments purchased                                3,249       19,101      2,254         --          --          --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      4,723       20,133      3,357        272         263         307         33
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,164,420    1,079,751    929,472    193,156     214,295     301,170     23,542
Net assets applicable to contracts in
  payment period                                          --           --         --         --          --          --         --
==================================================================================================================================
Total net assets                                  $1,164,420   $1,079,751   $929,472   $193,156   $ 214,295   $ 301,170   $ 23,542
==================================================================================================================================
Accumulation units outstanding                     1,464,691    1,352,225    862,477    176,126     194,676     272,352     53,761
==================================================================================================================================
Net asset value per accumulation unit             $     0.79   $     0.80   $   1.08   $   1.10   $    1.10   $    1.11   $   0.44
==================================================================================================================================

See accompanying notes to financial statements.

                                       35

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        WITO4       WITO5      WITO7        JMC        WMCV2      WMCV4       WMCV7
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $  752,569   $  193,910   $338,313   $376,982   $164,206   $1,463,424  $1,508,193
                                                  ---------------------------------------------------------------------------------
   at market value                                $  496,703   $  141,684   $210,126   $390,010   $170,918   $1,532,938  $1,633,177
Dividends receivable                                      --           --         --         --         --           --          --
Accounts receivable from American Enterprise
  Life for contract purchase payments                     --           --         --      2,130         --          558       8,670
Receivable from mutual funds and portfolios
  for share redemptions                                5,161          163        202        438        238        1,835       1,642
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                         501,864      141,847    210,328    392,578    171,156    1,535,331   1,643,489
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                        547          146        177        391        216        1,645       1,437
   Administrative charge                                  63           17         25         47         22          190         205
   Contract terminations                               4,551           --         --         --         --           --          --
Payable to mutual funds and portfolios
  for investments purchased                               --           --         --      2,130         --          558       8,670
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      5,161          163        202      2,568        238        2,393      10,312
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                496,703      141,684    210,126    390,010    170,918    1,532,938   1,633,177
Net assets applicable to contracts in
  payment period                                          --           --         --         --         --           --          --
===================================================================================================================================
Total net assets                                  $  496,703   $  141,684   $210,126   $390,010   $170,918   $1,532,938  $1,633,177
===================================================================================================================================
Accumulation units outstanding                     1,128,619      321,640    475,394    279,529    109,824      982,105   1,040,769
===================================================================================================================================
Net asset value per accumulation unit             $     0.44   $     0.44   $   0.44   $   1.40   $   1.56   $     1.56  $     1.57
===================================================================================================================================

See accompanying notes to financial statements.

                                       36

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       WGIS2       WGIS4      WGIS5        WGIS7         EUT        WUTS2     WUTS4
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $ 84,711   $1,333,080   $199,458   $1,317,863   $3,358,448   $487,815  $4,001,732
                                                  ---------------------------------------------------------------------------------
   at market value                                $ 72,835   $1,198,507   $184,894   $1,202,066   $2,419,543   $357,681  $2,986,689
Dividends receivable                                    --           --         --           --           --         --          --
Accounts receivable from American Enterprise
  Life for contract purchase payments                   --          857      1,435       29,279        4,054         --       6,462
Receivable from mutual funds and portfolios
  for share redemptions                                102        1,454        213        1,177        2,866        497       3,597
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                        72,937    1,200,818    186,542    1,232,522    2,426,463    358,178   2,996,748
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                       93        1,304        190        1,030        2,559        452       3,225
   Administrative charge                                 9          150         23          147          307         45         372
   Contract terminations                                --           --         --           --           --         --          --
Payable to mutual funds and portfolios for
  investments purchased                                 --          857      1,435       29,279        4,054         --       6,462
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      102        2,311      1,648       30,456        6,920        497      10,059
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               72,835    1,198,507    184,894    1,202,066    2,419,543    357,681   2,986,689
Net assets applicable to contracts in
  payment period                                        --           --         --           --           --         --          --
===================================================================================================================================
Total net assets                                  $ 72,835   $1,198,507   $184,894   $1,202,066   $2,419,543   $357,681  $2,986,689
===================================================================================================================================
Accumulation units outstanding                      86,671    1,420,310    218,957    1,399,814    2,549,972    567,211   4,299,683
===================================================================================================================================
Net asset value per accumulation unit             $   0.84   $     0.84   $   0.84   $     0.86   $     0.95   $   0.63  $     0.69
===================================================================================================================================

See accompanying notes to financial statements.

                                       37

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       WUTS7        EPL         WIGR2      WIGR4       WIGR7       EPT        WVIS2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                        $2,110,118  $2,121,939   $562,152  $4,675,761  $3,415,221  $1,020,020  $497,458
                                                  -------------------------------------------------------------------------------
   at market value                                $1,610,674  $1,651,442   $426,972  $3,578,970  $2,549,943  $  716,724  $320,856
Dividends receivable                                      --          --         --          --          --          --        --
Accounts receivable from American Enterprise
  Life for contract purchase payments                 36,441      21,233      1,052          --          --       2,961        --
Receivable from mutual funds and portfolios
  for share redemptions                                1,591       1,856        587       4,357       4,586         830       471
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,648,706   1,674,531    428,611   3,583,327   2,554,529     720,515   321,327
=================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      1,392       1,657        534       3,906       2,230         741       412
   Administrative charge                                 199         199         53         451         318          89        41
   Contract terminations                                  --          --         --          --       2,038          --        18
Payable to mutual funds and portfolios for
  investments purchased                               36,441      21,233        913          --          --       2,961        --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     38,032      23,089      1,500       4,357       4,586       3,791       471
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,610,674   1,651,442    427,111   3,578,970   2,549,943     716,724   320,856
Net assets applicable to contracts in
  payment period                                          --          --         --          --          --          --        --
=================================================================================================================================
Total net assets                                  $1,610,674  $1,651,442   $427,111  $3,578,970  $2,549,943  $  716,724  $320,856
=================================================================================================================================
Accumulation units outstanding                     2,307,973   1,775,441    729,923   6,093,986   3,906,060     781,502   668,133
=================================================================================================================================
Net asset value per accumulation unit             $     0.70  $     0.93   $   0.59  $     0.59  $     0.65  $     0.92  $   0.48
=================================================================================================================================

See accompanying notes to financial statements.

                                       38

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        WVIS4       WVIS7       WAAL2       WAAL4       WAAL5      WAAL7       WCBD2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                        $4,376,353  $3,739,145  $1,681,199  $10,226,249  $564,518  $5,304,430  $1,090,427
                                                  ---------------------------------------------------------------------------------
   at market value                                $2,952,490  $2,309,350  $1,516,123  $ 9,270,660  $524,837  $4,892,558  $1,116,235
Dividends receivable                                      --          --          --           --        --          --       5,614
Accounts receivable from American Enterprise
  Life for contract purchase payments                     --      25,885          --       22,834        49      20,898          --
Receivable from mutual funds and portfolios
  for share redemptions                                3,623       2,298       2,113       11,279       608       4,860       1,568
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       2,956,113   2,337,533   1,518,236    9,304,773   525,494   4,918,316   1,123,417
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      3,248       2,011       1,921       10,112       543       4,253       1,425
   Administrative charge                                 375         287         192        1,167        65         607         143
   Contract terminations                                  --          --          --           --        --          --          --
Payable to mutual funds and portfolios for
  investments purchased                                   --      25,885          --       22,834        49      20,898       5,614
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      3,623      28,183       2,113       34,113       657      25,758       7,182
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              2,952,490   2,309,350   1,516,123    9,270,660   524,837   4,878,906   1,116,235
Net assets applicable to contracts in
  payment period                                          --          --          --           --        --      13,652          --
===================================================================================================================================
Total net assets                                  $2,952,490  $2,309,350  $1,516,123  $ 9,270,660  $524,837  $4,892,558  $1,116,235
===================================================================================================================================
Accumulation units outstanding                     6,122,171   4,717,027   1,684,690   10,262,679   580,121   5,342,736     997,210
===================================================================================================================================
Net asset value per accumulation unit             $     0.48  $     0.49  $     0.90  $      0.90  $   0.90  $     0.91  $     1.12
===================================================================================================================================

See accompanying notes to financial statements.

                                       39

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        WCBD4       WCBD5       WCBD7       WEQI2       WEQI4      WEQI5      WEQI7
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $1,541,275  $ 172,643   $1,053,770   $503,347   $2,240,646   $588,201  $2,248,752
                                                  ---------------------------------------------------------------------------------
   at market value                                $1,557,061  $ 174,256   $1,066,374   $486,916   $2,180,602   $581,596  $2,158,213
Dividends receivable                                   7,712        893        5,264         --           --         --          --
Accounts receivable from American Enterprise
  Life for contract purchase payments                    857         --          608         --           --     51,461       1,072
Receivable from mutual funds and portfolios
  for share redemptions                                1,891      4,472        1,069        679        2,656        601       2,075
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,567,521    179,621    1,073,315    487,595    2,183,258    633,658   2,161,360
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      1,695        189          934        617        2,374        537       1,816
   Administrative charge                                 196         23          134         62          274         64         259
   Contract terminations                                  --      4,260           --         --            8         --          --
Payable to mutual funds and portfolios for
  investments purchased                                8,569        893        5,873         --           --     51,461       1,072
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     10,460      5,365        6,941        679        2,656     52,062       3,147
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,557,061    174,256    1,066,374    486,916    2,180,602    581,596   2,158,213
Net assets applicable to contracts in
  payment period                                          --         --           --         --           --         --          --
===================================================================================================================================
Total net assets                                  $1,557,061  $ 174,256   $1,066,374   $486,916   $2,180,602   $581,596  $2,158,213
===================================================================================================================================
Accumulation units outstanding                     1,386,348    155,001      933,725    465,865    2,076,312    553,495   2,040,495
===================================================================================================================================
Net asset value per accumulation unit             $     1.12  $    1.12   $     1.14   $   1.05   $     1.05   $   1.05  $     1.06
===================================================================================================================================

See accompanying notes to financial statements.

                                       40

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       WEQV2       WEQV4     WEQV5        WEQV7       WGRO2      WGRO4       WGRO5
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $396,372   $548,540   $120,034    $473,963    $158,149   $545,740    $172,648
                                                  -----------------------------------------------------------------------------
   at market value                                $378,716   $532,836   $119,598    $468,016    $118,798   $418,438    $132,045
Dividends receivable                                    --         --         --          --          --         --          --
Accounts receivable from American Enterprise
  Life for contract purchase payments                   --         --         --       2,536          --         --          --
Receivable from mutual funds and portfolios
  for share redemptions                                526        640        136         457         163        508         138
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                       379,242    533,476    119,734     471,009     118,961    418,946     132,183
===============================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      478        574        121         400         148        455         123
   Administrative charge                                48         66         15          57          15         53          15
   Contract terminations                                --        156         --          --          --         --          --
Payable to mutual funds and portfolios for
  investments purchased                                 --         --         --       2,536          --         --          --
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      526        796        136       2,993         163        508         138
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              378,716    532,680    119,598     462,311     118,798    418,438     132,045
Net assets applicable to contracts in
  payment period                                        --         --         --       5,705          --         --          --
===============================================================================================================================
Total net assets                                  $378,716   $532,680   $119,598    $468,016    $118,798   $418,438    $132,045
===============================================================================================================================
Accumulation units outstanding                     378,365    530,163    118,926     457,045     172,143    603,048     190,117
===============================================================================================================================
Net asset value per accumulation unit             $   1.00   $   1.00   $   1.01    $   1.01    $   0.69   $   0.69    $   0.69
===============================================================================================================================

See accompanying notes to financial statements.

                                       41

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                      WGRO7       WIEQ2      WIEQ4      WIEQ5       WIEQ7       WLCG2        WLCG4
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $273,631    $ 1,509   $237,190    $44,599    $173,803   $2,117,999   $11,505,012
                                                  --------------------------------------------------------------------------------
   at market value                                $223,890    $ 1,461   $213,709    $44,272    $161,059   $1,718,476   $ 9,519,858
Dividends receivable                                    --         --         --         --          --           --            --
Accounts receivable from American Enterprise
  Life for contract purchase payments                   --         --         --         --          --           --         5,548
Receivable from mutual funds and portfolios for
  share redemptions                                    225          2        260         51         163        2,448        11,486
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       224,115      1,463    213,969     44,323     161,222    1,720,924     9,536,892
==================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      197          2        233         45         143        2,165        10,298
   Administrative charge                                28         --         27          6          20          217         1,188
   Contract terminations                                --         --         --         --          --           66            --
Payable to mutual funds and portfolios for
  investments purchased                                 --         --         --         --          --           --         5,548
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      225          2        260         51         163        2,448        17,034
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              223,890      1,461    213,709     44,272     161,059    1,718,476     9,519,858
Net assets applicable to contracts in
  payment period                                        --         --         --         --          --           --            --
==================================================================================================================================
Total net assets                                  $223,890    $ 1,461   $213,709    $44,272    $161,059   $1,718,476   $ 9,519,858
==================================================================================================================================
Accumulation units outstanding                     321,215      1,997    290,306     60,272     217,982    2,334,663    12,882,345
==================================================================================================================================
Net asset value per accumulation unit             $   0.70    $  0.73   $   0.74    $  0.73    $   0.74   $     0.74   $      0.74
==================================================================================================================================

See accompanying notes to financial statements.

                                       42

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        WLCG5       WLCG7       WMMK2       WMMK4       WMMK5      WMMK7      WSCG2
ASSETS

Investments in shares of mutual funds and
  portfolios:
   at cost                                        $1,756,153  $10,621,580  $1,289,218  $8,331,428  $745,898  $2,235,085   $433,277
                                                  --------------------------------------------------------------------------------
   at market value                                $1,513,369  $ 8,490,341  $1,290,240  $8,337,596  $746,063  $2,235,881   $293,708
Dividends receivable                                      --           --       1,905      12,604       996       3,253         --
Accounts receivable from American Enterprise
  Life for contract purchase payments                  1,758       27,163          --      28,412        --      51,839         --
Receivable from mutual funds and portfolios for
  share redemptions                                    1,752        8,498       2,046      10,503       795       2,239        424
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,516,879    8,526,002   1,294,191   8,389,115   747,854   2,293,212    294,132
==================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      1,564        7,436       1,639       9,416       710       1,959        368
   Administrative charge                                 188        1,062         164       1,087        85         280         37
   Contract terminations                                  --           --         243          --        --          --         19
Payable to mutual funds and portfolios for
  investments purchased                                1,758       27,163       1,905      41,016       996      55,092         --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      3,510       35,661       3,951      51,519     1,791      57,331        424
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              1,513,369    8,484,703   1,290,240   8,337,596   746,063   2,235,881    293,708
Net assets applicable to contracts in
  payment period                                          --        5,638          --          --        --          --         --
==================================================================================================================================
Total net assets                                  $1,513,369  $ 8,490,341  $1,290,240  $8,337,596  $746,063  $2,235,881   $293,708
==================================================================================================================================
Accumulation units outstanding                     2,046,364   11,429,102   1,235,885   7,943,482   711,727   2,105,628    711,946
==================================================================================================================================
Net asset value per accumulation unit             $     0.74  $      0.74  $     1.04  $     1.05  $   1.05  $     1.06   $   0.41
==================================================================================================================================

See accompanying notes to financial statements.

                                       43

                                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                                                       -----------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                             WSCG4      WSCG5       WSCG7
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                             $2,446,533  $   576,124  $2,262,836
                                                                                       -----------------------------------
   at market value                                                                     $1,657,193  $   475,868  $1,346,093
Dividends receivable                                                                           --           --          --
Accounts receivable from American Enterprise Life for contract purchase payments               --        1,368          --
Receivable from mutual funds and portfolios for share redemptions                           2,007          544       5,073
--------------------------------------------------------------------------------------------------------------------------
Total assets                                                                            1,659,200      477,780   1,351,166
==========================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                                           1,793          486       1,183
   Administrative charge                                                                      207           58         169
   Contract terminations                                                                        7           --       3,721
Payable to mutual funds and portfolios for investments purchased                               --        1,368          --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                           2,007        1,912       5,073
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                               1,657,193      475,868   1,346,093
Net assets applicable to contracts in payment period                                           --           --          --
==========================================================================================================================
Total net assets                                                                       $1,657,193  $   475,868  $1,346,093
==========================================================================================================================
Accumulation units outstanding                                                          3,995,758    1,146,391   3,231,162
==========================================================================================================================
Net asset value per accumulation unit                                                  $     0.41  $      0.42  $     0.42
==========================================================================================================================



See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS



                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                         WBCA2       WBCA4      WBCA5       WBCA7        ECR       WCAR2      WCAR4
INVESTMENT INCOME

Dividend income from mutual funds and portfolios    $  1,435   $   3,955   $   290   $  3,343   $    29,860   $   155   $    389
Variable account expenses                              3,230       7,995       610      5,449       141,193       622      1,530
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (1,795)     (4,040)     (320)    (2,106)     (111,333)     (467)    (1,141)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments
  in mutual funds and portfolios:
   Proceeds from sales                                14,237     115,098       739     28,018     1,232,804     2,008     18,307
   Cost of investments sold                           16,334     140,229       814     32,742     1,628,319     2,275     23,368
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      (2,097)    (25,131)      (75)    (4,724)     (395,515)     (267)    (5,061)
Distributions from capital gains                          --          --        --         --            --        --         --
Net change in unrealized appreciation or
  depreciation of investments                        (25,726)    (75,821)   (5,895)   (67,532)   (1,830,120)   (3,748)   (13,627)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (27,823)   (100,952)   (5,970)   (72,256)   (2,225,635)   (4,015)   (18,688)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $(29,618)  $(104,992)  $(6,290)  $(74,362)  $(2,336,968)  $(4,482)  $(19,829)
================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              WCAR7      WDEI2     WDEI4     WDEI5     WDEI7       EIA          WEXI2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios    $    180   $    178   $ 3,164   $  630    $ 2,574   $   157,932    $11,886
Variable account expenses                                682        237     3,398      671      2,605        19,947      1,820
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (502)       (59)     (234)     (41)       (31)      137,985     10,066
==============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                15,242        951    27,066    5,329     54,552     1,385,195     25,452
   Cost of investments sold                           21,600        924    27,743    5,513     56,093     1,447,362     28,112
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      (6,358)        27      (677)    (184)    (1,541)      (62,167)    (2,660)
Distributions from capital gains                          --         --        --       --         --            --         --
Net change in unrealized appreciation or
  depreciation of investments                         (5,541)     1,811     3,550    1,747      8,652       (42,466)    (6,509)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (11,899)     1,838     2,873    1,563      7,111      (104,633)    (9,169)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $(12,401)  $  1,779   $ 2,639   $1,522    $ 7,080   $    33,352    $   897
==============================================================================================================================

See accompanying notes to financial statements.

                                       45

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              WEXI4      WEXI7     WFDI2      WFDI4    WFDI5      WFDI7       EGD
INVESTMENT INCOME

Dividend income from mutual funds and portfolios    $ 35,261   $ 21,503   $23,979   $ 44,180  $ 3,119   $ 25,833   $    11,728
Variable account expenses                              4,738      2,377     8,718     14,394      968      6,977        72,057
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       30,523     19,126    15,261     29,786    2,151     18,856       (60,329)
==============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                               144,094     53,781    34,178    175,171    2,777    133,748       704,989
   Cost of investments sold                          154,492     58,706    33,375    172,200    2,718    132,063       831,932
Net realized gain (loss) on sales of investments     (10,398)    (4,925)      803      2,971       59      1,685      (126,943)
------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                          --         --        --         --       --         --            --
Net change in unrealized appreciation or
  depreciation of investments                        (14,915)    (8,127)    5,156      5,514      (39)     2,655      (844,510)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (25,313)   (13,052)    5,959      8,485       20      4,340      (971,453)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $  5,210   $  6,074   $21,220   $ 38,271  $ 2,171   $ 23,196   $(1,031,782)
==============================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              WNDM2      WNDM4       WNDM7        WSCA2      WSCA4     WSCA5     WSCA7
INVESTMENT INCOME

Dividend income from mutual funds and portfolios    $  1,041   $   2,629   $   2,393    $     --   $     --   $    --    $  --
Variable account expenses                              7,405      15,120      12,472         570      3,264       420      244
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (6,364)    (12,491)    (10,079)       (570)    (3,264)     (420)    (244)
==============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                12,497     144,054     204,657      21,303     52,307       630      849
   Cost of investments sold                           15,984     186,413     270,751      23,041     55,744       660      894
Net realized gain (loss) on sales of investments      (3,487)    (42,359)    (66,094)     (1,738)    (3,437)      (30)     (45)
------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                          --          --          --          --         --        --       --
Net change in unrealized appreciation or
  depreciation of investments                        (79,605)   (132,233)   (125,799)       (412)    18,347     2,076      441
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (83,092)   (174,592)   (191,893)     (2,150)    14,910     2,046      396
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $(89,456)  $(187,083)  $(201,972)   $ (2,720)  $ 11,646   $ 1,626    $ 152
==============================================================================================================================

See accompanying notes to financial statements.

                                       46

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               ECA       WCAP2       WCAP4       WCAP7        EVA        WVAL2      WVAL4
INVESTMENT INCOME

Dividend income from mutual funds and portfolios    $       --  $     --   $      --   $      --  $    19,660  $   1,758  $   9,294
Variable account expenses                               50,273     3,210      34,134      17,410      217,189     21,126     85,520
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (50,273)   (3,210)    (34,134)    (17,410)    (197,529)   (19,368)   (76,226)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                               1,047,853    38,010     306,427     145,868    1,556,379    176,801    541,231
   Cost of investments sold                          1,483,458    48,809     437,447     215,037    1,923,516    213,883    661,429
Net realized gain (loss) on sales of investments      (435,605)  (10,799)   (131,020)    (69,169)    (367,137)   (37,082)  (120,198)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                       330,973    23,242     205,793     122,735      295,322     26,257    141,513
Net change in unrealized appreciation or
  depreciation of investments                         (838,506)  (39,748)   (695,091)   (444,475)  (2,143,123)  (158,306)  (789,081)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (943,138)  (27,305)   (620,318)   (390,909)  (2,214,938)  (169,131)  (767,766)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $ (993,411) $(30,515)  $(654,452)  $(408,319) $(2,412,467) $(188,499) $(843,992)
===================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                    -----------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)            WVAL7        ESR       WSRG2       WSRG4      WSRG7     WDYC2(1)    WDYC4(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios    $    7,290  $     260  $     83   $      637  $     548    $ --       $    --
Variable account expenses                               63,574      5,719     1,633       13,368      9,502       4           292
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (56,284)    (5,459)   (1,550)     (12,731)    (8,954)     (4)         (292)
=================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                                 732,741     56,371    25,442      165,951     70,297       4         1,011
   Cost of investments sold                            935,751     71,946    34,181      214,123     92,936       4         1,261
Net realized gain (loss) on sales of investments      (203,010)   (15,575)   (8,739)     (48,172)   (22,639)     --          (250)
---------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                       110,732         --        --           --         --      --            --
Net change in unrealized appreciation or
  depreciation of investments                         (631,818)   (95,419)  (18,434)    (199,111)  (183,256)     48        (1,764)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (724,096)  (110,994)  (27,173)    (247,283)  (205,895)     48        (2,014)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $ (780,380) $(116,453) $(28,723)  $ (260,014) $(214,849)   $ 44       $(2,306)
=================================================================================================================================



(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)         WDYC5(1)    WDYC7(1)    WHIP2(1)  WHIP4(1) WHIP5(1)   WHIP7(1)    WMDC2(1)
INVESTMENT INCOME

Dividend income from mutual funds and portfolios    $   --     $    --      $  --   $    --    $   --      $  --      $   --
Variable account expenses                                9          52        102       257        19        184          10
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (9)        (52)      (102)     (257)      (19)      (184)        (10)
============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                               1,570      64,506        102       810     3,291        527       4,495
   Cost of investments sold                          1,731      64,146        106       859     3,470        538       4,512
Net realized gain (loss) on sales of investments      (161)        360         (4)      (49)     (179)       (11)        (17)
----------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                        --          --         --        --        --         --          --
Net change in unrealized appreciation or
  depreciation of investments                         (127)      1,480       (641)   (2,490)     (157)      (694)        276
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (288)      1,840       (645)   (2,539)     (336)      (705)        259
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $ (297)    $ 1,788      $(747)  $(2,796)   $ (355)     $(889)     $  249
============================================================================================================================



(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)          WMDC4(1)   WMDC5(1)   WMDC7(1)    WISE2      WISE4      WISE5     WISE7
INVESTMENT INCOME

Dividend income from mutual funds and portfolios    $    --    $    --    $    --   $ 17,017   $  54,597   $ 5,073    $ 23,009
Variable account expenses                             1,843        338      1,533      4,057      14,363       855       5,794
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (1,843)      (338)    (1,533)    12,960      40,234     4,218      17,215
==============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
   Proceeds from sales                               53,711        232     62,525     34,167     199,021    19,398      44,676
   Cost of investments sold                          57,348        227     64,069     35,913     208,552    20,920      47,032
Net realized gain (loss) on sales of investments     (3,637)         5     (1,544)    (1,746)     (9,531)   (1,522)     (2,356)
------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                         --         --         --     14,586      46,800     4,349      19,724
Net change in unrealized appreciation or
  depreciation of investments                        17,076      4,530     31,681    (28,091)    (90,262)   (8,040)    (43,384)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       13,439      4,535     30,137    (15,251)    (52,993)   (5,213)    (26,016)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   $11,596    $ 4,197    $28,604   $ (2,291)  $ (12,759)   $ (995)   $ (8,801)
==============================================================================================================================



(1)  For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)     ERE         WRES2        WRES4        WRES7        WSMC2        WSMC4        WSMC5
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                         $    18,016  $       157  $    10,431  $     2,641  $       548  $     5,349  $       666
Variable account expenses                      5,183           79        3,827          893        2,462       20,312        2,822
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                12,833           78        6,604        1,748       (1,914)     (14,963)      (2,156)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                       342,317        4,141      119,619       36,313       30,978       70,634       16,681
   Cost of investments sold                  335,645        4,066      119,751       36,261       39,404       93,038       21,330
Net realized gain (loss) on sales of
  investments                                  6,672           75         (132)          52       (8,426)     (22,404)      (4,649)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                  --           --           --           --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                    615          471       14,775        4,414      (17,326)    (154,226)      (6,105)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 7,287          546       14,643        4,466      (25,752)    (176,630)     (10,754)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $    20,120  $       624  $    21,247  $     6,214  $   (27,666) $  (191,593) $   (12,910)
==================================================================================================================================

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)     WSMC7        EMU         WMSS2        WMSS4        WMSS7         JUS         WUSE2
INVESTMENT INCOME
Dividend income from mutual funds
  and portfolios                         $     3,841  $     9,276  $         6  $     5,816  $     7,033  $     4,577  $       762
Variable account expenses                     12,439        6,222          253        5,958        5,394       16,225        2,401
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (8,598)       3,054         (247)        (142)       1,639      (11,648)      (1,639)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                        92,017      417,991        4,791       56,853      151,218      440,117       46,865
   Cost of investments sold                  127,275      424,750        4,522       60,657      141,208      505,453       53,250
Net realized gain (loss) on sales of
  investments                                (35,258)      (6,759)         269       (3,804)      10,010      (65,336)      (6,385)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                  --       31,187           20       19,556       23,642           --           --
Net change in unrealized appreciation or
  depreciation of investments               (108,807)     (25,983)          70      (18,419)     (10,790)     (87,574)     (11,557)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (144,065)      (1,555)         359       (2,667)      22,862     (152,910)     (17,942)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $  (152,663) $     1,499  $       112  $    (2,809) $    24,501  $  (164,558) $   (19,581)
==================================================================================================================================

See accompanying notes to financial statements.

                                       49

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    WUSE4        WUSE7         JGL         WGLI2        WGLI4        WGLI7        WITO2
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                         $     5,219  $     4,690  $    34,489  $     7,198  $     7,927  $    11,199  $        --
Variable account expenses                     13,436        9,249        9,444        3,347        2,711        3,045          417
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (8,217)      (4,559)      25,045        3,851        5,216        8,154         (417)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                       150,195       22,238       77,098       19,356       10,611        3,624          712
   Cost of investments sold                  169,134       26,516       77,141       19,513       10,589        3,625        1,265
Net realized gain (loss) on sales of
  investments                                (18,939)      (4,278)         (43)        (157)          22           (1)        (553)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                  --           --           --           --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                (93,709)     (84,023)      (8,256)       2,515          462       (1,124)     (10,696)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (112,648)     (88,301)      (8,299)       2,358          484       (1,125)     (11,249)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $  (120,865) $   (92,860) $    16,746  $     6,209  $     5,700  $     7,029  $   (11,666)
==================================================================================================================================

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)     WITO4       WITO5        WITO7         JMC         WMCV2        WMCV4        WMCV7
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                         $        --  $        --  $        --  $     3,397  $     1,516  $    13,502  $    14,359
Variable account expenses                      6,411        1,347        2,321        2,868        1,984       13,806       14,456
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (6,411)      (1,347)      (2,321)         529         (468)        (304)         (97)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                        93,558       13,489       41,575       13,915       31,886      173,576      133,758
   Cost of investments sold                  152,509       19,838       69,319       13,642       30,217      170,306      126,209
Net realized gain (loss) on sales of
  investments                                (58,951)      (6,349)     (27,744)         273        1,669        3,270        7,549
----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                  --           --           --       17,547        7,834       69,739       74,165
Net change in unrealized appreciation or
  depreciation of investments               (123,508)     (36,529)     (55,515)       8,245        3,024       38,046       46,609
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (182,459)     (42,878)     (83,259)      26,065       12,527      111,055      128,323
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $  (188,870) $   (44,225) $   (85,580) $    26,594  $    12,059  $   110,751  $   128,226
==================================================================================================================================

See accompanying notes to financial statements.

                                       50

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    WGIS2        WGIS4        WGIS5       WGIS7          EUT         WUTS2        WUTS4
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                              $       266  $     3,261  $       371  $     3,202  $    92,805  $    10,820  $    84,346
Variable account expenses                      1,113       12,178        1,513        9,418       37,640        5,933       40,029
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (847)      (8,917)      (1,142)      (6,216)      55,165        4,887       44,317
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                        30,063       57,141       22,307      135,287      767,698       66,708      330,563
   Cost of investments sold                   32,816       65,747       25,686      154,395      907,445       81,206      420,228
Net realized gain (loss) on sales
  of investments                              (2,753)      (8,606)      (3,379)     (19,108)    (139,747)     (14,498)     (89,665)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains               1,367       16,739        1,904       16,430      243,380       28,375      221,195
Net change in unrealized appreciation
  or depreciation of investments             (10,905)    (129,248)     (13,558)    (108,510)    (947,847)    (131,660)  (1,030,525)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (12,291)    (121,115)     (15,033)    (111,188)    (844,214)    (117,783)    (898,995)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $   (13,138) $  (130,032) $   (16,175) $  (117,404) $  (789,049) $  (112,896) $  (854,678)
==================================================================================================================================

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    WUTS7         EPL         WIGR2        WIGR4        WIGR7         EPT         WVIS2
INVESTMENT INCOME
Dividend income from mutual funds
  and portfolios                         $    42,797  $     6,387  $     1,095  $     8,402  $     6,744  $        --  $        --
Variable account expenses                     17,192       29,098        6,589       48,579       29,542        8,016        4,925
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               25,605      (22,711)      (5,494)     (40,177)     (22,798)      (8,016)      (4,925)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                       267,276    1,452,676       30,275      332,872      269,406       75,516       40,430
   Cost of investments sold                  321,919    1,998,906       36,894      435,418      352,504      116,790       61,336
Net realized gain (loss) on sales
  of investments                             (54,643)    (546,230)      (6,619)    (102,546)     (83,098)     (41,274)     (20,906)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains             112,235      260,377       44,638      342,521      274,919       61,059       32,745
Net change in unrealized appreciation
  or depreciation of investments            (514,646)    (306,534)    (128,927)  (1,007,222)    (768,282)    (237,759)    (132,288)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (457,054)    (592,387)     (90,908)    (767,247)    (576,461)    (217,974)    (120,449)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $  (431,449) $  (615,098) $   (96,402) $  (807,424) $  (599,259) $  (225,990) $  (125,374)
==================================================================================================================================

See accompanying notes to financial statements.

                                       51

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    WVIS4        WVIS7        WAAL2        WAAL4        WAAL5         WAAL7       WCBD2
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                         $        --  $        --  $    21,808  $   126,596  $     6,915  $    59,586  $    63,632
Variable account expenses                     38,500       26,858       21,634      110,114        5,611       41,792       17,345
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (38,500)     (26,858)         174       16,482        1,304       17,794       46,287
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                       418,596      218,437      336,694      672,538       71,128      337,108       28,599
   Cost of investments sold                  646,113      368,175      375,092      758,836       75,666      372,071       27,751
Net realized gain (loss) on sales
  of investments                            (227,517)    (149,738)     (38,398)     (86,298)      (4,538)     (34,963)         848
----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains             278,475      263,599       43,666      217,748       11,556      106,943           --
Net change in unrealized appreciation
  or depreciation of investments          (1,096,762)  (1,063,389)    (114,746)    (731,806)     (34,030)    (311,966)       7,609
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments            (1,045,804)    (949,528)    (109,478)    (600,356)     (27,012)    (239,986)       8,457
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $(1,084,304) $  (976,386) $  (109,304) $  (583,874) $   (25,708) $  (222,192) $    54,744
==================================================================================================================================

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    WCBD4        WCBD5        WCBD7        WEQI2        WEQI4        WEQI5        WEQI7
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                         $    68,611  $     6,960  $    44,398  $     3,987  $    15,496  $     3,208  $    17,140
Variable account expenses                     16,460        1,616        8,813        5,449       21,097        4,218       20,206
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               52,151        5,344       35,585       (1,462)      (5,601)      (1,010)      (3,066)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                       286,264       13,875      163,984       37,886      240,985       32,792      157,231
   Cost of investments sold                  281,299       13,573      159,545       38,581      252,824       33,220      161,904
Net realized gain (loss) on sales
  of investments                               4,965          302        4,439         (695)     (11,839)        (428)      (4,673)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                  --           --           --       10,325       41,306        7,488       45,982
Net change in unrealized appreciation
  or depreciation of investments              (3,472)        (123)      (3,444)     (21,309)     (97,529)     (12,762)    (135,378)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 1,493          179          995      (11,679)     (68,062)      (5,702)     (94,069)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $    53,644  $     5,523  $    36,580  $   (13,141) $   (73,663) $    (6,712) $   (97,135)
==================================================================================================================================

See accompanying notes to financial statements.

                                       52

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    WEQV2        WEQV4        WEQV5        WEQV7        WGRO2        WGRO4        WGRO5
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                         $     2,178  $     2,479  $       606  $     2,322  $        16  $        55  $        14
Variable account expenses                      5,742        5,585        1,119        4,305        1,828        5,682        1,599
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (3,564)      (3,106)        (513)      (1,983)      (1,812)      (5,627)      (1,585)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                        47,420       37,253        6,714      139,514       35,709      103,014       41,966
   Cost of investments sold                   47,242       39,523        6,678      145,587       41,239      131,259       56,905
Net realized gain (loss) on sales
  of investments                                 178       (2,270)          36       (6,073)      (5,530)     (28,245)     (14,939)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                  --           --           --           --        9,540       32,871        8,207
Net change in unrealized appreciation
  or depreciation of investments             (21,176)     (22,522)        (887)     (12,891)     (29,087)     (85,379)     (18,807)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (20,998)     (24,792)        (851)     (18,964)     (25,077)     (80,753)     (25,539)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $   (24,562) $   (27,898) $    (1,364) $   (20,947) $   (26,889) $   (86,380) $   (27,124)
==================================================================================================================================

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    WGRO7        WIEQ2        WIEQ4        WIEQ5        WIEQ7        WLCG2        WLCG4
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                         $        35  $        --  $        33  $         5  $        32  $        --  $        --
Variable account expenses                      2,760           13        2,198          201        1,466       23,858      114,122
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               (2,725)         (13)      (2,165)        (196)      (1,434)     (23,858)    (114,122)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                       168,597           12        3,855       10,737       80,333      141,135      659,796
   Cost of investments sold                  224,452           13        4,380       10,799       92,129      179,750      862,726
Net realized gain (loss) on sales
  of investments                             (55,855)          (1)        (525)         (62)     (11,796)     (38,615)    (202,930)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains              20,561           --           --           --           --          506        2,868
Net change in unrealized appreciation
  or depreciation of investments             (16,930)         (48)     (21,843)        (327)      (6,323)    (278,021)  (1,477,995)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (52,224)         (49)     (22,368)        (389)     (18,119)    (316,130)  (1,678,057)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $   (54,949) $       (62) $   (24,533) $      (585) $   (19,553) $  (339,988) $(1,792,179)
==================================================================================================================================

See accompanying notes to financial statements.

                                       53

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)     WLCG5       WLCG7        WMMK2        WMMK4        WMMK5        WMMK7        WSCG2
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                         $        --  $        --  $    36,876  $   209,639  $    14,130  $    42,379  $        --
Variable account expenses                     16,108       90,833       18,014       93,411        6,010       16,340        4,084
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net              (16,108)     (90,833)      18,862      116,228        8,120       26,039       (4,084)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of
  investments in mutual funds
  and portfolios:
   Proceeds from sales                       135,458      618,614      114,098    2,637,542       90,010      824,080       48,375
   Cost of investments sold                  164,241      816,660      114,097    2,638,541       89,811      823,707       80,726
Net realized gain (loss) on sales
  of investments                             (28,783)    (198,046)           1         (999)         199          373      (32,351)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from capital gains                 408        2,601           --           --           --           --           --
Net change in unrealized appreciation
  or depreciation of investments            (188,983)  (1,518,260)         931        6,202          117          750      (22,930)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (217,358)  (1,713,705)         932        5,203          316        1,123      (55,281)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations              $  (233,466) $(1,804,538) $    19,794  $   121,431  $     8,436  $    27,162  $   (59,365)
==================================================================================================================================

                                               SEGREGATED ASSET SUBACCOUNTS
                                         ------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)         WSCG4        WSCG5        WSCG7
INVESTMENT INCOME

Dividend income from mutual funds
  and portfolios                              $        --  $        --  $        --
Variable account expenses                          19,200        4,380       14,461
-----------------------------------------------------------------------------------
Investment income (loss) -- net                   (19,200)      (4,380)     (14,461)
===================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales
  of investments in mutual funds
  and portfolios:
   Proceeds from sales                            111,088       43,047      144,869
   Cost of investments sold                       182,684       58,084      285,675
Net realized gain (loss) on sales of
  investments                                     (71,596)     (15,037)    (140,806)
-----------------------------------------------------------------------------------
Distributions from capital gains                       --           --           --
Net change in unrealized appreciation
  or depreciation of investments                 (231,227)     (29,612)    (190,513)
-----------------------------------------------------------------------------------
Net gain (loss) on investments                   (302,823)     (44,649)    (331,319)
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  (322,023) $   (49,029) $  (345,780)
===================================================================================



See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                WBCA2        WBCA4        WBCA5        WBCA7         ECR         WCAR2        WCAR4
OPERATIONS

Investment income (loss) -- net          $    (1,795) $    (4,040) $      (320) $    (2,106) $  (111,333) $      (467) $    (1,141)
Net realized gain (loss) on sales of
  investments                                 (2,097)     (25,131)         (75)      (4,724)    (395,515)        (267)      (5,061)
Distributions from capital gains                  --           --           --           --           --           --           --
Net change in unrealized appreciation
  or depreciation of investments             (25,726)     (75,821)      (5,895)     (67,532)  (1,830,120)      (3,748)     (13,627)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (29,618)    (104,992)      (6,290)     (74,362)  (2,336,968)      (4,482)     (19,829)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    85,628      281,266       58,641      101,490      171,541          197       83,677
Net transfers(1)                             110,691      186,096       32,078      301,950      555,934       61,924        8,601
Annuity payments                                  --           --           --           --         (554)          --           --
Contract terminations:
   Surrender benefits and contract
     charges                                 (11,589)     (29,099)        (226)     (20,454)  (1,129,608)      (1,456)        (502)
   Death benefits                                 --           --           --       (1,438)     (97,722)          --       (8,734)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               184,730      438,263       90,493      381,548     (500,409)      60,665       83,042
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              118,268      370,901        4,832      333,422   12,041,658       10,798       82,335
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $   273,380  $   704,172  $    89,035  $   640,608  $ 9,204,281  $    66,981  $   145,548
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year       129,725      406,164        5,289      364,380    6,357,512       13,051       99,352
Contract purchase payments                   114,760      345,557       69,876      128,426       99,265          288      121,363
Net transfers(1)                             136,479      222,007       43,491      383,458      332,557       89,408        9,335
Contract terminations:
   Surrender benefits and contract
     charges                                 (15,530)     (36,776)        (300)     (25,792)    (709,387)      (2,228)        (704)
   Death benefits                                 --           --           --       (1,962)     (61,331)          --      (11,716)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             365,434      936,952      118,356      848,510    6,018,616      100,519      217,630
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    WCAR7        WDEI2        WDEI4        WDEI5        WDEI7         EIA         WEXI2
OPERATIONS

Investment income (loss) -- net          $      (502) $       (59) $      (234) $       (41) $       (31) $   137,985  $    10,066
Net realized gain (loss) on sales of
  investments                                 (6,358)          27         (677)        (184)      (1,541)     (62,167)      (2,660)
Distributions from capital gains                  --           --           --           --           --           --           --
Net change in unrealized appreciation
  or depreciation of investments              (5,541)       1,811        3,550        1,747        8,652      (42,466)      (6,509)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (12,401)       1,779        2,639        1,522        7,080       33,352          897
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     3,384       22,454      176,364       30,207       65,624      137,071       18,647
Net transfers(1)                              19,909       10,324      249,271       85,446      289,085    4,550,790      107,497
Annuity payments                                  --          --            --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                 (14,576)        (770)      (1,113)        (316)        (686)    (154,070)     (20,590)
   Death benefits                                 --           --           --           --           --      (16,699)          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 8,717       32,008      424,522      115,337      354,023    4,517,092      105,554
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               55,067        3,168       67,841        7,939      106,006      498,126       54,491
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $    51,383  $    36,955  $   495,002  $   124,798  $   467,109  $ 5,048,570  $   160,942
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year        66,309        2,939       62,827        7,350       97,971      556,413       62,264
Contract purchase payments                     5,070       22,614      162,710       28,086       60,118      146,104       21,135
Net transfers(1)                              27,862        9,288      230,850       79,571      270,318    4,931,566      118,259
Contract terminations:
   Surrender benefits and contract
     charges                                 (22,763)        (719)      (1,042)        (296)        (626)    (166,913)     (23,465)
   Death benefits                                 --           --           --           --           --      (18,280)          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              76,478       34,122      455,345      114,711      427,781    5,448,890      178,193
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)     WEXI4       WEXI7        WFDI2        WFDI4        WFDI5        WFDI7         EGD
OPERATIONS

Investment income (loss) -- net          $    30,523  $    19,126  $    15,261  $    29,786  $     2,151  $    18,856  $   (60,329)
Net realized gain (loss) on sales of
  investments                                (10,398)      (4,925)         803        2,971           59        1,685     (126,943)
Distributions from capital gains                  --           --           --           --          --            --           --
Net change in unrealized appreciation
  or depreciation of investments             (14,915)      (8,127)       5,156        5,514          (39)       2,655     (844,510)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    5,210        6,074       21,220       38,271        2,171       23,196   (1,031,782)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   222,818       24,710       86,332      351,063       86,403      418,835      412,497
Net transfers(1)                              25,783       92,663      215,719      913,344          184      368,668      641,651
Annuity payments                                  --           --           --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                 (21,860)     (21,640)     (19,988)     (21,361)        (346)     (43,159)    (362,349)
   Death benefits                                 --           --           --           --           --           --      (25,717)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               226,741       95,733      282,063    1,243,046       86,241      744,344      666,082
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              190,095      156,932      347,954      345,285       41,492      133,563    5,736,038
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $   422,046  $   258,739  $   651,237  $ 1,626,602  $   129,904  $   901,103  $ 5,370,338
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year       216,937      175,246      330,870      327,830       39,245      125,358    3,716,997
Contract purchase payments                   244,265       26,679       78,875      324,316       78,011      383,969      308,358
Net transfers(1)                              28,516      100,489      200,348      840,710          229      334,197      509,304
Contract terminations:
   Surrender benefits and contract
     charges                                 (23,979)     (23,709)     (18,175)     (19,604)        (312)     (38,751)    (277,964)
   Death benefits                                 --           --           --           --           --           --      (19,996)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             465,739      278,705      591,918    1,473,252      117,173      804,773    4,236,699
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    WNDM2        WNDM4        WNDM7        WSCA2        WSCA4        WSCA5        WSCA7
OPERATIONS

Investment income (loss) -- net          $    (6,364) $   (12,491) $   (10,079) $      (570) $    (3,264) $      (420) $      (244)
Net realized gain (loss) on sales of
  investments                                 (3,487)     (42,359)     (66,094)      (1,738)      (3,437)         (30)         (45)
Distributions from capital gains                  --           --           --           --           --           --           --
Net change in unrealized appreciation
  or depreciation of investments             (79,605)    (132,233)    (125,799)        (412)      18,347        2,076          441
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (89,456)    (187,083)    (201,972)      (2,720)      11,646        1,626          152
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    70,399      374,912      267,932        4,780      278,879       19,353       14,582
Net transfers(1)                             104,692      369,373      232,888        1,637       96,076       38,480       11,691
Annuity payments                                  --           --           --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                  (7,533)     (20,973)    (140,835)      (3,294)      (3,202)        (276)        (509)
   Death benefits                                 --           --       (8,943)          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               167,558      723,312      351,042        3,123      371,753       57,557       25,764
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              415,735      747,769      895,717       35,353       72,598       14,614        8,337
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $   493,837  $ 1,283,998  $ 1,044,787  $    35,756  $   455,997  $    73,797  $    34,253
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year       483,327      867,899    1,037,539       39,492       80,959       16,291        9,278
Contract purchase payments                    98,231      490,805      350,609        6,517      353,356       23,398       17,918
Net transfers(1)                             128,490      486,770      296,238        1,888      121,718       49,908       14,680
Contract terminations:
   Surrender benefits and contract
     charges                                  (9,290)     (30,000)    (201,169)      (4,449)      (4,109)        (338)        (597)
   Death benefits                                 --           --      (11,894)          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             700,758    1,815,474    1,471,323       43,448      551,924       89,259       41,279
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)     ECA         WCAP2        WCAP4        WCAP7         EVA         WVAL2        WVAL4
OPERATIONS

Investment income (loss) -- net          $   (50,273) $    (3,210) $   (34,134) $   (17,410) $  (197,529) $   (19,368) $   (76,226)
Net realized gain (loss) on sales of
  investments                               (435,605)     (10,799)    (131,020)     (69,169)    (367,137)     (37,082)    (120,198)
Distributions from capital gains             330,973       23,242      205,793      122,735      295,322       26,257      141,513
Net change in unrealized appreciation
  or depreciation of investments            (838,506)     (39,748)    (695,091)    (444,475)  (2,143,123)    (158,306)    (789,081)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (993,411)     (30,515)    (654,452)    (408,319)  (2,412,467)    (188,499)    (843,992)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   372,709       67,079      251,701      285,087      865,223       77,008    1,009,567
Net transfers(1)                           1,171,359      150,600    1,135,958      515,617      864,697      274,151    3,022,035
Annuity payments                                  --           --           --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                (226,278)    (19,001)      (67,216)    (107,129)  (1,148,012)     (64,539)    (257,995)
   Death benefits                            (81,878)          --      (41,317)        (551)    (108,123)          --     (175,008)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                             1,235,912      198,678    1,279,126      693,024      473,785      286,620    3,598,599
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            3,814,470      111,683    1,923,858    1,284,282   16,555,557    1,202,690    4,206,287
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 4,056,971  $   279,846  $ 2,548,532  $ 1,568,987  $14,616,875  $ 1,300,811  $ 6,960,894
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year     3,036,648      148,800    2,560,654    1,706,780   11,388,451    1,483,013    5,200,119
Contract purchase payments                   339,739      120,059      399,823      434,120      638,851      114,522    1,340,949
Net transfers(1)                           1,189,779      256,775    1,709,129      794,855      655,377      366,722    4,056,588
Contract terminations:
   Surrender benefits and contract
     charges                                (220,101)     (31,215)    (113,253)    (185,345)    (893,851)     (91,772)    (362,532)
   Death benefits                            (76,696)          --      (71,672)      (1,044)     (82,652)          --     (248,220)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           4,269,369      494,419    4,484,681    2,749,366   11,706,176    1,872,485    9,986,904
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED)   WVAL7        ESR         WSRG2        WSRG4        WSRG7       WDYC2(1)     WDYC4(1)
OPERATIONS

Investment income (loss) -- net          $   (56,284) $    (5,459) $    (1,550) $   (12,731) $    (8,954) $        (4) $      (292)
Net realized gain (loss) on sales of
  investments                               (203,010)     (15,575)      (8,739)     (48,172)     (22,639)          --         (250)
Distributions from capital gains             110,732           --           --           --           --           --           --
Net change in unrealized appreciation
  or depreciation of investments            (631,818)     (95,419)     (18,434)    (199,111)    (183,256)          48       (1,764)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (780,380)    (116,453)     (28,723)    (260,014)    (214,849)          44       (2,306)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   919,160       23,594       58,352       62,921       91,846           --       57,604
Net transfers(2)                             980,089       45,013       37,786      248,623      207,012        3,048        7,406
Annuity payments                                  --           --           --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                (463,808)     (51,654)        (249)     (28,007)     (45,629)          --           --
   Death benefits                            (17,831)          --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                             1,417,610       16,953       95,889      283,537      253,229        3,048       65,010
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            4,868,887      456,409       63,572      908,084      751,996           --           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 5,506,117  $   356,909  $   130,738  $   931,607  $   790,376  $     3,092  $    62,704
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year     5,982,044      423,337       70,751    1,008,780      833,648           --           --
Contract purchase payments                 1,269,564       22,509       79,686       72,255      119,749           --       57,531
Net transfers(2)                           1,282,919       43,605       41,027      313,478      257,148        3,252        8,315
Contract terminations:
   Surrender benefits and contract
     charges                                (646,820)     (55,805)        (362)     (38,159)     (65,158)          --           --
   Death benefits                            (24,221)          --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           7,863,486      433,646      191,102    1,356,354    1,145,387        3,252       65,846
==================================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED) WDYC5(1)     WDYC7(1)     WHIP2(1)     WHIP4(1)     WHIP5(1)     WHIP7(1)     WMDC2(1)
OPERATIONS

Investment income (loss) -- net          $        (9) $       (52) $      (102) $      (257) $       (19) $      (184) $       (10)
Net realized gain (loss) on sales of
  investments                                   (161)         360           (4)         (49)        (179)         (11)         (17)
Distributions from capital gains                  --           --           --           --           --           --           --
Net change in unrealized appreciation
  or depreciation of investments                (127)       1,480         (641)      (2,490)        (157)        (694)         276
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (297)       1,788         (747)      (2,796)        (355)        (889)         249
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     2,611       55,220       12,743       51,482        6,743       45,144        4,515
Net transfers(2)                                 201          500           --        4,731           --       21,025        3,551
Annuity payments                                  --           --           --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                  (1,561)        (436)          --         (605)      (3,274)        (347)          --
   Death benefits                                 --           --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 1,251       55,284       12,743       55,608        3,469       65,822        8,066
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   --           --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $       954  $    57,072  $    11,996  $    52,812  $     3,114  $    64,933  $     8,315
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year            --           --           --           --           --           --           --
Contract purchase payments                     2,332       59,850       13,187       53,451        6,847       48,518        4,383
Net transfers(2)                                 209          464           --        5,169           --       22,982        3,456
Contract terminations:
   Surrender benefits and contract
     charges                                  (1,540)        (464)          --         (647)      (3,430)        (382)          --
   Death benefits                                 --           --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,001       59,850       13,187       57,973        3,417       71,118        7,839
==================================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001 (CONTINUED) WMDC4(1)     WMDC5(1)     WMDC7(1)      WISE2        WISE4        WISE5        WISE7
OPERATIONS

Investment income (loss) -- net          $    (1,843) $      (338) $    (1,533) $    12,960  $    40,234  $     4,218  $    17,215
Net realized gain (loss) on sales of
  investments                                 (3,637)           5       (1,544)      (1,746)      (9,531)      (1,522)      (2,356)
Distributions from capital gains                  --           --           --       14,586       46,800        4,349       19,724
Net change in unrealized appreciation
  or depreciation of investments              17,076        4,530       31,681      (28,091)     (90,262)      (8,040)     (43,384)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   11,596        4,197       28,604       (2,291)     (12,759)        (995)      (8,801)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   191,437       69,407      535,429       42,575      573,143       55,545      554,707
Net transfers(2)                             187,311       26,222      147,123       93,271    1,189,866       13,100      472,329
Annuity payments                                  --           --           --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                     (64)          --         (545)     (29,017)     (57,273)      (1,937)     (17,770)
   Death benefits                                 --           --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               378,684       95,629      682,007      106,829    1,705,736       66,708    1,009,266
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   --           --           --      175,017      284,404       34,083      118,806
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $   390,280  $    99,826  $   710,611  $   279,555  $ 1,977,381  $    99,796  $ 1,119,271
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year            --           --           --      176,663      286,557       34,321      102,405
Contract purchase payments                   186,436       68,115      523,464       42,568      581,807       55,515      476,716
Net transfers(2)                             180,921       25,828      144,505       94,485    1,195,426       13,270      405,295
Contract terminations:
   Surrender benefits and contract
     charges                                     (63)          --         (527)     (29,014)     (57,790)      (1,956)     (15,483)
   Death benefits                                 --           --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             367,294       93,943      667,442      284,702    2,006,000      101,150      968,933
==================================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)     ERE         WRES2        WRES4        WRES7        WSMC2        WSMC4        WSMC5
OPERATIONS

Investment income (loss) -- net          $    12,833  $        78  $     6,604  $     1,748  $    (1,914) $   (14,963) $    (2,156)
Net realized gain (loss) on sales of
  investments                                  6,672           75         (132)          52       (8,426)     (22,404)      (4,649)
Distributions from capital gains                  --           --           --           --           --           --           --
Net change in unrealized appreciation
  or depreciation of investments                 615          471       14,775        4,414      (17,326)    (154,226)      (6,105)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   20,120          624       21,247        6,214      (27,666)    (191,593)     (12,910)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    93,948        6,874      212,439      111,485        2,308      325,344       69,391
Net transfers(1)                              95,493        4,635      150,659       21,521       50,236      678,530      165,057
Annuity payments                                  --           --           --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                 (20,692)        (383)        (854)      (1,324)      (5,639)     (28,739)     (13,464)
   Death benefits                             (8,847)          --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               159,902       11,126      362,244      131,682       46,905      975,135      220,984
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              253,695        2,129       85,142       32,116      155,935    1,035,227      157,971
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $   433,717  $    13,879  $   468,633  $   170,012  $   175,174  $ 1,818,769  $   366,045
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year       202,243        1,803       72,123       24,036      258,072    1,583,356      260,417
Contract purchase payments                    73,976        5,647      176,092       81,752        5,314      590,071      139,317
Net transfers(1)                              71,904        3,945      125,456       14,541       94,957    1,209,599      350,692
Contract terminations:
   Surrender benefits and contract
     charges                                 (15,778)        (310)        (699)        (951)     (10,508)     (53,161)     (26,980)
   Death benefits                             (7,040)          --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             325,305       11,085      372,972      119,378      347,835    3,329,865      723,446
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    WSMC7         EMU         WMSS2        WMSS4        WMSS7         JUS         WUSE2
OPERATIONS

Investment income (loss) -- net          $    (8,598) $     3,054  $      (247) $      (142) $     1,639  $   (11,648) $    (1,639)
Net realized gain (loss) on sales of
  investments                                (35,258)      (6,759)         269       (3,804)      10,010      (65,336)      (6,385)
Distributions from capital gains                  --       31,187           20       19,556       23,642           --           --
Net change in unrealized appreciation
  or depreciation of investments            (108,807)     (25,983)          70      (18,419)     (10,790)     (87,574)     (11,557)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (152,663)       1,499          112       (2,809)      24,501     (164,558)     (19,581)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   283,860       88,382       41,223      413,528       97,943      102,381       18,525
Net transfers(1)                             346,624      423,995        4,018      295,717      241,484      (54,479)      54,174
Annuity payments                                  --           --           --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                 (48,321)     (38,163)        (343)      (7,607)      (3,619)     (87,448)     (16,671)
   Death benefits                             (8,658)          --           --           --           --      (16,872)          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               573,505      474,214       44,898      701,638      335,808      (56,418)      56,028
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              904,964      198,167        2,980      113,108      288,425    1,249,000      131,576
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 1,325,806  $   673,880  $    47,990  $   811,937  $   648,734  $ 1,028,024  $   168,023
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year     1,377,521      169,587        2,680      101,588      245,054    1,247,373      143,872
Contract purchase payments                   520,533       71,278       34,906      342,134       83,001      106,890       23,007
Net transfers(1)                             628,252      336,168        3,739      253,889      195,828      (55,876)      64,477
Contract terminations:
   Surrender benefits and contract
     charges                                 (94,385)     (30,698)        (298)      (6,402)      (2,924)     (97,182)     (19,167)
   Death benefits                            (15,883)          --           --           --           --      (18,502)          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           2,416,038      546,335       41,027      691,209      520,959    1,182,703      212,189
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)     WUSE4       WUSE7         JGL         WGLI2        WGLI4        WGLI7        WITO2
OPERATIONS

Investment income (loss) -- net          $    (8,217) $    (4,559) $    25,045  $     3,851  $     5,216  $     8,154  $      (417)
Net realized gain (loss) on sales of
  investments                                (18,939)      (4,278)         (43)        (157)          22           (1)        (553)
Distributions from capital gains                  --           --           --           --           --           --           --
Net change in unrealized appreciation
  or depreciation of investments             (93,709)     (84,023)      (8,256)       2,515          462       (1,124)     (10,696)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (120,865)     (92,860)      16,746        6,209        5,700        7,029      (11,666)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   219,704      376,825      107,108          256       40,583      142,096        2,220
Net transfers(1)                             506,707      143,985      451,928        4,848       27,684       53,640        3,079
Annuity payments                                  --           --           --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                 (21,595)     (19,329)     (25,766)     (14,063)      (3,490)        (761)        (294)
   Death benefits                                 --           --      (35,095)          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               704,816      501,481      498,175       (8,959)      64,777      194,975        5,005
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              580,469      671,130      414,551      195,906      143,818       99,166       30,203
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 1,164,420  $ 1,079,751  $   929,472  $   193,156  $   214,295  $   301,170  $    23,542
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year       633,100      729,581      397,531      184,133      134,957       92,869       45,008
Contract purchase payments                   258,708      467,937      100,762          234       37,541      130,810        3,734
Net transfers(1)                             599,973      177,855      420,940        4,501       25,282       49,377        5,690
Contract terminations:
   Surrender benefits and contract
     charges                                 (27,090)     (23,148)     (23,967)     (12,742)      (3,104)        (704)        (671)
   Death benefits                                 --           --      (32,789)          --           --           --           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           1,464,691    1,352,225      862,477      176,126      194,676      272,352       53,761
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)     WITO4       WITO5        WITO7         JMC         WMCV2        WMCV4        WMCV7
OPERATIONS

Investment income (loss) -- net          $    (6,411) $    (1,347) $    (2,321) $       529  $      (468) $      (304) $       (97)
Net realized gain (loss) on sales of
  investments                                (58,951)      (6,349)     (27,744)         273        1,669        3,270        7,549
Distributions from capital gains                  --           --           --       17,547        7,834       69,739       74,165
Net change in unrealized appreciation
  or depreciation of investments            (123,508)     (36,529)     (55,515)       8,245        3,024       38,046       46,609
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (188,870)     (44,225)     (85,580)      26,594       12,059      110,751      128,226
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    81,488      108,417       82,530      158,955       42,473      351,077      283,430
Net transfers(1)                             275,744       29,845       16,079      131,077       84,495      664,015      388,448
Annuity payments                                  --           --           --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                 (65,624)        (188)      (8,454)      (7,551)     (21,050)     (22,122)      (7,713)
   Death benefits                                 --           --       (3,650)          --           --       (5,216)          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               291,608      138,074       86,505      282,481      105,918      987,754      664,165
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              393,965       47,835      209,201       80,935       52,941      434,433      840,786
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $   496,703  $   141,684  $   210,126  $   390,010  $   170,918  $ 1,532,938  $ 1,633,177
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year       583,783       71,010      310,218       63,998       37,489      307,184      593,200
Contract purchase payments                   157,577      190,874      169,419      121,496       28,477      241,033      191,116
Net transfers(1)                             543,598       60,186       18,262       99,752       57,773      452,695      261,691
Contract terminations:
   Surrender benefits and contract
     charges                                (156,339)        (430)     (16,014)      (5,717)     (13,915)     (15,087)      (5,238)
   Death benefits                                 --           --       (6,491)          --           --       (3,720)          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           1,128,619      321,640      475,394      279,529      109,824      982,105    1,040,769
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)    WGIS2        WGIS4        WGIS5        WGIS7         EUT         WUTS2        WUTS4
OPERATIONS

Investment income (loss) -- net          $      (847) $    (8,917) $    (1,142) $    (6,216) $    55,165  $     4,887  $    44,317
Net realized gain (loss) on sales of
  investments                                 (2,753)      (8,606)      (3,379)     (19,108)    (139,747)     (14,498)     (89,665)
Distributions from capital gains               1,367       16,739        1,904       16,430      243,380       28,375      221,195
Net change in unrealized appreciation
  or depreciation of investments             (10,905)    (129,248)     (13,558)    (108,510)    (947,847)    (131,660)  (1,030,525)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (13,138)    (130,032)     (16,175)    (117,404)    (789,049)    (112,896)    (854,678)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    19,287      350,430       51,194      351,505      439,462       64,454      695,179
Net transfers(1)                              16,052      626,724       89,994      489,569      556,622      104,111    1,279,370
Annuity payments                                  --           --           --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                  (7,664)     (32,753)      (8,560)     (26,340)    (236,689)      (8,895)     (66,894)
   Death benefits                                 --       (7,582)          --           --      (12,326)          --       (3,020)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                27,675      936,819      132,628      814,734      747,069      159,670    1,904,635
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               58,298      391,720       68,441      504,736    2,461,523      310,907    1,936,732
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $    72,835  $ 1,198,507  $   184,894  $ 1,202,066  $ 2,419,543  $   357,681  $ 2,986,689
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year        57,344      384,560       67,158      488,042    1,938,883      365,692    2,082,905
Contract purchase payments                    19,891      386,386       55,625      395,415      386,694       84,407      832,716
Net transfers(1)                              18,787      695,083      106,210      545,711      453,692      127,995    1,474,036
Contract terminations:
   Surrender benefits and contract
     charges                                  (9,351)     (38,232)     (10,036)     (29,354)    (217,063)     (10,883)     (85,762)
   Death benefits                                 --       (7,487)          --           --      (12,234)          --       (4,212)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              86,671    1,420,310      218,957    1,399,814    2,549,972      567,211    4,299,683
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                         -----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)      WUTS7        EPL         WIGR2        WIGR4        WIGR7         EPT         WVIS2
OPERATIONS

Investment income (loss) -- net          $    25,605  $   (22,711) $    (5,494) $   (40,177) $   (22,798) $    (8,016) $    (4,925)
Net realized gain (loss) on sales of
  investments                                (54,643)    (546,230)      (6,619)    (102,546)     (83,098)     (41,274)     (20,906)
Distributions from capital gains             112,235      260,377       44,638      342,521      274,919       61,059       32,745
Net change in unrealized appreciation
  or depreciation of investments            (514,646)    (306,534)    (128,927)  (1,007,222)    (768,282)    (237,759)    (132,288)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (431,449)    (615,098)     (96,402)    (807,424)    (599,259)    (225,990)    (125,374)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                   486,013      247,528       49,298      580,988      362,181      151,448       42,412
Net transfers(1)                             578,459     (422,501)     106,017    1,076,902      546,522      245,880      154,715
Annuity payments                                  --           --           --           --           --           --           --
Contract terminations:
   Surrender benefits and contract
     charges                                (158,540)    (140,195)      (5,728)    (124,451)    (183,502)     (17,838)     (32,886)
   Death benefits                               (392)     (31,188)          --      (19,697)     (11,525)          --           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               905,540     (346,356)     149,587    1,513,742      713,676      379,490      164,241
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year            1,136,583    2,612,896      373,926    2,872,652    2,435,526      563,224      281,989
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $ 1,610,674  $ 1,651,442  $   427,111  $ 3,578,970  $ 2,549,943  $   716,724  $   320,856
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year     1,219,846    2,191,500      499,119    3,826,870    2,927,032      402,506      384,009
Contract purchase payments                   592,950      236,938       79,291      874,009      520,542      144,956       73,050
Net transfers(1)                             697,416     (483,187)     160,903    1,634,078      739,994      251,913      275,674
Contract terminations:
   Surrender benefits and contract
     charges                                (201,714)    (140,260)      (9,390)    (211,261)    (265,118)     (17,873)     (64,600)
   Death benefits                               (525)     (29,550)          --      (29,710)     (16,390)          --           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year           2,307,973    1,775,441      729,923    6,093,986    3,906,060      781,502      668,133
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        WVIS4         WVIS7      WAAL2         WAAL4       WAAL5       WAAL7      WCBD2
OPERATIONS

Investment income (loss)-- net               $   (38,500) $   (26,858) $      174   $   16,482  $    1,304  $   17,794  $   46,287
Net realized gain (loss) on sales of
  investments                                   (227,517)    (149,738)    (38,398)     (86,298)     (4,538)    (34,963)        848
Distributions from capital gains                 278,475      263,599      43,666      217,748      11,556     106,943          --
Net change in unrealized appreciation or
  depreciation of investments                 (1,096,762)  (1,063,389)   (114,746)    (731,806)    (34,030)   (311,966)      7,609
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (1,084,304)    (976,386)   (109,304)    (583,874)    (25,708)   (222,192)     54,744
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       404,438      498,736     283,916    1,053,578     238,993   1,180,304       6,400
Net transfers(1)                               1,468,237      611,642     405,059    4,075,919     153,168   2,025,879     215,959
Annuity payments                                      --           --          --           --          --      (1,198)         --
Contract terminations:
   Surrender benefits and contract charges      (221,265)    (186,289)    (75,583)    (545,472)    (40,875)    (88,512)     (2,356)
   Death benefits                                (36,490)     (14,941)         --      (31,831)         --        (865)         --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 1,614,920      909,148     613,392    4,552,194     351,286   3,115,608     220,003
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                2,421,874    2,376,588   1,012,035    5,302,340     199,259   1,999,142     841,488
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 2,952,490  $ 2,309,350  $1,516,123   $9,270,660  $  524,837  $4,892,558  $1,116,235
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year         3,254,505    3,180,041   1,029,111    5,333,377     201,321   2,012,467     793,370
Contract purchase payments                       686,525      848,964     296,718      911,543     255,320   1,278,280       5,950
Net transfers(1)                               2,720,673    1,086,366     441,277    4,428,926     167,887   2,169,016     200,029
Contract terminations:
   Surrender benefits and contract charges      (462,164)    (367,929)    (82,416)    (376,475)    (44,407)   (116,055)     (2,139)
   Death benefits                                (77,368)     (30,415)         --      (34,692)         --        (972)         --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               6,122,171    4,717,027   1,684,690   10,262,679     580,121   5,342,736     997,210
==================================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001(CONTINUED)         WCBD4         WCBD5      WCBD7         WEQI2       WEQI4       WEQI5       WEQI7
OPERATIONS

Investment income (loss) -- net              $    52,151   $    5,344  $   35,585   $   (1,462) $   (5,601) $   (1,010) $   (3,066)
Net realized gain (loss) on sales of
  investments                                      4,965          302       4,439         (695)    (11,839)       (428)     (4,673)
Distributions from capital gains                      --           --          --       10,325      41,306       7,488      45,982
Net change in unrealized appreciation or
  depreciation of investments                     (3,472)        (123)     (3,444)     (21,309)    (97,529)    (12,762)   (135,378)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       53,644        5,523      36,580      (13,141)    (73,663)     (6,712)    (97,135)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       267,352       59,337     235,380      232,033     550,838      93,699     521,447
Net transfers(1)                                 619,015       57,871     414,971      135,608     826,993     310,274     509,163
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges       (54,477)      (6,125)    (61,659)      (6,186)    (37,683)    (18,059)   (128,199)
   Death benefits                                (12,871)          --          --           --     (32,191)         --     (10,149)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   819,019      111,083     588,692      361,455   1,307,957     385,914     892,262
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  684,398       57,650     441,102      138,602     946,308     202,394   1,363,086
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 1,557,061   $  174,256  $1,066,374   $  486,916  $2,180,602  $  581,596  $2,158,213
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           644,425       54,293     407,944      123,221     834,162     179,565   1,203,849
Contract purchase payments                       242,015       54,381     208,206      222,325     524,166      89,087     488,141
Net transfers(1)                                 560,803       51,830     373,039      126,124     783,959     302,169     479,264
Contract terminations:
   Surrender benefits and contract charges       (48,804)      (5,503)    (55,464)      (5,805)    (35,485)    (17,326)   (121,315)
   Death benefits                                (12,091)          --          --           --     (30,490)         --      (9,444)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,386,348      155,001     933,725      465,865   2,076,312     553,495   2,040,495
==================================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)         WEQV2        WEQV4       WEQV5        WEQV7       WGRO2       WGRO4       WGRO5
OPERATIONS

Investment income (loss) -- net              $    (3,564)  $   (3,106) $     (513)  $   (1,983) $   (1,812) $   (5,627) $   (1,585)
Net realized gain (loss) on sales of
  investments                                        178       (2,270)         36       (6,073)     (5,530)    (28,245)    (14,939)
Distributions from capital gains                      --           --          --           --       9,540      32,871       8,207
Net change in unrealized appreciation or
  depreciation of investments                    (21,176)     (22,522)       (887)     (12,891)    (29,087)    (85,379)    (18,807)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (24,562)     (27,898)     (1,364)     (20,947)    (26,889)    (86,380)    (27,124)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        50,152      196,637      90,121       79,412      19,734      38,405      60,629
Net transfers(1)                                  25,742      164,403      20,935      180,345      27,576     145,868      (5,356)
Annuity payments                                      --           --          --         (390)         --          --          --
Contract terminations:
   Surrender benefits and contract charges        (2,340)      (8,390)     (5,391)      (3,684)     (3,654)    (21,229)    (27,450)
   Death benefits                                     --           --          --           --          --      (8,791)         --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    73,554      352,650     105,665      255,683      43,656     154,253      27,823
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  329,724      207,928      15,297      233,280     102,031     350,565     131,346
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   378,716   $  532,680  $  119,598   $  468,016  $  118,798  $  418,438  $  132,045
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           302,289      190,952      14,039      213,297     117,272     402,281     150,650
Contract purchase payments                        52,073      190,678      88,934       79,889      24,627      54,092      84,234
Net transfers(1)                                  26,329      156,993      21,255      173,267      35,458     187,416      (7,846)
Contract terminations:
   Surrender benefits and contract charges        (2,326)      (8,460)     (5,302)      (9,408)     (5,214)    (29,619)    (36,921)
   Death benefits                                     --           --          --           --          --     (11,122)         --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 378,365      530,163     118,926      457,045     172,143     603,048     190,117
==================================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        WGRO7        WIEQ2        WIEQ4        WIEQ5       WIEQ7       WLCG2       WLCG4
OPERATIONS

Investment income (loss) -- net              $    (2,725)  $      (13) $   (2,165)  $     (196) $   (1,434) $  (23,858) $ (114,122)
Net realized gain (loss) on sales of
  investments                                    (55,855)          (1)       (525)         (62)    (11,796)    (38,615)   (202,930)
Distributions from capital gains                  20,561           --          --           --          --         506       2,868
Net change in unrealized appreciation or
  depreciation of investments                    (16,930)         (48)    (21,843)        (327)     (6,323)   (278,021) (1,477,995)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (54,949)         (62)    (24,533)        (585)    (19,553)   (339,988) (1,792,179)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        27,616          598      87,863       27,287      52,548     209,804   1,862,485
Net transfers(1)                                  64,382          925      59,305       19,965      56,195     524,861   3,464,568
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges       (45,827)          --      (1,899)      (2,485)    (27,227)    (56,982)   (404,322)
   Death benefits                                     --           --          --           --          --          --     (57,192)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                                   46,171        1,523     145,269       44,767      81,516     677,683   4,865,539
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  232,668           --      92,973           90      99,096   1,380,781   6,446,498
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   223,890   $    1,461  $  213,709   $   44,272  $  161,059  $1,718,476  $9,519,858
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           266,434           --     104,440          101     111,178   1,453,928   6,802,026
Contract purchase payments                        39,687          760     113,340       35,862      66,898     288,291   2,344,689
Net transfers(1)                                  78,370        1,237      75,129       27,745      72,468     670,540   4,359,055
Contract terminations:
   Surrender benefits and contract charges       (63,276)          --      (2,603)      (3,436)    (32,562)    (78,096)   (545,380)
   Death benefits                                     --           --          --           --          --          --     (78,045)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 321,215        1,997     290,306       60,272     217,982   2,334,663  12,882,345
==================================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)           WLCG5        WLCG7       WMMK2        WMMK4       WMMK5       WMMK7       WSCG2
OPERATIONS

Investment income (loss) -- net              $   (16,108)  $  (90,833) $   18,862   $  116,228  $    8,120  $   26,039  $   (4,084)
Net realized gain (loss) on sales of
  investments                                    (28,783)    (198,046)          1         (999)        199         373     (32,351)
Distributions from capital gains                     408        2,601          --           --          --          --          --
Net change in unrealized appreciation or
  depreciation of investments                   (188,983)  (1,518,260)        931        6,202         117         750     (22,930)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (233,466)  (1,804,538)     19,794      121,431       8,436      27,162     (59,365)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       331,233    1,446,103     110,477    2,393,466     396,868     978,553      72,993
Net transfers(1)                                 637,393    2,018,813     534,727    2,503,080      49,589   1,049,208      84,859
Annuity payments                                      --         (384)         --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges       (62,391)    (480,674)    (58,475)    (490,769)    (25,671)   (147,794)    (23,035)
   Death benefits                                     --      (26,656)         --      (97,175)         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   906,235    2,957,202     586,729    4,308,602     420,786   1,879,967     134,817
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  840,600    7,337,677     683,717    3,907,563     316,841     328,752     218,256
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 1,513,369   $8,490,341  $1,290,240   $8,337,596  $  746,063  $2,235,881  $  293,708
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           886,594    7,702,001     668,101    3,801,457     309,025     317,064     392,891
Contract purchase payments                       414,005    1,868,720     106,801    2,300,679     379,672     936,113     180,112
Net transfers(1)                                 829,073    2,546,718     517,471    2,402,959      47,660     992,979     196,841
Contract terminations:
   Surrender benefits and contract charges       (83,308)    (652,267)    (56,488)    (469,018)    (24,630)   (140,528)    (57,898)
   Death benefits                                     --      (36,070)         --      (92,595)         --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               2,046,364   11,429,102   1,235,885    7,943,482     711,727   2,105,628     711,946
==================================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                                                ----------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                                           WSCG4       WSCG5       WSCG7
OPERATIONS

Investment income (loss) -- net                                                                 $  (19,200) $   (4,380) $  (14,461)
Net realized gain (loss) on sales of
  investments                                                                                      (71,596)    (15,037)   (140,806)
Distributions from capital gains                                                                        --          --          --
Net change in unrealized appreciation or
  depreciation of investments                                                                     (231,227)    (29,612)   (190,513)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                       (322,023)    (49,029)   (345,780)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                                         339,794     154,916     218,066
Net transfers(1)                                                                                   604,186     224,340     245,904
Annuity payments                                                                                        --          --          --
Contract terminations:
   Surrender benefits and contract charges                                                         (39,900)     (9,218)    (69,639)
   Death benefits                                                                                   (5,646)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                                                                     898,434     370,038     394,331
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                  1,080,782     154,859   1,297,542
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                       $1,657,193  $  475,868  $1,346,093
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                           1,922,955     278,189   2,319,437
Contract purchase payments                                                                         778,851     352,592     520,323
Net transfers(1)                                                                                 1,402,127     538,894     563,728
Contract terminations:
   Surrender benefits and contract charges                                                         (94,819)    (23,284)   (172,326)
   Death benefits                                                                                  (13,356)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                 3,995,758   1,146,391   3,231,162
==================================================================================================================================



(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                  WBCA2(1)     WBCA4(1)    WBCA5(1)     WBCA7(1)         ECR    WCAR2(1)    WCAR4(1)
OPERATIONS

Investment income (loss) -- net              $      (203)  $     (914) $       (7)  $     (720)$ 1,174,200  $      597  $    5,358
Net realized gain (loss) on investments             (203)         (16)        407            3     107,921          (2)        (11)
Net change in unrealized appreciation or
  depreciation of investments                     (6,370)     (33,262)       (420)     (34,957) (3,989,879)     (1,346)    (10,626)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (6,776)     (34,192)        (20)     (35,674) (2,707,758)       (751)     (5,279)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        15,223      295,454          --      294,885     898,820         292      71,902
Net transfers(2)                                 110,070      111,045       4,852       76,790   1,432,607      11,257      15,712
Annuity payments                                      --           --          --           --        (473)         --          --
Contract terminations:
   Surrender benefits and contract charges          (249)      (1,406)         --       (2,579) (1,106,354)         --          --
   Death benefits                                     --           --          --           --    (119,354)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   125,044      405,093       4,852      369,096   1,105,246      11,549      87,614
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --          --           --  13,644,170          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   118,268   $  370,901  $    4,832   $ 333,422  $12,041,658  $   10,798  $   82,335
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --          --           --   5,864,252          --          --
Contract purchase payments                        15,302      289,361          --      288,145     480,091         313      81,994
Net transfers(2)                                 114,691      118,348       5,289       78,832     652,356      12,738      17,358
Contract terminations:
   Surrender benefits and contract charges          (268)      (1,545)         --       (2,597)   (585,372)         --          --
   Death benefits                                     --           --          --           --     (53,815)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 129,725      406,164       5,289      364,380   6,357,512      13,051      99,352
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WCAR7(1)     WDEI2(1)    WDEI4(1)     WDEI5(1)    WDEI7(1)       EIA      WEXI2(1)
OPERATIONS

Investment income (loss) -- net              $     5,930   $       (6) $      (77)  $       (8) $      (60) $   20,973  $    1,830
Net realized gain (loss) on investments              494           --          (1)          --          33      (6,661)        (71)
Net change in unrealized appreciation or
  depreciation of investments                    (11,895)         (19)      1,410          147       2,734     (50,312)     (5,509)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                        (5,471)         (25)      1,332          139       2,707     (36,000)     (3,750)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        30,624        3,193      59,080        2,848      60,013     326,400      47,612
Net transfers(2)                                  30,279           --       7,429        4,952      43,608     248,696      11,275
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges          (365)          --          --           --        (322)     (2,866)       (646)
   Death benefits                                     --           --          --           --          --     (45,830)         --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    60,538        3,193      66,509        7,800     103,299     526,400      58,241
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --          --           --          --       7,726          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $    55,067   $    3,168  $   67,841   $    7,939  $  106,006  $  498,126  $   54,491
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --          --           --          --       7,716          --
Contract purchase payments                        34,256        2,939      55,725        2,742      56,900     341,583      50,803
Net transfers(2)                                  32,493           --       7,102        4,608      41,382     263,592      12,196
Contract terminations:
   Surrender benefits and contract charges          (440)          --          --           --        (311)     (3,062)       (735)
   Death benefits                                     --           --          --           --          --     (53,416)         --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  66,309        2,939      62,827        7,350      97,971     556,413      62,264
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WEXI4(1)     WEXI7(1)    WFDI2(1)     WFDI4(1)    WFDI5(1)    WFDI7(1)      EGD
OPERATIONS

Investment income (loss) -- net              $     6,111   $    4,738  $    3,238   $    4,476  $      734  $    1,480  $  348,747
Net realized gain (loss) on investments              (75)        (113)         12           14           1          (4)     72,536
Net change in unrealized appreciation or
  depreciation of investments                    (19,073)     (14,883)      6,040        7,018         898       2,256  (1,137,292)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       (13,037)     (10,258)      9,290       11,508       1,633       3,732    (716,009)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       142,163      117,096      48,444      195,286      37,383      55,362   1,763,702
Net transfers(2)                                  61,827       51,466     290,755      139,817       2,476      74,760   1,381,484
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges          (858)      (1,372)       (535)      (1,326)         --        (291)   (362,293)
   Death benefits                                     --           --          --           --          --          --     (15,459)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   203,132      167,190     338,664      333,777      39,859     129,831   2,767,434
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --          --           --          --          --   3,684,613
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   190,095   $  156,932  $  347,954   $  345,285  $   41,492  $  133,563  $5,736,038
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --          --           --          --          --   2,140,748
Contract purchase payments                       150,594      122,464      48,591      192,870      36,843      53,963   1,038,976
Net transfers(2)                                  67,272       54,247     282,796      136,256       2,402      71,697     781,895
Contract terminations:
   Surrender benefits and contract charges          (929)      (1,465)       (517)      (1,296)         --        (302)   (235,255)
   Death benefits                                     --           --          --           --          --          --      (9,367)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 216,937      175,246     330,870      327,830      39,245     125,358   3,716,997
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WNDM2(1)     WNDM4(1)    WNDM7(1)     WSCA2(1)    WSCA4(1)    WSCA5(1)    WSCA7(1)
OPERATIONS

Investment income (loss) -- net              $    23,150   $   42,612  $   55,594   $      939  $    1,707  $      380  $     203
Net realized gain (loss) on investments             (871)        (874)        467         (224)        (79)         (2)        (74)
Net change in unrealized appreciation or
  depreciation of investments                    (56,613)    (121,551)   (154,375)      (1,109)     (2,389)       (686)       (570)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (34,334)     (79,813)    (98,314)        (394)       (761)       (308)       (441)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        69,482      378,492     627,921       19,106      34,040         301       6,625
Net transfers(2)                                 380,587      450,619     367,138       26,277      39,319      14,621       2,388
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges            --       (1,529)     (1,028)      (9,636)         --          --        (235)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   450,069      827,582     994,031       35,747      73,359      14,922       8,778
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   415,735   $  747,769  $  895,717   $   35,353  $   72,598  $   14,614  $    8,337
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --          --           --          --          --          --
Contract purchase payments                        73,076      386,440     645,475       21,206      37,988         338       6,940
Net transfers(2)                                 410,251      483,237     393,236       28,993      42,971      15,953       2,643
Contract terminations:
   Surrender benefits and contract charges            --       (1,778)     (1,172)     (10,707)         --          --        (305)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 483,327      867,899   1,037,539       39,492      80,959      16,291       9,278
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)       ECA         WCAP2(1)    WCAP4(1)     WCAP7(1)      EVA       WVAL2(1)    WVAL4(1)
OPERATIONS

Investment income (loss) -- net              $    76,543   $    2,073  $   40,625   $   27,047 $   542,478  $   42,376  $  152,862
Net realized gain (loss) on investments            1,284         (107)       (113)        (988)     42,605      (3,299)     (1,790)
Net change in unrealized appreciation or
  depreciation of investments                   (846,955)     (25,889)   (355,991)    (262,025) (3,424,581)   (173,738)   (593,651)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (769,128)     (23,923)   (315,479)    (235,966) (2,839,498)   (134,661)   (442,579)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     2,834,957       77,992   1,162,133      822,924   6,093,634     628,302   2,653,577
Net transfers(2)                               1,734,526       58,125   1,086,110      700,185   4,613,207     728,122   2,020,991
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges       (66,825)        (511)     (8,906)      (2,861)   (916,020)    (19,073)    (25,702)
   Death benefits                                     --           --          --           --     (93,774)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 4,502,658      135,606   2,239,337    1,520,248   9,697,047   1,337,351   4,648,866
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   80,940           --          --           --   9,698,008          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 3,814,470   $  111,683  $1,923,858   $1,284,282 $16,555,557  $1,202,690  $4,206,287
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year            56,612           --          --           --   5,637,595          --          --
Contract purchase payments                     1,887,816       84,200   1,312,387      911,904   3,684,228     672,699   2,895,687
Net transfers(2)                               1,145,256       65,217   1,260,142      798,691   2,756,099     833,319   2,336,163
Contract terminations:
   Surrender benefits and contract charges       (53,036)        (617)    (11,875)      (3,815)   (631,738)    (23,005)    (31,731)
   Death benefits                                     --           --          --           --     (57,733)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               3,036,648      148,800   2,560,654    1,706,780  11,388,451   1,483,013   5,200,119
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WVAL7(1)       ESR       WSRG2(1)     WSRG4(1)    WSRG7(1)    WISE2(1)    WISE4(1)
OPERATIONS

Investment income (loss) -- net              $   185,591   $     (114) $      204   $    3,099  $    3,225  $    2,835  $    5,055
Net realized gain (loss) on investments           (4,651)        (296)        155         (340)       (666)         10         159
Net change in unrealized appreciation or
  depreciation of investments                   (777,824)     (55,497)     (8,442)     (96,248)    (98,956)      4,184      11,152
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (596,884)     (55,907)     (8,083)     (93,489)    (96,397)      7,029      16,366
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     3,375,602       84,742      28,154      541,218     587,417       8,702     117,003
Net transfers(2)                               2,134,087      278,768      43,501      461,065     262,818     159,560     154,058
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges       (43,918)      (2,635)         --         (710)     (1,842)       (274)     (3,023)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 5,465,771      360,875      71,655    1,001,573     848,393     167,988     268,038
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --      151,441          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 4,868,887   $  456,409  $   63,572   $  908,084  $  751,996  $  175,017  $  284,404
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --      123,239          --           --          --          --          --
Contract purchase payments                     3,623,027       70,730      26,902      543,072     568,885       9,084     127,175
Net transfers(2)                               2,413,237      231,567      43,849      466,497     266,810     167,870     162,512
Contract terminations:
   Surrender benefits and contract charges       (54,220)      (2,199)         --         (789)     (2,047)       (291)     (3,130)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               5,982,044      423,337      70,751    1,008,780     833,648     176,663     286,557
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WISE5(1)     WISE7(1)      ERE        WRES2(1)    WRES4(1)    WRES7(1)    WSMC2(1)
OPERATIONS

Investment income (loss) -- net              $       680   $    2,215  $    3,442   $       (5)  $    (288)  $     (71) $     (781)
Net realized gain (loss) on investments                3          841       9,177           --          64          28        (569)
Net change in unrealized appreciation or
  depreciation of investments                        953        4,731      20,303          141       3,565       3,677     (23,574)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        1,636        7,787      32,922          136       3,341       3,634     (24,924)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        15,348       36,568      78,010          298      81,801      28,797     110,182
Net transfers(2)                                  17,099       74,747     142,047        1,695          --          --      71,556
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges            --         (296)       (143)          --          --        (315)       (879)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    32,447      111,019     219,914        1,993      81,801      28,482     180,859
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --         859           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $    34,083   $  118,806  $  253,695   $    2,129   $  85,142   $  32,116  $  155,935
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --         889           --          --          --          --
Contract purchase payments                        16,120       35,645      70,678          295      72,123      24,341     153,638
Net transfers(2)                                  18,201       67,073     130,796        1,508          --          --     105,716
Contract terminations:
   Surrender benefits and contract charges            --         (313)       (120)          --          --        (305)     (1,282)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  34,321      102,405     202,243        1,803      72,123      24,036     258,072
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WSMC4(1)     WSMC5(1)    WSMC7(1)       EMU       WMSS2(1)    WMSS4(1)    WMSS7(1)
OPERATIONS

Investment income (loss) -- net              $    (3,070)  $     (629) $   (4,130)  $    3,416  $      (25) $     (600) $     (989)
Net realized gain (loss) on investments           (3,609)          35      (2,020)         288          80          23         111
Net change in unrealized appreciation or
  depreciation of investments                   (148,124)     (21,080)   (157,656)      17,841         187       8,217      18,991
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (154,803)     (21,674)   (163,806)      21,545         242       7,640      18,113
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       395,562      106,450     713,350       27,001         231      66,078     116,528
Net transfers(2)                                 804,681       73,195     356,110      125,485       2,507      39,390     154,154
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges       (10,213)          --        (690)      (8,186)         --          --        (370)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 1,190,030      179,645   1,068,770      144,300       2,738     105,468     270,312
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --          --       32,322          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 1,035,227   $  157,971  $  904,964   $  198,167  $    2,980  $  113,108  $  288,425
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --          --       30,888          --          --          --
Contract purchase payments                       513,299      156,134     909,434       24,922         298      64,131     107,057
Net transfers(2)                               1,085,769      104,283     469,132      121,306       2,382      37,457     138,311
Contract terminations:
   Surrender benefits and contract charges       (15,712)          --      (1,045)      (7,529)         --          --        (314)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,583,356      260,417   1,377,521      169,587       2,680     101,588     245,054
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)       JUS        WUSE2(1)    WUSE4(1)     WUSE7(1)      JGL       WGLI2(1)    WGLI4(1)
OPERATIONS

Investment income (loss)-- net               $     3,216   $      843  $    3,543   $    4,704  $   33,655  $   16,666  $   12,509
Net realized gain (loss) on investments            7,831          (37)     (1,363)         669        (730)        103        (195)
Net change in unrealized appreciation or
  depreciation of investments                   (137,711)     (13,525)    (49,476)     (69,233)    (15,294)    (10,496)     (6,397)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (126,664)     (12,719)    (47,296)     (63,860)     17,631       6,273       5,917
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       530,544       73,029     335,445      560,921     137,658     182,964     131,294
Net transfers(2)                                 855,185       71,762     298,593      174,774     269,344       6,938       6,607
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges      (549,828)        (496)     (6,273)        (705)    (43,369)       (269)         --
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   835,901      144,295     627,765      734,990     363,633     189,633     137,901
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  539,763           --          --           --      33,287          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 1,249,000   $  131,576  $  580,469   $  671,130  $  414,551  $  195,906  $  143,818
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           480,470           --          --           --      34,328          --          --
Contract purchase payments                       499,815       72,650     333,408      556,124     135,499     177,693     128,588
Net transfers(2)                                 788,140       71,750     306,082      174,231     269,405       6,697       6,369
Contract terminations:
   Surrender benefits and contract charges      (521,052)        (528)     (6,390)        (774)    (41,701)       (257)         --
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               1,247,373      143,872     633,100      729,581     397,531     184,133     134,957
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WGLI7(1)     WITO2(2)    WITO42       WITO5(2)    WITO7(2)      JMC       WMCV2(1)
OPERATIONS

Investment income (loss) -- net              $     8,153   $     (236) $   (1,995)  $     (229) $     (839) $    1,885  $    1,257
Net realized gain (loss) on investments              294       (1,093)     (2,011)        (219)       (343)     (5,152)        150
Net change in unrealized appreciation or
  depreciation of investments                     (4,950)      (9,993)   (132,358)     (15,697)    (72,672)      3,426       3,688
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        3,497      (11,322)   (136,364)     (16,145)    (73,854)        159       5,095
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        43,091       41,664     326,952       51,552     162,653      45,182       5,701
Net transfers(3)                                  52,971         (139)    203,377       12,428     121,602      60,601      42,145
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges          (393)          --          --           --      (1,200)   (102,102)         --
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    95,669       41,525     530,329       63,980     283,055       3,681      47,846
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --          --           --          --      77,095          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $    99,166   $   30,203  $  393,965   $   47,835  $  209,201  $   80,935  $   52,941
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --          --           --          --      78,800          --
Contract purchase payments                        42,085       44,618     341,751       57,605     170,593       8,033       4,576
Net transfers(3)                                  51,186          390     242,032       13,405     141,174      58,198      32,913
Contract terminations:
   Surrender benefits and contract charges          (402)          --          --           --      (1,549)    (81,033)         --
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  92,869       45,008     583,783       71,010     310,218      63,998      37,489
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WMCV4(1)     WMCV7(1)    WGIS2(1)     WGIS4(1)    WGIS5(1)    WGIS7(1)      EUT
OPERATIONS

Investment income (loss) -- net              $    11,342   $   23,031  $     (331)  $   (1,824) $     (143) $   (1,806) $   13,066
Net realized gain (loss) on investments            1,974        2,331        (119)        (259)         (5)       (244)     (2,288)
Net change in unrealized appreciation or
  depreciation of investments                     31,468       78,375        (971)      (5,325)     (1,006)     (7,287)      7,071
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       44,784      103,737      (1,421)      (7,408)     (1,154)     (9,337)     17,849
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       196,296      268,329      41,165      255,240      44,241     379,904   1,316,568
Net transfers(2)                                 193,353      469,153      19,169      145,138      25,354     135,351   1,118,833
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges            --         (433)       (615)      (1,250)         --      (1,182)    (28,017)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   389,649      737,049      59,719      399,128      69,595     514,073   2,407,384
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --          --           --          --          --      36,290
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   434,433   $  840,786  $   58,298   $  391,720  $   68,441  $  504,736  $2,461,523
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --          --           --          --          --      30,180
Contract purchase payments                       156,456      219,510      39,013      245,506      42,822     359,894   1,051,555
Net transfers(2)                                 150,728      374,101      18,934      140,259      24,336     129,312     891,436
Contract terminations:
   Surrender benefits and contract charges            --         (411)       (603)      (1,205)         --      (1,164)    (34,288)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 307,184      593,200      57,344      384,560      67,158     488,042   1,938,883
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WUTS2(1)     WUTS4(1)    WUTS7(1)        EPL      WIGR2(1)    WIGR4(1)    WIGR7(1)
OPERATIONS

Investment income (loss) -- net              $    (1,648)  $   (5,597) $   (4,415)  $   73,712  $   (1,448) $  (11,818) $   (9,778)
Net realized gain (loss) on investments             (527)        (358)      1,477      (58,863)     (1,002)       (146)     (2,458)
Net change in unrealized appreciation or
  depreciation of investments                      1,526       15,482      15,202     (203,865)     (6,253)    (89,569)    (96,996)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (649)       9,527      12,264     (189,016)     (8,703)   (101,533)   (109,232)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       206,218    1,060,700     691,373      909,491     218,647   1,309,332   1,379,297
Net transfers(2)                                 105,338      869,374     443,806    1,505,237     164,520   1,670,368   1,168,563
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges            --       (2,869)    (10,860)     (74,650)       (538)     (5,515)     (3,102)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   311,556    1,927,205   1,124,319    2,340,078     382,629   2,974,185   2,544,758
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --          --      461,834          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   310,907   $1,936,732  $1,136,583   $2,612,896  $  373,926  $2,872,652  $2,435,526
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --          --      346,626          --          --          --
Contract purchase payments                       242,609    1,145,657     753,721      710,605     281,091   1,647,569   1,550,887
Net transfers(2)                                 123,083      940,333     477,802    1,197,000     218,754   2,186,654   1,379,882
Contract terminations:
   Surrender benefits and contract charges            --       (3,085)    (11,677)     (62,731)       (726)     (7,353)     (3,737)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 365,692    2,082,905   1,219,846    2,191,500     499,119   3,826,870   2,927,032
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)       EPT         WVIS2(1)    WVIS4(1)     WVIS7(1)    WAAL2(1)    WAAL4(1)    WAAL5(1)
OPERATIONS

Investment income (loss) -- net              $    (2,561)  $   (1,604) $   (9,724)  $  (11,140) $   20,210  $   70,776  $    2,245
Net realized gain (loss) on investments             (206)      (1,267)     (4,201)         745      (1,439)    (10,277)       (225)
Net change in unrealized appreciation or
  depreciation of investments                    (65,814)     (44,314)   (327,101)    (366,406)    (50,330)   (223,783)     (5,651)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (68,581)     (47,185)   (341,026)    (376,801)    (31,559)   (163,284)     (3,631)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       339,856      268,575   1,501,215    2,037,417     642,529   3,175,693     129,130
Net transfers(2)                                 298,804       62,027   1,279,058      720,202     447,032   2,338,813      74,359
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges        (8,269)      (1,428)    (17,373)      (4,230)    (45,967)    (48,882)       (599)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   630,391      329,174   2,762,900    2,753,389   1,043,594   5,465,624     202,890
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    1,414           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   563,224   $  281,989  $2,421,874   $2,376,588  $1,012,035  $5,302,340  $  199,259
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               955           --          --           --          --          --          --
Contract purchase payments                       221,580      309,177   1,770,245    2,331,663     632,461   3,115,900     129,534
Net transfers(2)                                 185,877       76,559   1,507,737      854,018     442,255   2,266,853      72,393
Contract terminations:
   Surrender benefits and contract charges        (5,906)      (1,727)    (23,477)      (5,640)    (45,605)    (49,376)       (606)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 402,506      384,009   3,254,505    3,180,041   1,029,111   5,333,377     201,321
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WAAL7(1)     WCBD2(1)    WCBD4(1)     WCBD5(1)    WCBD7(1)    WEQI2(1)    WEQI4(1)
OPERATIONS

Investment income (loss) -- net              $    43,737   $    7,718  $   10,665   $      964  $    9,230  $      468  $    8,284
Net realized gain (loss) on investments           (1,304)          --         283           --         672         (52)        578
Net change in unrealized appreciation or
  depreciation of investments                    (99,906)      18,199      19,258        1,736      16,048       4,878      37,485
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (57,473)      25,917      30,206        2,700      25,950       5,294      46,347
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     1,228,635      127,686     390,556       25,955     293,513       4,368     470,837
Net transfers(2)                                 843,342      688,257     265,733       28,995     123,848     130,051     433,896
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges       (15,362)        (372)     (2,097)          --      (2,209)     (1,111)     (4,772)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                                2,056,615      815,571     654,192       54,950     415,152     133,308     899,961
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 1,999,142   $  841,488  $  684,398   $   57,650  $  441,102  $  138,602  $  946,308
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --          --           --          --          --          --
Contract purchase payments                     1,200,421      124,985     387,106       25,708     292,548       4,070     443,806
Net transfers(2)                                 827,563      668,744     259,375       28,585     117,539     120,178     394,741
Contract terminations:
   Surrender benefits and contract charges       (15,517)        (359)     (2,055)          --      (2,143)     (1,027)     (4,385)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               2,012,467      793,370     644,426       54,293     407,944     123,221     834,162
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WEQI5(1)     WEQI7(1)    WEQV2(1)     WEQV4(1)    WEQV5(1)    WEQV7(1)    WGRO2(1)
OPERATIONS

Investment income (loss) -- net              $     1,461   $   12,848  $     (680)  $     (528) $      (18) $     (159) $      864
Net realized gain (loss) on investments                5       (1,035)         14          207           1         389        (365)
Net change in unrealized appreciation or
  depreciation of investments                      6,157       44,839       3,520        6,818         451       6,944     (10,264)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                         7,623       56,652       2,854        6,497         434       7,174      (9,765)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       102,124      785,825     265,302      129,342       8,319     105,885       2,681
Net transfers(2)                                  95,149      521,734      62,266       72,089       6,544     120,611     109,550
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges        (2,502)      (1,125)       (698)          --          --        (390)       (435)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   194,771    1,306,434     326,870      201,431      14,863     226,106     111,796
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   202,394   $1,363,086  $  329,724   $  207,928  $   15,297  $  233,280  $  102,031
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --          --           --          --          --          --
Contract purchase payments                        93,545      723,394     245,864      123,772       7,940     100,783       2,317
Net transfers(2)                                  88,337      481,451      57,086       67,180       6,099     112,872     115,463
Contract terminations:
   Surrender benefits and contract charges        (2,317)        (996)       (661)          --          --        (358)       (508)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 179,565    1,203,849     302,289      190,952      14,039     213,297     117,272
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WGRO4(1)     WGRO5(1)    WGRO7(1)     WIEQ4(2)    WIEQ5(2)    WIEQ7(2)    WLCG2(1)
OPERATIONS

Investment income (loss) -- net              $     7,480   $    4,606  $    4,976   $       (8) $       --  $     (134) $   (7,140)
Net realized gain (loss) on investments             (142)         325        (207)        (257)         --        (172)     (1,969)
Net change in unrealized appreciation or
  depreciation of investments                    (41,923)     (21,796)    (32,811)      (1,638)         --      (6,421)   (121,502)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (34,585)     (16,865)    (28,042)      (1,903)         --      (6,727)   (130,611)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       201,631       24,607     109,160       59,688          90      89,756   1,057,272
Net transfers(3)                                 184,545      123,604     152,948       37,016          --      16,561     486,959
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges        (1,026)          --      (1,398)      (1,828)         --        (494)    (32,839)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   385,150      148,211     260,710       94,876          90     105,823   1,511,392
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   350,565   $  131,346  $  232,668   $   92,973  $       90  $   99,096  $1,380,781
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --          --           --          --          --          --
Contract purchase payments                       209,933       24,487     108,340       64,570         101      93,616   1,009,508
Net transfers(3)                                 193,498      126,163     159,628       41,924          --      18,120     477,277
Contract terminations:
   Surrender benefits and contract charges        (1,150)          --      (1,534)      (2,054)         --        (558)    (32,857)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 402,281      150,650     266,434      104,440         101     111,178   1,453,928
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  For the period July 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                             -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WLCG4(1)     WLCG5(1)    WLCG7(1)     WMMK2(1)    WMMK4(1)    WMMK5(1)    WMMK7(1)
OPERATIONS

Investment income (loss) -- net              $   (27,780)  $   (3,603) $  (31,475)  $   10,225  $   67,460  $    6,211  $   10,798
Net realized gain (loss) on investments             (974)         (39)      2,511          104         915          (5)        126
Net change in unrealized appreciation or
  depreciation of investments                   (507,159)     (53,801)   (612,979)          91         (34)         48          46
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (535,913)     (57,443)   (641,943)      10,420      68,341       6,254      10,970
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     3,872,741      396,244   5,087,950    1,325,636   4,084,381     182,474     521,464
Net transfers(2)                               3,140,642      508,310   2,947,000     (647,219)   (230,115)    137,998    (203,283)
Annuity payments                                      --           --          --           --          --          --          --
Contract terminations:
   Surrender benefits and contract charges       (30,972)      (6,511)    (55,330)      (5,120)    (15,044)     (9,885)       (399)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 6,982,411      898,043   7,979,620      673,297   3,839,222     310,587     317,782
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $ 6,446,498   $  840,600  $7,337,677   $  683,717  $3,907,563  $  316,841  $  328,752
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                --           --          --           --          --          --          --
Contract purchase payments                     3,746,734      397,064   4,897,035    1,325,862   4,043,347     181,959     512,960
Net transfers(2)                               3,087,894      496,153   2,863,208     (657,151)   (227,284)    136,850    (195,494)
Contract terminations:
   Surrender benefits and contract charges       (32,602)      (6,623)    (58,242)        (610)    (14,606)     (9,784)       (402)
   Death benefits                                     --           --          --           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               6,802,026      886,594   7,702,001      668,101   3,801,457     309,025     317,064
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                                    ----------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                            WSCG2(1)    WSCG4(1)   WSCG5(1)    WSCG7(1)
OPERATIONS

Investment income (loss) -- net                                                     $   54,590  $  269,236  $   39,306  $  340,367
Net realized gain (loss) on investments                                                 (1,410)     (1,343)        330       1,996
Net change in unrealized appreciation or
  depreciation of investments                                                         (116,639)   (558,113)    (70,644)   (726,230)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                            (63,459)   (290,220)    (31,008)   (383,867)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                             212,417     791,187     116,742   1,143,011
Net transfers(2)                                                                        70,227     581,881      70,532     540,566
Annuity payments                                                                            --          --          --          --
Contract terminations:
   Surrender benefits and contract charges                                                (929)     (2,066)     (1,407)     (2,168)
   Death benefits                                                                           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                                                         281,715   1,371,002     185,867   1,681,409
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                             --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                           $  218,256  $1,080,782  $  154,859  $1,297,542
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                      --          --          --          --
Contract purchase payments                                                             287,664   1,087,475     176,078   1,549,621
Net transfers(2)                                                                       106,886     838,485     104,418     773,687
Contract terminations:
   Surrender benefits and contract charges                                              (1,659)     (3,005)     (2,307)     (3,871)
   Death benefits                                                                           --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                       392,891   1,922,955     278,189   2,319,437
==================================================================================================================================



(1)  For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.



See accompanying notes to financial statements.

Notes to Financial Statements

1. ORGANIZATION
American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.



SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                           INVESTMENT MANAGER
-------------------------------------------------------------------------------------------------------------------------------
WBCA2                AXP(R) Variable Portfolio - Blue Chip Advantage Fund       IDS Life Insurance Company(1)
WBCA4
WBCA5
WBCA7

ECR                  AXP(R) Variable Portfolio - Capital Resource Fund          IDS Life Insurance Company(1)
WCAR2
WCAR4
WCAR7

WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund IDS Life Insurance Company(1)
WDEI4
WDEI5
WDEI7

EIA                  AXP(R) Variable Portfolio - Extra Income Fund              IDS Life Insurance Company(1)
WEXI2
WEXI4
WEXI7

WFDI2                AXP(R) Variable Portfolio - Federal Income Fund            IDS Life Insurance Company(1)
WFDI4
WFDI5
WFDI7

EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)         IDS Life Insurance Company(1)
WNDM2
WNDM4
WNDM7

WSCA2                AXP(R) Variable Portfolio - Small Cap Advantage Fund       IDS Life Insurance Company(2)
WSCA4
WSCA5
WSCA7

ECA                  AIM V.I. Capital Appreciation Fund, Series I               A I M Advisors, Inc.
WCAP2
WCAP4
WCAP7

EVA                  AIM V.I. Premier Equity Fund, Series I                     A I M Advisors, Inc.
WVAL2                   (previously AIM V.I. Value Fund, Series I)
WVAL4
WVAL7

ESR                  The Dreyfus Socially Responsible Growth Fund,
WSRG2                   Inc. - Initial Share Class                              The Dreyfus Corporation(3)
WSRG4
WSRG7

WDYC2                Fidelity VIP Dynamic Capital Appreciation Portfolio
WDYC4                   (Service Class 2)                                       Fidelity Management & Research Company (FMR)(4)
WDYC5
WDYC7

WHIP2                Fidelity VIP High Income Portfolio (Service Class 2)       Fidelity Management & Research Company (FMR)(5)
WHIP4
WHIP5
WHIP7

                                       93

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                           INVESTMENT MANAGER
-------------------------------------------------------------------------------------------------------------------------------
WMDC2                Fidelity VIP Mid Cap Portfolio (Service Class 2)           Fidelity Management & Research Company (FMR)(5)
WMDC4
WMDC5
WMDC7

WISE2                FTVIPT Franklin Income Securities Fund - Class 2           Franklin Advisers, Inc.
WISE4
WISE5
WISE7

ERE                  FTVIPT Franklin Real Estate Fund - Class 2                 Franklin Advisers, Inc.
WRES2
WRES4
WRES7

WSMC2                FTVIPT Franklin Small Cap Fund - Class 2                   Franklin Advisers, Inc.
WSMC4
WSMC5
WSMC7

EMU                  FTVIPT Mutual Shares Securities Fund - Class 2             Franklin Mutual Advisers, LLC
WMSS2
WMSS4
WMSS7

JUS                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                Goldman Sachs Asset Management
WUSE2
WUSE4
WUSE7

JGL                  Goldman Sachs VIT Global Income Fund(6)                    Goldman Sachs Asset Management International
WGLI2
WGLI4
WGLI7

WITO2                Goldman Sachs VIT Internet Tollkeeper Fund(SM) (6)         Goldman Sachs Asset Management
WITO4
WITO5
WITO7

JMC                  Goldman Sachs VIT Mid Cap Value Fund                       Goldman Sachs Asset Management
WMCV2
WMCV4
WMCV7

WGIS2                MFS(R) Investors Trust Series - Initial Class               MFS Investment Management(R)
WGIS4
WGIS5
WGIS7

EUT                  MFS(R) Utilities Series - Initial Class                     MFS Investment Management(R)
WUTS2
WUTS4
WUTS7

EPL                  Putnam VT International Growth Fund - Class IB Shares      Putnam Investment Management, LLC
WIGR2
WIGR4
WIGR7

EPT                  Putnam VT Vista Fund - Class IB Shares                     Putnam Investment Management, LLC
WVIS2
WVIS4
WVIS7

WAAL2                Wells Fargo VT Asset Allocation Fund                       Wells Fargo Funds Management, LLC(7)
WAAL4
WAAL5
WAAL7

WCBD2                Wells Fargo VT Corporate Bond Fund                         Wells Fargo Funds Management, LLC(7)
WCBD4
WCBD5
WCBD7

                                       94

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                           INVESTMENT MANAGER
-------------------------------------------------------------------------------------------------------------------------------
WEQI2                Wells Fargo VT Equity Income Fund                          Wells Fargo Funds Management, LLC(7)
WEQI4
WEQI5
WEQI7

WEQV2                Wells Fargo VT Equity Value Fund                           Wells Fargo Funds Management, LLC(7)
WEQV4
WEQV5
WEQV7

WGRO2                Wells Fargo VT Growth Fund                                 Wells Fargo Funds Management, LLC(7)
WGRO4
WGRO5
WGRO7

WIEQ2                Wells Fargo VT International Equity Fund                   Wells Fargo Funds Management, LLC(7)
WIEQ4
WIEQ5
WIEQ7

WLCG2                Wells Fargo VT Large Company Growth Fund                   Wells Fargo Funds Management, LLC(8)
WLCG4
WLCG5
WLCG7

WMMK2                Wells Fargo VT Money Market Fund                           Wells Fargo Funds Management, LLC(7)
WMMK4
WMMK5
WMMK7

WSCG2                Wells Fargo VT Small Cap Growth Fund                       Wells Fargo Funds Management, LLC(7)
WSCG4
WSCG5
WSCG7


(1)  American Express Financial Corporation (AEFC) is the investment adviser.


(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.


(3)  NCM Capital Management Group, Inc. is the sub-investment adviser.


(4) FMR U.K., FMR Far East, Fidelity Investments Japan Limited (FIJ) and FMR Co. Inc. (FMRC) are the sub-investment advisers.
(5)  FMR U.K. and FMR Far East are the sub-investment advisers.
(6) Effective May 1, 2002 Goldman Sachs VIT Global Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund(SM) will no longer be offered.
(7)  Wells Capital Management Incorporated is the sub-adviser.
(8)  Peregrine Capital Management, Inc. is the sub-adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES
American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.05% to 1.30% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

An enhanced death benefit rider is available on certain products and is deducted on a daily basis as part of the mortality and expense risk fee. This rider fee is equal, on an annual basis, to 0.20% of the average daily net assets of each subaccount.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES
American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES
American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8.5% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS
Management fees were paid indirectly to IDS Life Insurance Company (IDSLife) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:



FUND                                                                                       PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                         0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                                            0.630% to 0.570%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   0.560% to 0.470%
AXP(R) Variable Portfolio - Extra Income Fund                                                0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                                              0.610% to 0.535%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           0.630% to 0.570%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                         0.790% to 0.650%
------------------------------------------------------------------------------------------------------------



IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.25% for each Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:



FUND                                                                                        PERCENTAGE RANGE
------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                         0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                                            0.050% to 0.030%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                   0.040% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                                                0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                                              0.050% to 0.025%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                           0.050% to 0.030%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                         0.060% to 0.035%
------------------------------------------------------------------------------------------------------------



The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                  SHARES                      NAV
----------------------------------------------------------------------------------------------------------------------
WBCA2                AXP(R) Variable Portfolio - Blue Chip Advantage Fund         33,417                    $  8.19
WBCA4                                                                             86,059                       8.19
WBCA5                                                                             10,759                       8.19
WBCA7                                                                             76,226                       8.19
----------------------------------------------------------------------------------------------------------------------
ECR                  AXP(R) Variable Portfolio - Capital Resource Fund           424,876                      21.69
WCAR2                                                                              3,092                      21.69
WCAR4                                                                              6,718                      21.69
WCAR7                                                                              2,371                      21.69
----------------------------------------------------------------------------------------------------------------------
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund    3,663                      10.10
WDEI4                                                                             49,058                      10.10
WDEI5                                                                             11,527                      10.10
WDEI7                                                                             44,050                      10.10
----------------------------------------------------------------------------------------------------------------------
EIA                  AXP(R) Variable Portfolio - Extra Income Fund               760,923                       6.57
WEXI2                                                                             24,306                       6.57
WEXI4                                                                             63,717                       6.57
WEXI7                                                                             38,253                       6.57
----------------------------------------------------------------------------------------------------------------------
WFDI2                AXP(R) Variable Portfolio - Federal Income Fund              62,819                      10.33
WFDI4                                                                            156,009                      10.33
WFDI5                                                                             12,528                      10.33
WFDI7                                                                             86,017                      10.33
----------------------------------------------------------------------------------------------------------------------
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)          333,392                      15.97
WNDM2                                                                             30,906                      15.97
WNDM4                                                                             80,507                      15.97
WNDM7                                                                             65,451                      15.97
----------------------------------------------------------------------------------------------------------------------
WSCA2                AXP(R) Variable Portfolio - Small Cap Advantage Fund          3,420                      10.47
WSCA4                                                                             43,603                      10.47
WSCA5                                                                              6,947                      10.47
WSCA7                                                                              3,275                      10.47
----------------------------------------------------------------------------------------------------------------------
ECA                  AIM V.I. Capital Appreciation Fund, Series I                186,785                      21.72
WCAP2                                                                             12,884                      21.72
WCAP4                                                                            117,336                      21.72
WCAP7                                                                             72,237                      21.72
----------------------------------------------------------------------------------------------------------------------
EVA                  AIM V.I. Premier Equity Fund, Series I                      625,990                      23.35
WVAL2                   (previously AIM V.I. Value Fund, Series I)                55,709                      23.35
WVAL4                                                                            298,111                      23.35
WVAL7                                                                            235,808                      23.35
----------------------------------------------------------------------------------------------------------------------
ESR                  The Dreyfus Socially Responsible Growth Fund,                13,382                      26.67
WSRG2                   Inc. - Initial Share Class                                 4,902                      26.67
WSRG4                                                                             34,931                      26.67
WSRG7                                                                             29,635                      26.67
----------------------------------------------------------------------------------------------------------------------

                                       97

SUBACCOUNT           INVESTMENT                                                  SHARES                      NAV
----------------------------------------------------------------------------------------------------------------------
WDYC2                Fidelity VIP Dynamic Capital Appreciation Portfolio             508                    $  6.09
WDYC4                   (Service Class 2)                                         10,296                       6.09
WDYC5                                                                                157                       6.09
WDYC7                                                                              9,371                       6.09
----------------------------------------------------------------------------------------------------------------------
WHIP2                Fidelity VIP High Income Portfolio (Service Class 2)          1,886                       6.36
WHIP4                                                                              8,304                       6.36
WHIP5                                                                                490                       6.36
WHIP7                                                                             10,210                       6.36
----------------------------------------------------------------------------------------------------------------------
WMDC2                Fidelity VIP Mid Cap Portfolio (Service Class 2)                427                      19.49
WMDC4                                                                             20,025                      19.49
WMDC5                                                                              5,122                      19.49
WMDC7                                                                             36,460                      19.49
----------------------------------------------------------------------------------------------------------------------
WISE2                FTVIPT Franklin Income Securities Fund - Class 2             21,705                      12.88
WISE4                                                                            153,523                      12.88
WISE5                                                                              7,748                      12.88
WISE7                                                                             86,900                      12.88
----------------------------------------------------------------------------------------------------------------------
ERE                  FTVIPT Franklin Real Estate Fund - Class 2                   24,109                      17.99
WRES2                                                                                772                      17.99
WRES4                                                                             26,050                      17.99
WRES7                                                                              9,450                      17.99
----------------------------------------------------------------------------------------------------------------------
WSMC2                FTVIPT Franklin Small Cap Fund - Class 2                      9,814                      17.85
WSMC4                                                                            101,892                      17.85
WSMC5                                                                             20,507                      17.85
WSMC7                                                                             74,275                      17.85
----------------------------------------------------------------------------------------------------------------------
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2               48,031                      14.03
WMSS2                                                                              3,420                      14.03
WMSS4                                                                             57,871                      14.03
WMSS7                                                                             46,239                      14.03
----------------------------------------------------------------------------------------------------------------------
JUS                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                  93,969                      10.94
WUSE2                                                                             15,359                      10.94
WUSE4                                                                            106,444                      10.94
WUSE7                                                                             98,698                      10.94
----------------------------------------------------------------------------------------------------------------------
JGL                  Goldman Sachs VIT Global Income Fund                         94,459                       9.84
WGLI2                                                                             19,630                       9.84
WGLI4                                                                             21,778                       9.84
WGLI7                                                                             30,607                       9.84
----------------------------------------------------------------------------------------------------------------------
WITO2                Goldman Sachs VIT Internet Tollkeeper Fund(SM)                5,220                       4.51
WITO4                                                                            110,134                       4.51
WITO5                                                                             31,416                       4.51
WITO7                                                                             46,591                       4.51
----------------------------------------------------------------------------------------------------------------------
JMC                  Goldman Sachs VIT Mid Cap Value Fund                         34,545                      11.29
WMCV2                                                                             15,139                      11.29
WMCV4                                                                            135,778                      11.29
WMCV7                                                                            144,657                      11.29
----------------------------------------------------------------------------------------------------------------------
WGIS2                MFS(R) Investors Trust Series - Initial Class                 4,252                      17.13
WGIS4                                                                             69,965                      17.13
WGIS5                                                                             10,794                      17.13
WGIS7                                                                             70,173                      17.13
----------------------------------------------------------------------------------------------------------------------
EUT                  MFS(R) Utilities Series - Initial Class                     151,695                      15.95
WUTS2                                                                             22,425                      15.95
WUTS4                                                                            187,253                      15.95
WUTS7                                                                            100,983                      15.95
----------------------------------------------------------------------------------------------------------------------
EPL                  Putnam VT International Growth Fund - Class IB Shares       133,612                      12.36
WIGR2                                                                             34,545                      12.36
WIGR4                                                                            289,561                      12.36
WIGR7                                                                            206,306                      12.36
----------------------------------------------------------------------------------------------------------------------
EPT                  Putnam VT Vista Fund - Class IB Shares                       63,203                      11.34
WVIS2                                                                             28,294                      11.34
WVIS4                                                                            260,361                      11.34
WVIS7                                                                            203,646                      11.34
----------------------------------------------------------------------------------------------------------------------

                                       98

SUBACCOUNT           INVESTMENT                                                  SHARES                      NAV
----------------------------------------------------------------------------------------------------------------------
WAAL2                Wells Fargo VT Asset Allocation Fund                        123,062                    $ 12.32
WAAL4                                                                            752,489                      12.32
WAAL5                                                                             42,600                      12.32
WAAL7                                                                            397,123                      12.32
----------------------------------------------------------------------------------------------------------------------
WCBD2                Wells Fargo VT Corporate Bond Fund                          109,007                      10.24
WCBD4                                                                            152,057                      10.24
WCBD5                                                                             17,017                      10.24
WCBD7                                                                            104,138                      10.24
----------------------------------------------------------------------------------------------------------------------
WEQI2                Wells Fargo VT Equity Income Fund                            31,373                      15.52
WEQI4                                                                            140,503                      15.52
WEQI5                                                                             37,474                      15.52
WEQI7                                                                            139,060                      15.52
----------------------------------------------------------------------------------------------------------------------
WEQV2                Wells Fargo VT Equity Value Fund                             41,986                       9.02
WEQV4                                                                             59,073                       9.02
WEQV5                                                                             13,259                       9.02
WEQV7                                                                             51,886                       9.02
----------------------------------------------------------------------------------------------------------------------
WGRO2                Wells Fargo VT Growth Fund                                    8,437                      14.08
WGRO4                                                                             29,719                      14.08
WGRO5                                                                              9,378                      14.08
WGRO7                                                                             15,901                      14.08
----------------------------------------------------------------------------------------------------------------------
WIEQ2                Wells Fargo VT International Equity Fund                        195                       7.50
WIEQ4                                                                             28,495                       7.50
WIEQ5                                                                              5,903                       7.50
WIEQ7                                                                             21,475                       7.50
----------------------------------------------------------------------------------------------------------------------
WLCG2                Wells Fargo VT Large Company Growth Fund                    181,657                       9.46
WLCG4                                                                          1,006,328                       9.46
WLCG5                                                                            159,976                       9.46
WLCG7                                                                            897,499                       9.46
----------------------------------------------------------------------------------------------------------------------
WMMK2                Wells Fargo VT Money Market Fund                          1,290,240                       1.00
WMMK4                                                                          8,337,596                       1.00
WMMK5                                                                            746,063                       1.00
WMMK7                                                                          2,235,881                       1.00
----------------------------------------------------------------------------------------------------------------------
WSCG2                Wells Fargo VT Small Cap Growth Fund                         37,415                       7.85
WSCG4                                                                            211,107                       7.85
WSCG5                                                                             60,620                       7.85
WSCG7                                                                            171,477                       7.85
----------------------------------------------------------------------------------------------------------------------



8. INVESTMENT TRANSACTIONS
The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                                           PURCHASES
----------------------------------------------------------------------------------------------------------------------
WBCA2                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               $   197,433
WBCA4                                                                                                       549,785
WBCA5                                                                                                        90,010
WBCA7                                                                                                       392,224
----------------------------------------------------------------------------------------------------------------------
ECR                  AXP(R) Variable Portfolio - Capital Resource Fund                                      631,722
WCAR2                                                                                                        62,289
WCAR4                                                                                                       100,328
WCAR7                                                                                                        23,458
----------------------------------------------------------------------------------------------------------------------
WDEI2                AXP(R) Variable Portfolio - Diversified Equity Income Fund                              32,948
WDEI4                                                                                                       451,861
WDEI5                                                                                                       112,261
WDEI7                                                                                                       386,337
----------------------------------------------------------------------------------------------------------------------
EIA                  AXP(R) Variable Portfolio - Extra Income Fund                                        6,001,416
WEXI2                                                                                                       140,254
WEXI4                                                                                                       399,431
WEXI7                                                                                                       162,947
----------------------------------------------------------------------------------------------------------------------

                                       99

SUBACCOUNT           INVESTMENT                                                                          PURCHASES
----------------------------------------------------------------------------------------------------------------------
WFDI2                AXP(R) Variable Portfolio - Federal Income Fund                                    $   330,330
WFDI4                                                                                                     1,424,335
WFDI5                                                                                                        90,855
WFDI7                                                                                                       885,057
----------------------------------------------------------------------------------------------------------------------
EGD                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   1,289,160
WNDM2                                                                                                       172,894
WNDM4                                                                                                       854,716
WNDM7                                                                                                       546,787
----------------------------------------------------------------------------------------------------------------------
WSCA2                AXP(R) Variable Portfolio - Small Cap Advantage Fund                                    23,866
WSCA4                                                                                                       421,263
WSCA5                                                                                                        56,693
WSCA7                                                                                                        26,794
----------------------------------------------------------------------------------------------------------------------
ECA                  AIM V.I. Capital Appreciation Fund, Series I                                         2,593,093
WCAP2                                                                                                       256,720
WCAP4                                                                                                     1,780,155
WCAP7                                                                                                       956,203
----------------------------------------------------------------------------------------------------------------------
EVA                  AIM V.I. Premier Equity Fund, Series I                                               2,193,549
WVAL2                   (previously AIM V.I. Value Fund, Series I)                                          475,434
WVAL4                                                                                                     4,244,664
WVAL7                                                                                                     2,224,982
----------------------------------------------------------------------------------------------------------------------
ESR                  The Dreyfus Socially Responsible Growth Fund,                                           67,865
WSRG2                   Inc. - Initial Share Class                                                          119,781
WSRG4                                                                                                       441,843
WSRG7                                                                                                       317,489
----------------------------------------------------------------------------------------------------------------------
WDYC2(1)             Fidelity VIP Dynamic Capital Appreciation                                                3,048
WDYC4(1)                Portfolio (Service Class 2)                                                          65,729
WDYC5(1)                                                                                                      2,812
WDYC7(1)                                                                                                    119,738
----------------------------------------------------------------------------------------------------------------------
WHIP2(1)             Fidelity VIP High Income Portfolio (Service Class 2)                                    12,743
WHIP4(1)                                                                                                     56,161
WHIP5(1)                                                                                                      6,741
WHIP7(1)                                                                                                     66,165
----------------------------------------------------------------------------------------------------------------------
WMDC2(1)             Fidelity VIP Mid Cap Portfolio (Service Class 2)                                        12,551
WMDC4(1)                                                                                                    430,552
WMDC5(1)                                                                                                     95,523
WMDC7(1)                                                                                                    742,999
----------------------------------------------------------------------------------------------------------------------
WISE2                FTVIPT Franklin Income Securities Fund - Class 2                                       168,542
WISE4                                                                                                     1,991,791
WISE5                                                                                                        94,673
WISE7                                                                                                     1,090,881
----------------------------------------------------------------------------------------------------------------------
ERE                  FTVIPT Franklin Real Estate Fund - Class 2                                             521,326
WRES2                                                                                                        15,345
WRES4                                                                                                       488,467
WRES7                                                                                                       169,743
----------------------------------------------------------------------------------------------------------------------
WSMC2                FTVIPT Franklin Small Cap Fund - Class 2                                                75,969
WSMC4                                                                                                     1,043,727
WSMC5                                                                                                       235,790
WSMC7                                                                                                       659,384
----------------------------------------------------------------------------------------------------------------------
EMU                  FTVIPT Mutual Shares Securities Fund - Class 2                                         926,446
WMSS2                                                                                                        49,462
WMSS4                                                                                                       777,905
WMSS7                                                                                                       512,307
----------------------------------------------------------------------------------------------------------------------
JUS                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            394,131
WUSE2                                                                                                       102,312
WUSE4                                                                                                       847,500
WUSE7                                                                                                       520,632
----------------------------------------------------------------------------------------------------------------------
JGL                  Goldman Sachs VIT Global Income Fund                                                   601,370
WGLI2                                                                                                        14,248
WGLI4                                                                                                        80,604
WGLI7                                                                                                       206,753
----------------------------------------------------------------------------------------------------------------------

                                       100

SUBACCOUNT           INVESTMENT                                                                         PURCHASES
----------------------------------------------------------------------------------------------------------------------
WITO2                Goldman Sachs VIT Internet Tollkeeper Fund(SM)                                   $       5,300
WITO4                                                                                                       379,621
WITO5                                                                                                       150,216
WITO7                                                                                                       125,759
----------------------------------------------------------------------------------------------------------------------
JMC                  Goldman Sachs VIT Mid Cap Value Fund                                                   317,327
WMCV2                                                                                                       146,229
WMCV4                                                                                                     1,233,411
WMCV7                                                                                                       871,991
----------------------------------------------------------------------------------------------------------------------
WGIS2                MFS(R) Investors Trust Series - Initial Class                                           58,258
WGIS4                                                                                                     1,004,544
WGIS5                                                                                                       155,697
WGIS7                                                                                                       961,427
----------------------------------------------------------------------------------------------------------------------
EUT                  MFS(R) Utilities Series - Initial Class                                              1,842,171
WUTS2                                                                                                       261,228
WUTS4                                                                                                     2,523,361
WUTS7                                                                                                     1,315,941
----------------------------------------------------------------------------------------------------------------------
EPL                  Putnam VT International Growth Fund - Class IB Shares                                1,352,832
WIGR2                                                                                                       222,282
WIGR4                                                                                                     2,189,530
WIGR7                                                                                                     1,244,836
----------------------------------------------------------------------------------------------------------------------
EPT                  Putnam VT Vista Fund - Class IB Shares                                                 515,395
WVIS2                                                                                                       235,907
WVIS4                                                                                                     2,300,634
WVIS7                                                                                                     1,371,464
----------------------------------------------------------------------------------------------------------------------
WAAL2                Wells Fargo VT Asset Allocation Fund                                                   996,043
WAAL4                                                                                                     5,506,998
WAAL5                                                                                                       436,116
WAAL7                                                                                                     3,582,477
----------------------------------------------------------------------------------------------------------------------
WCBD2                Wells Fargo VT Corporate Bond Fund                                                     294,889
WCBD4                                                                                                     1,167,512
WCBD5                                                                                                       130,302
WCBD7                                                                                                       790,233
----------------------------------------------------------------------------------------------------------------------
WEQI2                Wells Fargo VT Equity Income Fund                                                      410,850
WEQI4                                                                                                     1,591,205
WEQI5                                                                                                       428,039
WEQI7                                                                                                     1,092,911
----------------------------------------------------------------------------------------------------------------------
WEQV2                Wells Fargo VT Equity Value Fund                                                       118,468
WEQV4                                                                                                       386,953
WEQV5                                                                                                       112,393
WEQV7                                                                                                       393,214
----------------------------------------------------------------------------------------------------------------------
WGRO2                Wells Fargo VT Growth Fund                                                              87,093
WGRO4                                                                                                       297,246
WGRO5                                                                                                        81,066
WGRO7                                                                                                       232,604
----------------------------------------------------------------------------------------------------------------------
WIEQ2                Wells Fargo VT International Equity Fund                                                 1,522
WIEQ4                                                                                                       146,959
WIEQ5                                                                                                        55,308
WIEQ7                                                                                                       160,415
----------------------------------------------------------------------------------------------------------------------
WLCG2                Wells Fargo VT Large Company Growth Fund                                               800,590
WLCG4                                                                                                     5,470,330
WLCG5                                                                                                     1,042,008
WLCG7                                                                                                     3,510,856
----------------------------------------------------------------------------------------------------------------------
WMMK2                Wells Fargo VT Money Market Fund                                                       736,767
WMMK4                                                                                                     7,063,842
WMMK5                                                                                                       518,916
WMMK7                                                                                                     2,730,086
----------------------------------------------------------------------------------------------------------------------
WSCG2                Wells Fargo VT Small Cap Growth Fund                                                   179,108
WSCG4                                                                                                     1,001,107
WSCG5                                                                                                       408,705
WSCG7                                                                                                       528,998
----------------------------------------------------------------------------------------------------------------------


(1)  Operations commenced on May 1, 2001.

9. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.



                             WBCA2     WBCA4     WBCA5     WBCA7      ECR      WCAR2     WCAR4     WCAR7     WDEI2     WDEI4
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $  0.91   $  0.91   $  0.91   $  0.92   $  1.89   $  0.83   $  0.83   $  0.83   $  1.08   $  1.08
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  0.75   $  0.75   $  0.75   $  0.75   $  1.53   $  0.67   $  0.67   $  0.67   $  1.08   $  1.09
Units (000s)                    365       937       118       849     6,019       101       218        76        34       455
Net assets (000s)           $   273   $   704   $    89   $   641   $ 9,204   $    67   $   146   $    51   $    37   $   495
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                     0.73%     0.72%     0.66%     0.74%     0.30%     0.41%     0.37%     0.32%     1.24%     1.36%
Expense ratio(2)               1.65%     1.45%     1.40%     1.20%     1.40%     1.65%     1.45%     1.20%     1.65%     1.45%
Total return(3)              (17.58%)  (17.58%)  (17.58%)  (18.48%)  (19.05%)  (19.28%)  (19.28%)  (19.28%)    0.00%     0.93%
-------------------------------------------------------------------------------------------------------------------------------

                             WDEI5     WDEI7      EIA      WEXI2     WEXI4     WEXI7     WFDI2     WFDI4     WFDI5     WFDI7
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $  1.08   $  1.08   $  0.90   $  0.88   $  0.88   $  0.90   $  1.05   $  1.05   $  1.06   $  1.07
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  1.09   $  1.09   $  0.93   $  0.90   $  0.91   $  0.93   $  1.10   $  1.10   $  1.11   $  1.12
Units (000s)                    115       428     5,449       178       466       279       592     1,473       117       805
Net assets (000s)           $   125   $   467   $ 5,049   $   161   $   422   $   259   $   651   $ 1,627   $   130   $   901
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                     1.32%     1.19%    11.17%    10.84%    10.86%    10.93%     4.58%     4.48%     4.54%     4.47%
Expense ratio(2)               1.40%     1.20%     1.40%     1.65%     1.45%     1.20%     1.65%     1.45%     1.40%     1.20%
Total return(3)                0.93%     0.93%     3.33%     2.27%     3.41%     3.33%     4.76%     4.76%     4.72%     4.67%
-------------------------------------------------------------------------------------------------------------------------------

                               EGD     WNDM2      WNDM4     WNDM7     WSCA2     WSCA4     WSCA5     WSCA7     ECA       WCAP2
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $  1.54   $  0.86   $  0.86   $  0.86   $  0.90   $  0.90   $  0.90   $  0.90   $  1.26   $  0.75
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  1.27   $  0.70   $  0.71   $  0.71   $  0.82   $  0.83   $  0.83   $  0.83   $  0.95   $  0.57
Units (000s)                  4,237       701     1,815     1,471        43       552        89        41     4,269       494
Net assets (000s)           $ 5,370   $   494   $ 1,284   $ 1,045   $    36   $   456   $    74   $    34   $ 4,057   $   280
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                     0.23%     0.23%     0.25%     0.23%       --        --        --        --        --        --
Expense ratio(2)               1.40%     1.65%     1.45%     1.20%     1.65%     1.45%     1.40%     1.20%     1.40%     1.65%
Total return(3)              (17.53%)  (18.60%)  (17.44%)  (17.44%)   (8.89%)   (7.78%)   (7.78%)   (7.78%)  (24.60%)  (24.00%)
-------------------------------------------------------------------------------------------------------------------------------

                              WCAP4     WCAP7      EVA      WVAL2     WVAL4     WVAL7      ESR     WSRG2     WSRG4      WSRG7
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $  0.75   $  0.75   $  1.45   $  0.81   $  0.81   $  0.81   $  1.08   $  0.90   $  0.90   $  0.90
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  0.57   $  0.57   $  1.25   $  0.69   $  0.70   $  0.70   $  0.82   $  0.68   $  0.69   $  0.69
Units (000s)                  4,485     2,749    11,706     1,872     9,987     7,863       434       191     1,356     1,145
Net assets (000s)           $ 2,549   $ 1,569   $14,617   $ 1,301   $ 6,961   $ 5,506   $   357   $   131   $   932   $   790
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                       --        --      0.13%     0.14%     0.16%     0.14%     0.06%     0.08%     0.07%     0.07%
Expense ratio(2)               1.45%     1.20%     1.40%     1.65%     1.45%     1.20%     1.40%     1.65%     1.45%     1.20%
Total return(3)              (24.00%)  (24.00%)  (13.79%)  (14.81%)  (13.58%)  (13.58%)  (24.07%)  (24.44%)  (23.33%)  (23.33%)
-------------------------------------------------------------------------------------------------------------------------------

                                       102

                            WDYC2(4)  WDYC4(4)  WDYC5(4)  WDYC7(4)  WHIP2(4)  WHIP4(4)  WHIP5(4)  WHIP7(4)  WMDC2(4)  WMDC4(4)
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          --        --        --        --        --        --        --        --        --        --
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  0.95   $  0.95   $  0.95   $  0.95   $  0.91   $  0.91   $  0.91   $  0.91   $  1.06   $  1.06
Units (000s)                      3        66         1        60        13        58         3        71         8       367
Net assets (000s)           $     3   $    63   $     1   $    57   $    12   $    53   $     3   $    65   $     8   $   390
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                       --        --        --        --        --        --        --        --        --        --
Expense ratio(2)               1.65%     1.45%     1.40%     1.20%     1.65%     1.45%     1.40%     1.20%     1.65%     1.45%
Total return(3)               (5.00%)   (5.00%)   (5.00%)   (5.00%)   (9.00%)   (9.00%)   (9.00%)   (9.00%)    6.00%     6.00%
-------------------------------------------------------------------------------------------------------------------------------

                            WMDC5(4)  WMDC7(4)   WISE2     WISE4     WISE5     WISE7      ERE      WRES2     WRES4     WRES7
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value          --        --   $  0.99   $  0.99   $  0.99   $  1.16   $  1.25   $  1.18   $  1.18   $  1.34
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  1.06   $  1.06   $  0.98   $  0.99   $  0.99   $  1.16   $  1.33   $  1.25   $  1.26   $  1.42
Units (000s)                     94       667       285     2,006       101       969       325        11       373       119
Net assets (000s)           $   100   $   711   $   280   $ 1,977   $   100   $   1,1   $   434   $    14   $   469   $   170
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                       --        --      6.96%     5.49%     8.32%     4.75%     4.93%     3.29%     3.98%     3.56%
Expense ratio(2)               1.40%     1.20%     1.65%     1.45%     1.40%     1.20%     1.40%     1.65%     1.45%     1.20%
Total return(3)                6.00%     6.00%    (1.01%)    0.00%     0.00%     0.00%     6.40%     5.93%     6.78%     5.97%
-------------------------------------------------------------------------------------------------------------------------------

                             WSMC2     WSMC4     WSMC5     WSMC7      EMU      WMSS2     WMSS4     WMSS7      JUS      WUSE2
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $  0.60   $  0.65   $  0.61   $  0.66   $  1.17   $  1.11   $  1.11   $  1.18   $  1.00   $  0.91
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  0.50   $  0.55   $  0.51   $  0.55   $  1.23   $  1.17   $  1.17   $  1.25   $  0.87   $  0.79
Units (000s)                    348     3,330       723     2,416       546        41       691       521     1,183       212
Net assets (000s)           $   175   $ 1,819   $   366   $ 1,326   $   674   $    48   $   812   $   649   $ 1,028   $   168
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                     0.37%     0.38%     0.33%     0.37%     2.10%     0.04%     1.42%     1.58%     0.40%     0.52%
Expense ratio(2)               1.65%     1.45%     1.40%     1.20%     1.40%     1.65%     1.45%     1.20%     1.40%     1.65%
Total return(3)              (16.67%)  (15.38%)  (16.39%)  (16.67%)    5.13%     5.41%     5.41%     5.93%   (13.00%)  (13.19%)
-------------------------------------------------------------------------------------------------------------------------------

                             WUSE4     WUSE7      JGL      WGLI2     WGLI4     WGLI7     WITO2     WITO4     WITO5     WITO7
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $  0.92   $  0.92   $  1.04   $  1.06   $  1.07   $  1.07   $  0.67   $  0.67   $  0.67   $  0.67
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  0.79   $  0.80   $  1.08   $  1.10   $  1.10   $  1.11   $  0.44   $  0.44   $  0.44   $  0.44
Units (000s)                  1,465     1,352       862       176       195       272        54     1,129       322       475
Net assets (000s)           $ 1,164   $ 1,080   $   929   $   193   $   214   $   301   $    24   $   497   $   142   $   210
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                     0.56%     0.61%     5.14%     3.58%     4.27%     4.44%       --        --        --        --
Expense ratio(2)               1.45%     1.20%     1.40%     1.65%     1.45%     1.20%     1.65%     1.45%     1.40%     1.20%
Total return(3)              (14.13%)  (13.04%)    3.85%     3.77%     2.80%     3.74%   (34.33%)  (34.33%)  (34.33%)  (34.33%)
-------------------------------------------------------------------------------------------------------------------------------

                                       103

                              JMC      WMCV2     WMCV4     WMCV7     WGIS2     WGIS4     WGIS5     WGIS7      EUT       WUTS2
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $  1.26   $  1.41   $  1.41   $  1.42   $  1.02   $  1.02   $  1.02   $  1.03   $  1.27   $  0.85
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  1.40   $  1.56   $  1.56   $  1.57   $  0.84   $  0.84   $  0.84   $  0.86   $  0.95   $  0.63
Units (000s)                    280       110       982     1,041        87     1,420       219     1,400     2,550       567
Net assets (000s)           $   390   $   171   $ 1,533   $ 1,633   $    73   $  1,19   $   185   $ 1,202   $ 2,420   $   358
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                     1.67%     1.27%     1.43%     1.20%     0.39%     0.39%     0.34%     0.41%     3.43%     2.99%
Expense ratio(2)               1.40%     1.65%     1.45%     1.20%     1.65%     1.45%     1.40%     1.20%     1.40%     1.65%
Total return(3)               11.11%    10.64%    10.64%    10.56%   (17.65%)  (17.65%)  (17.65%)  (16.50%)  (25.20%)  (25.88%)
-------------------------------------------------------------------------------------------------------------------------------

                             WUTS4     WUTS7      EPL      WIGR2     WIGR4     WIGR7      EPT      WVIS2     WVIS4     WVIS7
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $  0.93   $  0.93   $  1.19   $  0.75   $  0.75   $  0.83   $  1.40   $  0.73   $  0.74   $  0.75
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  0.69   $  0.70   $  0.93   $  0.59   $  0.59   $  0.65   $  0.92   $  0.48   $  0.48   $  0.49
Units (000s)                  4,300     2,308     1,775       730     6,094     3,906       782       668     6,122     4,717
Net assets (000s)           $ 2,987   $ 1,611   $ 1,651   $   427   $ 3,579   $ 2,550   $   717   $   321   $ 2,952   $ 2,309
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                     3.03%     2.96%     0.31%     0.27%     0.25%     0.27%       --        --        --        --
Expense ratio(2)               1.45%     1.20%     1.40%     1.65%     1.45%     1.20%     1.40%     1.65%     1.45%     1.20%
Total return(3)              (25.81%)  (24.73%)  (21.85%)  (21.33%)  (21.33%)  (21.69%)  (34.29%)  (34.25%)  (35.14%)  (34.67%)
-------------------------------------------------------------------------------------------------------------------------------

                             WAAL2     WAAL4     WAAL5     WAAL7     WCBD2     WCBD4     WCBD5     WCBD7     WEQI2     WEQI4
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $  0.98   $  0.99   $  0.99   $  0.99   $  1.06   $  1.06   $  1.06   $  1.08   $  1.12   $  1.13
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  0.90   $  0.90   $  0.90   $  0.91   $  1.12   $  1.12   $  1.12   $  1.14   $  1.05   $  1.05
Units (000s)                  1,685    10,263       580     5,343       997     1,386       155       934       466     2,076
Net assets (000s)           $ 1,516   $ 9,271   $   525   $ 4,893   $ 1,116   $ 1,557   $   174   $ 1,066   $   487   $ 2,181
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                     1.67%     1.67%     1.73%     1.72%     6.12%     6.09%     6.08%     6.09%     1.21%     1.07%
Expense ratio(2)               1.65%     1.45%     1.40%     1.20%     1.65%     1.45%     1.40%     1.20%     1.65%     1.45%
Total return(3)               (8.16%)   (9.09%)   (9.09%)   (8.08%)    5.66%     5.66%     5.66%     5.56%    (6.25%)   (7.08%)
-------------------------------------------------------------------------------------------------------------------------------

                             WEQI5     WEQI7     WEQV2     WEQV4     WEQV5     WEQV7     WGRO2     WGRO4     WGRO5     WGRO7
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $  1.13   $  1.13   $  1.09   $ 1.09    $ 1.09    $  1.09   $  0.87   $  0.87   $  0.87   $  0.87
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  1.05   $  1.06   $  1.00   $ 1.00    $ 1.01    $  1.01   $  0.69   $  0.69   $  0.69   $  0.70
Units (000s)                    553     2,040       378      530       119        457       172       603       190       321
Net assets (000s)           $   582   $ 2,158   $   379   $  533    $  120    $   468   $   119   $   418   $   132   $   224
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                     1.06%     1.02%     0.63%    0.65%     0.76%      0.65%     0.01%     0.01%     0.01%     0.02%
Expense ratio(2)               1.40%     1.20%     1.65%    1.45%     1.40%      1.20%     1.65%     1.45%     1.40%     1.20%
Total return(3)               (7.08%)   (6.19%)   (8.26%)  (8.26%)   (7.34%)    (7.34%)  (20.69%)  (20.69%)  (20.69%)  (19.54%)
-------------------------------------------------------------------------------------------------------------------------------

                                       104

                             WIEQ2     WIEQ4     WIEQ5     WIEQ7     WLCG2     WLCG4     WLCG5     WLCG7     WMMK2     WMMK4
                            ---------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $  0.89   $  0.89   $  0.89   $  0.89   $  0.95   $  0.95   $  0.95   $  0.95   $  1.02   $  1.03
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $  0.73   $  0.74   $  0.73   $  0.74   $  0.74   $  0.74   $  0.74   $  0.74   $  1.04   $  1.05
Units (000s)                      2       290        60       218     2,335    12,882     2,046    11,429     1,236     7,943
Net assets (000s)           $     1   $   214   $    44   $   161   $ 1,718   $ 9,520   $ 1,513   $ 8,490   $ 1,290   $ 8,338
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                     0.03%     0.02%     0.03%     0.03%       --        --        --        --      3.39%     3.26%
Expense ratio(2)               1.65%     1.45%     1.40%     1.20%     1.65%     1.45%     1.40%     1.20%     1.65%     1.45%
Total return(3)              (17.98%)  (16.85%)  (17.98%)  (16.85%)  (22.11%)  (22.11%)  (22.11%)  (22.11%)    1.96%     1.94%
-------------------------------------------------------------------------------------------------------------------------------

                                                                     WMMK5     WMMK7     WSCG2     WSCG4     WSCG5     WSCG7
                                                                    -----------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                             $  1.03   $  1.04   $  0.56   $  0.56   $  0.56   $  0.56
-------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                             $  1.05   $  1.06   $  0.41   $  0.41   $  0.42   $  0.42
Units (000s)                                                            712     2,106       712     3,996     1,146     3,231
Net assets (000s)                                                   $   746   $ 2,236   $   294   $ 1,657   $   476   $ 1,346
-------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income
  ratio(1)                                                             3.30%     3.11%       --        --        --        --
Expense ratio(2)                                                       1.40%     1.20%     1.65%     1.45%     1.40%     1.20%
Total return(3)                                                        1.94%     1.92%   (26.79%)  (26.79%)  (25.00%)  (25.00%)
-------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4)  Operations commenced on May 1, 2001.

                                                               44223-20 F (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               WELLS FARGO ADVANTAGE(SM) BUILDER VARIABLE ANNUITY

                  American Enterprise Variable Annuity Account


                                   May 1, 2002


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

WELLS FARGO ADVANTAGE(SM) BUILDER VARIABLE ANNUITY
   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

TABLE OF CONTENTS


Performance Information                                   p.  3
Calculating Annuity Payouts                               p. 22
Rating Agencies                                           p. 23
Principal Underwriter                                     p. 23
Independent Auditors                                      p. 23
Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:
                         P(1 + T)TO THE POWER OF n = ERV

where:              P = a hypothetical initial payment of $1,000
                    T = average annual total return
                    n = number of years
                  ERV = Ending Redeemable Value of a hypothetical $1,000
                        payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. For some of the subaccounts we do not provide any performance information because they are new and did not have any activity as of the date of the financial statements. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            AXP(R) VARIABLE PORTFOLIO -

WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(b)              (24.01%)  (18.47%)    (24.01%)     --%       --%   (11.84%)
WCAR1         Capital Resource Fund (3/00; 10/81)                   (25.48)   (23.55)     (25.48)    2.30      4.70      9.80
WDEI1         Diversified Equity Income Fund (3/00; 9/99)            (7.16)    (0.14)      (7.16)      --        --     (2.72)
WEXI1         Extra Income Fund (3/00; 5/96)                         (4.60)    (8.57)      (4.60)   (1.03)       --      0.16
WFDI1         Federal Income Fund (3/00; 9/99)                       (3.34)     1.49       (3.34)      --        --      1.09
WNDM1         NEW DIMENSIONS FUND(R) (3/00; 5/96)                   (24.21)   (21.17)     (24.21)    6.97        --      8.27
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)(c)             --        --          --       --        --     (1.50)
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                 (15.01)   (14.16)     (15.01)      --        --     (1.08)

            AIM V.I.

WCAP1         Capital Appreciation Fund, Series I (3/00; 5/93)      (30.15)   (30.15)     (30.15)    3.08        --      9.45
WVAL1         Premier Equity Fund, Series I (3/00; 5/93)            (20.50)   (21.82)     (20.50)    6.81        --     11.08
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG1         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93)        (29.52)   (22.40)     (29.52)    5.38        --     13.33

            FIDELITY VIP

WDYC1         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                         --    (20.19)(e)  (34.82)      --        --    (37.77)
WHIP1         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                           --    (16.79)(e)  (19.89)   (6.58)     3.08      4.75
WMDC1         Mid Cap Portfolio (Service Class 2) (5/01; 12/98)(d)      --     (6.43)(e)  (12.28)      --        --     21.64

            FTVIPT

WISE1         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                                (8.41)     3.13       (8.41)    4.18      7.07      7.69
WRES1         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(f)    (1.97)    16.54       (1.97)    3.11      9.23      8.01
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(f)    (22.89)   (31.70)     (22.89)    8.75        --     12.07
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(c),(f)                               --        --        3.50       --        --     (0.49)
WMSS1         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(f)                               (2.73)     7.76       (2.73)    7.36        --      8.09

            GOLDMAN SACHS VIT

WUSE1         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)             (19.90)   (15.92)     (19.90)      --        --     (0.26)
WGLI1         Global Income Fund (3/00; 1/98)                        (4.75)     0.56       (4.75)      --        --      1.71
WITO1         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)          (39.56)   (42.13)     (39.56)      --        --    (41.88)
WMCV1         Mid Cap Value Fund (3/00; 5/98)                         1.81     23.25        1.81       --        --      2.78

            MFS(R)

WGIS1         Investors Trust Series - Initial Class (3/00; 10/95)  (23.53)   (12.49)     (23.53)    4.39        --      8.49
WUTS1         Utilities Series - Initial Class (3/00; 1/95)         (30.99)   (21.86)     (30.99)    7.64        --     12.35

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS1         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                           --        --      (20.11)   12.48     11.60     10.48
WSTB1         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                            --        --       (2.59)    1.96        --      3.73

                                        4

                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                    THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            PUTNAM VARIABLE TRUST

WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                       --%       --%     (26.96%)     --%       --%     0.73%
WIGR1         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(i)                       (27.74)   (24.75)     (27.74)      --        --      6.69
WVIS1         Putnam VT Vista Fund - Class IB Shares
              (3/00; 1/97)(i)                                       (39.40)   (35.84)     (39.40)      --        --      4.49

            WELLS FARGO VT

WAAL1         Asset Allocation Fund (3/00; 4/94)(i)                 (15.39)    (9.49)     (15.39)    6.42        --      8.92
WCBD1         Corporate Bond Fund (3/00; 9/99)                       (2.46)     2.50       (2.46)      --        --      2.11
WEQI1         Equity Income Fund (3/00; 5/96)(k)                    (13.99)    (2.01)     (13.99)    6.55        --      7.61
WEQV1         Equity Value Fund (3/00; 5/98)(l)                     (14.88)    (4.34)     (14.88)      --        --     (5.56)
WGRO1         Growth Fund (3/00; 4/94)(m)                           (26.47)   (21.98)     (26.47)    2.00        --      7.83
WIEQ1         International Equity Fund (7/00; 7/00)                (23.65)   (23.05)     (23.65)      --        --    (23.05)
WLCG1         Large Company Growth Fund (3/00; 9/99)                (27.98)   (19.25)     (27.98)      --        --     (7.56)
WMMK1         Money Market Fund (3/00; 5/94)(n)                      (5.80)    (1.62)      (5.80)    1.86        --      2.63
WSCG1         Small Cap Growth Fund (3/00; 5/95)(o)                 (31.14)   (41.36)     (31.14)   (4.59)       --      2.94



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.35% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.20% annual Enhanced Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)   (Commencement date of the subaccount; Commencement date of the fund).
(c)   Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since the commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            AXP(R) VARIABLE PORTFOLIO -

WBCA1         Blue Chip Advantage Fund (3/00; 9/99)(b)              (18.24%)  (15.06%)    (18.24%)     --%       --%    (8.86%)
WCAR1         Capital Resource Fund (3/00; 10/81)                   (19.84)   (20.35)     (19.84)    3.02      4.70      9.80
WDEI1         Diversified Equity Income Fund (3/00; 9/99)             0.07      4.06        0.07       --        --      0.56
WEXI1         Extra Income Fund (3/00; 5/96)                          2.86     (4.74)       2.86    (0.28)       --      0.49
WFDI1         Federal Income Fund (3/00; 9/99)                        4.23      5.73        4.23       --        --      4.45
WNDM1         NEW DIMENSIONS FUND(R)(3/00; 5/96)                    (18.46)   (17.86)     (18.46)    7.57        --      8.51
WSVA1         Partners Small Cap Value Fund (5/02; 8/01)(c)             --        --          --       --        --      6.21
WSCA1         Small Cap Advantage Fund (3/00; 9/99)                  (8.46)   (10.53)      (8.46)      --        --      2.28

            AIM V.I.

WCAP1         Capital Appreciation Fund, Series I (3/00; 5/93)      (24.92)   (27.22)     (24.92)    3.78        --      9.45
WVAL1         Premier Equity Fund, Series I (3/00; 5/93)            (14.43)   (18.54)     (14.43)    7.42        --     11.08
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG1         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93)        (24.23)   (19.17)     (24.23)    6.03        --     13.33

            FIDELITY VIP

WDYC1         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                         --    (14.10)(e)  (29.99)      --        --    (33.88)
WHIP1         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                           --    (10.41)(e)  (13.77)   (5.89)     3.08      4.75
WMDC1         Mid Cap Portfolio (Service Class 2) (5/01; 12/98)(d)      --      0.85(e)    (5.49)      --        --     22.97

            FTVIPT

WISE1         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                                (1.29)     7.32       (1.29)    4.85      7.07      7.69
WRES1         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(f)     5.71     20.33        5.71     3.80      9.23      8.01
WSMC1         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(f)    (17.03)   (28.80)     (17.03)    9.32        --     12.07
WVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(c),(f)                               --        --       11.50       --        --      1.04
WMSS1         Mutual Shares Securities Fund - Class 2
              (3/00; 11/96)(f)                                        4.89     11.81        4.89     7.95        --      8.37

            GOLDMAN SACHS VIT

WUSE1         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)             (13.77)   (12.39)     (13.77)      --        --      1.18
WGLI1         Global Income Fund (3/00; 1/98)                         2.69      4.78        2.69       --        --      3.12
WITO1         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)          (35.15)   (39.48)     (35.15)      --        --    (39.31)
WMCV1         Mid Cap Value Fund (3/00; 5/98)                         9.81     26.88        9.81       --        --      4.27

            MFS(R)

WGIS1         Investors Trust Series - Initial Class (3/00; 10/95)  (17.72)    (8.84)     (17.72)    5.06        --      8.49
WUTS1         Utilities Series - Initial Class (3/00; 1/95)         (25.83)   (18.68)     (25.83)    8.23        --     12.35

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS1         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                           --        --      (14.01)   12.97     11.60     10.48
WSTB1         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                            --        --        5.04     2.69        --      3.73

                                        6

                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT
WHSC1         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                       --%       --%     (21.45%)     --%       --%     2.28%
WIGR1         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(i)                       (22.30)   (21.61)     (22.30)      --        --      7.30
WVIS1         Putnam VT Vista Fund - Class IB Shares
              (3/00; 1/97)(i)                                       (34.97)   (33.14)     (34.97)      --        --      5.16

            WELLS FARGO VT

WAAL1         Asset Allocation Fund (3/00; 4/94)(j)                  (8.87)    (5.68)      (8.87)    7.03        --      8.92
WCBD1         Corporate Bond Fund (3/00; 9/99)                        5.18      6.71        5.18       --        --      5.45
WEQI1         Equity Income Fund (3/00; 5/96)(k)                     (7.36)     2.11       (7.36)    7.17        --      7.86
WEQV1         Equity Value Fund (3/00; 5/98)(l)                      (8.32)    (0.34)      (8.32)      --        --     (4.11)
WGRO1         Growth Fund (3/00; 4/94)(m)                           (20.92)   (18.72)     (20.92)    2.73        --      7.83
WIEQ1         International Equity Fund (7/00; 7/00)                (17.85)   (19.10)     (17.85)      --        --    (19.10)
WLCG1         Large Company Growth Fund (3/00; 9/99)                (22.56)   (15.85)     (22.56)      --        --     (4.41)
WMMK1         Money Market Fund (3/00; 5/94)(n)                       1.55      2.51        1.55     2.59        --      2.63
WSCG1         Small Cap Growth Fund (3/00; 5/95)(o)                 (26.00)   (38.85)     (26.00)   (3.90)       --      2.94



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.35% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge, a 0.20% annual Enhanced Death Benefit Rider fee and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)   (Commencement date of the subaccount; Commencement date of the fund).
(c)   Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since the commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            AXP(R) VARIABLE PORTFOLIO -

WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(b)              (23.54)%  (17.94)%    (23.54)%     --%       --%   (11.27)%
WCAR3         Capital Resource Fund (3/00; 10/81)                   (25.01)   (22.99)     (25.01)    2.91      5.22     10.38
WDEI3         Diversified Equity Income Fund (3/00; 9/99)            (6.66)     0.39       (6.66)      --        --     (2.18)
WEXI3         Extra Income Fund (3/00; 5/96)                         (4.09)    (8.01)      (4.09)   (0.43)       --      0.76
WFDI3         Federal Income Fund (3/00; 9/99)                       (2.83)     2.04       (2.83)      --        --      1.63
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                   (23.74)   (20.61)     (23.74)    7.60        --      8.86
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)(c)             --        --          --       --        --     (1.30)
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                 (14.52)   (13.62)     (14.52)      --        --     (0.55)

            AIM V.I.

WCAP3         Capital Appreciation Fund, Series I (3/00; 5/93)      (29.70)   (29.57)     (29.70)    3.72        --     10.05
WVAL3         Premier Equity Fund, Series I (3/00; 5/93)            (20.03)   (21.26)     (20.03)    7.42        --     11.68
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG3         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93)        (29.06)   (21.84)     (29.06)    6.04        --     13.90

            FIDELITY VIP

WDYC3         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                         --    (19.89)(e)  (34.37)      --        --    (37.28)
WHIP3         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                           --    (16.48)(e)  (19.41)   (5.89)     3.60      5.29
WMDC3         Mid Cap Portfolio (Service Class 2) (5/01; 12/98)(d)      --     (6.12)(e)  (11.79)      --        --     22.27

            FTVIPT

WISE3         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                                (7.91)     3.69       (7.91)    4.73      7.61      8.24
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(f)    (1.45)    17.15       (1.45)    3.66      9.78      8.56
WSMC3         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(f)    (22.42)   (31.11)     (22.42)    9.39        --     12.64
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(c),(f)                               --        --        4.06       --        --      0.07
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(f)                               (2.22)     8.34       (2.22)    7.91        --      8.64

            GOLDMAN SACHS VIT

WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)             (19.42)   (15.37)     (19.42)      --        --      0.30
WGLI3         Global Income Fund (3/00; 1/98)                        (4.24)     1.09       (4.24)      --        --      2.27
SITO2         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)          (39.12)   (41.52)     (39.12)      --        --    (41.29)
WMCV3         Mid Cap Value Fund (3/00; 5/98)                         2.37     23.90        2.37       --        --      3.33

            MFS(R)

WGIS3         Investors Trust Series - Initial Class (3/00; 10/95)  (23.06)   (11.95)     (23.06)    5.01        --      9.04
WUTS3         Utilities Series - Initial Class (3/00; 1/95)         (30.54)   (21.30)     (30.54)    8.31        --     13.05

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS3         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                           --        --      (19.64)   13.11     12.16     11.04
WSTB3         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                            --        --       (2.07)    2.52        --      4.28

                                        8

                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            PUTNAM VARIABLE TRUST

WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c), (h)                      --%       --%     (26.50)%     --%       --%     1.29%
WIGR3         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(i)                       (27.28)   (24.18)     (27.28)      --        --      7.33
WVIS3         Putnam VT Vista Fund - Class IB Shares
              (3/00; 1/97)(i)                                       (38.96)   (35.23)     (38.96)      --        --      5.22

            WELLS FARGO VT

WAAL3         Asset Allocation Fund (3/00; 4/94)(j)                 (14.90)    (8.95)     (14.90)    7.00        --      9.49
WCBD3         Corporate Bond Fund (3/00; 9/99)                       (1.95)     3.00       (1.95)      --        --      2.62
WEQI3         Equity Income Fund (3/00; 5/96)(k)                    (13.51)    (1.48)     (13.51)    7.13        --      8.18
WEQV3         Equity Value Fund (3/00; 5/98)(l)                     (14.39)    (3.81)     (14.39)      --        --     (4.95)
WGRO3         Growth Fund (3/00; 4/94)(m)                           (26.01)   (21.42)     (26.01)    2.62        --      8.43
WIEQ3         International Equity Fund (7/00; 7/00)                (23.18)   (22.53)     (23.18)      --        --    (22.53)
WLCG3         Large Company Growth Fund (3/00; 9/99)                (27.52)   (18.69)     (27.52)      --        --     (7.01)
WMMK3         Money Market Fund (3/00; 5/94)(n)                      (5.29)    (1.08)      (5.29)    2.43        --      3.21
WSCG3         Small Cap Growth Fund (3/00; 5/95)(o)                 (30.69)   (40.73)     (30.69)   (3.94)       --      3.50



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.35% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges associated with the six-year withdrawal charge schedule. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)   (Commencement date of the subaccount; Commencement date of the fund).
(c)   Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since the commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE SIX-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            AXP(R) VARIABLE PORTFOLIO -

WBCA3         Blue Chip Advantage Fund (3/00; 9/99)(b)              (17.76)%  (14.54)%    (17.76)%     --%       --%    (8.31)%
WCAR3         Capital Resource Fund (3/00; 10/81)                   (19.36)   (19.80)     (19.36)    3.61      5.22     10.38
WDEI3         Diversified Equity Income Fund (3/00; 9/99)             0.59      4.58        0.59       --        --      1.09
WEXI3         Extra Income Fund (3/00; 5/96)                          3.38     (4.19)       3.38     0.31        --      1.09
WFDI3         Federal Income Fund (3/00; 9/99)                        4.75      6.26        4.75       --        --      4.97
WNDM3         NEW DIMENSIONS FUND(R) (3/00; 5/96)                   (17.98)   (17.31)     (17.98)    8.19        --      9.10
WSVA3         Partners Small Cap Value Fund (5/02; 8/01)(c)             --        --          --       --        --      6.41
WSCA3         Small Cap Advantage Fund (3/00; 9/99)                  (7.96)    (9.99)      (7.96)      --        --      2.80

            AIM V.I.

WCAP3         Capital Appreciation Fund, Series I (3/00; 5/93)      (24.46)   (26.64)     (24.46)    4.40        --     10.05
WVAL3         Premier Equity Fund, Series I (3/00; 5/93)            (13.94)   (17.99)     (13.94)    8.02        --     11.68
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG3         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93)        (23.76)   (18.62)     (23.76)    6.66        --     13.90

            FIDELITY VIP

WDYC3         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                         --    (13.79)(e)  (29.54)      --        --    (33.39)
WHIP3         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                           --    (10.09)(e)  (13.27)   (5.21)     3.60      5.29
WMDC3         Mid Cap Portfolio (Service Class 2) (5/01; 12/98)(d)      --      1.18(e)    (4.98)      --        --     23.59

            FTVIPT

WISE3         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                                (0.77)     7.86       (0.77)    5.38      7.61      8.24
WRES3         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(f)     6.25     20.94        6.25     4.34      9.78      8.56
WSMC3         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(f)    (16.54)   (28.22)     (16.54)    9.94        --     12.64
WVAS3         Franklin Small Cap Value Securities Fund -
              Class 2 (2/02; 5/98)(c),(f)                               --        --       12.06       --        --      1.59
WMSS3         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(f)                                5.42     12.37        5.42     8.50        --      8.92

            GOLDMAN SACHS VIT

WUSE3         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)             (13.28)   (11.85)     (13.28)      --        --      1.73
WGLI3         Global Income Fund (3/00; 1/98)                         3.22      5.31        3.22       --        --      3.66
SITO2         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)          (34.70)   (38.94)     (34.70)      --        --    (38.73)
WMCV3         Mid Cap Value Fund (3/00; 5/98)                        10.37     27.52       10.37       --        --      4.80

            MFS(R)

WGIS3         Investors Trust Series - Initial Class (3/00; 10/95)  (17.24)    (8.30)     (17.24)    5.66        --      9.04
WUTS3         Utilities Series - Initial Class (3/00; 1/95)         (25.37)   (18.13)     (25.37)    8.89        --     13.05

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS3         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                           --        --      (13.52)   13.60     12.16     11.04
WSTB3         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                            --        --        5.57     3.24        --      4.28

                                       10

                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            PUTNAM VARIABLE TRUST

WHSC3         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                       --%       --%     (20.98)%     --%       --%     2.82%
WIGR3         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(i)                       (21.83)   (21.05)     (21.83)      --        --      7.93
WVIS3         Putnam VT Vista Fund - Class IB Shares
              (3/00; 1/97)(i)                                       (34.53)   (32.55)     (34.53)      --        --      5.86

            WELLS FARGO VT

WAAL3         Asset Allocation Fund (3/00; 4/94)(j)                  (8.37)    (5.15)      (8.37)    7.60        --      9.49
WCBD3         Corporate Bond Fund (3/00; 9/99)                        5.71      7.20        5.71       --        --      5.94
WEQI3         Equity Income Fund (3/00; 5/96)(k)                     (6.85)     2.64       (6.85)    7.73        --      8.42
WEQV3         Equity Value Fund (3/00; 5/98)(l)                      (7.81)     0.19       (7.81)      --        --     (3.52)
WGRO3         Growth Fund (3/00; 4/94)(m)                           (20.44)   (18.16)     (20.44)    3.33        --      8.43
WIEQ3         International Equity Fund (7/00; 7/00)                (17.37)   (18.58)     (17.37)      --        --    (18.58)
WLCG3         Large Company Growth Fund (3/00; 9/99)                (22.09)   (15.30)     (22.09)      --        --     (3.86)
WMMK3         Money Market Fund (3/00; 5/94)(n)                       2.07      3.05        2.07     3.15        --      3.21
WSCG3         Small Cap Growth Fund (3/00; 5/95)(o)                 (25.54)   (38.24)     (25.54)   (3.26)       --      3.50



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.35% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)   (Commencement date of the subaccount; Commencement date of the fund).
(c)   Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since the commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            AXP(R) VARIABLE PORTFOLIO -

WBCA4         Blue Chip Advantage Fund (3/00; 9/99)(b)              (23.82)%  (18.27)%    (23.82)%     --%       --%    (11.62)%
WCAR4         Capital Resource Fund (3/00; 10/81)                   (25.29)   (23.36)     (25.29)    1.83      4.96      10.08
WDEI4         Diversified Equity Income Fund (3/00; 9/99)            (6.93)     0.11       (6.93)      --        --      (2.48)
WEXI4         Extra Income Fund (3/00; 5/96)                         (4.35)    (8.32)      (4.35)   (1.54)       --      (0.25)
WFDI4         Federal Income Fund (3/00; 9/99)                       (3.09)     1.77       (3.09)      --        --       1.36
WNDM4         NEW DIMENSIONS FUND(R) (3/00; 5/96)                   (24.01)   (20.97)     (24.01)    6.63        --       8.06
WSVA4         Partners Small Cap Value Fund (5/02; 8/01)(c)             --        --          --       --        --      (1.40)
WSCA4         Small Cap Advantage Fund (3/00; 9/99)                 (14.79)   (13.94)     (14.79)      --        --      (0.83)

            AIM V.I.

WCAP4         Capital Appreciation Fund, Series I (3/00; 5/93)      (29.98)   (29.97)     (29.98)    2.63        --       9.73
WVAL4         Premier Equity Fund, Series I (3/00; 5/93)            (20.30)   (21.62)     (20.30)    6.48        --      11.36
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG4         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93)        (29.34)   (22.21)     (29.34)    5.01        --      13.61

            FIDELITY VIP

WDYC4         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                         --    (20.07)(e)  (34.66)      --        --     (37.61)
WHIP4         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                           --    (16.67)(e)  (19.69)   (7.06)     3.34       5.01
WMDC4         Mid Cap Portfolio (Service Class 2) (5/01; 12/98)(d)      --     (6.30)(e)  (12.06)      --        --      21.46

            FTVIPT

WISE4         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                                (8.18)     3.40       (8.18)    3.77      7.34       7.96
WRES4         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(f)    (1.72)    16.84       (1.72)    2.67      9.50       8.28
WSMC4         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(f)    (22.70)   (31.52)     (22.70)    8.46        --      11.99
WVAS4         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(c),(f)                               --        --        3.78       --        --      (0.70)
WMSS4         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(f)                               (2.49)     8.05       (2.49)    7.03        --       7.80

            GOLDMAN SACHS VIT

WUSE4         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)             (19.70)   (15.71)     (19.70)      --        --      (0.51)
WGLI4         Global Income Fund (3/00; 1/98)                        (4.51)     0.81       (4.51)      --        --       1.50
WITO4         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)          (39.41)   (41.92)     (39.41)      --        --     (41.73)
WMCV4         Mid Cap Value Fund (3/00; 5/98)                         2.09     23.57        2.09       --        --       2.55

            MFS(R)

WGIS4         Investors Trust Series - Initial Class (3/00; 10/95)  (23.34)   (12.27)     (23.34)    3.99        --       8.35
WUTS4         Utilities Series - Initial Class (3/00; 1/95)         (30.82)   (21.67)     (30.82)    7.32        --      12.35

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS4         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                           --        --      (19.91)   12.27     11.88      10.76
WSTB4         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                            --        --       (2.34)    1.48        --       4.00

                                       12

                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            PUTNAM VARIABLE TRUST

WHSC4         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                       --%       --%     (26.78)%     --%       --%     0.46%
WIGR4         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(i)                       (27.56)   (24.55)     (27.56)      --        --      6.35
WVIS4         Putnam VT Vista Fund - Class IB Shares
              (3/00; 1/97)(i)                                       (39.25)   (35.67)     (39.25)      --        --      4.09

            WELLS FARGO VT

WAAL4         Asset Allocation Fund (3/00; 4/94)(j)                 (15.18)    (9.26)     (15.18)    6.07        --      9.05
WCBD4         Corporate Bond Fund (3/00; 9/99)                       (2.22)     2.76       (2.22)      --        --      2.37
WEQI4         Equity Income Fund (3/00; 5/96)(k)                    (13.78)    (1.76)     (13.78)    6.21        --      7.38
WEQV4         Equity Value Fund (3/00; 5/98)(l)                     (14.66)    (4.10)     (14.66)      --        --     (5.81)
WGRO4         Growth Fund (3/00; 4/94)(m)                           (26.29)   (21.78)     (26.29)    1.52        --      7.95
WIEQ4         International Equity Fund (7/00; 7/00)                (23.46)   (22.86)     (23.46)      --        --    (22.86)
WLCG4         Large Company Growth Fund (3/00; 9/99)                (27.80)   (19.04)     (27.80)      --        --     (7.33)
WMMK4         Money Market Fund (3/00; 5/94)(n)                      (5.57)    (1.40)      (5.57)    1.37        --      2.67
WSCG4         Small Cap Growth Fund (3/00; 5/95)(o)                 (30.97)   (41.21)     (30.97)   (5.06)       --      2.70



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge, a 0.20% annual Enhanced Death Benefit Rider fee, a 0.30% annual Guaranteed Minimum Income Benefit Rider fee and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)   (Commencement date of the subaccount; Commencement date of the fund).
(c)   Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since the commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE, THE ENHANCED DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT RIDERS FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            AXP(R) VARIABLE PORTFOLIO -

WBCA4         Blue Chip Advantage Fund (3/00; 9/99)(b)              (18.04)%  (14.85)%    (18.04)%     --%       --%    (8.63)%
WCAR4         Capital Resource Fund (3/00; 10/81)                   (19.64)   (20.15)     (19.64)    3.27      4.96     10.08
WDEI4         Diversified Equity Income Fund (3/00; 9/99)             0.32      4.32        0.32       --        --      0.81
WEXI4         Extra Income Fund (3/00; 5/96)                          3.12     (4.48)       3.12    (0.02)       --      0.75
WFDI4         Federal Income Fund (3/00; 9/99)                        4.49      6.00        4.49       --        --      4.71
WNDM4         NEW DIMENSIONS FUND(R)(3/00; 5/96)                    (18.25)   (17.65)     (18.25)    7.84        --      8.79
WSVA4         Partners Small Cap Value Fund (5/02; 8/01)(c)             --        --          --       --        --      6.31
WSCA4         Small Cap Advantage Fund (3/00; 9/99)                  (8.22)   (10.30)      (8.22)      --        --      2.53

            AIM V.I.

WCAP4         Capital Appreciation Fund, Series I (3/00; 5/93)      (24.73)   (27.03)     (24.73)    4.04        --      9.73
WVAL4         Premier Equity Fund, Series I (3/00; 5/93)            (14.21)   (18.33)     (14.21)    7.69        --     11.36
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG4         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93)        (24.04)   (18.97)     (24.04)    6.29        --     13.61

            FIDELITY VIP

WDYC4         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                         --    (13.97)(e)  (29.82)      --        --    (33.71)
WHIP4         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                           --    (10.27)(e)  (13.55)   (5.65)     3.34      5.01
WMDC4         Mid Cap Portfolio (Service Class 2) (5/01; 12/98)(d)      --      1.00(e)    (5.25)      --        --     23.23

            FTVIPT

WISE4         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                                (1.04)     7.58       (1.04)    5.11      7.34      7.96
WRES4         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(f)     5.98     20.63        5.98     4.07      9.50      8.28
WSMC4         Franklin Small Cap Fund - Class 2 (3/00; 11/95)(f)    (16.82)   (28.62)     (16.82)    9.59        --     12.35
WVAS4         Franklin Small Cap Value Securities Fund -
              Class 2 (5/02; 5/98)(c),(f)                               --        --       11.78       --        --      1.36
WMSS4         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(f)                                5.15     12.09        5.15     8.22        --      8.64

            GOLDMAN SACHS VIT

WUSE4         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)             (13.55)   (12.17)     (13.55)      --        --      1.44
WGLI4         Global Income Fund (3/00; 1/98)                         2.95      5.04        2.95       --        --      3.38
WITO4         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)          (34.98)   (39.33)     (34.98)      --        --    (39.15)
WMCV4         Mid Cap Value Fund (3/00; 5/98)                        10.09     27.20       10.09       --        --      4.54

            MFS(R)

WGIS4         Investors Trust Series - Initial Class (3/00; 10/95)  (17.51)    (8.61)     (17.51)    5.32        --      8.76
WUTS4         Utilities Series - Initial Class (3/00; 1/95)         (25.64)   (18.47)     (25.64)    8.50        --     12.63

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS4         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                           --        --      (13.79)   13.26     11.88     10.76
WSTB4         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                            --        --        5.31     2.95        --      4.00

                                       14

                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            PUTNAM VARIABLE TRUST
WHSC4         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c), (h)                      --%       --%     (21.25)%     --%       --%     2.54%
WIGR4         Putnam VT International Growth Fund -
              Class IB Shares (3/00; 1/97)(i)                       (22.10)   (21.41)     (22.10)      --        --      7.57
WVIS4         Putnam VT Vista Fund - Class IB Shares
              (3/00; 1/97)(i)                                       (34.81)   (32.97)     (34.81)      --        --      5.42

            WELLS FARGO VT

WAAL4         Asset Allocation Fund (3/00; 4/94)(j)                  (8.64)    (5.45)      (8.64)    7.30        --      9.19
WCBD4         Corporate Bond Fund (3/00; 9/99)                        5.44      6.96        5.44       --        --      5.70
WEQI4         Equity Income Fund (3/00; 5/96)(k)                     (7.12)     2.37       (7.12)    7.44        --      8.13
WEQV4         Equity Value Fund (3/00; 5/98)(l)                      (8.08)    (0.09)      (8.08)      --        --     (3.87)
WGRO4         Growth Fund (3/00; 4/94)(m)                           (20.72)   (18.51)     (20.72)    2.98        --      8.10
WIEQ4         International Equity Fund (7/00; 7/00)                (17.64)   (18.90)     (17.64)      --        --    (18.90)
WLCG4         Large Company Growth Fund (3/00; 9/99)                (22.36)   (15.64)     (22.36)      --        --     (4.16)
WMMK4         Money Market Fund (3/00; 5/94)(n)                       1.80      2.74        1.80     2.84        --      2.89
WSCG4         Small Cap Growth Fund (3/00; 5/95)(o)                 (25.81)   (38.70)     (25.81)   (3.66)       --      3.20



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge, a 0.20% annual Enhanced Death Benefit Rider fee and a 0.30% annual Guaranteed Minimum Income Benefit Rider fee. Premium taxes and purchase payment credits are not reflected in the above total returns.
(b)   (Commencement date of the subaccount; Commencement date of the fund).
(c)   Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since the commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITH WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            AXP(R) VARIABLE PORTFOLIO -

PBCA1         Blue Chip Advantage Fund (11/99; 9/99)(b)             (23.35)%  (13.57)%    (23.35)%     --%       --%   (11.05)%
WCAR6         Capital Resource Fund (3/00; 10/81)                   (24.83)   (22.80)     (24.83)    2.46      5.49     10.65
PDEI1         Diversified Equity Income Fund (11/99; 9/99)           (6.42)    (2.85)      (6.42)      --        --     (1.94)
PEXI1         Extra Income Fund (11/99; 5/96)                        (3.85)    (5.65)      (3.85)   (0.93)       --      0.36
WFDI6         Federal Income Fund (3/00; 9/99)                       (2.59)     2.30       (2.59)      --        --      1.90
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                  (23.55)   (10.92)     (23.55)    7.28        --      8.66
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)(c)             --        --          --       --        --     (1.21)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                (14.31)    (2.10)     (14.31)      --        --     (0.30)

            AIM V.I.

PCAP1         Capital Appreciation Fund, Series I (11/99; 5/93)     (29.52)   (12.40)     (29.52)    3.30        --     10.33
PVAL1         Premier Equity Fund, Series I (11/99; 5/93)           (19.83)   (12.93)     (19.83)    7.10        --     11.96
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG6         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93)        (28.88)   (21.64)     (28.88)    5.68        --     14.19

            FIDELITY VIP

WDYC6         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                         --    (19.77)(e)  (34.21)      --        --    (37.12)
WHIP6         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                           --    (16.36)(e)  (19.21)   (6.36)     3.85      5.55
WMDC6         Mid Cap Portfolio (Service Class 2) (5/01; 12/98)(d)      --     (5.98)(e)  (11.56)      --        --     22.14

            FTVIPT

WISE6         Franklin Income Securities Fund - Class 2
              (3/00; 1/89)(f)                                        (7.68)     3.96       (7.68)    4.33      7.88      8.52
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(f)    (1.21)    17.46       (1.21)    3.23     10.05      8.83
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(f)   (22.23)    (5.97)     (22.23)    9.08        --     12.54
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(c),(f)                            4.35     15.37        4.35       --        --     (0.20)
WMSS6         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(f)                               (1.97)     8.63       (1.97)    7.60        --      8.37

            GOLDMAN SACHS VIT

WUSE6         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)             (19.22)   (15.16)     (19.22)      --        --      0.06
WGLI6         Global Income Fund (3/00; 1/98)                        (4.00)     1.35       (4.00)      --        --      2.07
WITO6         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)          (38.97)   (41.34)     (38.97)      --        --    (41.15)
WMCV6         Mid Cap Value Fund (3/00; 5/98)                         2.64     24.23        2.64       --        --      3.11

            MFS(R)

PGIS1         Investors Trust Series - Initial Class (11/99; 10/95) (22.87)    (9.85)     (22.87)    4.62        --      8.91
PUTS1         Utilities Series - Initial Class (11/99; 1/95)        (30.36)    (8.84)     (30.36)    8.01        --     13.06

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS6         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                           --        --      (19.44)   12.92     12.44     11.32
WSTB6         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                            --        --       (1.83)    2.06        --      4.54

                                       16

                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            PUTNAM VARIABLE TRUST

WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                       --%       --%     (26.32)%     --%       --%     1.02%
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(i)                      (27.10)    (9.43)     (27.10)      --        --      7.00
PVIS1         Putnam VT Vista Fund - Class IB Shares
              (11/99; 1/97)(i)                                      (38.81)   (13.68)     (38.81)      --        --      4.84

            WELLS FARGO VT

WAAL6         Asset Allocation Fund (3/00; 4/94)(j)                 (14.69)    (8.72)     (14.69)    6.66        --      9.62
WCBD6         Corporate Bond Fund (3/00; 9/99)                       (1.70)     3.27       (1.70)      --        --      2.87
WEQI6         Equity Income Fund (3/00; 5/96)(k)                    (13.29)    (1.09)     (13.29)    6.80        --      7.96
WEQV6         Equity Value Fund (3/00; 5/98)(l)                     (14.18)    (3.46)     (14.18)      --        --     (5.15)
WGRO6         Growth Fund (3/00; 4/94)(m)                           (25.82)   (21.22)     (25.82)    2.16        --      8.55
WIEQ6         International Equity Fund (7/00; 7/00)                (22.99)   (22.33)     (22.99)      --        --    (22.33)
WLCG6         Large Company Growth Fund (3/00; 9/99)                (27.34)   (18.49)     (27.34)      --        --     (6.77)
WMMK6         Money Market Fund (3/00; 5/94)(n)                      (5.06)    (0.85)      (5.06)    1.96        --      3.25
WSCG6         Small Cap Growth Fund (3/00; 5/95)(o)                 (30.52)   (40.58)     (30.52)   (4.40)       --      3.27



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% annual mortality and expense risk fee, a 0.15% annual variable account administrative charge and applicable withdrawal charges associated with the eight-year withdrawal charge schedule. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)   (Commencement date of the subaccount; Commencement date of the fund).

(c)   Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since the commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

AVERAGE ANNUAL TOTAL RETURN(a) (WITHOUT PURCHASE PAYMENT CREDITS) FOR ANNUITIES WITHOUT WITHDRAWAL AND SELECTION OF THE EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            AXP(R) VARIABLE PORTFOLIO -

PBCA1         Blue Chip Advantage Fund (11/99; 9/99)(b)             (17.56)%  (10.50)%    (17.56)%     --%       --%    (8.08)%
WCAR6         Capital Resource Fund (3/00; 10/81)                   (19.16)   (19.60)     (19.16)    3.87      5.49     10.65
PDEI1         Diversified Equity Income Fund (11/99; 9/99)            0.84      0.61        0.84       --        --      1.34
PEXI1         Extra Income Fund (11/99; 5/96)                         3.64     (2.30)       3.64     0.56        --      1.34
WFDI6         Federal Income Fund (3/00; 9/99)                        5.02      6.51        5.02       --        --      5.23
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                  (17.77)    (7.76)     (17.77)    8.46        --      9.37
WSVA6         Partners Small Cap Value Fund (5/02; 8/01)(c)             --        --          --       --        --      6.51
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                 (7.72)     1.39       (7.72)      --        --      3.06

            AIM V.I.

PCAP1         Capital Appreciation Fund, Series I (11/99; 5/93)     (24.27)    (9.29)     (24.27)    4.67        --     10.33
PVAL1         Premier Equity Fund, Series I (11/99; 5/93)           (13.72)    (9.84)     (13.72)    8.29        --     11.96
              (previously AIM V.I. Value Fund, Series I)

            DREYFUS

WSRG6         The Dreyfus Socially Responsible Growth
              Fund, Inc. - Initial Share Class (3/00; 10/93)        (23.57)   (18.41)     (23.57)    6.93        --     14.19

            FIDELITY VIP

WDYC6         Dynamic Capital Appreciation Portfolio
              (Service Class 2) (5/01; 9/00)(d)                         --    (13.66)(e)  (29.36)      --        --    (33.22)
WHIP6         High Income Portfolio (Service Class 2)
              (5/01; 9/85)(d)                                           --     (9.96)(e)  (13.06)   (4.98)     3.85      5.55
WMDC6         Mid Cap Portfolio (Service Class 2) (5/01; 12/98)(d)      --      1.33(e)    (4.74)      --        --     23.89

            FTVIPT

WISE6         Franklin Income Securities Fund -
              Class 2 (3/00; 1/89)(f)                                (0.52)     8.12       (0.52)    5.65      7.88      8.52
WRES6         Franklin Real Estate Fund - Class 2 (3/00; 1/89)(f)     6.51     21.23        6.51     4.60     10.05      8.83
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(f)   (16.33)    (2.62)     (16.33)   10.19        --     12.89
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(c),(f)                           12.35     18.49       12.35       --        --      1.84
WMSS6         Mutual Shares Securities Fund -
              Class 2 (3/00; 11/96)(f)                                5.68     12.65        5.68     8.77        --      9.19

            GOLDMAN SACHS VIT

WUSE6         CORE(SM) U.S. Equity Fund (3/00; 2/98)(g)             (13.06)   (11.63)     (13.06)      --        --      1.99
WGLI6         Global Income Fund (3/00; 1/98)                         3.48      5.57        3.48       --        --      3.92
WITO6         Internet Tollkeeper Fund(SM) (5/00; 4/00)(g)          (34.53)   (38.75)     (34.53)      --        --    (38.57)
WMCV6         Mid Cap Value Fund (3/00; 5/98)                        10.64     27.84       10.64       --        --      5.06

            MFS(R)

PGIS1         Investors Trust Series - Initial Class (11/99; 10/95) (17.03)    (6.65)     (17.03)    5.92        --      9.31
PUTS1         Utilities Series - Initial Class (11/99; 1/95)        (25.18)    (5.60)     (25.18)    9.16        --     13.33

            OPPENHEIMER VARIABLE ACCOUNT FUNDS

WOGS6         Oppenheimer Global Securities Fund/VA,
              Service Shares (5/02; 11/90)(c)                           --        --      (13.30)   13.88     12.44     11.32
WSTB6         Oppenheimer Strategic Bond Fund/VA,
              Service Shares (5/02; 5/93)(c)                            --        --        5.84     3.50        --      4.54

                                       18

                                                                       PERFORMANCE OF                  PERFORMANCE OF
                                                                       THE SUBACCOUNT                     THE FUND
                                                                               SINCE                                     SINCE
SUBACCOUNT  INVESTING IN:                                           1 YEAR  COMMENCEMENT  1 YEAR   5 YEARS  10 YEARS  COMMENCEMENT

            PUTNAM VARIABLE TRUST

WHSC6         Putnam VT Health Sciences Fund -
              Class IB Shares (5/02; 4/98)(c),(h)                       --%       --%     (20.78)%     --%       --%     3.08%
PIGR1         Putnam VT International Growth Fund -
              Class IB Shares (11/99; 1/97)(i)                      (21.63)    (6.21)     (21.63)      --        --      8.20
PVIS1         Putnam VT Vista Fund - Class IB Shares
              (11/99; 1/97)(i)                                      (34.36)   (10.61)     (34.36)      --        --      6.13

            WELLS FARGO VT

WAAL6         Asset Allocation Fund (3/00; 4/94)(j)                  (8.14)    (4.91)      (8.14)    7.87        --      9.76
WCBD6         Corporate Bond Fund (3/00; 9/99)                        5.97      7.46        5.97       --        --      6.18
WEQI6         Equity Income Fund (3/00; 5/96)(k)                     (6.62)     3.04       (6.62)    8.00        --      8.69
WEQV6         Equity Value Fund (3/00; 5/98)(l)                      (7.58)     0.55       (7.58)      --        --     (3.22)
WGRO6         Growth Fund (3/00; 4/94)(m)                           (20.24)   (17.96)     (20.24)    3.59        --      8.70
WIEQ6         International Equity Fund (7/00; 7/00)                (17.16)   (18.38)     (17.16)      --        --    (18.38)
WLCG6         Large Company Growth Fund (3/00; 9/99)                (21.89)   (15.09)     (21.89)      --        --     (3.62)
WMMK6         Money Market Fund (3/00; 5/94)(n)                       2.32      3.28        2.32     3.40        --      3.46
WSCG6         Small Cap Growth Fund (3/00; 5/95)(o)                 (25.35)   (38.08)     (25.35)   (3.02)       --      3.76



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% annual mortality and expense risk fee and a 0.15% annual variable account administrative charge. Premium taxes and purchase payment credits are not reflected in the above total returns.

(b)   (Commencement date of the subaccount; Commencement date of the fund).

(c)   Subaccount had not commenced operations as of Dec. 31, 2001.
(d) Initial offering of the Service Class 2 of each fund took place on Jan. 12, 2000. Returns prior to Jan. 12, 2000 through Nov. 3, 1997 are those of the Service Class, which reflect a 12b-1 fee of 0.10%. Service Class 2 returns prior to Nov. 3, 1997 are those of the Initial Class, which has no 12b-1 fee. If Service Class 2's 12b-1 fee of 0.25% had been reflected, returns prior to Jan. 12, 2000 would have been lower.
(e) Cumulative return (not annualized) since the commencement date of the subaccount.
(f) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(g) CORE(SM) and Internet Tollkeeper Fund(SM) are service marks of Goldman, Sachs & Co.
(h) The Trustees of Putnam Variable Trust currently limit 12b-1 fee payments on Class IB Shares to 0.25% of average net assets.
(i) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(j) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(k) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
(l) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(m) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(n) Performance for periods prior to Sept. 20, 1999 reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust Funds were reorganized into the Wells Fargo Variable Trust Funds.
(o) Performance for periods prior to Sept. 20, 1999 reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business Sept. 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                     -------
                                        P

where:        P = a hypothetical initial payment of $1,000
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).


Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge, the Benefit Protector (SM) Death Benefit Rider fee, the Benefit Protector (SM) Plus Death Benefit Rider fee, the Enhanced Death Benefit Rider fee, the Guaranteed Minimum Income Benefit Rider fee and the mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)   less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)   raising the base period return to the power of 365/7.

The subaccount's value includes:
-   any declared dividends,
-   the value of any shares purchased with dividends paid during the period, and
-   any dividends declared for such shares.

It does not include:
-   the effect of any applicable withdrawal charge, or
-   any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)TO THE POWER OF 365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT   INVESTING IN:                       SIMPLE YIELD      COMPOUND YIELD
WMMK1        Wells Fargo VT Money Market Fund       0.03%               0.03%
WMMK3        Wells Fargo VT Money Market Fund       0.23                0.23
WMMK4        Wells Fargo VT Money Market Fund       0.28                0.28
WMMK6        Wells Fargo VT Money Market Fund       0.49                0.49

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For a subaccount investing in an income fund, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:


                  YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements)
           c = the average  daily number of  accumulation  units  outstanding during the period that were entitled to receive dividends
           d = the maximum offering price per  accumulation  unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2001



SUBACCOUNT         INVESTING IN:                                        YIELD
PEXI1              AXP(R) Variable Portfolio - Extra Income Fund        11.08%
WEXI1              AXP(R) Variable Portfolio - Extra Income Fund        11.11
WEXI3              AXP(R) Variable Portfolio - Extra Income Fund        11.07
WEXI4              AXP(R) Variable Portfolio - Extra Income Fund        10.90
WFDI1              AXP(R) Variable Portfolio - Federal Income Fund       5.58
WFDI3              AXP(R) Variable Portfolio - Federal Income Fund       5.66
WFDI4              AXP(R) Variable Portfolio - Federal Income Fund       5.66
WFDI6              AXP(R) Variable Portfolio - Federal Income Fund       5.77


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:
- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:
-   the annuity unit value on the valuation date; by
-   the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
-   the net investment factor; and
-   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:
- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-   dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE ONE-YEAR FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:
- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                           www.ambest.com
Fitch                                               www.fitchratings.com
Moody's                                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Builder Variable Annuity (comprised of subaccounts PBCA1, WBCA1, WBCA3, WBCA4, WCAR1, WCAR3, WCAR4, WCAR6, PDEI1, WDEI1, WDEI3, WDEI4, PEXI1, WEXI1, WEXI3, WEXI4, WFDI1, WFDI3, WFDI4, WFDI6, PNDM1, WNDM1, WNDM3, WNDM4, PSCA1, WSCA1, WSCA3, WSCA4, PCAP1, WCAP1, WCAP3, WCAP4, PVAL1, WVAL1, WVAL3, WVAL4, WSRG1, WSRG3, WSRG4, WSRG6, WDYC3, WDYC4, WDYC6, WHIP1, WHIP3, WHIP4, WHIP6, WMDC1, WMDC3, WMDC4, WMDC6, WISE1, WISE3, WISE4, WISE6, WRES1, WRES3, WRES4, WRES6, PSMC1, WSMC1, WSMC3, WSMC4, WMSS1, WMSS3, WMSS4, WMSS6, WUSE1, WUSE3, WUSE4, WUSE6, WGLI1, WGLI3, WGLI4, WGLI6, SITO2, WITO1, WITO4, WITO6, WMCV1, WMCV3, WMCV4, WMCV6, PGIS1, WGIS1, WGIS3, WGIS4, PUTS1, WUTS1, WUTS3, WUTS4, PIGR1, WIGR1, WIGR3, WIGR4, PVIS1, WVIS1, WVIS3, WVIS4, WAAL1, WAAL3, WAAL4, WAAL6, WCBD1, WCBD3, WCBD4, WCBD6, WEQI1, WEQI3, WEQI4, WEQI6, WEQV1, WEQV3, WEQV4, WEQV6, WGRO1, WGRO3, WGRO4, WGRO6, WIEQ1, WIEQ3, WIEQ4, WIEQ6, WLCG1, WLCG3, WLCG4, WLCG6, WMMK1, WMMK3, WMMK4, WMMK6, WSCG1, WSCG3, WSCG4 and WSCG6) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - Wells Fargo Advantage(SM) Builder Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------------------
DECEMBER 31, 2001                                    PBCA1       WBCA1     WBCA3         WBCA4       WCAR1       WCAR3       WCAR4
ASSETS

Investments in shares of mutual funds
 and portfolios:
   at cost                                        $803,997    $239,221   $1,008,228   $814,115    $    325    $531,592    $169,980
                                                  ---------------------------------------------------------------------------------
   at market value                                $733,455    $211,261   $  824,150   $705,032    $    213    $377,927    $145,727
Dividends receivable                                    --          --           --         --          --          --          --
Accounts receivable from American Enterprise
 Life for contract purchase payments                13,740          --           --         --          --          --          --
Receivable from mutual funds and portfolios
 for share redemptions                                  --          --           --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       747,195     211,261      824,150    705,032         213     377,927     145,727
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      667         261          918        771           1         433         161
   Issue and administrative expense charge              91          25          102         89          --          48          18
   Contract terminations                                --          --            6         --          --          --          --
Payable to mutual funds and portfolios for
 investments purchased                                  --          --           --         --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      758         286        1,026        860           1         481         179
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               746,437     210,975      823,124    704,172         212     377,446     145,548
Net assets applicable to contracts in
 payment period                                         --          --           --         --          --          --          --
===================================================================================================================================
Total net assets                                  $746,437    $210,975   $  823,124   $704,172    $    212    $377,446    $145,548
===================================================================================================================================
Accumulation units outstanding                     942,961     281,960    1,096,767    936,952         318     564,888     217,630
===================================================================================================================================
Net asset value per accumulation unit             $   0.79    $   0.75   $     0.75   $   0.75    $   0.67    $   0.67    $   0.67
===================================================================================================================================


See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        WCAR6       PDEI1        WDEI1      WDEI3       WDEI4       PEXI1       WEXI1
ASSETS

Investments in shares of mutual funds
 and portfolios:
   at cost                                        $167,393    $335,431   $  151,981   $244,153    $490,620    $846,235    $ 83,049
                                                  --------------------------------------------------------------------------------
   at market value                                $145,863    $344,753   $  156,250   $242,292    $495,580    $778,131    $ 80,712
Dividends receivable                                    --          --           --         --          --       7,070         730
Accounts receivable from American Enterprise
 Life for contract purchase payments                    --          --           --        302          --         600          --
Receivable from mutual funds and portfolios
 for share redemptions                                  --          --           --         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       145,863     344,753      156,250    242,594     495,580     785,801      81,442
==================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      136         292          170        279         518         732         107
   Issue and administrative expense charge              19          40           16         31          60         100          10
   Contract terminations                                --          --           --         --          --          --          --
Payable to mutual funds and portfolios for
 investments purchased                                  --          --           --         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      155         332          186        310         578         832         117
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               145,708     344,421      156,064    242,284     495,002     784,969      81,325
Net assets applicable to contracts in
 payment period                                         --          --           --         --          --          --          --
==================================================================================================================================
Total net assets                                  $145,708    $344,421   $  156,064   $242,284    $495,002    $784,969    $ 81,325
==================================================================================================================================
Accumulation units outstanding                     216,946     341,828      144,235    223,084     455,345     820,896      90,219
==================================================================================================================================
Net asset value per accumulation unit             $   0.67    $   1.01   $     1.08   $   1.09    $   1.09    $   0.96    $   0.90
==================================================================================================================================


See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       WEXI3      WEXI4        WFDI1        WFDI3       WFDI4       WFDI6        PNDM1
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                                       $599,297   $452,747    $ 451,801   $1,758,723   $1,599,508   $959,546   $3,642,857
                                                 ----------------------------------------------------------------------------------
   at market value                               $564,065   $418,759    $ 452,393   $1,763,601   $1,612,040   $957,150   $2,970,275
Dividends receivable                                5,120      3,808        2,004        8,092        7,398      4,360           --
Accounts receivable from American Enterprise
 Life for contract purchase payments                  302         --           --          302        9,118         --       38,017
Receivable from mutual funds and portfolios
 for share redemptions                                 --         --           --           --           --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                      569,487    422,567      454,397    1,771,995    1,628,556    961,510    3,008,292
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                     652        467          566        1,990        1,752        875        2,734
   Issue and administrative expense charge             72         54           55          221          202        119          373
   Contract terminations                               --         --           --           --           --         --           --
Payable to mutual funds and portfolios for
 investments purchased                                 --         --           --           --           --         --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     724        521          621        2,211        1,954        994        3,107
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                              568,763    422,046      453,776    1,769,784    1,626,602    960,516    2,958,110
Net assets applicable to contracts in
 payment period                                        --         --           --           --           --         --       47,075
===================================================================================================================================
Total net assets                                 $568,763   $422,046    $ 453,776   $1,769,784   $1,626,602   $960,516   $3,005,185
===================================================================================================================================
Accumulation units outstanding                    633,190    465,739      412,908    1,608,525    1,473,252    858,766    3,478,255
===================================================================================================================================
Net asset value per accumulation unit            $   0.90   $   0.91    $    1.10   $     1.10   $     1.10   $   1.12   $     0.85
===================================================================================================================================


See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                        WNDM1       WNDM3        WNDM4      PSCA1       WSCA1       WSCA3       WSCA4
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                                        $312,445  $2,773,519   $1,539,358   $292,515    $ 68,401    $293,258    $440,588
                                                  --------------------------------------------------------------------------------
   at market value                                $255,777  $2,202,965   $1,285,574   $292,300    $ 65,161    $303,446    $456,546
Dividends receivable                                    --          --           --         --          --          --          --
Accounts receivable from American Enterprise
 Life for contract purchase payments                    --      10,178           --         --          --         151          --
Receivable from mutual funds and portfolios
 for share redemptions                                  --          --           --         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       255,777   2,213,143    1,285,574    292,300      65,161     303,597     456,546
==================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      335       2,494        1,413        251          85         337         492
   Issue and administrative expense charge              33         277          163         34           8          37          57
   Contract terminations                                --          --           --         88          --          --          --
Payable to mutual funds and portfolios for
 investments purchased                                  --          --           --         --          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      368       2,771        1,576        373          93         374         549
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               255,409   2,210,372    1,283,998    291,927      65,068     303,223     455,997
Net assets applicable to contracts
 in payment period                                      --          --           --         --          --          --          --
==================================================================================================================================
Total net assets                                  $255,409  $2,210,372   $1,283,998   $291,927    $ 65,068    $303,223    $455,997
==================================================================================================================================
Accumulation units outstanding                     362,662   3,127,972    1,815,474    276,360      79,135     367,444     551,924
==================================================================================================================================
Net asset value per accumulation unit             $   0.70  $     0.71   $     0.71   $   1.06    $   0.82    $   0.83    $   0.83
==================================================================================================================================


See accompanying notes to financial statements.

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       PCAP1      WCAP1        WCAP3        WCAP4        PVAL1       WVAL1       WVAL3
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                                     $3,652,574   $405,420   $4,637,071   $3,599,614  $10,100,904  $1,531,657  $8,271,826
                                               ------------------------------------------------------------------------------------
   at market value                             $2,815,889   $292,497   $3,272,870   $2,548,532  $ 8,421,667  $1,269,962  $6,787,948
Dividends receivable                                   --         --           --           --           --          --          --
Accounts receivable from American Enterprise
 Life for contract purchase payments                   --         --           --        1,486       28,587          --     337,361
Receivable from mutual funds and portfolios
 for share redemptions                              2,897        413      201,445        3,131        8,642       1,804       8,128
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                    2,818,786    292,910    3,474,315    2,553,149    8,458,896   1,271,766   7,133,437
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                   2,549        377        3,939        2,807        7,605       1,645       7,315
   Issue and administrative expense charge            348         36          438          324        1,037         159         813
   Contract terminations                               --         --      197,068           --           --          --          --
Payable to mutual funds and portfolios for
 investments purchased                                 --         --           --        1,486       28,587          --     337,361
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   2,897        413      201,445        4,617       37,229       1,804     345,489
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                            2,815,889    292,497    3,272,870    2,548,532    8,361,919   1,269,962   6,787,948
Net assets applicable to contracts in
 payment period                                        --         --           --           --       59,748          --          --
===================================================================================================================================
Total net assets                               $2,815,889   $292,497   $3,272,870   $2,548,532  $ 8,421,667  $1,269,962  $6,787,948
===================================================================================================================================
Accumulation units outstanding                  3,345,255    517,181    5,771,962    4,484,681   10,352,049   1,830,074   9,748,746
===================================================================================================================================
Net asset value per accumulation unit          $     0.84   $   0.57   $     0.57   $     0.57  $      0.81  $     0.69  $     0.70
===================================================================================================================================


See accompanying notes to financial statements.

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       WVAL4      WSRG1       WSRG3         WSRG4        WSRG6      WDYC3       WDYC4
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                                     $8,343,626   $367,263    $653,576    $1,226,966   $  990,876    $57,459     $64,468
                                               ------------------------------------------------------------------------------------
   at market value                             $6,960,894   $262,537    $543,232    $  931,607   $  787,904    $58,424     $62,704
Dividends receivable                                   --         --          --            --           --         --          --
Accounts receivable from American Enterprise
 Life for contract purchase payments                4,100         --          --         3,249           --         --          --
Receivable from mutual funds and portfolios
 for share redemptions                              8,552        376         682         1,128          828         72          75
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                    6,973,546    262,913     543,914       935,984      788,732     58,496      62,779
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                   7,667        343         614         1,011          729         65          67
   Issue and administrative expense charge            885         33          68           117           99          7           8
   Contract terminations                               --         --          --            --           --         --          --
Payable to mutual funds and portfolios for
 investments purchased                              4,100         --          --         3,249           --         --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  12,652        376         682         4,377          828         72          75
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                            6,960,894    262,537     543,232       931,607      787,904     58,424      62,704
Net assets applicable to contracts in
 payment period                                        --         --          --            --           --         --          --
===================================================================================================================================
Total net assets                               $6,960,894   $262,537    $543,232    $  931,607   $  787,904    $58,424     $62,704
===================================================================================================================================
Accumulation units outstanding                  9,986,904    383,987     791,525     1,356,354    1,142,689     61,379      65,846
===================================================================================================================================
Net asset value per accumulation unit          $     0.70   $   0.68    $   0.69    $     0.69   $     0.69    $  0.95     $  0.95
===================================================================================================================================


See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       WDYC6      WHIP1       WHIP3         WHIP4        WHIP6      WMDC1        WMDC3
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                                       $187,810    $38,433     $39,995       $55,302     $162,195    $12,590     $157,482
                                                 ----------------------------------------------------------------------------------
   at market value                               $197,243    $38,718     $38,528       $52,812     $162,506    $13,647     $165,341
Dividends receivable                                   --         --          --            --           --         --           --
Accounts receivable from American Enterprise
 Life for contract purchase payments               23,537         --       2,630           429       18,462         --          809
Receivable from mutual funds and portfolios
 for share redemptions                                169         55          44            60           99         20          204
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                      220,949     38,773      41,202        53,301      181,067     13,667      166,354
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                     149         50          40            54           87         18          184
   Issue and administrative expense charge             20          5           4             6           12          2           20
   Contract terminations                               --         --          --            --           --         --           --
Payable to mutual funds and portfolios for
 investments purchased                             23,537         --       2,630           429       18,462         --          809
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  23,706         55       2,674           489       18,561         20        1,013
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                              197,243     38,718      38,528        52,812      162,506     13,647      165,341
Net assets applicable to contracts in
 payment period                                        --         --          --            --           --         --           --
===================================================================================================================================
Total net assets                                 $197,243    $38,718     $38,528       $52,812     $162,506    $13,647     $165,341
===================================================================================================================================
Accumulation units outstanding                    206,869     42,577      42,308        57,973      178,140     12,870      155,709
===================================================================================================================================
Net asset value per accumulation unit            $   0.95    $  0.91     $  0.91       $  0.91     $   0.91    $  1.06     $   1.06
===================================================================================================================================


See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       WMDC4      WMDC6       WISE1       WISE3         WISE4         WISE6      WRES1
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                                       $373,204   $531,717    $422,051   $1,127,822   $2,056,491    $1,218,895   $152,028
                                                 ----------------------------------------------------------------------------------
   at market value                               $390,280   $555,738    $405,513   $1,092,152   $1,977,381    $1,177,770   $156,699
Dividends receivable                                   --         --          --           --           --            --         --
Accounts receivable from American Enterprise
 Life for contract purchase payments                5,490     43,665          --        3,907        6,627         4,281         --
Receivable from mutual funds and portfolios
 for share redemptions                                449        469         550        1,319        2,263         1,190        216
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                      396,219    599,872     406,063    1,097,378    1,986,271     1,183,241    156,915
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                     403        413         501        1,187        2,029         1,047        197
   Issue and administrative expense charge             46         56          49          132          234           143         19
   Contract terminations                               --         --          --           --           --            --         --
Payable to mutual funds and portfolios for
 investments purchased                              5,490     43,665          --        3,907        6,627         4,281         --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   5,939     44,134         550        5,226        8,890         5,471        216
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                              390,280    555,738     405,513    1,092,152    1,977,381     1,177,770    156,699
Net assets applicable to contracts in
 payment period                                        --         --          --           --           --            --         --
===================================================================================================================================
Total net assets                                 $390,280   $555,738    $405,513   $1,092,152   $1,977,381    $1,177,770   $156,699
===================================================================================================================================
Accumulation units outstanding                    367,294    522,139     413,265    1,110,564    2,006,000     1,020,460    125,234
===================================================================================================================================
Net asset value per accumulation unit            $   1.06   $   1.06    $   0.98   $     0.98   $     0.99    $     1.15   $   1.25
===================================================================================================================================



See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                       WRES3      WRES4       WRES6        PSMC1       WSMC1        WSMC3        WSMC4
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                                       $279,199   $450,293    $662,676   $3,152,070    $325,167   $1,438,139   $2,121,119
                                                 ----------------------------------------------------------------------------------
   at market value                               $291,004   $468,633    $694,955   $2,884,175    $310,383   $1,311,681   $1,818,769
Dividends receivable                                   --         --          --           --          --           --           --
Accounts receivable from American Enterprise
 Life for contract purchase payments                  237         --      61,285       34,078          --           --        3,946
Receivable from mutual funds and portfolios
 for share redemptions                             21,322        549         583        2,971         419       10,902        2,188
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                      312,563    469,182     756,823    2,921,224     310,802    1,322,583    1,824,903
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                     338        492         513        2,615         382        1,492        1,962
   Issue and administrative expense charge             38         57          70          356          37          166          226
   Contract terminations                           20,946         --          --           --          --        9,244           --
Payable to mutual funds and portfolios
 for investments purchased                             --         --      61,285       34,078          --           --        3,946
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  21,322        549      61,868       37,049         419       10,902        6,134
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                              291,241    468,633     694,955    2,873,316     310,383    1,311,681    1,818,769
Net assets applicable to contracts in
 payment period                                        --         --          --       10,859          --           --           --
===================================================================================================================================
Total net assets                                 $291,241   $468,633    $694,955   $2,884,175    $310,383   $1,311,681   $1,818,769
===================================================================================================================================
Accumulation units outstanding                    231,909    372,972     488,420    2,844,121     616,623    2,596,508    3,329,865
===================================================================================================================================
Net asset value per accumulation unit            $   1.26   $   1.26    $   1.42   $     1.01    $   0.50   $     0.51   $     0.55
===================================================================================================================================


See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                      WMSS1       WMSS3        WMSS4       WMSS6       WUSE1        WUSE3        WUSE4
ASSETS

Investments in shares of mutual
 funds and portfolios:
   at cost                                       $26,936    $384,737     $822,139    $806,632    $258,496   $  892,993   $1,307,681
                                                 ----------------------------------------------------------------------------------
   at market value                               $27,810    $380,068     $811,937    $804,345    $226,069   $  807,268   $1,164,496
Dividends receivable                                  --          --           --          --          --           --           --
Accounts receivable from American Enterprise
 Life for contract purchase payments                  --       3,384        7,840          --          --           --        3,249
Receivable from mutual funds and portfolios
 for share redemptions                                35         442          973         744         307        2,498        1,398
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                      27,845     383,894      820,750     805,089     226,376      809,766    1,169,143
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                     32         398          872         655         280          917        1,253
   Issue and administrative expense charge             3          44          101          89          27          102          145
   Contract terminations                              --          --           --          --          --        1,479           76
Payable to mutual funds and portfolios for
 investments purchased                                --       3,384        7,840          --          --           --        3,249
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     35       3,826        8,813         744         307        2,498        4,723
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                              27,810     380,068      811,937     804,345     226,069      807,268    1,164,420
Net assets applicable to contracts in
 payment period                                       --          --           --          --          --           --           --
===================================================================================================================================
Total net assets                                 $27,810    $380,068     $811,937    $804,345    $226,069   $  807,268   $1,164,420
===================================================================================================================================
Accumulation units outstanding                    23,784     324,208      691,209     646,341     285,684    1,016,772    1,464,691
===================================================================================================================================
Net asset value per accumulation unit            $  1.17    $   1.17     $   1.17    $   1.24    $   0.79   $     0.79   $     0.79
===================================================================================================================================


See accompanying notes to financial statements.

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          WUSE6      WGLI1      WGLI3       WGLI4        WGLI6       SITO2       WITO1
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $ 1,888,252  $ 192,439  $ 233,857  $  220,230  $   422,086  $  400,573  $   71,059
                                                 ----------------------------------------------------------------------------------
   at market value                               $ 1,662,414  $ 187,583  $ 225,549  $  214,295  $   411,051  $  235,846  $   49,007
Dividends receivable                                      --         --         --          --       18,462          --          --
Accounts receivable from American Enterprise
 Life for contract purchase payments                      --         --        302          --           --          --          --
Receivable from mutual funds and portfolios
 for share redemptions                                 1,737        271        262         263          401         301          65
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,664,151    187,854    226,113     214,558      429,914     236,147      49,072
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      1,529        247        236         236          353         267          59
   Issue and administrative expense charge               208         24         26          27           48          30           6
   Contract terminations                                  --         --         --          --           --           4          --
Payable to mutual funds and portfolios for
 investments purchased                                    --         --        302          --       18,462          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,737        271        564         263       18,863         301          65
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               1,662,414    187,583    225,549     214,295      411,051     235,846      49,007
Net assets applicable to contracts in payment
 period                                                   --         --         --          --           --          --          --
===================================================================================================================================
Total net assets                                 $ 1,662,414  $ 187,583  $ 225,549  $  214,295  $   411,051  $  235,846  $   49,007
===================================================================================================================================
Accumulation units outstanding                     2,083,450    171,196    205,108     194,676      372,072     536,395     111,770
===================================================================================================================================
Net asset value per accumulation unit            $      0.80  $    1.10  $    1.10  $     1.10  $      1.10  $     0.44  $     0.44
===================================================================================================================================


See accompanying notes to financial statements.

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          WITO4      WITO6      WMCV1       WMCV3        WMCV4       WMCV6       PGIS1
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $   752,569  $ 252,585  $ 475,426  $  927,683  $ 1,463,424  $1,596,052  $1,294,377
                                                 ----------------------------------------------------------------------------------
   at market value                               $   496,703  $ 174,988  $ 499,071  $  976,924  $ 1,532,938  $1,710,264  $1,184,099
Dividends receivable                                      --         --         --          --           --          --          --
Accounts receivable from American Enterprise
 Life for contract purchase payments                      --         --        311       8,486          558       9,477      36,916
Receivable from mutual funds and portfolios
 for share redemptions                                 5,161        173        674       1,194        1,835       1,749       1,176
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                         501,864    175,161    500,056     986,604    1,535,331   1,721,490   1,222,191
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                        547        152        615       1,075        1,645       1,539       1,035
   Issue and administrative expense charge                63         21         59         119          190         210         141
   Contract terminations                               4,551         --         --          --           --          --          --
Payable to mutual funds and portfolios for
 investments purchased                                    --         --         --       8,486          558       9,477      36,916
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      5,161        173        674       9,680        2,393      11,226      38,092
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                 496,703    174,988    499,382     976,924    1,532,938   1,710,264   1,184,099
Net assets applicable to contracts in payment
 period                                                   --         --         --          --           --          --          --
===================================================================================================================================
Total net assets                                 $   496,703  $ 174,988  $ 499,382  $  976,924  $ 1,532,938  $1,710,264  $1,184,099
===================================================================================================================================
Accumulation units outstanding                     1,128,619    396,291    321,115     626,057      982,105   1,090,863   1,377,117
===================================================================================================================================
Net asset value per accumulation unit            $      0.44  $    0.44  $    1.56  $     1.56  $      1.56  $     1.57  $     0.86
===================================================================================================================================


See accompanying notes to financial statements.

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          WGIS1       WGIS3       WGIS4        PUTS1      WUTS1       WUTS3      WUTS4
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $   135,318  $1,370,185  $1,333,080  $ 2,416,117  $ 556,842  $2,415,016 $4,001,732
                                                 ----------------------------------------------------------------------------------
   at market value                               $   127,028  $1,241,778  $1,198,507  $ 1,801,016  $ 449,301  $1,786,053 $2,986,689
Dividends receivable                                      --          --          --           --         --          --         --
Accounts receivable from American Enterprise
 Life for contract purchase payments                      --       4,839         857       23,537         --         398      6,462
Receivable from mutual funds and portfolios
 for share redemptions                                   170       1,548       1,454        1,828        624       2,258      3,597
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                         127,198   1,248,165   1,200,818    1,826,381    449,925   1,788,709  2,996,748
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                        155       1,393       1,304        1,609        569       2,034      3,225
   Issue and administrative expense charge                15         155         150          219         55         224        372
   Contract terminations                                  --          --          --           --         --          --         --
Payable to mutual funds and portfolios for
 investments purchased                                    --       4,839         857       23,537         --         398      6,462
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        170       6,387       2,311       25,365        624       2,656     10,059
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                 127,028   1,241,778   1,198,507    1,801,016    449,301   1,786,053  2,986,689
Net assets applicable to contracts in payment
 period                                                   --          --          --           --         --          --         --
===================================================================================================================================
Total net assets                                 $   127,028  $1,241,778  $1,198,507  $ 1,801,016  $ 449,301  $1,786,053 $2,986,689
===================================================================================================================================
Accumulation units outstanding                       150,859   1,472,896   1,420,310    1,998,687    713,097   2,824,313  4,299,683
===================================================================================================================================
Net asset value per accumulation unit            $      0.84  $     0.84  $     0.84  $      0.90  $    0.63  $     0.63 $     0.69
===================================================================================================================================


See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          PIGR1       WIGR1       WIGR3        WIGR4       PVIS1      WVIS1      WVIS3
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $ 5,499,292  $  930,749  $3,098,896  $ 4,675,761  $4,781,996 $1,185,873 $3,335,794
                                                 ----------------------------------------------------------------------------------
   at market value                               $ 4,269,371  $  727,520  $2,370,620  $ 3,578,970  $3,271,791 $  805,154 $2,228,274
Dividends receivable                                      --          --          --           --          --         --         --
Accounts receivable from American Enterprise
 Life for contract purchase payments                   3,935          --          --           --       1,334         --     10,039
Receivable from mutual funds and portfolios
 for share redemptions                                 4,472       1,041       7,178        4,357       3,413      1,130      2,777
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       4,277,778     728,561   2,377,798    3,583,327   3,276,538    806,284  2,241,090
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      3,935         949       2,690        3,906       3,003      1,030      2,499
   Issue and administrative expense charge               537          92         299          451         410        100        278
   Contract terminations                                  --          --       4,189           --          --         --         --
Payable to mutual funds and portfolios for
 investments purchased                                 3,935          --          --           --       1,334         --     10,039
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      8,407       1,041       7,178        4,357       4,747      1,130     12,816
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               4,256,362     727,520   2,370,620    3,578,970   3,263,337    805,154  2,228,274
Net assets applicable to contracts in payment
 period                                               13,009          --          --           --       8,454         --         --
===================================================================================================================================
Total net assets                                 $ 4,269,371  $  727,520  $2,370,620  $ 3,578,970  $3,271,791 $  805,154 $2,228,274
===================================================================================================================================
Accumulation units outstanding                     4,730,889   1,244,429   4,039,987    6,093,986   4,035,168  1,675,935  4,623,626
===================================================================================================================================
Net asset value per accumulation unit            $      0.90  $     0.58  $     0.59  $      0.59  $     0.81 $     0.48 $     0.48
===================================================================================================================================


See accompanying notes to financial statements.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          WVIS4       WAAL1       WAAL3        WAAL4       WAAL6      WCBD1      WCBD3
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $ 4,376,353  $1,725,998  $6,862,277  $10,226,249  $6,585,616  $ 614,088 $1,528,480
                                                 ----------------------------------------------------------------------------------
   at market value                               $ 2,952,490  $1,598,312  $6,397,848  $ 9,270,660  $6,014,842  $ 612,671 $1,534,899
Dividends receivable                                      --          --          --           --          --      3,016      7,605
Accounts receivable from American Enterprise
 Life for contract purchase payments                      --          --      19,176       22,834      11,483         --     13,151
Receivable from mutual funds and portfolios
 for share redemptions                                 3,623       2,275       7,891       11,279       6,367        867      1,931
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       2,956,113   1,600,587   6,424,915    9,304,773   6,032,692    616,554  1,557,586
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      3,248       2,074       7,102       10,112       5,603        790      1,739
   Issue and administrative expense charge               375         201         789        1,167         764         77        193
   Contract terminations                                  --          --          --           --          --         --         --
Payable to mutual funds and portfolios for
 investments purchased                                    --          --      19,176       22,834      11,483      3,016     20,755
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      3,623       2,275      27,067       34,113      17,850      3,883     22,687
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               2,952,490   1,598,312   6,397,848    9,270,660   6,014,842    612,671  1,534,899
Net assets applicable to contracts in payment
 period                                                   --          --          --           --          --         --         --
===================================================================================================================================
Total net assets                                 $ 2,952,490  $1,598,312  $6,397,848  $ 9,270,660  $6,014,842  $ 612,671 $1,534,899
===================================================================================================================================
Accumulation units outstanding                     6,122,171   1,777,201   7,089,097   10,262,679   6,592,928    547,620  1,372,544
===================================================================================================================================
Net asset value per accumulation unit            $      0.48  $     0.90  $     0.90  $      0.90  $     0.91  $    1.12 $     1.12
===================================================================================================================================


See accompanying notes to financial statements.

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          WCBD4       WCBD6       WEQI1        WEQI3       WEQI4       WEQI6     WEQV1
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $ 1,541,275  $1,737,629  $  557,423  $ 2,127,259  $2,240,646  $3,061,467 $ 314,200
                                                 ----------------------------------------------------------------------------------
   at market value                               $ 1,557,061  $1,761,011  $  545,528  $ 2,068,804  $2,180,602  $2,972,843 $ 306,813
Dividends receivable                                   7,712       8,682          --           --          --          --        --
Accounts receivable from American Enterprise
 Life for contract purchase payments                     857      23,552          --        3,777          --      54,641        --
Receivable from mutual funds and portfolios
 for share redemptions                                 1,891       1,835         765        2,533       2,656       2,993       412
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       1,567,521   1,795,080     546,293    2,075,114   2,183,258   3,030,477   307,225
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      1,696       1,615         698        2,280       2,374       2,634       376
   Issue and administrative expense charge               195         220          67          253         274         359        36
   Contract terminations                                  --          --          --           --           8          --        --
Payable to mutual funds and portfolios for
 investments purchased                                 8,569      32,234          --        3,777          --      54,641        --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     10,460      34,069         765        6,310       2,656      57,634       412
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               1,557,061   1,761,011     545,528    2,068,804   2,180,602   2,972,843   306,813
Net assets applicable to contracts in payment
 period                                                   --          --          --           --          --          --        --
===================================================================================================================================
Total net assets                                 $ 1,557,061  $1,761,011  $  545,528  $ 2,068,804  $2,180,602  $2,972,843 $ 306,813
===================================================================================================================================
Accumulation units outstanding                     1,386,348   1,544,515     522,019    1,972,144   2,076,312   2,814,268   306,787
===================================================================================================================================
Net asset value per accumulation unit            $      1.12  $     1.14  $     1.05  $      1.05  $     1.05  $     1.06 $    1.00
===================================================================================================================================


See accompanying notes to financial statements.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          WEQV3       WEQV4       WEQV6        WGRO1       WGRO3      WGRO4      WGRO6
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $   456,052  $  548,540  $  577,038    $  72,822  $  316,310  $ 545,740  $ 796,438
                                                 ----------------------------------------------------------------------------------
   at market value                               $   449,290  $  532,836  $  575,005    $  65,890  $  254,444  $ 418,438  $ 632,666
Dividends receivable                                      --          --          --           --          --         --         --
Accounts receivable from American Enterprise
 Life for contract purchase payments                      --          --      23,537           --       9,317         --         --
Receivable from mutual funds and portfolios
 for share redemptions                                   557         640         529           95         316        508        652
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                         449,847     533,476     599,071       65,985     264,077    418,946    633,318
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                        501         574         465           87         284        455        574
   Issue and administrative expense charge                56          66          64            8          32         53         78
   Contract terminations                                  --         156          --           --          --         --         --
Payable to mutual funds and portfolios for
 investments purchased                                    --          --      23,537           --       9,317         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        557         796      24,066           95       9,633        508        652
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                 449,290     532,680     575,005       65,890     254,444    418,438    632,666
Net assets applicable to contracts in payment
 period                                                   --          --          --           --          --         --         --
===================================================================================================================================
Total net assets                                 $   449,290  $  532,680  $  575,005    $  65,890  $  254,444  $ 418,438  $ 632,666
===================================================================================================================================
Accumulation units outstanding                       447,582     530,163     569,013       95,408     367,019    603,048    908,418
===================================================================================================================================
Net asset value per accumulation unit            $      1.00  $     1.00  $     1.01    $    0.69  $     0.69  $    0.69  $    0.70
===================================================================================================================================


See accompanying notes to financial statements.

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                         WIEQ1       WIEQ3       WIEQ4       WIEQ6       WLCG1       WLCG3       WLCG4
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $   48,621  $  303,238  $  237,190  $  438,249  $2,246,036  $9,090,270 $11,505,012
                                                 ----------------------------------------------------------------------------------
   at market value                               $   45,688  $  275,846  $  213,709  $  414,131  $1,929,412  $7,891,689 $ 9,519,858
Dividends receivable                                     --          --          --          --          --          --          --
Accounts receivable from American Enterprise
 Life for contract purchase payments                     --          --          --          --          --      35,200       5,548
Receivable from mutual funds and portfolios
 for share redemptions                                   66         349         260         402       2,733       9,742      11,486
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                         45,754     276,195     213,969     414,533   1,932,145   7,936,631   9,536,892
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                        60         314         233         354       2,492       8,768      10,298
   Issue and administrative expense charge                6          35          27          48         241         974       1,188
   Contract terminations                                 --          --          --          --          --          --          --
Payable to mutual funds and portfolios for
 investments purchased                                   --          --          --          --          --      35,200       5,548
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        66         349         260         402       2,733      44,942      17,034
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                                 45,688     275,846     213,709     414,131   1,929,412   7,891,689   9,519,858
Net assets applicable to contracts in payment
 period                                                  --          --          --          --          --          --          --
===================================================================================================================================
Total net assets                                 $   45,688  $  275,846  $  213,709  $  414,131  $1,929,412  $7,891,689 $ 9,519,858
===================================================================================================================================
Accumulation units outstanding                       62,297     375,009     290,306     560,834   2,621,634  10,688,936  12,882,345
===================================================================================================================================
Net asset value per accumulation unit            $     0.73  $     0.74  $     0.74  $     0.74  $     0.74  $     0.74 $      0.74
===================================================================================================================================


See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                          WLCG6       WMMK1       WMMK3       WMMK4      WMMK6      WSCG1        WSCG3
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $10,646,392  $1,164,574  $9,287,808  $8,331,428 $5,284,850  $ 559,452  $ 2,323,422
                                                 ----------------------------------------------------------------------------------
   at market value                               $ 8,911,024  $1,165,101  $9,291,472  $8,337,596 $5,287,590  $ 376,383  $ 1,514,650
Dividends receivable                                      --       1,546      13,597      12,604      7,808         --           --
Accounts receivable from American Enterprise
 Life for contract purchase payments                  33,637     103,993      10,477      28,412         --         --           --
Receivable from mutual funds and portfolios
 for share redemptions                                 9,292       1,509      11,703      10,503      5,594        534       11,881
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                       8,953,953   1,272,149   9,327,249   8,389,115  5,300,992    376,917    1,526,531
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      8,177       1,376      10,533       9,416      4,923        487        1,723
   Issue and administrative expense charge             1,115         133       1,170       1,087        671         47          191
   Contract terminations                                  --          --          --          --         --         --           --
Payable to mutual funds and portfolios for
 investments purchased                                33,637     105,539      24,074      41,016      7,808         --        9,967
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     42,929     107,048      35,777      51,519     13,402        534       11,881
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               8,911,024   1,165,101   9,291,472   8,337,596  5,287,590    376,383    1,514,650
Net assets applicable to contracts in payment
 period                                                   --          --          --          --         --         --           --
===================================================================================================================================
Total net assets                                 $ 8,911,024  $1,165,101  $9,291,472  $8,337,596 $5,287,590  $ 376,383  $ 1,514,650
===================================================================================================================================
Accumulation units outstanding                    12,015,301   1,117,204   8,906,824   7,943,482  4,983,619    911,462    3,654,916
===================================================================================================================================
Net asset value per accumulation unit            $      0.74  $     1.04  $     1.04  $     1.05 $     1.06  $    0.41  $      0.41
===================================================================================================================================

                                               SEGREGATED ASSET SUBACCOUNTS
                                               ----------------------------
DECEMBER 31, 2001 (CONTINUED)                          WSCG4       WSCG6
ASSETS

Investments in shares of mutual funds and
 portfolios:
   at cost                                       $ 2,446,533  $2,939,464
                                                 -----------------------
   at market value                               $ 1,657,193  $2,074,366
Dividends receivable                                      --          --
Accounts receivable from American Enterprise
 Life for contract purchase payments                      --       9,231
Receivable from mutual funds and portfolios
 for share redemptions                                 2,007       2,135
------------------------------------------------------------------------
Total assets                                       1,659,200   2,085,732
========================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                      1,793       1,879
   Issue and administrative expense charge               207         256
   Contract terminations                                   7          --
Payable to mutual funds and portfolios for
 investments purchased                                    --       9,231
------------------------------------------------------------------------
Total liabilities                                      2,007      11,366
------------------------------------------------------------------------
Net assets applicable to contracts in
 accumulation period                               1,657,193   2,074,366
Net assets applicable to contracts in payment
 period                                                   --          --
========================================================================
Total net assets                                 $ 1,657,193  $2,074,366
========================================================================
Accumulation units outstanding                     3,995,758   4,983,199
========================================================================
Net asset value per accumulation unit            $      0.41  $     0.42
========================================================================



See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS


                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                           PBCA1       WBCA1       WBCA3        WBCA4       WCAR1      WCAR3      WCAR4
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $     3,226  $    1,158  $    5,537  $     3,955  $        1  $   1,214  $     389
Variable account expenses                              5,533       2,720      11,152        7,995           4      6,030      1,530
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (2,307)     (1,562)     (5,615)      (4,040)         (3)    (4,816)    (1,141)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                32,268      30,730     189,445      115,098           4     61,147     18,307
   Cost of investments sold                           38,200      34,572     233,507      140,229           6     77,452     23,368
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                          (5,932)     (3,842)    (44,062)     (25,131)         (2)   (16,305)    (5,061)
Distributions from capital gain                           --          --          --           --          --         --         --
Net change in unrealized appreciation or
 depreciation of investments                         (49,800)    (22,779)   (109,943)     (75,821)        (46)   (69,663)   (13,627)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (55,732)    (26,621)   (154,005)    (100,952)        (48)   (85,968)   (18,688)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $   (58,039) $  (28,183) $ (159,620) $  (104,992) $      (51) $ (90,784) $ (19,829)
===================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WCAR6       PDEI1       WDEI1        WDEI3       WDEI4      PEXI1      WEXI1
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $       431  $    2,671  $      947  $     2,190  $    3,164  $  57,284  $   3,732
Variable account expenses                              1,566       3,158       1,285        2,464       3,398      6,666        594
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (1,135)       (487)       (338)        (274)       (234)    50,618      3,138
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                58,512     479,603      11,633      168,391      27,066     16,509     15,726
   Cost of investments sold                           78,868     448,680      11,200      170,206      27,743     17,799     16,248
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (20,356)     30,923         433       (1,815)       (677)    (1,290)      (522)
Distributions from capital gain                           --          --          --           --          --         --         --
Net change in unrealized appreciation or
  depreciation of investments                         (5,033)        870       3,152       (3,989)      3,550    (39,727)    (1,705)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (25,389)     31,793       3,585       (5,804)      2,873    (41,017)    (2,227)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $   (26,524) $   31,306  $    3,247  $    (6,078) $    2,639  $   9,601  $     911
===================================================================================================================================


See accompanying notes to financial statements.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WEXI3       WEXI4       WFDI1        WFDI3       WFDI4      WFDI6      PNDM1
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $    47,843  $   35,261  $    9,732  $    48,584  $   44,180  $  24,048  $   6,170
Variable account expenses                              6,623       4,738       3,693       16,420      14,394      6,724     32,623
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       41,220      30,523       6,039       32,164      29,786     17,324    (26,453)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               256,716     144,094      78,111      606,083     175,171     68,047    548,441
   Cost of investments sold                          280,153     154,492      77,401      596,196     172,200     67,879    651,343
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                         (23,437)    (10,398)        710        9,887       2,971        168   (102,902)
Distributions from capital gain                           --          --          --           --          --         --         --
Net change in unrealized appreciation or
 depreciation of investments                          (7,025)    (14,915)         79          (32)      5,514     (6,302)  (331,473)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (30,462)    (25,313)        789        9,855       8,485     (6,134)  (434,375)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $  10,758    $    5,210  $    6,828  $    42,019  $   38,271  $  11,190  $(460,828)
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WNDM1       WNDM3       WNDM4        PSCA1       WSCA1      WSCA3      WSCA4
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $       545  $    4,610  $    2,629  $        --  $       --  $      --  $      --
Variable account expenses                              3,820      29,406      15,120        2,116         937      2,535      3,264
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (3,275)    (24,796)    (12,491)      (2,116)       (937)    (2,535)    (3,264)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                31,927     195,608     144,054       59,981       5,198     68,537     52,307
   Cost of investments sold                           40,010     247,617     186,413       63,883       5,533     69,884     55,744
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                         (8,083)    (52,009)     (42,359)      (3,902)       (335)    (1,347)    (3,437)
Distributions from capital gain                           --          --          --           --          --         --         --
Net change in unrealized appreciation or
 depreciation of investments                         (28,551)   (288,903)   (132,233)       4,081      (1,751)    11,828     18,347
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (36,634)   (340,912)   (174,592)         179      (2,086)    10,481     14,910
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $   (39,909) $ (365,708) $ (187,083) $    (1,937) $   (3,023) $   7,946  $  11,646
===================================================================================================================================


See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PCAP1       WCAP1        WCAP3       WCAP4       PVAL1      WVAL1      WVAL3
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $        --  $       --  $        --  $       --  $   10,877  $   1,668  $   8,532
Variable account expenses                             25,375       4,121       53,151      34,134      78,781     19,959     89,429
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (25,375)     (4,121)     (53,151)    (34,134)    (67,904)   (18,291)   (80,897)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               191,740      31,146    2,275,431     306,427     550,023    207,731    621,648
   Cost of investments sold                          244,366      39,875    3,158,283     437,447     576,975    262,116    747,706
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (52,626)     (8,729)    (882,852)   (131,020)    (26,952)   (54,385)  (126,058)
Distributions from capital gain                      221,162      23,208      279,901     205,793     166,768     25,372    129,854
Net change in unrealized appreciation or
 depreciation of investments                        (605,087)    (78,074)    (453,152)   (695,091)   (994,452)  (151,143)  (807,983)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (436,551)    (63,595)  (1,056,103)   (620,318)   (854,636)  (180,156)  (804,187)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $  (461,926) $  (67,716) $(1,109,254) $ (654,452) $ (922,540) $(198,447) $(885,084)
===================================================================================================================================
                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WVAL4       WSRG1       WSRG3        WSRG4       WSRG6    WDYC3(1)   WDYC4(1)
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $     9,294  $      186  $       345  $      637  $      526  $      --  $      --
Variable account expenses                             85,520       4,798        6,023      13,368       8,278        271        292
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (76,226)     (4,612)      (5,678)    (12,731)     (7,752)      (271)      (292)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               541,231       7,314      101,392     165,951      42,533        261      1,011
   Cost of investments sold                          661,429       9,519      128,676     214,123      51,860        277      1,261
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                        (120,198)     (2,205)     (27,284)    (48,172)     (9,327)       (16)      (250)
Distributions from capital gain                      141,513          --           --          --          --         --         --
Net change in unrealized appreciation or
 depreciation of investments                        (789,081)    (73,109)     (71,773)   (199,111)   (153,251)       965     (1,764)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (767,766)    (75,314)     (99,057)   (247,283)   (162,578)       949     (2,014)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $  (843,992) $  (79,926) $  (104,735) $ (260,014) $ (170,330) $     678  $  (2,306)
===================================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)             WDYC6(1)    WHIP1(1)     WHIP3(1)    WHIP4(1)    WHIP6(1)   WMDC1(1)   WMDC3(1)
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $        --  $       --  $        --  $       --  $       --  $      --  $      --
Variable account expenses                                490         128          219         257         153         54        670
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (490)       (128)        (219)       (257)       (153)       (54)      (670)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                   746         129          138         810         628      4,225        591
   Cost of investments sold                              739         129          142         859         664      4,039        592
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                               7          --           (4)        (49)        (36)       186         (1)
Distributions from capital gain                           --          --           --          --          --         --         --
Net change in unrealized appreciation or
 depreciation of investments                           9,433         285       (1,467)     (2,490)        311      1,057      7,859
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         9,440         285       (1,471)     (2,539)        275      1,243      7,858
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $     8,950  $      157  $    (1,690) $   (2,796) $      122  $   1,189  $   7,188
===================================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.



                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)             WMDC4(1)    WMDC6(1)      WISE1        WISE3       WISE4      WISE6      WRES1
INVESTMENT INCOME

Dividend income from mutual funds and portfolios $        --  $       --  $    16,262  $   20,800  $   54,597  $  27,683  $   4,630
Variable account expenses                              1,843       1,260        4,375       6,491      14,363      6,899      1,659
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (1,843)     (1,260)      11,887      14,309      40,234     20,784      2,971
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                53,711      16,966       86,809      35,465     199,021     66,172     96,720
   Cost of investments sold                           57,348      17,020       93,052      35,976     208,552     70,067     94,955
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                          (3,637)        (54)      (6,243)       (511)     (9,531)    (3,895)     1,765
Distributions from capital gain                           --          --       13,940      17,829      46,800     23,730         --
Net change in unrealized appreciation or
 depreciation of investments                          17,076      24,021      (20,199)    (38,706)    (90,262)   (46,861)     4,324
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        13,439      23,967      (12,502)    (21,388)    (52,993)   (27,026)     6,089
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $    11,596  $   22,707  $      (615) $   (7,079) $  (12,759) $  (6,242) $   9,060
===================================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.

See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WRES3       WRES4        WRES6       PSMC1       WSMC1      WSMC3      WSMC4
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $     6,378  $   10,431  $    12,298  $    5,948  $      934  $   3,325  $   5,349
Variable account expenses                              2,441       3,827        4,006      22,126       3,361     13,789     20,312
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        3,937       6,604        8,292     (16,178)     (2,427)   (10,464)   (14,963)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               230,191     119,619       12,494     150,739      64,853     33,248     70,634
   Cost of investments sold                          228,075     119,751       11,958     192,078      78,896     38,593     93,038
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                           2,116        (132)         536     (41,339)    (14,043)    (5,345)   (22,404)
Distributions from capital gain                           --          --           --          --          --         --         --
Net change in unrealized appreciation or
 depreciation of investments                           9,995      14,775       18,872     (94,204)     (8,327)   (64,859)  (154,226)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        12,111      14,643       19,408    (135,543)    (22,370)   (70,204)  (176,630)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $    16,048  $   21,247  $    27,700  $ (151,721) $  (24,797) $ (80,668) $(191,593)
===================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WMSS1       WMSS3        WMSS4       WMSS6       WUSE1      WUSE3      WUSE4
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $       176  $   11,541  $     5,816  $    2,155  $      953  $   3,652  $   5,219
Variable account expenses                                185       4,232        5,958       3,590       3,190     12,106     13,436
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (9)      7,309         (142)     (1,435)     (2,237)    (8,454)    (8,217)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                 7,300     616,939       56,853      88,109      15,172    636,192    150,195
   Cost of investments sold                            7,502     627,345       60,657      89,145      17,201    765,684    169,134
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                            (202)    (10,406)      (3,804)     (1,036)     (2,029)  (129,492)   (18,939)
Distributions from capital gain                          591      38,801       19,556       7,244          --         --         --
Net change in unrealized appreciation or
 depreciation of investments                             466      (6,858)     (18,419)     (5,802)    (22,905)   (38,233)   (93,709)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           855      21,537       (2,667)        406     (24,934)  (167,725)  (112,648)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $       846  $   28,846  $    (2,809) $   (1,029) $  (27,171) $(176,179) $(120,865)
===================================================================================================================================


See accompanying notes to financial statements.

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WUSE6       WGLI1        WGLI3       WGLI4       WGLI6      SITO2      WITO1
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $     7,473  $    6,980  $     7,621  $    7,927  $   14,268  $      --  $      --
Variable account expenses                             18,149       2,716        1,575       2,711       3,556      4,182        660
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                       (10,676)      4,264        6,046       5,216      10,712     (4,182)      (660)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS-- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               438,759       9,878       36,979      10,611      19,783    132,302      1,814
   Cost of investments sold                          473,219       9,895       36,921      10,589      19,784    198,404      2,489
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                         (34,460)        (17)          58          22          (1)   (66,102)      (675)
Distributions from capital gain                           --          --           --          --          --         --         --
Net change in unrealized appreciation or
 depreciation of investments                        (128,128)     (1,219)      (4,573)        462      (2,730)   (55,421)   (15,190)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (162,588)     (1,236)      (4,515)        484      (2,731)  (121,523)   (15,865)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $  (173,264) $    3,028  $     1,531  $    5,700  $    7,981  $(125,705) $ (16,525)
===================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WITO4       WITO6        WMCV1       WMCV3       WMCV4      WMCV6      PGIS1
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $        --  $       --  $     4,127  $    8,437  $   13,502  $  14,813  $   2,412
Variable account expenses                              6,411       1,539        5,387       9,433      13,806     13,739      8,669
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (6,411)     (1,539)      (1,260)       (996)       (304)     1,074     (6,257)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                93,558       3,076       25,588     100,214     173,576     58,288     43,154
   Cost of investments sold                          152,509       5,446       26,664      92,572     170,306     53,611     48,850
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                         (58,951)     (2,370)      (1,076)      7,642       3,270      4,677     (5,696)
Distributions from capital gain                           --          --       21,318      43,581      69,739     76,506     12,377
Net change in unrealized appreciation or
 depreciation of investments                        (123,508)    (46,695)      18,143      26,185      38,046     52,406   (104,502)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (182,459)    (49,065)      38,385      77,408     111,055    133,589    (97,821)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $  (188,870) $  (50,604) $    37,125  $   76,412  $  110,751  $ 134,663  $(104,078)
===================================================================================================================================


See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               WGIS1       WGIS3        WGIS4       PUTS1        WUTS1     WUTS3      WUTS4
INVESTMENT INCOME

Dividend income from mutual funds and portfolios $       175  $    3,633  $     3,261  $   57,166  $     9,693 $  57,094 $   84,346
Variable account expenses                              1,092      12,563       12,178      21,802        5,639    26,687     40,029
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                          (917)     (8,930)      (8,917)     35,364        4,054    30,407     44,317
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS-- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                                 3,559      35,671       57,141     270,192      118,534   468,571    330,563
   Cost of investments sold                            3,873      41,052       65,747     357,346      142,994   539,068    420,228
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        (314)     (5,381)      (8,606)    (87,154)     (24,460)  (70,497)   (89,665)
Distributions from capital gain                          893      18,651       16,739     149,917       25,418   149,727    221,195
Net change in unrealized appreciation or
 depreciation of investments                          (8,280)   (123,300)    (129,248)   (627,464)    (109,211) (644,706)(1,030,525)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        (7,701)   (110,030)    (121,115)   (564,701)    (108,253) (565,476)  (898,995)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $    (8,618) $ (118,960) $  (130,032) $ (529,337) $  (104,199)$(535,069)$ (854,678)
===================================================================================================================================

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PIGR1       WIGR1        WIGR3       WIGR4       PVIS1      WVIS1      WVIS3
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                      $     8,753  $    1,765  $     6,141  $    8,402  $        -- $      -- $       --
Variable account expenses                             44,250      11,832       34,218      48,579       33,164    11,232     29,101
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (35,497)    (10,067)     (28,077)    (40,177)     (33,164)  (11,232)   (29,101)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               171,073     143,256      349,492     332,872      210,192    55,101    246,136
   Cost of investments sold                          222,584     186,828      469,182     435,418      326,966    87,740    366,051
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                         (51,511)    (43,572)    (119,690)   (102,546)    (116,774)  (32,639)  (119,915)
Distributions from capital gain                      356,855      71,944      250,359     342,521      271,241    70,730    223,276
Net change in unrealized appreciation or
 depreciation of investments                      (1,078,665)   (190,943)    (658,627) (1,007,222)  (1,147,088) (295,427)  (881,182)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (773,321)   (162,571)    (527,958)   (767,247)    (992,621) (257,336)  (777,821)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       $  (808,818) $ (172,638) $  (556,035) $ (807,424) $(1,025,785)$(268,568)$ (806,922)
===================================================================================================================================


See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                             ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)           WVIS4       WAAL1       WAAL3       WAAL4       WAAL6      WCBD1       WCBD3
INVESTMENT INCOME

Dividend income from mutual funds and
 portfolios                                  $        --   $  21,990   $  72,811   $ 126,596   $  82,792   $ 24,757   $  62,920
Variable account expenses                         38,500      21,606      61,948     110,114      61,960      6,957      15,634
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (38,500)        384      10,863      16,482      20,832     17,800      47,286
===============================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                           418,596     427,414     223,510     672,538   1,043,467     16,345     135,307
   Cost of investments sold                      646,113     480,230     258,799     758,836   1,120,112     16,357     131,506
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                    (227,517)    (52,816)    (35,289)    (86,298)    (76,645)       (12)      3,801
Distributions from capital gain                  278,475      47,564     122,464     217,748     135,454         --          --
Net change in unrealized appreciation or
 depreciation of investments                  (1,096,762)   (110,296)   (375,534)   (731,806)   (438,133)    (2,586)     (1,847)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (1,045,804)   (115,548)   (288,359)   (600,356)   (379,324)    (2,598)      1,954
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                   $(1,084,304)  $(115,164)  $(277,496)  $(583,874)  $(358,492)  $ 15,202   $  49,240
================================================================================================================================

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                             ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)           WCBD4       WCBD6       WEQ/1       WEQ/3       WEQ/4      WEQ/6       WEQV1
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                              $    68,611   $  72,714   $   3,822   $  15,476   $  15,496   $ 20,100   $   1,310
Variable account expenses                         16,460      15,052       5,687      21,113      21,097     23,002       3,465
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   52,151      57,662      (1,865)     (5,637)     (5,601)    (2,902)     (2,155)
================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                           286,264      40,383     107,839     312,757     240,985     60,051      10,823
   Cost of investments sold                      281,299      38,647     113,058     336,605     252,824     60,588      11,094
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                       4,965       1,736      (5,219)    (23,848)    (11,839)      (537)       (271)
Distributions from capital gain                       --          --       9,971      43,161      41,306     55,712          --
Net change in unrealized appreciation or
 depreciation of investments                      (3,472)      1,748     (15,616)    (75,783)    (97,529)  (119,396)    (11,767)
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     1,493       3,484     (10,864)    (56,470)    (68,062)   (64,221)    (12,038)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                   $    53,644   $  61,146   $ (12,729)  $ (62,107)  $ (73,663)  $(67,123)  $ (14,193)
================================================================================================================================


See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)           WEQV3       WEQV4      WEQV6        WGRO1       WGRO3         WGRO4        WGRO6
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios                        $     2,068   $   2,479   $  1,467    $       8   $      30   $        55  $        62
Variable account expenses                          4,216       5,585      2,547          976       3,150         5,682        5,316
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)--net                     (2,148)     (3,106)    (1,080)        (968)     (3,120)       (5,627)      (5,254)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                            16,320      37,253     16,979      204,592      90,944       103,014       29,881
   Cost of investments sold                       16,708      39,523     17,159      215,938     106,311       131,259       37,253
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
 sales of investments                               (388)     (2,270)      (180)     (11,346)    (15,367)      (28,245)      (7,372)
Distributions from capital gain                       --          --         --        4,998      17,567        32,871       36,503
Net change in unrealized appreciation or
 depreciation of investments                      (7,598)    (22,522)    (2,475)      (2,712)    (44,983)      (85,379)    (112,408)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (7,986)    (24,792)    (2,655)      (9,060)    (42,783)      (80,753)     (83,277)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                   $   (10,134)  $ (27,898)  $ (3,735)   $ (10,028)  $ (45,903)  $   (86,380) $   (88,531)
====================================================================================================================================

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                             --------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)           WIEQ3       WIEQ3      WIEQ4        WIEQ6       WLCG1         WLCG3        WLCG4
INVESTMENT INCOME

Dividend income from mutual funds
 and portfolios                              $         7   $      53   $     33    $      46   $      --   $        --  $        --
Variable account expenses                            425       2,792      2,198        2,278      24,854        89,853      114,122
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (418)     (2,739)    (2,165)      (2,232)    (24,854)      (89,853)    (114,122)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments
 in mutual funds and portfolios:
   Proceeds from sales                               997       7,865      3,855       11,653     119,651       866,030      659,796
   Cost of investments sold                        1,074       8,875      4,380       13,718     158,043     1,122,520      862,726
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
 investments                                         (77)     (1,010)      (525)      (2,065)    (38,392)     (256,490)    (202,930)
Distributions from capital gain                       --          --         --           --         547         2,204        2,868
Net change in unrealized appreciation or
 depreciation of investments                      (2,622)    (24,138)   (21,843)     (17,446)   (242,820)     (871,764)  (1,477,995)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (2,699)    (25,148)   (22,368)     (19,511)   (280,665)   (1,126,050)  (1,678,057)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                   $    (3,117)  $ (27,887)  $(24,533)   $ (21,743)  $(305,519)  $(1,215,903) $(1,792,179)
====================================================================================================================================


See accompanying notes to financial statements.

                                                                  SEGREGATED ASSET SUBACCOUNTS
                               ----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
  (CONTINUED)                        WLCG6      WMMK1      WMMK3       WMMK4       WMMK6     WSCG1      WSCG3      WSCG4      WSCG6
INVESTMENT INCOME

Dividend income from mutual
 funds and portfolios          $        --  $  23,132  $ 217,728  $  209,639  $  131,809  $     --  $      --  $      --  $      --
Variable account expenses           88,301     12,473    101,502      93,411      50,234     5,152     20,058     19,200     19,786
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net    (88,301)    10,659    116,226     116,228      81,575    (5,152)   (20,058)   (19,200)   (19,786)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales
 of investments in mutual
 funds and portfolios:
   Proceeds from sales             588,266    932,685  1,774,191   2,637,542   2,168,911    42,303    183,349    111,088     56,763
   Cost of investments sold        714,196    932,387  1,772,009   2,638,541   2,168,206    77,745    345,685    182,684     86,530
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
 on sales of investments          (125,930)       298      2,182        (999)        705   (35,442)  (162,336)   (71,596)   (29,767)
Distributions from capital gain      2,556         --         --          --          --        --         --         --         --
Net change in unrealized
 appreciation or depreciation
 of investments                 (1,244,922)       503      3,505       6,202       2,592   (44,458)  (200,973)  (231,227)  (283,704)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments  (1,368,296)       801      5,687       5,203       3,297   (79,900)  (363,309)  (302,823)  (313,471)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations               $(1,456,597) $  11,460  $ 121,913  $  121,431  $   84,872  $(85,052) $(383,367) $(322,023) $(333,257)
===================================================================================================================================



See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS



                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                         PBCA1       WBCA1      WBCA3       WBCA4    WCAR1      WCAR3       WCAR4
OPERATIONS

Investment income (loss) -- net                 $   (2,307) $   (1,562) $  (5,615)  $  (4,040)  $   (3) $  (4,816)  $  (1,141)
Net realized gain (loss) on sales of
 investments                                        (5,932)     (3,842)   (44,062)    (25,131)      (2)   (16,305)     (5,061)
Distributions from capital gain                         --          --         --          --       --         --          --
Net change in unrealized appreciation
 or depreciation of investments                    (49,800)    (22,779)  (109,943)    (75,821)     (46)   (69,663)    (13,627)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                         (58,039)    (28,183)  (159,620)   (104,992)     (51)   (90,784)    (19,829)
=============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                         257,851      55,597    115,455     281,266       --     33,623      83,677
Net transfers(1)                                   363,503     112,932    190,448     186,096       --     48,501       8,601
Annuity payments                                        --          --         --          --       --         --          --
Contract terminations:
   Surrender benefits and contract charges          (6,368)     (3,032)   (43,451)    (29,099)      (2)   (10,307)       (502)
   Death benefits                                   (2,728)         --         --          --       --         --      (8,734)
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     612,258     165,497    262,452     438,263       (2)    71,817      83,042
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    192,218      73,661    720,292     370,901      265    396,413      82,335
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  746,437  $  210,975  $ 823,124   $ 704,172   $  212  $ 377,446   $ 145,548
=============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year             200,191      80,830    789,468     406,164      319    478,547      99,352
Contract purchase payments                         303,250      67,658    142,236     345,557       --     44,977     121,363
Net transfers(1)                                   450,806     137,148    219,673     222,007       --     56,786       9,335
Contract terminations:
   Surrender benefits and contract charges          (7,745)     (3,676)   (54,610)    (36,776)      (1)   (15,422)       (704)
   Death benefits                                   (3,541)         --         --          --       --         --     (11,716)
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   942,961     281,960  1,096,767     936,952      318    564,888     217,630
=============================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)             WCAR6       PDEI1       WDEI1      WDEI3      WDEI4      PEXI1     WEXI1
OPERATIONS

Investment income (loss) -- net                 $   (1,135) $     (487) $     (338) $    (274) $    (234) $  50,618  $  3,138
Net realized gain (loss) on sales of investments   (20,356)     30,923         433     (1,815)      (677)    (1,290)     (522)
Distributions from capital gain                         --          --          --         --         --         --        --
Net change in unrealized appreciation or
  depreciation of investments                       (5,033)        870       3,152     (3,989)     3,550    (39,727)   (1,705)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (26,524)     31,306       3,247     (6,078)     2,639      9,601       911
=============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           1,176     139,247      12,438     73,764    176,364    466,319    39,186
Net transfers(1)                                    90,412     407,388     101,817    189,921    249,271     53,086    34,293
Annuity payments                                        --          --          --         --         --         --        --
Contract terminations:
   Surrender benefits and contract charges          (6,081)   (477,380)     (4,256)   (86,621)    (1,113)    (1,010)      (14)
   Death benefits                                       --          --          --         --         --         --        --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      85,507      69,255     109,999    177,064    424,522    518,395    73,465
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     86,725     243,860      42,818     71,298     67,841    256,973     6,949
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  145,708  $  344,421  $  156,064  $ 242,284  $ 495,002  $ 784,969  $ 81,325
=============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year             104,478     244,084      39,734     66,033     62,827    278,460     7,950
Contract purchase payments                             230     142,415      12,677     68,149    162,710    487,499    43,837
Net transfers(1)                                   121,255     406,604      95,762    167,393    230,850     55,990    38,448
Contract terminations:
   Surrender benefits and contract charges          (9,017)   (451,275)     (3,938)   (78,491)    (1,042)    (1,053)      (16)
   Death benefits                                       --          --          --         --         --         --        --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   216,946     341,828     144,235    223,084    455,345    820,896    90,219
=============================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)           WEXI3       WEXI4       WFDI1        WFDI3        WFDI4      WFDI6        PNDM1
OPERATIONS

Investment income (loss) -- net               $   41,220  $   30,523  $    6,039  $    32,164  $    29,786  $  17,324  $   (26,453)
Net realized gain (loss) on sales of
  investments                                    (23,437)    (10,398)        710        9,887        2,971        168     (102,902)
Distributions from capital gain                       --          --          --           --           --         --           --
Net change in unrealized appreciation or
  depreciation of investments                     (7,025)    (14,915)         79          (32)       5,514     (6,302)    (331,473)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       10,758       5,210       6,828       42,019       38,271     11,190     (460,828)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        71,908     222,818     230,534      663,020      351,063    293,823      607,529
Net transfers(1)                                 308,637      25,783     151,054      803,444      913,344    497,198    1,266,355
Annuity payments                                      --          --          --           --           --         --       (7,793)
Contract terminations:
   Surrender benefits and contract charges       (55,929)    (21,860)     (3,092)     (24,657)     (21,361)   (10,505)    (459,875)
   Death benefits                                (35,520)         --          --           --           --    (26,035)      (9,657)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   289,096     226,741     378,496    1,441,807    1,243,046    754,481    1,396,559
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  268,909     190,095      68,452      285,958      345,285    194,845    2,069,454
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $  568,763  $  422,046  $  453,776  $ 1,769,784  $ 1,626,602  $ 960,516  $ 3,005,185
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           309,687     216,937      65,132      272,285      327,830    182,980    1,936,840
Contract purchase payments                        82,047     244,266     210,813      616,012      324,316    267,737      687,507
Net transfers(1)                                 347,124      28,516     139,799      742,853      840,710    441,048    1,355,496
Contract terminations:
   Surrender benefits and contract charges       (63,833)    (23,980)     (2,836)     (22,625)     (19,604)    (9,448)    (490,439)
   Death benefits                                (41,835)         --          --           --           --    (23,551)     (11,149)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 633,190     465,739     412,908    1,608,525    1,473,252    858,766    3,478,255
==================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          WNDM1        WNDM3        WNDM4      PSCA1     WSCA1      WSCA3      WSCA4
OPERATIONS

Investment income (loss) -- net               $  (3,275) $   (24,796) $   (12,491) $  (2,116) $   (937) $  (2,535) $  (3,264)
Net realized gain (loss) on sales of
  investments                                    (8,083)     (52,009)     (42,359)    (3,902)     (335)    (1,347)    (3,437)
Distributions from capital gain                      --           --           --         --        --         --         --
Net change in unrealized appreciation or
  depreciation of investments                   (28,551)    (288,903)    (132,233)     4,081    (1,751)    11,828     18,347
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (39,909)    (365,708)    (187,083)    (1,937)   (3,023)     7,946     11,646
============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        8,197      140,640      374,911     74,236     3,264      8,478    278,879
Net transfers(1)                                119,299      669,355      369,374    123,390    31,468    136,963     96,076
Annuity payments                                     --           --           --         --        --         --         --
Contract terminations:
   Surrender benefits and contract charges       (2,307)     (59,517)     (20,973)      (715)   (1,095)    (5,357)    (3,202)
   Death benefits                                    --       (8,722)          --         --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions  125,189      741,756      723,312    196,911    33,637    140,084    371,753
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 170,129    1,834,324      747,769     96,953    34,454    155,193     72,598
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 255,409  $ 2,210,372  $ 1,283,998  $ 291,927  $ 65,068  $ 303,223  $ 455,997
============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year          197,872    2,129,881      867,899     84,733    38,501    173,145     80,959
Contract purchase payments                       12,127      178,323      490,805     70,450     3,691     11,138    353,356
Net transfers(1)                                155,674      914,269      486,770    121,935    38,262    190,133    121,718
Contract terminations:
   Surrender benefits and contract charges       (3,011)     (81,940)     (30,000)      (758)   (1,319)    (6,972)    (4,109)
   Death benefits                                    --      (12,561)          --         --        --         --         --
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                362,662    3,127,972    1,815,474    276,360    79,135    367,444    551,924
============================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          PCAP1      WCAP1        WCAP3        WCAP4        PVAL1        WVAL1        WVAL3
OPERATIONS

Investment income (loss) -- net             $   (25,375) $  (4,121) $   (53,151) $   (34,134) $   (67,904) $   (18,291) $   (80,897)
Net realized gain (loss) on sales of
  investments                                   (52,626)    (8,729)    (882,852)    (131,020)     (26,952)     (54,385)    (126,058)
Distributions from capital gain                 221,162     23,208      279,901      205,793      166,768       25,372      129,854
Net change in unrealized appreciation or
  depreciation of investments                  (605,087)   (78,074)    (453,152)    (695,091)    (994,452)    (151,143)    (807,983)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (461,926)   (67,716)  (1,109,254)    (654,452)    (922,540)    (198,447)    (885,084)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      656,096     94,804      407,851      251,701    1,873,268      287,415    1,166,628
Net transfers(1)                              1,454,129    118,309      266,248    1,135,958    3,183,434      316,617    1,982,233
Annuity payments                                     --         --           --           --       (8,665)          --           --
Contract terminations:
   Surrender benefits and contract charges      (42,508)    (9,033)    (372,752)     (67,216)    (157,811)     (16,186)    (420,242)
   Death benefits                               (17,419)        --     (189,437)     (41,317)     (27,521)          --      (72,980)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                2,050,298    204,080      111,910    1,279,126    4,862,705      587,846    2,655,639
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               1,227,517    156,133    4,270,214    1,923,858    4,481,502      880,563    5,017,393
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 2,815,889  $ 292,497  $ 3,272,870  $ 2,548,532  $ 8,421,667  $ 1,269,962  $ 6,787,948
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year        1,103,466    208,271    5,686,014    2,560,654    4,768,669    1,087,444    6,186,727
Contract purchase payments                      734,564    127,171      617,157      399,823    2,226,586      378,580    1,555,797
Net transfers(1)                              1,575,440    196,653      357,913    1,709,129    3,588,051      386,468    2,676,783
Contract terminations:
   Surrender benefits and contract charges      (48,474)   (14,914)    (622,172)    (113,253)    (197,315)     (22,418)    (570,310)
   Death benefits                               (19,741)        --     (266,950)     (71,672)     (33,942)          --     (100,251)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              3,345,255    517,181    5,771,962    4,484,681   10,352,049    1,830,074    9,748,746
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
(to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          WVAL4      WSRG1      WSRG3       WSRG4       WSRG6   WDYC3(1)  WDYC4(1)
OPERATIONS

Investment income (loss) -- net             $   (76,226) $  (4,612) $  (5,678) $  (12,731) $   (7,752) $   (271) $   (292)
Net realized gain (loss) on sales of
  investments                                  (120,198)    (2,205)   (27,284)    (48,172)     (9,327)      (16)     (250)
Distributions from capital gain                 141,513         --         --          --          --        --        --
Net change in unrealized appreciation or
  depreciation of investments                  (789,081)   (73,109)   (71,773)   (199,111)   (153,251)      965    (1,764)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (843,992)   (79,926)  (104,735)   (260,014)   (170,330)      678    (2,306)
=========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    1,009,567      4,499     70,403      62,921     328,638    47,043    57,604
Net transfers(2)                              3,022,035     13,856    278,630     248,623     230,282    10,703     7,406
Annuity payments                                     --         --         --          --          --        --        --
Contract terminations:
   Surrender benefits and contract charges     (257,995)    (2,501)   (20,402)    (28,007)    (14,141)       --        --
   Death benefits                              (175,008)        --         --          --     (11,335)       --        --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                3,598,599     15,854    328,631     283,537     533,444    57,746    65,010
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               4,206,287    326,609    319,336     908,084     424,790        --        --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 6,960,894  $ 262,537  $ 543,232  $  931,607  $  787,904  $ 58,424  $ 62,704
=========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year        5,200,119    363,579    354,908   1,008,780     471,047        --        --
Contract purchase payments                    1,340,949      6,560     92,613      72,255     418,330    49,488    57,531
Net transfers(2)                              4,056,588     17,212    371,366     313,478     287,923    11,891     8,315
Contract terminations:
   Surrender benefits and contract charges     (362,532)    (3,364)   (27,362)    (38,159)    (19,384)       --        --
   Death benefits                              (248,220)        --         --          --     (15,227)       --        --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              9,986,904    383,987    791,525   1,356,354   1,142,689    61,379    65,846
=========================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        WDYC6(1)   WHIP1(1)   WHIP3(1)    WHIP4(1)    WHIP6(1)  WMDC1(1)   WMDC3(1)
OPERATIONS

Investment income (loss) -- net             $      (490) $    (128) $    (219) $     (257) $     (153) $    (54) $    (670)
Net realized gain (loss) on sales of
  investments                                         7         --         (4)        (49)        (36)      186         (1)
Distributions from capital gain                      --         --         --          --          --        --         --
Net change in unrealized appreciation or
  depreciation of investments                     9,433        285     (1,467)     (2,490)        311     1,057      7,859
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       8,950        157     (1,690)     (2,796)        122     1,189      7,188
==========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      159,480         --     32,343      51,482     124,406    13,733      6,477
Net transfers(2)                                 29,249     38,561      7,875       4,731      38,313        --    151,981
Annuity payments                                     --         --         --          --          --        --         --
Contract terminations:
   Surrender benefits and contract charges         (436)        --         --        (605)       (335)   (1,275)      (305)
   Death benefits                                    --         --         --          --          --        --         --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  188,293     38,561     40,218      55,608     162,384    12,458    158,153
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --         --         --          --          --        --         --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   197,243  $  38,718  $  38,528  $   52,812  $  162,506  $ 13,647  $ 165,341
==========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --         --         --          --          --        --         --
Contract purchase payments                      174,940         --     33,619      53,451     136,726    14,122      6,285
Net transfers(2)                                 32,393     42,577      8,689       5,169      41,782        --    149,724
Contract terminations:
   Surrender benefits and contract charges         (464)        --         --        (647)       (368)   (1,252)      (300)
   Death benefits                                    --         --         --          --          --        --         --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                206,869     42,577     42,308      57,973     178,140    12,870    155,709
==========================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)      WMDC4(1)    WMDC6(1)     WISE1        WISE3        WISE4        WISE6      WRES1
OPERATIONS

Investment income (loss) -- net             $  (1,843) $   (1,260) $  11,887  $    14,309  $    40,234  $    20,784  $   2,971
Net realized gain (loss) on sales of
  investments                                  (3,637)        (54)    (6,243)        (511)      (9,531)      (3,895)     1,765
Distributions from capital gain                    --          --     13,940       17,829       46,800       23,730         --
Net change in unrealized appreciation or
  depreciation of investments                  17,076      24,021    (20,199)     (38,706)     (90,262)     (46,861)     4,324
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    11,596      22,707       (615)      (7,079)     (12,759)      (6,242)     9,060
==============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    191,437     212,955     67,360      326,694      573,143      367,962    142,834
Net transfers(2)                              187,311     320,479    190,499      681,821    1,189,866      647,007     (2,134)
Annuity payments                                   --          --         --           --           --           --         --
Contract terminations:
   Surrender benefits and contract charges        (64)       (403)    (7,103)      (9,617)     (57,273)      (7,989)      (234)
   Death benefits                                  --          --         --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                378,684     533,031    250,756      998,898    1,705,736    1,006,980    140,466
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    --          --    155,372      100,333      284,404      177,032      7,173
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 390,280  $  555,738  $ 405,513  $ 1,092,152  $ 1,977,381  $ 1,177,770  $ 156,699
==============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year             --          --    156,857      101,118      286,557      152,636      6,079
Contract purchase payments                    186,436     208,795     68,007      329,339      581,807      316,217    119,152
Net transfers(2)                              180,921     313,727    195,552      689,916    1,195,426      558,480        197
Contract terminations:
   Surrender benefits and contract charges        (63)       (383)    (7,151)      (9,809)     (57,790)      (6,873)      (194)
   Death benefits                                  --          --         --           --           --           --         --
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              367,294     522,139    413,265    1,110,564    2,006,000    1,020,460    125,234
==============================================================================================================================



(1) For the period May 1, 2001 (commencement of operations) to Dec. 31, 2001.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        WRES3       WRES4      WRES6        PSMC1        WSMC1        WSMC3        WSMC4
OPERATIONS

Investment income (loss) -- net             $   3,937  $    6,604  $   8,292  $   (16,178) $    (2,427) $   (10,464) $   (14,963)
Net realized gain (loss) on sales of
  investments                                   2,116        (132)       536      (41,339)     (14,043)      (5,345)     (22,404)
Distributions from capital gain                    --          --         --           --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                   9,995      14,775     18,872      (94,204)      (8,327)     (64,859)    (154,226)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    16,048      21,247     27,700     (151,721)     (24,797)     (80,668)    (191,593)
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     82,186     212,439    386,274      916,632      108,072      465,779      325,344
Net transfers(1)                              127,695     150,659     90,510    1,089,826      159,101      459,708      678,530
Annuity payments                                   --          --         --       (1,996)          --           --           --
Contract terminations:
   Surrender benefits and contract charges    (34,784)       (854)    (2,266)     (12,134)      (4,547)     (18,949)     (28,739)
   Death benefits                              (8,565)         --         --       (3,666)          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                166,532     362,244    474,518    1,988,662      262,626      906,538      975,135
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               108,661      85,142    192,737    1,047,234       72,554      485,811    1,035,227
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 291,241  $  468,633  $ 694,955  $ 2,884,175  $   310,383  $ 1,311,681  $ 1,818,769
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year         91,949      72,123    144,333      854,767      120,115      797,324    1,583,356
Contract purchase payments                     67,964     176,092    279,345      929,166      212,321      928,813      590,071
Net transfers(1)                              107,742     125,456     66,425    1,076,833      293,355      908,203    1,209,599
Contract terminations:
   Surrender benefits and contract charges    (28,417)       (699)    (1,683)     (12,747)      (9,168)     (37,832)     (53,161)
   Death benefits                              (7,329)         --         --       (3,898)          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              231,909     372,972    488,420    2,844,121      616,623    2,596,508    3,329,865
================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        WMSS1       WMSS3      WMSS4        WMSS6        WUSE1        WUSE3        WUSE4
OPERATIONS

Investment income (loss) -- net             $      (9) $    7,309  $    (142) $    (1,435) $    (2,237) $    (8,454) $    (8,217)
Net realized gain (loss) on sales of
  investments                                    (202)    (10,406)    (3,804)      (1,036)      (2,029)    (129,492)     (18,939)
Distributions from capital gain                   591      38,801     19,556        7,244           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                     466      (6,858)   (18,419)      (5,802)     (22,905)     (38,233)     (93,709)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       846      28,846     (2,809)      (1,029)     (27,171)    (176,179)    (120,865)
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                         --      63,327    413,528      480,233      102,693      115,352      219,704
Net transfers(1)                               20,118     433,640    295,717      285,226       59,188      394,241      506,707
Annuity payments                                   --          --         --           --           --           --           --
Contract terminations:
   Surrender benefits and contract charges       (241)   (163,814)    (7,607)      (2,708)      (1,442)     (65,068)     (21,595)
   Death benefits                                  --     (25,292)        --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 19,877     307,861    701,638      762,751      160,439      444,525      704,816
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 7,087      43,361    113,108       42,623       92,801      538,922      580,469
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $  27,810  $  380,068  $ 811,937  $   804,345  $   226,069  $   807,268  $ 1,164,420
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year          6,378      38,958    101,588       36,025      101,513      587,046      633,100
Contract purchase payments                         --      55,963    342,134      378,714      112,774      134,426      258,708
Net transfers(1)                               17,617     386,654    253,889      233,821       73,105      371,565      599,973
Contract terminations:
   Surrender benefits and contract charges       (211)   (135,582)    (6,402)      (2,219)      (1,708)     (76,265)     (27,090)
   Death benefits                                  --     (21,785)        --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               23,784     324,208    691,209      646,341      285,684    1,016,772    1,464,691
================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          WUSE6      WGLI1      WGLI3      WGLI4      WGLI6      SITO2      WITO1
OPERATIONS

Investment income (loss) -- net             $   (10,676) $   4,264  $   6,046  $   5,216  $  10,712  $  (4,182) $    (660)
Net realized gain (loss) on sales of
  investments                                   (34,460)       (17)        58         22         (1)   (66,102)      (675)
Distributions from capital gain                      --         --         --         --         --         --         --
Net change in unrealized appreciation or
  depreciation of investments                  (128,128)    (1,219)    (4,573)       462     (2,730)   (55,421)   (15,190)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (173,264)     3,028      1,531      5,700      7,981   (125,705)   (16,525)
=========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      356,390     71,639      5,571     40,583    111,134     60,547      5,427
Net transfers(1)                                811,522     47,085    192,352     27,684     93,526     51,631     40,335
Annuity payments                                     --         --         --         --         --         --         --
Contract terminations:
   Surrender benefits and contract charges     (437,304)    (1,135)   (35,907)    (3,490)      (838)   (32,589)    (1,164)
   Death benefits                                   (73)        --         --         --         --       (815)        --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  730,535    117,589    162,016     64,777    203,822     78,774     44,598
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               1,105,143     66,966     62,002    143,818    199,248    282,777     20,934
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 1,662,414  $ 187,583  $ 225,549  $ 214,295  $ 411,051  $ 235,846  $  49,007
=========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year        1,204,445     62,967     58,205    134,957    186,659    420,195     31,168
Contract purchase payments                      419,803     65,773      5,142     37,540    100,824    101,463      8,593
Net transfers(1)                                954,329     43,507    174,210     25,282     85,356     80,465     74,033
Contract terminations:
   Surrender benefits and contract charges     (495,034)    (1,051)   (32,449)    (3,103)      (767)   (63,767)    (2,024)
   Death benefits                                   (93)        --         --         --         --     (1,961)        --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              2,083,450    171,196    205,108    194,676    372,072    536,395    111,770
=========================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            -----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          WITO4      WITO6      WMCV1      WMCV3        WMCV4        WMCV6        PGIS1
OPERATIONS

Investment income (loss) -- net             $    (6,411) $  (1,539) $  (1,260) $    (996) $      (304) $     1,074  $    (6,257)
Net realized gain (loss) on sales of
  investments                                   (58,951)    (2,370)    (1,076)     7,642        3,270        4,677       (5,696)
Distributions from capital gain                      --         --     21,318     43,581       69,739       76,506       12,377
Net change in unrealized appreciation or
  depreciation of investments                  (123,508)   (46,695)    18,143     26,185       38,046       52,406     (104,502)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (188,870)   (50,604)    37,125     76,412      110,751      134,663     (104,078)
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       81,488    117,353    197,999    256,221      351,077      394,247      616,707
Net transfers(1)                                275,744     35,314    181,177    353,700      664,015      609,590      389,510
Annuity payments                                     --         --         --         --           --           --           --
Contract terminations:
   Surrender benefits and contract charges      (65,624)    (1,226)    (1,383)   (20,936)     (22,122)     (14,483)      (3,001)
   Death benefits                                    --         --         --         --       (5,216)          --      (20,503)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  291,608    151,441    377,793    588,985      987,754      989,354      982,713
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 393,965     74,151     84,464    311,527      434,433      586,247      305,464
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   496,703  $ 174,988  $ 499,382  $ 976,924  $ 1,532,938  $ 1,710,264  $ 1,184,099
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year          583,783    110,016     59,836    220,366      307,184      413,776      294,918
Contract purchase payments                      157,577    219,718    138,833    175,577      241,033      269,023      678,913
Net transfers(1)                                543,598     70,057    123,384    244,353      452,695      417,927      430,409
Contract terminations:
   Surrender benefits and contract charges     (156,339)    (3,500)      (938)   (14,239)     (15,087)      (9,863)      (3,384)
   Death benefits                                    --         --         --         --       (3,720)          --      (23,739)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              1,128,619    396,291    321,115    626,057      982,105    1,090,863    1,377,117
===============================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)         WGIS1        WGIS3        WGIS4        PUTS1      WUTS1        WUTS3        WUTS4
OPERATIONS

Investment income (loss) -- net             $     (917) $    (8,930) $    (8,917) $    35,364  $   4,054  $    30,407  $    44,317
Net realized gain (loss) on sales of
  investments                                     (314)      (5,381)      (8,606)     (87,154)   (24,460)     (70,497)     (89,665)
Distributions from capital gain                    893       18,651       16,739      149,917     25,418      149,727      221,195
Net change in unrealized appreciation or
  depreciation of investments                   (8,280)    (123,300)    (129,248)    (627,464)  (109,211)    (644,706)  (1,030,525)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (8,618)    (118,960)    (130,032)    (529,337)  (104,199)    (535,069)    (854,678)
==================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      44,580      374,120      350,430      486,727    250,695      519,904      695,179
Net transfers(1)                                78,337      553,135      626,724      598,814    161,976      593,976    1,279,370
Annuity payments                                    --           --           --           --         --           --           --
Contract terminations:
   Surrender benefits and contract charges      (2,429)     (14,967)     (32,753)     (62,914)    (4,056)    (248,579)     (66,894)
   Death benefits                                   --           --       (7,582)     (27,827)        --      (57,815)      (3,020)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 120,488      912,288      936,819      994,800    408,615      807,486    1,904,635
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 15,158      448,450      391,720    1,335,553    144,885    1,513,636    1,936,732
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $  127,028  $ 1,241,778  $ 1,198,507  $ 1,801,016  $ 449,301  $ 1,786,053  $ 2,986,689
==================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year          14,910      440,456      384,560    1,109,068    171,364    1,785,498    2,082,905
Contract purchase payments                      48,895      408,362      386,386      474,991    348,746      659,352      832,716
Net transfers(1)                                89,854      641,514      695,083      504,534    198,718      789,417    1,474,036
Contract terminations:
   Surrender benefits and contract charges      (2,800)     (17,436)     (38,232)     (61,396)    (5,731)    (329,489)     (85,762)
   Death benefits                                   --           --       (7,487)     (28,510)        --      (80,465)      (4,212)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               150,859    1,472,896    1,420,310    1,998,687    713,097    2,824,313    4,299,683
=================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                           ----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)         PIGR1        WIGR1        WIGR3        WIGR4        PVIS1       WVIS1        WVIS3
OPERATIONS

Investment income (loss) -- net            $   (35,497) $   (10,067) $   (28,077) $   (40,177) $   (33,164) $  (11,232) $   (29,101)
Net realized gain (loss) on sales of
  investments                                  (51,511)     (43,572)    (119,690)    (102,546)    (116,774)    (32,639)    (119,915)
Distributions from capital gain                356,855       71,944      250,359      342,521      271,241      70,730      223,276
Net change in unrealized appreciation or
  depreciation of investments               (1,078,665)    (190,943)    (658,627)  (1,007,222)  (1,147,088)   (295,427)    (881,182)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (808,818)    (172,638)    (556,035)    (807,424)  (1,025,785)   (268,568)    (806,922)
===================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                   1,091,339      185,822      486,056      580,988      755,000     223,838      402,198
Net transfers(1)                             1,176,749      198,220      489,514    1,076,902    1,364,562     263,703      905,869
Annuity payments                                (2,347)          --           --           --       (1,701)         --           --
Contract terminations:
   Surrender benefits and contract charges     (43,016)     (14,590)     (36,435)    (124,451)     (38,964)    (11,232)     (91,346)
   Death benefits                              (14,376)          --      (22,235)     (19,697)     (11,196)         --      (37,362)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               2,208,349      369,452      916,900    1,513,742    2,067,701     476,309    1,179,359
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              2,869,840      530,706    2,009,755    2,872,652    2,229,875     597,413    1,855,837
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $ 4,269,371  $   727,520  $ 2,370,620  $ 3,578,970  $ 3,271,791  $  805,154  $ 2,228,274
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year       2,473,705      708,444    2,678,425    3,826,870    1,798,081     813,642    2,513,300
Contract purchase payments                   1,136,371      282,649      751,120      874,009      817,851     413,936      694,582
Net transfers(1)                             1,181,046      276,535      702,637    1,634,077    1,487,061     470,465    1,646,739
Contract terminations:
   Surrender benefits and contract charges     (45,164)     (23,199)     (59,623)    (211,261)     (54,736)    (22,108)    (162,799)
   Death benefits                              (15,069)          --      (32,572)     (29,709)     (13,089)        --       (68,196)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             4,730,889    1,244,429    4,039,987    6,093,986    4,035,168   1,675,935    4,623,626
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts  and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                            ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          WVIS4        WAAL1        WAAL3        WAAL4        WAAL6      WCBD1        WCBD3
OPERATIONS

Investment income (loss) -- net             $   (38,500) $       384  $    10,863  $    16,482  $    20,832  $  17,800  $    47,286
Net realized gain (loss) on sales of
  investments                                  (227,517)     (52,816)     (35,289)     (86,298)     (76,645)       (12)       3,801
Distributions from capital gain                 278,475       47,564      122,464      217,748      135,454         --           --
Net change in unrealized appreciation or
  depreciation of investments                (1,096,762)    (110,296)    (375,534)    (731,806)    (438,133)    (2,586)      (1,847)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (1,084,304)    (115,164)    (277,496)    (583,874)    (358,492)    15,202       49,240
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      404,438      557,245    2,372,415    1,053,578      809,088    378,376      561,128
Net transfers(1)                              1,468,237      702,274    2,388,584    4,075,919    3,044,100    149,435      672,806
Annuity payments                                     --           --           --           --           --         --           --
Contract terminations:
   Surrender benefits and contract charges     (221,265)     (17,633)     (89,241)    (545,472)    (555,632)    (2,205)     (88,284)
   Death benefits                               (36,490)          --      (12,708)     (31,831)    (251,219)        --           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                1,614,920    1,241,886    4,659,050    4,552,194    3,046,337    525,606    1,145,650
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               2,421,874      471,590    2,016,294    5,302,340    3,326,997     71,863      340,009
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 2,952,490  $ 1,598,312  $ 6,397,848  $ 9,270,660  $ 6,014,842  $ 612,671  $ 1,534,899
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year        3,254,505      479,667    2,047,638    5,333,377    3,350,562     67,804      320,732
Contract purchase payments                      686,525      589,707    2,559,667      911,543      857,634    346,599      516,387
Net transfers(1)                              2,720,673      727,102    2,595,640    4,428,926    3,246,689    135,212      616,290
Contract terminations:
   Surrender benefits and contract charges     (462,164)     (19,275)    (100,138)    (376,475)    (585,764)    (1,995)     (80,865)
   Death benefits                               (77,368)          --      (13,710)     (34,692)    (276,193)        --           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              6,122,171    1,777,201    7,089,097   10,262,679    6,592,928    547,620    1,372,544
===================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          WCBD4        WCBD6      WEQI1        WEQI3        WEQI4        WEQI6      WEQV1
OPERATIONS

Investment income (loss) -- net             $    52,151  $    57,662  $  (1,865) $    (5,637) $    (5,601) $    (2,902) $  (2,155)
Net realized gain (loss) on sales of
  investments                                     4,965        1,736     (5,219)     (23,848)     (11,839)        (537)      (271)
Distributions from capital gain                      --           --      9,971       43,161       41,306       55,712         --
Net change in unrealized appreciation or
  depreciation of investments                    (3,472)       1,748    (15,616)     (75,783)     (97,529)    (119,396)   (11,767)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      53,644       61,146    (12,729)     (62,107)     (73,663)     (67,123)   (14,193)
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      267,352      452,312    120,372      795,903      550,838      544,578     60,172
Net transfers(1)                                619,015      558,503    366,044      940,592      826,993    1,641,001    120,986
Annuity payments                                     --           --         --           --           --           --         --
Contract terminations:
   Surrender benefits and contract charges      (54,477)     (20,753)   (44,915)     (98,585)     (37,683)     (10,749)    (7,956)
   Death benefits                               (12,871)          --         --       (1,812)     (32,191)          --         --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  819,019      990,062    441,501    1,636,098    1,307,957    2,174,830    173,202
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 684,398      709,803    116,756      494,813      946,308      865,136    147,804
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 1,557,061  $ 1,761,011  $ 545,528  $ 2,068,804  $ 2,180,602  $ 2,972,843  $ 306,813
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year          644,425      659,539    103,851      437,005      834,162      764,660    136,013
Contract purchase payments                      242,015      402,854    116,463      743,837      524,166      512,263     59,182
Net transfers(1)                                560,804      500,665    345,278      886,202      783,959    1,547,030    119,324
Contract terminations:
   Surrender benefits and contract charges      (48,805)     (18,543)   (43,573)     (93,094)     (35,485)      (9,685)    (7,732)
   Death benefits                               (12,091)          --         --       (1,806)     (30,490)          --         --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              1,386,348    1,544,515    522,019    1,972,144    2,076,312    2,814,268    306,787
=================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)         WEQV3         WEQV4      WEQV6        WGRO1        WGRO3        WGRO4      WGRO6
OPERATIONS

Investment income (loss) -- net             $   (2,148)  $    (3,106) $  (1,080) $      (968) $    (3,120) $    (5,627) $  (5,254)
Net realized gain (loss) on sales of
  investments                                     (388)       (2,270)      (180)     (11,346)     (15,367)     (28,245)    (7,372)
Distributions from capital gain                     --            --         --        4,998       17,567       32,871     36,503
Net change in unrealized appreciation or
  depreciation of investments                   (7,598)      (22,522)    (2,475)      (2,712)     (44,983)     (85,379)  (112,408)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (10,134)      (27,898)    (3,735)     (10,028)     (45,903)     (86,380)   (88,531)
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     306,247       196,637    288,011       80,836       19,110       38,405    327,490
Net transfers(1)                               108,060       164,403    253,383      (40,276)     159,563      145,868    106,196
Annuity payments                                    --            --         --           --           --           --         --
Contract terminations:
   Surrender benefits and contract charges     (12,387)       (8,390)    (1,774)        (976)     (57,659)     (21,229)    (9,828)
   Death benefits                                   --            --         --           --           --       (8,791)        --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 401,920       352,650    539,620       39,584      121,014      154,253    423,858
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 57,504       207,928     39,120       36,334      179,333      350,565    297,339
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $  449,290   $   532,680  $ 575,005  $    65,890  $   254,444  $   418,438  $ 632,666
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year          52,822       190,952     35,794       41,784      205,857      402,281    340,018
Contract purchase payments                     298,516       190,678    286,240      114,546       24,908       54,092    448,307
Net transfers(1)                               108,497       156,993    248,710      (59,680)     210,161      187,416    133,402
Contract terminations:
   Surrender benefits and contract charges     (12,253)       (8,460)    (1,731)      (1,242)     (73,907)     (29,619)   (13,309)
   Death benefits                                   --            --         --           --           --      (11,122)        --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               447,582       530,163    569,013       95,408      367,019      603,048    908,418
=================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)         WIEQ1         WIEQ3      WIEQ4        WIEQ6        WLCG1        WLCG3        WLCG4
OPERATIONS

Investment income (loss) -- net             $     (418)  $    (2,739) $  (2,165) $    (2,232) $   (24,854) $   (89,853) $  (114,122)
Net realized gain (loss) on sales of
  investments                                      (77)       (1,010)      (525)      (2,065)     (38,392)    (256,490)    (202,930)
Distributions from capital gain                     --            --         --           --          547        2,204        2,868
Net change in unrealized appreciation or
  depreciation of investments                   (2,622)      (24,138)   (21,843)     (17,446)    (242,820)    (871,764)  (1,477,995)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (3,117)      (27,887)   (24,533)     (21,743)    (305,519)  (1,215,903)  (1,792,179)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      14,705       124,743     87,863      253,482      383,284    1,200,512    1,862,485
Net transfers(1)                                28,718       120,202     59,305      104,563      930,303    3,810,898    3,464,568
Annuity payments                                    --            --         --           --           --           --           --
Contract terminations:
   Surrender benefits and contract charges          (4)       (7,036)    (1,899)        (379)     (35,308)    (147,510)    (404,322)
   Death benefits                                   --            --         --           --           --     (112,142)     (57,192)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  43,419       237,909    145,269      357,666    1,278,279    4,751,758    4,865,539
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  5,386        65,824     92,973       78,208      956,652    4,355,834    6,446,498
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   45,688   $   275,846  $ 213,709  $   414,131  $ 1,929,412  $ 7,891,689  $ 9,519,858
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           6,057        73,949    104,440       87,766    1,011,484    4,597,998    6,802,026
Contract purchase payments                      19,381       158,062    113,340      335,268      488,244    1,534,666    2,344,689
Net transfers(1)                                36,864       152,631     75,129      138,300    1,169,003    4,894,936    4,359,055
Contract terminations:
   Surrender benefits and contract charges          (5)       (9,633)    (2,603)        (500)     (47,097)    (203,456)    (545,380)
   Death benefits                                   --            --         --           --           --     (135,208)     (78,045)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                62,297       375,009    290,306      560,834    2,621,634   10,688,936   12,882,345
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                  SEGREGATED ASSET SUBACCOUNTS
                          ----------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER
 31, 2001 (CONTINUED)           WLCG6       WMMK1       WMMK3       WMMK4       WMMK6     WSCG1       WSCG3       WSCG4       WSCG6
OPERATIONS

Investment income
  (loss) -- net           $   (88,301) $   10,659  $  116,226  $  116,228  $   81,575  $ (5,152) $  (20,058) $  (19,200) $  (19,786)
Net realized gain
  (loss) on sales
  of investments             (125,930)        298       2,182        (999)        705   (35,442)   (162,336)    (71,596)    (29,767)
Distributions from
  capital gain                  2,556          --          --          --          --        --          --          --          --
Net change in
  unrealized
  appreciation or
  depreciation of
  investments              (1,244,922)        503       3,505       6,202       2,592   (44,458)   (200,973)   (231,227)   (283,704)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
  (decrease) in net
  assets resulting
  from operations          (1,456,597)     11,460     121,913     121,431      84,872   (85,052)   (383,367)   (322,023)   (333,257)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase
  payments                  1,263,726     247,831   2,901,254   2,393,466   2,247,607   149,490     221,460     339,794     441,313
Net transfers(1)            4,231,111   1,095,679   4,371,153   2,503,080   1,364,901    68,543     508,961     604,186     853,498
Annuity payments                   --          --          --          --          --        --          --          --          --
Contract terminations:
   Surrender benefits
     and contract charges    (468,121)   (602,631)   (254,634)   (490,769)   (189,325)   (3,854)    (43,815)    (39,900)    (26,065)
   Death benefits             (80,653)         --          --     (97,175)         --        --     (19,622)     (5,646)     (3,083)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
  contract transactions     4,946,063     740,879   7,017,773   4,308,602   3,423,183   214,179     666,984     898,434   1,265,663
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year                   5,421,558     412,762   2,151,786   3,907,563   1,779,535   247,256   1,231,033   1,080,782   1,141,960
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
  year                    $ 8,911,024  $1,165,101  $9,291,472  $8,337,596  $5,287,590  $376,383  $1,514,650  $1,657,193  $2,074,366
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at
  beginning of year         5,711,124     403,545   2,106,057   3,801,457   1,716,719   445,276   2,209,079   1,922,955   2,023,753
Contract purchase
  payments                  1,596,132     238,818   2,813,508   2,300,679   2,141,510   321,191     491,695     778,851   1,062,848
Net transfers(1)            5,398,873   1,053,594   4,233,035   2,402,959   1,304,416   154,585   1,104,072   1,402,127   1,966,418
Contract terminations:
   Surrender benefits
  and contract charges       (582,589)   (578,753)   (245,776)   (469,018)   (179,026)   (9,590)   (111,768)    (94,819)    (61,550)
   Death benefits            (108,239)         --          --     (92,595)         --        --     (38,162)    (13,356)     (8,270)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
  end of year              12,015,301   1,117,204   8,906,824   7,943,482   4,983,619   911,462   3,654,916   3,995,758   4,983,199
====================================================================================================================================



(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000                   PBCA1       WBCA1(1)   WBCA3(1)     WBCA4(1)  WCAR1(1)    WCAR3(1)  WCAR4(1)
OPERATIONS

Investment income (loss) -- net             $     (360)  $      (148) $  (1,675) $      (914)  $    28  $   37,785  $  5,358
Net realized gain (loss) on
  investments                                   (3,066)          (10)      (636)         (16)      (32)     (2,171)      (11)
Net change in unrealized appreciation or
  depreciation of investments                  (20,764)       (5,181)   (74,135)     (33,262)      (66)    (84,002)  (10,626)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (24,190)       (5,339)   (76,446)     (34,192)      (70)    (48,388)   (5,279)
============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     197,571        36,737    769,145      295,454       335     170,164    71,902
Net transfers(2)                                26,097        42,263     41,107      111,045        --     279,623    15,712
Annuity payments                                    --            --         --           --        --          --        --
Contract terminations:
   Surrender benefits and contract charges      (7,542)           --    (13,514)      (1,406)       --      (4,986)       --
   Death benefits                                   --            --         --           --        --          --        --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 216,126        79,000    796,738      405,093       335     444,801    87,614
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    282            --         --           --        --          --        --
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $  192,218   $    73,661  $ 720,292  $   370,901   $   265  $  396,413  $ 82,335
============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year             259            --         --           --        --          --        --
Contract purchase payments                     182,088        35,484    756,398      289,361       319     177,703    81,995
Net transfers(2)                                25,700        45,346     46,995      118,348        --     306,851    17,357
Contract terminations:
   Surrender benefits and contract charges      (7,856)           --    (13,925)      (1,545)       --      (6,007)       --
   Death benefits                                   --            --         --           --        --          --        --
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               200,191        80,830    789,468      406,164       319     478,547    99,352
============================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            --------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)     WCAR6(1)        PDEI1     WDE1(1)     WDEI3(1)  WDEI4(1)      PEXI1    WEX1(1)
OPERATIONS

Investment income (loss)-- net              $    7,452   $       (61) $     (86) $       (63) $    (77) $   10,022  $    153
Net realized gain (loss) on investments           (212)           49        (94)         (64)       (1)        (83)       (1)
Net change in unrealized appreciation or
  depreciation of investments                  (16,497)        8,446      1,117        2,128     1,410     (28,381)     (632)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (9,257)        8,434        937        2,001     1,332     (18,442)     (480)
============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      27,310        14,575     13,234       18,771    59,080     252,469     7,296
Net transfers(2)                                69,982       220,913     28,647       50,526     7,429      22,973       133
Annuity payments                                    --            --         --           --        --          --        --
Contract terminations:
   Surrender benefits and contract charges      (1,310)         (329)        --           --        --        (294)       --
   Death benefits                                   --            --         --           --        --          --        --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  95,982       235,159     41,881       69,297    66,509     275,148     7,429
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     --           267         --           --        --         267        --
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   86,725   $   243,860  $  42,818  $    71,298  $ 67,841  $  256,973  $  6,949
============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year              --           262         --           --        --         259        --
Contract purchase payments                      27,931        14,864     12,321       17,292    55,725     254,701     7,798
Net transfers(2)                                78,092       229,295     27,413       48,741     7,102      23,793       152
Contract terminations:
   Surrender benefits and contract charges      (1,545)         (337)        --           --        --        (293)       --
   Death benefits                                   --            --         --           --        --          --        --
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               104,478       244,084     39,734       66,033    62,827     278,460     7,950
============================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)      WEXI3(1)     WEXI4(1)     WFDI1(1)     WFDI3(1)     WFDI4(1)   WFDI6(1)       PNDM1
OPERATIONS

Investment income (loss) -- net             $     8,169  $     6,111  $       325  $     2,368  $     4,476  $   2,362  $   116,826
Net realized gain (loss) on
  investments                                      (293)         (75)           1            5           14          8       (7,257)
Net change in unrealized appreciation or
  depreciation of investments                   (28,207)     (19,073)         513        4,910        7,018      3,906     (341,143)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (20,331)     (13,037)         839        7,283       11,508      6,276     (231,574)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      277,965      142,163       67,613      249,431      195,287    116,246    1,244,404
Net transfers(2)                                 13,650       61,827           --       29,750      139,816     74,083    1,073,929
Annuity payments                                     --           --           --           --           --         --      (10,499)
Contract terminations:
   Surrender benefits and contract charges       (2,375)        (858)          --         (506)      (1,326)    (1,760)      (7,102)
   Death benefits                                    --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                                 289,240      203,132       67,613      278,675      333,777    188,569    2,300,732
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --           --           --           --           --         --          296
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   268,909  $   190,095  $    68,452  $   285,958  $   345,285  $ 194,845  $ 2,069,454
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --           --           --           --           --         --          257
Contract purchase payments                      297,468      150,594       65,132      243,999      192,870    113,157      975,578
Net transfers(2)                                 14,891       67,272           --       28,773      136,256     71,531      967,900
Contract terminations:
   Surrender benefits and contract charges       (2,672)        (929)          --         (487)      (1,296)    (1,708)      (6,895)
   Death benefits                                    --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                309,687      216,937       65,132      272,285      327,830    182,980    1,936,840
====================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)      WNDM1(1)     WNDM3(1)     WNDM4(1)       PSCA1      WSCA1(1)   WSCA3(1)     WSCA4(1)
OPERATIONS

Investment income (loss)-- net              $     9,613  $   106,072  $    42,612  $     2,088  $       707  $   3,988  $     1,707
Net realized gain (loss) on investments             326      (14,801)        (874)         (43)        (318)      (410)         (79)
Net change in unrealized appreciation or
  depreciation of investments                   (28,117)    (281,651)    (121,551)      (4,317)      (1,489)    (1,640)      (2,389)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (18,178)    (190,380)     (79,813)      (2,272)      (1,100)     1,938         (761)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       98,338    1,621,877      378,492       93,659       24,179    136,222       34,040
Net transfers(2)                                 90,857      420,630      450,619        5,579       11,375     17,256       39,319
Annuity payments                                     --           --           --           --           --         --           --
Contract terminations:
   Surrender benefits and contract charges         (888)     (17,803)      (1,529)        (295)          --       (223)          --
   Death benefits                                    --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                                 188,307    2,024,704      827,582       98,943       35,554    153,255       73,359
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --           --           --          282           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   170,129  $ 1,834,324  $   747,769  $    96,953  $    34,454  $ 155,193  $    72,598
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --           --           --          254           --         --           --
Contract purchase payments                      100,911    1,699,790      386,440       79,512       25,657    154,535       37,988
Net transfers(2)                                 97,935      450,792      483,237        5,253       12,844     18,840       42,971
Contract terminations:
   Surrender benefits and contract charges         (974)     (20,701)      (1,778)        (286)          --       (230)          --
   Death benefits                                    --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                197,872    2,129,881      867,899       84,733       38,501    173,145       80,959
====================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)        PCAP1      WCAP1(1)     WCAP3(1)     WCAP4(1)       PVAL1    WVAL1(1)     WVAL3(1)
OPERATIONS

Investment income (loss) -- net             $    24,756  $     3,028  $   110,514  $    40,625  $   172,907  $  32,735  $   191,131
Net realized gain (loss) on investments               2         (489)     (74,976)        (113)      17,467     (1,472)     (13,739)
Net change in unrealized appreciation or
  depreciation of investments                  (231,649)     (34,849)    (911,049)    (355,991)    (684,808)  (110,552)    (675,895)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (206,891)     (32,310)    (875,511)    (315,479)    (494,434)   (79,289)    (498,503)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      854,308      150,275    3,962,436    1,162,133    3,442,592    738,900    4,030,271
Net transfers(2)                                587,436       39,158    1,227,799    1,086,110    1,564,163    222,630    1,565,861
Annuity payments                                     --           --           --           --      (10,265)        --           --
Contract terminations:
   Surrender benefits and contract charges       (7,653)        (990)     (44,510)      (8,906)     (20,841)    (1,678)     (67,495)
   Death benefits                                    --           --           --           --           --         --      (12,741)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                               1,434,091      188,443    5,145,725    2,239,337    4,975,649    959,852    5,515,896
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     317           --           --           --          287         --           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 1,227,517  $   156,133  $ 4,270,214  $ 1,923,858  $ 4,481,502  $ 880,563  $ 5,017,393
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year              251           --           --           --          258         --           --
Contract purchase payments                      645,416      162,006    4,532,088    1,312,387    3,125,681    828,190    4,464,626
Net transfers(2)                                464,694       47,520    1,213,274    1,260,142    1,664,901    261,286    1,822,819
Contract terminations:
   Surrender benefits and contract charges       (6,895)      (1,255)     (59,347)     (11,875)     (22,171)    (2,032)     (83,327)
   Death benefits                                    --           --           --           --           --         --      (17,391)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              1,103,466      208,271    5,686,015    2,560,654    4,768,669  1,087,444    6,186,727
====================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)      WVAL4(1)     WSRG1(1)     WSRG3(1)     WSRG4(1)     WSRG6(1)   WISE1(1)     WISE3(1)
OPERATIONS

Investment income (loss) -- net             $   152,862  $     1,374  $     1,206  $     3,099  $     1,769  $   3,141  $     1,934
Net realized gain (loss) on investments          (1,790)         (86)        (109)        (340)      (1,921)        89           21
Net change in unrealized appreciation or
  depreciation of investments                  (593,651)     (31,617)     (38,571)     (96,248)     (49,721)     3,661        3,036
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (442,579)     (30,329)     (37,474)     (93,489)     (49,873)     6,891        4,991
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                    2,653,577      351,372      261,142      541,218      286,695     75,220       52,954
Net transfers(2)                              2,020,991        6,223      100,113      461,065      188,352     73,261       43,022
Annuity payments                                     --           --           --           --           --         --           --
Contract terminations:
   Surrender benefits and contract charges      (25,702)        (657)      (4,445)        (710)        (384)        --         (634)
   Death benefits                                    --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                4,648,866      356,938      356,810    1,001,573      474,663    148,481       95,342
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $ 4,206,287  $   326,609  $   319,336  $   908,084  $   424,790  $ 155,372  $   100,333
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --           --           --           --           --         --           --
Contract purchase payments                    2,895,687      357,993      255,430      543,072      281,810     80,140       56,688
Net transfers(2)                              2,336,163        6,286      104,041      466,497      189,664     76,717       45,103
Contract terminations:
   Surrender benefits and contract charges      (31,731)        (700)      (4,563)        (789)        (427)        --         (673)
   Death benefits                                    --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year              5,200,119      363,579      354,908    1,008,780      471,047    156,857      101,118
====================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)      WISE4(1)     WISE6(1)     WRES1(1)     WRES3(1)     WRES4(1)   WRES6(1)       PSMC1
OPERATIONS

Investment income (loss) -- net             $     5,055  $     3,560  $       (10) $       (40) $      (288) $    (757) $    (3,353)
Net realized gain (loss) on investments             159          (39)           1           --           64         43       (1,067)
Net change in unrealized appreciation or
  depreciation of investments                    11,152        5,736          347        1,810        3,565     13,407     (173,780)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      16,366        9,257          338        1,770        3,341     12,693     (178,200)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      117,003       38,369          306       23,967       81,801    127,120      894,888
Net transfers(2)                                154,058      129,702        6,529       82,924           --     53,241      340,814
Annuity payments                                     --           --           --           --           --         --       (3,003)
Contract terminations:
   Surrender benefits and contract charges       (3,023)        (296)          --           --           --       (317)      (7,614)
   Death benefits                                    --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  268,038      167,775        6,835      106,891       81,801    180,044    1,225,085
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --           --           --           --           --         --          349
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $   284,404  $   177,032  $     7,173  $   108,661  $    85,142  $ 192,737  $ 1,047,234
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --           --           --           --           --         --          243
Contract purchase payments                      127,175       35,416          301       21,476       72,123    102,377      604,011
Net transfers(2)                                162,512      117,533        5,778       70,473           --     42,261      256,806
Contract terminations:
   Surrender benefits and contract charges       (3,130)        (313)          --           --           --       (305)      (6,293)
   Death benefits                                    --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                286,557      152,636        6,079       91,949       72,123     144,333     854,767
====================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                            ----------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)      WSMC1(1)     WSMC3(1)     WSMC4(1)     WMSS1(1)     WMSS3(1)   WMSS4(1)     WMSS6(1)
OPERATIONS

Investment income (loss)-- net              $      (190) $    (1,867) $    (3,070) $       (32) $       (90) $    (600) $      (175)
Net realized gain (loss) on investments             (87)        (574)      (3,609)           1            9         23           28
Net change in unrealized appreciation or
  depreciation of investments                    (6,457)     (61,599)    (148,124)         408        2,189      8,217        3,515
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (6,734)     (64,040)    (154,803)         377        2,108      7,640        3,368
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       26,985      379,294      395,562          310       33,052     66,078       38,650
Net transfers(2)                                 52,727      170,789      804,681        6,400        8,407     39,390          916
Annuity payments                                     --           --           --           --           --         --           --
Contract terminations:
   Surrender benefits and contract charges         (424)        (232)     (10,213)          --         (206)        --         (311)
   Death benefits                                    --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                                  79,288      549,851    1,190,030        6,710       41,253    105,468       39,255
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $    72,554  $   485,811  $ 1,035,227  $     7,087  $    43,361  $ 113,108  $    42,623
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               --           --           --           --           --         --           --
Contract purchase payments                       38,131      547,970      513,300          304       31,175     64,131       35,723
Net transfers(2)                                 82,708      249,723    1,085,769        6,074        7,974     37,457         608
Contract terminations:
   Surrender benefits and contract charges         (724)        (369)     (15,712)          --         (191)        --         (306)
   Death benefits                                    --           --           --           --           --         --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                120,115      797,324    1,583,357        6,378       38,958    101,588       36,025
====================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)        WUSE1(1)    WUSE3(1)     WUSE4(1)    WUSE6(1)    WGLI1(1)     WGLI3(1)    WGLI4(1)
OPERATIONS

Investment income (loss) -- net                $      575  $    4,324  $     3,543  $    7,918  $    5,640  $     5,411  $   12,509
Net realized gain (loss) on investments               (31)     (1,230)      (1,363)        (93)        148           13        (195)
Net change in unrealized appreciation or
 depreciation of investments                       (9,522)    (47,492)     (49,476)    (97,710)     (3,637)      (3,735)     (6,397)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from operations              (8,978)    (44,398)     (47,296)    (89,885)      2,151        1,689       5,917
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                         58,299     377,379      335,445     706,404      41,105       61,486     131,294
Net transfers(2)                                   44,325     207,131      298,593     489,900      23,710           64       6,607
Annuity payments                                       --          --           --          --          --           --          --
Contract terminations:
   Surrender benefits and contract charges           (845)     (1,190)      (6,273)     (1,276)         --       (1,237)         --
   Death benefits                                      --          --           --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    101,779     583,320      627,765   1,195,028      64,815       60,313     137,901
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --          --           --          --          --          --           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $   92,801  $  538,922  $   580,469  $1,105,143  $   66,966  $    62,002  $  143,818
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 --          --           --          --          --           --          --
Contract purchase payments                         57,440     378,248      333,408     696,284      40,247       59,392     128,588
Net transfers(2)                                   44,923     209,541      306,082     509,467      22,720           --       6,369
Contract terminations:
   Surrender benefits and contract charges           (850)       (743)      (6,390)     (1,306)         --       (1,187)        --
   Death benefits                                      --          --           --          --          --           --         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  101,513     587,046      633,100   1,204,445      62,967       58,205     134,957
====================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)        WGLI6(1)    SITO2(2)     WITO1(2)    WITO4(2)    WITO6(2)     WMCV1(1)    WMCV3(1)
OPERATIONS

Investment income (loss) -- net                $   16,352  $   (1,407) $       (83) $   (1,995) $     (349) $     2,352  $    8,396
Net realized gain (loss) on investments                 6        (834)         (68)     (2,011)       (195)         224          88
Net change in unrealized appreciation or
 depreciation of investments                       (8,305)   (109,306)      (6,862)   (132,358)    (30,902)       5,502      23,056
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                          8,053    (111,547)      (7,013)   (136,364)    (31,446)       8,078      31,540
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        182,915     308,383       23,705     326,952      88,025       25,025     115,004
Net transfers(3)                                    8,672      87,112        4,583     203,377      17,597       51,361     168,893
Annuity payments                                       --          --           --          --          --           --          --
Contract terminations:
   Surrender benefits and contract charges           (392)     (1,171)        (341)         --         (25)          --      (3,910)
   Death benefits                                      --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    191,195     394,324       27,947     530,329     105,597       76,386     279,987
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  199,248  $  282,777  $    20,934  $  393,965  $   74,151  $    84,464  $  311,527
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 --          --           --          --          --           --          --
Contract purchase payments                        178,910     315,353       25,334     341,751      88,553       19,796      92,232
Net transfers(3)                                    8,151     106,335        6,257     242,032      21,498       40,040     131,172
Contract terminations:
   Surrender benefits and contract charges           (402)     (1,493)        (423)         --         (35)          --      (3,038)
   Death benefits                                      --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  186,659     420,195       31,168     583,783     110,016       59,836     220,366
====================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period May 1, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to)American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)        WMCV4(1)    WMCV6(1)       PGIS1     WGIS1(1)    WGIS3(1)     WGIS4(1)      PUTS1
OPERATIONS

Investment income (loss) -- net                $   11,342  $   15,193  $    (1,129) $      (21) $   (1,537) $    (1,824) $   (4,003)
Net realized gain (loss) on investments             1,974       2,599          303          --          (7)        (259)       (959)
Net change in unrealized appreciation or
 depreciation of investments                       31,468      61,806       (5,790)        (10)     (5,107)      (5,325)     12,332
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                         44,784      79,598       (6,616)        (31)     (6,651)      (7,408)      7,370
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        196,296     373,484      152,831         308     153,395      255,240     674,267
Net transfers(2)                                  193,353     134,104      159,276      14,881     301,927      145,138     667,167
Annuity payments                                       --          --           --          --          --           --          --
Contract terminations:
   Surrender benefits and contract charges             --        (939)        (301)         --        (221)      (1,250)     (3,753)
   Death benefits                                      --          --           --          --          --           --      (9,789)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    389,649     506,649      311,806      15,189     455,101      399,128   1,327,892
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --          --          274          --          --           --         291
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 4,34,433  $  586,247  $   305,464  $   15,158  $  448,450  $   391,720  $1,335,553
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 --          --          261          --          --           --         255
Contract purchase payments                        156,457     310,048      141,747         303     148,426      245,506     562,619
Net transfers(2)                                   50,728     104,389      153,221      14,607     292,247      140,259     558,054
Contract terminations:
   Surrender benefits and contract charges             --        (661)        (311)         --        (217)      (1,205)     (3,128)
   Death benefits                                      --          --           --          --          --           --      (8,732)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  307,185     413,776      294,918      14,910     440,456      384,560   1,109,068
====================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)        WUTS1(1)    WUTS3(1)     WUTS4(1)     WPIGR1     WIGR1(1)     WIGR3(1)    WIGR4(1)
OPERATIONS

Investment income (loss) -- net                $     (819) $   (5,022) $    (5,597) $  (11,274) $   (2,302) $    (8,679) $  (11,818)
Net realized gain (loss) on investments               667         626         (358)     (2,473)     (1,613)        (462)       (146)
Net change in unrealized appreciation or
 depreciation of investments                        1,670      15,743       15,482    (151,320)    (12,286)     (69,649)    (89,569)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                          1,518      11,347        9,527    (165,067)    (16,201)     (78,790)   (101,533)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                         99,120   1,115,702    1,060,700   2,218,356     395,278    1,200,376   1,309,332
Net transfers(2)                                   69,008     410,432      869,374     836,381     153,543      892,699   1,670,368
Annuity payments                                       --          --           --      (2,881)         --           --          --
Contract terminations:
   Surrender benefits and contract charges           (275)    (23,845)      (2,869)    (12,027)     (1,914)      (4,530)     (5,515)
   Death benefits                                 (24,486)         --           --      (5,246)         --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    143,367   1,502,289    1,927,205   3,034,583     546,907    2,088,545   2,974,185
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --          --           --         324          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  144,885  $1,513,636  $ 1,936,732  $2,869,840  $  530,706  $ 2,009,755  $2,872,652
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 --          --           --         252          --           --          --
Contract purchase payments                        117,756   1,326,506    1,145,657   1,775,529     504,164    1,508,631   1,647,569
Net transfers(2)                                   82,672     487,045      940,333     713,250     206,896    1,175,687   2,186,654
Contract terminations:
   Surrender benefits and contract charges           (336)    (28,053)      (3,085)    (10,458)     (2,616)      (5,893)     (7,353)
   Death benefits                                 (28,728)         --           --      (4,868)         --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  171,364   1,785,498    2,082,905   2,473,705     708,444    2,678,425   3,826,870
====================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)          PVIS1     WVIS1(1)     WVIS3(1)    WVIS4(1)    WAAL1(1)     WAAL3(1)    WAAL4(1)
OPERATIONS

Investment income (loss) -- net                $   (8,498) $   (2,347) $    (7,126) $   (9,724) $    5,917  $    24,356  $   70,776
Net realized gain (loss) on investments            (8,595)        197          918      (4,201)     (1,275)      (2,926)    (10,277)
Net change in unrealized appreciation or
 depreciation of investments                     (363,162)    (85,292)    (226,338)   (327,101)    (17,390)     (88,895)   (223,783)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       (380,255)    (87,442)    (232,546)   (341,026)    (12,748)     (67,465)   (163,284)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      1,959,558     618,918    1,196,707   1,501,215     218,423    1,405,395   3,175,693
Net transfers(2)                                  668,814      67,259      903,927   1,279,058     266,340      731,833   2,338,813
Annuity payments                                   (3,067)         --           --          --          --           --          --
Contract terminations:
   Surrender benefits and contract charges        (11,176)     (1,322)     (12,251)    (17,373)       (425)      (4,425)    (48,882)
   Death benefits                                  (4,328)         --           --          --          --      (49,044)         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions  2,609,801     684,855    2,088,383   2,762,900     484,338    2,083,759   5,465,624
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       329          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $2,229,875    $597,413  $ 1,855,837  $2,421,874    $471,590  $ 2,016,294  $5,302,340
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                253          --           --          --          --           --          --
Contract purchase payments                      1,319,223     732,344    1,418,026   1,770,245     214,382    1,378,359   3,115,900
Net transfers(2)                                  491,556      82,925    1,110,007   1,507,737     265,722      724,945   2,266,853
Contract terminations:
   Surrender benefits and contract charges         (9,086)     (1,627)     (14,733)    (23,477)       (437)      (4,515)    (49,376)
   Death benefits                                  (3,865)         --           --          --          --      (51,151)         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,798,081     813,642    2,513,300   3,254,505     479,667    2,047,638   5,333,377
====================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                               -------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)        WAAL6(1)    WCBD1(1)     WCBD3(1)    WCBD4(1)    WCBD6(1)     WEQI1(1)    WEQI3(1)
OPERATIONS

Investment income (loss) -- net                $   34,594  $      675  $     3,484  $   10,665  $   13,541  $       631  $    3,556
Net realized gain (loss) on investments              (300)        107          131         283         173            7        (927)
Net change in unrealized appreciation or
 depreciation of investments                     (132,641)      1,169        8,266      19,258      21,634        3,721      17,328
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                        (98,347)      1,951       11,881      30,206      35,348        4,359      19,957
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      1,199,788      62,451      165,199     390,556     535,257       36,645     241,629
Net transfers(2)                                2,252,991       7,461      165,151     265,733     143,212       76,443     251,382
Annuity payments                                       --          --           --          --          --           --          --
Contract terminations:
   Surrender benefits and contract charges        (27,435)         --       (2,222)     (2,097)     (4,014)        (691)    (18,155)
   Death benefits                                      --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions  3,425,344      69,912      328,128     654,192     674,455      112,397     474,856
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $3,326,997  $   71,863  $   340,009  $  684,398  $  709,803  $   116,756  $  494,813
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 --          --           --          --          --           --          --
Contract purchase payments                      1,161,942      60,584      163,562     387,105     525,393       34,180     224,160
Net transfers(2)                                2,216,332       7,220      159,266     259,375     138,081       70,304     229,583
Contract terminations:
   Surrender benefits and contract charges        (27,712)         --       (2,096)     (2,055)     (3,935)        (633)    (16,738)
   Death benefits                                      --          --           --          --          --           --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                3,350,562      67,804      320,732     644,425     659,539      103,851     437,005
====================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)        WEQ14(1)    WEQI6(1)     WEQV1(1)    WEQV3(1)    WEQV4(1)     WEQV6(1)    WGRO1(1)
OPERATIONS

Investment income (loss) -- net                $    8,284  $    5,798  $      (148) $     (139) $     (528) $       (40) $      358
Net realized gain (loss) on investments               578        (123)         (70)          1         207           41         (34)
Net change in unrealized appreciation or
 depreciation of investments                       37,485      30,772        4,380         836       6,818          442      (4,220)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                         46,347      36,447        4,162         698       6,497          443      (3,896)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        470,837     371,315       96,270      51,605     129,342       10,053       9,240
Net transfers(2)                                  433,896     457,820       47,372       5,201      72,089       29,022      31,317
Annuity payments                                       --          --           --          --          --           --          --
Contract terminations:
   Surrender benefits and contract charges         (4,772)       (446)          --          --          --         (398)       (327)
   Death benefits                                      --          --           --          --          --           --          --
===================================================================================================================================
Increase (decrease) from contract transactions    899,961     828,689      143,642      56,806     201,431       38,677      40,230
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --          --           --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  946,308  $  865,136  $   147,804  $   57,504  $  207,928  $    39,120  $   36,334
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 --          --         --            --          --           --          --
Contract purchase payments                        443,806     345,064       91,760      47,999     123,772        9,341       9,962
Net transfers(2)                                  394,741     420,015       44,253       4,823      67,180       26,864      32,160
Contract terminations:
   Surrender benefits and contract charges         (4,385)       (419)          --          --          --         (411)       (338)
   Death benefits                                      --          --           --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  834,162     764,660      136,013      52,822     190,952       35,794      41,784
===================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)        WGRO3(1)    WGRO4(1)     WGRO6(1)    WIEQ1(2)    WIEQ3(2)     WIEQ4(2)    WIEQ6(2)
OPERATIONS

Investment income (loss) -- net                $    1,918  $    7,480  $     6,949  $      (11) $      (92) $        (8) $     (103)
Net realized gain (loss) on investments            (2,377)       (142)      (2,175)         (1)        (13)        (257)        (25)
Net change in unrealized appreciation or
  depreciation of investments                     (16,883)    (41,923)     (51,364)       (311)     (3,254)      (1,638)     (6,672)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (17,342)    (34,585)     (46,590)       (323)     (3,359)      (1,903)     (6,800)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                         77,907     201,630      228,191       5,709      44,880       59,688      76,230
Net transfers(3)                                  118,768     184,546      120,653          --      24,303       37,016       8,778
Annuity payments                                       --          --           --          --          --           --          --
Contract terminations:
   Surrender benefits and contract charges             --      (1,026)      (4,915)         --          --       (1,828)         --
   Death benefits                                      --          --           --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    196,675     385,150      343,929       5,709      69,183       94,876      85,008
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --          --           --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  179,333  $  350,565  $   297,339  $    5,386  $   65,824  $    92,973  $   78,208
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 --          --           --          --          --           --          --
Contract purchase payments                         78,237     209,933      219,019       6,057      47,261       64,570      78,192
Net transfers(3)                                  127,620     193,498      126,648          --      26,688       41,924       9,574
Contract terminations:
   Surrender benefits and contract charges             --      (1,150)      (5,649)         --          --       (2,054)         --
   Death benefits                                      --          --           --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  205,857     402,281      340,018       6,057      73,949      104,440      87,766
===================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) For the period July 3, 2000 (commencement of operations) to Dec. 31, 2000.
(3) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)        WLCG1(1)    WLCG3(1)     WLCG4(1)    WLCG6(1)    WMMK1(1)     WMMK3(1)    WMMK4(1)
OPERATIONS

Investment income (loss) -- net                $   (4,369) $  (17,833) $   (27,780) $  (20,971) $    4,490  $    24,721  $   67,460
Net realized gain (loss) on investments              (541)        (84)        (974)         --          11           26         915
Net change in unrealized appreciation or
  depreciation of investments                     (73,804)   (326,817)    (507,159)   (490,446)         24          159         (34)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (78,714)   (344,734)    (535,913)   (511,417)      4,525       24,906      68,341
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        754,306   2,731,917    3,872,741   3,787,118     400,476    1,305,061   4,084,381
Net transfers(2)                                  332,240   2,018,187    3,140,642   2,165,517       7,839      830,969    (230,115)
Annuity payments                                       --          --           --          --          --           --          --
Contract terminations:
   Surrender benefits and contract charges         (2,619)    (34,080)     (30,972)    (13,694)        (78)      (9,150)    (15,044)
   Death benefits                                 (48,561)    (15,456)          --      (5,966)         --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions  1,035,366   4,700,568    6,982,411   5,932,975     408,237    2,126,880   3,839,222
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --          --           --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  956,652  $4,355,834  $ 6,446,498  $5,421,558  $  412,762  $ 2,151,786  $3,907,563
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 --          --           --          --          --           --          --
Contract purchase payments                        725,786   2,645,213    3,746,734   3,580,791     394,550    1,295,682   4,043,347
Net transfers(2)                                  335,132   2,005,291    3,087,894   2,151,613       9,072      819,346    (227,284)
Contract terminations:
   Surrender benefits and contract charges         (2,671)    (35,874)     (32,602)    (14,415)        (77)      (8,971)    (14,606)
   Death benefits                                 (46,763)    (16,632)          --      (6,865)         --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,011,484   4,597,998    6,802,026   5,711,124     403,545    2,106,057   3,801,457
===================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                       ------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2000 (CONTINUED)                                 WMMK6(1)    WSCG1(1)    WSCG3(1)     WSCG4(1)    WSCG6(1)
OPERATIONS

Investment income (loss)-- net                                         $    24,161  $   61,527  $  311,262  $   269,236  $  272,908
Net realized gain (loss) on investments                                         88      (2,562)      2,989       (1,343)     (2,650)
Net change in unrealized appreciation or depreciation of investments           148    (138,611)   (607,799)    (558,113)   (581,394)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             24,397     (79,646)   (293,548)    (290,220)   (311,136)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                               1,870,829     295,983     639,984      791,187     780,683
Net transfers(2)                                                           (17,006)     30,999     888,240      581,881     674,467
Annuity payments                                                                --          --          --           --          --
Contract terminations:
   Surrender benefits and contract charges                                 (98,685)        (80)     (3,643)      (2,066)     (2,054)
   Death benefits                                                               --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                           1,755,138     326,902   1,524,581    1,371,002   1,453,096
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                 --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                              $ 1,779,535  $  247,256  $1,231,033  $ 1,080,782  $1,141,960
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                          --          --          --           --          --
Contract purchase payments                                               1,823,972     394,718     913,105    1,087,475   1,039,026
Net transfers(2)                                                           (11,917)     50,673   1,301,237      838,485     987,940
Contract terminations:
   Surrender benefits and contract charges                                 (95,336)       (115)     (5,263)      (3,005)     (3,213)
   Death benefits                                                               --          --          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                         1,716,719     445,276   2,209,079    1,922,955   2,023,753
===================================================================================================================================



(1) For the period March 3, 2000 (commencement of operations) to Dec. 31, 2000.
(2) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

Notes to Financial Statements

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.



SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                            INVESTMENT MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
PBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund        IDS Life Insurance Company(1)
WBCA1
WBCA3
WBCA4

WCAR1                AXP(R) Variable Portfolio - Capital Resource Fund           IDS Life Insurance Company(1)
WCAR3
WCAR4
WCAR6

PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund  IDS Life Insurance Company(1)
WDEI1
WDEI3
WDEI4

PEXI1                AXP(R) Variable Portfolio - Extra Income Fund               IDS Life Insurance Company(1)
WEXI1
WEXI3
WEXI4

WFDI1                AXP(R) Variable Portfolio - Federal Income Fund             IDS Life Insurance Company(1)
WFDI3
WFDI4
WFDI6

PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)          IDS Life Insurance Company(1)
WNDM1
WNDM3
WNDM4

PSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund        IDS Life Insurance Company(2)
WSCA1
WSCA3
WSCA4

PCAP1                AIM V.I. Capital Appreciation Fund, Series I                A I M Advisors, Inc.
WCAP1
WCAP3
WCAP4

PVAL1                AIM V.I. Premier Equity Fund, Series I                      A I M Advisors, Inc.
WVAL1                   (previously AIM V.I. Value Fund, Series I)
WVAL3
WVAL4

WSRG1                The Dreyfus Socially Responsible Growth Fund, Inc. -        The Dreyfus Corporation(3)
WSRG3                   Initial Share Class
WSRG4
WSRG6

WDYC3                Fidelity VIP Dynamic Capital Appreciation Portfolio         Fidelity Management & Research Company (FMR)(4)
WDYC4                   (Service Class 2)
WDYC6

WHIP1                Fidelity VIP High Income Portfolio (Service Class 2)        Fidelity Management & Research Company (FMR)(5)
WHIP3
WHIP4
WHIP6

WMDC1                Fidelity VIP Mid Cap Portfolio (Service Class 2)            Fidelity Management & Research Company (FMR)(5)
WMDC3
WMDC4
WMDC6


                                       91

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                            INVESTMENT MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
WISE1                FTVIPT Franklin Income Securities Fund - Class 2            Franklin Advisers, Inc.
WISE3
WISE4
WISE6

WRES1                FTVIPT Franklin Real Estate Fund - Class 2                  Franklin Advisers, Inc.
WRES3
WRES4
WRES6

PSMC1                FTVIPT Franklin Small Cap Fund - Class 2                    Franklin Advisers, Inc.
WSMC1
WSMC3
WSMC4

WMSS1                FTVIPT Mutual Shares Securities Fund - Class 2              Franklin Mutual Advisers, LLC
WMSS3
WMSS4
WMSS6

WUSE1                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                 Goldman Sachs Asset Management
WUSE3
WUSE4
WUSE6

WGLI1                Goldman Sachs VIT Global Income Fund(6)                     Goldman Sachs Asset Management International
WGLI3
WGLI4
WGLI6

SITO2                Goldman Sachs VIT Internet Tollkeeper Fund(SM)(6)           Goldman Sachs Asset Management
WITO1
WITO4
WITO6

WMCV1                Goldman Sachs VIT Mid Cap Value Fund                        Goldman Sachs Asset Management
WMCV3
WMCV4
WMCV6

PGIS1                MFS(R)Investors Trust Series - Initial Class                MFS Investment Management(R)
WGIS1
WGIS3
WGIS4

PUTS1                MFS(R)Utilities Series - Initial Class                      MFS Investment Management(R)
WUTS1
WUTS3
WUTS4

PIGR1                Putnam VT International Growth Fund - Class IB Shares       Putnam Investment Management, LLC
WIGR1
WIGR3
WIGR4

PVIS1                Putnam VT Vista Fund - Class IB Shares                      Putnam Investment Management, LLC
WVIS1
WVIS3
WVIS4

WAAL1                Wells Fargo VT Asset Allocation Fund                        Wells Fargo Funds Management, LLC(7)
WAAL3
WAAL4
WAAL6

WCBD1                Wells Fargo VT Corporate Bond Fund                          Wells Fargo Funds Management, LLC(7)
WCBD3
WCBD4
WCBD6

WEQI1                Wells Fargo VT Equity Income Fund                           Wells Fargo Funds Management, LLC(7)
WEQI3
WEQI4
WEQI6


                                       92

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                            INVESTMENT MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
WEQV1                Wells Fargo VT Equity Value Fund                            Wells Fargo Funds Management, LLC(7)
WEQV3
WEQV4
WEQV6

WGRO1                Wells Fargo VT Growth Fund                                  Wells Fargo Funds Management, LLC(7)
WGRO3
WGRO4
WGRO6

WIEQ1                Wells Fargo VT International Equity Fund                    Wells Fargo Funds Management, LLC(7)
WIEQ3
WIEQ4
WIEQ6

WLCG1                Wells Fargo VT Large Company Growth Fund                    Wells Fargo Funds Management, LLC(8)
WLCG3
WLCG4
WLCG6

WMMK1                Wells Fargo VT Money Market Fund                            Wells Fargo Funds Management, LLC(7)
WMMK3
WMMK4
WMMK6

WSCG1                Wells Fargo VT Small Cap Growth Fund                        Wells Fargo Funds Management, LLC(7)
WSCG3
WSCG4
WSCG6


(1) American Express Financial Corporation (AEFC) is the investment adviser.

(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.

(3) NCM Capital Management Group, Inc. is the sub-investment adviser.


(4) FMR U.K., FMR Far East, Fidelity Investments Japan Limited (FIJ) and FMR Co. Inc. (FMRC) are the sub-investment advisers.
(5) FMR U.K. and FMR Far East are the sub-investment advisers.
(6) Effective May 1, 2002 Goldman Sachs VIT Global Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund(SM) will no longer be offered.
(7) Wells Capital Management Incorporated is the sub-adviser.
(8) Peregrine Capital Management, Inc. is the sub-adviser.



The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.10% to 1.55% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

An enhanced death benefit rider fee is available on certain products and is deducted on a daily basis as part of the mortality and expense risk fee. This rider fee is equal, on an annual basis, to 0.20% of the average daily net assets of each subaccount.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first nine payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:



FUND                                                                  PERCENTAGE RANGE
-----------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                      0.630% to 0.570%
AXP(R) Variable Portfolio - Diversified Equity Income Fund             0.560% to 0.470%
AXP(R) Variable Portfolio - Extra Income Fund                          0.620% to 0.545%
AXP(R) Variable Portfolio - Federal Income Fund                        0.610% to 0.535%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                     0.630% to 0.570%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                   0.790% to 0.650%
-----------------------------------------------------------------------------------------



IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.25% for each Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:



FUND                                                                  PERCENTAGE RANGE
-----------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                  0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                     0.050% to 0.030%
AXP(R) Variable Portfolio - Diversified Equity Income Fund            0.040% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                         0.050% to 0.025%
AXP(R) Variable Portfolio - Federal Income Fund                       0.050% to 0.025%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                    0.050% to 0.030%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                  0.060% to 0.035%
-----------------------------------------------------------------------------------------



The Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                   SHARES                        NAV
------------------------------------------------------------------------------------------------------------------------------
PBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund         89,529                    $  8.19
WBCA1                                                                             25,787                       8.19
WBCA3                                                                            100,599                       8.19
WBCA4                                                                             86,059                       8.19

WCAR1                AXP(R) Variable Portfolio - Capital Resource Fund                10                      21.69
WCAR3                                                                             17,423                      21.69
WCAR4                                                                              6,718                      21.69
WCAR6                                                                              6,724                      21.69

PDEI1                AXP(R) Variable Portfolio - Diversified Equity Income Fund   34,128                      10.10
WDEI1                                                                             15,467                      10.10
WDEI3                                                                             23,985                      10.10
WDEI4                                                                             49,058                      10.10

PEXI1                AXP(R) Variable Portfolio - Extra Income Fund               118,398                       6.57
WEXI1                                                                             12,281                       6.57
WEXI3                                                                             85,826                       6.57
WEXI4                                                                             63,717                       6.57

WFDI1                AXP(R) Variable Portfolio - Federal Income Fund              43,782                      10.33
WFDI3                                                                            170,677                      10.33
WFDI4                                                                            156,009                      10.33
WFDI6                                                                             92,631                      10.33

PNDM1                AXP(R) Variable Portfolio - New Dimensions Fund(R)          186,009                      15.97
WNDM1                                                                             16,018                      15.97
WNDM3                                                                            137,957                      15.97
WNDM4                                                                             80,507                      15.97

PSCA1                AXP(R) Variable Portfolio - Small Cap Advantage Fund         27,916                      10.47
WSCA1                                                                              6,223                      10.47
WSCA3                                                                             28,981                      10.47
WSCA4                                                                             43,603                      10.47

PCAP1                AIM V.I. Capital Appreciation Fund, Series I                129,645                      21.72
WCAP1                                                                             13,467                      21.72
WCAP3                                                                            150,685                      21.72
WCAP4                                                                            117,336                      21.72

PVAL1                AIM V.I. Premier Equity Fund, Series I                      360,671                      23.35
WVAL1                 (previously AIM V.I. Value Fund, Series I)                  54,388                      23.35
WVAL3                                                                            290,704                      23.35
WVAL4                                                                            298,111                      23.35

WSRG1                The Dreyfus Socially Responsible Growth Fund, Inc. -          9,844                      26.67
WSRG3                  Initial Share Class                                        20,369                      26.67
WSRG4                                                                             34,931                      26.67
WSRG6                                                                             29,543                      26.67

WDYC3                Fidelity VIP Dynamic Capital Appreciation Portfolio           9,593                       6.09
WDYC4                  (Service Class 2)                                          10,296                       6.09
WDYC6                                                                             32,388                       6.09


                                       95

SUBACCOUNT           INVESTMENT                                                   SHARES                        NAV
------------------------------------------------------------------------------------------------------------------------------
WHIP1                Fidelity VIP High Income Portfolio (Service Class 2)          6,088                    $  6.36
WHIP3                                                                              6,058                       6.36
WHIP4                                                                              8,304                       6.36
WHIP6                                                                             25,551                       6.36

WMDC1                Fidelity VIP Mid Cap Portfolio (Service Class 2)                700                      19.49
WMDC3                                                                              8,483                      19.49
WMDC4                                                                             20,025                      19.49
WMDC6                                                                             28,514                      19.49

WISE1                FTVIPT Franklin Income Securities Fund - Class 2             31,484                      12.88
WISE3                                                                             84,794                      12.88
WISE4                                                                            153,523                      12.88
WISE6                                                                             91,442                      12.88

WRES1                FTVIPT Franklin Real Estate Fund - Class 2                    8,710                      17.99
WRES3                                                                             16,176                      17.99
WRES4                                                                             26,050                      17.99
WRES6                                                                             38,630                      17.99

PSMC1                FTVIPT Franklin Small Cap Fund - Class 2                    161,578                      17.85
WSMC1                                                                             17,388                      17.85
WSMC3                                                                             73,484                      17.85
WSMC4                                                                            101,892                      17.85

WMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                1,982                      14.03
WMSS3                                                                             27,090                      14.03
WMSS4                                                                             57,871                      14.03
WMSS6                                                                             57,330                      14.03

WUSE1                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                  20,664                      10.94
WUSE3                                                                             73,791                      10.94
WUSE4                                                                            106,444                      10.94
WUSE6                                                                            151,957                      10.94

WGLI1                Goldman Sachs VIT Global Income Fund                         19,063                       9.84
WGLI3                                                                             22,922                       9.84
WGLI4                                                                             21,778                       9.84
WGLI6                                                                             41,773                       9.84

SITO2                Goldman Sachs VIT Internet Tollkeeper Fund(SM)               52,294                       4.51
WITO1                                                                             10,866                       4.51
WITO4                                                                            110,134                       4.51
WITO6                                                                             38,800                       4.51

WMCV1                Goldman Sachs VIT Mid Cap Value Fund                         44,205                      11.29
WMCV3                                                                             86,530                      11.29
WMCV4                                                                            135,778                      11.29
WMCV6                                                                            151,485                      11.29

PGIS1                MFS(R)Investors Trust Series - Initial Class                 69,124                      17.13
WGIS1                                                                              7,416                      17.13
WGIS3                                                                             72,491                      17.13
WGIS4                                                                             69,965                      17.13

PUTS1                MFS(R)Utilities Series - Initial Class                      112,916                      15.95
WUTS1                                                                             28,169                      15.95
WUTS3                                                                            111,978                      15.95
WUTS4                                                                            187,253                      15.95

PIGR1                Putnam VT International Growth Fund - Class IB Shares       345,418                      12.36
WIGR1                                                                             58,861                      12.36
WIGR3                                                                            191,798                      12.36
WIGR4                                                                            289,561                      12.36

PVIS1                Putnam VT Vista Fund - Class IB Shares                      288,518                      11.34
WVIS1                                                                             71,001                      11.34
WVIS3                                                                            196,497                      11.34
WVIS4                                                                            260,361                      11.34

WAAL1                Wells Fargo VT Asset Allocation Fund                        129,733                      12.32
WAAL3                                                                            519,306                      12.32
WAAL4                                                                            752,489                      12.32
WAAL6                                                                            488,218                      12.32

                                       96

SUBACCOUNT           INVESTMENT                                                   SHARES                        NAV
------------------------------------------------------------------------------------------------------------------------------
WCBD1                Wells Fargo VT Corporate Bond Fund                           59,831                    $ 10.24
WCBD3                                                                            149,892                      10.24
WCBD4                                                                            152,057                      10.24
WCBD6                                                                            171,974                      10.24

WEQI1                Wells Fargo VT Equity Income Fund                            35,150                      15.52
WEQI3                                                                            133,299                      15.52
WEQI4                                                                            140,503                      15.52
WEQI6                                                                            191,549                      15.52

WEQV1                Wells Fargo VT Equity Value Fund                             34,015                       9.02
WEQV3                                                                             49,810                       9.02
WEQV4                                                                             59,073                       9.02
WEQV6                                                                             63,748                       9.02

WGRO1                Wells Fargo VT Growth Fund                                    4,680                      14.08
WGRO3                                                                             18,071                      14.08
WGRO4                                                                             29,719                      14.08
WGRO6                                                                             44,934                      14.08

WIEQ1                Wells Fargo VT International Equity Fund                      6,092                       7.50
WIEQ3                                                                             36,780                       7.50
WIEQ4                                                                             28,495                       7.50
WIEQ6                                                                             55,218                       7.50

WLCG1                Wells Fargo VT Large Company Growth Fund                    203,955                       9.46
WLCG3                                                                            834,217                       9.46
WLCG4                                                                          1,006,328                       9.46
WLCG6                                                                            941,969                       9.46

WMMK1                Wells Fargo VT Money Market Fund                          1,165,101                       1.00
WMMK3                                                                          9,291,472                       1.00
WMMK4                                                                          8,337,596                       1.00
WMMK6                                                                          5,287,590                       1.00

WSCG1                Wells Fargo VT Small Cap Growth Fund                         47,947                       7.85
WSCG3                                                                            192,949                       7.85
WSCG4                                                                            211,107                       7.85
WSCG6                                                                            264,250                       7.85



8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:



SUBACCOUNT           INVESTMENT                                                                          PURCHASES
------------------------------------------------------------------------------------------------------------------------------
PBCA1                AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               $   630,171
WBCA1                                                                                                       194,869
WBCA3                                                                                                       446,486
WBCA4                                                                                                       549,785

WCAR1                AXP(R) Variable Portfolio - Capital Resource Fund                                           --
WCAR3                                                                                                       128,175
WCAR4                                                                                                       100,328
WCAR6                                                                                                       143,751

PDEI1                AXP(R) Variable Portfolio -- Diversified Equity Income Fund                            548,503
WDEI1                                                                                                       121,439
WDEI3                                                                                                       345,132
WDEI4                                                                                                       451,861

PEXI1                AXP(R) Variable Portfolio - Extra Income Fund                                          580,576
WEXI1                                                                                                        91,118
WEXI3                                                                                                       584,276
WEXI4                                                                                                       399,431

WFDI1                AXP(R) Variable Portfolio - Federal Income Fund                                        461,339
WFDI3                                                                                                     2,085,338
WFDI4                                                                                                     1,424,335
WFDI6                                                                                                       837,127

PNDM1                AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   1,882,315
WNDM1                                                                                                       153,997
WNDM3                                                                                                       903,113
WNDM4                                                                                                       854,716

                                       97

SUBACCOUNT           INVESTMENT                                                                          PURCHASES
------------------------------------------------------------------------------------------------------------------------------
PSCA1                AXP(R)Variable Portfolio - Small Cap Advantage Fund                                $   255,060
WSCA1                                                                                                        37,950
WSCA3                                                                                                       206,132
WSCA4                                                                                                       421,263

PCAP1                AIM V.I. Capital Appreciation Fund, Series I                                         2,439,132
WCAP1                                                                                                       254,313
WCAP3                                                                                                     2,204,034
WCAP4                                                                                                     1,780,155

PVAL1                AIM V.I. Premier Equity Fund, Series I                                               5,560,346
WVAL1                   (previously AIM V.I. Value Fund, Series I)                                          805,432
WVAL3                                                                                                     3,342,189
WVAL4                                                                                                     4,244,664

WSRG1                The Dreyfus Socially Responsible Growth Fund, Inc. -                                    18,556
WSRG3                  Initial Share Class                                                                  427,814
WSRG4                                                                                                       441,813
WSRG6                                                                                                       568,225

WDYC3(1)             Fidelity VIP Dynamic Capital Appreciation Portfolio                                     57,736
WDYC4(1)               (Service Class 2)                                                                     65,729
WDYC6(1)                                                                                                    188,549

WHIP1(1)             Fidelity VIP High Income Portfolio (Service Class 2)                                    38,562
WHIP3(1)                                                                                                     40,137
WHIP4(1)                                                                                                     56,161
WHIP6(1)                                                                                                    162,859

WMDC1(1)             Fidelity VIP Mid Cap Portfolio (Service Class 2)                                        16,629
WMDC3(1)                                                                                                    158,074
WMDC4(1)                                                                                                    430,552
WMDC6(1)                                                                                                    548,737

WISE1                FTVIPT Franklin Income Securities Fund - Class 2                                       366,166
WISE3                                                                                                     1,066,501
WISE4                                                                                                     1,991,791
WISE6                                                                                                     1,117,666

WRES1                FTVIPT Franklin Real Estate Fund - Class 2                                             240,157
WRES3                                                                                                       453,779
WRES4                                                                                                       488,467
WRES6                                                                                                       495,304

PSMC1                FTVIPT Franklin Small Cap Fund - Class 2                                             2,130,693
WSMC1                                                                                                       325,052
WSMC3                                                                                                       932,719
WSMC4                                                                                                     1,043,727

WMSS1                FTVIPT Mutual Shares Securities Fund - Class 2                                          27,759
WMSS3                                                                                                       970,910
WMSS4                                                                                                       777,905
WMSS6                                                                                                       856,900

WUSE1                Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                            173,374
WUSE3                                                                                                     1,073,632
WUSE4                                                                                                       847,500
WUSE6                                                                                                     1,173,618

WGLI1                Goldman Sachs VIT Global Income Fund                                                   131,731
WGLI3                                                                                                       205,041
WGLI4                                                                                                        80,604
WGLI6                                                                                                       241,417

SITO2                Goldman Sachs VIT Internet Tollkeeper Fund(SM)                                         206,894
WITO1                                                                                                        45,752
WITO4                                                                                                       379,621
WITO6                                                                                                       152,978

WMCV1                Goldman Sachs VIT Mid Cap Value Fund                                                   423,128
WMCV3                                                                                                       739,100
WMCV4                                                                                                     1,233,411
WMCV6                                                                                                     1,136,383

                                       98

SUBACCOUNT           INVESTMENT                                                                          PURCHASES
------------------------------------------------------------------------------------------------------------------------------
PGIS1                MFS(R) Investors Trust Series - Initial Class                                      $ 1,041,699
WGIS1                                                                                                       124,023
WGIS3                                                                                                       957,680
WGIS4                                                                                                     1,004,544

PUTS1                MFS(R) Utilities Series - Initial Class                                              1,459,465
WUTS1                                                                                                       556,621
WUTS3                                                                                                     1,457,719
WUTS4                                                                                                     2,523,361

PIGR1                Putnam VT International Growth Fund - Class IB Shares                                2,712,096
WIGR1                                                                                                       574,585
WIGR3                                                                                                     1,502,034
WIGR4                                                                                                     2,189,530

PVIS1                Putnam VT Vista Fund - Class IB Shares                                               2,543,284
WVIS1                                                                                                       590,908
WVIS3                                                                                                     1,626,909
WVIS4                                                                                                     2,300,634

WAAL1                Wells Fargo VT Asset Allocation Fund                                                 1,720,022
WAAL3                                                                                                     5,051,633
WAAL4                                                                                                     5,506,998
WAAL6                                                                                                     4,300,478

WCBD1                Wells Fargo VT Corporate Bond Fund                                                     559,751
WCBD3                                                                                                     1,328,872
WCBD4                                                                                                     1,167,512
WCBD6                                                                                                     1,088,107

WEQI1                Wells Fargo VT Equity Income Fund                                                      557,446
WEQI3                                                                                                     1,989,080
WEQI4                                                                                                     1,591,205
WEQI6                                                                                                     2,302,956

WEQV1                Wells Fargo VT Equity Value Fund                                                       181,870
WEQV3                                                                                                       416,092
WEQV4                                                                                                       386,953
WEQV6                                                                                                       555,519

WGRO1                Wells Fargo VT Growth Fund                                                             248,206
WGRO3                                                                                                       227,515
WGRO4                                                                                                       297,246
WGRO6                                                                                                       485,540

WIEQ1                Wells Fargo VT International Equity Fund                                                43,998
WIEQ3                                                                                                       243,035
WIEQ4                                                                                                       146,959
WIEQ6                                                                                                       367,087

WLCG1                Wells Fargo VT Large Company Growth Fund                                             1,373,623
WLCG3                                                                                                     5,567,883
WLCG4                                                                                                     5,470,330
WLCG6                                                                                                     5,501,523

WMMK1                Wells Fargo VT Money Market Fund                                                     1,684,223
WMMK3                                                                                                     8,961,868
WMMK4                                                                                                     7,063,842
WMMK6                                                                                                     5,621,759

WSCG1                Wells Fargo VT Small Cap Growth Fund                                                   251,330
WSCG3                                                                                                       832,603
WSCG4                                                                                                     1,001,107
WSCG6                                                                                                     1,316,665


(1) Operations commenced on May 1, 2001.

9. FINANCIAL HIGHLIGHTS
The table below shows certain financial information regarding the subaccounts.



                                       PBCA1    WBCA1    WBCA3    WBCA4    WCAR1    WCAR3    WCAR4    WCAR6    PDEI1    WDEI1
                                      ----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  0.96  $  0.91  $  0.91  $  0.91  $  0.83  $  0.83  $  0.83  $  0.83  $  1.00  $  1.08
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  0.79  $  0.75  $  0.75  $  0.75  $  0.67  $  0.67  $  0.67  $  0.67  $  1.01  $  1.08
Units (000s)                              943      282    1,097      937       --      565      218      217      342      144
Net assets (000s)                     $   746  $   211  $   823  $   704       --  $   377  $   146  $   146  $   344  $   156
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               0.73%    0.72%    0.74%    0.72%    0.30%    0.30%    0.37%    0.34%    1.07%    1.26%
Expense ratio(2)                         1.25%    1.70%    1.50%    1.45%    1.70%    1.50%    1.45%    1.25%    1.25%    1.70%
Total return(3)                        (17.71%) (17.58%) (17.58%) (17.58%) (19.28%) (19.28%) (19.28%) (19.28%)   1.00%    0.00%
------------------------------------------------------------------------------------------------------------------------------

                                       WDEI3    WDEI4    PEXI1    WEXI1    WEXI3    WEXI4    WFDI1    WFDI3    WFDI4    WFDI6
                                      ----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  1.08  $  1.08  $  0.92  $  0.87  $  0.87  $  0.88  $  1.05  $  1.05  $  1.05  $  1.06
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  1.09  $  1.09  $  0.96  $  0.90  $  0.90  $  0.91  $  1.10  $  1.10  $  1.10  $  1.12
Units (000s)                              223      455      821       90      633      466      413    1,609    1,473      859
Net assets (000s)                     $   242  $   495  $   785  $    81  $   569  $   422  $   454  $ 1,770  $ 1,627  $   961
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               1.34%    1.36%   10.79%   10.72%   10.91%   10.86%    4.51%    4.47%    4.48%    4.50%
Expense ratio(2)                         1.50%    1.45%    1.25%    1.70%    1.50%    1.45%    1.70%    1.50%    1.45%    1.25%
Total return(3)                          0.93%    0.93%    4.35%    3.45%    3.45%    3.41%    4.76%    4.76%    4.76%    5.66%
------------------------------------------------------------------------------------------------------------------------------

                                       PNDM1    WNDM1    WNDM3    WNDM4    PSCA1    WSCA1    WSCA3    WSCA4    PCAP1    WCAP1
                                      ----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  1.03  $  0.86  $  0.86  $  0.86  $  1.14  $  0.89  $  0.90  $  0.90  $  1.11  $  0.75
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  0.85  $  0.70  $  0.71  $  0.71  $  1.06  $  0.82  $  0.83  $  0.83  $  0.84  $  0.57
Units (000s)                            3,478      363    3,128    1,815      276       79      367      552    3,345      517
Net assets (000s)                     $ 3,005  $   255  $ 2,210  $ 1,284  $   292  $    65  $   303  $   456  $ 2,816  $   292
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               0.24%    0.24%    0.24%    0.25%      --       --       --       --       --       --
Expense ratio(2)                         1.25%    1.70%    1.50%    1.45%    1.25%    1.70%    1.50%    1.45%    1.25%    1.70%
Total return(3)                        (17.48%) (18.60%) (17.44%) (17.44%)  (7.02%)  (7.87%)  (7.78%) (7.78%)  (24.32%) (24.00%)
------------------------------------------------------------------------------------------------------------------------------

                                       WCAP3    WCAP4    PVAL1    WVAL1    WVAL3    WVAL4    WSRG1    WSRG3    WSRG4    WSRG6
                                      ----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  0.75  $  0.75  $  0.94  $  0.81  $  0.81  $  0.81  $  0.90  $  0.90  $  0.90  $  0.90
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  0.57  $  0.57  $  0.81  $  0.69  $  0.70  $  0.70  $  0.68  $  0.69  $  0.69  $  0.69
Units (000s)                            5,772    4,485   10,352    1,830    9,749    9,987      384      792    1,356    1,143
Net assets (000s)                     $ 3,273  $ 2,549  $ 8,422  $ 1,270  $ 6,788  $ 6,961  $   263  $   543  $   932  $   788
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                 --       --     0.17%    0.14%    0.14%    0.16%    0.07%    0.09%    0.07%    0.08%
Expense ratio(2)                         1.50%    1.45%    1.25%    1.70%    1.50%    1.45%    1.70%    1.50%    1.45%    1.25%
Total return(3)                        (24.00%) (24.00%) (13.83%) (14.81%) (13.58%) (13.58%) (24.44%) (23.33%) (23.33%) (23.33%)
------------------------------------------------------------------------------------------------------------------------------

                                       100

                                      WDYC1(4) WDYC3(4) WDYC4(4) WDYC6(4) WHIP1(4) WHIP3(4) WHIP4(4) WHIP6(4) WMDC1(4) WMDC3(4)
                                      -----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                    --       --       --       --       --       --       --       --       --       --
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  0.95  $  0.95  $  0.95  $  0.95  $  0.91  $  0.91  $  0.91  $  0.91  $  1.06  $  1.06
Units (000s)                               --       61       66      207       43       42       58      178       13      156
Net assets (000s)                          --  $    58  $    63  $   197  $    39  $    39  $    53  $   163  $    14  $   165
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                 --       --       --       --       --       --       --       --       --       --
Expense ratio(2)                         1.70%    1.50%    1.45%    1.25%    1.70%    1.50%    1.45%    1.25%    1.70%    1.50%
Total return(3)                         (5.00%)  (5.00%)  (5.00%)  (5.00%)  (9.00%)  (9.00%)  (9.00%)  (9.00%)   6.00%    6.00%
------------------------------------------------------------------------------------------------------------------------------

                                      WMDC4(4) WMDC6(4)  WISE1    WISE3    WISE4    WISE6    WRES1    WRES3    WRES4    WRES6
                                      -----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                    --       --  $  0.99  $  0.99  $  0.99  $  1.16  $  1.18  $  1.18  $  1.18  $  1.34
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  1.06  $  1.06  $  0.98  $  0.98  $  0.99  $  1.15  $  1.25  $  1.26  $  1.26  $  1.42
Units (000s)                              367      522      413    1,111    2,006    1,020      125      232      373      488
Net assets (000s)                     $   390  $   556  $   406  $ 1,092  $ 1,977  $ 1,178  $   157  $   291  $   469  $   695
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                 --       --     6.34%    4.78%    5.49%    5.01%    4.79%    3.95%    3.98%    3.86%
Expense ratio(2)                         1.45%    1.25%    1.70%    1.50%    1.45%    1.25%    1.70%    1.50%    1.45%    1.25%
Total return(3)                          6.00%    6.00%   (1.01%)  (1.01%)   0.00%   (0.86%)   5.93%    6.78%    6.78%    5.97%
------------------------------------------------------------------------------------------------------------------------------

                                       PSMC1    WSMC1    WSMC3    WSMC4    WMSS1    WMSS3    WMSS4    WMSS6    WUSE1    WUSE3
                                      -----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  1.21  $  0.60  $  0.61  $  0.65  $  1.11  $  1.11  $  1.11  $  1.18  $  0.91  $  0.92
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  1.01  $  0.50  $  0.51  $  0.55  $  1.17  $  1.17  $  1.17  $  1.24  $  0.79  $  0.79
Units (000s)                            2,844      617    2,597    3,330       24      324      691      646      286    1,017
Net assets (000s)                     $ 2,884  $   310  $ 1,312  $ 1,819  $    28  $   380  $   812  $   804  $   226  $   807
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               0.33%    0.47%    0.36%    0.38%    1.62%    4.13%    1.42%    0.75%    0.51%    0.45%
Expense ratio(2)                         1.25%    1.70%    1.50%    1.45%    1.70%    1.50%    1.45%    1.25%    1.70%    1.50%
Total return(3)                        (16.53%) (16.67%) (16.39%) (15.38%)   5.41%    5.41%    5.41%    5.08%  (13.19%) (14.13%)
------------------------------------------------------------------------------------------------------------------------------

                                       WUSE4    WUSE6    WGLI1    WGLI3    WGLI4    WGLI6    SITO2    WITO1    WITO4    WITO6
                                      -----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  0.92  $  0.92  $  1.06  $  1.07  $  1.07  $  1.07  $  0.67  $  0.67  $  0.67  $  0.67
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  0.79  $  0.80  $  1.10  $  1.10  $  1.10  $  1.10  $  0.44  $  0.44  $  0.44  $  0.44
Units (000s)                            1,465    2,083      171      205      195      372      536      112    1,129      396
Net assets (000s)                     $ 1,164  $ 1,662  $   188  $   226  $   214  $   411  $   236  $    49  $   497  $   175
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               0.56%    0.52%    4.39%    7.26%    4.27%    5.04%      --       --       --       --
Expense ratio(2)                         1.45%    1.25%    1.70%    1.50%    1.45%    1.25%    1.50%    1.70%    1.45%    1.25%
Total return(3)                        (14.13%) (13.04%)   3.77%    2.80%    2.80%    2.80%  (34.33%) (34.33%) (34.33%) (34.33%)
------------------------------------------------------------------------------------------------------------------------------

                                       101

                                       WMCV1    WMCV3    WMCV4    WMCV6    PGIS1    WGIS1    WGIS3    WGIS4    PUTS1    WUTS1
                                      -----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  1.41  $  1.41  $  1.41  $  1.42  $  1.04  $  1.02  $  1.02  $  1.02  $  1.20  $  0.85
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  1.56  $  1.56  $  1.56  $  1.57  $  0.86  $  0.84  $  0.84  $  0.84  $  0.90  $  0.63
Units (000s)                              321      626      982    1,091    1,377      151    1,473    1,420    1,999      713
Net assets (000s)                     $   499  $   977  $ 1,533  $ 1,710  $ 1,184  $   127  $ 1,242  $ 1,199  $ 1,801  $   449
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               1.31%    1.35%    1.43%    1.36%    0.35%    0.27%    0.43%    0.39%    3.25%    2.89%
Expense ratio(2)                         1.70%    1.50%    1.45%    1.25%    1.25%    1.70%    1.50%    1.45%    1.25%    1.70%
Total return(3)                         10.64%   10.64%   10.64%   10.56%  (17.31%) (17.65%) (17.65%) (17.65%) (25.00%) (25.88%)
------------------------------------------------------------------------------------------------------------------------------

                                       WUTS3    WUTS4    PIGR1    WIGR1    WIGR3    WIGR4    PVIS1    WVIS1    WVIS3    WVIS4
                                      -----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  0.85  $  0.93  $  1.15  $  0.75  $  0.75  $  0.75  $  1.23  $  0.73  $  0.74  $  0.74
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  0.63  $  0.69  $  0.90  $  0.58  $  0.59  $  0.59  $  0.81  $  0.48  $  0.48  $  0.48
Units (000s)                            2,824    4,300    4,731    1,244    4,040    6,094    4,035    1,676    4,624    6,122
Net assets (000s)                     $ 1,786  $ 2,987  $ 4,269  $   728  $ 2,371  $ 3,579  $ 3,272  $   805  $ 2,228  $ 2,952
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               3.19%    3.03%    0.25%    0.25%    0.27%    0.25%      --       --       --      --
Expense ratio(2)                         1.50%    1.45%    1.25%    1.70%    1.50%    1.45%    1.25%    1.70%    1.50%    1.45%
Total return(3)                        (25.88%) (25.81%) (21.74%) (22.67%) (21.33%) (21.33%) (34.15%) (34.25%) (35.14%) (35.14%)
------------------------------------------------------------------------------------------------------------------------------

                                        WAAL1    WAAL3    WAAL4    WAAL6   WCBD1    WCBD3    WCBD4    WCBD6   WEQI1    WEQI3
                                      -----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  0.98  $  0.98  $  0.99  $  0.99  $  1.06  $  1.06  $  1.06  $  1.08  $  1.12  $  1.13
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  0.90  $  0.90  $  0.90  $  0.91  $  1.12  $  1.12  $  1.12  $  1.14  $  1.05  $  1.05
Units (000s)                            1,777    7,089   10,263    6,593      548    1,373    1,386    1,545      522    1,972
Net assets (000s)                     $ 1,598  $ 6,398  $ 9,271  $ 6,015  $   613  $ 1,535  $ 1,557  $ 1,761  $   546  $ 2,069
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               1.73%    1.76%    1.67%    1.68%    6.09%    6.07%    6.09%    6.09%    1.14%    1.10%
Expense ratio(2)                         1.70%    1.50%    1.45%    1.25%    1.70%    1.50%    1.45%    1.25%    1.70%    1.50%
Total return(3)                         (8.16%)  (8.16%)  (9.09%)  (8.08%)   5.66%    5.66%    5.66%    5.56%   (6.25%)  (7.08%)
------------------------------------------------------------------------------------------------------------------------------

                                       WEQI4    WEQI6    WEQV1    WEQV3    WEQV4    WEQV6    WGRO1    WGRO3    WGRO4    WGRO6
                                      -----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  1.13  $  1.13  $  1.09  $  1.09  $  1.09  $  1.09  $  0.87  $  0.87  $  0.87  $  0.87
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  1.05  $  1.06  $  1.00  $  1.00  $  1.00  $  1.01  $  0.69  $  0.69  $  0.69  $  0.70
Units (000s)                            2,076    2,814      307      448      530      569       95      367      603      908
Net assets (000s)                     $ 2,181  $ 2,973  $   307  $   449  $   533  $   575  $    66  $   254  $   418  $   633
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               1.07%    1.09%    0.64%    0.74%    0.65%    0.71%    0.01%    0.01%    0.01%    0.01%
Expense ratio(2)                         1.45%    1.25%    1.70%    1.50%    1.45%    1.25%    1.70%    1.50%    1.45%    1.25%
Total return(3)                         (7.08%)  (6.19%)  (8.26%)  (8.26%)  (8.26%)  (7.34%) (20.69%) (20.69%) (20.69%) (19.54%)
------------------------------------------------------------------------------------------------------------------------------

                                       102

                                       WIEQ1    WIEQ3    WIEQ4    WIEQ6    WLCG1    WLCG3    WLCG4    WLCG6    WMMK1    WMMK3
                                      -----------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value               $  0.89  $  0.89  $  0.89  $  0.89  $  0.95  $  0.95  $  0.95  $  0.95  $  1.02  $  1.02
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $  0.73  $  0.74  $  0.74  $  0.74  $  0.74  $  0.74  $  0.74  $  0.74  $  1.04  $  1.04
Units (000s)                               62      375      290      561    2,622   10,689   12,882   12,015    1,117    8,907
Net assets (000s)                     $    46  $   276  $   214  $   414  $ 1,929  $ 7,892  $ 9,520  $ 8,911  $ 1,165  $ 9,291
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)               0.03%    0.03%    0.02%    0.03%      --       --       --       --     3.15%    3.22%
Expense ratio(2)                         1.70%    1.50%    1.45%    1.25%    1.70%    1.50%    1.45%    1.25%    1.70%    1.50%
Total return(3)                        (17.98%) (16.85%) (16.85%) (16.85%) (22.11%) (22.11%) (22.11%) (22.11%)   1.96%    1.96%
------------------------------------------------------------------------------------------------------------------------------

                                                                           WMMK4    WMMK6    WSCG1    WSCG3    WSCG4    WSCG6
                                                                          -----------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                                                   $  1.03  $  1.04  $  0.56  $  0.56  $  0.56  $  0.56
------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                   $  1.05  $  1.06  $  0.41  $  0.41  $  0.41  $  0.42
Units (000s)                                                                7,943    4,984      911    3,655    3,996    4,983
Net assets (000s)                                                         $ 8,338  $ 5,288  $   376  $ 1,515  $ 1,657  $ 2,074
------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                                                   3.26%    3.29%      --       --       --       --
Expense ratio(2)                                                             1.45%    1.25%    1.70%    1.50%    1.45%    1.25%
Total return(3)                                                              1.94%    1.92%  (26.79%) (26.79%) (26.79%) (25.00%)
------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4) Operations commenced on May 1, 2001.

                                                               44224-20 F (5/02)

PART C.

Item 24.  Financial  Statements  and Exhibits

     Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Report of Independent Auditors dated Jan. 28, 2002
     Consolidated Balance Sheets as of Dec. 31, 2001 and 2000
     Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000, and 1999
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2001
     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000, and 1999
     Notes to Consolidated Financial Statements

     Financial Statements included in Part B of this Registration Statement:

     American Enterprise Variable Annuity Account - American Express Signature One Variable Annuity

     Report of Independent Auditors dated March 22, 2002
     Statements of Assets and Liabilities as of Dec. 31, 2001
     Statements of Operations for the year ended Dec. 31, 2001
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - Wells Fargo Advantage Variable Annuity

     Report of Independent Auditors dated March 22, 2002
     Statements of Assets and Liabilities as of Dec. 31, 2001
     Statements of Operations for the year ended Dec. 31, 2001
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000
     Notes to Financial Statements

     American Enterprise Variable Annuity Account - Wells Fargo Advantage Builder Variable Annuity

     Report of Independent Auditors dated March 22, 2002
     Statements of Assets and Liabilities as of Dec. 31, 2001
     Statements of Operations for the year ended Dec. 31, 2001
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000
     Notes to Financial Statements

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999, is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable
          Annuity Account's Post-Effective Amendment  No.  7  to   Registration
          Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, is filed electronically herewith.

2.        Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999, is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for the American Express Signature One Variable Annuity (form 240180), filed electronically as
          Exhibit 4.1 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999, is incorporated by reference.

4.2 Form of Deferred Annuity Contract for the Wells Fargo Advantage Variable Annuity (form 44209), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.3 Form of Deferred Annuity Contract for the Wells Fargo Advantage Builder Variable Annuity (form 44210), filed electronically as Exhibit
          4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Enhanced Death Benefit Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44213), filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44214), filed electronically as Exhibit 4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.6 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) for the American Express Signature One Variable Annuity (form 240186), filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 3 to Registrant Statement No. 333-85567 filed on or about Feb. 11, 2000, is incorporated by reference.

4.7 Form of 5% Accumulation Death Benefit Rider for the American Express Signature One Variable Annuity (form 240183), filed electronically as
          Exhibit 4.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999, is incorporated by reference.

4.8 Form of 8% Performance Credit Rider for the American Express Signature One Variable Annuity (form 240187), filed electronically as Exhibit
          4.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999, is incorporated by reference.

4.9 Form of Disability Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44215), filed electronically as Exhibit 4.5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.10 Form of Unemployment Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44216), to Registrant's Pre-Effective No. 1 Amendment to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.11 Form of Roth IRA Endorsement for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 43094) filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.12 Form of SEP-IRA for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 43412) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, filed on or about July 8, 1999, is incorporated by reference.

4.13 Form of Value Option Return of Purchase Payment Death Benefit Rider for the American Express Signature One Variable Annuity (form 240182), filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000, is incorporated by reference.

4.14 Form of TSA Endorsement for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.15 Form of Benefit Protector Death Benefit Rider for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 271155), filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.16 Form of Benefit Protector Plus Death Benefit Rider for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 271156), filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.17 Form of TSA Endorsement for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express FlexChoice Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

5.1 Form of Variable Annuity Application for the American Express Signature One Variable Annuity (form 240181), filed electronically as
          Exhibit 5 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

5.2 Form of Variable Annuity Application for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (Form 44211) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2       Amended By-Laws of American  Enterprise Life, filed  electronically as
          Exhibit 6.2 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.        Not applicable.

8.1 (a) Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.1 (b) Copy of Amendment 1 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated April 30, 1997, filed electronically as Exhibit 8.2(b) to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.1 (c) Copy of Amendment 2 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.2(c) to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.1 (d) Copy of Amendment 5 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and American Enterprise Life Insurance Company, dated February 27, 2002, is filed electronically herewith.

8.2 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.3 (a) Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(j) to American
          Enterprise Variable Life Account's Post-Effective   Amendment  No.  2
          to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.3 (b) Copy of Amendment, dated March 29, 2002, to Participation Agreement by and between American Enterprise Life Insurance Company and Baron Capital Funds Trust dated September 1, 1999 is filed electronically herewith.

8.4 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.4 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.4 (c) Copy of Amendment No. 1, dated April 30, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 is filed electronically herewith.

8.4 (d) Copy of Amendment No. 1, dated April 30, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 is filed electronically herewith.

8.4 (e) Copy of Amendment No. 2, dated June 29, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 is filed electronically herewith.

8.4 (f) Copy of Amendment No. 2, dated June 29, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 is filed electronically herewith.

8.4 (g) Copy of Amendment No. 3, dated February 27, 2002, to Participation Agreement by and between Fidelity Distributors Corporation and American Enterprise Life Insurance Company dated September 1, 1999 is filed electronically herewith.

8.4 (h) Copy of Amendment No. 3, dated February 27, 2002, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 is filed electronically herewith.

8.5 Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American Enterprise Life Insurance Company, dated April 1, 1999, filed electronically as
          Exhibit 8.4(a) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

8.6 (a) Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.6 (b) Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

8.6 (c) Copy of Amendment, dated July 27, 2001, to Participation Agreement by and among Janus Aspen Series and American Enterprise Life Insurance Company dated October 8, 1997 is filed electronically herewith.

8.6 (d) Copy of Amendment, dated July 27, 2001, to Participation Agreement by and among Janus Aspen Series and American Enterprise Life Insurance Company dated March 1, 2000 is filed electronically herewith.

8.7 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(l) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.8 (a) Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.8 (b) Copy of Amendment, dated June 29, 2001, to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 is filed electronically herewith.

8.8 (c) Copy of Amendment, dated February 28, 2002, to Participation agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 is filed electronically herewith.

8.9 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
          1.A.(8)(o) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.10 (a) Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(p) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.10 (b) Copy of Amendment, dated December 10, 2001, to Participation Agreement between American Enterprise Life Insurance Company and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management Securities, Inc., and Credit Suisse Asset Management, Inc. dated September 1, 1999 is filed electronically herewith.

8.11 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.12 Copy of Participation Agreement by and among Wanger Advisors Trust, Liberty Wanger Asset Management, L.P. and American Enterprise Life Insurance Company, dated August 30, 1999, is filed electronically herewith.

8.13 Copy of Participation Agreement by and among Wells Fargo Variable Trust, American Enterprise Life Insurance Company and Stephens Inc., dated March 3, 2000, is filed electronically herewith.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for the American Express Signature One Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Auditors for the Wells Fargo Advantage Variable Annuity is filed electronically herewith.

10.3 Consent of Independent Auditors for the Wells Fargo Advantage Builder Variable Annuity is filed electronically herewith.

11.       None.

12.       Not applicable.

13.1      Copy  of  schedule  for  computation  of  each  performance  quotation provided in the Registration Statement for Wells Fargo Advantage Variable Annuity and Wells Fargo Advantage Builder Variable Annuity in response to Item 21, filed electronically as Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999, is incorporated by reference.

13.2 Copy of schedule for computation of each performance quotation provided in the Registration Statement for the American Express Signature One Variable Annuity in response to Item 21, filed electronically as Exhibit 13.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000, is incorporated by reference.

14.       Not applicable.

15.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, is filed electronically herewith.

15.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 2002, is filed electronically herewith.

Item 25:


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Douglas K. Dunning                    829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Paul S. Mannweiler                    201 North Illinois St.                 Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

James M. Odland                       829 AXP Financial Center               Vice President, General Counsel and
                                      Minneapolis, MN  55474                 Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        40 Wall Street                         Vice President and Treasurer
                                      19th Floor
                                      New York, NY 10004





Item 26:

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                      Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.  Number of Contract owners

          As of March 31, 2002, there were 16,960 non-qualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.  Indemnification

          The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

          The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

          The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29:

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                     Position and Offices with
         Business Address                       Underwriter

         Ruediger Adolf                         Senior Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Gumer C. Alvero                        Vice President -
         70100 AXP Financial Center             Annuities
         Minneapolis, MN  55474

         Ward D. Armstrong                      Senior Vice President -
         70100 AXP Financial Center             Retirement Services
         Minneapolis, MN  55474

         John M. Baker                          Vice President - Plan
         70100 AXP Financial Center             Sponsor Services
         Minneapolis, MN  55474

         Dudley Barksdale                       Vice President - Service
         70100 AXP Financial Center             Development
         Minneapolis, MN  55474

         Joseph M. Barsky III                   Vice President - Mutual
         70100 AXP Financial Center             Fund Equities
         Minneapolis, MN  55474

         Timothy V. Bechtold                    Vice President - Risk
         70100 AXP Financial Center             Management Products
         Minneapolis, MN  55474

         Walter S. Berman                       Director, Senior Vice President
         70100 AXP Financial Center             and Chief Financial Officer
         Minneapolis, MN  55474

         Rob Bohli                              Group Vice President -
         10375 Richmond Avenue #600             South Texas
         Houston, TX  77042

         Walter K. Booker                       Group Vice President -
         Suite 200, 3500 Market                 New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                      Group Vice President -
         1333 N. California Blvd.,              Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                     Vice President - Sales
         70100 AXP Financial Center             Support
         Minneapolis, MN  55474

         Mike Burton                            Vice President - Compliance
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Kenneth J. Ciak                        Vice President and
         IDS Property Casualty                  General Manager - IDS
         1400 Lombardi Avenue                   Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                       Vice President - Relationship
         70100 AXP Financial Center             Leader Retail Distribution
         Minneapolis, MN  55474                 Services

         James M. Cracchiolo                    Director, Chairman, President
         70100 AXP Financial Center             and Chief Executive Officer
         Minneapolis, MN  55474

         Colleen Curran                         Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Luz Maria Davis                        Vice President -
         70100 AXP Financial Center             Communications
         Minneapolis, MN  55474

         Arthur E. DeLorenzo                    Group Vice President -
         4 Atrium Drive, #100                   Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                  Group Vice President -
         Suite 500, 8045 Leesburg               Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                         Group Vice President -
         6000 28th Street South East            Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                       Group Vice President -
         Two Datran Center                      Southern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                      Vice President - Financial
         70100 AXP Financial Center             Planning and Advice
         Minneapolis, MN  55474

         Gordon M. Fines                        Vice President - Mutual
         70100 AXP Financial Center             Fund Equity Investments
         Minneapolis, MN  55474

         Peter A. Gallus                        Vice President -
         70100 AXP Financial Center             Investment
         Minneapolis, MN  55474                 Administration

         Derek M. Gledhill                      Vice President -
         70100 AXP Financial Center             Integrated Financial
         Minneapolis, MN  55474                 Services Field
                                                Implementation

         Steve Guida                            Vice President -
         70100 AXP Financial Center             New Business and Service
         Minneapolis, MN  55474

         Teresa A. Hanratty                     Senior Vice President -
         Suites 6&7                             Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                       Vice President -
         70100 AXP Financial Center             Insurance Investments
         Minneapolis, MN  55474

         Janis K. Heaney                        Vice President -
         70100 AXP Financial Center             Incentive Management
         Minneapolis, MN  55474

         Brian M. Heath                         Senior Vice President
         Suite 150                              and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                           Group Vice President -
         319 Southbridge Street                 Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                   Group Vice President -
         30 Burton Hills Blvd.                  Mid-South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                        Vice President - Third
         70100 AXP Financial Center             Party Distribution
         Minneapolis, MN  55474

         Claire Huang                           Senior Vice President - Retail
         70100 AXP Financial Center             Marketing
         Minneapolis, MN  55474

         Debra A. Hutchinson                    Vice President -
         70100 AXP Financial Center             Relationship Leader
         Minneapolis, MN  55474

         Diana R. Iannarone                     Group Vice President -
         3030 N.W. Expressway                   Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                     Group Vice President -
         70100 AXP Financial Center             Steel Cities
         Minneapolis, MN  55474

         James M. Jensen                        Vice President -
         70100 AXP Financial Center             Advice and
         Minneapolis, MN  55474                 Retail Distribution
                                                Group, Product,
                                                Compensation and Field
                                                Administration

         Greg R. Johnson                        Vice President - Advisory
         70100 AXP Financial Center             Planning Anaylsis
         Minneapolis, MN  55474

         Nancy E. Jones                         Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John C. Junek                          Senior Vice President,
         70100 AXP Financial Center             General Counsel
         Minneapolis, MN  55474

         Ora J. Kaine                           Vice President -
         70100 AXP Financial Center             Retail Distribution Services
         Minneapolis, MN  55474                 and Chief of Staff

         Raymond G. Kelly                       Group Vice President -
         Suite 250                              North Texas
         801 East Campbell Road
         Richardson, TX  75081

         John M. Knight                         Vice President -
         70100 AXP Financial Center             Investment Accounting
         Minneapolis, MN  55474

         Claire Kolmodin                        Vice President - Service
         70100 AXP Financial Center             Quality
         Minneapolis, MN  55474

         Mitre Kutanovski                       Group Vice President -
         Suite 680                              Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                         Vice President -
         70100 AXP Financial Center             Brokerage and Direct
         Minneapolis, MN  55474                 Services

         Daniel E. Laufenberg                   Vice President and Chief
         70100 AXP Financial Center             U.S. Economist
         Minneapolis, MN  55474

         Jane W. Lee                            Vice President - New
         70100 AXP Financial Center             Business Development and
         Minneapolis, MN  55474                 Marketing

         Steve Lobo                             Vice President - Investment
         70100 AXP Financial Center             Risk Management
         Minneapolis, MN  55474

         Diane D. Lyngstad                      Vice President - Lead Financial
         70100 AXP Financial Center             Officer, U.S. Retail
         Minneapolis, MN  55474

         Tom Mahowald                           Vice President and Director of
         70100 AXP Financial Center             Equity Research
         Minneapolis, MN  55474

         Timothy J. Masek                       Vice President and
         70100 AXP Financial Center             Director of Fixed Income
         Minneapolis, MN  55474                 Research

         Penny Mazal                            Vice President - Business
         70100 AXP Financial Center             Transformation
         Minneapolis, MN  55474

         Dean O. McGill                         Group Vice President -
         11835 W. Olympic Blvd                  Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                      Vice President - Wrap and Trust
         70100 AXP Financial Center             Products
         Minneapolis, MN  55474

         Timothy S. Meehan                      Secretary
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Paula R. Meyer                         Vice President - Mutual
         70100 AXP Financial Center             Funds
         Minneapolis, MN  55474

         Barry J. Murphy                        Executive Vice President -
         70100 AXP Financial Center             U.S. Retail Group
         Minneapolis, MN  55474

         Thomas V. Nicolosi                     Group Vice President -
         Suite 220                              New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                    Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Michael J. O'Keefe                     Vice President -
         70100 AXP Financial Center             Advisory Business Systems
         Minneapolis, MN  55474

         Carla P. Pavone                        Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John G. Poole                          Group Vice President -
         Westview Place, #200                   Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                          Group Vice President -
         One Tower Bridge                       New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                       Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Teresa J. Rasmussen                    Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Ralph D. Richardson III                Group Vice President -
         Suite 800                              Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                      Senior Vice President -
         70100 AXP Financial Center             Field Management and
         Minneapolis, MN  55474                 Financial Advisory
                                                Services

         Stephen W. Roszell                     Senior Vice President -
         70100 AXP Financial Center             Institutional
         Minneapolis, MN  55474

         Maximillian G. Roth                    Group Vice President -
         Suite 201 S. IDS Ctr                   Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                      Group Vice President -
         70100 AXP Financial Center             Western Frontier
         Minneapolis, MN  55474

         Erven A. Samsel                        Senior Vice President -
         45 Braintree Hill Park                 Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                    Group Vice President -
         Suite 201                              Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                       Vice President - Client
         70100 AXP Financial Center             Development and Migration
         Minneapolis, MN  55474

         Judy P. Skoglund                       Vice President - Quality
         70100 AXP Financial Center             and Service Support
         Minneapolis, MN  55474

         Dave Smith                             Vice President - U.S. Advisor
         70100 AXP Financial Center             Group Compliance
         Minneapolis, MN  55474

         Bridget Sperl                          Senior Vice President -
         70100 AXP Financial Center             Client Service
         Minneapolis, MN  55474

         Paul J. Stanislaw                      Group Vice President -
         Suite 1100                             Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                        Vice President -
         70100 AXP Financial Center             Marketing Offer
         Minneapolis, MN  55474                 Development

         Lois A. Stilwell                       Group Vice President -
         Suite 433                              Greater Minnesota
         9900 East Bren Rd.                     Area/Iowa
         Minnetonka, MN  55343

         James J. Strauss                       Vice President and
         70100 AXP Financial Center             General Auditor
         Minneapolis, MN  55474

         Jeffrey J. Stremcha                    Vice President -
         70100 AXP Financial Center             Information Resource
         Minneapolis, MN  55474                 Management/ISD

         John T. Sweeney                        Vice President - Lead Financial
         70100 AXP Financial Center             Officer, Products
         Minneapolis, MN  55474

         Craig P. Taucher                       Group Vice President -
         Suite 150                              Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                         Group Vice President -
         Suite 425                              Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                         Senior Vice President -
         70100 AXP Financial Center             Information and
         Minneapolis, MN  55474                 Technology

         William F. Truscott                    Senior Vice President -
         70100 AXP Financial Center             Chief Investment Officer
         Minneapolis, MN  55474

         Janet M. Vandenbark                    Group Vice President -
         3951 Westerre Parkway, Suite 250       Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                Group Vice President -
         Suite 100                              Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                       Group Vice President -
         3500 Market Street,                    Eastern Pennsylvania/Delaware
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                         Vice President and
         70100 AXP Financial Center             Chief Compliance Officer
         Minneapolis, MN  55474

         Michael D. Wolf                        Vice President - Senior
         70100 AXP Financial Center             Portfolio Manager
         Minneapolis, MN  55474

         Michael R. Woodward                    Senior Vice President -
         32 Ellicott St                         Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                      Vice President -
         70100 AXP Financial Center             Brokerage Marketing
         Minneapolis, MN  55474

         David L. Yowan                         Vice President and
         40 Wall Street                         Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                       Group Vice President -
         1 Galleria Blvd., Suite 1900           Delta States
         Metairie, LA  70001


Item 29(c)


                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $22,055,827           None                    None                  None
Financial Advisors
Inc.

Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

           (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) -
                  (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of April, 2002.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                         --------------------------------------------
                                    (Registrant)

                         By American Enterprise Life Insurance Company
                         ---------------------------------------------
                                    (Sponsor)


                         By /s/ Carol A. Holton*
                            --------------------
                                Carol A. Holton
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2002.


Signature                                               Title


/s/  Gumer C. Alvero*                     Director, Chairman of the Board and
---------------------                     Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Douglas K. Dunning**                 Director
-------------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                     Director, President and Chief
----------------------                    Executive Officer
     Carol A. Holton

/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler

/s/  James M. Odland**                    Vice President, General Counsel and
----------------------                    Secretary
     James M. Odland

/s/  Teresa J. Rasmussen*                 Director
-------------------------
     Teresa J. Rasmussen

/s/  Philip C. Wentzel*                   Vice President and Controller
-----------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
---------------------
     David L. Yowan


 * Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to this Post-Effective Amendment.




By: /s/ James M. Odland
    ------------------
        James M. Odland

** Signed pursuant to Power of Attorney, dated April 9, 2002, filed electronically as Exhibit 15.2 to this Post-Effective Amendment.




By: /s/ James M. Odland
    ------------------
        James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 11 TO REGISTRATION STATEMENT NO. 333-85567

This Registration Statement is comprised of the following papers and documents:

The cover page.

Part A.

     The prospectuses for:

     American Express Signature One Variable Annuity
     Wells Fargo Advantage Variable Annuity
     Wells Fargo Advantage Builder Variable Annuity

Part B.

     Statements of Additional Information for:

     American Express Signature One Variable Annuity
     Wells Fargo Advantage Variable Annuity
     Wells Fargo Advantage Builder Variable Annuity

Part C.

     Other Information.

     The signatures.